UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08236

Northern Funds

(Exact Name of Registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of Principal Executive Offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Item 1.	Reports to Stockholders.

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

19	SCHEDULES OF INVESTMENTS

19	EMERGING MARKETS EQUITY FUND

33	ENHANCED LARGE CAP FUND

37	GROWTH EQUITY FUND

41	INCOME EQUITY FUND

44	INTERNATIONAL GROWTH EQUITY FUND

47	LARGE CAP VALUE FUND

49	MID CAP GROWTH FUND

52	SELECT EQUITY FUND

55	SMALL CAP GROWTH FUND

58	SMALL CAP VALUE FUND

68	TECHNOLOGY FUND

70	NOTES TO THE FINANCIAL STATEMENTS

80	FUND EXPENSES

82	TRUSTEES AND OFFICERS

82	APPROVAL OF ADVISORY AGREEMENT

84	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY FUND	ENHANCED LARGE CAP FUND	GROWTH EQUITY FUND	INCOME EQUITY FUND	INTERNATIONAL GROWTH EQUITY FUND
ASSETS:
Investments, at cost	$685,699	$21,473	$151,243	$287,374	$287,435
Investments, at value	$772,512	$23,865	$166,735	$277,387	$302,416
Cash	–	–	1	–	–
Cash held at broker (restricted $1,920, respectively)	1,920	–	–	–	–
Foreign currencies, at value (cost $3,072, respectively)	3,890	–	–	–	–
Dividend income receivable	1,230	29	152	376	558
Interest income receivable	4	–	–	753	–
Receivable for foreign tax reclaimable	36	–	–	–	1,831
Receivable for securities sold	–	–	–	–	2,807
Receivable for variation margin on futures contracts	7,946	–	–	–	–
Receivable for fund shares sold	6,609	–	–	178	2,300
Receivable from investment adviser	–	3	6	11	8
Unrealized gain on forward foreign currency exchange contracts	4	–	–	–	1
Prepaid and other assets	9	5	5	5	7
Total Assets	794,160	23,902	166,899	278,710	309,928
LIABILITIES:
Cash overdraft	1,157	–	–	3	3,420
Unrealized loss on forward foreign currency exchange contracts	30	–	–	–	1
Payable for securities purchased	15,539	–	1,114	3	803
Payable for variation margin on futures contracts	24	1	–	–	–
Payable for fund shares redeemed	173	–	132	136	26
Payable to affiliates:
Investment advisory fees	43	1	23	39	50
Administration fees	19	1	4	7	7
Custody and accounting fees	13	3	2	3	14
Shareholder servicing fees	7	–	1	78	2
Transfer agent fees	12	1	3	4	5
Trustee fees	3	2	6	3	9
Accrued other liabilities	40	27	24	24	33
Total Liabilities	17,060	36	1,309	300	4,370
Net Assets	$777,100	$23,866	$165,590	$278,410	$305,558
ANALYSIS OF NET ASSETS:
Capital stock	$811,302	$47,641	$219,474	$324,744	$458,036
Accumulated undistributed net investment income (loss)	7,572	5	72	(2,581)	5,250
Accumulated undistributed net realized loss	(129,289)	(26,180)	(69,448)	(33,766)	(172,845)
Net unrealized appreciation (depreciation)	87,514	2,400	15,492	(9,987)	15,117
Net Assets	$777,099	$23,866	$165,590	$278,410	$305,558
Shares Outstanding ($.0001 par value, unlimited authorization)	74,969	3,165	14,399	27,463	39,916
Net Asset Value, Redemption and Offering Price Per Share	$10.37	$7.54	$11.50	$10.14	$7.66

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

LARGE CAP VALUE FUND	MID CAP GROWTH FUND	SELECT EQUITY FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$235,094	$94,052	$73,570	$30,004	$1,369,086	$67,772
$242,538	$118,482	$81,457	$37,439	$1,314,207	$78,034
15	173	1	81	–	1
–	–	–	–	–	–
–	–	–	–	–	–
446	32	29	4	1,637	8
–	–	–	–	–	–
–	–	–	–	–	–
6,003	3,053	1,033	538	5,483	2,300
–	–	–	–	–	–
715	10	8	4	1,739	18
3	4	5	3	67	3
–	–	–	–	–	–
7	6	5	11	37	6
249,727	121,760	82,538	38,080	1,323,170	80,370

–	–	–	–	86	–
–	–	–	–	–	–
–	2,626	180	722	3,202	2,009
–	–	–	–	201	–
444	85	48	177	1,642	10

35	16	11	6	185	13
6	3	2	1	33	2
2	1	8	–	–	1
11	–	6	–	58	7
4	2	1	1	22	1
8	3	4	3	6	4
31	24	24	24	43	23
541	2,760	284	934	5,478	2,070
$249,186	$119,000	$82,254	$37,146	$1,317,692	$78,300

$373,443	$202,060	$175,265	$204,954	$1,490,367	$935,030
4,169	(250)	179	(149)	7,974	(165)
(135,870)	(107,240)	(101,077)	(175,094)	(127,134)	(866,827)
7,444	24,430	7,887	7,435	(53,515)	10,262
$249,186	$119,000	$82,254	$37,146	$1,317,692	$78,300
29,363	8,558	4,761	3,481	110,346	7,088
$8.49	$13.91	$17.28	$10.67	$11.94	$11.05

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY FUND	ENHANCED LARGE CAP FUND	GROWTH EQUITY FUND	INCOME EQUITY FUND	INTERNATIONAL GROWTH EQUITY FUND
INVESTMENT INCOME:
Dividend income	$8,087 (1)	$299	$1,558	$2,978	$5,057 (2)
Interest income	15	1	–	1,788	–
Total Investment Income	8,102	300	1,558	4,766	5,057
EXPENSES:
Investment advisory fees	975	39	664	1,057	1,372
Administration fees	418	19	117	187	206
Custody fees	268	31	33	21	134
Accounting fees	38	12	18	22	23
Transfer agent fees	279	13	78	124	137
Blue sky fees	12	8	9	16	10
SEC fees	1	1	1	1	1
Printing fees	22	20	20	20	22
Audit fees	5	5	5	5	5
Legal fees	5	5	5	5	5
Shareholder servicing fees	19	–	4	107	5
Trustee fees and expenses	4	4	4	3	4
Interest expense	–	–	1	–	4
Other	6	5	5	5	7
Total Expenses	2,052	162	964	1,573	1,935
Less expenses reimbursed by investment adviser	–	(84)	(182)	(329)	(216)
Net Expenses	2,052	78	782	1,244	1,719
Net Investment Income (Loss)	6,050	222	776	3,522	3,338
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(7,291)	(2,090)	(8,203)	(5,017)	(20,608)
Written options	–	–	133	–	–
Futures contracts	6,629	210	–	–	–
Foreign currency transactions	(93)	–	–	–	229
Net change in unrealized appreciation (depreciation) on:
Investments	230,611	9,576	58,535	70,007	114,539
Written options	–	–	(6)	–	–
Futures contracts	278	(41)	–	–	–
Forward foreign currency exchange contracts	(43)	–	–	–	(9)
Translation of other assets and liabilities denominated in foreign currencies	434	–	–	–	184
Net Gains on Investments and Foreign Currency	230,525	7,655	50,459	64,990	94,335
Net Increase in Net Assets Resulting from Operations	$236,575	$7,877	$51,235	$68,512	$97,673

(1)	Net of $929 in non–reclaimable foreign withholding taxes.
(2)	Net of $462 in non–reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

LARGE CAP VALUE FUND	MID CAP GROWTH FUND	SELECT EQUITY FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$3,834	$301	$508	$69	$10,851	$289
4	1	–	–	49	1
3,838	302	508	69	10,900	290

1,041	466	328	172	4,860	361
184	82	58	26	858	54
22	18	27	19	136	13
22	15	14	13	65	14
122	55	38	17	572	36
13	8	9	8	21	11
1	1	1	1	2	1
22	20	20	20	42	20
5	5	4	5	9	5
5	5	5	5	10	5
47	4	21	6	1,059	19
4	4	4	4	7	4
–	1	–	–	–	–
6	5	5	5	9	5
1,494	689	534	301	7,650	548
(145)	(140)	(148)	(85)	(1,932)	(96)
1,349	549	386	216	5,718	452
2,489	(247)	122	(147)	5,182	(162)

(26,328)	11,569	6,466	2,742	(55,791)	(1,583)
–	–	–	–	–	–
–	–	–	–	16,096	–
–	–	–	–	–	–
98,853	18,888	12,735	7,936	412,985	20,471
–	–	–	–	–	–
–	–	–	–	(1,960)	–
–	–	–	–	–	–
–	–	–	–	–	–
72,525	30,457	19,201	10,678	371,330	18,888
$75,014	$30,210	$19,323	$10,531	$376,512	$18,726

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY FUND		ENHANCED LARGE CAP FUND		GROWTH EQUITY FUND		INCOME EQUITY FUND
Amounts in thousands	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009
OPERATIONS:
Net investment income (loss)	$6,050	$10,574	$222	$842	$776	$2,898	$3,522	$8,093
Net realized gains (losses)	(755)	(127,462)	(1,880)	(15,340)	(8,070)	(48,806)	(5,017)	(21,227)
Net change in unrealized appreciation (depreciation)	231,280	(249,150)	9,535	(4,018)	58,529	(47,364)	70,007	(90,895)
Net Increase (Decrease) in Net Assets Resulting from Operations	236,575	(366,038)	7,877	(18,516)	51,235	(93,272)	68,512	(104,029)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	232,692	(783)	(10,848)	(22,471)	(23,302)	(93,428)	(2,094)	(78,412)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	232,692	(783)	(10,848)	(22,471)	(23,302)	(93,428)	(2,094)	(78,412)
DISTRIBUTIONS PAID:
From net investment income	–	(8,000)	(224)	(851)	(720)	(2,926)	(2,711)	(11,918)
From net realized gains	–	(4,336)	–	–	–	–	–	—
Total Distributions Paid	–	(12,336)	(224)	(851)	(720)	(2,926)	(2,711)	(11,918)
Total Increase (Decrease) in Net Assets	469,267	(379,157)	(3,195)	(41,838)	27,213	(189,626)	63,707	(194,359)
NET ASSETS:
Beginning of period	307,832	686,989	27,061	68,899	138,377	328,003	214,703	409,062
End of period	$777,099	$307,832	$23,866	$27,061	$165,590	$138,377	$278,410	$214,703
Accumulated Undistributed Net Investment Income (Loss)	$7,572	$1,522	$5	$7	$72	$16	$(2,581)	$(3,392)

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2009

INTERNATIONAL GROWTH EQUITY FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND		SELECT EQUITY FUND		SMALL CAP GROWTH FUND		SMALL CAP VALUE FUND		TECHNOLOGY FUND
SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009

$3,338	$13,004	$2,489	$11,086	$(247)	$(142)	$122	$450	$(147)	$(264)	$5,182	$12,840	$(162)	$(292)
(20,379)	(149,384)	(26,328)	(94,393)	11,569	(53,243)	6,466	(41,208)	2,742	(15,394)	(39,695)	(58,379)	(1,583)	(10,686)
114,714	(172,613)	98,853	(70,318)	18,888	2,400	12,735	(9,577)	7,936	(1,979)	411,025	(448,947)	20,471	(18,163)
97,673	(308,993)	75,014	(153,625)	30,210	(50,985)	19,323	(50,335)	10,531	(17,637)	376,512	(494,486)	18,726	(29,141)

(31,022)	(337,909)	(45,740)	(190,948)	(10,271)	(15,696)	(7,608)	(27,347)	(2,591)	(456)	35,515	449,882	(3,146)	(18,425)

(31,022)	(337,909)	(45,740)	(190,948)	(10,271)	(15,696)	(7,608)	(27,347)	(2,591)	(456)	35,515	449,882	(3,146)	(18,425)

–	(14,000)	–	(9,400)	–	–	–	(510)	–	–	–	(11,559)	–	–
–	(24,376)	–	–	–	–	–	–	–	–	–	–	–	–
–	(38,376)	–	(9,400)	–	–	–	(510)	–	–	–	(11,559)	–	–
66,651	(685,278)	29,274	(353,973)	19,939	(66,681)	11,715	(78,192)	7,940	(18,093)	412,027	(56,163)	15,580	(47,566)

238,907	924,185	219,912	573,885	99,061	165,742	70,539	148,731	29,206	47,299	905,665	961,828	62,720	110,286
$305,558	$238,907	$249,186	$219,912	$119,000	$99,061	$82,254	$70,539	$37,146	$29,206	$1,317,692	$905,665	$78,300	$62,720
$5,250	$1,912	$4,169	$1,680	$(250)	$(3)	$179	$57	$(149)	$(2)	$7,974	$2,792	$(165)	$(3)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$6.46	$12.92	$11.11	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.26	0.19	0.09
Net realized and unrealized gains (losses)	3.84	(6.41)	2.09	1.08
Total from Investment Operations	3.91	(6.15)	2.28	1.17
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	(0.20)	(0.22)	(0.06)
From net realized gains	–	(0.11)	(0.25)	–
Total Distributions Paid	–	(0.31)	(0.47)	(0.06)
Net Asset Value, End of Period	$10.37	$6.46	$12.92	$11.11
Total Return(3)	60.53%	(47.60)%	20.17%	11.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$777,099	$307,832	$686,989	$451,651
Ratio to average net assets of:(4)
Expenses, net of credits	0.74%	0.76%	0.72%	0.77%
Expenses, before credits	0.74%	0.76%	0.72%	0.77%
Net investment income, net of credits	2.17%	2.14%	1.45%	1.23%
Net investment income, before credits	2.17%	2.14%	1.45%	1.23%
Portfolio Turnover Rate	1.50%	29.68%	11.32%	16.23%

(1)	Commenced investment operations on April 25, 2006.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

ENHANCED LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006(1)
Net Asset Value, Beginning of Period	$5.66	$9.41	$11.25	$10.22	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.16	0.18	0.14	0.04
Net realized and unrealized gains (losses)	1.88	(3.75)	(1.24)	1.13	0.22
Total from Investment Operations	1.94	(3.59)	(1.06)	1.27	0.26
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)	(0.16)	(0.17)	(0.14)	(0.04)
From net realized gains	–	–	(0.61)	(0.10)	–
Total Distributions Paid	(0.06)	(0.16)	(0.78)	(0.24)	(0.04)
Net Asset Value, End of Period	$7.54	$5.66	$9.41	$11.25	$10.22
Total Return(2)	34.43%	(38.50)%	(10.04)%	12.50%	2.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$23,866	$27,061	$68,899	$138,291	$37,543
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, before reimbursements and credits	1.25%	0.94%	0.68%	0.78%	1.71%
Net investment income, net of reimbursements and credits	1.71%	1.90%	1.47%	1.49%	1.68%
Net investment income, before reimbursements and credits	1.06%	1.56%	1.39%	1.31%	0.57%
Portfolio Turnover Rate	47.25%	100.07%	191.20%	100.03%	22.05%

(1)	Commenced investment operations on December 16, 2005.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

GROWTH EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$8.28	$13.17	$16.22	$16.24	$15.64	$15.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.15	0.12	0.12	0.07	0.09
Net realized and unrealized gains (losses)	3.22	(4.89)	(1.10)	1.16	1.60	0.64
Total from Investment Operations	3.27	(4.74)	(0.98)	1.28	1.67	0.73
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.15)	(0.12)	(0.13)	(0.06)	(0.09)
From net realized gains	–	–	(1.95)	(1.17)	(1.01)	–
Total Distributions Paid	(0.05)	(0.15)	(2.07)	(1.30)	(1.07)	(0.09)
Net Asset Value, End of Period	$11.50	$8.28	$13.17	$16.22	$16.24	$15.64
Total Return(1)	39.53%	(36.17)%	(7.12)%	7.93%	10.72%	4.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$165,590	$138,377	$328,003	$577,212	$734,552	$728,760
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.23%	1.20%	1.16%	1.17%	1.24%	1.25%
Net investment income, net of waivers, reimbursements and credits	0.99%	1.29%	0.70%	0.67%	0.42%	0.60%
Net investment income, before waivers, reimbursements and credits	0.76%	1.09%	0.54%	0.50%	0.18%	0.35%
Portfolio Turnover Rate	35.08%	92.02%	72.00%	88.79%	60.23%	86.61%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$7.73	$11.60	$13.26	$12.06	$12.11	$12.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.25	0.32	0.36	0.35	0.34
Net realized and unrealized gains (losses)	2.38	(3.72)	(0.90)	1.67	0.94	0.42
Total from Investment Operations	2.51	(3.47)	(0.58)	2.03	1.29	0.76
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)	(0.40)	(0.37)	(0.39)	(0.37)	(0.46)
From net realized gains	–	–	(0.71)	(0.44)	(0.97)	(0.30)
Total Distributions Paid	(0.10)	(0.40)	(1.08)	(0.83)	(1.34)	(0.76)
Net Asset Value, End of Period	$10.14	$7.73	$11.60	$13.26	$12.06	$12.11
Total Return(1)	32.59%	(30.37)%	(4.86)%	17.31%	11.06%	6.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$278,410	$214,703	$409,062	$453,198	$363,336	$343,905
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.26%	1.28%	1.28%	1.23%	1.34%	1.30%
Net investment income, net of waivers, reimbursements and credits	2.84%	2.66%	2.45%	2.81%	2.80%	2.76%
Net investment income, before waivers, reimbursements and credits	2.58%	2.38%	2.17%	2.58%	2.46%	2.46%
Portfolio Turnover Rate	10.48%	20.93%	50.08%	32.85%	74.74%	58.81%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL GROWTH EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007		YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$5.31	$10.70		$13.61	$12.62		$10.51	$9.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.32		0.16	0.16		0.11	0.09
Net realized and unrealized gains (losses)	2.26	(4.87)		(0.04)	2.25		2.09	1.13
Total from Investment Operations	2.35	(4.55)		0.12	2.41		2.20	1.22
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.31)		(0.19)	(0.23)		(0.09)	(0.06)
From net realized gains	–	(0.53)		(2.84)	(1.19)		–	–
Total Distributions Paid	–	(0.84)		(3.03)	(1.42)		(0.09)	(0.06)
Net Asset Value, End of Period	$7.66	$5.31		$10.70	$13.61		$12.62	$10.51
Total Return(2)	44.26%	(43.23)%		(0.69)%	19.63%		21.00%	13.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$305,558	$238,907		$924,185	$1,201,357		$1,414,412	$1,282,892
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.25%	1.26	%(4)	1.25%	1.26	%(4)	1.25%	1.25%
Expenses, before waivers, reimbursements and credits	1.41%	1.40%		1.39%	1.40%		1.49%	1.45%
Net investment income, net of waivers, reimbursements and credits	2.43%	2.27%		1.09%	1.14%		0.93%	1.15%
Net investment income, before waivers, reimbursements and credits	2.27%	2.13%		0.95%	1.00%		0.69%	0.95%
Portfolio Turnover Rate	23.86%	75.96%		74.69%	69.99%		98.16%	63.85%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$6.21	$10.23	$13.70	$13.36	$13.44	$12.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.30	0.31	0.27	0.25	0.16
Net realized and unrealized gains (losses)	2.19	(4.07)	(1.93)	1.59	0.90	0.76
Total from Investment Operations	2.28	(3.77)	(1.62)	1.86	1.15	0.92
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.25)	(0.40)	(0.26)	(0.23)	(0.14)
From net realized gains	–	–	(1.45)	(1.26)	(1.00)	–
Total Distributions Paid	–	(0.25)	(1.85)	(1.52)	(1.23)	(0.14)
Net Asset Value, End of Period	$8.49	$6.21	$10.23	$13.70	$13.36	$13.44
Total Return(1)	36.72%	(37.16)%	(13.12)%	14.04%	8.96%	7.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$249,186	$219,912	$573,885	$1,171,644	$1,187,515	$1,175,150
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses, before waivers, reimbursements and credits	1.22%	1.21%	1.17%	1.18%	1.29%	1.24%
Net investment income, net of waivers, reimbursements and credits	2.03%	2.95%	2.09%	1.83%	1.80%	1.39%
Net investment income, before waivers, reimbursements and credits	1.91%	2.84%	2.02%	1.75%	1.61%	1.25%
Portfolio Turnover Rate	18.76%	61.00%	68.10%	41.13%	33.10%	22.30%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP GROWTH FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$10.52	$16.11	$15.80	$15.06	$12.91	$12.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03)	(0.02)	(0.05)	(0.03)	(0.05)	(0.10)
Net realized and unrealized gains (losses)	3.42	(5.57)	0.36	0.77	2.20	0.54
Total from Investment Operations	3.39	(5.59)	0.31	0.74	2.15	0.44
Net Asset Value, End of Period	$13.91	$10.52	$16.11	$15.80	$15.06	$12.91
Total Return(1)	32.22%	(34.70)%	1.96%	4.91%	16.65%	3.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$119,000	$99,061	$165,742	$185,151	$319,933	$311,668
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.26%	1.26%	1.20%	1.18%	1.26%	1.26%
Net investment loss, net of waivers, reimbursements and credits	(0.45)%	(0.11)%	(0.28)%	(0.17)%	(0.26)%	(0.59)%
Net investment loss, before waivers, reimbursements and credits	(0.71)%	(0.37)%	(0.48)%	(0.35)%	(0.52)%	(0.85)%
Portfolio Turnover Rate	124.13%	511.82%	295.78%	140.46%	149.57%	106.13%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SELECT EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$13.41	$21.48	$20.91	$20.17	$18.11	$17.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.08	0.08	0.08	0.04	0.07
Net realized and unrealized gains (losses)	3.84	(8.06)	0.58	0.73	2.05	0.25
Total from Investment Operations	3.87	(7.98)	0.66	0.81	2.09	0.32
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.09)	(0.09)	(0.07)	(0.03)	(0.07)
Total Distributions Paid	–	(0.09)	(0.09)	(0.07)	(0.03)	(0.07)
Net Asset Value, End of Period	$17.28	$13.41	$21.48	$20.91	$20.17	$18.11
Total Return(1)	28.86%	(37.19)%	3.05%	4.09%	11.56%	1.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$82,254	$70,539	$148,731	$178,752	$245,468	$307,334
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.39%	1.30%	1.25%	1.25%	1.27%	1.42%
Net investment income, net of waivers, reimbursements and credits	0.32%	0.39%	0.30%	0.35%	0.17%	0.39%
Net investment income (loss), before waivers, reimbursements and credits	(0.07)%	0.09%	0.05%	0.10%	(0.10)%	(0.03)%
Portfolio Turnover Rate	135.40%	246.80%	157.49%	148.99%	145.09%	206.70%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP GROWTH FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$7.81	$12.56	$13.77	$12.93	$10.32	$9.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.04)	(0.07)	(0.09)	(0.12)	(0.13)	(0.26)
Net realized and unrealized gains (losses)	2.90	(4.68)	(1.12)	0.96	2.74	0.79
Total from Investment Operations	2.86	(4.75)	(1.21)	0.84	2.61	0.53
Net Asset Value, End of Period	$10.67	$7.81	$12.56	$13.77	$12.93	$10.32
Total Return(1)	36.62%	(37.77)%	(8.86)%	6.50%	25.29%	5.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$37,146	$29,206	$47,299	$52,099	$68,010	$74,082
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25%	1.25%	1.25%	1.25%	1.26	%(3)
Expenses, before waivers, reimbursements and credits	1.74%	1.71%	1.57%	1.53%	1.52%	1.49%
Net investment loss, net of waivers, reimbursements and credits	(0.85)%	(0.67)%	(0.67)%	(0.80)%	(0.67)%	(0.88)%
Net investment loss, before waivers, reimbursements and credits	(1.34)%	(1.13)%	(0.99)%	(1.08)%	(0.94)%	(1.11)%
Portfolio Turnover Rate	114.12%	299.24%	244.58%	140.99%	150.83%	145.26%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	Expense ratios, net of waivers, reimbursements and credits, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund’s temporary borrowing against a line of credit.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$8.49	$13.30	$16.62	$17.59	$15.15	$14.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.12	0.13	0.09	0.13	0.10
Net realized and unrealized gains (losses)	3.38	(4.81)	(2.20)	0.91	3.57	1.76
Total from Investment Operations	3.45	(4.69)	(2.07)	1.00	3.70	1.86
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.12)	(0.14)	(0.12)	(0.08)	(0.14)
From net realized gains	–	–	(1.11)	(1.85)	(1.18)	(0.80)
Total Distributions Paid	–	(0.12)	(1.25)	(1.97)	(1.26)	(0.94)
Net Asset Value, End of Period	$11.94	$8.49	$13.30	$16.62	$17.59	$15.15
Total Return(1)	40.64%	(35.51)%	(12.63)%	5.78%	25.55%	13.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,317,692	$905,665	$961,828	$951,307	$611,728	$482,494
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.34%	1.38%	1.32%	1.24%	1.28%	1.28%
Net investment income, net of waivers, reimbursements and credits	0.90%	1.20%	0.85%	0.68%	0.85%	0.79%
Net investment income, before waivers, reimbursements and credits	0.56%	0.82%	0.53%	0.44%	0.57%	0.51%
Portfolio Turnover Rate	29.99%	36.95%	47.25%	41.07%	31.58%	23.07%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

TECHNOLOGY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$8.48	$11.98	$12.38	$12.22	$10.48	$11.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.04)	(0.09)	(0.10)	(0.11)	(0.14)
Net realized and unrealized gains (losses)	2.59	(3.46)	(0.31)	0.26	1.85	(0.90)
Total from Investment Operations	2.57	(3.50)	(0.40)	0.16	1.74	(1.04)
Net Asset Value, End of Period	$11.05	$8.48	$11.98	$12.38	$12.22	$10.48
Total Return(1)	30.31%	(29.22)%	(3.23)%	1.31%	16.60%	(9.03)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$78,300	$62,720	$110,286	$146,537	$209,298	$255,160
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before waivers, reimbursements and credits	1.52%	1.49%	1.41%	1.38%	1.43%	1.48%
Net investment loss, net of waivers, reimbursements and credits	(0.45)%	(0.34)%	(0.60)%	(0.68)%	(0.54)%	(0.69)%
Net investment loss, before waivers, reimbursements and credits	(0.72)%	(0.58)%	(0.76)%	(0.81)%	(0.72)%	(0.92)%
Portfolio Turnover Rate	29.75%	140.14%	133.45%	84.66%	75.95%	29.78%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1%

Brazil – 6.2%

All America Latina Logistica S.A.	99,746	$769

B2W Companhia Global Do Varejo	14,797	416

Banco do Brasil S.A.	85,859	1,514

BM&FBOVESPA S.A.	316,746	2,335

BRF – Brasil Foods SA *	84,285	2,246

Centrais Eletricas Brasileiras S.A.	57,185	891

Cia de Concessoes Rodoviarias	31,336	536

Cia de Saneamento Basico do Estado de Sao Paulo	29,874	575

Cia Siderurgica Nacional S.A.	101,841	3,126

Companhia Brasileira de Meios de Pagamento	157,984	1,568

Cosan SA Industria e Comercio *	30,387	335

CPFL Energia S.A.	24,775	447

Cyrela Brazil Realty S.A.	55,614	724

EDP – Energias do Brasil S.A.	17,270	285

Empresa Brasileira de Aeronautica S.A. *	131,614	761

Gerdau S.A.	26,159	274

Global Village Telecom Holding S.A. *	22,184	508

JBS S.A.	93,314	486

Marfrig Alimentos S.A. *	35,148	334

MRV Engenharia e Participacoes S.A.	23,023	442

Natura Cosmeticos S.A.	43,960	793

OGX Petroleo e Gas Participacoes S.A.	3,186	2,437

Petroleo Brasileiro S.A. – Petrobras	585,791	13,507

Porto Seguro S.A.	24,432	248

Redecard S.A.	85,720	1,318

Souza Cruz S.A.	19,582	688

Tele Norte Leste Participacoes S.A.	16,007	361

Tractebel Energia S.A.	32,800	387

Usinas Siderurgicas de Minas Gerais S.A.	28,874	738

Vale S.A.	369,391	8,588
Votorantim Celulose e Papel S.A. *	25,557	419
		48,056

Chile – 1.2%

AES Gener S.A.	581,084	252

Banco de Credito e Inversiones	8,581	250

Banco Santander Chile S.A.	11,823,439	658

CAP S.A.	19,438	500

Centros Comerciales Sudamericanos S.A.	214,525	589

Colbun S.A.	1,830,007	441

Compania Cervecerias Unidas S.A.	31,671	217

Empresa Nacional de Electricidad S.A. ADR	3,800	178

Empresa Nacional de Electricidad S.A.	737,422	1,149

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Chile – 1.2% – continued

Empresas CMPC S.A.	25,501	$900

Empresas COPEC S.A.	115,287	1,483

Enersis S.A.	2,875,891	1,048

Enersis S.A. ADR	9,024	166

ENTEL Chile S.A.	25,750	330

Lan Airlines S.A.	31,145	405

Lan Airlines S.A. ADR	8,335	110

SACI Falabella	71,933	317

Sociedad Quimica y Minera de Chile S.A. ADR	3,193	125
Vina Concha y Toro S.A.	112,575	237
		9,355

China – 16.8%

Agile Property Holdings Ltd.	406,000	474

Air China Ltd., Class H *	528,705	305

Alibaba.com Ltd.	323,632	747

Aluminum Corp. of China Ltd., Class H *	1,001,435	1,094

Angang Steel Co. Ltd., Class H	282,022	527

Anhui Conch Cement Co. Ltd., Class H	105,025	695

Bank of China Ltd., Class H	14,629,448	7,653

Bank of Communications Co. Ltd., Class H	1,479,469	1,789

Beijing Capital International Airport Co. Ltd., Class H *	510,000	315

Beijing Enterprises Holdings Ltd.	131,271	692

Belle International Holdings Ltd.	978,000	994

Byd Co. Ltd., Class H *	131,199	1,070

Chaoda Modern Agriculture Holding Ltd.	612,110	367

China Agri-Industries Holdings Ltd.	416,221	388

China BlueChemical Ltd., Class H	402,588	217

China Citic Bank, Class H	1,260,572	826

China Coal Energy Co., Class H	889,232	1,159

China Communications Construction Co. Ltd., Class H	1,069,287	1,147

China Communications Services Corp. Ltd., Class H	429,035	234

China Construction Bank Corp., Class H	11,533,106	9,163

China COSCO Holdings Co. Ltd., Class H	621,721	737

China Dongxiang Group Co.	558,752	372

China Everbright Ltd.	189,110	428

China High Speed Transmission Equipment Group Co. Ltd.	227,690	463

China International Marine Containers Co. Ltd., Class B	199,800	204

China Life Insurance Co. Ltd., Class H	1,909,334	8,349

China Mengniu Dairy Co. Ltd. *	290,000	740

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

China – 16.8% – continued

China Merchants Bank Co. Ltd., Class H	889,652	$1,966

China Merchants Holdings International Co. Ltd.	277,249	909

China Mobile Ltd.	1,544,136	15,164

China National Building Material Co. Ltd., Class H	312,000	727

China Oilfield Services Ltd., Class H	401,558	373

China Overseas Land & Investment Ltd.	1,053,546	2,257

China Petroleum & Chemical Corp., Class H	4,092,492	3,484

China Railway Construction Corp. Ltd., Class H	489,000	646

China Railway Group Ltd., Class H *	959,827	820

China Resources Enterprise	303,628	878

China Resources Land Ltd.	519,756	1,131

China Resources Power Holdings Co. Ltd.	418,200	966

China Shenhua Energy Co. Ltd., Class H	827,776	3,575

China Shipping Container Lines Co. Ltd., Class H *	911,695	329

China Shipping Development Co. Ltd., Class H	346,485	434

China South Locomotive and Rolling Stock Corp., Class H	514,669	298

China Taiping Insurance Holdings Co. Ltd. *	185,460	496

China Telecom Corp. Ltd., Class H	3,570,344	1,689

China Travel International Inv HK	698,749	137

China Unicom Hong Kong Ltd.	1,532,211	2,152

China Vanke Co. Ltd., Class B	296,172	372

China Yurun Food Group Ltd.	280,148	603

China Zhongwang Holdings Ltd. *	404,000	393

Citic Pacific Ltd.	277,363	724

CNOOC Ltd.	4,584,589	6,199

Cnpc Hong Kong Ltd.	527,687	415

Cosco Pacific Ltd.	296,000	422

Country Garden Holdings Co.	1,083,967	389

Datang International Power Generation Co. Ltd., Class H	808,000	421

Denway Motors Ltd.	1,224,000	541

Dongfang Electric Corp. Ltd., Class H	41,000	205

Dongfeng Motor Group Co. Ltd., Class H	694,169	730

Fosun International	390,660	271

Franshion Properties China Ltd.	791,408	223

Fushan International Energy Group Ltd.	687,933	461

Geely Automobile Holdings Ltd.	862,511	233

GOME Electrical Appliances Holdings Ltd. *	1,874,480	497

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

China – 16.8% – continued

Guangdong Investment Ltd.	604,514	$298

Guangshen Railway Co. Ltd., Class H	392,000	158

Guangzhou R&F Properties Co. Ltd., Class H	252,976	441

Harbin Power Equipment Co. Ltd., Class H	190,000	178

Hengan International Group Co. Ltd.	162,683	980

Hidili Industry International Development Ltd. *	248,465	230

Hopson Development Holdings Ltd.	174,163	301

Huabao International Holdings Ltd.	312,000	334

Huaneng Power International, Inc., Class H	789,155	518

Industrial & Commercial Bank of China, Class H	11,725,500	8,788

Inner Mongolia Yitai Coal Co., Class B	81,300	450

Jiangsu Express Co. Ltd., Class H	300,000	245

Jiangxi Cooper Co. Ltd., Class H	356,000	787

Kingboard Chemical Holdings Ltd.	146,757	554

Li Ning Co. Ltd.	186,552	573

Maanshan Iron & Steel, Class H *	419,290	251

Parkson Retail Group Ltd.	312,000	460

PetroChina Co. Ltd., Class H	5,414,786	6,161

PICC Property & Casualty Co., Ltd., Class H *	638,849	436

Ping An Insurance Group Co. of China Ltd., Class H	328,170	2,582

Renhe Commercial Holdings Co. Ltd.	2,024,539	406

Shandong Weigao, Class H	89,029	293

Shanghai Electric Group Co. Ltd., Class H	748,000	358

Shanghai Industrial Holdings Ltd.	140,043	630

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	107,000	188

Shanghai Zhenhua Port Machinery Co., Class B	202,070	159

Shimao Property Holdings Ltd.	406,903	685

Shui On Land Ltd.	727,397	415

Sinofert Holdings Ltd.	500,000	221

Sino-Ocean Land Holdings Ltd.	782,801	703

Sinopec Shanghai Petrochemical Co. Ltd., Class H *	558,670	233

Sinotruk Hong Kong Ltd.	186,430	215

Soho China Ltd.	509,278	271

Tencent Holdings Ltd.	231,423	3,745

Tingyi Cayman Islands Holding Corp.	426,504	880

Tsingtao Brewery Co. Ltd., Class H	79,767	301

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

China – 16.8% – continued

Want Want China Holdings Ltd.	649,543	$381

Weichai Power Co. Ltd., Class H	54,000	282

Yantai Changyu Pioneer Wine Co., Class B	44,400	284

Yanzhou Coal Mining Co. Ltd., Class H	495,138	712

Zhejiang Expressway Co. Ltd., Class H	389,294	339

Zijin Mining Group Co. Ltd., Class H	1,044,775	1,018
ZTE Corp., Class H	73,588	387
		130,510

Colombia – 0.6%

BanColombia S.A.	58,756	625

BanColombia S.A. ADR	8,252	354

Cementos Argos S.A.	70,902	406

Ecopetrol S.A.	1,015,037	1,431

Grupo de Inversiones Suramericana	53,712	700

Inversiones Argos S.A.	75,421	629
ISA S.A.	95,699	609
		4,754

Czech Republic – 0.5%

CEZ A/S	42,400	2,260

Komercni Banka A/S	3,824	763
Telefonica O2 Czech Republic A/S	28,258	700
		3,723

Egypt – 0.5%

Commercial International Bank	63,671	671

Egyptian Co. for Mobile Services	8,110	322

Egyptian Financial Group-Hermes Holding	61,664	333

Egyptian Kuwait Holding Co.	163,027	390

EL Ezz Aldekhela Steel Alexandria	760	116

El Ezz Steel Rebars SAE	53,419	148

ElSwedy Cables Holding Co.	8,426	119

Orascom Construction Industries	22,109	942

Orascom Telecom Holding SAE	113,910	720

Sidi Kerir Petrochemcials Co.	45,079	95

Talaat Mostafa *	97,623	113
Telecom Egypt	82,727	266
		4,235

Hungary – 0.6%

Magyar Telekom Telecommunications PLC	121,488	533

MOL Hungarian Oil and Gas Nyrt *	13,396	1,123

OTP Bank Nyrt. *	71,099	2,048

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Hungary – 0.6% – continued
Richter Gedeon Nyrt.	3,578	$743
		4,447

India – 7.3%

ABB Ltd.	13,741	223

ACC Ltd.	12,563	213

Aditya Birla Nuvo Ltd.	8,003	158

Ambuja Cements Ltd.	163,358	338

Axis Bank Ltd.	45,408	930

Bajaj Auto Ltd.	10,713	333

Bharat Heavy Electricals Ltd.	30,213	1,462

Bharat Petroleum Corp. Ltd.	21,362	256

Cairn India Ltd. *	70,201	382

Cipla Ltd.	82,335	477

DLF Ltd.	104,819	948

Dr. Reddy’s Laboratories Ltd.	17,579	362

Dr. Reddy’s Laboratories Ltd. ADR	12,305	240

GAIL India Ltd.	98,446	734

Glenmark Pharmaceuticals Ltd.	28,426	140

GMR Infrastructure Ltd. *	91,934	266

Grasim Industries Ltd.	4,983	287

HCL Technologies Ltd.	38,731	274

HDFC Bank Ltd.	52,194	1,790

HDFC Bank Ltd. ADR	6,300	746

Hero Honda Motors Ltd.	20,187	701

Hindalco Industries Ltd.	166,408	443

Hindustan Unilever Ltd.	220,431	1,200

Housing Development Finance Corp.	53,787	3,098

ICICI Bank Ltd.	154,044	2,885

ICICI Bank Ltd. ADR	22,771	878

Idea Cellular Ltd. *	157,644	247

Indiabulls Real Estate Ltd. *	83,518	472

Infosys Technologies Ltd.	90,349	4,325

Infosys Technologies Ltd. ADR	27,237	1,321

Infrastructure Development Finance Co. Ltd.	169,179	514

ITC Ltd.	276,823	1,341

Jaiprakash Associates Ltd.	137,470	678

Jindal Steel & Power Ltd.	94,452	1,152

JSW Steel Ltd.	19,940	345

Kotak Mahindra Bank Ltd.	33,156	537

Larsen & Toubro Ltd.	51,034	1,781

Mahindra & Mahindra Ltd.	36,332	663

Maruti Suzuki India Ltd.	17,896	633

NTPC Ltd.	209,396	926

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

India – 7.3% – continued

Oil & Natural Gas Corp. Ltd.	65,600	$1,598

Power Grid Corp. of India Ltd.	110,724	252

Ranbaxy Laboratories Ltd. *	27,400	229

Reliance Capital Ltd.	25,627	489

Reliance Communications Ltd.	158,375	1,011

Reliance Industries Ltd. *	97,429	4,435

Reliance Industries Ltd., GDR (London Exchange) (1)(2)*	28,713	2,657

Reliance Infrastructure Ltd.	26,512	668

Reliance Natural Resources Ltd. *	166,628	303

Reliance Petroleum Ltd. *	214,954	572

Satyam Computer Services Ltd.	140,183	346

Sesa Goa Ltd.	83,431	461

Siemens India Ltd.	21,392	248

State Bank of India Ltd.	16,184	735

Steel Authority Of India Ltd.	120,303	425

Sterlite Industries India Ltd.	96,491	1,544

Sun Pharmaceuticals Industries Ltd.	18,640	545

Tata Consultancy Services Ltd.	120,918	1,550

Tata Motors Ltd.	47,279	581

Tata Power Compnay Ltd.	21,654	588

Tata Steel Ltd.	47,346	499

Unitech Ltd.	310,041	685

United Phosphorus Ltd.	53,489	184

United Spirits Ltd.	15,055	284

Wipro Ltd.	61,932	774

Wipro Ltd. ADR	13,570	244
Zee Entertainment Enterprises Ltd.	52,936	261
		56,867

Indonesia – 1.8%

Aneka Tambang Tbk PT	913,000	231

Astra Agro Lestari Tbk PT	107,500	234

Astra International Tbk PT	520,489	1,792

Bank Central Asia Tbk PT	3,196,148	1,522

Bank Danamon Indonesia Tbk PT	773,769	394

Bank Mandiri Persero Tbk PT	1,844,974	897

Bank Rakyat Indonesia	1,406,778	1,085

Bumi Resources Tbk PT	4,495,321	1,498

Indocement Tunggal Prakarsa Tbk PT	392,390	429

Indofood Sukses Makmur Tbk PT	1,120,000	349

Indosat Tbk PT	352,233	198

International Nickel Indonesia Tbk PT *	475,386	204

Lippo Karawaci Tbk PT *	2,320,368	161

Perusahaan Gas Negara PT	3,062,393	1,156

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Indonesia – 1.8% – continued

Semen Gresik Persero Tbk PT	366,637	$238

Tambang Batubara Bukit Asam Tbk PT	203,000	296

Telekomunikasi Indonesia Tbk PT	2,597,853	2,310

Unilever Indonesia Tbk PT	400,093	442
United Tractors Tbk PT	387,723	625
		14,061

Israel – 2.6%

Bank Hapoalim BM *	268,009	958

Bank Leumi Le-Israel BM *	315,839	1,219

Bezeq Israeli Telecommunication Corp. Ltd.	303,810	654

Cellcom Israel Ltd.	13,130	400

Check Point Software Technologies *	43,478	1,233

Delek Group Ltd.	948	160

Discount Investment Corp.	6,092	138

Elbit Systems Ltd.	5,759	391

Israel (The) Corp. Ltd. *	505	306

Israel Chemicals Ltd.	130,253	1,496

Israel Discount Bank Ltd., Class A	125,026	237

Makhteshim-Agan Industries Ltd.	68,414	310

Mizrahi Tefahot Bank Ltd. *	32,309	276

Nice Systems Ltd. *	15,641	473

Ormat Industries	13,792	116

Partner Communications	18,854	356
Teva Pharmaceutical Industries Ltd.	230,996	11,669
		20,392

Malaysia – 2.6%

AirAsia Bhd. *	240,100	97

Alliance Financial Group Bhd.	223,600	163

AMMB Holdings Bhd.	454,337	558

Astro All Asia Networks PLC	138,400	140

Axiata Group Bhd. *	668,625	596

Berjaya Sports Toto Bhd.	184,757	236

British American Tobacco Malaysia Bhd.	39,800	506

Bursa Malaysia Bhd.	80,300	189

CIMB Group Holdings Bhd.	504,100	1,611

Digi.Com Bhd.	86,100	533

Gamuda Bhd.	398,500	363

Genting Bhd.	571,900	1,126

Genting Malaysia Bhd.	832,000	656

Genting Plantations Bhd.	47,100	82

Hong Leong Bank Bhd.	140,200	266

Hong Leong Financial Group Bhd.	72,800	113

IGB Corp. Bhd. *	207,900	107

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Malaysia – 2.6% – continued

IJM Corp. Bhd.	279,720	$363

IOI Corp. Bhd.	892,250	1,338

KLCC Property Holdings Bhd.	137,500	132

Kuala Lumpur Kepong Bhd.	118,250	472

Lafarge Malayan Cement Bhd.	82,600	150

Malayan Banking Bhd.	904,106	1,729

Malaysian Airline System Bhd. *	88,600	76

MISC Bhd.	273,500	702

MMC Corp. Bhd.	186,400	133

Parkson Holdings Bhd.	127,800	188

Petronas Dagangan Bhd.	62,800	156

Petronas Gas Bhd.	125,800	353

PLUS Expressways Bhd.	379,900	365

PPB Group Bhd.	140,500	624

Public Bank Bhd.	4,142	12

Public Bank Bhd. (Registered)	263,400	776

RHB Capital Bhd.	118,900	174

Sime Darby Bhd.	774,515	1,896

SP Setia Bhd.	196,800	228

Tanjong PLC	54,700	237

Telekom Malaysia Bhd.	247,800	220

Tenaga Nasional Bhd.	497,200	1,175

UMW Holdings Bhd.	128,000	232

YTL Corp. Bhd.	197,090	406
YTL Power International Bhd.	528,999	332
		19,811

Mexico – 4.1%

Alfa S.A.B. de C.V., Class A	81,518	394

America Movil S.A.B. de C.V., Series L	4,780,896	10,466

Carso Global Telecom S.A.B. de C.V. *	180,785	744

Cemex S.A.B. de C.V., Series CPO *	2,355,859	3,040

Coca-Cola Femsa S.A.B. de C.V., Series L	67,800	325

Desarrolladora Homex S.A.B. de C.V. *	58,160	365

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	550,409	2,095

Grupo Aeroportuario del Pacifico S.A.B.de C.V., Class B	120,700	346

Grupo Bimbo S.A.B. de C.V., Series A	92,183	513

Grupo Carso S.A.B. de C.V., Series A1	145,486	476

Grupo Elektra S.A. de C.V.	18,543	735

Grupo Financiero Banorte S.A.B. de C.V., Class O	532,581	1,692

Grupo Mexico S.A.B. de C.V., Series B *	968,763	1,786

Grupo Modelo S.A.B. de C.V., Series C *	132,250	496

Grupo Televisa S.A., Series CPO	628,436	2,325

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Mexico – 4.1% – continued

Industrias Penoles S.A.B. de C.V.	25,993	$434

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	140,274	588

Mexichem S.A.B. de C.V.	217,398	326

Telefonos de Mexico S.A.B. de C.V., Series L	1,390,847	1,215

Telmex Internacional S.A.B. de C.V., Series L	1,364,448	955

Urbi Desarrollos Urbanos S.A.B. de C.V. *	118,203	240
Wal-Mart de Mexico S.A.B. de C.V., Series V	758,719	2,630
		32,186

Morocco – 0.3%

Attijariwafa Bank	7,220	251

Banque Marocaine du

Commerce Exterieur	12,262	376

Compagnie Generale Immobiliere	872	213

Douja Promotion Groupe Addoha S.A.	26,230	409

Maroc Telecom	43,784	790
ONA S.A.	1,302	218
		2,257

Peru – 0.4%

Cia de Minas Buenaventura S.A. ADR	49,085	1,728
Credicorp Ltd.	17,183	1,336
		3,064

Philippines – 0.4%

Ayala Corp.	40,786	260

Ayala Land, Inc.	1,293,980	313

Banco de Oro Universal Bank	157,600	115

Bank of the Philippine Islands	332,108	315

Energy Development Corp.	1,384,000	137

Globe Telecom, Inc.	7,650	158

Jollibee Foods Corp.	120,600	126

Manila Electric Co.	117,890	421

Metropolitan Bank & Trust	121,000	98

Philippine Long Distance Telephone Co.	12,150	620

SM Investments Corp.	49,207	337
SM Prime Holdings, Inc.	1,006,251	222
		3,122

Poland – 1.1%

Asseco Poland S.A	15,638	338

Bank Handlowy w Warszawie S.A. *	8,461	188

Bank Millennium S.A. *	64,031	102

Bank Pekao S.A. *	30,393	1,620

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Poland – 1.1% – continued

Bank Zachodni WBK S.A. *	5,441	$285

BRE Bank S.A. *	2,640	223

Cyfrowy Polsat S.A.	24,400	127

Getin Holding S.A. *	83,176	266

Globe Trade Centre S.A. *	32,095	271

Grupa Lotos S.A. *	11,474	99

ING Bank Slaski S.A. *	906	203

KGHM Polska Miedz S.A.	30,880	941

PBG S.A. *	2,634	193

Polski Koncern Naftowy Orlen *	81,296	848

Polskie Gornictwo Naftowe I Gazownictwo S.A.	306,131	386

Powszechna Kasa Oszczednosci Bank Polski S.A.	125,813	1,489

Telekomunikacja Polska S.A.	173,155	955
TVN S.A.	31,420	156
		8,690

Russia – 6.1%

Comstar United Telesystems OJSC GDR (Registered)	41,200	218

Federal Grid Co. Unified Energy System JSC *	73,910,745	873

Gazprom OAO	147,995	896

Gazprom OAO ADR (London Exchange)	561,145	13,115

Gazprom OAO ADR (OTC Exchange)	7,800	184

Gazpromneft JSC	82,505	342

LUKOIL OAO	4,763	263

LUKOIL OAO ADR (London Exchange)	94,328	5,139

LUKOIL OAO ADR (OTC Exchange)	19,800	1,086

Mechel ADR	37,820	680

MMC Norilsk Nickel *	4,833	619

MMC Norilsk Nickel ADR *	163,055	2,038

MMC Norilsk Nickel ADR *	6,961	86

Mobile Telesystems OJSC ADR	51,332	2,478

NovaTek OAO, GDR (Registered)	22,885	1,135

Novolipetsk Steel OJSC GDR (Registered) *	19,658	503

Pharmstandard GDR *	19,160	353

Polymetal *	15,000	128

Polymetal GDR (Registered) *	14,441	112

Polyus Gold Co.	5,045	219

Polyus Gold Co. ADR	26,234	597

Polyus Gold Co. OAO ADR	1,737	40

Rosneft Oil Co.	167,080	1,288

Rosneft Oil Co. GDR	217,200	1,644

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Russia – 6.1% – continued

Rostelecom	1,040	$5

Rostelecom ADR	2,537	74

RusHydro *	25,334,694	894

Sberbank	56,000	111

Sberbank-CLS	2,153,462	4,353

Severstal	665	5

Severstal GDR	48,730	375

Sistema JSFC GDR *	23,940	355

Surgutneftegaz	421,990	359

Surgutneftegaz ADR (London Exchange)	16,594	143

Surgutneftegaz ADR (OTC Exchange)	122,975	1,076

Tatneft	47,690	202

Tatneft ADR	1,663	43

Tatneft, GDR	51,665	1,282

TMK OAO GDR (Registered)	12,563	196

Uralkali *	101,486	386

Uralkali GDR *	27,100	514

Vimpel-Communications ADR *	79,400	1,485

VTB Bank OJSC	220,845,406	413

VTB Bank OJSC (Registered)	95,300	355

VTB Bank OJSC GDR (1)(2)	5,276	20
Wimm-Bill-Dann Foods OJSC ADR *	4,258	304
		46,986

South Africa – 6.9%

ABSA Group Ltd.	83,265	1,331

African Bank Investments Ltd.	197,019	776

African Rainbow Minerals Ltd.	27,367	549

Anglo Platinum Ltd. *	15,285	1,367

Anglogold Ashanti Ltd.	77,130	3,129

ArcelorMittal South Africa Ltd.	45,594	731

Aspen Pharmacare Holdings Ltd. *	56,144	464

Aveng Ltd.	103,289	596

Bidvest Group Ltd.	72,728	1,150

Discovery Holdings Ltd.	71,877	280

Exxaro Resources Ltd.	31,146	374

FirstRand Ltd.	722,212	1,594

Foschini Ltd.	52,890	438

Gold Fields Ltd.	172,008	2,355

Growthpoint Properties Ltd.	360,282	648

Harmony Gold Mining Co. Ltd.	92,662	1,003

Impala Platinum Holdings Ltd.	137,601	3,226

Imperial Holdings Ltd.	43,937	468

Investec Ltd.	55,764	427

Kumba Iron Ore Ltd.	20,069	666

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

South Africa – 6.9% – continued

Liberty Holdings Ltd.	31,216	$283

Massmart Holdings Ltd.	52,282	614

MTN Group Ltd.	376,935	6,146

Murray & Roberts Holdings Ltd.	80,487	643

Naspers Ltd., Class N	98,319	3,371

Nedbank Group Ltd.	49,409	787

Netcare Ltd. *	292,520	404

Northam Platinum Ltd.	35,043	155

Pick’n Pay Stores Ltd.	63,163	337

Pretoria Portland Cement Co. Ltd.	129,385	585

Redefine Income Fund Ltd.	580,652	557

Remgro Ltd.	113,931	1,345

Reunert Ltd.	43,094	322

RMB Holdings Ltd.	187,495	685

Sanlam Ltd.	525,955	1,440

Sappi Ltd.	132,302	500

Sasol Ltd.	146,782	5,581

Shoprite Holdings Ltd.	103,937	861

Standard Bank Group Ltd.	297,877	3,857

Steinhoff International Holdings Ltd.	302,544	667

Telkom S.A. Ltd.	67,892	392

Tiger Brands Ltd.	42,035	843

Truworths International Ltd.	110,221	626

Vodacom Group Pty Ltd. *	91,491	686
Woolworths Holdings Ltd.	175,583	378
		53,637

South Korea – 12.9%

Amorepacific Corp.	820	588

Busan Bank	39,802	440

Celltrion, Inc. *	13,675	179

Cheil Industries, Inc.	12,394	536

CJ CheilJedang Corp.	2,047	360

Daegu Bank	31,260	447

Daelim Industrial Co. Ltd.	6,989	427

Daewoo Engineering & Construction Co. Ltd.	27,870	330

Daewoo International Corp.	12,078	360

Daewoo Securities Co. Ltd.	32,420	589

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	23,490	342

Dongbu Insurance Co. Ltd.	9,900	303

Dongkuk Steel Mill Co. Ltd.	8,950	206

Doosan Corp.	2,321	175

Doosan Heavy Industries and Construction Co. Ltd.	8,257	471

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

South Korea – 12.9% – continued

Doosan Infracore Co. Ltd.	19,000	$273

GS Engineering & Construction Corp.	9,260	721

GS Holdings Corp.	13,250	366

Hana Financial Group, Inc.	48,980	1,681

Hanjin Heavy Industries & Construction Co. Ltd.	7,518	151

Hanjin Shipping Co. Ltd.	14,490	252

Hankook Tire Co. Ltd.	20,120	399

Hanwha Chem Corp.	18,172	196

Hanwha Corp.	12,090	440

Hite Brewery Co. Ltd.	1,328	189

Honam Petrochemical Corp.	3,535	265

Hynix Semiconductor, Inc. *	119,940	2,015

Hyosung Corp.	6,064	347

Hyundai Department Store Co. Ltd.	3,698	345

Hyundai Development Co.	14,700	533

Hyundai Engineering & Construction Co. Ltd.	13,011	704

Hyundai Heavy Industries	9,784	1,490

Hyundai Mipo Dockyard	2,800	295

Hyundai Mobis	16,342	2,286

Hyundai Motor Co.	39,610	3,733

Hyundai Securities Co.	29,180	404

Hyundai Steel Co.	14,042	902

Industrial Bank of Korea *	41,920	511

Kangwon Land, Inc.	24,200	357

KB Financial Group, Inc. *	83,758	4,300

KCC Corp.	1,259	377

KIA Motors Corp. *	52,460	824

Korea Electric Power Corp. *	65,816	2,002

Korea Exchange Bank	66,590	779

Korea Express Co. Ltd. *	1,578	93

Korea Gas Corp.	5,740	259

Korea Investment Holdings Co. Ltd.	9,980	295

Korea Zinc Co. Ltd.	2,236	331

Korean Air Lines Co. Ltd. *	9,218	374

KT Corp.	40,476	1,394

KT&G Corp.	28,549	1,729

LG Chem Ltd.	11,921	2,208

LG Corp.	24,474	1,636

LG Dacom Corp.	9,510	161

LG Display Co. Ltd.	59,960	1,725

LG Electronics, Inc.	24,222	2,570

LG Household & Health Care Ltd.	2,252	505

LG Telecom Ltd.	33,900	245

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

South Korea – 12.9% – continued

Lotte Confectionery Co. Ltd.	197	$207

Lotte Shopping Co. Ltd.	2,184	588

LS Corp.	4,410	384

LS Industrial Systems Co. Ltd.	4,414	347

Mirae Asset Securities Co. Ltd.	5,604	333

NCSoft Corp.	3,604	516

NHN Corp. *	10,529	1,550

OCI Co. Ltd.	3,198	714

POSCO	16,769	6,953

S1 Corp. of Korea	4,136	182

Samsung C&T Corp.	32,310	1,486

Samsung Card Co.	9,693	433

Samsung Electro-Mechanics Co. Ltd.	15,208	1,305

Samsung Electronics Co. Ltd.	28,367	19,558

Samsung Engineering Co. Ltd.	7,832	690

Samsung Fire & Marine Insurance Co. Ltd.	9,664	1,973

Samsung Heavy Industries Co. Ltd.	41,640	902

Samsung SDI Co. Ltd.	8,725	1,099

Samsung Securities Co. Ltd.	12,717	738

Samsung Techwin Co. Ltd.	9,520	752

Shinhan Financial Group Co. Ltd. *	103,391	4,137

Shinsegae Co. Ltd.	3,634	1,833

SK Broadband Co. Ltd. *	36,800	162

SK Energy Co. Ltd.	15,430	1,642

SK Holdings Co. Ltd.	5,838	556

SK Networks Co. Ltd.	17,630	189

SK Telecom Co. Ltd.	10,166	1,580

S-Oil Corp.	11,653	616

STX Offshore & Shipbuilding Co. Ltd.	9,930	122

STX Pan Ocean Co. Ltd.	24,990	229

Taewoong Co. Ltd.	1,686	108

Taihan Electric Wire Co. Ltd.	4,890	92

Tong Yang Securities, Inc.	17,113	189

Woongjin Coway Co. Ltd.	12,950	415

Woori Finance Holdings Co. Ltd. *	62,020	834

Woori Investment & Securities Co. Ltd.	21,760	308
Yuhan Corp.	2,274	368
		100,505

Taiwan – 11.1%

Acer, Inc.	640,798	1,635

Advanced Semiconductor Engineering, Inc.	1,042,096	858

Advantech Co. Ltd.	68,441	128

Asia Cement Corp.	426,986	476

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Taiwan – 11.1% – continued

Asustek Computer, Inc.	968,685	$1,658

AU Optronics Corp.	1,877,215	1,825

Capital Securities Corp. *	284,000	147

Catcher Technology Co. Ltd.	135,111	357

Cathay Financial Holding Co. Ltd. *	1,481,180	2,452

Chang Hwa Commercial Bank	1,217,000	557

Cheng Shin Rubber Industry Co. Ltd.	215,165	454

Cheng Uei Precision Industry Co. Ltd.	84,574	172

Chi Mei Optoelectronics Corp. *	1,251,662	659

Chicony Electronics Co. Ltd.	89,958	203

China Airlines *	385,324	129

China Development Financial Holding Corp. *	2,391,206	634

China Steel Corp.	2,491,238	2,312

Chinatrust Financial Holding Co. Ltd.	2,139,130	1,385

Chinese Gamer International Corp.	9,543	140

Chunghwa Picture Tubes Ltd. *	2,547,961	293

Chunghwa Telecom Co. Ltd.	1,268,379	2,282

Chunghwa Telecom Co. Ltd. ADR	5,568	100

Clevo Co. *	122,782	170

CMC Magnetics Corp. *	610,344	157

Compal Communications, Inc.	93,657	109

Compal Electronics, Inc.	954,619	1,107

Coretronic Corp.	175,000	217

CSBC Corp.	106,050	105

Delta Electronics, Inc.	422,521	1,199

E.Sun Financial Holding Co. Ltd. *	775,227	323

Epistar Corp.	128,351	462

Eternal Chemical Co. Ltd.	163,921	165

Eva Airways Corp. *	334,338	131

Evergreen International Storage & Transport Corp. *	97,000	88

Evergreen Marine Corp. Tawain Ltd. *	281,180	161

Everlight Electronics Co. Ltd.	80,779	263

Far Eastern Department Stores Co. Ltd.	219,802	217

Far Eastern Textile Co. Ltd.	719,877	842

Far EasTone Telecommunications Co. Ltd.	388,345	453

Farglory Land Development Co Ltd.	67,000	161

Feng Hsin Iron & Steel Co.	109,160	179

First Financial Holding Co. Ltd.	1,211,911	755

Formosa Chemicals & Fibre Co.	717,320	1,376

Formosa International Hotels Corp.	10,500	132

Formosa Petrochemical Corp.	314,487	823

Formosa Plastics Corp.	1,011,349	2,054

Formosa Sumco Technology Corp.	46,950	120

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Taiwan – 11.1% – continued

Formosa Taffeta Co. Ltd.	170,540	$114

Foxconn Technology Co. Ltd.	146,157	415

Fubon Financial Holding Co. Ltd. *	1,132,642	1,277

Giant Manufacturing Co. Ltd.	69,600	188

Global Unichip Corp.	20,357	96

HannStar Display Corp. *	1,135,898	248

HON HAI Precision Industry Co. Ltd.	1,949,736	7,802

HTC Corp.	167,357	1,838

Hua Nan Financial Holdings Co. Ltd.	846,256	530

InnoLux Display Corp.	536,703	682

Inotera Memories, Inc. *	381,915	245

Inventec Co. Ltd.	458,689	265

KGI Securities Co. Ltd.	750,253	402

Kinsus Interconnect Technology Corp.	66,587	194

Largan Precision Co. Ltd.	23,835	312

Lite-On Technology Corp.	507,880	666

Macronix International	861,975	475

MediaTek, Inc.	231,200	3,857

Mega Financial Holding Co. Ltd.	1,963,655	1,239

Micro-Star International Co. Ltd.	232,038	152

Mitac International	254,144	111

Motech Industries, Inc.	58,741	160

Nan Ya Plastics Corp.	1,292,695	2,110

Nan Ya Printed Circuit Board Corp.	47,743	165

Nanya Technology Corp. *	248,694	158

Novatek Microelectronics Corp. Ltd.	121,850	288

Phison Electronics Corp.	24,342	206

Pixart Imaging, Inc.	23,227	206

Polaris Securities Co. Ltd. *	494,612	290

POU Chen Corp.	566,425	366

Powerchip Semiconductor Corp. *	1,658,758	152

Powertech Technology, Inc.	150,062	451

President Chain Store Corp.	129,220	316

Prime View International Co. Ltd. *	90,095	141

Qisda Corp. *	371,496	206

Quanta Computer, Inc.	551,576	1,159

Realtek Semiconductor Corp.	96,820	226

Richtek Technology Corp.	33,285	287

Ruentex Industries Ltd. *	111,000	144

Shin Kong Financial Holding Co. Ltd. *	1,261,257	500

Siliconware Precision Industries Co.	734,480	1,036

Simplo Technology Co. Ltd.	47,000	266

Sincere Navigation	85,000	95

Sino-American Silicon Products, Inc.	59,132	142

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Taiwan – 11.1% – continued

Sinopac Financial Holdings Co. Ltd. *	1,393,000	$569

Synnex Technology International Corp.	272,469	581

Taishin Financial Holdings Co. Ltd. *	980,000	425

Taiwan Business Bank *	559,000	145

Taiwan Cement Corp.	743,101	831

Taiwan Cooperative Bank	888,900	547

Taiwan Fertilizer Co. Ltd.	181,000	645

Taiwan Glass Industrial Corp.	222,576	176

Taiwan Mobile Co. Ltd.	476,752	881

Taiwan Secom Co. Ltd.	72,100	114

Taiwan Semiconductor Manufacturing Co. Ltd.	6,208,193	12,463

Tatung Co. Ltd. *	880,000	200

Teco Electric and Machinery Co. Ltd.	404,000	175

Transcend Information, Inc.	74,441	266

Tripod Technology Corp.	94,516	242

TSRC Corp.	113,093	130

Tung Ho Steel Enterprise Corp.	163,271	172

U-Ming Marine Transport Corp.	101,000	170

Unimicron Technology Corp.	209,418	254

Uni-President Enterprises Corp.	845,732	996

United Microelectronics Corp. *	3,126,043	1,523

Vanguard International Semiconductor Corp.	173,949	76

Via Technologies, Inc. *	74,400	55

Walsin Lihwa Corp. *	671,770	230

Wan Hai Lines Ltd. *	277,310	147

Winbond Electronics Corp. *	659,451	133

Wintek Corp. *	246,000	179

Wistron Corp.	449,371	836

WPG Holdings Co. Ltd.	155,000	220

Ya Hsin Industrial Co. Ltd. *	121,548	–

Yang Ming Marine Transport Corp.	372,415	146

Young Fast Optoelectronics Co. Ltd.	19,000	262

Yuanta Financial Holding Co. Ltd.	1,848,242	1,360
Yulon Motor Co. Ltd.	207,257	238
		86,190

Thailand – 1.3%

Advanced Info Service PCL (Registered)	194,000	557

Advanced Info Service PCL NVDR	34,800	98

Bangkok Bank PCL	74,500	270

Bangkok Bank PCL (Registered)	216,800	798

Bangkok Bank PCL NVDR	98,300	356

Bank of Ayudhya PCL (Registered)	518,654	298

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Thailand – 1.3% – continued

Banpu Co. NVDR	7,807	$100

Banpu PCL (Registered)	28,300	362

BEC World PCL (Registered)	196,500	133

BEC World PCL NVDR	18,387	12

Central Pattana PCL (Registered)	132,900	93

CP ALL PCL (Registered)	452,600	267

CP ALL PCL NVDR	131,068	79

Glow Energy PCL	100,200	98

Glow Energy PCL NVDR	11,300	11

IRPC PCL	1,928,700	251

IRPC PCL NVDR	397,281	52

Kasikornbank PCL (Registered)	280,600	739

Kasikornbank PCL NVDR	21,297	53

Krung Thai Bank PCL	559,800	152

Krung Thai Bank PCL NVDR	222,255	60

Land and Houses PCL (Registered)	444,100	92

Land and Houses PCL NVDR	814,600	163

PTT Aromatics & Refining PCL	124,994	91

PTT Aromatics & Refining PCL NVDR	141,000	103

PTT Chemical PCL (Registered)	72,700	159

PTT Chemical PCL NVDR	9,200	20

PTT Exploration & Production PCL NVDR	39,542	171

PTT Exploration & Production PCL (Registered)	259,300	1,121

PTT PCL (Registered)	195,000	1,500

PTT PCL NVDR	18,200	143

Ratchaburi Electricity Generating Holding PCL (Registered)	74,900	84

Siam Cement PCL (Registered)	62,900	420

Siam Cement PCL NVDR	17,200	114

Siam Commercial Bank PCL (Registered)	255,900	626

Siam Commercial Bank PCL NVDR	46,376	117

Thai Oil PCL	112,300	158

Thai Oil PCL NVDR	104,197	141

TMB Bank PCL *	3,729,497	133

Total Access Communication PCL	93,341	119
Total Access Communication PCL NVDR	50,000	64
		10,378

Turkey – 1.5%

Akbank TAS	193,824	1,130

Aksigorta A.S.	30,758	110

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	52,450	574

Asya Katilim Bankasi A.S. *	109,742	231

BIM Birlesik Magazalar A.S.	10,043	410

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.1% – continued

Turkey – 1.5% – continued

Coca-Cola Icecek A.S.	13,600	$97

Dogan Sirketler Grubu Holdings	200,198	152

Dogan Yayin Holding *	1	–

Enka Insaat ve Sanayi A.S.	63,070	269

Eregli Demir ve Celik Fabrikalari TAS *	115,119	499

Haci Omer Sabanci Holding A.S.	123,420	480

Is Gayrimenkul Yatirim Ortakligi A.S.	1	–

KOC Holding A.S. *	118,457	313

Petkim Petrokimya Holding *	17,990	91

Tekfen Holding A.S. *	28,247	82

Tupras Turkiye Petrol Rafine	32,469	540

Turk Sise ve Cam Fabrikalari A.S. *	104,864	112

Turk Telekomunikasyon A.S.	135,613	409

Turkcell Iletisim Hizmet A.S.	195,266	1,394

Turkiye Garanti Bankasi A.S.	534,149	2,029

Turkiye Halk Bankasi A.S.	82,184	491

Turkiye Is Bankasi, Class C	271,290	1,067

Turkiye Vakiflar Bankasi Tao, Class D *	186,469	430
Yapi ve Kredi Bankasi A.S. *	225,545	495
		11,405

United States – 0.3%

Lenovo Group Ltd.	1,140,000	506
Southern Copper Corp.	54,552	1,674
		2,180
Total Common Stocks
(Cost $606,876) (3)		676,811

PREFERRED STOCKS – 9.7%

Brazil – 9.0%

AES Tiete S.A.	25,200	284

Aracruz Celulose S.A., Class B *	127,500	284

Banco Bradesco S.A.	393,789	7,835

Banco do Estado do Rio Grande do Sul	44,246	272

Bradespar S.A.	58,179	1,071

Brasil Telecom Participacoes S.A.	40,042	427

Brasil Telecom S.A.	32,376	287

Braskem S.A., Class A *	42,800	272

Centrais Eletricas Brasileiras S.A., Class B	50,333	707

Cia Brasileira de Distribuicao Grupo Paode Acucar, Class A	21,044	594

Cia de Bebidas das Americas	38,067	3,143

Cia de Transmissao de Energia Eletrica Paulista	7,269	204

Cia Energetica de Minas Gerais	90,420	1,378

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 9.7% – continued

Brazil – 9.0% – continued

Cia Energetica de Sao Paulo, Class B	46,592	$573

Cia Paranaense de Energia, Class B	27,156	481

Eletropaulo Metropolitana de Sao Paulo S.A., Class B	24,426	500

Fertilizantes Fosfatados S.A. *	24,400	252

Gerdau S.A.	168,170	2,255

Investimentos Itau S.A.	572,247	3,463

Itau Unibanco Banco Multiplo S.A.	526,704	10,614

Klabin S.A.	104,153	247

Lojas Americanas S.A.	82,569	557

Metalurgica Gerdau S.A.	70,391	1,178

Net Servicos de Comunicacao S.A. (Sao Paolo Exchange) *	47,899	557

Petroleo Brasileiro S.A. – Petrobras	807,087	15,945

Suzano Papel e Celulose S.A. *	35,421	374

Tele Norte Leste Participacoes S.A.	66,393	1,255

Telemar Norte Leste S.A.	6,182	203

Tim Participacoes S.A.	165,131	411

Ultrapar Participacoes S.A.	18,956	764

Usinas Siderurgicas de Minas Gerais S.A., Class A	65,149	1,718

Vale S.A., Class A	540,878	11,174
Vivo Participacoes S.A.	40,296	1,017
		70,296

Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B	19,909	775

Colombia – 0.1%
BanColombia S.A.	37,320	401

Russia – 0.1%

Surgutneftegaz	641,523	233

Surgutneftegaz ADR	110,810	404
Transneft	383	318
		955

South Korea – 0.4%

Hyundai Motor Co.	10,000	346

LG Electronics, Inc.	4,038	181
Samsung Electronics Co. Ltd.	5,311	2,222
		2,749
Total Preferred Stocks
(Cost $58,312) (3)		75,176

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%
IJM Corp. BHD *	27,972	$14
Total Rights
(Cost $–) (3)		14

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.6%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$20,511	$20,511
Total Short-Term Investments
(Cost $20,511)		20,511

Total Investments – 99.4%
(Cost $685,699)		772,512
Other Assets less Liabilities – 0.6%		4,587
NET ASSETS – 100.0%		$777,099

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2009, the value of these restricted illiquid securities amounted to approximately $2,677,000 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000s)
Reliance Industries Ltd.,
GDR (London Exchange)	11/1/06-12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07	56

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

At September 30, 2009, the Emerging Markets Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
Dax Index (Euro)	6	$1,246	Long	12/09	$7
E-mini MSCI Emerging Markets Index (U.S. Dollar)	135	6,207	Long	12/09	146
FTSE 100 (British Pound)	5	407	Long	12/09	3
FTSE JSE (South African Rand)	83	2,489	Long	12/09	(30)
Hang Seng Index (Hong Kong Dollar)	14	1,887	Long	10/09	(3)
MSCI Taiwan Index (U.S. Dollar)	121	3,309	Long	12/09	42
S&P/TSX (Canadian Dollar)	15	1,900	Long	12/09	18
SPI 200 (Australian Dollar)	13	1,361	Long	12/09	49
TOPIX Index (Japanese Yen)	4	406	Long	12/09	(4)

Total					$228

At September 30, 2009, the Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	17.3%
Brazilian Real	15.7
Korean Won	13.7
Taiwan Dollar	11.5
U.S. Dollar	7.0
South African Rand	7.1
Indian Rupee	6.8
All other currencies less than 5%	20.9

Total	100.0%

At September 30, 2009, the Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
U.S. Dollar	609	Israeli Shekel	2,290	10/1/09	$(1)
U.S. Dollar	861	South African Rand	6,362	10/1/09	(14)
U.S. Dollar	2,307	Hong Kong Dollar	17,879	10/2/09	–
U.S. Dollar	746	South African Rand	5,579	10/2/09	(3)
U.S. Dollar	35	Czech Koruna	604	10/5/09	–
U.S. Dollar	35	Moroccan Dirham	272	10/5/09	–
U.S. Dollar	586	Mexican Peso	7,931	10/5/09	1
U.S. Dollar	153	Polish Zloty	441	10/5/09	2
U.S. Dollar	215	Turkish Lira	321	10/5/09	1
U.S. Dollar	966	South African Rand	7,179	10/7/09	(12)

Total					$(26)

At September 30, 2009, the industry sectors for the Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	5.3%
Consumer Staples	5.2
Energy	15.1
Financials	24.5
Health Care	2.2
Industrials	6.8
Information Technology	13.6
Materials	14.3
Telecommunication Services	9.4
Utilities	3.6

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security). The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks

Consumer Discretionary	$5,563	$32,560	$–	$38,123

Consumer Staples	12,877	22,601	–	35,478

Energy	19,722	75,943	701	96,366

Financials	11,447	150,089	20	161,556

Health Care	240	16,226	–	16,466

Industrials	5,606	45,283	–	50,889

Information Technology	5,683	94,128	–	99,811

Materials	27,684	59,764	732	88,180

Telecommunication Services	19,116	48,023	5	67,144

Utilities	6,525	16,273	–	22,798

Preferred Stocks

Consumer Discretionary	1,115	527	–	1,642

Consumer Staples	3,737	–	–	3,737

Energy	17,113	318	233	17,664

Financials	22,585	–	–	22,585

Information Technology	–	2,222	–	2,222

Materials	19,599	–	–	19,599

Telecommunication Services	3,600	–	–	3,600

Utilities	4,127	–	–	4,127

Rights	–	–	14	14

Short-Term Investments	–	20,511	–	20,511

Total Investments	$186,339	$584,468	$1,705	$772,512

Other Financial Instruments *	$228	$(26)	$–	$202

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	REALIZED GAIN(LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Common Stock
Banks	$–	$–	$11	$–	$9	$20
Chemicals	–	–	153	–	233	386
Holding Companies & Diversified	–	–	14	–	–	14
Oil & Gas	–	–	167	641	125	933
Mining	–	–	7	339	–	346
Telecommunication	–	–	(3)	(2)	11	6

Total	$–	$–	349	978	378	$1,705

The amount of total unrealized gain on investments in level 3 securities still held at September 30, 2009 was $349, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9%

Advertising – 0.7%

Interpublic Group of Cos. (The), Inc. *	2,189	$17
Omnicom Group, Inc.	3,956	146
		163

Aerospace/Defense – 2.6%

General Dynamics Corp.	2,951	191

Lockheed Martin Corp.	599	47

Northrop Grumman Corp.	3,115	161

Raytheon Co.	3,309	159
United Technologies Corp.	909	55
		613

Agriculture – 2.1%

Altria Group, Inc.	11,442	204

Archer-Daniels-Midland Co.	5,543	162
Philip Morris International, Inc.	2,678	130
		496

Apparel – 0.3%
VF Corp.	945	68

Auto Manufacturers – 0.2%
Ford Motor Co. *	5,640	41

Banks – 9.9%

Bank of America Corp.	22,216	376

Capital One Financial Corp.	2,476	88

Citigroup, Inc.	28,512	138

Fifth Third Bancorp	9,784	99

Goldman Sachs Group (The), Inc.	1,956	361

JPMorgan Chase & Co.	12,784	560

Morgan Stanley	6,952	215

Regions Financial Corp.	6,286	39

SunTrust Banks, Inc.	2,008	45
Wells Fargo & Co.	15,504	437
		2,358

Beverages – 2.0%

Coca-Cola (The) Co.	2,788	150

Coca-Cola Enterprises, Inc.	6,756	145

Dr Pepper Snapple Group, Inc. *	2,235	64

Pepsi Bottling Group, Inc.	370	13
PepsiCo, Inc	1,855	109
		481

Biotechnology – 1.5%

Amgen, Inc. *	4,485	270

Biogen Idec, Inc.	607	31

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Biotechnology – 1.5% – continued
Gilead Sciences, Inc. *	1,238	$58
		359

Building Materials – 0.2%
Masco Corp.	3,532	46

Chemicals – 1.4%

CF Industries Holdings, Inc.	133	11

Eastman Chemical Co.	1,000	54

International Flavors & Fragrances, Inc.	3,247	123

Monsanto Co.	14	1
PPG Industries, Inc.	2,628	153
		342

Commercial Services – 0.9%

Convergys Corp. *	1,102	11

Donnelley (R.R.) & Sons Co.	6,996	149
H&R Block, Inc.	2,410	44
		204

Computers – 6.9%

Apple, Inc. *	1,533	284

Computer Sciences Corp. *	2,752	145

Dell, Inc. *	11,083	169

EMC Corp. of Massachusetts *	6,985	119

Hewlett-Packard Co.	8,680	410
IBM Corp.	4,333	518
		1,645

Cosmetics/Personal Care – 1.7%
Procter & Gamble (The) Co.	7,016	406

Distribution/Wholesale – 0.1%
Genuine Parts Co.	873	33

Diversified Financial Services – 1.1%

American Express Co.	2,486	84

Ameriprise Financial, Inc.	3,528	128

CME Group, Inc.	66	20
Legg Mason, Inc.	920	29
		261

Electric – 3.0%

Constellation Energy Group, Inc.	4,309	140

DTE Energy Co.	3,538	124

Duke Energy Corp.	4,425	70

Edison International	3,151	106

Entergy Corp.	331	26

FirstEnergy Corp.	354	16

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Electric – 3.0% – continued

Pepco Holdings, Inc.	6,259	$93

PG&E Corp.	1,556	63

PPL Corp.	1,508	46
Public Service Enterprise Group, Inc.	707	22
		706

Electrical Components & Equipment – 0.6%
Emerson Electric Co.	3,888	156

Electronics – 0.2%

PerkinElmer, Inc.	244	5
Thermo Fisher Scientific, Inc. *	1,026	45
		50

Engineering & Construction – 0.4%
Fluor Corp.	1,983	101

Food – 1.6%

Dean Foods Co. *	5,868	104

Safeway, Inc.	446	9

Sara Lee Corp.	2,293	25

Sysco Corp.	4,130	103
Tyson Foods, Inc., Class A	10,346	131
		372

Forest Products & Paper – 0.6%
International Paper Co.	6,560	146

Gas – 0.7%

Centerpoint Energy, Inc.	3,527	44

NiSource, Inc.	349	5
Sempra Energy	2,524	125
		174

Healthcare – Products – 3.4%

Baxter International, Inc.	558	32

Becton, Dickinson & Co.	798	56

Hospira, Inc. *	1,103	49

Johnson & Johnson	6,339	386

Medtronic, Inc.	5,750	212
Stryker Corp.	1,927	87
		822

Healthcare – Services – 1.1%

UnitedHealth Group, Inc.	7,047	176
WellPoint, Inc. *	1,878	89
		265

Household Products/Wares – 0.8%

Avery Dennison Corp.	524	19

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Household Products/Wares – 0.8% – continued
Kimberly-Clark Corp.	3,011	$177
		196

Insurance – 2.9%

American International Group, Inc. *	618	28

Chubb Corp.	1,832	92

Genworth Financial, Inc., Class A	3,102	37

Hartford Financial Services Group, Inc.	219	6

Lincoln National Corp.	627	16

Loews Corp.	4,602	158

Prudential Financial, Inc.	765	38

Travelers Cos. (The), Inc.	3,940	194

Unum Group	1,015	22
XL Capital Ltd., Class A	5,514	96
		687

Internet – 1.9%

Amazon.com, Inc. *	414	39

eBay, Inc. *	2,511	59

Google, Inc., Class A *	485	240

Symantec Corp. *	2,287	38
Yahoo!, Inc. *	3,880	69
		445

Iron/Steel – 0.5%
Nucor Corp.	2,770	130

Media – 2.5%

Disney (The Walt) Co.	4,484	123

McGraw-Hill Cos. (The), Inc.	4,612	116

News Corp., Class A	8,545	102

Time Warner, Inc.	7,043	203
Viacom, Inc., Class B *	2,035	57
		601

Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.	453	31

Miscellaneous Manufacturing – 4.9%

3M Co.	3,462	255

Cooper Industries PLC, Class A	3,887	146

Dover Corp.	3,526	137

General Electric Co.	20,596	338

Honeywell International, Inc.	2,937	109

Illinois Tool Works, Inc.	3,651	156
ITT Corp.	782	41
		1,182

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Oil & Gas – 10.4%

Anadarko Petroleum Corp.	2,436	$153

Apache Corp.	1,550	142

Chevron Corp.	6,657	469

ConocoPhillips	6,281	284

Exxon Mobil Corp.	13,892	953

Marathon Oil Corp.	2,890	92

Murphy Oil Corp.	2,377	137

Nabors Industries Ltd. *	2,732	57
Occidental Petroleum Corp.	2,585	203
		2,490

Oil & Gas Services – 1.1%

Cameron International Corp. *	341	13

National-Oilwell Varco, Inc. *	4,002	172
Schlumberger Ltd.	1,139	68
		253

Packaging & Containers – 0.8%

Bemis Co., Inc.	1,891	49

Pactiv Corp. *	1,059	27
Sealed Air Corp.	5,287	104
		180

Pharmaceuticals – 6.4%

Abbott Laboratories	2,505	124

AmerisourceBergen Corp.	4,811	108

Bristol-Myers Squibb Co.	1	–

Forest Laboratories, Inc. *	4,973	146

Lilly (Eli) & Co.	5,888	194

McKesson Corp.	670	40

Medco Health Solutions, Inc. *	1,741	96

Merck & Co., Inc.	4,043	128

Mylan, Inc. *	4,909	79

Pfizer, Inc.	23,899	395

Schering-Plough Corp.	2,966	84
Wyeth	2,978	145
		1,539

Real Estate Investment Trusts – 1.0%

HCP, Inc.	1,636	47

Host Hotels & Resorts, Inc.	4,811	57

ProLogis	3,120	37
Public Storage	1,325	100
		241

Retail – 7.5%

Best Buy Co., Inc.	1,398	53

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Retail – 7.5% – continued

CVS Caremark Corp.	6,864	$245

Darden Restaurants, Inc.	92	3

Family Dollar Stores, Inc.	1,896	50

Gap (The), Inc.	7,289	156

Home Depot (The), Inc.	7,087	189

Limited Brands, Inc.	6,543	111

McDonald’s Corp.	3,010	172

Office Depot, Inc. *	6,570	44

Penney (J.C.) Co., Inc.	4,028	136

RadioShack Corp.	6,328	105

Sears Holdings Corp. *	1,629	106

Walgreen Co.	1,363	51
Wal-Mart Stores, Inc.	7,745	380
		1,801

Semiconductors – 2.6%

Intel Corp.	19,950	391

Texas Instruments, Inc.	8,326	197
Xilinx, Inc.	1,022	24
		612

Software – 4.2%

BMC Software, Inc. *	1,205	45

CA, Inc.	768	17

Fidelity National Information Services, Inc.	4,528	116

IMS Health, Inc.	318	5

Microsoft Corp.	23,911	619
Oracle Corp.	9,213	192
		994

Telecommunications – 6.2%

AT&T, Inc.	13,759	372

CenturyTel, Inc.	4,502	151

Cisco Systems, Inc. *	19,695	464

Motorola, Inc.	7,633	65

QUALCOMM, Inc.	1,750	79

Sprint Nextel Corp. *	28,895	114

Tellabs, Inc. *	18,871	131
Verizon Communications, Inc.	3,520	106
		1,482

Textiles – 0.3%
Cintas Corp.	2,000	61

Transportation – 0.6%

CSX Corp.	229	9

Norfolk Southern Corp.	1,066	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.9% – continued

Transportation – 0.6% – continued
United Parcel Service, Inc., Class B	1,446	$82
		137
Total Common Stocks
(Cost $20,978)		23,370

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.1%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$395	$395
U.S. Treasury Bill, 0.28%, 11/19/09 (1)	100	100
Total Short-Term Investments
(Cost $495)		495

Total Investments – 100.0%
(Cost $21,473)		23,865
Other Assets less Liabilities—0.0%		1
NET ASSETS – 100.0%		$23,866

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P 500 E-mini	9	$474	Long	12/09	$8

At September 30, 2009, the industry sectors for the Enhanced Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.0%
Consumer Staples	11.2
Energy	11.7
Financials	15.2
Health Care	13.0
Industrials	10.5
Information Technology	18.8
Materials	3.6
Telecommunication Services	3.2
Utilities	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stock	$23,370(1)	$–	$–	$23,370

Short-Term Investments	–	495	–	495

Total Investments	$23,370	$495	$–	$23,865

Other Financial Instruments *	$8	$–	$–	$8

(1)	Classifications as defined in the Schedule of Investments.

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6%

Aerospace/Defense – 3.0%

L-3 Communications Holdings, Inc.	16,162	$1,298

Lockheed Martin Corp.	10,766	841

Raytheon Co.	26,978	1,294
Rolls-Royce Group PLC ADR	40,803	1,534
		4,967

Agriculture – 1.7%
Philip Morris International, Inc.	58,805	2,866

Apparel – 1.4%
Coach, Inc.	69,363	2,283

Banks – 11.5%

Bank of America Corp.	202,460	3,426

Citigroup, Inc.	322,102	1,559

Goldman Sachs Group (The), Inc.	13,978	2,577

JPMorgan Chase & Co.	66,032	2,894

Morgan Stanley	73,591	2,272

State Street Corp.	38,038	2,001

SunTrust Banks, Inc.	67,730	1,527
Wells Fargo & Co.	100,427	2,830
		19,086

Beverages – 1.6%

Dr Pepper Snapple Group, Inc. *	53,285	1,532
Pepsi Bottling Group, Inc.	29,811	1,086
		2,618

Biotechnology – 1.0%
Amgen, Inc. *	28,275	1,703

Chemicals – 0.8%
Dow Chemical (The) Co.	50,549	1,318

Commercial Services – 0.6%
Accenture PLC, Class A	26,534	989

Computers – 7.1%

Brocade Communications Systems, Inc. *	156,600	1,231

Dell, Inc.*	115,336	1,760

Hewlett-Packard Co.	67,479	3,186

IBM Corp.	37,568	4,493
Micros Systems, Inc. *	36,773	1,110
		11,780

Cosmetics/Personal Care – 1.0%
Procter & Gamble (The) Co.	28,016	1,623

Diversified Financial Services – 1.0%
Lazard Ltd., Class A	38,976	1,610

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Electric – 3.0%

Entergy Corp.	16,595	$1,325

FPL Group, Inc.	28,352	1,566
NRG Energy, Inc. *	73,866	2,082
		4,973

Environmental Control – 0.5%
Waste Management, Inc.	26,079	778

Food – 3.6%

General Mills, Inc.	25,849	1,664

Kroger (The) Co.	83,912	1,732

Sysco Corp.	36,722	913
Unilever PLC ADR	58,482	1,677
		5,986

Healthcare – Products – 3.3%

Covidien PLC	57,399	2,483
Johnson & Johnson	50,174	3,055
		5,538

Healthcare – Services – 3.4%

CIGNA Corp.	55,312	1,554

Humana, Inc. *	22,751	849

Quest Diagnostics, Inc.	21,965	1,146
Tenet Healthcare Corp. *	344,252	2,024
		5,573

Home Builders – 1.3%
Pulte Homes, Inc.	202,670	2,227

Insurance – 3.3%

ACE Ltd.	19,326	1,033

Conseco, Inc. *	236,086	1,242

Genworth Financial, Inc., Class A	103,097	1,232
Unum Group	89,859	1,927
		5,434

Iron/Steel – 0.8%
United States Steel Corp.	31,214	1,385

Machinery – Construction & Mining – 1.0%
Joy Global, Inc.	33,232	1,626

Machinery – Diversified – 0.7%
Cummins, Inc.	26,058	1,168

Media – 1.7%

Disney (The Walt) Co.	33,423	918
Time Warner, Inc.	67,445	1,941
		2,859

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Metal Fabrication/Hardware – 1.2%
Precision Castparts Corp.	18,904	$1,926

Mining – 1.6%

Southern Copper Corp.	41,802	1,283
Vale S.A. ADR	56,083	1,297
		2,580

Miscellaneous Manufacturing – 2.4%

Dover Corp.	27,120	1,051

General Electric Co.	117,014	1,921
Parker Hannifin Corp.	20,713	1,074
		4,046

Oil & Gas – 12.1%

Chevron Corp.	53,595	3,775

ENSCO International, Inc.	36,174	1,539

Exxon Mobil Corp.	70,242	4,819

Noble Corp.	47,391	1,799

Occidental Petroleum Corp.	45,111	3,537

Petroleo Brasileiro S.A. ADR	43,023	1,975

Talisman Energy, Inc.	98,049	1,700
Valero Energy Corp.	46,895	909
		20,053

Pharmaceuticals – 5.4%

Cephalon, Inc. *	26,102	1,520

Forest Laboratories, Inc. *	58,158	1,712

Schering-Plough Corp.	152,659	4,313
Teva Pharmaceutical Industries Ltd. ADR	27,877	1,409
		8,954

Real Estate Investment Trusts – 0.9%
Annaly Capital Management, Inc.	78,094	1,417

Retail – 8.0%

Aeropostale, Inc. *	16,405	713

Best Buy Co., Inc.	27,267	1,023

Gap (The), Inc.	108,450	2,321

McDonald’s Corp.	25,639	1,463

Nordstrom, Inc.	50,797	1,552

Saks, Inc. *	33,480	228

TJX Cos., Inc.	60,114	2,233
Wal-Mart Stores, Inc.	74,991	3,681
		13,214

Semiconductors – 4.3%

ASML Holding NV (New York Shares)	68,971	2,040

Intel Corp.	122,603	2,399

ON Semiconductor Corp. *	153,665	1,268

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.6% – continued

Semiconductors – 4.3% – continued
Texas Instruments, Inc.	59,104	$1,400
		7,107

Software – 4.8%

Activision Blizzard, Inc. *	178,865	2,216

CA, Inc.	25,666	564

Microsoft Corp.	162,704	4,213
Oracle Corp.	43,980	917
		7,910

Telecommunications – 4.9%

AT&T, Inc.	61,451	1,660

Cisco Systems, Inc. *	91,709	2,159

Nokia OYJ ADR	77,895	1,139

Qwest Communications International, Inc.	385,015	1,467
Verizon Communications, Inc.	54,458	1,648
		8,073

Transportation – 0.7%
Kansas City Southern *	46,184	1,223
Total Common Stocks
(Cost $148,921)		164,893

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.1%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$1,838	$1,838
Total Short-Term Investments
(Cost $1,838)		1,838

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF CONTRACTS	VALUE (000s)

CALL OPTIONS – 0.0%

Lehman Brothers Holdings, Inc., Exp. Date 1/16/10, Strike Price $20.00*	375	$4
Lehman Brothers Holdings, Inc., Exp. Date 1/16/10, Strike Price $22.50*	631	–
Total Call Options
(Premiums Paid $484)		4

Total Investments – 100.7%
(Cost $151,243)		166,735
Liabilities less Other Assets – (0.7)%		(1,145)
NET ASSETS – 100.0%		$165,590

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Growth Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.1%
Consumer Staples	10.2
Energy	12.2
Financials	16.7
Health Care	13.2
Industrials	9.6
Information Technology	18.9
Materials	3.2
Telecommunication Services	2.9
Utilities	3.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Growth Equity Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$164,893	(1)	$–	$–	$164,893

Short-Term Investments	–		1,838	–	1,838

Open Call Options	4		–	–	4

Total Investments	$164,897		$1,838	$–	$166,735

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Open Call Options	$6	$–	$(2)	$–	$(4)	$–

Total	$6	$–	$(2)	$–	$(4)	$–

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 55.0%

Auto Parts & Equipment – 0.9%
Magna International, Inc., Class A *	60,000	$2,551

Beverages – 1.2%
Coca-Cola (The) Co.	65,000	3,491

Chemicals – 1.9%
Dow Chemical (The) Co.	200,000	5,214

Computers – 4.0%

Accenture PLC, Class A	145,000	5,404
Computer Sciences Corp. *	110,000	5,798
		11,202

Cosmetics/Personal Care – 0.9%
Procter & Gamble (The) Co.	45,000	2,606

Electrical Components & Equipment – 0.8%
Emerson Electric Co.	55,000	2,204

Food – 6.1%

B&G Food, Inc.	280,000	4,556

General Mills, Inc.	20,000	1,288

Kellogg Co.	55,000	2,708

Kraft Foods, Inc., Class A	180,000	4,728
SUPERVALU, Inc.	240,000	3,614
		16,894

Forest Products & Paper – 1.8%
Rayonier, Inc.	120,000	4,909

Healthcare – Products – 1.9%
Johnson & Johnson	85,000	5,176

Healthcare – Services – 0.9%
UnitedHealth Group, Inc.	100,000	2,504

Insurance – 4.4%

Berkshire Hathaway, Inc., Class A *	20	2,020

Chubb Corp.	100,000	5,041
Travelers Cos. (The), Inc.	105,000	5,169
		12,230

Media – 2.0%
Disney (The Walt) Co.	200,000	5,492

Mining – 1.6%
Southern Copper Corp.	145,000	4,450

Miscellaneous Manufacturing – 4.4%

3M Co.	75,000	5,535

Eaton Corp.	60,000	3,396
General Electric Co.	205,000	3,366
		12,297

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 55.0% – continued

Oil & Gas – 9.0%

ConocoPhillips	75,000	$3,387

Devon Energy Corp.	50,000	3,366

EnCana Corp.	100,000	5,761

Marathon Oil Corp.	144,000	4,594

Occidental Petroleum Corp.	67,000	5,253

Sunoco, Inc.	30,000	853
Valero Energy Corp.	95,000	1,842
		25,056

Pharmaceuticals – 5.6%

Abbott Laboratories	60,000	2,968

AstraZeneca PLC ADR	35,000	1,574

Bristol-Myers Squibb Co.	75,000	1,689

GlaxoSmithKline PLC ADR	127,000	5,018
Pfizer, Inc.	255,000	4,220
		15,469

Real Estate Investment Trusts – 1.4%
Healthcare Realty Trust, Inc.	185,000	3,909

Retail – 1.4%
Home Depot (The), Inc.	150,000	3,996

Savings & Loans – 2.0%
New York Community Bancorp, Inc.	500,000	5,710

Telecommunications – 2.8%

Nokia OYJ ADR	215,000	3,143
Verizon Communications, Inc.	150,000	4,541
		7,684
Total Common Stocks
(Cost $163,435)		153,044

CONVERTIBLE PREFERRED STOCKS – 8.8%

Chemicals – 1.2%
Celanese Corp., 4.25%	100,000	3,269

Electric – 2.1%

FPL Group, Inc., 8.38%	60,000	3,052
Great Plains Energy, Inc., 12.00%	45,000	2,853
		5,905

Pharmaceuticals – 4.4%

Mylan, Inc. of Pennsylvania, 6.50%	4,500	4,660
Schering-Plough Corp., 6.00%	32,000	7,767
		12,427

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
CONVERTIBLE PREFERRED STOCKS – 8.8% – continued

Savings & Loans – 1.1%
Sovereign Capital Trust IV, 4.38%	100,000	$3,025
Total Convertible Preferred Stocks
(Cost $24,736)		24,626

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 28.6%

Computers – 8.0%

CACI International, Inc., 2.13%, 5/1/14	$6,000	$6,285

Maxtor Corp., 2.38%, 8/15/12	4,500	4,820

Mentor Graphics Corp., 6.25%, 3/1/26	5,000	4,719
NetApp, Inc., 1.75%, 6/1/13	6,000	6,525
		22,349

Healthcare – Services – 2.2%

AMERIGROUP Corp., 2.00%, 5/15/12	2,000	1,810
LifePoint Hospitals, Inc., 3.50%, 5/15/14	5,000	4,281
		6,091

Home Builders – 0.7%
DR Horton, Inc., 2.00%, 5/15/14	1,750	1,966

Housewares – 0.3%
Newell Rubbermaid, Inc., 5.50%, 3/15/14	500	987

Insurance – 4.0%

American Equity Investment Life Holding Co., 5.25%, 12/6/24	8,000	7,430
Old Republic International Corp., 8.00%, 5/15/12	3,000	3,701
		11,131

Iron/Steel – 0.6%
ArcelorMittal, 5.00%, 5/15/14	1,100	1,572

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 28.6% – continued

Mining – 2.1%
Newmont Mining Corp., 1.63%, 7/15/17	$5,000	$5,819

Miscellaneous Manufacturing – 0.2%
Ingersoll-Rand Co. Ltd., 4.50%, 4/15/12	250	455

Oil & Gas – 2.8%

Transocean, Inc., 1.50%, 12/15/37	5,000	4,862

1.63%, 12/15/37	3,000	2,963
		7,825

Retail – 2.0%
Sonic Automotive, Inc., 4.25%, 11/30/15	5,500	5,507

Semiconductors – 1.9%
Intel Corp., 2.95%, 12/15/35	6,000	5,370

Telecommunications – 3.8%

Alaska Communications Systems Group, Inc., 5.75%, 3/1/13	5,500	5,184
NII Holdings, Inc., 3.13%, 6/15/12	6,000	5,272
		10,456
Total Convertible Bonds
(Cost $79,014)		79,528

SHORT-TERM INVESTMENTS – 7.2%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	20,189	20,189
Total Short-Term Investments
(Cost $20,189)		20,189

Total Investments – 99.6%
(Cost $287,374)		277,387
Other Assets less Liabilities – 0.4%		1,023
NET ASSETS – 100.0%		$278,410

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

At September 30, 2009, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communications	2.1%
Consumer Discretionary	4.5
Consumer Staples	10.3
Energy	12.8
Financials	13.9
Health Care	15.3
Industrials	6.8
Materials	9.8
Technology	15.2
Telecommunication Services	7.0
Utilities	2.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stock	$153,044(1)	$ –	$–	$153,044

Convertible Preferred Stocks

Chemicals	3,269	–	–	3,269

Electric	5,905	–	–	5,905

Pharmaceuticals	12,427	–	–	12,427

Savings & Loans	–	3,025	–	3,025

Convertible Bonds	–	79,528(1)	–	79,528

Short-Term Investments	–	20,189	–	20,189

Total Investments	$174,645	$102,742	$–	$277,387

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8%

Australia – 2.0%

QBE Insurance Group Ltd.	145,618	$3,080
Telstra Corp. Ltd.	1,028,941	2,964
		6,044

Belgium – 2.0%
Anheuser-Busch InBev N.V.	135,043	6,175

Brazil – 2.1%

Petroleo Brasileiro S.A. ADR	65,242	2,995
Vale S.A. ADR	145,479	3,365
		6,360

Canada – 1.1%

Bombardier, Inc., Class B	420,262	1,951
Talisman Energy, Inc.	86,066	1,497
		3,448

China – 2.1%

Bank of China Ltd., Class H	7,163,000	3,747
China Yurun Food Group Ltd.	1,291,000	2,779
		6,526

Finland – 2.2%

Nokia OYJ	212,103	3,105
UPM-Kymmene OYJ	311,447	3,733
		6,838

France – 8.6%

Air Liquide S.A.	24,612	2,799

BNP Paribas	82,346	6,586

Societe Generale	101,262	8,160

Total S.A.	71,659	4,266

UBISOFT Entertainment *	108,754	2,066
Veolia Environnement	60,377	2,319
		26,196

Germany – 8.1%

Allianz S.E. (Registered)	42,497	5,310

Deutsche Bank A.G. (Registered)	47,624	3,656

Deutsche Telekom A.G. (Registered)	166,130	2,271

E.ON A.G.	92,375	3,923

GEA Group A.G.	96,654	2,017

Linde A.G.	28,319	3,074

SAP A.G.	48,232	2,350
Siemens A.G. (Registered)	23,632	2,191
		24,792

Hong Kong – 2.4%

Esprit Holdings Ltd.	423,000	2,837

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Hong Kong – 2.4% – continued
Huabao International Holdings Ltd.	4,172,000	$4,470
		7,307

Ireland – 0.8%
Covidien PLC	53,520	2,315

Italy – 2.4%

Enel S.p.A.	478,652	3,040
ENI S.p.A.	166,411	4,166
		7,206

Japan – 18.4%

Chiyoda Corp.	363,000	2,829

East Japan Railway Co.	39,100	2,808

Fast Retailing Co. Ltd.	28,300	3,568

Kansai Electric Power Co. (The), Inc.	102,900	2,487

Kawasaki Heavy Industries Ltd.	1,003,000	2,527

Kinden Corp.	246,000	2,051

Kubota Corp.	351,000	2,907

Mitsubishi UFJ Financial Group, Inc.	1,174,548	6,283

Mitsui & Co. Ltd.	290,000	3,774

Murata Manufacturing Co. Ltd.	46,300	2,183

NGK Insulators Ltd.	91,000	2,095

Nomura Holdings, Inc.	534,600	3,266

Shin-Etsu Chemical Co. Ltd.	53,400	3,264

Shiseido Co. Ltd.	105,000	1,829

Sony Corp.	148,700	4,349

Sumitomo Metal Mining Co. Ltd.	201,000	3,273
Toyota Motor Corp.	175,000	6,887
		56,380

Netherlands – 6.2%

ASML Holding N.V.	121,217	3,574

Koninklijke KPN N.V.	145,726	2,418

Qiagen N.V. *	97,642	2,073

Royal Dutch Shell PLC, Class B (London Exchange)	232,561	6,461
Unilever N.V. – CVA	151,961	4,387
		18,913

Portugal – 0.8%
Jeronimo Martins SGPS S.A.	283,150	2,481

Singapore – 2.5%

CapitaLand Ltd.	1,443,600	3,779
DBS Group Holdings Ltd.	403,000	3,771
		7,550

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

South Korea – 0.8%
Hyundai Motor Co.	25,900	$2,441

Spain – 2.8%

Iberdrola Renovables S.A.	252,873	1,245

Iberdrola S.A.	283,199	2,784
Telefonica S.A.	163,361	4,509
		8,538

Sweden – 0.7%
Telefonaktiebolaget LM Ericsson, Class B	208,212	2,089

Switzerland – 7.8%

ABB Ltd. (Registered) *	121,704	2,446

Credit Suisse Group A.G. (Registered)	80,845	4,500

Novartis A.G. (Registered)	124,354	6,243

Roche Holding A.G. (Genusschein)	47,211	7,642
Syngenta A.G. (Registered)	12,952	2,973
		23,804

United Kingdom – 23.3%

Autonomy Corp. PLC *	109,907	2,868

BAE Systems PLC	252,676	1,410

Barclays PLC *	690,506	4,081

BP PLC	532,468	4,716

Compass Group PLC	683,678	4,182

GlaxoSmithKline PLC	309,288	6,087

HSBC Holdings PLC	278,931	3,192

ITV PLC	2,429,327	1,716

National Grid PLC	238,579	2,309

Pearson PLC	250,655	3,089

Prudential PLC	480,297	4,622

QinetiQ Group PLC	592,288	1,333

Reckitt Benckiser Group PLC	87,068	4,255

Rolls-Royce Group PLC *	632,217	4,760

Royal Bank of Scotland Group PLC *	2,715,473	2,301

Standard Chartered PLC	225,027	5,548

Vodafone Group PLC	3,001,150	6,735

Weir Group (The) PLC	295,838	3,209
WPP PLC	562,295	4,833
		71,246

United States – 0.7%
Lazard Ltd., Class A	51,976	2,147
Total Common Stocks
(Cost $283,993) (1)		298,796

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.1%
BNP Paribas *	82,346	$178
Total Rights
(Cost $– ) (1)		178

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.1%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$3,442	$3,442
Total Short-Term Investments
(Cost $3,442)		3,442

Total Investments – 99.0%
(Cost $287,435)		302,416
Other Assets less Liabilities – 1.0%		3,142
NET ASSETS – 100.0%		$305,558

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the International Growth Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	7.3
Energy	8.0
Financials	24.8
Health Care	8.1
Industrials	12.9
Information Technology	6.1
Materials	9.1
Telecommunication Services	6.3
Utilities	6.0

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

At September 30, 2009, the International Growth Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.7%
British Pound	26.0
Japanese Yen	18.9
Swiss Franc	7.9
All other currencies less than 5%	15.5

Total	100.0%

At September 30, 2009, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
U.S. Dollar	52	Australian Dollar	59	10/1/09	$–
U.S. Dollar	29	Canadian Dollar	31	10/1/09	–
U.S. Dollar	709	Euro	485	10/1/09	–
U.S. Dollar	157	Japanese Yen	14,079	10/1/09	(1)
U.S. Dollar	62	Singaporean Dollar	87	10/1/09	–
U.S. Dollar	18	Swedish Kronor	128	10/1/09	–
U.S. Dollar	525	Swiss Franc	544	10/1/09	1
U.S. Dollar	726	Hong Kong Dollar	5,630	10/2/09	–

Total					$–

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Growth Equity Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks

Consumer Discretionary	$–	$33,903	$–	$33,903

Consumer Staples	–	21,905	–	21,905

Energy	4,492	19,609	–	24,101

Financials	2,147	71,883	–	74,030

Health Care	2,315	22,045	–	24,360

Industrials	1,951	36,356	–	38,307

Information Technology	–	18,235	–	18,235

Materials	3,365	23,587	–	26,952

Telecommunication

Services	–	18,897	–	18,897

Utilities	–	18,106	–	18,106

Rights	–	178	–	178
Short-Term Investments	–	3,442	–	3,442

Total Investments	$14,270	$288,146	$–	$302,416

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.1%

Advertising – 2.1%
Omnicom Group, Inc.	143,535	$5,302

Aerospace/Defense – 4.1%

Boeing (The) Co.	116,705	6,320
Lockheed Martin Corp.	49,340	3,852
		10,172

Banks – 9.8%

Bank of New York Mellon Corp.	177,695	5,151

BB&T Corp.	175,360	4,777

Goldman Sachs Group (The), Inc.	37,834	6,975
Wells Fargo & Co.	264,950	7,466
		24,369

Beverages – 2.7%

Coca-Cola (The) Co.	50,785	2,727
PepsiCo, Inc.	68,605	4,025
		6,752

Chemicals – 2.2%
Dow Chemical (The) Co.	215,215	5,611

Computers – 1.0%
IBM Corp.	21,415	2,561

Cosmetics/Personal Care – 1.7%
Procter & Gamble (The) Co.	73,995	4,286

Diversified Financial Services – 3.0%
American Express Co.	221,320	7,503

Food – 0.9%
Kraft Foods, Inc., Class A	87,185	2,290

Hand/Machine Tools – 1.7%
Black & Decker Corp.	93,455	4,326

Healthcare – Products – 3.9%

Johnson & Johnson	80,255	4,887
Medtronic, Inc.	130,285	4,794
		9,681

Insurance – 7.5%

Allstate (The) Corp.	245,685	7,523

Chubb Corp.	56,415	2,844

Hartford Financial Services Group, Inc.	56,505	1,497
Metlife, Inc.	177,285	6,749
		18,613

Machinery – Diversified – 2.0%
Deere & Co.	116,915	5,018

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.1% – continued

Media – 1.7%
McGraw-Hill Cos. (The), Inc.	164,540	$4,137

Mining – 3.5%

Alcoa, Inc.	453,960	5,956
Vulcan Materials Co.	50,620	2,737
		8,693

Miscellaneous Manufacturing – 4.9%

3M Co.	55,020	4,060
General Electric Co.	495,540	8,137
		12,197

Oil & Gas – 7.4%

Chevron Corp.	69,500	4,895

EnCana Corp.	79,830	4,599

Exxon Mobil Corp.	77,745	5,334
Sunoco, Inc.	126,805	3,608
		18,436

Oil & Gas Services – 4.7%

Baker Hughes, Inc.	149,790	6,390
Schlumberger Ltd.	88,030	5,247
		11,637

Pharmaceuticals – 7.3%

Bristol-Myers Squibb Co.	192,705	4,340

Pfizer, Inc.	188,600	3,121

Sanofi-Aventis ADR	149,320	5,518
Wyeth	107,765	5,235
		18,214

Retail – 6.1%

Gap (The), Inc.	139,095	2,977

Home Depot (The), Inc.	246,450	6,565
Penney (J.C.) Co., Inc.	167,055	5,638
		15,180

Savings & Loans – 3.6%

Hudson City Bancorp, Inc.	244,625	3,217
New York Community Bancorp, Inc.	512,400	5,851
		9,068

Semiconductors – 5.0%

Analog Devices, Inc.	175,360	4,836
Intel Corp.	386,765	7,569
		12,405

Software – 3.1%
Microsoft Corp.	295,095	7,640

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.1% – continued

Telecommunications – 5.1%

AT&T, Inc.	113,620	$3,069

Telefonaktiebolaget LM Ericsson ADR	453,775	4,547
Verizon Communications, Inc.	169,145	5,120
		12,736

Tobacco – 2.1%

Philip Morris International, Inc.	105,700	5,152
Total Common Stocks
(Cost $234,535)		241,979

	PRINCIPAL AMOUNT (000s)	VALUE ( 000s)
SHORT-TERM INVESTMENTS – 0.2%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$559	$559
Total Short-Term Investments
(Cost $559)		559

Total Investments – 97.3%
(Cost $235,094)		242,538
Other Assets less Liabilities – 2.7%		6,648
NET ASSETS – 100.0%		$249,186

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Large Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.0%
Consumer Staples	7.6
Energy	12.4
Financials	24.7
Health Care	11.5
Industrials	11.3
Information Technology	11.2
Materials	5.9
Telecommunication Services	3.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$241,979	(1)	$–	$–	$241,979

Short-Term Investments	–		559	–	559

Total Investments	$241,979		$559	$–	$242,538

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2%

Aerospace/Defense – 2.1%

BE Aerospace, Inc. *	36,010	$725
Goodrich Corp.	32,790	1,782
		2,507

Auto Parts & Equipment – 1.0%
Goodyear Tire & Rubber (The) Co. *	69,590	1,185

Banks – 5.0%

Capital One Financial Corp.	47,870	1,710

City National Corp. of California	33,921	1,321

Credicorp Ltd.	18,043	1,403
State Street Corp.	28,688	1,509
		5,943

Beverages – 2.5%

Central European Distribution Corp. *	44,020	1,442
Hansen Natural Corp. *	42,287	1,554
		2,996

Biotechnology – 3.3%

Alexion Pharmaceuticals, Inc. *	26,030	1,159

Charles River Laboratories International, Inc. *	33,036	1,222
Life Technologies Corp. *	33,508	1,560
		3,941

Chemicals – 1.4%
FMC Corp.	29,833	1,678

Commercial Services – 4.4%

FTI Consulting, Inc. *	25,962	1,106

ITT Educational Services, Inc. *	21,215	2,342
Monster Worldwide, Inc. *	104,501	1,827
		5,275

Computers – 7.0%

Brocade Communications Systems, Inc. *	186,215	1,464

Micros Systems, Inc. *	46,152	1,393

NetApp, Inc. *	65,038	1,735

Riverbed Technology, Inc. *	46,496	1,021

SRA International, Inc., Class A *	38,470	831
Western Digital Corp. *	52,397	1,914
		8,358

Distribution/Wholesale – 1.6%
LKQ Corp.*	102,912	1,908

Diversified Financial Services – 4.0%

Invesco Ltd.	62,595	1,425

Lazard Ltd., Class A	37,789	1,561

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Diversified Financial Services – 4.0% – continued
Stifel Financial Corp. *	32,440	$1,781
		4,767

Electrical Components & Equipment – 1.6%

General Cable Corp. *	28,020	1,097
GrafTech International Ltd. *	55,341	813
		1,910

Electronics – 2.6%

Harman International Industries, Inc.	33,935	1,150

Jabil Circuit, Inc.	87,198	1,169
Waters Corp. *	13,970	780
		3,099

Engineering & Construction – 1.1%
Fluor Corp.	25,614	1,302

Entertainment – 1.3%
Bally Technologies, Inc. *	41,435	1,590

Food – 2.3%

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	18,755	1,056
TreeHouse Foods, Inc. *	45,586	1,626
		2,682

Healthcare – Products – 4.9%

Henry Schein, Inc. *	22,225	1,220

Intuitive Surgical, Inc. *	2,950	774

Inverness Medical Innovations, Inc. *	41,646	1,613

NuVasive, Inc. *	24,570	1,026
ResMed, Inc. *	25,346	1,146
		5,779

Healthcare – Services – 1.9%

Mednax, Inc. *	17,310	951
Quest Diagnostics, Inc.	26,127	1,363
		2,314

Home Builders – 1.0%
KB Home	70,185	1,166

Internet – 3.6%

AsiaInfo Holdings, Inc. *	89,765	1,793

McAfee, Inc. *	27,965	1,224
Netease.com ADR *	27,523	1,257
		4,274

Leisure Time – 1.1%
Royal Caribbean Cruises Ltd. *	52,190	1,257

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Lodging – 1.3%
Marriott International, Inc., Class A	54,061	$1,492

Machinery – Construction & Mining – 1.3%
Joy Global, Inc.	31,970	1,565

Machinery – Diversified – 1.6%

Flowserve Corp.	13,091	1,290
Gardner Denver, Inc. *	16,950	591
		1,881

Media – 1.4%
Discovery Communications, Inc., Class A *	59,761	1,726

Mining – 1.5%
Teck Resources Ltd., Class B *	64,711	1,784

Miscellaneous Manufacturing – 1.7%

Cooper Industries PLC, Class A	22,750	855
Hexcel Corp. *	102,902	1,177
		2,032

Oil & Gas – 1.7%

Concho Resources, Inc. of Texas *	26,495	962
Noble Energy, Inc.	15,904	1,049
		2,011

Oil & Gas Services – 3.3%

Cameron International Corp. *	38,140	1,442

Oceaneering International, Inc. *	22,035	1,251
Oil States International, Inc. *	34,533	1,213
		3,906

Packaging & Containers – 1.3%
Rock-Tenn Co., Class A	32,900	1,550

Pharmaceuticals – 2.6%

Express Scripts, Inc. *	25,192	1,954
Mylan, Inc. *	71,118	1,139
		3,093

Retail – 8.8%

Aaron’s, Inc.	41,493	1,095

Cheesecake Factory (The), Inc. *	61,074	1,131

Dollar Tree, Inc. *	20,488	997

Guess?, Inc.	46,345	1,717

Nordstrom, Inc.	52,421	1,601

Ross Stores, Inc.	23,878	1,141

Williams-Sonoma, Inc.	60,955	1,233
World Fuel Services Corp.	33,195	1,596
		10,511

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Semiconductors – 7.2%

Fairchild Semiconductor International, Inc. *	112,655	$1,152

Marvell Technology Group Ltd. *	104,095	1,685

ON Semiconductor Corp. *	233,526	1,927

Silicon Laboratories, Inc. *	21,725	1,007

Skyworks Solutions, Inc. *	75,186	996
Teradyne, Inc. *	195,302	1,807
		8,574

Software – 3.5%

Longtop Financial Technologies Ltd., ADR *	40,130	1,142

Quality Systems, Inc.	18,841	1,160

Red Hat, Inc. *	34,184	945
Sybase, Inc. *	22,619	880
		4,127

Telecommunications – 4.2%

CommScope, Inc. *	57,587	1,723

Millicom International Cellular S.A. *	18,929	1,377
Starent Networks Corp. *	76,344	1,941
		5,041

Transportation – 3.1%

Con-way, Inc.	39,563	1,516

CSX Corp.	36,356	1,522
Hunt (J.B.) Transport Services, Inc.	18,797	604
		3,642
Total Common Stocks
(Cost $92,436)		116,866

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT- TERM INVESTMENTS – 1.4%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$1,616	$1,616
Total Short-Term Investments
(Cost $1,616)		1,616

Total Investments – 99.6%
(Cost $94,052)		118,482
Other Assets less Liabilities – 0.4%		518
NET ASSETS – 100.0%		$119,000

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Mid Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	19.4%
Consumer Staples	4.9
Energy	6.4
Financials	9.2
Health Care	14.6
Industrials	15.2
Information Technology	24.8
Materials	4.3
Telecommunication Services	1.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1– Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Growth Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stock	$115,810(1)	$–	$–	$115,810

Preferred Stock	1,056(1)	–	–	1,056

Short-Term Investments	–	1,616	–	1,616

Total Investments	$116,866	$1,616	$–	$118,482

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2%

Aerospace/Defense – 3.9%

Boeing (The) Co.	20,200	$1,094

Rockwell Collins, Inc.	21,600	1,097
United Technologies Corp.	17,000	1,036
		3,227

Apparel – 2.1%
NIKE, Inc., Class B	26,600	1,721

Auto Parts & Equipment – 0.6%
Johnson Controls, Inc.	19,275	493

Banks – 2.5%

Goldman Sachs Group (The), Inc.	5,450	1,004
JPMorgan Chase & Co.	23,000	1,008
		2,012

Beverages – 2.2%
PepsiCo, Inc.	30,800	1,807

Biotechnology – 5.2%

Amgen, Inc. *	15,400	928

Celgene Corp. *	14,230	795

Genzyme Corp. *	16,000	908
Gilead Sciences, Inc. *	34,735	1,618
		4,249

Chemicals – 5.0%

Air Products & Chemicals, Inc.	13,000	1,009

Ecolab, Inc.	20,400	943

Monsanto Co.	14,200	1,099
Mosaic (The) Co.	22,450	1,079
		4,130

Commercial Services – 4.1%

Apollo Group, Inc., Class A *	9,700	715

Mastercard, Inc., Class A	9,025	1,824
Western Union (The) Co.	42,900	812
		3,351

Computers – 12.1%

Accenture PLC, Class A	21,670	808

Apple, Inc. *	20,370	3,776

Cognizant Technology Solutions Corp., Class A *	8,035	311

Hewlett-Packard Co.	28,700	1,355

IBM Corp.	20,745	2,481
Research In Motion Ltd. *	18,350	1,239
		9,970

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Cosmetics/Personal Care – 2.8%

Avon Products, Inc.	32,000	$1,087
Procter & Gamble (The) Co.	21,200	1,228
		2,315

Diversified Financial Services – 4.4%

BlackRock, Inc.	6,700	1,453

Charles Schwab (The) Corp.	62,900	1,204
CME Group, Inc.	3,000	925
		3,582

Electric – 1.2%
FPL Group, Inc.	17,800	983

Energy – Alternate Sources – 0.8%
First Solar, Inc. *	4,447	680

Engineering & Construction – 1.1%
Jacobs Engineering Group, Inc. *	20,000	919

Food – 0.8%
Sysco Corp.	25,280	628

Healthcare – Products – 6.7%

Alcon, Inc.	8,350	1,158

Baxter International, Inc.	14,000	798

Covidien PLC	24,700	1,068

Intuitive Surgical, Inc. *	1,900	498

Johnson & Johnson	22,000	1,340
Stryker Corp.	15,025	683
		5,545

Healthcare – Services – 0.9%
UnitedHealth Group, Inc.	28,415	711

Internet – 5.5%

Amazon.com, Inc. *	13,880	1,296
Google, Inc., Class A *	6,495	3,220
		4,516

Iron/Steel – 1.2%
ArcelorMittal (New York Shares)	26,300	977

Media – 1.7%
Disney (The Walt) Co.	51,900	1,425

Mining – 2.8%

BHP Billiton Ltd. ADR	20,700	1,366
Freeport-McMoRan Copper & Gold, Inc.	14,110	968
		2,334

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Miscellaneous Manufacturing – 1.6%
Danaher Corp.	19,000	$1,279

Oil & Gas – 4.4%

Apache Corp.	15,500	1,423

Talisman Energy, Inc.	52,685	914
Transocean Ltd. *	15,430	1,320
		3,657

Oil & Gas Services – 3.6%

National-Oilwell Varco, Inc. *	29,200	1,259
Schlumberger Ltd.	28,000	1,669
		2,928

Pharmaceuticals – 2.6%

Abbott Laboratories	23,950	1,185
Teva Pharmaceutical Industries Ltd. ADR	19,095	965
		2,150

Retail – 4.7%

Costco Wholesale Corp.	17,800	1,005

CVS Caremark Corp.	10,800	386

McDonald’s Corp.	22,410	1,279
Wal-Mart Stores, Inc.	24,805	1,217
		3,887

Software – 8.9%

Activision Blizzard, Inc. *	51,450	637

Adobe Systems, Inc. *	45,900	1,517

Cerner Corp. *	12,900	965

Microsoft Corp.	81,160	2,101
Oracle Corp.	100,800	2,101
		7,321

Telecommunications – 4.8%

Cisco Systems, Inc. *	117,190	2,759

QUALCOMM, Inc.	26,500	1,192
		3,951
Total Common Stocks
(Cost $72,861)		80,748

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.8%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$709	$709
Total Short-Term Investments
(Cost $709)		709

Total Investments – 99.0%
(Cost $73,570)		81,457
Other Assets less Liabilities – 1.0%		797
NET ASSETS – 100.0%		$82,254

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Select Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.6%
Consumer Staples	9.1
Energy	8.2
Financials	6.9
Health Care	16.9
Industrials	7.6
Information Technology	32.3
Materials	9.2
Telecommunication Services	0.0
Utilities	1.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Select Equity Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stock	$80,748(1)	$–	$–	$80,748

Short-Term Investments	–	709	–	709

Total Investments	$80,748	$709	$–	$81,457

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.1%

Auto Parts & Equipment – 0.7%
Cooper Tire & Rubber Co.	15,025	$264

Banks – 1.1%
Wintrust Financial Corp.	14,575	407

Beverages – 1.0%
Central European Distribution Corp. *	11,485	376

Biotechnology – 5.4%

Affymax, Inc. *	13,530	323

Charles River Laboratories International, Inc. *	11,855	438

Enzon Pharmaceuticals, Inc. *	47,864	395

Incyte Corp Ltd. *	41,690	282

Regeneron Pharmaceuticals, Inc. *	14,800	286
Seattle Genetics, Inc. *	21,530	302
		2,026

Commercial Services – 8.1%

Dollar Financial Corp. *	25,105	402

Emergency Medical Services Corp. *	6,540	304

FTI Consulting, Inc. *	4,919	210

Gartner, Inc. *	23,025	421

HMS Holdings Corp. *	8,060	308

Lincoln Educational Services Corp. *	15,905	364

Monster Worldwide, Inc. *	26,685	466

Steiner Leisure Ltd. *	7,860	281
TNS, Inc. *	9,005	247
		3,003

Computers – 2.5%

Micros Systems, Inc. *	9,290	280

Riverbed Technology, Inc. *	16,475	362
SRA International, Inc., Class A *	12,771	276
		918

Distribution/Wholesale – 3.3%

Beacon Roofing Supply, Inc. *	23,721	379

LKQ Corp. *	28,980	537
Owens & Minor, Inc.	6,871	311
		1,227

Diversified Financial Services – 3.5%

Lazard Ltd., Class A	10,515	434

Portfolio Recovery Associates, Inc. *	10,470	475
Stifel Financial Corp. *	6,955	382
		1,291

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.1% – continued

Electrical Components & Equipment – 4.9%

EnerSys *	17,915	$396

General Cable Corp. *	10,620	416

GrafTech International Ltd. *	16,805	247

Harbin Electric, Inc. *	23,320	394
Littelfuse, Inc. *	13,380	351
		1,804

Electronics – 5.1%

American Science & Engineering, Inc.	5,330	363

Harman International Industries, Inc.	9,430	319

Jabil Circuit, Inc.	24,200	325

OSI Systems, Inc. *	29,955	548
Plexus Corp. *	13,630	359
		1,914

Engineering & Construction – 1.0%
MYR Group, Inc. *	17,045	359

Entertainment – 2.3%

Bally Technologies, Inc.*	14,360	551
National CineMedia, Inc.	18,195	309
		860

Food – 1.2%
TreeHouse Foods, Inc. *	12,145	433

Healthcare – Products – 6.9%

Bruker Corp. *	29,015	310

Cepheid, Inc. *	19,845	262

Conceptus, Inc. *	13,815	256

ICU Medical, Inc. *	6,133	226

Masimo Corp. *	10,570	277

NuVasive, Inc. *	6,990	292

ResMed, Inc. *	5,540	250

SonoSite, Inc. *	10,620	281

Techne Corp.	2,885	181
Zoll Medical Corp. *	10,490	226
		2,561

Healthcare – Services – 3.3%

Genoptix, Inc. *	11,760	409

Mednax, Inc. *	5,400	297
RehabCare Group, Inc. *	23,995	520
		1,226

Home Builders – 0.9%
KB Home	19,900	330

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.1% – continued

Internet – 5.7%

AsiaInfo Holdings, Inc. *	27,772	$555

GSI Commerce, Inc. *	12,685	245

Perfect World Co. Ltd. ADR *	9,056	435

Perficient, Inc. *	52,350	433
TIBCO Software, Inc. *	49,197	467
		2,135

Machinery – Construction & Mining – 0.9%
Bucyrus International, Inc.	9,285	331

Machinery – Diversified – 0.8%
Wabtec Corp.	8,190	307

Mining – 1.0%
Horsehead Holding Corp. *	30,715	360

Miscellaneous Manufacturing – 3.0%

AZZ, Inc. *	9,632	387

Colfax Corp. *	25,800	274
Hexcel Corp. *	38,725	443
		1,104

Oil & Gas – 0.7%
Encore Acquisition Co. *	7,335	274

Oil & Gas Services – 2.9%

CARBO Ceramics, Inc.	5,535	285

NATCO Group, Inc. *	8,500	377
Oil States International, Inc. *	11,360	399
		1,061

Packaging & Containers – 0.8%
Rock-Tenn Co., Class A	6,630	312

Pharmaceuticals – 4.8%

Allos Therapeutics, Inc. *	50,734	368

Catalyst Health Solutions, Inc. *	12,930	377

Medicis Pharmaceutical Corp., Class A	10,725	229

Medivation, Inc. *	9,805	266

Nektar Therapeutics *	34,940	340
Onyx Pharmaceuticals, Inc. *	7,275	218
		1,798

Retail – 11.0%

Aaron’s, Inc.	14,020	370

Asbury Automotive Group, Inc. *	26,105	331

Big 5 Sporting Goods Corp.	27,710	419

Charming Shoppes, Inc. *	26,025	128

Cheesecake Factory (The), Inc. *	17,401	322

Cracker Barrel Old Country Store, Inc.	10,465	360

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 100.1% – continued

Retail – 11.0% continued

Finish Line (The), Inc., Class A	23,830	$242

Guess?, Inc.	11,738	435

hhgregg, Inc. *	18,700	317

Monro Muffler Brake, Inc.	9,465	301

OfficeMax, Inc. *	31,575	397
World Fuel Services Corp.	9,678	465
		4,087

Semiconductors – 5.3%

Entegris, Inc. *	120,185	595

Fairchild Semiconductor International, Inc. *	39,145	400

Silicon Laboratories, Inc. *	5,059	234

Skyworks Solutions, Inc. *	17,270	229
Teradyne, Inc. *	54,680	506
		1,964

Software – 6.0%

Blackboard, Inc. *	8,835	334

Computer Programs & Systems, Inc.	8,135	337

Informatica Corp. *	12,868	291

Longtop Financial Technologies Ltd. ADR *	13,613	387

Quality Systems, Inc.	4,370	269

Sybase, Inc. *	6,535	254
Taleo Corp., Class A *	16,430	372
		2,244

Telecommunications – 3.8%

Applied Signal Technology, Inc.	13,415	312

CommScope, Inc. *	16,025	480
Starent Networks Corp. *	23,886	607
		1,399

Transportation – 2.2%

Con-way, Inc.	10,985	421
Genesee & Wyoming, Inc. *	13,180	400
		821
Total Common Stocks
(Cost $29,761)		37,196

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.7%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$243	$243
Total Short-Term Investments
(Cost $243)		243

Total Investments – 100.8%
(Cost $30,004)		37,439
Liabilities less Other Assets – (0.8)%		(293)
NET ASSETS – 100.0%		$37,146

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Small Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	17.7%
Consumer Staples	2.2
Energy	4.8
Financials	5.6
Health Care	24.6
Industrials	16.4
Information Technology	26.9
Materials	1.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Growth Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stock	$37,196(1)	$ –	$–	$37,196
Short-Term Investments	–	243	–	243

Total Investments	$37,196	$243	$–	$37,439

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6%

Advertising – 0.1%
Harte-Hanks, Inc.	85,516	$1,183

Aerospace/Defense – 1.7%

AAR Corp. *	123,261	2,704

Cubic Corp.	39,500	1,559

Ducommun, Inc.	74,721	1,413

Esterline Technologies Corp. *	178,810	7,011

Moog, Inc., Class A *	186,961	5,516
Triumph Group, Inc.	96,971	4,654
		22,857

Agriculture – 0.4%

Andersons (The), Inc.	29,017	1,022
Universal Corp. of Virginia	91,827	3,840
		4,862

Airlines – 0.5%
Skywest, Inc.	425,696	7,058

Apparel – 1.4%

Columbia Sportswear Co.	99,731	4,105

Iconix Brand Group, Inc. *	87,470	1,091

Jones Apparel Group, Inc.	216,084	3,874

K-Swiss, Inc., Class A	68,160	599

Oxford Industries, Inc.	117,087	2,307

Skechers U.S.A., Inc., Class A *	264,212	4,528
Timberland (The) Co., Class A *	105,150	1,464
		17,968

Auto Parts & Equipment – 1.0%

ATC Technology Corp. *	151,988	3,003

Cooper Tire & Rubber Co.	62,300	1,095

Dorman Products, Inc. *	60,216	905

Exide Technologies *	358,731	2,859

Miller Industries, Inc. of Tennessee *	42,663	469

Modine Manufacturing Co.	135,400	1,255

Superior Industries International, Inc.	85,809	1,219
Titan International, Inc.	235,050	2,092
		12,897

Banks – 9.7%

Ameris Bancorp	32,311	231

Bancfirst Corp.	20,906	772

Bancorp Rhode Island, Inc.	11,799	295

Bank Mutual Corp.	151,532	1,339

Bank of the Ozarks, Inc.	23,214	616

Capital City Bank Group, Inc.	50,969	724

Cathay General Bancorp	233,673	1,890

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Banks – 9.7% – continued

Chemical Financial Corp.	198,020	$4,315

City Holding Co.	34,462	1,027

CoBiz Financial, Inc.	83,960	418

Columbia Banking System, Inc.	81,913	1,356

Community Bank System, Inc.	247,550	4,523

Community Trust Bancorp, Inc.	91,251	2,388

CVB Financial Corp.	195,520	1,484

Enterprise Financial Services Corp.	31,822	294

Farmers Capital Bank Corp.	47,981	858

First Bancorp of North Carolina	54,423	982

First Bancorp of Puerto Rico	570,641	1,740

First Busey Corp.	89,838	422

First Commonwealth Financial Corp.	543,620	3,088

First Community Bancshares, Inc. of Virginia	112,668	1,422

First Financial Bancorp	199,415	2,403

First Financial Corp. of Indiana	55,200	1,691

First Merchants Corp.	188,760	1,316

First Midwest Bancorp, Inc.	287,698	3,242

FirstMerit Corp.	280,961	5,347

FNB Corp. of Pennsylvania	548,839	3,902

Glacier Bancorp, Inc.	51,211	765

Heartland Financial USA, Inc.	52,072	768

Iberiabank Corp.	71,788	3,271

Independent Bank Corp. of Massachusetts	49,927	1,105

International Bancshares Corp.	286,017	4,665

Lakeland Bancorp, Inc.	161,991	1,215

Lakeland Financial Corp.	35,513	733

MainSource Financial Group, Inc.	117,403	798

National Penn Bancshares, Inc.	713,185	4,358

NBT Bancorp, Inc.	87,762	1,978

Old National Bancorp of Indiana	364,526	4,083

Old Second Bancorp, Inc.	48,175	276

Pacific Capital Bancorp N.A.	352,900	508

Peoples Bancorp, Inc. of Ohio	85,969	1,122

Pinnacle Financial Partners, Inc. *	167,501	2,129

Premierwest Bancorp	85,451	232

Prosperity Bancshares, Inc.	239,227	8,323

Renasant Corp.	119,468	1,774

S&T Bancorp, Inc.	107,735	1,396

Sandy Spring Bancorp, Inc.	43,218	704

SCBT Financial Corp.	73,475	2,065

Sierra Bancorp	28,072	337

Simmons First National Corp., Class A	147,632	4,253

Southwest Bancorp, Inc. of Oklahoma	68,574	963

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Banks – 9.7% – continued

StellarOne Corp.	100,715	$1,485

Sterling Bancshares, Inc. of Texas	351,055	2,566

Sun Bancorp, Inc. of New Jersey *	82,066	433

Susquehanna Bancshares, Inc.	298,409	1,758

Texas Capital Bancshares, Inc. *	104,146	1,754

Trico Bancshares	60,149	986

Trustmark Corp.	303,449	5,781

UCBH Holdings, Inc.	529,583	424

UMB Financial Corp.	146,981	5,944

Union Bankshares Corp. of Virginia	85,518	1,065

United Bankshares, Inc.	176,283	3,453

United Community Banks, Inc. of Georgia *	77,318	387

Univest Corp. of Pennsylvania	51,038	1,106

Washington Banking Co.	29,141	270

Washington Trust Bancorp, Inc.	67,516	1,183

WesBanco, Inc.	54,022	835

Wilshire Bancorp, Inc.	164,860	1,210

Wintrust Financial Corp.	26,524	742
Yadkin Valley Financial Corp.	41,233	192
		127,480

Biotechnology – 0.4%

American Oriental Bioengineering, Inc. *	360,471	1,752

Cambrex Corp. *	39,345	248

Enzo Biochem, Inc. *	117,374	831
Martek Biosciences Corp. *	93,595	2,114
		4,945

Building Materials – 1.7%

Apogee Enterprises, Inc.	96,678	1,452

Comfort Systems USA, Inc.	140,378	1,627

Drew Industries, Inc. *	113,564	2,463

Gibraltar Industries, Inc.	201,132	2,669

Interline Brands, Inc. *	151,832	2,558

LSI Industries, Inc.	131,798	877

Quanex Building Products Corp.	149,437	2,146

Simpson Manufacturing Co., Inc.	140,662	3,553

Texas Industries, Inc.	15,400	647
Universal Forest Products, Inc.	96,889	3,823
		21,815

Chemicals – 3.9%

Aceto Corp.	224,934	1,485

Arch Chemicals, Inc.	190,039	5,699

Cabot Corp.	84,326	1,949

Fuller (H.B.) Co.	174,974	3,657

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Chemicals – 3.9% – continued

Innophos Holdings, Inc.	42,869	$793

Innospec, Inc.	53,500	789

Minerals Technologies, Inc.	83,633	3,978

NewMarket Corp.	13,240	1,232

Olin Corp.	252,255	4,399

OM Group, Inc. *	140,727	4,277

PolyOne Corp. *	279,019	1,861

Quaker Chemical Corp.	31,194	684

Rockwood Holdings, Inc. *	159,937	3,290

Schulman (A.), Inc.	227,264	4,529

Sensient Technologies Corp.	284,896	7,911

ShengdaTech, Inc. *	314,578	2,001

Symyx Technologies, Inc. *	126,400	837
Westlake Chemical Corp.	87,902	2,259
		51,630

Coal – 0.2%
Massey Energy Co.	81,515	2,273

Commercial Services – 3.9%

ABM Industries, Inc.	89,091	1,875

Albany Molecular Research, Inc. *	173,925	1,506

AMN Healthcare Services, Inc. *	62,016	590

Barrett Business Services, Inc.	24,316	257

CDI Corp.	106,814	1,501

CRA International, Inc. *	28,792	786

Cross Country Healthcare, Inc. *	165,532	1,541

Electro Rent Corp.	129,014	1,486

Emergency Medical Services Corp., Class A *	41,793	1,943

First Advantage Corp., Class A *	122,205	2,267

H&E Equipment Services, Inc. *	90,422	1,025

Heidrick & Struggles International, Inc.	96,620	2,247

Jackson Hewitt Tax Service, Inc.	145,572	742

Kelly Services, Inc., Class A	66,899	823

Kforce, Inc. *	65,430	787

Korn/Ferry International *	130,457	1,903

MAXIMUS, Inc.	24,043	1,120

MoneyGram International, Inc. *	236,700	743

MPS Group, Inc. *	750,000	7,890

Multi-Color Corp.	60,034	926

On Assignment, Inc. *	217,141	1,270

PHH Corp. *	182,040	3,612

Rent-A-Center, Inc. *	344,792	6,510

Rewards Network, Inc. *	27,140	373

Stewart Enterprises, Inc., Class A	576,064	3,013

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Commercial Services – 3.9% – continued

Viad Corp.	153,783	$3,062
Watson Wyatt Worldwide, Inc., Class A	41,360	1,802
		51,600

Computers – 2.5%

Agilysys, Inc.	278,804	1,837

CACI International, Inc., Class A *	13,983	661

CIBER, Inc. *	619,909	2,480

Cray, Inc. *	234,297	1,952

Electronics for Imaging, Inc. *	142,870	1,610

Imation Corp.	91,086	844

Insight Enterprises, Inc. *	265,936	3,247

Mentor Graphics Corp. *	142,728	1,329

MTS Systems Corp.	34,330	1,003

Ness Technologies, Inc. *	155,208	1,224

Perot Systems Corp., Class A *	490,761	14,576
SRA International, Inc., Class A *	82,116	1,773
		32,536

Cosmetics/Personal Care – 0.1%
Inter Parfums, Inc.	60,078	734

Distribution/Wholesale – 1.1%

BMP Sunstone Corp. *	99,261	404

Core-Mark Holding Co., Inc. *	39,112	1,119

Owens & Minor, Inc.	27,402	1,240

School Specialty, Inc. *	160,462	3,806

Tech Data Corp. *	59,774	2,487
United Stationers, Inc. *	123,043	5,858
		14,914

Diversified Financial Services – 2.2%

Altisource Portfolio Solutions S.A. *	66,025	953

Doral Financial Corp. *	173,089	640

E*TRADE Financial Corp. *	1,428,600	2,500

Encore Capital Group, Inc. *	62,842	845

Financial Federal Corp.	148,323	3,661

GFI Group, Inc.	66,200	479

Investment Technology Group, Inc. *	106,620	2,977

Janus Capital Group, Inc.	89,200	1,265

Knight Capital Group, Inc., Class A *	281,216	6,116

Nelnet, Inc., Class A *	134,569	1,674

NewStar Financial, Inc. *	181,721	598

Ocwen Financial Corp. *	210,140	2,379

Penson Worldwide, Inc. *	135,067	1,316

Stifel Financial Corp. *	29,764	1,634

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Diversified Financial Services – 2.2% – continued
SWS Group, Inc.	162,162	$2,335
		29,372

Electric – 3.3%

Allete, Inc.	154,513	5,187

Avista Corp.	273,264	5,525

Central Vermont Public Service Corp.	143,930	2,778

El Paso Electric Co. *	284,433	5,026

Idacorp, Inc.	264,304	7,609

NorthWestern Corp.	104,826	2,561

Otter Tail Corp.	117,769	2,818

Pike Electric Corp. *	55,885	670

Portland General Electric Co.	193,900	3,824

Unisource Energy Corp.	183,156	5,632
Westar Energy, Inc.	122,568	2,391
		44,021

Electrical Components & Equipment – 1.0%

Belden, Inc.	163,558	3,778

Encore Wire Corp.	189,567	4,235

GrafTech International Ltd. *	209,500	3,080

Littelfuse, Inc. *	57,233	1,502
Ultralife Corp. *	83,534	506
		13,101

Electronics – 3.6%

Analogic Corp.	87,898	3,254

Bel Fuse, Inc., Class B	61,887	1,178

Benchmark Electronics, Inc. *	176,818	3,183

Brady Corp., Class A	213,097	6,120

China Security & Surveillance Technology, Inc. *	79,700	569

Coherent, Inc. *	102,360	2,387

CTS Corp.	408,471	3,799

Cymer, Inc. *	157,206	6,109

FEI Co. *	176,257	4,345

LaBarge, Inc. *	37,362	420

Measurement Specialties, Inc. *	116,271	1,187

OSI Systems, Inc. *	68,167	1,247

Park Electrochemical Corp.	55,428	1,366

Plexus Corp. *	52,600	1,385

Rofin-Sinar Technologies, Inc. *	98,352	2,258

Rogers Corp. *	105,721	3,168

Spectrum Control, Inc. *	36,930	314

Varian, Inc. *	41,993	2,144

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Electronics – 3.6% – continued
Watts Water Technologies, Inc., Class A	117,784	$3,563
		47,996

Engineering & Construction – 0.9%

Dycom Industries, Inc. *	126,961	1,561

EMCOR Group, Inc. *	188,591	4,775

Granite Construction, Inc.	64,795	2,005
Layne Christensen Co. *	97,248	3,117
		11,458

Entertainment – 0.8%

Churchill Downs, Inc.	123,467	4,753

Great Wolf Resorts, Inc. *	145,695	520

Speedway Motorsports, Inc.	329,013	4,735
Vail Resorts, Inc. *	17,400	584
		10,592

Food – 1.5%

Fresh Del Monte Produce, Inc. *	113,202	2,560

Hain Celestial Group (The), Inc. *	294,012	5,636

Imperial Sugar Co.	96,630	1,225

Nash Finch Co.	58,669	1,604

Ruddick Corp.	270,591	7,203
Winn-Dixie Stores, Inc. *	65,941	865
		19,093

Forest Products & Paper – 0.4%

Domtar Corp. *	66,100	2,328
Glatfelter	280,830	3,224
		5,552

Gas – 1.0%

Laclede Group (The), Inc.	50,017	1,609

Nicor, Inc.	50,833	1,860

Southwest Gas Corp.	273,474	6,995
WGL Holdings, Inc.	94,100	3,118
		13,582

Hand/Machine Tools – 0.6%
Regal-Beloit Corp.	175,759	8,034

Healthcare – Products – 1.1%

Angiodynamics, Inc. *	117,468	1,619

Cantel Medical Corp. *	51,548	776

Conmed Corp. *	283,437	5,433

Cooper (The) Cos., Inc.	32,566	968

CryoLife, Inc. *	178,761	1,425

Greatbatch, Inc. *	117,520	2,641

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Healthcare – Products – 1.1% – continued

Hansen Medical, Inc. *	198,100	$693
Invacare Corp.	47,737	1,064
		14,619

Healthcare – Services – 2.5%

American Dental Partners, Inc. *	60,946	853

Amsurg Corp. *	120,288	2,554

Capital Senior Living Corp. *	56,314	344

Centene Corp. *	85,924	1,627

Continucare Corp. *	290,619	878

Gentiva Health Services, Inc. *	66,181	1,655

Healthsouth Corp. *	78,500	1,228

Healthspring, Inc. *	185,644	2,274

Kindred Healthcare, Inc. *	331,446	5,379

LifePoint Hospitals, Inc. *	97,363	2,635

Medcath Corp. *	100,270	879

Molina Healthcare, Inc. *	103,055	2,132

Odyssey HealthCare, Inc. *	104,012	1,300

Psychiatric Solutions, Inc. *	80,763	2,161

RadNet, Inc. *	229,361	594

RehabCare Group, Inc. *	43,532	944

Res-Care, Inc. *	177,331	2,520

Triple-S Management Corp., Class B *	136,877	2,296
WellCare Health Plans, Inc. *	23,511	580
		32,833

Holding Companies – Diversified – 0.1%
Compass Diversified Holdings	156,640	1,640

Home Builders – 0.0%
Cavco Industries, Inc. *	12,387	440

Home Furnishings – 0.5%

American Woodmark Corp.	40,200	777

Audiovox Corp., Class A *	56,182	385

Ethan Allen Interiors, Inc.	114,955	1,897

Hooker Furniture Corp.	28,117	379
Tempur-Pedic International, Inc. *	138,003	2,614
		6,052

Household Products/Wares – 1.2%

American Greetings Corp., Class A	218,972	4,883

Blyth, Inc.	51,338	1,988

CSS Industries, Inc.	50,603	1,001

Ennis, Inc.	259,099	4,179

Helen of Troy Ltd. *	84,272	1,637

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Household Products/Wares – 1.2% – continued
Prestige Brands Holdings, Inc. *	290,327	$2,044
		15,732

Insurance – 6.4%

American Equity Investment Life Holding Co.	121,393	852

American Physicians Service Group, Inc.	13,037	300

Amerisafe, Inc. *	66,865	1,153

Argo Group International Holdings Ltd. *	85,841	2,891

Assured Guaranty Ltd.	173,200	3,364

CNA Surety Corp. *	359,621	5,826

Delphi Financial Group, Inc., Class A	251,364	5,688

Donegal Group, Inc., Class A	143,730	2,219

EMC Insurance Group, Inc.	58,196	1,230

FBL Financial Group, Inc., Class A	169,851	3,300

First Mercury Financial Corp.	58,264	776

FPIC Insurance Group, Inc. *	64,539	2,165

Hallmark Financial Services, Inc. *	65,007	523

Harleysville Group, Inc.	162,237	5,135

Horace Mann Educators Corp.	423,941	5,923

Meadowbrook Insurance Group, Inc.	318,574	2,358

MGIC Investment Corp. *	146,100	1,083

Montpelier Re Holdings Ltd.	51,100	834

Navigators Group, Inc. *	114,733	6,310

Phoenix Companies (The), Inc. *	278,872	906

PMA Capital Corp., Class A *	121,140	689

PMI Group (The), Inc.	199,300	847

ProAssurance Corp. *	150,000	7,829

RLI Corp.	48,000	2,533

Safety Insurance Group, Inc.	63,045	2,076

SeaBright Insurance Holdings, Inc. *	169,373	1,934

Selective Insurance Group, Inc.	374,509	5,891

State Auto Financial Corp.	41,386	742

United America Indemnity Ltd., Class A *	141,926	1,049

United Fire & Casualty Co.	63,878	1,143

Universal American Corp. *	115,168	1,085

Validus Holdings Ltd.	31,784	820
Zenith National Insurance Corp.	175,712	5,430
		84,904

Internet – 1.3%

Avocent Corp. *	263,402	5,339

Infospace, Inc. *	93,300	722

Internet Brands, Inc., Class A *	60,604	484

PC-Tel, Inc. *	97,113	607

RealNetworks, Inc. *	311,204	1,158

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Internet – 1.3% – continued

SonicWALL, Inc. *	180,006	$1,512

TIBCO Software, Inc. *	669,003	6,349
United Online, Inc.	122,053	981
		17,152

Investment Companies – 0.6%

Apollo Investment Corp.	233,190	2,227

Hercules Technology Growth Capital, Inc.	150,176	1,475

Medallion Financial Corp.	61,027	510

MVC Capital, Inc.	147,379	1,294
Prospect Capital Corp.	240,377	2,574
		8,080

Iron/Steel – 0.3%

Carpenter Technology Corp.	68,862	1,611

China Precision Steel, Inc. *	172,188	468

General Steel Holdings, Inc. *	146,500	570
Universal Stainless & Alloy *	102,781	1,876
		4,525

Leisure Time – 0.6%

Callaway Golf Co.	569,534	4,334
Life Time Fitness, Inc. *	144,345	4,049
		8,383

Lodging – 0.4%

Gaylord Entertainment Co. *	106,397	2,139
Marcus Corp.	267,363	3,419
		5,558

Machinery – Diversified – 1.5%

Albany International Corp., Class A	113,154	2,195

Altra Holdings, Inc. *	119,760	1,340

Briggs & Stratton Corp.	236,492	4,590

Cascade Corp.	75,096	2,008

Chart Industries, Inc. *	55,100	1,190

Cognex Corp.	87,344	1,431

Columbus McKinnon Corp. of New York *	158,551	2,402

Gerber Scientific, Inc. *	261,134	1,562

Hurco Cos., Inc. *	15,071	257

Intevac, Inc. *	128,710	1,730
NACCO Industries, Inc., Class A	27,987	1,681
		20,386

Media – 0.5%

Crown Media Holdings, Inc., Class A *	186,240	291

Journal Communications, Inc., Class A	569,947	2,097

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Media – 0.5% – continued
Scholastic Corp.	159,290	$3,877
		6,265

Metal Fabrication/Hardware – 1.0%

Castle (A.M.) & Co.	85,044	845

CIRCOR International, Inc.	93,532	2,643

Haynes International, Inc. *	34,855	1,109

Mueller Industries, Inc.	114,628	2,736

Northwest Pipe Co. *	34,457	1,155

Olympic Steel, Inc.	45,745	1,313
Worthington Industries, Inc.	225,000	3,128
		12,929

Mining – 1.0%

Brush Engineered Materials, Inc. *	142,878	3,495

Coeur d’Alene Mines Corp. *	189,538	3,885

Compass Minerals International, Inc.	70,400	4,338

General Moly, Inc. *	169,090	533
Hecla Mining Co. *	273,000	1,198
		13,449

Miscellaneous Manufacturing – 2.0%

American Railcar Industries, Inc.	165,150	1,752

Ameron International Corp.	77,384	5,415

Barnes Group, Inc.	162,309	2,774

Ceradyne, Inc. *	217,383	3,985

EnPro Industries, Inc. *	153,395	3,507

Federal Signal Corp.	227,024	1,632

Griffon Corp. *	139,125	1,401

Myers Industries, Inc.	249,419	2,686

Reddy Ice Holdings, Inc. *	41,900	228

Standex International Corp.	71,275	1,413
Tredegar Corp.	70,036	1,016
		25,809

Oil & Gas – 3.2%

Alon USA Energy, Inc.	155,622	1,545

Approach Resources, Inc. *	60,708	551

Berry Petroleum Co., Class A	133,304	3,570

Bill Barrett Corp. *	120,658	3,956

Clayton Williams Energy, Inc. *	69,552	2,095

Delek US Holdings, Inc.	267,351	2,291

Georesources, Inc. *	52,598	581

GMX Resources, Inc. *	64,700	1,017

Gran Tierra Energy, Inc. *	496,186	2,064

Parker Drilling Co. *	505,800	2,762

Penn Virginia Corp.	129,826	2,974

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Oil & Gas – 3.2% – continued

Petroleum Development Corp. *	110,679	$2,065

Precision Drilling Trust	14,353	95

Rosetta Resources, Inc. *	195,919	2,878

St. Mary Land & Exploration Co.	130,146	4,225

Stone Energy Corp. *	168,800	2,753

Swift Energy Co. *	267,673	6,339
Vaalco Energy, Inc.	198,797	915
		42,676

Oil & Gas Services – 1.9%

Cal Dive International, Inc. *	221,102	2,187

Complete Production Services, Inc. *	62,000	701

Geokinetics, Inc. *	45,573	966

Hornbeck Offshore Services, Inc. *	165,062	4,549

Key Energy Services, Inc. *	171,448	1,492

Natural Gas Services Group, Inc. *	48,875	861

Newpark Resources, Inc. *	713,557	2,290

Oil States International, Inc. *	78,903	2,772

SEACOR Holdings, Inc. *	11,212	915

Superior Well Services, Inc. *	74,300	719

T-3 Energy Services, Inc. *	170,204	3,353

TGC Industries, Inc. *	82,922	402

Union Drilling, Inc. *	227,461	1,738
Willbros Group, Inc. *	161,871	2,465
		25,410

Packaging & Containers – 0.2%
Rock-Tenn Co., Class A	46,500	2,191

Pharmaceuticals – 0.5%

Adolor Corp. *	317,323	505

Caraco Pharmaceutical Laboratories Ltd. *	334,084	1,701

Nutraceutical International Corp. *	69,774	786
Viropharma, Inc. *	400,016	3,848
		6,840

Pipelines – 0.3%

Crosstex Energy, Inc.	187,779	991

Enbridge Energy Management LLC *	51,887	2,340

Enbridge Energy Management LLC (Fractional Shares) (1)*	549,165	–
Kinder Morgan Management LLC (Fractional Shares) (1)*	18,111	–
		3,331

Real Estate – 0.3%

Avatar Holdings, Inc. *	56,134	1,067

Hilltop Holdings, Inc. *	74,100	908

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Real Estate – 0.3% – continued
W.P. Carey & Co. LLC	45,533	$1,289
		3,264

Real Estate Investment Trusts – 7.8%

Acadia Realty Trust	50,208	757

Agree Realty Corp.	32,844	753

Alexandria Real Estate Equities, Inc.	40,563	2,205

Anthracite Capital, Inc. *	890,200	935

BioMed Realty Trust, Inc.	547,678	7,558

Capstead Mortgage Corp.	162,921	2,266

CBL & Associates Properties, Inc.	216,400	2,099

Cedar Shopping Centers, Inc.	415,964	2,683

Colonial Properties Trust	74,593	726

Corporate Office Properties Trust SBI of Maryland	28,900	1,066

DiamondRock Hospitality Co. *	194,168	1,573

Duke Realty Corp.	157,012	1,886

Entertainment Properties Trust	100,362	3,426

Equity One, Inc.	226,693	3,552

Extra Space Storage, Inc.	597,239	6,301

First Industrial Realty Trust, Inc.	153,900	808

First Potomac Realty Trust	221,735	2,563

Franklin Street Properties Corp.	188,544	2,470

Gramercy Capital Corp. of New York *	298,225	725

Healthcare Realty Trust, Inc.	92,209	1,948

Highwoods Properties, Inc.	101,086	3,179

Home Properties, Inc.	49,138	2,117

Investors Real Estate Trust	60,505	547

Kite Realty Group Trust	288,879	1,205

LaSalle Hotel Properties	187,159	3,679

LTC Properties, Inc.	163,784	3,937

Medical Properties Trust, Inc.	628,676	4,910

MFA Financial, Inc.	135,300	1,077

National Health Investors, Inc.	121,090	3,832

National Retail Properties, Inc.	435,211	9,344

NorthStar Realty Finance Corp.	665,810	2,337

Parkway Properties, Inc. of Maryland	104,128	2,051

Pennsylvania Real Estate Investment Trust	111,253	847

Post Properties, Inc.	68,885	1,240

Potlatch Corp.	15,181	432

Ramco-Gershenson Properties Trust	147,462	1,315

SL Green Realty Corp.	65,010	2,851

Sovran Self Storage, Inc.	155,033	4,718

Strategic Hotels & Resorts, Inc. *	342,242	886

Washington Real Estate Investment Trust	134,202	3,865

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Real Estate Investment Trusts – 7.8% – continued
Weingarten Realty Investors	90,343	$1,800
		102,469

Retail – 5.5%

Allion Healthcare, Inc. *	115,810	677

Asbury Automotive Group, Inc. *	112,025	1,420

Bob Evans Farms, Inc.	102,365	2,975

Brown Shoe Co., Inc.	58,400	468

Cabela’s, Inc. *	150,502	2,008

Cash America International, Inc.	177,913	5,366

Charming Shoppes, Inc. *	242,700	1,192

Collective Brands, Inc. *	218,212	3,782

Cracker Barrel Old Country Store, Inc.	69,004	2,374

Dillard’s, Inc., Class A	282,011	3,976

Dress Barn, Inc. *	220,601	3,955

DSW, Inc., Class A *	43,414	693

Einstein Noah Restaurant Group, Inc. *	39,548	476

Fred’s, Inc., Class A	229,947	2,927

Genesco, Inc. *	80,245	1,932

Group 1 Automotive, Inc.	23,225	624

Haverty Furniture Cos., Inc. *	61,236	723

HOT Topic, Inc. *	158,926	1,190

Jo-Ann Stores, Inc. *	10,500	282

Kenneth Cole Productions, Inc., Class A	59,204	594

Landry’s Restaurants, Inc. *	200,396	2,104

Luby’s, Inc. *	187,439	787

Men’s Wearhouse (The), Inc.	272,048	6,720

Pantry (The), Inc. *	117,823	1,847

PC Connection, Inc. *	151,404	824

Red Robin Gourmet Burgers, Inc. *	83,206	1,699

Regis Corp.	394,080	6,108

Retail Ventures, Inc. *	440,214	2,320

Rex Stores Corp. *	52,467	572

Rush Enterprises, Inc., Class A *	204,218	2,639

Shoe Carnival, Inc. *	33,873	522

Sonic Automotive, Inc., Class A	409,824	4,303

Sport Supply Group, Inc.	34,736	354

Stage Stores, Inc.	120,191	1,558

Systemax, Inc. *	97,503	1,183
Zale Corp. *	112,700	806
		71,980

Savings & Loans – 2.0%

Abington Bancorp, Inc.	121,646	942

BankFinancial Corp.	57,255	548

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Savings & Loans – 2.0% – continued

Berkshire Hills Bancorp, Inc.	75,078	$1,647

Dime Community Bancshares	221,144	2,528

First Financial Holdings, Inc.	118,114	1,886

First Niagara Financial Group, Inc.	12,279	151

Flushing Financial Corp.	257,992	2,941

NewAlliance Bancshares, Inc.	288,400	3,086

Northwest Bancorp, Inc.	36,874	842

OceanFirst Financial Corp.	42,906	498

Provident Financial Services, Inc.	305,435	3,143

Provident New York Bancorp	227,750	2,175

United Financial Bancorp, Inc.	66,108	766

Washington Federal, Inc.	257,310	4,338
WSFS Financial Corp.	47,737	1,272
		26,763

Semiconductors – 1.9%

Actel Corp. *	57,300	697

ATMI, Inc. *	101,882	1,849

Brooks Automation, Inc. *	490,606	3,792

Cabot Microelectronics Corp. *	36,876	1,285

Cohu, Inc.	87,149	1,182

Emulex Corp. *	174,900	1,800

GSI Technology, Inc. *	91,082	363

Lattice Semiconductor Corp. *	602,158	1,355

Microtune, Inc. *	320,782	584

MKS Instruments, Inc. *	324,834	6,266

Omnivision Technologies, Inc. *	191,627	3,120

Pericom Semiconductor Corp. *	99,284	974

Sigma Designs, Inc. *	104,130	1,513
Silicon Image, Inc. *	206,852	503
		25,283

Software – 1.8%

China Information Security Technology, Inc. *	126,375	700

Digi International, Inc. *	208,245	1,774

DivX, Inc. *	114,251	624

infoGROUP, Inc. *	159,869	1,121

JDA Software Group, Inc. *	251,364	5,515

Lawson Software, Inc. *	611,171	3,814

Omniture, Inc. *	15,800	339

OpenTV Corp., Class A *	189,848	262

Quest Software, Inc. *	143,900	2,425

Schawk, Inc.	141,692	1,653

Seachange International, Inc. *	95,394	715

SYNNEX Corp.*	113,915	3,472

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Software – 1.8% continued
Take-Two Interactive Software, Inc. *	84,600	$948
		23,362

Storage/Warehousing – 0.2%
Mobile Mini, Inc. *	184,892	3,210

Telecommunications – 1.8%

Adaptec, Inc. *	214,569	717

Black Box Corp.	79,027	1,983

CPI International, Inc. *	32,510	364

EMS Technologies, Inc. *	81,153	1,690

Extreme Networks, Inc. *	254,044	711

Fairpoint Communications, Inc.	332,275	136

General Communication, Inc., Class A *	39,675	272

Globecomm Systems, Inc. *	107,216	779

Harris Stratex Networks, Inc., Class A *	101,500	710

Iowa Telecommunications Services, Inc.	55,988	705

Netgear, Inc. *	54,808	1,006

Oplink Communications, Inc. *	70,389	1,022

Plantronics, Inc.	75,255	2,018

Premiere Global Services, Inc. *	249,440	2,073

Shenandoah Telecommunications Co.	29,749	534

Sycamore Networks, Inc. *	772,675	2,333

Syniverse Holdings, Inc. *	194,916	3,411
Tekelec *	173,316	2,848
		23,312

Textiles – 0.9%

G&K Services, Inc., Class A	219,225	4,858
Unifirst Corp. of Massachusetts	152,597	6,783
		11,641

Toys, Games & Hobbies – 0.4%

Jakks Pacific, Inc. *	255,436	3,658
RC2 Corp. *	64,800	923
		4,581

Transportation – 2.7%

Arkansas Best Corp.	208,069	6,230

Bristow Group, Inc. *	134,786	4,002

Eagle Bulk Shipping, Inc.	355,912	1,826

Genco Shipping & Trading Ltd.	131,010	2,722

General Maritime Corp.	120,839	935

Gulfmark Offshore, Inc. *	161,901	5,301

Nordic American Tanker Shipping	66,100	1,955

Overseas Shipholding Group, Inc.	68,625	2,565

PHI, Inc. *	48,585	985

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.6% – continued

Transportation – 2.7% – continued

Saia, Inc. *	70,490	$1,133

Ship Finance International Ltd.	151,948	1,867
Werner Enterprises, Inc.	325,000	6,055
		35,576

Trucking & Leasing – 0.3%

AMERCO, Inc. *	59,432	2,726

TAL International Group, Inc.	86,204	1,226
Willis Lease Finance Corp. *	29,439	402
		4,354
Total Common Stocks
(Cost $1,327,484)		1,272,552

PREFERRED STOCKS – 0.0%

Healthcare – Products – 0.0%
Inverness Medical Innovations, Inc. *	3,001	777
Total Preferred Stocks
(Cost $724)		777

OTHER – 0.0%
Escrow DLB Oil & Gas (1)*	2,100	–
Total Other
(Cost $–)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
American Satellite Network (1)*	255	$–
Total Warrants
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.1%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$36,874	$36,874

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 3.1% – continued
U.S. Treasury Bill, 0.29%, 11/19/09 (2)	$4,005	$4,004
Total Short-Term Investments
(Cost $40,878)		40,878

Total Investments – 99.7%
(Cost $1,369,086)		1,314,207
Other Assets less Liabilities – 0.3%		3,485
NET ASSETS – 100.0%		$1,317,692

(1)	Security has been deemed worthless by the NTGI Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P 500 E-Mini	273	$14,372	Long	12/09	$367
Russell 2000 Mini	443	26,713	Long	12/09	997

Total					$1,364
At September 30, 2009, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	2.6
Energy	7.2
Financials	30.4
Health Care	5.9
Industrials	17.4
Information Technology	12.7
Materials	6.6
Telecommunication Services	0.6
Utilities	4.2

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1– Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$1,273,329(1)	$–	$–	$1,273,329

Short-Term Investments	–	40,878	–	40,878

Total Investments	$1,273,329	$40,878	$–	$1,314,207

Other Financial Instruments *	$1,364	$–	$–	$1,364

(1)	Classifications as defined in the Schedule of Investments.

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5%

Aerospace/Defense – 1.0%
Raytheon Co.	15,804	$758

Biotechnology – 7.2%

Amgen, Inc. *	14,249	858

Celgene Corp. *	18,025	1,008

Genzyme Corp. *	14,919	846

Gilead Sciences, Inc. *	25,858	1,205

Life Technologies Corp. *	16,285	758

Myriad Genetics, Inc. *	12,908	354
Vertex Pharmaceuticals, Inc. *	15,680	594
		5,623

Commercial Services – 3.0%

SAIC, Inc. *	52,010	912
Western Union (The) Co.	74,652	1,413
		2,325

Computers – 24.8%

Accenture PLC, Class A	32,160	1,199

Apple, Inc. *	19,305	3,578

Brocade Communications Systems, Inc. *	123,588	971

Cognizant Technology Solutions Corp., Class A *	26,895	1,040

EMC Corp. of Massachusetts *	100,722	1,716

Hewlett-Packard Co.	49,722	2,347

IBM Corp.	19,087	2,283

Micros Systems, Inc. *	55,632	1,679

NetApp, Inc. *	84,619	2,258

Research In Motion Ltd. *	12,524	846

SanDisk Corp. *	34,553	750
Seagate Technology	51,716	787
		19,454

Electronics – 1.8%

Cogent, Inc. *	65,827	665
Thermo Fisher Scientific, Inc. *	16,702	729
		1,394

Healthcare – Products – 4.3%

Covidien PLC	28,040	1,213

Intuitive Surgical, Inc. *	2,296	602

Medtronic, Inc.	20,035	737
Thoratec Corp. *	27,273	826
		3,378

Internet – 10.4%

Amazon.com, Inc. *	9,471	884

AsiaInfo Holdings, Inc. *	25,555	510

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Internet – 10.4% – continued

Google, Inc., Class A *	4,742	$2,351

j2 Global Communications, Inc. *	62,172	1,431

McAfee, Inc. *	38,611	1,691
VeriSign, Inc. *	53,293	1,263
		8,130

Retail – 0.7%
GameStop Corp., Class A *	22,571	597

Semiconductors – 10.1%

Analog Devices, Inc.	38,429	1,060

Applied Materials, Inc.	66,616	893

Broadcom Corp., Class A *	28,991	890

Intel Corp.	63,044	1,234

Kla-Tencor Corp.	20,667	741

Microchip Technology, Inc.	22,989	609

National Semiconductor Corp.	55,857	797

Texas Instruments, Inc.	43,849	1,039
Xilinx, Inc.	26,370	617
		7,880

Software – 21.3%

Activision Blizzard, Inc. *	161,005	1,995

Adobe Systems, Inc. *	58,058	1,918

BMC Software, Inc. *	41,504	1,558

CA, Inc.	24,893	547

Cerner Corp. *	17,841	1,335

Check Point Software Technologies *	50,730	1,438

Double-Take Software, Inc. *	46,350	472

Microsoft Corp.	40,600	1,051

Open Text Corp. *	18,152	678

Oracle Corp.	82,694	1,723

Red Hat, Inc. *	43,685	1,208

SAP A.G. ADR	16,277	796

Seachange International, Inc. *	115,110	863
Sybase, Inc. *	29,211	1,136
		16,718

Telecommunications – 13.9%

Amdocs Ltd. *	60,092	1,615

Cisco Systems, Inc. *	69,169	1,628

Harmonic, Inc. *	110,088	735

Juniper Networks, Inc. *	26,177	707

Nokia OYJ ADR	74,722	1,093

Polycom, Inc. *	64,245	1,719

QUALCOMM, Inc.	35,558	1,599

Starent Networks Corp. *	32,748	833

See Notes to the Financial Statements.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Telecommunications – 13.9% – continued
Telefonaktiebolaget LM Ericsson ADR	93,804	$940
		10,869
Total Common Stocks
(Cost $66,864)		77,126

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESMENTS – 1.2%
Bank of America, Toronto, Eurodollar Time Deposit, 0.03%, 10/1/09	$908	$908
Total Short-Term Investments
(Cost $908)		908

Total Investments – 99.7%
(Cost $67,772)		78,034
Other Assets less Liabilities – 0.3%		266
NET ASSETS – 100.0%		$78,300

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Aerospace & Defense	1.0%
Biotechnology	6.3
Communications Equipment	15.5
Computers & Peripherals	17.8
Electronic Equipment & Instruments	0.9
Health Care Equipment & Supplies	4.4
Health Care Technology	1.7
Internet & Catalog Retail	1.1
Internet Software & Services	7.4
IT Services	8.0
Life Science Tools & Services	1.9
Software	23.0
Specialty Retail	0.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1– Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Common Stocks	$77,126(1)	$–	$–	$77,126

Short-Term Investments	–	908	–	908

Total Investments	$77,126	$908	$–	$78,034

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 44 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity, Enhanced Large Cap, Growth Equity, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Value and Technology Funds (collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers for the International Growth Equity Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2009, the Enhanced Large Cap and Small Cap Value Funds had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $100,000 and $4,004,000, respectively. The Emerging Markets Equity Fund had entered into exchange-traded long futures contracts at September 30, 2009. The aggregate value of foreign currencies to cover margin requirements for open positions was approximately $1,920,000.

C) OPTIONS CONTRACTS Each Fund may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with net realized and unrealized gains (losses) on investments. The gains or losses on written options contracts are included with net realized and unrealized gains (losses) on written options.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current market value.

Transactions in options written during the six months ended September 30, 2009, were written for the Growth Equity Fund as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (000s)
Options outstanding at March 31, 2009	1,353	$ 47
Options Written	3,426	143
Options expired or closed	(2,878)	(110)
Options exercised	(1,901)	(80)
Options outstanding at September 30, 2009	—	$ —

D) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The Emerging Markets Equity and International Growth Equity Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2009 and the fiscal year ended March 31, 2009 were less than $500 for the Emerging Markets Equity and International Growth Equity Funds, respectively. These amounts are included in “Proceeds from Shares Sold” in Note 6 — Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Emerging Markets Equity	Annually
Enhanced Large Cap	Quarterly
Growth Equity	Quarterly
Income Equity	Monthly
International Growth Equity	Annually
Large Cap Value	Annually
Mid Cap Growth	Quarterly
Select Equity	Annually
Small Cap Growth	Annually
Small Cap Value	Annually
Technology	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2008, through the fiscal year ended March 31, 2009, the following Funds incurred net capital losses and/or Section 988 net currency losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Emerging Markets Equity	$103,598
Enhanced Large Cap	8,632
Growth Equity	36,084
Income Equity	29,109
International Growth Equity	133,681
Large Cap Value	40,143
Mid Cap Growth	30,992
Select Equity	25,575
Small Cap Growth	12,821
Small Cap Value	54,298
Technology	10,779

At March 31, 2009, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2010	MARCH 31, 2011		MARCH 31, 2012	MARCH 31, 2017
Emerging Markets Equity	$ —	$ —		$ —	$21,905
Enhanced Large Cap	—	—		—	13,785
Growth Equity	—	—		—	18,316
Income Equity	—	—		—	362
International Growth Equity	—	62,271	*	—	13,514
Large Cap Value	—	—		—	67,102
Mid Cap Growth	11,409	43,006		—	23,156
Select Equity	—	65,252		—	12,709
Small Cap Growth	129,320	28,257		—	6,219
Small Cap Value	—	—		—	26,641
Technology	606,810	295,340	*	21,097	6,315

*	Amounts include acquired capital loss carryforwards, which may be limited under current tax laws, expiring in varying amounts through March 31, 2011.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2009, the tax components of undistributed net investment income, undistributed realized gains and unrealized losses were as follows:

Amounts in thousands	UNDISTRIBUTED
	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED LOSSES
Emerging Markets Equity	$2,142	$ —	$(147,363)
Enhanced Large Cap	9	—	(8,969)
Growth Equity	22	—	(49,543)
Income Equity	142	—	(82,804)
International Growth Equity	2,435	—	(103,496)
Large Cap Value	1,687	—	(93,706)
Mid Cap Growth	—	—	(4,704)
Select Equity	60	—	(8,855)
Small Cap Growth	—	—	(1,719)
Small Cap Value	2,798	—	(467,716)
Technology	—	—	(11,548)

*	Ordinary income includes taxable discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity	$ 8,000	$ 4,336
Enhanced Large Cap	851	—
Growth Equity	2,926	—
Income Equity	11,918	—
International Growth Equity	14,000	24,376
Large Cap Value	9,400	—
Select Equity	510	—
Small Cap Value	11,559	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The taxable character of distributions paid during the fiscal year ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity	$16,308	$6,729
Enhanced Large Cap	5,178	4,020
Growth Equity	17,916	46,559
Income Equity	14,334	27,578
International Growth Equity	67,706	176,775
Large Cap Value	33,638	101,049
Select Equity	615	—
Small Cap Value	11,666	66,823

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2009, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2006 through March 31, 2008 remain subject to examination by the Internal Revenue Service.

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in the Statements of Operations in interest expense. The agreement will expire on December 10, 2009, unless renewed.

At September 30, 2009, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Enhanced Large Cap	$869	1.14%
Growth Equity	558	1.14%
International Growth Equity	864	1.16%
Large Cap Value	450	1.13%
Mid Cap Growth	466	1.14%
Select Equity	210	1.16%
Small Cap Growth	187	1.15%

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to receive a fee, computed daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2009, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below.

The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2009, were as follows:

Fund	CONTRACTUAL RATE	EXPENSE LIMITATIONS
Emerging Markets Equity	0.35%	0.74%
Enhanced Large Cap	0.30%	0.60%
Small Cap Value	0.85%	1.00%

Fund	CONTRACTUAL RATE
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	EXPENSE LIMITATIONS
Growth Equity	0.85%	0.80%	0.77%	1.00%
Income Equity	0.85%	0.80%	0.77%	1.00%
International Growth Equity	1.00%	0.94%	0.90%	1.25%
Large Cap Value	0.85%	0.80%	0.77%	1.10%
Mid Cap Growth	0.85%	0.80%	0.77%	1.00%
Select Equity	0.85%	0.80%	0.77%	1.00%
Small Cap Growth	1.00%	0.94%	0.90%	1.25%
Technology	1.00%	0.94%	0.90%	1.25%

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustees fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2009, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Market Equity	$ —	$251,168	$ —	$ 7,963
Enhanced Large Cap	—	11,864	—	22,273
Growth Equity	—	53,950	—	76,545
Income Equity	—	24,144	—	31,482
International Growth Equity	—	64,075	—	92,814
Large Cap Value	—	44,346	—	90,825
Mid Cap Growth	—	134,233	—	145,631
Select Equity	—	103,200	—	111,921
Small Cap Growth	—	38,773	—	40,470
Small Cap Value	—	387,038	—	324,998
Technology	—	20,951	—	23,015

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2009, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Emerging Markets Equity	$122,944	$ (36,131)	$ 86,813	$ 685,699
Enhanced Large Cap	23,866	(21,474)	2,392	21,473
Growth Equity	25,511	(10,019)	15,492	151,243
Income Equity	18,530	(28,517)	(9,987)	287,374
International Growth Equity	42,824	(27,843)	14,981	287,435

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Large Cap Value	$ 24,922	$ (17,478)	$ 7,444	$ 235,094
Mid Cap Growth	24,765	(335)	24,430	94,052
Select Equity	8,491	(604)	7,887	73,570
Small Cap Growth	7,605	(170)	7,435	30,004
Small Cap Value	104,507	(159,386)	(54,879)	1,369,086
Technology	12,665	(2,403)	10,262	67,772

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2009 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity	38,019	$325,890	—	$ —	(10,729)	$ (93,198)	27,290	$232,692
Enhanced Large Cap	76	514	16	110	(1,712)	(11,472)	(1,620)	(10,848)
Growth Equity	753	7,752	38	385	(3,104)	(31,439)	(2,313)	(23,302)
Income Equity	4,247	39,059	170	1,567	(4,723)	(42,720)	(306)	(2,094)
International Growth Equity	5,926	40,576	—	—	(11,005)	(71,598)	(5,079)	(31,022)
Large Cap Value	1,735	12,923	—	—	(7,761)	(58,663)	(6,026)	(45,740)
Mid Cap Growth	715	8,631	—	—	(1,576)	(18,902)	(861)	(10,271)
Select Equity	163	2,526	—	—	(661)	(10,134)	(498)	(7,608)
Small Cap Growth	327	2,934	—	—	(587)	(5,525)	(260)	(2,591)
Small Cap Value	23,488	240,328	—	—	(19,876)	(204,813)	3,612	35,515
Technology	518	5,037	—	—	(827)	(8,183)	(309)	(3,146)

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity	31,838	$269,464	606	$ 3,962	(37,940)	$(274,209)	(5,496)	$ (783)
Enhanced Large Cap	1,253	8,971	48	346	(3,838)	(31,788)	(2,537)	(22,471)
Growth Equity	1,742	18,377	134	1,367	(10,070)	(113,172)	(8,194)	(93,428)
Income Equity	6,894	61,666	828	7,635	(15,230)	(147,713)	(7,508)	(78,412)
International Growth Equity	10,843	71,647	4,001	23,286	(56,216)	(432,842)	(41,372)	(337,909)
Large Cap Value	7,657	57,786	565	4,002	(28,944)	(252,736)	(20,722)	(190,948)
Mid Cap Growth	3,098	33,760	—	—	(3,969)	(49,456)	(871)	(15,696)
Select Equity	542	10,544	28	399	(2,236)	(38,290)	(1,666)	(27,347)
Small Cap Growth	1,305	11,744	—	—	(1,331)	(12,200)	(26)	(456)
Small Cap Value	75,586	880,928	984	9,977	(42,131)	(441,023)	34,439	449,882
Technology	793	7,176	—	—	(2,603)	(25,601)	(1,810)	(18,425)

7. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statements of Asset and Liabilities as of September 30, 2009:

EMERGING MARKETS EQUITY FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$4	Unrealized loss on forward foreign currency exchange contracts	$30
Equity contracts	Receivable for variation margin on futures contracts	7,946	Payable for variation margin on futures contracts	24
ENHANCED LARGE CAP FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$ —	Payable for variation margin on futures contracts	$1
INTERNATIONAL GROWTH EQUITY FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$1	Unrealized loss on forward foreign currency exchange contracts	$1
SMALL CAP VALUE FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$ —	Payable for variation margin on futures contracts	$201

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended September 30, 2009:

EMERGING MARKETS EQUITY FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$(93)
Equity contracts	Net realized gains (losses) on futures contracts	6,629
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	$(43)
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	278
ENHANCED LARGE CAP FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$210
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(41)
GROWTH EQUITY FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Written options	Net realized gains (losses) on written options	$133
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Written options	Net change in unrealized appreciation (depreciation) on written options	$(6)
INTERNATIONAL GROWTH EQUITY FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$229
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions	$(9)
SMALL CAP VALUE FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$16,096
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(1,960)

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

Volume of derivative activity for the six months ended September 30, 2009*

	FOREIGN EXCHANGE CONTRACTS		FUTURES EQUITY CONTACTS		WRITTEN OPTIONS CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Emerging Markets Equity Fund	615	$903	650	$679	—	$—
Enhanced Large Cap Fund	–	—	58	196	—	—
Growth Equity Fund	–	—	—	—	111	1
Income Equity Fund	–	—	—	—	—	—
International Growth Equity Fund	143	7,150	—	—	—	—
Large Cap Value Fund	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—
Select Equity Fund	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—
Small Cap Value Fund	—	—	120	3,160	—	—
Technology Fund	—	—	—	—	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and equity contracts and average cost of purchase/proceeds of sale for option contracts.

**	Amounts in thousands

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through November 23, 2009, the date the financial statements were available to be issued and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity and International Growth Equity Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/09 - 9/30/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 83), if any, in the Emerging Markets Equity and International Growth Equity Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.74%	$1,000.00	$1,605.30	$4.83
Hypothetical	0.74%	$1,000.00	$1,021.36	$3.75	**

ENHANCED LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.60%	$1,000.00	$1,344.30	$3.53
Hypothetical	0.60%	$1,000.00	$1,022.06	$3.04	**

GROWTH EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.00%	$1,000.00	$1,395.30	$6.00
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	**

INCOME EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.00%	$1,000.00	$1,325.90	$5.83
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	**

INTERNATIONAL GROWTH EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.25%	$1,000.00	$1,442.60	$7.65
Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33	**

LARGE CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.10%	$1,000.00	$1,367.20	$6.53
Hypothetical	1.10%	$1,000.00	$1,019.55	$5.57	**

MID CAP GROWTH

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.00%	$1,000.00	$1,322.20	$5.82
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	**

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

SELECT EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.00%	$1,000.00	$1,288.60	$5.74
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	**

SMALL CAP GROWTH

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.25%	$1,000.00	$1,366.20	$7.41
Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33	**

SMALL CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.00%	$1,000.00	$1,406.40	$6.03
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06	**

TECHNOLOGY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.25%	$1,000.00	$1,303.10	$7.22
Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY FUNDS

EQUITY FUNDS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, “Northern”). NTGIL and NTI co-manage the International Growth Fund. NTI manages the remainder of the Funds.

At a meeting of the Board of Trustees held on May 8, 2009 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of Northern, its services and the Funds, resulting from their meetings and interactions with management throughout the year. The Trustees also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meetings without employees of Northern present.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the nature, extent and quality of the services provided by Northern. In this regard, the Trustees considered Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel. They also considered Northern’s financial resources and their ability to attract and retain portfolio management talent. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer during the year to strengthen the Funds’ compliance program. In connection with compliance, the Trustees considered the frequent and substantial reports made by the Trust’s Chief Compliance Officer at Board meetings throughout the year. The Trustees also considered the steps taken by Northern to strengthen their pricing function in 2008-09. In addition, the Trustees noted the changes and additions to personnel made by Northern during the year in order to improve Fund performance, including the hiring of a new Chief Investment Officer. Finally, the Trustees considered Northern’s responsiveness to their requests for information throughout the year, including, but not limited to, the in-depth performance reports discussed below. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

FEES, EXPENSES AND PERFORMANCE

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s voluntary fee waivers and expense caps with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. Information was also presented to the Board regarding expenses and profitability with respect to the Funds. The Trustees also reviewed Northern’s cost allocation methodology, which had not changed and had been previously reviewed by the Funds’ auditors for reasonability. The Trustees reviewed Northern’s profitability with that of other publicly-traded investment advisers, although the Trustees noted differences among the firms. Information was also provided on the fee rates charged by Northern to private accounts managed by them. The Trustees discussed with Northern the similarities and differences among these Funds and accounts. Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. This information showed that the Funds’ expense ratios were all below the objective median, although the advisory fees for each Fund ranged between the first and fourth quartiles versus its peers. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings and ratings issued by third parties. For Funds that had been in

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

existence for the applicable periods, information on the Funds’ investment performance was provided for one, three, five and ten years. The Trustees also reviewed each Fund’s excess returns, if applicable, versus their targeted returns. The Lipper information showed that for the three-year period (or shorter period, as applicable), seven of eleven of the Funds were in the first or second quartile for performance versus their respective peers, with the remaining Funds in the third quartile. For the five-year period, six of ten of the Funds were in the first or second quartile and the remainder primarily in the third quartile. With respect to performance versus benchmarks, the Trustees noted that seven of eleven Funds were even with or outperforming their benchmarks for the three-year (or shorter period as applicable); and five of ten Funds were outperforming their benchmarks for the five-year period. The Trustees considered the Funds’ investment performance in light of the investment benchmarks and objectives applicable to the Funds, and the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to Funds.

Based on the information received, the Trustees concluded that performance was satisfactory for the majority of the Funds and that where the Funds had underperformed, Northern was devoting appropriate resources to improve performance.

ECONOMIES OF SCALE

The Trustees also reviewed information as to whether Northern was likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set, through Northern’s voluntary expense caps for the Funds and through the advisory fee breakpoints.

OTHER BENEFITS

The Trustees considered other benefits derived by Northern and their affiliates as a result of their relationship with the Funds. The Trustees considered the non-advisory services, provided to the Funds by Northern and their affiliates, which included services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with Northern and their affiliates.

Other benefits considered by the Trustees included Northern’s extent and use of soft dollars and Northern’s written and oral reports regarding their processes for testing best execution.

*    *    *    *    *

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by Northern, their actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be reapproved.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

14	SCHEDULES OF INVESTMENTS

14	GLOBAL REAL ESTATE INDEX FUND

21	GLOBAL SUSTAINABILITY INDEX FUND

31	INTERNATIONAL EQUITY INDEX FUND

46	MID CAP INDEX FUND

53	SMALL CAP INDEX FUND

79	STOCK INDEX FUND

88	NOTES TO THE FINANCIAL STATEMENTS

97	FUND EXPENSES

99	TRUSTEES AND OFFICERS

99	APPROVAL OF ADVISORY AGREEMENT

104	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	GLOBAL REAL ESTATE INDEX FUND	GLOBAL SUSTAINABILITY INDEX FUND
ASSETS:
Investments, at cost	$531,027	$51,730	(1)
Investments, at value	$470,585	$53,810	(2)
Cash	34	4
Cash held at broker (restricted $1,039, $184, $6,538, respectively)	2,823	497
Foreign currencies, at value (cost $472, $13,121, respectively)	450	–
Dividend income receivable	1,243	93
Interest income receivable	11	2
Receivable for foreign tax reclaimable	327	27
Receivable for securities sold	3,697	–
Receivable for variation margin on futures contracts	1,017	252
Receivable for fund shares sold	966	504
Receivable from investment adviser	7	3
Unrealized gain on forward foreign currency exchange contracts	21	4
Prepaid and other assets	14	12
Total Assets	481,195	55,208
LIABILITIES:
Cash overdraft	–	82
Unrealized loss on forward foreign currency exchange contracts	–	–
Payable for securities purchased	10,466	–
Payable for variation margin on futures contracts	69	9
Payable for fund shares redeemed	277	–
Payable to affiliates:
Investment advisory fees	27	3
Administration fees	11	1
Custody and accounting fees	20	3
Shareholder servicing fees	12	–
Transfer agent fees	7	1
Trustee fees	4	1
Accrued other liabilities	25	19
Total Liabilities	10,918	119
Net Assets	$470,277	$55,089
ANALYSIS OF NET ASSETS:
Capital stock	$1,172,945	$55,401
Accumulated undistributed net investment income (loss)	(84)	569
Accumulated undistributed net realized loss	(642,786)	(3,004)
Net unrealized appreciation (depreciation)	(59,798)	2,123
Net Assets	$470,277	$55,089
Shares Outstanding ($.0001 par value, unlimited authorization)	67,811	6,804
Net Asset Value, Redemption and Offering Price Per Share	$6.94	$8.10

(1)	Amounts include cost of $63 and $2,134 in Northern Trust Corp., held in the Global Sustainability Index Fund and the Stock Index Fund, respectively.
(2)	Amounts include value of $69 and $2,000 in Northern Trust Corp., held in the Global Sustainability Index Fund and the Stock Index Fund, respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$1,107,690	$322,933	$248,827	$1,415,154	(1)
$1,170,737	$310,976	$235,709	$1,362,014	(2)
–	1	–	–
6,538	–	–	–
13,662	–	–	–
2,890	279	229	1,655
10	–	–	–
2,610	–	–	–
149	4,967	53	–
108	15	–	2
4,206	261	290	455
32	12	7	31
355	–	–	–
12	5	12	17
1,201,309	316,516	236,300	1,364,174

11	–	15	13
322	–	–	–
127	–	1,525	–
6,024	1	10	14
425	815	266	716

48	10	8	22
29	8	6	33
34	21	12	5
–	–	–	3
19	5	4	22
9	3	4	6
52	520	18	36
7,100	1,383	1,868	870
$1,194,209	$315,133	$234,432	$1,363,304

$1,387,528	$363,006	$278,824	$1,469,813
19,723	2,650	1,504	711
(276,251)	(38,593)	(32,872)	(54,229)
63,209	(11,930)	(13,024)	(52,991)
$1,194,209	$315,133	$234,432	$1,363,304
119,221	34,386	35,189	104,331
$10.02	$9.16	$6.66	$13.07

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	GLOBAL REAL ESTATE INDEX FUND	GLOBAL SUSTAINABILITY INDEX FUND
INVESTMENT INCOME:
Dividend income	$7,955 (1)	$638 (2)
Interest income	14	4
Total Investment Income	7,969	642
EXPENSES:
Investment advisory fees	634	78
Administration fees	271	33
Custody fees	171	38
Accounting fees	27	13
Transfer agent fees	181	22
Blue sky fees	13	12
SEC fees	1	1
Printing fees	13	13
Professional fees	10	10
Shareholder servicing fees	36	5
Trustee fees and expenses	4	4
Interest expense	1	–
Other	8	5
Total Expenses	1,370	234
Less expenses reimbursed by investment adviser	(194)	(89)
Net Expenses	1,176	145
Net Investment Income	6,793	497
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(28,032)	(724)
Futures contracts	3,882	503
Foreign currency transactions	384	119
Net change in unrealized appreciation (depreciation) on:
Investments	193,343	15,170
Futures contracts	(202)	(18)
Forward foreign currency exchange contracts	21	4
Translation of other assets and liabilities denominated in foreign currencies	421	20
Net Gains on Investments and Foreign Currency	169,817	15,074
Net Increase in Net Assets Resulting from Operations	$176,610	$15,571

(1)	Net of $513 in non-reclaimable foreign withholding taxes.
(2)	Net of $49 in non-reclaimable foreign withholding taxes.
(3)	Net of $2,285 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$18,924 (3)	$2,081	$1,384	$12,513
21	8	4	34
18,945	2,089	1,388	12,547

1,234	266	201	568
740	200	151	852
451	55	45	85
57	23	19	66
494	133	101	568
10	9	8	14
2	1	1	2
24	13	13	25
19	10	10	19
–	–	–	4
7	3	4	7
4	–	–	–
12	5	5	9
3,054	718	558	2,219
(828)	(319)	(206)	(799)
2,226	399	352	1,420
16,719	1,690	1,036	11,127

(68,470)	(2,419)	(10,379)	(10,392)
8,008	3,252	2,341	10,693
2,266	–	–	–

425,743	88,907	78,407	307,460
(745)	(259)	(128)	(565)
(88)	–	–	–
343	–	–	–
367,057	89,481	70,241	307,196
$383,776	$91,171	$71,277	$318,323

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	GLOBAL REAL ESTATE INDEX FUND		GLOBAL SUSTAINABILITY INDEX FUND
Amounts in thousands	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009
OPERATIONS:
Net investment income	$6,793	$28,546	$497	$636
Net realized gains (losses)	(23,766)	(603,471)	(102)	(3,191)
Net change in unrealized appreciation (depreciation)	193,583	(65,989)	15,176	(12,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	176,610	(640,914)	15,571	(15,454)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	64,664	(148,078)	5,780	28,383
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	64,664	(148,078)	5,780	28,383
DISTRIBUTIONS PAID:
From net investment income	(6,064)	(25,778)	–	(386)
From net realized gains	–	(805)	–	(21)
Total Distributions Paid	(6,064)	(26,583)	–	(407)
Total Increase (Decrease) in Net Assets	235,210	(815,575)	21,351	12,522
NET ASSETS:
Beginning of period	235,067	1,050,642	33,738	21,216
End of period	$470,277	$235,067	$55,089	$33,738
Accumulated Undistributed Net Investment Income (Loss)	$(84)	$(813)	$569	$72

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2009

INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009

$16,719	$40,751	$1,690	$4,791	$1,036	$2,960	$11,127	$22,863
(58,196)	(211,426)	833	(54,424)	(8,038)	(6,741)	301	(30,931)
425,253	(583,990)	88,648	(90,111)	78,279	(106,067)	306,895	(467,034)
383,776	(754,665)	91,171	(139,744)	71,277	(109,848)	318,323	(475,102)

(17,909)	(46,945)	20,714	(7,492)	8,167	(4,375)	200,624	249,726
(17,909)	(46,945)	20,714	(7,492)	8,167	(4,375)	200,624	249,726

–	(43,000)	–	(4,398)	–	(2,900)	(10,652)	(22,831)
–	–	–	(11,973)	–	(21,353)	–	–
–	(43,000)	–	(16,371)	–	(24,253)	(10,652)	(22,831)
365,867	(844,610)	111,885	(163,607)	79,444	(138,476)	508,295	(248,207)

828,342	1,672,952	203,248	366,855	154,988	293,464	855,009	1,103,216
$1,194,209	$828,342	$315,133	$203,248	$234,432	$154,988	$1,363,304	$855,009
$19,723	$3,004	$2,650	$960	$1,504	$468	$711	$236

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$4.14	$10.17	$12.79	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.34	0.29	0.15
Net realized and unrealized gains (losses)	2.78	(6.08)	(2.58)	2.77
Total from Investment Operations	2.89	(5.74)	(2.29)	2.92
LESS DISTRIBUTIONS PAID:
From net investment income (2)	(0.09)	(0.28)	(0.25)	(0.12)
From net realized gains	–	(0.01)	(0.08)	(0.01)
Total Distributions Paid	(0.09)	(0.29)	(0.33)	(0.13)
Net Asset Value, End of Period	$6.94	$4.14	$10.17	$12.79
Total Return(3)	70.26%	(57.38)%	(18.01)%	29.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$470,277	$235,067	$1,050,642	$783,787
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.65%	0.65%	0.65%	0.65%
Expenses, before reimbursements and credits	0.76%	0.74%	0.72%	0.77%
Net investment income, net of reimbursements and credits	3.75%	3.74%	2.73%	2.27%
Net investment income, before reimbursements and credits	3.64%	3.65%	2.66%	2.15%
Portfolio Turnover Rate	8.23%	38.23%	25.48%	8.42%

(1)	Commenced investment operations on July 26, 2006.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	PERIOD ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$5.62	$9.98	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.09	0.02
Net realized and unrealized gains (losses)	2.41	(4.36)	(0.04)
Total from Investment Operations	2.48	(4.27)	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	(0.09)	–
Total Distributions Paid	–	(0.09)	–
Net Asset Value, End of Period	$8.10	$5.62	$9.98
Total Return(3)	44.13%	(42.89)%	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$55,089	$33,738	$21,216
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.65%	0.65%	0.65%
Expenses, before reimbursements and credits	1.05%	1.23%	3.84	%(5)
Net investment income, net of reimbursements and credits	2.23%	2.35%	3.66	%(5)
Net investment income, before reimbursements and credits	1.83%	1.77%	0.47	%(5)
Portfolio Turnover Rate	6.07%	17.55%	0.33%

(1)	Commenced investment operations on March 5, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	As the Fund commenced investment operations on March 5, 2008, annualized gross expenses and net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	PERIOD ENDED MARCH 31, 2005(1)
Net Asset Value, Beginning of Period	$6.70	$13.02	$13.92	$12.04	$9.81	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.29	0.36	0.35	0.15	0.02
Net realized and unrealized gains (losses)	3.18	(6.31)	(0.76)	2.04	2.18	(0.21)
Total from Investment Operations	3.32	(6.02)	(0.40)	2.39	2.33	(0.19)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	(0.30)	(0.34)	(0.32)	(0.07)	–
From net realized gains	–	–	(0.16)	(0.19)	(0.03)	–
Total Distributions Paid	–	(0.30)	(0.50)	(0.51)	(0.10)	–
Net Asset Value, End of Period	$10.02	$6.70	$13.02	$13.92	$12.04	$9.81
Total Return(3)	49.55%	(46.49)%	(3.10)%	20.05%	23.91%	(1.90)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,194,209	$828,342	$1,672,952	$1,499,877	$1,135,628	$270,034
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.62%	0.62%	0.62%	0.63%	0.62%	0.62%
Net investment income, net of reimbursements and credits	3.39%	3.16%	2.27%	2.31%	1.96%	7.58	%(5)
Net investment income, before reimbursements and credits	3.22%	2.99%	2.10%	2.13%	1.79%	7.41	%(5)
Portfolio Turnover Rate	7.47%	20.29%	7.18%	7.49%	3.40%	0.00%

(1)	Commenced investment operations on March 22, 2005.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	As the Fund commenced investment operations on March 22, 2005, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	PERIOD ENDED MARCH 31, 2005(1)
Net Asset Value, Beginning of Period	$6.44	$10.86	$12.41	$11.94	$9.94	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.15	0.16	0.20	0.10	0.02
Net realized and unrealized gains (losses)	2.67	(4.08)	(1.00)	0.75	2.01	(0.08)
Total from Investment Operations	2.72	(3.93)	(0.84)	0.95	2.11	(0.06)
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.13)	(0.12)	(0.14)	(0.07)	–
From net realized gains	–	(0.36)	(0.59)	(0.34)	(0.04)	–
Total Distributions Paid	–	(0.49)	(0.71)	(0.48)	(0.11)	–
Net Asset Value, End of Period	$9.16	$6.44	$10.86	$12.41	$11.94	$9.94
Total Return(2)	42.24%	(36.39)%	(7.23)%	8.15%	21.23%	(0.50)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$315,133	$203,248	$366,855	$315,551	$340,299	$102,086
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, before reimbursements and credits	0.54%	0.51%	0.51%	0.52%	0.60%	0.63%
Net investment income, net of reimbursements and credits	1.27%	1.49%	1.03%	1.38%	1.05%	9.14	%(4)
Net investment income, before reimbursements and credits	1.03%	1.28%	0.82%	1.16%	0.75%	8.81	%(4)
Portfolio Turnover Rate	7.86%	36.66%	21.73%	23.20%	18.88%	0.00%

(1)	Commenced investment operations on March 22, 2005.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	As the Fund commenced investment operations on March 22, 2005, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$4.63	$8.60	$10.93	$11.98	$9.71	$9.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.10	0.13	0.10	0.09	0.06
Net realized and unrealized gains (losses)	2.00	(3.24)	(1.51)	0.52	2.36	0.38
Total from Investment Operations	2.03	(3.14)	(1.38)	0.62	2.45	0.44
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.10)	(0.13)	(0.09)	(0.07)	(0.03)
From net realized gains	–	(0.73)	(0.82)	(1.58)	(0.11)	–
Total Distributions Paid	–	(0.83)	(0.95)	(1.67)	(0.18)	(0.03)
Net Asset Value, End of Period	$6.66	$4.63	$8.60	$10.93	$11.98	$9.71
Total Return(1)	43.85%	(37.67)%	(13.36)%	5.51%	25.51%	4.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$234,432	$154,988	$293,464	$372,679	$504,631	$358,525
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.35%	0.35%	0.35%	0.35%	0.35%	0.62%
Expenses, before waivers, reimbursements and credits	0.55%	0.54%	0.51%	0.57%	0.51%	0.89%
Net investment income, net of waivers, reimbursements and credits	1.03%	1.21%	1.12%	0.70%	0.93%	0.66%
Net investment income, before waivers, reimbursements and credits	0.83%	1.02%	0.96%	0.48%	0.77%	0.39%
Portfolio Turnover Rate	13.62%	29.57%	19.38%	21.77%	22.33%	31.27%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$9.85	$16.33	$17.53	$15.98	$14.57	$13.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.29	0.31	0.29	0.25	0.22
Net realized and unrealized gains (losses)	3.22	(6.48)	(1.21)	1.54	1.41	0.64
Total from Investment Operations	3.33	(6.19)	(0.90)	1.83	1.66	0.86
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)	(0.29)	(0.30)	(0.28)	(0.25)	(0.22)
Total Distributions Paid	(0.11)	(0.29)	(0.30)	(0.28)	(0.25)	(0.22)
Net Asset Value, End of Period	$13.07	$9.85	$16.33	$17.53	$15.98	$14.57
Total Return(1)	33.86%	(38.25)%	(5.27)%	11.57%	11.46%	6.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,363,304	$855,009	$1,103,216	$636,236	$498,482	$391,752
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25%	0.25%	0.25%	0.52%
Expenses, before waivers, reimbursements and credits	0.39%	0.39%	0.41%	0.41%	0.50%	0.79%
Net investment income, net of waivers, reimbursements and credits	1.96%	2.25%	1.84%	1.76%	1.66%	1.56%
Net investment income, before waivers, reimbursements and credits	1.82%	2.11%	1.68%	1.60%	1.41%	1.29%
Portfolio Turnover Rate	1.29%	4.22%	4.57%	3.25%	4.86%	4.22%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2%

Australia – 9.5%

BGP Holdings PLC – Fractional Shares	6,535,576	$ –

Bunnings Warehouse Property Trust	289,903	446

CFS Retail Property Trust	1,324,049	2,340

Commonwealth Property Office Fund	1,343,630	1,122

Dexus Property Group	3,388,303	2,517

FKP Property Group	612,465	411

Goodman Group	4,321,178	2,517

GPT Group	6,681,316	4,021

ING Office Fund	1,981,018	974

Macquarie CountryWide Trust	1,030,490	577

Macquarie Office Trust	3,336,583	879

Mirvac Group	2,020,452	2,981

Stockland	1,715,740	6,147

Westfield Group	1,638,428	19,949
		44,881

Austria – 0.4%

CA Immobilien Anlagen A.G *	63,577	824

Conwert Immobilien Invest S.E. *	62,259	858
		1,682

Belgium – 0.6%

Befimmo SCA Sicafi	12,134	1,101

Cofinimmo	6,521	914

Intervest Offices	4,872	160

Leasinvest Real Estate SCA	1,176	99

Warehouses De Pauw SCA	6,038	272

Wereldhave Belgium N.V.	1,487	109
		2,655

Brazil – 1.8%

BR Malls Participacoes S.A. *	109,188	1,288

Brookfield, Incorporacoes S.A.	130,955	571

Camargo Correa Desenvolvimento Imobiliario S.A.	32,756	101

Cyrela Brazil Realty S.A.	199,306	2,593

Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	46,021	270

Gafisa S.A.	95,883	1,444

Iguatemi Empresa de Shopping Centers S.A.	14,022	220

Inpar S.A. *	106,139	252

Klabin Segall S.A. *	76,879	223

MRV Engenharia e Participacoes S.A.	58,299	1,119

Multiplan Empreendimentos Imobiliarios S.A.	28,644	449

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Brazil – 1.8% – continued
Rodobens Negocios Imobiliarios S.A.	17,094	$173
		8,703

Canada – 3.2%

Allied Properties Real Estate Investment Trust	21,945	339

Boardwalk Real Estate Investment Trust	35,026	1,261

Brookfield Properties Corp.	266,645	3,024

Calloway Real Estate Investment Trust	59,971	1,064

Canadian Apartment Properties Real Estate Investment Trust	47,736	658

Canadian Real Estate Investment Trust	47,841	1,153

Chartwell Seniors Housing Real Estate Investment Trust	70,266	436

Cominar Real Estate Investment Trust	40,050	730

Dundee Real Estate Investment Trust	14,542	264

Extendicare Real Estate Investment Trust	48,864	383

H&R Real Estate Investment Trust	106,622	1,386

InnVest Real Estate Investment Trust	53,180	221

Morguard Real Estate Investment Trust	30,430	327

Northern Property Real Estate Investment Trust	16,008	307

Primaris Retail Real Estate Investment Trust	43,898	623

RioCan Real Estate Investment Trust	167,977	2,824
		15,000

China – 4.0%

Agile Property Holdings Ltd.	1,078,337	1,258

Beijing North Star Co., Class H	507,797	174

China Merchants Property Development Co. Ltd., Class B	181,101	403

China Overseas Land & Investment Ltd.	2,937,160	6,292

China Resources Land Ltd.	1,357,024	2,953

China Vanke Co. Ltd., Class B (1)	949,401	1,191

Country Garden Holdings Co.	2,378,012	854

Guangzhou R&F Properties Co. Ltd., Class H	696,594	1,214

Hopson Development Holdings Ltd.	466,212	805

Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	174,200	142

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	361,380	634

Shenzhen Investment Ltd.	1,241,030	478

Shimao Property Holdings Ltd.	1,018,837	1,715

Shui On Land Ltd.	1,060,654	605
		18,718

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Egypt – 0.1%
Six of October Development & Investment*	19,637	$302

Finland – 0.3%

Citycon OYJ	115,840	492

Sponda OYJ *	146,134	580

Technopolis OYJ	40,504	213
		1,285

France – 5.2%

Affine S.A.	2,859	75

Fonciere Des Regions	25,133	2,928

Gecina S.A.	13,439	1,605

ICADE	14,152	1,516

Klepierre	63,553	2,521

Mercialys	32,588	1,295

Societe de la Tour Eiffel	3,653	246

Societe Immobiliere de Location pour I’Industrie et le Commerce	9,390	1,212

Unibail-Rodamco S.E.	63,519	13,213
		24,611

Germany – 0.5%

Alstria Office REIT A.G.	19,350	223

Colonia Real Estate A.G. *	20,556	129

Deutsche Euroshop A.G.	27,442	962

Deutsche Wohnen A.G. (Bearer) *	21,570	212

DIC Asset A.G.	16,223	212

GAGFAH S.A.	66,035	732

Patrizia Immobilien A.G. *	18,788	98
		2,568

Greece – 0.1%

Babis Vovos International

Construction Co. S.A. *	18,480	133

Eurobank Properties Real Estate

Investment Co.	13,127	159

Lamda Development S.A. *	9,152	96
		388

Hong Kong – 11.2%

Champion REIT	1,621,768	674

Great Eagle Holdings Ltd.	212,717	524

Hang Lung Properties Ltd.	1,489,756	5,442

Henderson Land Development Co. Ltd.	771,607	5,057

Hongkong Land Holdings Ltd.	1,213,618	5,248

Hysan Development Co. Ltd.	561,588	1,397

Kerry Properties Ltd.	406,918	2,162

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Hong Kong – 11.2% – continued

Kowloon Development Co. Ltd.	401,488	$407

Link REIT (The)	1,538,989	3,386

New World China Land Ltd.	809,884	381

New World Development Ltd.	2,079,515	4,443

Sino Land Co. Ltd.	1,731,518	3,081

Sun Hung Kai Properties Ltd.	1,383,667	20,280
		52,482

India – 1.4%

Ansal Properties & Infrastructure Ltd.	60,067	102

DLF Ltd.	368,201	3,331

IVR Prime Urban Developers Ltd. *	13,700	37

Parsvnath Developers Ltd. *	39,100	116

Peninsula Land Ltd.	78,816	138

Unitech Ltd.	1,289,846	2,850
		6,574

Indonesia – 0.3%

Bakrieland Development Tbk PT *	14,603,975	559

Ciputra Development Tbk PT *	3,425,943	262

Lippo Karawaci Tbk PT *	8,476,169	587
		1,408

Italy – 0.1%

Beni Stabili S.p.A.	269,287	232

Immobiliare Grande Distribuzione	87,024	172
		404

Japan – 10.1%

Aeon Mall Co. Ltd.	65,197	1,345

Daibiru Corp.	41,100	354

Heiwa Real Estate Co. Ltd.	102,161	348

Japan Prime Realty Investment Corp.	449	1,088

Japan Real Estate Investment Corp.	295	2,407

Japan Retail Fund Investment Corp.	279	1,514

Kenedix Realty Investment Corp.	142	533

Mitsubishi Estate Co. Ltd.	740,318	11,572

Mitsui Fudosan Co. Ltd.	634,562	10,636

Mori Trust Sogo REIT, Inc.	56	451

Nippon Building Fund, Inc.	390	3,473

Nomura Real Estate Office Fund, Inc.	219	1,453

NTT Urban Development Corp.	959	875

Orix JREIT, Inc.	182	939

Premier Investment Co.	92	381

Sumitomo Realty & Development Co. Ltd.	342,425	6,202

TOC Co. Ltd.	71,400	312

Tokyo Tatemono Co. Ltd.	173,201	839

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Japan – 10.1% – continued

Tokyu Land Corp.	287,556	$1,143

Tokyu REIT, Inc.	89	443

Top REIT, Inc.	115	553

United Urban Investment Corp.	145	848
		47,709

Malaysia – 0.4%

IGB Corp. Bhd. *	782,809	404

KLCC Property Holdings Bhd.	328,448	314

Land & General Bhd. *	458,027	52

SP Setia Bhd.	735,211	853

YNH Property Bhd. *	275,624	151
		1,774

Mexico – 0.7%

Consorcio ARA S.A.B. de C.V. *	685,683	412

Corporacion GEO S.A.B. de C.V., Series B *	289,142	786

Desarrolladora Homex S.A.B. de C.V. *	182,039	1,143

Sare Holding S.A.B. de C.V., Class B *	272,250	106

Urbi Desarrollos Urbanos S.A.B. de C.V. *	359,382	728
		3,175

Netherlands – 1.7%

Corio N.V.	54,898	3,788

Eurocommercial Properties N.V. – CVA	25,879	1,026

Nieuwe Steen Investments Funds N.V.	29,248	546

Vastned Offices/Industrial	13,173	233

Vastned Retail N.V.	13,529	872

Wereldhave N.V.	15,302	1,507
		7,972

New Zealand – 0.1%

Kiwi Income Property Trust	565,756	432

Norway – 0.1%

Norwegian Property ASA *	334,571	569

Philippines – 0.5%

Ayala Land, Inc.	3,752,451	908

Filinvest Land, Inc.	6,695,989	132

Megaworld Corp.	7,120,101	224

Robinsons Land Corp.	784,275	173

SM Prime Holdings, Inc.	2,970,903	657

Vista Land & Lifescapes, Inc. *	2,441,661	119
		2,213

Poland – 0.2%

Globe Trade Centre S.A. *	80,604	681

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Poland – 0.2% – continued

LC Corp. S.A. *	166,686	$92
		773

Singapore – 3.2%

Allgreen Properties Ltd.	553,562	439

Ascendas Real Estate Investment Trust	1,347,753	1,833

CapitaCommercial Trust	1,514,014	1,111

CapitaLand Ltd.	2,281,915	5,973

CapitaMall Trust	1,704,715	2,224

Keppel Land Ltd.	510,027	983

Mapletree Logistics Trust	1,026,299	559

Singapore Land Ltd.	115,756	444

Suntec Real Estate Investment Trust	1,188,291	889

Wing Tai Holdings Ltd.	418,380	495
		14,950

South Africa – 1.3%

Emira Property Fund	257,359	377

Fountainhead Property Trust	735,352	611

Growthpoint Properties Ltd.	1,013,160	1,822

Hyprop Investments Ltd.	87,555	493

Pangbourne Properties Ltd.	322,961	691

Redefine Income Fund Ltd.	1,909,699	1,831

SA Corporate Real Estate Fund	1,492,788	483
		6,308

Sweden – 0.8%

Castellum AB	124,089	1,203

Fabege AB	124,246	731

Hufvudstaden AB, Class A	57,140	459

Klovern AB	88,838	285

Kungsleden AB	96,057	639

Wihlborgs Fastigheter AB	27,622	513
		3,830

Switzerland – 0.9%

Allreal Holding A.G. (Registered)	4,241	521

Jelmoli Holding A.G. (Registered)	2,320	999

PSP Swiss Property A.G. (Registered) *	33,684	1,951

Swiss Prime Site A.G. (Registered) *	15,467	817

Zueblin Immobilien Holding A.G. (Registered) *	27,432	130
		4,418

Taiwan – 0.0%

Hung Poo Real Estate Development Corp.	101,000	162

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Thailand – 0.5%

Amata Corp. PCL	204,186	$53

Amata Corp. PCL NVDR	17,100	4

Asian Property Development PCL	439,399	86

Asian Property Development PCL NVDR	44,001	9

Central Pattana PCL (Registered)	425,863	297

Central Pattana PCL NVDR	40,101	28

Land and Houses PCL	5,351,000	1,072

Land and Houses PCL NVDR	101,002	20

LPN Development PCL	1,017,203	218

Property Perfect PCL	487,301	70

Property Perfect PCL NVDR	34,800	5

Quality House PCL	1,628,710	118

Quality Houses PCL NVDR	88,200	6

SC Asset Corp. PCL	91,400	29

SC Asset Corp. PCL NVDR	4,700	1

Supalai PCL	1,199,013	201
		2,217

Turkey – 0.0%
Is Gayrimenkul Yatirim Ortakligi A.S.	127,051	141

United Kingdom – 5.7%

Big Yellow Group PLC *	93,790	562

British Land Co. PLC	613,296	4,661

CLS Holdings PLC *	17,059	145

Daejan Holdings PLC	3,425	149

Derwent London PLC	72,341	1,411

Development Securities PLC	58,803	318

F&C Commercial Property Trust Ltd.	184,879	247

Grainger PLC	73,654	350

Great Portland Estates PLC	226,610	959

Hammerson PLC	501,676	3,166

Helical Bar PLC	75,209	451

Invista Foundation Property Trust Ltd.	232,586	164

Land Securities Group PLC	543,965	5,436

Liberty International PLC	406,972	3,123

Mucklow (A&J) Group PLC	16,817	80

Primary Health Properties PLC	24,665	113

Quintain Estates & Development PLC *	91,208	308

Segro PLC	528,497	3,107

Shaftesbury PLC	163,707	937

St. Modwen Properties PLC *	105,387	374

Unite Group PLC (1)	106,150	447

Workspace Group PLC	720,978	254
		26,762

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

United States – 32.3%

Acadia Realty Trust	27,952	$421

Agree Realty Corp.	5,748	132

Alexander’s, Inc.	1,431	423

Alexandria Real Estate Equities, Inc.	28,286	1,537

AMB Property Corp.	105,374	2,418

American Campus Communities, Inc.	37,845	1,016

Apartment Investment & Management Co., Class A	84,381	1,245

Ashford Hospitality Trust, Inc. *	47,749	165

Associated Estates Realty Corp.	11,824	114

AvalonBay Communities, Inc.	57,568	4,187

BioMed Realty Trust, Inc.	70,534	973

Boston Properties, Inc.	99,741	6,538

Brandywine Realty Trust	93,199	1,029

BRE Properties, Inc.	38,197	1,196

Camden Property Trust	46,246	1,864

CBL & Associates Properties, Inc.	100,192	972

Cedar Shopping Centers, Inc.	31,274	202

Colonial Properties Trust	34,985	340

Corporate Office Properties Trust SBI of Maryland	41,857	1,544

Corrections Corp. of America *	83,191	1,884

Cousins Properties, Inc.	28,174	233

DCT Industrial Trust, Inc.	149,466	764

Developers Diversified Realty Corp.	116,606	1,077

DiamondRock Hospitality Co. *	79,679	645

Digital Realty Trust, Inc.	54,671	2,499

Douglas Emmett, Inc.	66,401	815

Duke Realty Corp.	161,304	1,937

DuPont Fabros Technology, Inc. *	29,713	396

EastGroup Properties, Inc.	19,043	728

Education Realty Trust, Inc.	36,910	219

Entertainment Properties Trust	25,455	869

Equity Lifestyle Properties, Inc.	22,028	943

Equity One, Inc.	30,402	476

Equity Residential	196,453	6,031

Essex Property Trust, Inc.	20,364	1,621

Extra Space Storage, Inc.	63,530	670

Federal Realty Investment Trust	43,896	2,694

FelCor Lodging Trust, Inc.	44,583	202

First Industrial Realty Trust, Inc.	30,685	161

First Potomac Realty Trust	19,712	228

Forest City Enterprises, Inc., Class A	96,344	1,288

Getty Realty Corp.	13,177	323

Government Properties, Income Trust *	11,302	271

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

United States – 32.3% – continued

HCP, Inc.	211,034	$6,065

Health Care REIT, Inc.	86,325	3,593

Healthcare Realty Trust, Inc.	42,789	904

Hersha Hospitality Trust	33,410	104

Highwoods Properties, Inc.	51,129	1,608

Hilltop Holdings, Inc.*	29,710	364

Home Properties, Inc.	23,866	1,028

Hospitality Properties Trust	88,049	1,794

Host Hotels & Resorts, Inc.	433,829	5,106

HRPT Properties Trust	161,613	1,215

Inland Real Estate Corp.	60,148	527

Investors Real Estate Trust	44,666	404

Kilroy Realty Corp.	31,439	872

Kimco Realty Corp.	271,022	3,534

Kite Realty Group Trust	44,465	185

LaSalle Hotel Properties	46,219	909

Lexington Realty Trust	85,243	435

Liberty Property Trust	80,464	2,618

LTC Properties, Inc.	16,233	390

Macerich (The) Co.	57,954	1,758

Mack-Cali Realty Corp.	56,433	1,824

Medical Properties Trust, Inc.	56,419	441

Mid-America Apartment Communities, Inc.	20,484	924

National Healthcare Corp.	7,215	269

National Retail Properties, Inc.	57,853	1,242

Nationwide Health Properties, Inc.	76,950	2,385

Omega Healthcare Investors, Inc.	60,395	968

Orient-Express Hotels Ltd., Class A	54,137	623

Parkway Properties, Inc. of Maryland	15,217	300

Pennsylvania Real Estate Investment Trust	30,830	235

Post Properties, Inc.	30,947	557

ProLogis	318,764	3,800

PS Business Parks, Inc.	13,181	676

Public Storage	91,877	6,913

Ramco-Gershenson Properties Trust	19,503	174

Realty Income Corp.	75,277	1,931

Regency Centers Corp.	57,692	2,137

Saul Centers, Inc.	9,426	303

Senior Housing Properties Trust	86,879	1,660

Simon Property Group, Inc.	203,483	14,128

SL Green Realty Corp.	55,341	2,427

Sovran Self Storage, Inc.	16,482	502

Sun Communities, Inc.	13,008	280

Sunstone Hotel Investors, Inc.*	52,685	374

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

United States – 32.3% – continued

Tanger Factory Outlet Centers, Inc.	29,132	$1,088

Taubman Centers, Inc.	28,783	1,039

TravelCenters of America LLC – Fractional Shares (2) *	50,000	–

UDR, Inc.	108,623	1,710

Universal Health Realty Income Trust	8,342	272

Urstadt Biddle Properties, Inc., Class A	13,189	192

U-Store-It Trust	65,383	409

Ventas, Inc.	112,698	4,339

Vornado Realty Trust	128,849	8,299

Washington Real Estate Investment Trust	41,955	1,208

Weingarten Realty Investors	86,207	1,717

Winthrop Realty Trust	8,345	81
		152,130
Total Common Stocks
(Cost $517,239) (3)		457,196

INVESTMENT COMPANIES – 0.2%

ING UK Real Estate Income Trust Ltd.	239,648	163

IRP Property Investments Ltd.	57,840	68

ISIS Property Ltd.	39,974	53

ProLogis European Properties	40,101	250

Standard Life Investment Property Income Trust PLC	69,006	60

UK Commercial Property Trust Ltd.	180,690	203
Total Investment Companies
(Cost $1,322) (3)		797

RIGHTS – 0.0%

Germany – 0.0%

Deutsche Wohnen A.G. (Bearer)*	18,509	126

United Kingdom – 0.0%

Primary Health Properties PLC*	4,527	–
Total Rights
(Cost $–) (3)		126

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.7%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$12,466	$12,466
Total Short-Term Investments
(Cost $12,466)		12,466
Total Investments – 100.1%
(Cost $531,027)		470,585
Liabilities less Other Assets – (0.1)%		(308)
NET ASSETS – 100.0%		$470,277

(1)	When-Issued Security.
(2)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Commercial Service & Supply	0.4
Healthcare Providers & Services	0.1
Hotels Restaurants & Leisure	0.1
Household Durables	2.1
Insurance	0.1
Real Estate	3.9
Real Estate Investment Trusts	59.6
Real Estate Management/Development	33.7

Total	100.0%

At September 30, 2009, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN(000s)
U.S. Dollar	55	British Pound	35	10/2/09	$–
U.S. Dollar	272	Canadian Dollar	295	10/2/09	3
U.S. Dollar	1,400	Hong Kong Dollar	10,850	10/2/09	–
U.S. Dollar	65	Mexican Peso	878	10/2/09	–
U.S. Dollar	568	British Pound	356	10/5/09	1
U.S. Dollar	957	Euro	656	10/5/09	3
U.S. Dollar	1,094	Japanese Yen	98,599	10/5/09	5

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN(000s)
U.S. Dollar	30	Norwegian Krone	176	10/5/09	–
U.S. Dollar	30	New Zloty	87	10/5/09	–
U.S. Dollar	91	Swedish Krona	638	10/5/09	1
U.S. Dollar	310	Singapore Dollar	439	10/5/09	2
U.S. Dollar	126	Swiss Franc	131	10/5/09	–
U.S. Dollar	440	Australian Dollar	504	10/6/09	5
U.S. Dollar	32	Indian Rupee	1,536	10/7/09	1

Total					$21

At September 30, 2009, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
DJ Euro Stoxx 50 (Euro)	29	$1,212	Long	12/09	$9
Hang Seng Index (Hong Kong Dollar)	16	2,157	Long	10/09	(3)
SPI 200 (Australian Dollar)	13	1,361	Long	12/09	49
S&P MidCap 400 E-Mini (U.S. Dollar)	95	6,547	Long	12/09	165
TOPIX Index (Japanese Yen)	12	1,217	Long	12/09	(37)

Total					$183

At September 30, 2009, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	34.5%
Hong Kong Dollar	14.2
Japanese Yen	10.4
Australian Dollar	9.8
Euro	9.2
British Pound	6.0
All other currencies less than 5%	15.9

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$10,275	$–	$–	$10,275
Financials	166,580	278,188	–	444,768
Health Care	269	–	–	269
Industrials	1,884	–	–	1,884
Investment Companies	–	797	–	797
Rights	–	126	–	126
Short-Term Investments	–	12,466	–	12,466

Total Investments	$179,008	$291,577	$–	$470,585

Other Financial Instruments *	$183	$21	$–	$204

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2%

Australia – 5.1%

AGL Energy Ltd.	2,378	$29

Alumina Ltd. *	13,660	22

AMP Ltd.	11,650	67

APA Group	1,700	5

Asciano Group *	16,376	24

Australia & New Zealand Banking Group Ltd.	13,527	290

Billabong International Ltd.	1,542	16

BlueScope Steel Ltd.	11,227	29

Brambles Ltd.	8,621	61

Cochlear Ltd.	390	23

Commonwealth Bank of Australia	8,717	396

CSR Ltd.	5,291	9

Downer EDI Ltd.	950	7

Fairfax Media Ltd.	5,889	9

Fortescue Metals Group Ltd. *	13,849	46

Leighton Holdings Ltd.	955	30

Macquarie Airports	3,873	10

Macquarie Infrastructure Group	13,522	17

Monadelphous Group Ltd.	213	2

National Australia Bank Ltd.	12,027	325

Newcrest Mining Ltd.	2,641	74

Orica Ltd.	1,925	40

Origin Energy Ltd.	5,274	76

Pacific Brands Ltd. *	2,109	2

QBE Insurance Group Ltd.	6,136	130

Santos Ltd.	4,388	58

SP AusNet	5,868	4

Suncorp-Metway Ltd.	7,687	60

Toll Holdings Ltd.	4,403	33

Transfield Services Ltd.	2,563	10

Transpacific Industries Group Ltd. *	7,611	10

Transurban Group	7,781	28

United Group Ltd.	622	8

Wesfarmers Ltd.	5,772	134

West Australian Newspapers Holdings Ltd.	412	3

Westpac Banking Corp.	16,969	391

Woodside Petroleum Ltd.	3,153	144

Woolworths Ltd.	6,970	180
		2,802

Austria – 0.2%

OMV A.G.	820	33

RHI A.G. *	96	3

Telekom Austria A.G.	1,780	32

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Austria – 0.2% – continued

Verbund – Oesterreichische Elektrizita-etswirtschafts A.G., Class A	211	$11

Voestalpine A.G.	870	31
		110

Belgium – 0.4%

Bekaert N.V.	110	15

Belgacom S.A.	1,102	43

Delhaize Group S.A.	529	37

Dexia S.A. *	2,795	26

Elia System Operator S.A./N.V.	80	3

KBC Groep N.V. *	1,100	55

Solvay S.A., Class A	194	20

Umicore	639	19
		218

Canada – 7.0%

Agnico-Eagle Mines Ltd.	910	62

Agrium, Inc.	953	48

Astral Media, Inc.	291	9

Atco Ltd., Class I	382	15

Bank of Montreal	3,172	160

Bank of Nova Scotia	5,861	268

BCE, Inc.	1,649	41

Biovail Corp.	1,147	18

Bombardier, Inc., Class B	7,953	37

Brookfield Asset Management, Inc., Class A	3,190	73

Canadian Imperial Bank of Commerce	2,282	139

Canadian National Railway Co.	2,773	137

Canadian Pacific Railway Ltd.	919	43

Canadian Tire Corp. Ltd., Class A	432	23

Canadian Utilities Ltd., Class A	396	14

Cardiome Pharma Corp. *	207	1

CML Healthcare Income Fund	104	1

Enbridge, Inc.	2,313	90

EnCana Corp.	4,364	253

Finning International, Inc.	1,218	18

George Weston Ltd.	252	13

Gildan Activewear, Inc. *	913	18

Groupe Aeroplan, Inc.	1,721	16

Inmet Mining Corp.	358	20

Kinross Gold Corp.	3,776	82

Loblaw Cos. Ltd.	531	16

Manulife Financial Corp.	9,340	196

MDS, Inc. *	414	3

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Canada – 7.0% – continued

Methanex Corp.	311	$5

Metro, Inc., Class A	581	19

Nexen, Inc.	3,088	70

Potash Corp. of Saskatchewan Inc.	1,676	152

Rogers Communications, Inc., Class B	2,879	81

RONA, Inc. *	419	6

Royal Bank of Canada	8,000	430

Saputo, Inc.	414	10

Shaw Communications, Inc., Class B	2,341	42

Shoppers Drug Mart Corp.	1,422	58

SNC-Lavalin Group, Inc.	813	37

Sun Life Financial, Inc.	3,315	104

Suncor Energy, Inc.	8,994	314

Talisman Energy, Inc.	6,184	108

Teck Resources Ltd., Class B *	3,140	86

TELUS Corp.	259	8

Toronto-Dominion (The) Bank	4,851	314

TransAlta Corp.	1,079	22

TransCanada Corp.	3,879	121

Viterra, Inc. *	1,825	18

Yamana Gold, Inc.	4,052	44
		3,863

Denmark – 0.6%

Danisco A/S	323	20

FLSmidth & Co. A/S	245	13

Novo-Nordisk A/S, Class B	2,985	187

Novozymes A/S, Class B	338	32

Vestas Wind Systems A/S *	1,157	84
		336

Finland – 0.9%

Kesko OYJ, Class B	563	19

Kone OYJ, Class B	987	36

Konecranes OYJ	308	9

Metso OYJ	892	25

Neste Oil OYJ	958	18

Nokia OYJ	21,511	315

Rautaruukki OYJ	718	17

Stora Enso OYJ (Registered) *	3,939	28

UPM-Kymmene OYJ	2,840	34

YIT OYJ	596	11
		512

France – 3.1%

Accor S.A.	1,361	76

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

France – 3.1% – continued

Air Liquide S.A.	1,469	$167

Bouygues S.A.	1,537	78

Carrefour S.A.	3,984	181

Cie de Saint-Gobain	2,883	150

Compagnie Generale des Establissements Michelin, Class B	603	47

Danone	3,642	220

Dassault Systemes S.A.	385	22

Lafarge S.A.	1,186	106

L’Oreal S.A.	1,752	175

Peugeot S.A. *	890	27

PPR	581	75

Renault S.A. *	1,346	63

Schneider Electric S.A.	1,496	152

Vinci S.A.	2,859	162
		1,701

Germany – 1.8%

Allianz S.E. (Registered)	2,581	323

Bayerische Motoren Werke A.G.	1,764	85

Beiersdorf A.G.	611	36

Deutsche Lufthansa A.G. (Registered)	1,280	23

Deutsche Post A.G. (Registered)	5,006	94

K+S A.G.	868	47

Linde A.G.	758	82

Metro A.G.	850	48

Muenchener Rueckversicherungs A.G. (Registered)	1,119	179

Q-Cells S.E. *	169	3

Solarworld A.G.	614	15

Volkswagen A.G.	489	80
		1,015

Greece – 0.1%

Alapis Holding Industrial and Commercial S.A.	10,162	9

Coca Cola Hellenic Bottling Co. S.A.	910	24

Hellenic Petroleum S.A.	1,083	12

Public Power Corp. S.A. *	600	13

Titan Cement Co. S.A.	446	16
		74

Hong Kong – 1.1%

CLP Holdings Ltd.	10,000	68

Hang Lung Properties Ltd.	11,000	40

Hang Seng Bank Ltd.	4,300	62

Hong Kong & China Gas Co. Ltd.	30,700	77

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Hong Kong – 1.1% – continued

Hongkong & Shanghai (The) Hotels	500	$1

Hongkong Electric Holdings Ltd.	8,500	47

Li & Fung Ltd.	14,000	56

MTR Corp.	9,528	33

New World Development Ltd.	18,000	38

Noble Group Ltd.	13,600	23

Sun Hung Kai Properties Ltd.	11,000	161
		606

Ireland – 0.3%

CRH PLC	3,833	106

Experian PLC	5,397	45

Grafton Group PLC *	621	4

Kerry Group PLC, Class A	709	20

Kingspan Group PLC (Dublin Exchange) *	612	6
		181

Italy – 2.5%

Atlantia S.p.A.	2,260	55

Autogrill S.p.A. *	828	10

Enel S.p.A.	40,727	259

ENI S.p.A.	15,877	397

Italcementi S.p.A.	208	3

Italcementi S.p.A. (RSP)	237	2

Pirelli & C. S.p.A. *	13,340	7

Snam Rete Gas S.p.A.	10,194	50

Telecom Italia S.p.A.	74,422	131

Telecom Italia S.p.A. (RSP)	31,698	39

Terna S.p.A.	8,276	32

UniCredit S.p.A. (Milan Exchange) *	96,699	379
		1,364

Japan – 9.3%

Advantest Corp.	900	25

Aeon Co. Ltd.	3,700	35

Air Water, Inc.	1,000	11

Aisin Seiki Co. Ltd.	900	22

Ajinomoto Co., Inc.	3,000	30

All Nippon Airways Co. Ltd.	5,000	14

Asahi Glass Co. Ltd.	5,000	40

Asahi Kasei Corp.	5,000	25

Astellas Pharma, Inc.	2,300	94

Benesse Holdings, Inc.	400	20

Canon, Inc.	7,700	308

Chugai Pharmaceutical Co. Ltd.	1,510	31

Dai Nippon Printing Co. Ltd.	3,000	41

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Japan – 9.3% – continued

Daido Steel Co. Ltd.	2,000	$7

Daiichi Sankyo Co. Ltd.	3,300	68

Daito Trust Construction Co. Ltd.	500	22

Daiwa House Industry Co. Ltd.	3,000	31

Daiwa Securities Group, Inc.	9,000	46

Denso Corp.	2,500	73

Eisai Co. Ltd.	1,300	49

Fanuc Ltd.	1,000	89

Fast Retailing Co. Ltd.	300	38

FUJIFILM Holdings Corp.	2,300	68

Fujitsu Ltd.	9,000	58

Hankyu Hanshin Holdings, Inc.	7,000	34

Hitachi Construction Machinery Co. Ltd.	700	15

Hitachi Metals Ltd.	1,000	10

Honda Motor Co. Ltd.	7,900	240

Ibiden Co. Ltd.	700	26

JGC Corp.	1,000	20

Joyo Bank (The) Ltd.	3,000	15

JS Group Corp.	1,500	26

JSR Corp.	1,000	20

Kaneka Corp.	1,000	7

Kao Corp.	3,000	74

Kawasaki Kisen Kaisha Ltd. *	2,000	7

KDDI Corp.	19	107

Keihin Electric Express Railway Co. Ltd.	2,000	17

Keio Corp.	4,000	27

Kikkoman Corp.	1,000	12

Kintetsu Corp.	8,000	31

Konica Minolta Holdings, Inc.	2,000	19

Kubota Corp.	4,000	33

Kuraray Co. Ltd.	2,000	22

Kurita Water Industries Ltd.	700	25

Kyocera Corp.	1,100	101

Lawson, Inc.	400	19

Makita Corp.	700	22

Mazda Motor Corp. *	2,000	4

Mitsubishi Chemical Holdings Corp.	6,500	27

Mitsubishi Estate Co. Ltd.	6,000	94

Mitsubishi Gas Chemical Co., Inc.	3,000	16

Mitsubishi Materials Corp. *	5,000	14

Mitsui Chemicals, Inc.	4,000	14

Mitsui Fudosan Co. Ltd.	5,000	84

Mizuho Financial Group, Inc.	59,433	117

Murata Manufacturing Co. Ltd.	1,300	61

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Japan – 9.3% – continued

NGK Insulators Ltd.	1,000	$23

Nidec Corp.	300	24

Nikon Corp.	1,000	18

Nippon Express Co. Ltd.	4,000	16

Nippon Mining Holdings, Inc.	3,500	17

Nippon Sheet Glass Co. Ltd.	5,000	17

Nippon Steel Corp.	30,000	109

Nippon Yusen Kabushiki Kaisha	6,000	23

Nissan Motor Co. Ltd. *	12,600	85

Nisshin Seifun Group, Inc.	1,000	14

Nisshin Steel Co. Ltd.	7,000	12

Nissin Foods Holdings Co. Ltd.	600	23

Nitto Denko Corp.	700	21

Nomura Holdings, Inc.	15,800	97

NSK Ltd.	3,000	18

NTT DoCoMo, Inc.	102	163

Obayashi Corp.	3,000	13

Odakyu Electric Railway Co. Ltd.	3,000	27

Olympus Corp.	1,000	26

Omron Corp.	1,700	32

Osaka Gas Co. Ltd.	9,000	32

Panasonic Corp.	14,000	205

Panasonic Electric Works Co. Ltd.	1,000	12

Rengo Co. Ltd.	1,000	6

Resona Holdings, Inc.	2,600	33

Ricoh Co. Ltd.	3,000	43

Rohm Co. Ltd.	700	49

Sanyo Electric Co. Ltd. *	9,000	21

Secom Co. Ltd.	900	45

Sekisui Chemical Co. Ltd.	2,000	12

Sekisui House Ltd.	3,000	27

Sharp Corp.	5,000	55

Shimano, Inc.	400	17

Shimizu Corp.	5,000	20

Shin-Etsu Chemical Co. Ltd.	1,900	116

Shinsei Bank Ltd. *	10,000	15

Shionogi & Co. Ltd.	1,000	24

Shiseido Co. Ltd.	2,000	35

Shizuoka Bank (The) Ltd.	3,000	32

SMC Corp. of Japan	300	37

Sojitz Corp.	8,000	15

Sony Corp.	5,700	167

Sumitomo Chemical Co. Ltd.	8,000	33

Sumitomo Metal Industries Ltd.	21,000	51

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Japan – 9.3% – continued

Sumitomo Metal Mining Co. Ltd.	3,000	$49

Sumitomo Trust & Banking (The) Co. Ltd.	7,000	37

T&D Holdings, Inc.	1,300	35

Taiyo Nippon Sanso Corp.	2,000	24

TDK Corp.	500	29

Teijin Ltd.	4,000	12

Terumo Corp.	1,000	55

Tobu Railway Co. Ltd.	3,000	18

Tohoku Electric Power Co., Inc.	2,200	49

Tokyo Electron Ltd.	800	51

Tokyo Gas Co. Ltd.	11,000	46

Tokyu Corp.	5,000	24

Toppan Printing Co. Ltd.	3,000	28

Toray Industries, Inc.	5,000	30

Tosoh Corp.	1,000	2

Toyo Seikan Kaisha Ltd.	1,100	21

Toyota Industries Corp.	700	19

Ube Industries Ltd. of Japan	3,000	8

Unicharm Corp.	200	19

Yakult Honsha Co. Ltd.	900	24

Yamaha Corp.	1,100	13

Yamaha Motor Co. Ltd.	600	7

Yamato Holdings Co. Ltd.	2,000	33

Yamato Kogyo Co. Ltd.	200	6
		5,124

Netherlands – 4.4%

Aegon N.V.*	9,904	84

Akzo Nobel N.V.	1,256	78

ArcelorMittal	6,405	239

ASML Holding N.V.	2,575	76

Fugro N.V. – CVA	406	23

ING Groep N.V. – CVA *	11,786	211

Koninklijke Ahold N.V.	6,415	77

Koninklijke Boskalis Westminster N.V.	513	18

Koninklijke DSM N.V.	1,148	48

Koninklijke Philips Electronics N.V.	5,719	139

Randstad Holding N.V. *	701	30

Reed Elsevier N.V.	4,419	50

Royal Dutch Shell PLC, Class A (London Exchange)	20,275	578

Royal Dutch Shell PLC, Class B (London Exchange)	15,518	431

TNT N.V.	1,923	52

Unilever N.V. – CVA	8,946	258

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Netherlands – 4.4% – continued
Wolters Kluwer N.V.	1,543	$33
		2,425

New Zealand – 0.1%

AMP NZ Office Trust	3,266	2

Auckland International Airport Ltd.	2,171	3

Contact Energy Ltd. *	576	2

Fletcher Building Ltd.	3,874	23

Freightways Ltd.	2,224	5

Kiwi Income Property Trust	4,050	3

Mainfreight Ltd.	161	1

Telecom Corp. of New Zealand Ltd.	9,840	19
		58

Norway – 0.9%

DnB NOR ASA *	5,600	65

Norsk Hydro ASA *	5,950	40

Orkla ASA	5,450	51

Petroleum Geo-Services ASA *	1,532	15

ProSafe S.E. *	582	3

Renewable Energy Corp. A/S *	2,013	18

Schibsted ASA *	284	5

StatoilHydro ASA	7,100	159

Storebrand ASA *	2,959	18

Tandberg ASA	450	11

Telenor ASA *	4,900	57

Yara International ASA	1,272	40
		482

Portugal – 0.3%

Banco Comercial Portugues S.A. (Registered)	22,064	33

Banco Espirito Santo S.A. (Registered)	1,545	11

Brisa Auto-Estradas de Portugal S.A.	2,502	25

Cimpor Cimentos de Portugal SGPS S.A.	879	7

Galp Energia SGPS S.A., Class B	1,312	23

Jeronimo Martins SGPS S.A.	957	8

Portugal Telecom, SGPS, S.A. (Registered)	5,603	59

Sonae	5,703	8
		174

Singapore – 0.2%

City Developments Ltd.	4,000	29

ComfortDelgro Corp. Ltd.	16,000	18

SembCorp Industries Ltd.	4,000	10

SembCorp Marine Ltd.	7,000	16

Singapore Airlines Ltd.	3,000	29

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Singapore – 0.2% – continued
Singapore Airport Terminal Services Ltd.	2,190	$3
		105

Spain – 3.7%

Abertis Infraestructuras S.A.	2,205	50

Acciona S.A.	145	20

Acerinox S.A.	1,345	29

ACS Actividades de Construccion y Servicios S.A.	1,516	79

Banco Bilbao Vizcaya Argentaria S.A.	21,408	381

Banco Santander S.A.	46,999	759

Cintra Concesiones de Infraestructuras de Transporte S.A.	824	10

Ebro Puleva S.A.	853	16

Gamesa Corp. Tecnologica S.A.	1,497	34

Gas Natural SDG S.A.	2,478	55

Gestevision Telecinco S.A.	278	3

Iberdrola S.A.	30,063	295

Inditex S.A.	1,517	87

NH Hoteles S.A. *	1,427	9

Repsol YPF S.A.	6,920	189

SOS Corporacion Alimentaria S.A. *	322	2

Viscofan S.A.	37	1

Zardoya Otis S.A.	864	19
		2,038

Sweden – 1.7%

Alfa Laval AB	2,199	26

Assa Abloy AB, Class B	1,984	32

Electrolux AB, Class B *	1,600	37

Elekta AB, Class B	200	4

Hennes & Mauritz AB, Class B	1,741	98

Holmen AB, Class B	250	7

Sandvik AB	6,600	73

Scania AB, Class B	2,526	31

Skanska AB, Class B	2,568	38

SKF AB, Class B	2,516	39

SSAB AB, Class A	1,300	20

Svenska Cellulosa AB, Class B	3,515	48

Svenska Handelsbanken AB, Class A	3,623	92

Telefonaktiebolaget LM Ericsson, Class B	17,212	173

TeliaSonera AB	12,341	81

Volvo AB, Class A	4,313	39

Volvo AB, Class B	8,100	75
		913

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

Switzerland – 4.0%

Adecco S.A. (Registered)	799	$43

Credit Suisse Group A.G. (Registered)	6,526	363

Geberit A.G. (Registered)	229	35

Givaudan S.A. (Registered)	55	41

Holcim Ltd. (Registered) *	1,408	97

Novartis A.G. (Registered)	13,029	654

Roche Holding A.G. (Genusschein)	4,043	655

Swiss Reinsurance Co. Ltd. (Registered)	2,027	92

Swisscom A.G. (Registered)	118	42

Xstrata PLC *	12,688	187
		2,209

United Kingdom – 7.9%

Acergy S.A.	1,450	18

Aggreko PLC	1,756	20

Arriva PLC	803	6

AstraZeneca PLC	8,288	372

Aviva PLC	15,495	111

Balfour Beatty PLC	2,875	15

British Airways PLC *	4,242	15

Bunzl PLC	1,692	17

Burberry Group PLC	2,789	22

Capita Group (The) PLC	4,107	47

Centrica PLC	29,736	120

Compass Group PLC	10,645	65

Cookson Group PLC *	1,928	13

De La Rue PLC	270	4

Firstgroup PLC	3,385	22

Hays PLC	9,531	16

Home Retail Group PLC	4,711	21

HSBC Holdings PLC	98,857	1,131

Inchcape PLC *	33,064	15

Intercontinental Hotels Group PLC	1,480	19

International Power PLC	8,082	37

Invensys PLC	4,630	22

ITV PLC	23,505	17

Kingfisher PLC	12,790	44

Lloyds Banking Group PLC *	87,472	145

National Grid PLC	13,811	134

Next PLC	1,020	29

Pearson PLC	4,942	61

Persimmon PLC *	2,004	15

Reckitt Benckiser Group PLC	4,002	196

Reed Elsevier PLC	7,512	56

Royal Bank of Scotland Group PLC *	95,553	81

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

United Kingdom – 7.9% – continued

Scottish & Southern Energy PLC	5,464	$102

Stagecoach Group PLC	5,967	16

Tesco PLC	44,826	287

Tomkins PLC	4,532	14

TUI Travel PLC	2,757	11

Unilever PLC	7,419	212

Vodafone Group PLC	300,496	674

Wolseley PLC *	1,549	37

WPP PLC	7,679	66
		4,325

United States – 39.6%

3M Co.	4,000	295

Adobe Systems, Inc. *	2,940	97

AES (The) Corp. *	3,820	57

Aetna, Inc.	2,540	71

Aflac, Inc.	2,580	110

Agilent Technologies, Inc. *	2,160	60

Air Products & Chemicals, Inc.	1,180	92

Airgas, Inc.	390	19

Allergan, Inc.	1,720	98

Amazon.com, Inc. *	1,880	176

American Express Co.	6,800	231

Amgen, Inc. *	5,940	358

Apache Corp.	1,870	172

Applied Materials, Inc.	7,390	99

AutoZone, Inc. *	220	32

AvalonBay Communities, Inc.	450	33

Ball Corp.	470	23

Bank of New York Mellon (The) Corp.	6,870	199

Baxter International, Inc.	3,570	204

BB&T Corp.	3,980	108

Becton, Dickinson & Co.	1,390	97

Bed Bath & Beyond, Inc. *	1,650	62

Best Buy Co., Inc.	2,330	87

Biogen Idec, Inc.	1,710	86

Black & Decker Corp.	248	12

BorgWarner, Inc.	560	17

Boston Properties, Inc.	830	54

Bristol-Myers Squibb Co.	11,490	259

Burlington Northern Santa Fe Corp.	1,910	152

C.H. Robinson Worldwide, Inc.	1,070	62

Calpine Corp. *	2,169	25

Caterpillar, Inc.	3,470	178

Celgene Corp. *	2,640	148

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

United States – 39.6% – continued

Centerpoint Energy, Inc.	2,380	$30

Charles Schwab (The) Corp.	6,630	127

Chesapeake Energy Corp.	3,540	101

Chubb Corp.	2,100	106

Cisco Systems, Inc.*	33,660	792

CME Group, Inc.	353	109

Coach, Inc.	1,830	60

Colgate-Palmolive Co.	2,850	217

Consolidated Edison, Inc.	1,500	61

Corning, Inc.	8,530	131

Costco Wholesale Corp.	2,490	141

Crown Castle International Corp. *	1,110	35

CSX Corp.	2,180	91

Cummins, Inc.	1,150	52

Danaher Corp.	1,410	95

Darden Restaurants, Inc.	930	32

Deere & Co.	2,380	102

Dell, Inc. *	11,000	168

Devon Energy Corp.	2,490	168

Discover Financial Services	3,201	52

Disney (The Walt) Co.	10,760	295

Donnelley (R.R.) & Sons Co.	1,417	30

Dover Corp.	1,030	40

Dun & Bradstreet Corp.	310	23

Eaton Corp.	1,050	59

Ecolab, Inc.	1,360	63

Edison International	1,970	66

Emerson Electric Co.	4,530	182

EOG Resources, Inc.	1,460	122

EQT Corp.	780	33

Equity Residential	1,710	53

Expeditors International of Washington, Inc.	1,390	49

Family Dollar Stores, Inc.	720	19

Fastenal Co.	880	34

FedEx Corp.	1,770	133

Fifth Third Bancorp	4,900	50

First Solar, Inc. *	210	32

FPL Group, Inc.	2,380	131

Franklin Resources, Inc.	1,000	101

Gap (The), Inc.	3,150	67

General Mills, Inc.	1,990	128

Genuine Parts Co.	1,120	43

Genworth Financial, Inc., Class A	2,515	30

Genzyme Corp.*	1,570	89

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

United States – 39.6% – continued

Gilead Sciences, Inc. *	5,200	$242

Google, Inc., Class A *	1,340	664

Grainger (W.W.), Inc.	400	36

Harley-Davidson, Inc.	1,200	28

Hartford Financial Services Group, Inc.	1,900	50

Hess Corp.	1,440	77

Hewlett-Packard Co.	13,740	649

Host Hotels & Resorts, Inc.	3,491	41

Hudson City Bancorp, Inc.	2,700	36

IBM Corp.	7,600	909

Illinois Tool Works, Inc.	2,910	124

Ingersoll-Rand PLC	1,662	51

Intel Corp.	32,120	629

IntercontinentalExchange, Inc. *	280	27

International Paper Co.	2,450	54

Johnson & Johnson	15,750	959

Johnson Controls, Inc.	3,350	86

KeyCorp	4,662	30

Kimberly-Clark Corp.	2,460	145

Kimco Realty Corp.	1,908	25

Kraft Foods, Inc., Class A	8,620	226

Limited Brands, Inc.	1,640	28

Lincoln National Corp.	1,733	45

M&T Bank Corp.	620	39

Marriott International, Inc., Class A	2,172	60

Martin Marietta Materials, Inc.	275	25

Masco Corp.	2,340	30

Mattel, Inc.	1,990	37

McDonald’s Corp.	6,210	354

MDU Resources Group, Inc.	910	19

MeadWestvaco Corp.	1,138	25

MetroPCS Communications, Inc. *	1,210	11

Motorola, Inc.	13,390	115

National-Oilwell Varco, Inc. *	2,440	105

NetApp, Inc. *	2,050	55

NII Holdings, Inc. *	850	26

NIKE, Inc., Class B	1,760	114

Nordstrom, Inc.	1,272	39

Norfolk Southern Corp.	2,160	93

Northern Trust Corp. (1)(2)	1,185	69

NRG Energy, Inc. *	1,494	42

Nucor Corp.	1,730	81

NYSE Euronext	1,360	39

Omnicom Group, Inc.	1,740	64

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

United States – 39.6% – continued

Owens-Illinois, Inc. *	730	$27

PACCAR, Inc.	2,220	84

Penney (J.C.) Co., Inc.	1,323	45

People’s United Financial, Inc.	1,780	28

PepsiCo, Inc.	9,100	534

PG&E Corp.	2,190	89

Pitney Bowes, Inc.	1,350	34

PNC Financial Services Group, Inc.	2,660	129

PPL Corp.	2,110	64

Praxair, Inc.	1,750	143

Price (T. Rowe) Group, Inc.	1,580	72

Principal Financial Group, Inc.	1,940	53

Procter & Gamble (The) Co.	16,840	975

Progressive (The) Corp. *	3,780	63

ProLogis	2,870	34

Public Service Enterprise Group, Inc.	3,080	97

QUALCOMM, Inc.	9,630	433

Questar Corp.	890	33

Regions Financial Corp.	7,190	45

Rockwell Automation, Inc.	850	36

Roper Industries, Inc.	440	22

RRI Energy, Inc. *	1,569	11

Schering-Plough Corp.	9,240	261

Sempra Energy	1,370	68

Sigma-Aldrich Corp.	800	43

Sprint Nextel Corp. *	17,160	68

SPX Corp.	338	21

St. Jude Medical, Inc. *	2,110	82

Stanley Works (The)	380	16

Staples, Inc.	4,250	99

Starbucks Corp. *	4,310	89

Starwood Hotels & Resorts Worldwide, Inc.	1,180	39

State Street Corp.	2,840	149

SunTrust Banks, Inc.	3,010	68

Sysco Corp.	3,230	80

Target Corp.	4,370	204

Texas Instruments, Inc.	7,320	173

Thermo Fisher Scientific, Inc. *	2,320	101

Thomson Reuters Corp.	2,389	80

Tiffany & Co.	620	24

TJX Cos., Inc.	2,340	87

Travelers Cos. (The), Inc.	3,150	155

U.S. Bancorp	11,020	241

United Parcel Service, Inc., Class B	4,020	227

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.2% – continued

United States – 39.6% – continued

United States Steel Corp.	920	$41

VF Corp.	641	46

Vornado Realty Trust	962	62

Vulcan Materials Co.	790	43

WellPoint, Inc. *	2,680	127

Wells Fargo & Co.	26,750	754

Weyerhaeuser Co.	1,210	44

Whirlpool Corp.	360	25

Windstream Corp.	2,890	29

Wisconsin Energy Corp.	750	34

Xerox Corp.	5,310	41

XTO Energy, Inc.	3,330	138

Zimmer Holdings, Inc. *	1,280	68
		21,796
Total Common Stocks
(Cost $50,369) (3)		52,431

PREFERRED STOCKS – 0.2%

Germany – 0.2%

Henkel A.G. & Co. KGaA	948	41

Volkswagen A.G.	565	66
		107
Total Preferred Stocks
(Cost $89) (3)		107

RIGHTS – 0.0%
Fortis *	6,339	–
Total Rights
(Cost $–) (3)		–

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.3%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$1,272	$1,272
Total Short-Term Investments
(Cost $1,272)		1,272

Total Investments – 97.7%
(Cost $51,730)		53,810
Other Assets less Liabilities – 2.3%		1,279
NET ASSETS – 100.0%		$55,089

(1)	At March 31, 2009, the value of the Fund’s investment in Northern Trust Corp. was approximately $71,000 with no purchases or sales during the six months ended September 30, 2009.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN/(LOSS) (000s)
DJ Euro Stoxx 50 (Euro)	18	$753	Long	12/09	$2
S&P 500 E-Mini (U.S. Dollar)	18	948	Long	12/09	8
FTSE 100 Index (British Pound)	3	244	Long	12/09	–
TOPIX Index (Japanese Yen)	1	101	Long	12/09	(3)

Total					$7

At September 30, 2009, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	41.3%
Euro	16.9
British Pound	10.6
Japanese Yen	9.8
Canadian Dollar	7.5
Australian Dollar	5.3
All other currencies less than 5%	8.6

Total	100.0%

At September 30, 2009, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.5%
Consumer Staples	9.6
Energy	7.7
Financials	23.8
Health Care	10.5
Industrials	11.5
Information Technology	12.4
Materials	7.1
Telecommunication Services	3.3
Utilities	4.6

Total	100.0%

At September 30, 2009, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (000s)
British Pound	23	U.S. Dollar	39	12/16/09	$2
U.S. Dollar	7	Euro	5	12/16/09	–
U.S. Dollar	98	Japanese Yen	8,998	12/16/09	2

Total					$4

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1– Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$2,563	$2,384	$–	$4,947
Consumer Staples	2,581	2,436	–	5,017
Energy	1,837	2,195	–	4,032
Financials	5,299	7,191	–	12,490
Health Care	3,273	2,251	–	5,524
Industrials	2,656	3,386	–	6,042
Information Technology	5,015	1,490	–	6,505
Materials	1,223	2,504	–	3,727
Telecommunication Services	299	1,447	–	1,746
Utilities	912	1,489	–	2,401
Preferred Stocks
Consumer Discretionary	–	66	–	66
Consumer Staples	–	41	–	41
Rights	–	–	–	–
Short-Term Investments	–	1,272	–	1,272
Total Investments	$25,658	$28,152	$–	$53,810
Other Financial Instruments *	$7	$4	$–	$11

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7%

Australia – 7.6%

AGL Energy Ltd.	48,619	$586

Alumina Ltd. *	267,885	426

Amcor Ltd.	133,968	647

AMP Ltd.	230,025	1,317

Aristocrat Leisure Ltd.	44,804	206

Arrow Energy Ltd. *	65,215	245

Asciano Group*	296,660	430

ASX Ltd.	18,792	582

Australia & New Zealand Banking

Group Ltd.	261,589	5,607

AXA Asia Pacific Holdings Ltd.	112,433	431

Bendigo and Adelaide Bank Ltd.	36,700	303

BGP Holdings PLC – Fractional Shares	980,773	–

BHP Billiton Ltd.	377,106	12,461

Billabong International Ltd.	21,903	231

BlueScope Steel Ltd.	206,208	528

Boral Ltd.	66,081	354

Brambles Ltd.	160,299	1,137

Caltex Australia Ltd. *	15,266	162

CFS Retail Property Trust	205,116	362

Coca-Cola Amatil Ltd.	60,581	524

Cochlear Ltd.	6,180	364

Commonwealth Bank of Australia	170,523	7,753

Computershare Ltd.	48,796	479

Crown Ltd.	51,496	404

CSL Ltd.	67,735	1,994

CSR Ltd.	138,459	229

Dexus Property Group	549,172	408

Energy Resources of Australia Ltd.	7,453	165

Fairfax Media Ltd.	247,870	376

Fortescue Metals Group Ltd. *	136,634	458

Foster’s Group Ltd.	222,018	1,084

Goodman Fielder Ltd.	154,540	228

Goodman Group	709,092	413

GPT Group	980,773	590

Harvey Norman Holdings Ltd.	64,926	245

Incitec Pivot Ltd.	181,293	451

Insurance Australia Group Ltd.	230,231	765

Leighton Holdings Ltd.	16,344	520

Lend Lease Corp. Ltd.	51,322	478

Lion Nathan Ltd.	35,265	356

Macquarie Airports	75,073	187

Macquarie Group Ltd.	34,091	1,756

Macquarie Infrastructure Group	263,871	342

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Australia – 7.6% – continued

Metcash Ltd.	85,044	$337

Mirvac Group	281,815	416

National Australia Bank Ltd.	215,267	5,818

Newcrest Mining Ltd.	55,372	1,557

Nufarm Ltd.	19,933	199

OneSteel Ltd.	140,533	373

Orica Ltd.	40,447	836

Origin Energy Ltd.	99,876	1,431

OZ Minerals Ltd. *	353,742	353

Paladin Energy Ltd. *	63,095	248

Perpetual Ltd.	4,700	161

Qantas Airways Ltd.	128,222	323

QBE Insurance Group Ltd.	115,279	2,438

Rio Tinto Ltd.	48,852	2,541

Santos Ltd.	91,818	1,225

Sims Metal Management Ltd.	17,125	342

Sonic Healthcare Ltd.	41,779	521

SP AusNet	153,371	119

Stockland	257,015	921

Suncorp-Metway Ltd.	142,997	1,115

TABCORP Holdings Ltd.	64,714	408

Tatts Group Ltd.	141,878	317

Telstra Corp. Ltd.	500,700	1,442

Toll Holdings Ltd.	71,483	535

Transurban Group	126,721	457

Wesfarmers Ltd.	113,546	2,644

Wesfarmers Ltd. – PPS	17,090	401

Westfield Group	238,103	2,899

Westpac Banking Corp.	326,861	7,530

Woodside Petroleum Ltd.	55,678	2,548

Woolworths Ltd.	138,073	3,557

WorleyParsons Ltd.	19,337	506
		91,102

Austria – 0.3%

Erste Group Bank A.G.	19,140	857

OMV A.G.	16,460	664

Raiffeisen International Bank Holding A.G.	6,501	424

Telekom Austria A.G.	35,340	638

Verbund – Oesterreichische Elektrizitaetswirtschafts A.G., Class A	8,870	449

Vienna Insurance Group	4,150	237

Voestalpine A.G.	13,320	477
		3,746

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Belgium – 0.9%

Anheuser-Busch InBev N.V.	81,000	$3,704

Belgacom S.A.	16,697	651

Colruyt S.A.	1,731	407

Delhaize Group S.A.	11,327	786

Dexia S.A. *	59,942	553

Fortis *	255,844	1,201

Groupe Bruxelles Lambert S.A.	9,113	842

KBC Groep N.V. *	17,545	883

Mobistar S.A.	3,416	237

Nationale A Portefeuille	3,695	201

Solvay S.A., Class A	6,508	676

UCB S.A.	11,391	483

Umicore	12,514	375
		10,999

Denmark – 0.9%

A.P. Moller – Maersk A/S, Class A	63	424

A.P. Moller – Maersk A/S, Class B	121	837

Carlsberg A/S, Class B	12,292	895

Coloplast A/S, Class B	2,304	193

Danske Bank A/S *	51,735	1,358

DSV A/S *	24,226	434

H. Lundbeck A/S	6,778	141

Novo-Nordisk A/S, Class B	50,372	3,164

Novozymes A/S, Class B	5,062	478

Topdanmark A/S *	1,633	247

TrygVesta A/S	3,006	230

Vestas Wind Systems A/S *	23,010	1,672

William Demant Holding A/S *	2,589	193
		10,266

Finland – 1.1%

Elisa OYJ	14,605	300

Fortum OYJ	49,128	1,261

Kesko OYJ, Class B	7,257	244

Kone OYJ, Class B	16,853	620

Metso OYJ	14,004	395

Neste Oil OYJ	14,534	269

Nokia OYJ	422,024	6,177

Nokian Renkaat OYJ	11,649	272

Orion OYJ, Class B	9,541	176

Outokumpu OYJ	13,584	255

Pohjola Bank PLC	16,846	192

Rautaruukki OYJ	9,238	222

Sampo OYJ, Class A	48,206	1,215

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Finland – 1.1% – continued

Sanoma OYJ	8,226	$182

Stora Enso OYJ (Registered) *	67,003	468

UPM-Kymmene OYJ	57,548	690

Wartsila OYJ	9,701	390
		13,328

France – 9.8%

Accor S.A.	15,690	874

Aeroports de Paris	3,632	327

Air France-KLM *	15,555	283

Air Liquide S.A.	28,202	3,207

Alcatel-Lucent *	254,395	1,140

Alstom S.A.	22,730	1,662

Atos Origin S.A. *	5,057	256

AXA S.A.	176,115	4,765

BioMerieux	1,638	180

BNP Paribas	94,046	7,522

Bouygues S.A.	25,315	1,290

Bureau Veritas S.A.	5,453	308

Cap Gemini S.A.	16,010	840

Carrefour S.A.	71,463	3,244

Casino Guichard Perrachon S.A.	6,242	497

Christian Dior S.A.	7,171	709

Cie de Saint-Gobain	41,660	2,167

Cie Generale d’Optique Essilor International S.A.	22,334	1,273

CNP Assurances	4,211	429

Compagnie Generale de Geophysique-Veritas *	16,790	393

Compagnie Generale des Establissements Michelin, Class B	16,559	1,303

Credit Agricole S.A.	100,565	2,103

Danone	61,855	3,742

Dassault Systemes S.A.	7,537	421

EDF S.A.	26,952	1,602

Eiffage S.A.	4,643	296

Eramet	619	215

Eurazeo	2,922	191

Eutelsat Communications	11,997	365

Fonciere Des Regions	2,580	301

France Telecom S.A.	205,834	5,506

GDF Suez	135,947	6,078

GDF Suez (VVPR) *	8,064	–

Gecina S.A.	2,053	245

Hermes International	5,793	856

ICADE	2,196	235

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

France – 9.8% – continued

Iliad S.A.	1,917	$216

Imerys S.A.	4,226	243

Ipsen S.A.	2,514	138

JC Decaux S.A. *	7,488	162

Klepierre	10,097	401

Lafarge S.A.	22,493	2,011

Lagardere S.C.A.	13,062	610

Legrand S.A.	11,758	328

L’Oreal S.A.	26,846	2,684

LVMH Moet Hennessy Louis Vuitton S.A.	27,556	2,775

M6-Metropole Television	7,465	197

Natixis *	94,485	570

Neopost S.A.	3,652	328

PagesJaunes Groupe	13,903	180

Pernod-Ricard S.A.	22,098	1,758

Peugeot S.A. *	17,606	538

PPR	8,550	1,097

Publicis Groupe	12,910	519

Renault S.A. *	20,331	951

Safran S.A.	21,119	396

Sanofi-Aventis S.A.	118,299	8,685

Schneider Electric S.A.	26,221	2,660

SCOR S.E.	18,332	501

SES S.A.	31,871	723

Societe BIC S.A.	3,018	215

Societe Des Autoroutes Paris-Rhin-Rhone	2,367	181

Societe Generale	52,224	4,208

Societe Television Francaise 1	12,369	218

Sodexo	10,688	642

Suez Environnement S.A.	29,114	668

Technip S.A.	11,683	748

Thales S.A.	10,446	518

Total S.A.	239,885	14,281

Unibail-Rodamco S.E.	9,231	1,920

Vallourec S.A.	6,024	1,022

Veolia Environnement	41,839	1,607

Vinci S.A.	47,732	2,705

Vivendi	131,705	4,084
		116,513

Germany – 7.2%

Adidas A.G.	22,294	1,180

Allianz S.E. (Registered)	50,879	6,357

BASF S.E.	104,016	5,507

Bayer A.G.	85,835	5,945

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Germany – 7.2% – continued

Bayerische Motoren Werke A.G.	36,776	$1,775

Beiersdorf A.G.	9,762	574

Celesio A.G.	10,439	287

Commerzbank A.G. *	77,807	987

Daimler A.G. (Registered)	101,579	5,115

Deutsche Bank A.G. (Registered)	66,551	5,109

Deutsche Boerse A.G.	22,206	1,815

Deutsche Lufthansa A.G. (Registered)	25,917	460

Deutsche Post A.G. (Registered)	96,640	1,811

Deutsche Postbank A.G. *	10,049	356

Deutsche Telekom A.G. (Registered)	318,376	4,353

E.ON A.G.	213,941	9,085

Fraport A.G. Frankfurt Airport Services Worldwide	4,543	242

Fresenius Medical Care A.G. & Co. KGaA	20,972	1,045

Fresenius S.E.	3,230	159

GEA Group A.G.	17,018	355

Hamburger Hafen und Logistik A.G.	2,725	123

Hannover Rueckversicherung A.G. (Registered) *	7,298	335

Henkel A.G. & Co. KGaA	14,961	544

Hochtief A.G.	4,761	363

Infineon Technologies A.G. *	117,907	665

K+S A.G.	16,358	893

Linde A.G.	17,161	1,863

MAN S.E.	11,606	958

Merck KGaA	7,094	706

Metro A.G.	12,452	704

Muenchener Rueckversicherungs A.G. (Registered)	23,142	3,692

Puma A.G. Rudolf Dassler Sport	623	207

RWE A.G.	47,125	4,382

Salzgitter A.G.	4,197	402

SAP A.G.	96,383	4,696

Siemens A.G. (Registered)	92,574	8,581

Solarworld A.G.	10,072	245

Suedzucker A.G.	7,574	154

ThyssenKrupp A.G.	37,748	1,300

TUI A.G.*	18,452	191

United Internet A.G. (Registered) *	15,738	238

Volkswagen A.G.	9,973	1,638

Wacker Chemie A.G.	1,835	286
		85,683

Greece – 0.6%

Alpha Bank A.E.*	39,742	736

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Greece – 0.6% – continued

Bank of Cyprus Public Co. Ltd.	62,829	$482

Coca Cola Hellenic Bottling Co. S.A.	19,845	529

EFG Eurobank Ergasias S.A. *	36,137	573

Hellenic Petroleum S.A.	8,428	96

Hellenic Telecommunications Organization S.A.	27,120	450

Marfin Investment Group S.A. *	69,720	301

National Bank of Greece S.A. *	68,142	2,464

OPAP S.A.	24,510	634

Piraeus Bank S.A. *	34,340	640

Public Power Corp. S.A. *	13,160	294

Titan Cement Co. S.A.	6,667	231
		7,430

Hong Kong – 2.2%

ASM Pacific Technology Ltd.	20,000	141

Bank of East Asia Ltd.	161,720	580

BOC Hong Kong Holdings Ltd.	418,000	914

Cathay Pacific Airways Ltd. *	140,000	221

Cheung Kong Holdings Ltd.	156,000	1,964

Cheung Kong Infrastructure Holdings Ltd.	45,000	161

Chinese Estates Holdings Ltd.	79,000	133

CLP Holdings Ltd.	232,001	1,573

Esprit Holdings Ltd.	128,700	863

Foxconn International Holdings Ltd. *	275,000	180

Genting Singapore PLC *	436,984	344

Hang Lung Group Ltd.	89,000	443

Hang Lung Properties Ltd.	227,000	829

Hang Seng Bank Ltd.	84,600	1,212

Henderson Land Development Co. Ltd.	119,000	780

Hong Kong & China Gas Co. Ltd.	438,890	1,108

Hong Kong Aircraft Engineerg Co. Ltd.	7,600	91

Hong Kong Exchanges and Clearing Ltd.	115,200	2,069

Hongkong Electric Holdings Ltd.	152,000	832

Hopewell Holdings Ltd.	63,500	199

Hutchison Whampoa Ltd.	241,000	1,730

Hysan Development Co. Ltd.	76,267	190

Kerry Properties Ltd.	80,199	426

Li & Fung Ltd.	256,800	1,029

Lifestyle International Holdings Ltd.	74,000	112

Link REIT (The)	243,754	536

Mongolia Energy Co Ltd. *	343,000	121

MTR Corp.	160,578	554

New World Development Ltd.	293,139	626

Noble Group Ltd.	146,400	252

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Hong Kong – 2.2% – continued

NWS Holdings Ltd.	95,000	$183

Orient Overseas International Ltd.	25,700	131

PCCW Ltd.	454,000	118

Shangri-La Asia Ltd.	136,000	256

Sino Land Co. Ltd.	192,038	342

Sun Hung Kai Properties Ltd.	158,000	2,316

Swire Pacific Ltd., Class A	84,500	989

Television Broadcasts Ltd.	32,000	138

Wharf Holdings Ltd.	160,000	844

Wheelock & Co. Ltd.	102,000	333

Wing Hang Bank Ltd.	18,500	181

Yue Yuen Industrial Holdings Ltd.	71,500	197
		26,241

Ireland – 0.3%

Anglo Irish Bank Corp. Ltd. *	93,434	–

CRH PLC	77,729	2,154

Elan Corp. PLC *	54,940	393

Experian PLC	112,552	947

Kerry Group PLC, Class A	16,419	470

Ryanair Holdings PLC ADR *	5,370	156
		4,120

Italy – 3.5%

A2A S.p.A.	118,904	234

ACEA S.p.A.	9,275	122

Alleanza Assicurazioni S.p.A.	48,990	442

Assicurazioni Generali S.p.A.	115,126	3,157

Atlantia S.p.A.	28,274	686

Autogrill S.p.A. *	13,187	160

Banca Carige S.p.A.	70,913	212

Banca Monte dei Paschi di Siena S.p.A.	249,090	534

Banca Popolare di Milano Scarl	44,699	340

Banco Popolare S.C. *	70,306	675

Enel S.p.A.	742,067	4,713

ENI S.p.A.	293,212	7,341

Exor S.p.A.	7,946	147

Fiat S.p.A. *	84,913	1,095

Finmeccanica S.p.A.	45,712	809

Fondiaria-Sai S.p.A.	6,709	141

Intesa Sanpaolo S.p.A. *	868,794	3,846

Intesa Sanpaolo S.p.A. (RSP)	102,027	363

Italcementi S.p.A.	7,357	113

Lottomatica S.p.A.	5,711	128

Luxottica Group S.p.A. *	13,136	341

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Italy – 3.5% – continued

Mediaset S.p.A.	77,799	$546

Mediobanca S.p.A.	51,985	711

Mediolanum S.p.A.	26,828	187

Parmalat S.p.A.	185,674	514

Pirelli & C. S.p.A. *	307,607	165

Prysmian S.p.A.	10,900	205

Saipem S.p.A.	29,063	875

Saras S.p.A.	33,899	131

Snam Rete Gas S.p.A.	164,650	801

Telecom Italia S.p.A.	1,135,292	1,994

Telecom Italia S.p.A. (RSP)	661,492	814

Tenaris S.A.	52,857	942

Terna S.p.A.	140,848	549

UniCredit S.p.A. *	1,604,334	6,288

Unione di Banche Italiane SCPA	65,405	1,006

Unipol Gruppo Finanziario S.p.A. *	85,395	130
		41,457

Japan – 19.8%

77 Bank (The) Ltd.	38,000	216

ABC-Mart, Inc.	2,800	87

Acom Co. Ltd.	5,250	80

Advantest Corp.	18,100	494

Aeon Co. Ltd.	70,300	669

Aeon Credit Service Co. Ltd.	9,100	91

Aeon Mall Co. Ltd.	9,200	190

Aioi Insurance Co. Ltd.	56,000	284

Aisin Seiki Co. Ltd.	21,000	507

Ajinomoto Co., Inc.	75,000	750

Alfresa Holdings Corp.	3,100	126

All Nippon Airways Co. Ltd.	96,000	275

Amada Co. Ltd.	39,000	260

Aozora Bank Ltd. *	85,000	122

Asahi Breweries Ltd.	42,800	781

Asahi Glass Co. Ltd.	111,000	889

Asahi Kasei Corp.	141,000	712

Asics Corp.	20,000	185

Astellas Pharma, Inc.	51,200	2,104

Bank of Ikeda (The) Ltd. *	1,895	91

Bank of Kyoto (The) Ltd.	34,000	312

Bank of Yokohama (The) Ltd.	135,000	657

Benesse Holdings, Inc.	8,600	420

Bridgestone Corp.	67,500	1,202

Brother Industries Ltd.	24,000	288

Canon Marketing Japan, Inc.	6,700	118

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Japan – 19.8% – continued

Canon, Inc.	120,300	$4,812

Casio Computer Co. Ltd.	27,800	227

Central Japan Railway Co.	166	1,191

Chiba Bank (The) Ltd.	84,000	517

Chubu Electric Power Co., Inc.	74,900	1,817

Chugai Pharmaceutical Co. Ltd.	24,555	507

Chugoku Bank (The) Ltd.	19,000	240

Chugoku Electric Power (The) Co., Inc.	31,400	690

Chuo Mitsui Trust Holdings, Inc.	109,000	400

Citizen Holdings Co. Ltd.	35,600	198

Coca-Cola West Co. Ltd.	6,200	122

Cosmo Oil Co. Ltd.	64,000	177

Credit Saison Co. Ltd.	19,300	226

Dai Nippon Printing Co. Ltd.	65,000	889

Daicel Chemical Industries Ltd.	30,000	180

Daido Steel Co. Ltd.	31,000	112

Daihatsu Motor Co. Ltd.	24,000	244

Daiichi Sankyo Co. Ltd.	76,300	1,574

Daikin Industries Ltd.	27,100	969

Dainippon Sumitomo Pharma Co. Ltd.	18,600	202

Daito Trust Construction Co. Ltd.	9,100	396

Daiwa House Industry Co. Ltd.	56,000	587

Daiwa Securities Group, Inc.	187,000	962

Dena Co. Ltd.	31	85

Denki Kagaku Kogyo KK	53,000	217

Denso Corp.	55,400	1,610

Dentsu, Inc.	19,218	444

DIC Corp.	54,000	77

Dowa Holdings Co. Ltd.	29,000	175

East Japan Railway Co.	38,422	2,759

Eisai Co. Ltd.	27,700	1,038

Electric Power Development Co. Ltd.	14,600	462

Elpida Memory, Inc. *	12,200	158

FamilyMart Co. Ltd.	6,400	206

Fanuc Ltd.	21,700	1,939

Fast Retailing Co. Ltd.	5,200	656

Fuji Electric Holdings Co. Ltd. *	74,000	136

Fuji Heavy Industries Ltd. *	70,000	269

Fuji Media Holdings, Inc.	64	104

FUJIFILM Holdings Corp.	55,400	1,648

Fujitsu Ltd.	213,000	1,380

Fukuoka Financial Group, Inc.	84,000	347

Furukawa Electric Co. Ltd.	73,000	294

GS Yuasa Corp.	42,000	382

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Japan – 19.8% – continued

Gunma Bank (The) Ltd.	47,000	$257

Hachijuni Bank (The) Ltd.	47,523	263

Hakuhodo DY Holdings, Inc.	2,970	161

Hankyu Hanshin Holdings, Inc.	125,800	603

Hikari Tsushin, Inc.	2,200	48

Hino Motors Ltd. *	25,000	94

Hirose Electric Co. Ltd.	3,400	382

Hiroshima Bank (The) Ltd.	62,000	255

Hisamitsu Pharmaceutical Co., Inc.	8,000	323

Hitachi Chemical Co. Ltd.	11,400	231

Hitachi Construction Machinery Co. Ltd.	11,800	251

Hitachi High-Technologies Corp.	8,000	166

Hitachi Ltd. *	373,000	1,140

Hitachi Metals Ltd.	20,000	203

Hokkaido Electric Power Co., Inc.	20,700	431

Hokuhoku Financial Group, Inc.	148,000	344

Hokuriku Electric Power Co.	20,800	529

Honda Motor Co. Ltd.	186,100	5,643

Hoya Corp.	45,700	1,072

Ibiden Co. Ltd.	14,500	534

Idemitsu Kosan Co. Ltd.	2,600	213

IHI Corp. *	145,000	292

INPEX Corp.	91	772

Isetan Mitsukoshi Holdings Ltd.	39,800	454

Isuzu Motors Ltd. *	130,000	272

Ito En Ltd.	7,600	141

Itochu Corp.	167,000	1,095

Itochu Techno-Solutions Corp.	3,700	114

Iyo Bank (The) Ltd.	29,000	261

J Front Retailing Co. Ltd.	53,200	319

Jafco Co. Ltd.	3,600	109

Japan Airlines Corp. *	109,000	160

Japan Petroleum Exploration Co.	3,300	167

Japan Prime Realty Investment Corp.	60	145

Japan Real Estate Investment Corp.	49	400

Japan Retail Fund Investment Corp.	39	212

Japan Steel Works (The) Ltd.	38,000	434

Japan Tobacco, Inc.	511	1,740

JFE Holdings, Inc.	55,600	1,890

JGC Corp.	23,000	466

Joyo Bank (The) Ltd.	73,000	357

JS Group Corp.	28,800	502

JSR Corp.	19,700	402

JTEKT Corp.	21,200	245

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Japan – 19.8% – continued

Jupiter Telecommunications Co. Ltd.	281	$272

Kajima Corp.	93,000	237

Kamigumi Co. Ltd.	31,000	251

Kaneka Corp.	33,000	236

Kansai Electric Power (The) Co., Inc.	86,400	2,088

Kansai Paint Co. Ltd.	24,000	186

Kao Corp.	61,000	1,504

Kawasaki Heavy Industries Ltd.	156,000	393

Kawasaki Kisen Kaisha Ltd. *	70,000	258

KDDI Corp.	329	1,851

Keihin Electric Express Railway Co. Ltd.	47,000	399

Keio Corp.	63,000	428

Keisei Electric Railway Co. Ltd.	29,000	192

Keyence Corp.	4,560	970

Kikkoman Corp.	19,000	235

Kinden Corp.	16,000	133

Kintetsu Corp.	178,000	688

Kirin Holdings Co. Ltd.	95,000	1,452

Kobe Steel Ltd. *	273,000	474

Komatsu Ltd.	107,300	1,992

Konami Corp.	10,300	209

Konica Minolta Holdings, Inc.	54,000	509

Kubota Corp.	126,000	1,044

Kuraray Co. Ltd.	39,000	423

Kurita Water Industries Ltd.	12,400	443

Kyocera Corp.	18,000	1,655

Kyowa Hakko Kirin Co. Ltd.	29,000	366

Kyushu Electric Power Co., Inc.	41,600	941

Lawson, Inc.	7,100	330

Leopalace21 Corp.	16,700	133

Mabuchi Motor Co. Ltd.	3,400	172

Makita Corp.	12,600	396

Marubeni Corp.	181,000	907

Marui Group Co. Ltd.	22,100	158

Maruichi Steel Tube Ltd.	3,800	76

Matsui Securities Co. Ltd.	14,000	113

Mazda Motor Corp. *	101,000	224

McDonald’s Holdings Co. Japan Ltd.	8,100	162

Mediceo Paltac Holdings Co. Ltd.	18,200	255

MEIJI Holdings Co. Ltd. *	7,212	307

Minebea Co. Ltd.	38,000	173

Mitsubishi Chemical Holdings Corp.	132,000	544

Mitsubishi Corp.	153,100	3,075

Mitsubishi Electric Corp. *	221,000	1,660

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Japan – 19.8% – continued

Mitsubishi Estate Co. Ltd.	133,000	$2,079

Mitsubishi Gas Chemical Co., Inc.	42,000	227

Mitsubishi Heavy Industries Ltd.	336,000	1,264

Mitsubishi Logistics Corp.	13,000	156

Mitsubishi Materials Corp. *	120,000	329

Mitsubishi Motors Corp. *	398,000	652

Mitsubishi Rayon Co. Ltd.	56,000	190

Mitsubishi Tanabe Pharma Corp.	27,000	359

Mitsubishi UFJ Financial Group, Inc.	1,048,565	5,609

Mitsubishi UFJ Lease & Finance Co. Ltd.	5,870	176

Mitsui & Co. Ltd.	195,800	2,548

Mitsui Chemicals, Inc.	65,000	231

Mitsui Engineering & Shipbuilding Co. Ltd.	84,000	216

Mitsui Fudosan Co. Ltd.	95,000	1,592

Mitsui Mining & Smelting Co. Ltd. *	70,000	179

Mitsui O.S.K. Lines Ltd.	129,000	760

Mitsui Sumitomo Insurance Group Holdings, Inc.	47,900	1,319

Mitsumi Electric Co. Ltd.	9,500	204

Mizuho Financial Group, Inc.	1,417,118	2,801

Mizuho Securities Co. Ltd.	65,000	234

Mizuho Trust & Banking Co. Ltd. *	177,000	186

Murata Manufacturing Co. Ltd.	23,700	1,117

Namco Bandai Holdings, Inc.	20,300	207

NEC Corp. *	212,000	660

NGK Insulators Ltd.	29,000	668

NGK Spark Plug Co. Ltd.	18,000	228

NHK Spring Co. Ltd.	17,000	140

Nidec Corp.	12,600	1,022

Nikon Corp.	36,000	654

Nintendo Co. Ltd.	11,200	2,864

Nippon Building Fund, Inc.	57	508

Nippon Electric Glass Co. Ltd.	39,500	358

Nippon Express Co. Ltd.	96,000	388

Nippon Meat Packers, Inc.	21,000	269

Nippon Mining Holdings, Inc.	97,000	473

Nippon Oil Corp.	137,000	763

Nippon Paper Group, Inc.	9,858	284

Nippon Sheet Glass Co. Ltd.	76,000	253

Nippon Steel Corp.	577,000	2,091

Nippon Telegraph & Telephone Corp.	58,652	2,707

Nippon Yusen Kabushiki Kaisha	125,000	481

Nipponkoa Insurance Co. Ltd.	74,000	460

Nishi-Nippon City Bank (The) Ltd.	85,000	215

Nissan Chemical Industries Ltd.	15,000	215

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Japan – 19.8% – continued

Nissan Motor Co. Ltd. *	281,100	$1,888

Nissay Dowa General Insurance Co. Ltd.	20,000	102

Nisshin Seifun Group, Inc.	21,000	292

Nisshin Steel Co. Ltd.	79,000	140

Nisshinbo Holdings, Inc.	13,000	137

Nissin Foods Holdings Co. Ltd.	7,700	295

Nitori Co. Ltd.	4,200	357

Nitto Denko Corp.	18,100	551

NOK Corp.	12,700	188

Nomura Holdings, Inc.	285,100	1,742

Nomura Real Estate Holdings, Inc.	9,600	156

Nomura Real Estate Office Fund, Inc.	33	219

Nomura Research Institute Ltd.	11,100	264

NSK Ltd.	51,000	314

NTN Corp.	53,000	218

NTT Data Corp.	139	444

NTT DoCoMo, Inc.	1,724	2,747

NTT Urban Development Corp.	155	141

Obayashi Corp.	75,000	327

Obic Co. Ltd.	760	129

Odakyu Electric Railway Co. Ltd.	69,000	621

OJI Paper Co. Ltd.	93,000	419

Olympus Corp.	24,000	632

Omron Corp.	22,300	419

Ono Pharmaceutical Co. Ltd.	9,300	482

Onward Holdings Co. Ltd.	16,000	119

Oracle Corp. Japan	4,200	186

Oriental Land Co. Ltd.	6,000	422

ORIX Corp.	11,810	718

Osaka Gas Co. Ltd.	219,000	768

OSAKA Titanium Technologies Co.	2,100	60

Otsuka Corp.	1,400	83

Panasonic Corp.	221,100	3,235

Panasonic Electric Works Co. Ltd.	41,000	487

Promise Co. Ltd. *	9,100	49

Rakuten, Inc.	838	557

Resona Holdings, Inc.	56,310	724

Ricoh Co. Ltd.	77,000	1,110

Rinnai Corp.	4,300	202

Rohm Co. Ltd.	11,100	772

Sankyo Co. Ltd.	5,900	368

Santen Pharmaceutical Co. Ltd.	9,000	331

Sanyo Electric Co. Ltd. *	190,000	446

Sapporo Hokuyo Holdings, Inc.	27,400	97

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Japan – 19.8% – continued

Sapporo Holdings Ltd.	33,000	$168

SBI Holdings, Inc.	1,940	380

Secom Co. Ltd.	23,200	1,163

Sega Sammy Holdings, Inc.	22,100	288

Seiko Epson Corp.	15,300	228

Sekisui Chemical Co. Ltd.	47,000	271

Sekisui House Ltd.	56,000	502

Seven & I Holdings Co. Ltd.	87,100	2,076

Seven Bank Ltd.	64	158

Sharp Corp.	114,000	1,257

Shikoku Electric Power Co., Inc.	20,500	625

Shimadzu Corp.	29,000	209

Shimamura Co. Ltd.	2,700	265

Shimano, Inc.	7,700	331

Shimizu Corp.	65,000	254

Shin-Etsu Chemical Co. Ltd.	46,400	2,836

Shinko Electric Industries Co. Ltd.	6,900	121

Shinsei Bank Ltd. *	92,000	140

Shionogi & Co. Ltd.	34,000	803

Shiseido Co. Ltd.	39,000	679

Shizuoka Bank (The) Ltd.	68,000	714

Showa Denko KK	130,000	263

Showa Shell Sekiyu KK	22,700	247

SMC Corp. of Japan	5,900	722

Softbank Corp.	85,400	1,864

Sojitz Corp.	135,400	255

Sompo Japan Insurance, Inc.	101,000	674

Sony Corp.	113,200	3,311

Sony Financial Holdings, Inc.	90	258

Square Enix Holdings Co. Ltd.	7,700	209

Stanley Electric Co. Ltd.	16,200	326

Sumco Corp.	13,100	296

Sumitomo Chemical Co. Ltd.	173,000	715

Sumitomo Corp.	124,600	1,273

Sumitomo Electric Industries Ltd.	86,600	1,123

Sumitomo Heavy Industries Ltd. *	63,000	304

Sumitomo Metal Industries Ltd.	369,000	900

Sumitomo Metal Mining Co. Ltd.	60,000	977

Sumitomo Mitsui Financial Group, Inc.	102,232	3,539

Sumitomo Realty & Development Co. Ltd.	43,000	779

Sumitomo Rubber Industries Ltd.	19,600	183

Sumitomo Trust & Banking (The) Co. Ltd.	164,000	862

Suruga Bank Ltd.	22,000	207

Suzuken Co. Ltd.	7,800	269

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Japan – 19.8% – continued

Suzuki Motor Corp.	39,000	$906

T&D Holdings, Inc.	25,450	683

Taiheiyo Cement Corp. *	94,000	125

Taisei Corp.	105,000	207

Taisho Pharmaceutical Co. Ltd.	13,000	263

Taiyo Nippon Sanso Corp.	31,000	367

Takashimaya Co. Ltd.	34,000	270

Takeda Pharmaceutical Co. Ltd.	84,500	3,520

TDK Corp.	12,800	734

Teijin Ltd.	107,000	332

Terumo Corp.	18,500	1,013

THK Co. Ltd.	13,200	256

Tobu Railway Co. Ltd.	90,000	550

Toho Co. Ltd. of Tokyo	13,500	229

Toho Gas Co. Ltd.	50,000	228

Tohoku Electric Power Co., Inc.	47,300	1,053

Tokio Marine Holdings, Inc.	81,500	2,356

Tokuyama Corp.	26,000	190

Tokyo Broadcasting System Holdings, Inc.	5,100	86

Tokyo Electric Power (The) Co., Inc.	137,400	3,603

Tokyo Electron Ltd.	19,700	1,245

Tokyo Gas Co. Ltd.	266,000	1,104

Tokyo Steel Manufacturing Co. Ltd.	11,100	135

Tokyo Tatemono Co. Ltd.	35,000	169

Tokyu Corp.	125,000	597

Tokyu Land Corp.	51,000	203

TonenGeneral Sekiyu KK	31,000	302

Toppan Printing Co. Ltd.	63,000	593

Toray Industries, Inc.	150,000	903

Toshiba Corp. *	444,000	2,309

Tosoh Corp.	56,000	141

Toto Ltd.	29,000	180

Toyo Seikan Kaisha Ltd.	17,400	333

Toyo Suisan Kaisha Ltd.	10,000	271

Toyoda Gosei Co. Ltd.	7,300	212

Toyota Boshoku Corp.	6,800	133

Toyota Industries Corp.	19,800	540

Toyota Motor Corp.	310,500	12,220

Toyota Tsusho Corp.	23,300	349

Trend Micro, Inc.	12,000	446

Tsumura & Co.	6,500	234

Ube Industries Ltd.	111,000	291

UniCharm Corp.	4,500	427

UNY Co. Ltd.	17,900	133

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Japan – 19.8% – continued

Ushio, Inc.	11,600	$201

USS Co. Ltd.	2,940	174

West Japan Railway Co.	191	723

Yahoo! Japan Corp.	1,641	554

Yakult Honsha Co. Ltd.	11,100	295

Yamada Denki Co. Ltd.	9,530	646

Yamaguchi Financial Group, Inc.	26,000	269

Yamaha Corp.	19,100	225

Yamaha Motor Co. Ltd.	23,600	288

Yamato Holdings Co. Ltd.	44,000	718

Yamato Kogyo Co. Ltd.	5,100	143

Yamazaki Baking Co. Ltd.	14,000	189

Yaskawa Electric Corp.	24,000	172

Yokogawa Electric Corp.	26,800	235
		236,732

Netherlands – 4.5%

Aegon N.V. *	176,816	1,506

Akzo Nobel N.V.	26,304	1,632

ArcelorMittal	96,737	3,610

ASML Holding N.V.	47,732	1,408

Corio N.V.	6,131	423

European Aeronautic Defence & Space Co. N.V.	46,497	1,045

Fugro N.V. – CVA	7,148	414

Heineken Holding N.V.	12,454	508

Heineken N.V.	28,145	1,298

ING Groep N.V. – CVA *	220,434	3,939

James Hardie Industries N.V. *	52,064	359

Koninklijke Ahold N.V.	134,942	1,624

Koninklijke Boskalis Westminster N.V.	6,366	218

Koninklijke DSM N.V.	17,109	714

Koninklijke KPN N.V.	192,906	3,201

Koninklijke Philips Electronics N.V.	109,816	2,677

Qiagen N.V. *	25,467	541

Randstad Holding N.V. *	11,167	483

Reed Elsevier N.V.	79,726	900

Royal Dutch Shell PLC, Class A (London Exchange)	399,099	11,368

Royal Dutch Shell PLC, Class B (London Exchange)	303,505	8,432

SBM Offshore N.V.	17,804	379

TNT N.V.	42,499	1,143

Unilever N.V. – CVA	183,070	5,285

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Netherlands – 4.5% – continued

Wolters Kluwer N.V.	30,185	$646
		53,753

New Zealand – 0.1%

Auckland International Airport Ltd.	104,990	141

Contact Energy Ltd. *	27,872	116

Fletcher Building Ltd.	67,878	408

Sky City Entertainment Group Ltd.	72,814	171

Telecom Corp. of New Zealand Ltd.	215,348	413
		1,249

Norway – 0.7%

DnB NOR ASA *	80,400	933

Norsk Hydro ASA *	79,050	528

Orkla ASA	88,850	839

Renewable Energy Corp. A/S *	37,808	335

Seadrill Ltd. *	30,900	644

StatoilHydro ASA	126,402	2,841

Telenor ASA *	93,600	1,087

Yara International ASA	20,800	654
		7,861

Portugal – 0.3%

Banco Comercial Portugues

S.A. (Registered)	270,344	400

Banco Espirito Santo S.A. (Registered)	60,757	431

Brisa Auto-Estradas de Portugal S.A.	19,759	195

Cimpor Cimentos de Portugal SGPS S.A.	28,428	235

Energias de Portugal S.A.	200,691	920

Galp Energia SGPS S.A., Class B	17,759	307

Jeronimo Martins SGPS S.A.	25,765	226

Portugal Telecom, SGPS, S.A. (Registered)	64,494	684
		3,398

Singapore – 1.2%

Ascendas Real Estate Investment Trust	144,213	196

CapitaLand Ltd.	278,500	729

CapitaMall Trust	264,600	345

City Developments Ltd.	55,000	399

ComfortDelgro Corp. Ltd.	221,000	251

Cosco Corp. Singapore Ltd.	121,000	102

DBS Group Holdings Ltd.	194,029	1,816

Fraser and Neave Ltd.	106,563	298

Golden Agri-Resources Ltd. *	648,787	196

Jardine Cycle & Carriage Ltd.	14,576	250

Keppel Corp. Ltd.	141,000	806

Neptune Orient Lines Ltd.	92,750	116

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Singapore – 1.2% – continued

Olam International Ltd.	139,381	$245

Oversea-Chinese Banking Corp. Ltd.	285,788	1,583

SembCorp Industries Ltd.	108,600	259

SembCorp Marine Ltd.	90,400	202

Singapore Airlines Ltd.	58,067	568

Singapore Airport Terminal Services Ltd.	4,388	7

Singapore Exchange Ltd.	94,000	559

Singapore Press Holdings Ltd.	179,000	488

Singapore Technologies Engineering Ltd.	148,000	288

Singapore Telecommunications Ltd.	891,600	2,047

StarHub Ltd.	71,000	109

United Overseas Bank Ltd.	138,000	1,632

UOL Group Ltd.	66,700	162

Wilmar International Ltd.	139,000	620
		14,273

Spain – 4.4%

Abertis Infraestructuras S.A.	30,905	702

Acciona S.A.	2,927	398

Acerinox S.A.	15,353	331

ACS Actividades de Construccion y Servicios S.A.	15,740	821

Banco Bilbao Vizcaya Argentaria S.A.	400,802	7,133

Banco de Sabadell S.A.	99,300	735

Banco de Valencia S.A.	24,787	233

Banco Popular Espanol S.A.	97,453	977

Banco Santander S.A.	917,654	14,825

Bankinter S.A.	31,582	399

Cintra Concesiones de Infraestructuras de Transporte S.A.	23,025	268

Criteria Caixacorp S.A.	92,287	474

EDP Renovaveis S.A. *	24,136	265

Enagas	19,817	414

Fomento de Construcciones y Contratas S.A.	3,807	178

Gamesa Corp. Tecnologica S.A.	20,195	453

Gas Natural SDG S.A.	24,576	543

Gestevision Telecinco S.A.	12,913	163

Grifols S.A.	14,259	272

Grupo Ferrovial S.A.	6,460	310

Iberdrola Renovables S.A.	95,774	472

Iberdrola S.A.	414,684	4,076

Iberia Lineas Aereas de Espana *	59,714	186

Inditex S.A.	24,146	1,387

Indra Sistemas S.A.	11,342	283

Mapfre S.A.	80,716	361

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Spain – 4.4% – continued

Red Electrica Corp. S.A.	11,977	$613

Repsol YPF S.A.	82,624	2,251

Sacyr Vallehermoso S.A.	8,887	169

Telefonica S.A.	476,654	13,157

Zardoya Otis S.A.	15,090	328
		53,177

Sweden – 2.3%

Alfa Laval AB	37,700	443

Assa Abloy AB, Class B	34,200	555

Atlas Copco AB, Class A	77,354	999

Atlas Copco AB, Class B	44,900	513

Electrolux AB, Class B *	26,300	603

Getinge AB, Class B	23,041	388

Hennes & Mauritz AB, Class B	57,561	3,235

Holmen AB, Class B	6,211	171

Husqvarna AB, Class B *	45,250	315

Investor AB, Class B	49,999	914

Lundin Petroleum AB *	26,400	214

Millicom International Cellular S.A. SDR *	8,585	628

Nordea Bank AB	362,381	3,651

Sandvik AB	115,328	1,276

Scania AB, Class B	37,000	460

Securitas AB, Class B	35,368	342

Skandinaviska Enskilda Banken AB, Class A *	171,516	1,157

Skanska AB, Class B	43,500	638

SKF AB, Class B	42,500	669

SSAB AB, Class A	21,675	335

SSAB AB, Class B	10,312	146

Svenska Cellulosa AB, Class B	62,500	849

Svenska Handelsbanken AB, Class A	55,644	1,422

Swedbank AB, Class A *	35,715	341

Swedish Match AB	28,000	564

Tele2 AB, Class B	35,100	467

Telefonaktiebolaget LM Ericsson, Class B	335,891	3,370

TeliaSonera AB	256,016	1,683

Volvo AB, Class A	48,300	433

Volvo AB, Class B	124,848	1,158
		27,939

Switzerland – 7.6%

ABB Ltd. (Registered) *	248,445	4,993

Actelion Ltd. (Registered) *	11,069	688

Adecco S.A. (Registered)	13,947	743

Aryzta A.G. *	4,150	168

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

Switzerland – 7.6% – continued

Aryzta A.G. (Dublin Exchange) *	4,329	$173

Baloise Holding A.G.	5,489	525

BKW FMB Energie A.G.	1,788	155

Compagnie Financiere Richemont S.A., Class A	59,612	1,688

Credit Suisse Group A.G. (Registered)	126,629	7,048

Geberit A.G. (Registered)	4,509	693

Givaudan S.A. (Registered)	868	653

Holcim Ltd. (Registered) *	27,875	1,918

Julius Baer Holding A.G. (Registered)	23,369	1,170

Kuehne & Nagel International A.G. (Registered)	6,122	533

Lindt & Spruengli A.G.	100	243

Lindt & Spruengli A.G. (Registered)	12	334

Logitech International S.A. (Registered) *	20,813	381

Lonza Group A.G. (Registered)	5,147	561

Nestle S.A. (Registered)	409,247	17,458

Nobel Biocare Holdings A.G. (Registered)	13,757	456

Novartis A.G. (Registered)	237,914	11,943

Pargesa Holding S.A.	3,053	264

Roche Holding A.G. (Genusschein)	79,039	12,795

Schindler Holding A.G.	5,265	361

Schindler Holding A.G. (Registered)	2,591	183

SGS S.A. (Registered)	515	694

Sonova Holding A.G. (Registered)	5,118	517

STMicroelectronics N.V.	74,944	708

Straumann Holding A.G. (Registered)	911	237

Swatch Group (The) A.G.	3,496	825

Swatch Group (The) A.G. (Registered)	4,910	223

Swiss Life Holding (Registered) *	3,454	410

Swiss Reinsurance Co. Ltd. (Registered)	38,980	1,762

Swisscom A.G. (Registered)	2,640	946

Syngenta A.G. (Registered)	10,945	2,513

Synthes, Inc.	6,704	809

UBS A.G. (Registered) *	400,381	7,338

Xstrata PLC *	214,455	3,158

Zurich Financial Services A.G.	16,500	3,932
		90,199

United Kingdom – 17.4%

3i Group PLC	105,766	488

Admiral Group PLC	20,327	376

Amec PLC	38,273	462

Anglo American PLC *	147,739	4,702

Antofagasta PLC	43,287	525

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

United Kingdom – 17.4% – continued

Associated British Foods PLC	39,106	$530

AstraZeneca PLC	163,063	7,312

Autonomy Corp. PLC *	23,492	613

Aviva PLC	308,519	2,212

BAE Systems PLC	399,319	2,228

Balfour Beatty PLC	54,191	279

Barclays PLC *	1,241,431	7,336

Berkeley Group Holdings PLC *	14,658	208

BG Group PLC	378,478	6,587

BHP Billiton PLC	248,089	6,819

BP PLC	2,108,456	18,673

British Airways PLC *	63,317	224

British American Tobacco PLC	224,409	7,053

British Land Co. PLC	97,749	743

British Sky Broadcasting Group PLC	130,609	1,194

BT Group PLC	875,655	1,821

Bunzl PLC	37,660	382

Burberry Group PLC	47,537	383

Cable & Wireless PLC	280,886	645

Cadbury PLC	156,045	2,003

Cairn Energy PLC *	15,112	674

Capita Group PLC	68,218	788

Carnival PLC	17,952	612

Carphone Warehouse Group PLC	49,180	150

Centrica PLC	578,322	2,327

Cobham PLC	131,287	459

Compass Group PLC	204,457	1,251

Diageo PLC	280,860	4,314

Drax Group PLC	43,923	331

Eurasian Natural Resources Corp.	30,020	420

FirstGroup PLC	55,758	369

Fresnillo PLC	18,880	233

Friends Provident Group PLC	263,459	350

G4S PLC	139,130	491

GlaxoSmithKline PLC	584,058	11,495

Hammerson PLC	76,360	482

Home Retail Group PLC	96,318	419

HSBC Holdings PLC	1,948,265	22,297

ICAP PLC	57,059	386

Imperial Tobacco Group PLC	114,284	3,302

Intercontinental Hotels Group PLC	28,214	366

International Power PLC	166,719	771

Invensys PLC	87,958	410

Investec PLC	49,149	360

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

United Kingdom – 17.4% – continued

Johnson Matthey PLC	23,565	$522

Kazakhmys PLC *	23,493	405

Kingfisher PLC	265,840	905

Ladbrokes PLC	65,940	198

Land Securities Group PLC	82,988	829

Legal & General Group PLC	643,442	903

Liberty International PLC	48,543	373

Lloyds Banking Group PLC *	1,836,439	3,049

London Stock Exchange Group PLC	16,332	224

Lonmin PLC *	17,597	472

Man Group PLC	191,160	1,014

Marks & Spencer Group PLC	173,182	1,004

National Grid PLC	274,709	2,659

Next PLC	21,636	622

Old Mutual PLC	579,229	927

Pearson PLC	92,987	1,146

Petrofac Ltd.	22,539	356

Prudential PLC	284,385	2,737

Randgold Resources Ltd.	9,402	657

Reckitt Benckiser Group PLC	68,385	3,342

Reed Elsevier PLC	133,527	1,000

Rexam PLC	100,944	421

Rio Tinto PLC	154,172	6,616

Rolls-Royce Group PLC *	210,022	1,581

Royal Bank of Scotland Group PLC *	1,928,302	1,634

RSA Insurance Group PLC	365,548	782

SABMiller PLC	105,891	2,556

Sage Group (The) PLC	145,012	541

Sainsbury (J.) PLC	135,569	707

Schroders PLC	14,039	246

Scottish & Southern Energy PLC	104,106	1,952

Segro PLC	80,096	471

Serco Group PLC	54,927	443

Severn Trent PLC	25,897	402

Shire PLC	64,456	1,120

Smith & Nephew PLC	96,964	869

Smiths Group PLC	43,054	612

Standard Chartered PLC	226,346	5,581

Standard Life PLC	254,243	891

Tesco PLC	890,223	5,696

Thomas Cook Group PLC	47,108	175

Tomkins PLC	96,777	292

TUI Travel PLC	61,362	250

Tullow Oil PLC	91,309	1,649

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.7% – continued

United Kingdom – 17.4% – continued

Unilever PLC	144,737	$4,134

United Utilities Group PLC	75,424	551

Vedanta Resources PLC	16,255	496

Vodafone Group PLC	5,907,859	13,257

Whitbread PLC	19,124	372

WM Morrison Supermarkets PLC	242,243	1,076

Wolseley PLC *	31,777	767

WPP PLC	143,672	1,235
		207,574
Total Common Stocks
(Cost $1,045,369) (1)		1,107,040

PREFERRED STOCKS – 0.3%

Germany – 0.3%

Bayerische Motoren Werke A.G.	6,105	203

Fresenius S.E.	9,134	535

Henkel A.G. & Co. KGaA	19,557	843

Porsche Automobil Holding S.E.	9,634	758

RWE A.G.	4,412	363

Volkswagen A.G.	11,871	1,383
		4,085
Total Preferred Stocks
(Cost $3,020) (1)		4,085

RIGHTS – 0.0%

BNP Paribas *	94,046	204

Fortis *	274,692	–

Genting Singapore PLC *	87,396	20

Swedbank AB *	35,715	70
Total Rights
(Cost $–) (1)		294

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Dowa Holdings Co. Ltd., Exp. 1/29/10, Strike 1.00 Yen *	30,000	$9

Golden Agri-Resources Ltd., Exp. 7/23/12, Strike 0.54 Singapore Dollar *	46,251	4

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0% – continued
Mediobanca S.p.A., Exp. 3/18/11, Strike 9.00 Euro *	49,510	$4
Total Warrants
(Cost $–) (1)		17

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 5.0%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$59,301	$59,301
Total Short-Term Investments
(Cost $59,301)		59,301
Total Investments – 98.0%
(Cost $1,107,690)		1,170,737
Other Assets less Liabilities – 2.0%		23,472
NET ASSETS – 100.0%		$1,194,209

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
SPI 200 (Australian Dollar)	58	$6,072	Long	12/09	$153
DJ Euro Stoxx 50 (Euro)	914	38,212	Long	12/09	60
FTSE 100 Index (British Pound)	210	17,086	Long	12/09	68
Hang Seng Index (Hong Kong Dollar)	23	3,101	Long	10/09	(5)
TOPIX Index (Japanese Yen)	175	17,741	Long	12/09	(437)

Total					$(161)

At September 30, 2009, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	34.0%
Japanese Yen	21.3
British Pound	20.8
Australian Dollar	8.2
Swiss Franc	7.8
All other currencies less than 5%	7.9

Total	100.0%

At September 30, 2009, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.7%
Consumer Staples	9.7
Energy	8.2
Financials	26.6
Health Care	8.2
Industrials	11.3
Information Technology	5.0
Materials	9.3
Telecommunication Services	5.9
Utilities	6.1

Total	100.0%

At September 30, 2009, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
U.S. Dollar	890	Australian Dollar	1,039	12/16/09	$21
U.S. Dollar	510	Australian Dollar	589	12/16/09	6
U.S. Dollar	2,248	Australian Dollar	2,609	12/16/09	39
U.S. Dollar	1,360	British Pound	851	12/16/09	–
U.S. Dollar	5,643	British Pound	3,421	12/16/09	(177)
U.S. Dollar	580	British Pound	363	12/16/09	1
U.S. Dollar	1,940	British Pound	1,184	12/16/09	(47)
U.S. Dollar	577	British Pound	362	12/16/09	1
U.S. Dollar	1,530	Euro	1,049	12/16/09	5
U.S. Dollar	7,660	Euro	5,210	12/16/09	(36)
U.S. Dollar	1,580	Euro	1,083	12/16/09	4
U.S. Dollar	900	Euro	620	12/16/09	8
U.S. Dollar	6,740	Euro	4,567	12/16/09	(57)
U.S. Dollar	5,072	Euro	3,474	12/16/09	11
U.S. Dollar	1,600	Euro	1,090	12/16/09	(5)
U.S. Dollar	680	Hong Kong Dollar	5,267	12/16/09	–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
U.S. Dollar	960	Hong Kong Dollar	7,436	12/16/09	$–
U.S. Dollar	57	Hong Kong Dollar	441	12/16/09	–
U.S. Dollar	460	Japanese Yen	41,996	12/16/09	8
U.S. Dollar	860	Japanese Yen	77,357	12/16/09	2
U.S. Dollar	12,170	Japanese Yen	1,113,203	12/16/09	238
U.S. Dollar	615	Japanese Yen	56,189	12/16/09	11

Total					$33

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security). The Fund valued certain securities using a quote from a third party provider. The Fund valued certain securities using a quote from a single provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stock
Consumer Discretionary	$–	$104,675	$–	$104,675
Consumer Staples	–	107,564	–	107,564
Energy	–	90,757	–	90,757
Financials	91	295,640	–	295,731
Health Care	–	90,443	–	90,443
Industrials	156	125,206	–	125,362
Information Technology	–	55,155	–	55,155
Materials	–	103,792	–	103,792
Telecommunication Services	–	66,033	–	66,033
Utilities	–	67,528	–	67,528
Preferred Stocks	–	4,085(1)	–	4,085
Rights	–	274	20	294
Warrants	4	–	13	17
Short-Term Investments	–	59,301	–	59,301

Total Investments	$251	$1,170,453	$33	$1,170,737

Other Financial Instruments *	$(161)	$33	$–	$(128)

(1)	Classifications as defined in the Schedule of Investments.

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Rights	$18	$–	$–	$2	$–	$20
Warrants	5	4	–	4	–	13

Total	$23	$4	$–	$6	$–	$33

The amount of change in total unrealized gain on investments in Level 3 securities still held at September 30, 2009 was approximately $1,337,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5%

Advertising – 0.2%

Harte-Hanks, Inc.	12,800	$177

Lamar Advertising Co., Class A *	19,614	538
		715

Aerospace/Defense – 0.5%

Alliant Techsystems, Inc. *	12,045	938

BE Aerospace, Inc. *	36,900	743
		1,681

Agriculture – 0.1%
Universal Corp. of Virginia	9,161	383

Airlines – 0.3%

Airtran Holdings, Inc. *	43,200	270

Alaska Air Group, Inc. *	13,200	354

JetBlue Airways Corp. *	77,130	461
		1,085

Apparel – 0.6%

Hanesbrands, Inc. *	34,600	740

Timberland (The) Co., Class A *	16,800	234

Under Armour, Inc., Class A *	13,500	376

Warnaco Group (The), Inc. *	16,400	719
		2,069

Auto Manufacturers – 0.3%

Oshkosh Corp.	31,580	977

Auto Parts & Equipment – 0.4%

BorgWarner, Inc.	41,191	1,246

Banks – 3.2%

Associated Banc-Corp	47,082	538

BancorpSouth, Inc.	24,962	609

Bank of Hawaii Corp.	17,300	719

Cathay General Bancorp	17,600	142

City National Corp. of California	15,873	618

Commerce Bancshares, Inc. of Missouri	25,080	934

Cullen/Frost Bankers, Inc.	21,788	1,125

FirstMerit Corp.	29,185	555

Fulton Financial Corp.	64,800	477

International Bancshares Corp.	18,800	307

PacWest Bancorp	8,534	163

SVB Financial Group *	12,100	524

Synovus Financial Corp.	176,617	662

TCF Financial Corp.	40,600	529

Trustmark Corp.	18,100	345

Valley National Bancorp	51,820	637

Webster Financial Corp.	22,772	284

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Banks – 3.2% – continued

Westamerica Bancorporation	10,800	$562

Wilmington Trust Corp.	25,100	356
		10,086

Beverages – 0.5%

Hansen Natural Corp. *	26,605	977

PepsiAmericas, Inc.	20,161	576
		1,553

Biotechnology – 1.8%

Bio-Rad Laboratories, Inc., Class A *	6,642	610

Charles River Laboratories International, Inc. *	23,864	883

OSI Pharmaceuticals, Inc. *	20,900	738

United Therapeutics Corp. *	16,800	823

Vertex Pharmaceuticals, Inc. *	65,752	2,492
		5,546

Building Materials – 0.8%

Lennox International, Inc.	17,429	629

Louisiana-Pacific Corp. *	44,920	300

Martin Marietta Materials, Inc.	16,193	1,491
		2,420

Chemicals – 3.0%

Albemarle Corp.	32,125	1,112

Ashland, Inc.	26,279	1,136

Cabot Corp.	24,100	557

Cytec Industries, Inc.	17,716	575

Lubrizol Corp.	23,905	1,708

Minerals Technologies, Inc.	6,700	319

Olin Corp.	28,200	492

RPM International, Inc.	44,777	828

Sensient Technologies Corp.	17,900	497

Terra Industries, Inc.	36,200	1,255

Valspar Corp.	35,237	969
		9,448

Coal – 0.5%

Arch Coal, Inc.	58,998	1,306

Patriot Coal Corp. *	26,800	315
		1,621

Commercial Services – 6.6%

Aaron’s, Inc.	19,200	507

Alliance Data Systems Corp. *	19,496	1,191

Brink’s Home Security Holdings, Inc. *	17,171	529

Career Education Corp. *	25,200	614

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Commercial Services – 6.6% – continued

Corinthian Colleges, Inc. *	31,300	$581

Corporate Executive Board (The) Co.	12,100	301

Corrections Corp. of America *	41,800	947

Deluxe Corp.	18,800	322

FTI Consulting, Inc. *	18,892	805

Gartner, Inc. *	21,200	387

Global Payments, Inc.	29,202	1,364

Hewitt Associates, Inc., Class A *	29,900	1,089

ITT Educational Services, Inc. *	11,503	1,270

Kelly Services, Inc., Class A	8,900	110

Korn/Ferry International *	16,000	233

Lender Processing Services, Inc.	34,116	1,302

Manpower, Inc.	28,500	1,616

MPS Group, Inc. *	32,900	346

Navigant Consulting, Inc. *	17,800	240

Pharmaceutical Product Development, Inc.	43,000	943

Rent-A-Center, Inc. *	24,200	457

Rollins, Inc.	16,678	314

SAIC, Inc. *	73,466	1,289

SEI Investments Co.	45,925	904

Service Corp. International	92,244	647

Sotheby’s	24,200	417

Strayer Education, Inc.	5,100	1,110

TravelCenters of America LLC - (Fractional Shares) (1) *	80,000	–

United Rentals, Inc. *	20,667	213

Watson Wyatt Worldwide, Inc., Class A	15,300	667
		20,715

Computers – 2.4%

Cadence Design Systems, Inc. *	97,103	713

Diebold, Inc.	23,900	787

DST Systems, Inc. *	13,539	607

Henry (Jack) & Associates, Inc.	30,300	711

Imation Corp.	10,000	93

Mentor Graphics Corp. *	34,100	317

Micros Systems, Inc. *	28,900	873

NCR Corp. *	58,134	803

Palm, Inc. *	56,188	979

SRA International, Inc., Class A *	16,478	356

Synopsys, Inc. *	53,208	1,193
		7,432

Cosmetics/Personal Care – 0.3%

Alberto-Culver Co.	30,738	851

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Distribution/Wholesale – 1.2%

Fossil, Inc. *	18,001	$512

Ingram Micro, Inc., Class A *	57,040	961

LKQ Corp. *	51,000	946

Owens & Minor, Inc.	15,000	679

Tech Data Corp. *	18,563	772
		3,870

Diversified Financial Services – 1.8%

Affiliated Managers Group, Inc. *	15,000	975

AmeriCredit Corp. *	35,342	558

Eaton Vance Corp.	41,591	1,164

Jefferies Group, Inc. *	43,398	1,182

Raymond James Financial, Inc.	36,193	843

Waddell & Reed Financial, Inc., Class A	30,900	879
		5,601

Electric – 3.5%

Alliant Energy Corp.	40,168	1,119

Black Hills Corp.	14,200	357

Cleco Corp.	22,000	552

DPL, Inc.	40,615	1,060

Great Plains Energy, Inc.	48,748	875

Hawaiian Electric Industries, Inc.	33,100	600

IDACORP, Inc.	17,500	504

MDU Resources Group, Inc.	64,720	1,349

NSTAR	37,567	1,195

NV Energy, Inc.	85,352	989

OGE Energy Corp.	35,126	1,162

PNM Resources, Inc.	32,085	375

Westar Energy, Inc.	39,300	767
		10,904

Electrical Components & Equipment – 1.2%

AMETEK, Inc.	37,757	1,318

Energizer Holdings, Inc. *	24,485	1,624

Hubbell, Inc., Class B	19,445	817
		3,759

Electronics – 2.9%

Arrow Electronics, Inc. *	43,500	1,224

Avnet, Inc. *	53,145	1,380

Gentex Corp.	50,300	712

Itron, Inc. *	14,592	936

Mettler-Toledo International, Inc. *	11,783	1,067

National Instruments Corp.	19,175	530

Thomas & Betts Corp. *	19,300	581

Trimble Navigation Ltd. *	43,500	1,040

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Electronics – 2.9% – continued

Varian, Inc. *	10,600	$541

Vishay Intertechnology, Inc. *	68,200	539

Woodward Governor Co.	19,398	471
		9,021

Engineering & Construction – 1.7%

Aecom Technology Corp. *	38,947	1,057

Dycom Industries, Inc. *	14,000	172

Granite Construction, Inc.	12,000	371

KBR, Inc.	58,300	1,358

Shaw Group (The), Inc. *	30,400	976

URS Corp.*	29,968	1,308
		5,242

Entertainment – 0.5%

DreamWorks Animation SKG, Inc., Class A *	26,552	945

International Speedway Corp., Class A	11,529	318

Scientific Games Corp., Class A *	22,700	359
		1,622

Environmental Control – 0.5%

Clean Harbors, Inc. *	8,256	465

Mine Safety Appliances Co.	10,400	286

Waste Connections, Inc. *	28,767	830
		1,581

Food – 1.4%

Corn Products International, Inc.	27,200	776

Flowers Foods, Inc.	28,300	744

Lancaster Colony Corp.	7,200	369

Ralcorp Holdings, Inc. *	19,756	1,155

Ruddick Corp.	14,600	389

Smithfield Foods, Inc. *	52,166	720

Tootsie Roll Industries, Inc.	9,086	216
		4,369

Forest Products & Paper – 0.4%

Rayonier, Inc.	28,685	1,173

Gas – 2.1%

AGL Resources, Inc.	27,099	956

Energen Corp.	25,925	1,117

National Fuel Gas Co.	29,100	1,333

Southern Union Co.	45,300	942

UGI Corp.	37,631	943

Vectren Corp.	28,124	648

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Gas – 2.1% – continued

WGL Holdings, Inc.	18,200	$603
		6,542

Hand/Machine Tools – 0.5%

Kennametal, Inc.	29,300	721

Lincoln Electric Holdings, Inc.	15,300	726
		1,447

Healthcare – Products – 4.4%

Affymetrix, Inc. *	25,900	227

Beckman Coulter, Inc.	24,203	1,669

Edwards Lifesciences Corp. *	20,341	1,422

Gen-Probe, Inc. *	18,200	754

Henry Schein, Inc. *	31,892	1,751

Hill-Rom Holdings, Inc.	22,641	493

Hologic, Inc. *	93,395	1,526

IDEXX Laboratories, Inc. *	20,527	1,026

Immucor, Inc. *	25,800	457

Kinetic Concepts, Inc. *	22,990	850

Masimo Corp. *	19,218	504

ResMed, Inc. *	27,388	1,238

STERIS Corp.	21,100	643

Techne Corp.	12,874	805

Thoratec Corp. *	20,300	614
		13,979

Healthcare – Services – 2.3%

Community Health Systems, Inc. *	33,600	1,073

Covance, Inc. *	23,300	1,262

Health Management Associates, Inc., Class A *	89,900	673

Health Net, Inc. *	37,300	574

Kindred Healthcare, Inc. *	15,255	248

LifePoint Hospitals, Inc. *	19,600	530

Lincare Holdings, Inc. *	24,800	775

Psychiatric Solutions, Inc. *	20,200	541

Universal Health Services, Inc., Class B	17,789	1,102

WellCare Health Plans, Inc. *	15,437	380
		7,158

Home Builders – 1.1%

MDC Holdings, Inc.	13,599	472

NVR, Inc. *	2,125	1,354

Ryland Group, Inc.	15,600	329

Thor Industries, Inc.	12,400	384

Toll Brothers, Inc. *	48,033	939
		3,478

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Household Products/Wares – 1.1%

American Greetings Corp., Class A	15,000	$334

Blyth, Inc.	2,075	80

Church & Dwight Co., Inc.	25,600	1,453

Scotts Miracle-Gro (The) Co., Class A	16,332	701

Tupperware Brands Corp.	22,935	916
		3,484

Insurance – 4.5%

American Financial Group, Inc. of Ohio	27,472	700

Brown & Brown, Inc.	42,400	812

Everest Re Group Ltd.	21,738	1,906

Fidelity National Financial, Inc., Class A	81,756	1,233

First American Corp.	34,021	1,101

Gallagher (Arthur J.) & Co.	36,736	895

Hanover Insurance Group (The), Inc.	18,428	762

HCC Insurance Holdings, Inc.	40,539	1,109

Horace Mann Educators Corp.	14,000	196

Mercury General Corp.	12,149	440

Old Republic International Corp.	87,400	1,064

Protective Life Corp.	30,800	660

Reinsurance Group of America, Inc.	25,929	1,156

StanCorp Financial Group, Inc.	17,641	712

Unitrin, Inc.	18,199	355

W.R. Berkley Corp.	48,875	1,236
		14,337

Internet – 2.2%

Avocent Corp. *	16,200	328

Digital River, Inc. *	13,712	553

Equinix, Inc. *	14,230	1,309

F5 Networks, Inc. *	28,600	1,134

NetFlix, Inc. *	16,835	777

Priceline.com, Inc. *	15,083	2,501

ValueClick, Inc. *	31,900	421
		7,023

Investment Companies – 0.2%
Apollo Investment Corp.	59,459	568

Iron/Steel – 1.3%

Carpenter Technology Corp.	16,000	374

Cliffs Natural Resources, Inc.	47,600	1,540

Reliance Steel & Aluminum Co.	22,435	955

Steel Dynamics, Inc.	75,926	1,165
		4,034

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Leisure Time – 0.4%

Callaway Golf Co.	23,100	$176

Life Time Fitness, Inc. *	15,344	430

WMS Industries, Inc. *	16,760	747
		1,353

Lodging – 0.1%
Boyd Gaming Corp. *	18,800	205

Machinery – Construction & Mining – 1.1%

Bucyrus International, Inc.	27,406	976

Joy Global, Inc.	36,424	1,783

Terex Corp. *	39,639	822
		3,581

Machinery – Diversified – 1.9%

AGCO Corp. *	33,600	929

Graco, Inc.	21,600	602

IDEX Corp.	29,500	825

Nordson Corp.	12,200	684

Roper Industries, Inc.	31,999	1,631

Wabtec Corp.	17,500	657

Zebra Technologies Corp., Class A *	21,800	565
		5,893

Media – 0.5%

FactSet Research Systems, Inc.	15,403	1,020

Scholastic Corp.	8,800	214

Wiley (John) & Sons, Inc., Class A	14,508	505
		1,739

Metal Fabrication/Hardware – 0.7%

Commercial Metals Co.	41,000	734

Timken (The) Co.	27,020	633

Valmont Industries, Inc.	7,347	626

Worthington Industries, Inc.	21,200	294
		2,287

Miscellaneous Manufacturing – 2.7%

Aptargroup, Inc.	24,447	913

Brink’s (The) Co.	17,343	467

Carlisle Cos., Inc.	22,500	763

Crane Co.	17,300	446

Donaldson Co., Inc.	28,171	976

Federal Signal Corp.	17,000	122

Harsco Corp.	29,300	1,037

Matthews International Corp., Class A	11,300	400

Pentair, Inc.	35,792	1,057

SPX Corp.	17,888	1,096

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Miscellaneous Manufacturing – 2.7% – continued

Teleflex, Inc.	14,531	$702

Trinity Industries, Inc.	28,750	494
		8,473

Office Furnishings – 0.2%

Herman Miller, Inc.	19,500	330

HNI Corp.	15,600	368
		698

Oil & Gas – 4.4%

Bill Barrett Corp. *	13,965	458

Cimarex Energy Co.	30,460	1,319

Comstock Resources, Inc. *	16,800	673

Encore Acquisition Co. *	20,001	748

Forest Oil Corp. *	41,133	805

Frontier Oil Corp.	37,500	522

Helmerich & Payne, Inc.	37,394	1,478

Mariner Energy, Inc. *	36,700	520

Newfield Exploration Co. *	47,099	2,005

Patterson-UTI Energy, Inc.	56,135	848

Plains Exploration & Production Co. *	49,288	1,363

Pride International, Inc. *	61,691	1,878

Quicksilver Resources, Inc. *	42,710	606

Unit Corp. *	14,705	607
		13,830

Oil & Gas Services – 0.9%

Exterran Holdings, Inc. *	22,600	537

Helix Energy Solutions Group, Inc. *	32,273	483

Oceaneering International, Inc. *	20,033	1,137

Superior Energy Services, Inc. *	28,500	642
		2,799

Packaging & Containers – 1.0%

Greif, Inc., Class A	12,401	683

Packaging Corp. of America	37,500	765

Sonoco Products Co.	36,400	1,002

Temple-Inland, Inc.	38,800	637
		3,087

Pharmaceuticals – 2.1%

Endo Pharmaceuticals Holdings, Inc. *	42,879	970

Medicis Pharmaceutical Corp., Class A	20,600	440

NBTY, Inc. *	21,621	856

Omnicare, Inc.	41,181	927

Perrigo Co.	28,854	981

Sepracor, Inc. *	38,934	891

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Pharmaceuticals – 2.1% – continued

Valeant Pharmaceuticals International *	24,863	$698

VCA Antech, Inc. *	29,184	785
		6,548

Pipelines – 0.4%

Oneok, Inc.	38,420	1,407

Real Estate – 0.2%

Jones Lang LaSalle, Inc.	15,117	716

Real Estate Investment Trusts – 6.2%

Alexandria Real Estate Equities, Inc.	15,114	821

AMB Property Corp.	52,102	1,196

BRE Properties, Inc.	18,569	581

Camden Property Trust	23,100	931

Corporate Office Properties Trust SBI of Maryland	21,067	777

Cousins Properties, Inc.	30,444	252

Duke Realty Corp.	81,600	980

Equity One, Inc.	12,646	198

Essex Property Trust, Inc.	9,881	786

Federal Realty Investment Trust	21,566	1,323

Highwoods Properties, Inc.	25,600	805

Hospitality Properties Trust	43,191	880

Liberty Property Trust	40,624	1,321

Macerich (The) Co.	29,366	891

Mack-Cali Realty Corp.	28,200	912

Nationwide Health Properties, Inc.	37,599	1,165

Omega Healthcare Investors, Inc.	29,900	479

Potlatch Corp.	14,638	416

Realty Income Corp.	38,200	980

Regency Centers Corp.	29,166	1,081

SL Green Realty Corp.	27,976	1,227

UDR, Inc.	55,052	867

Weingarten Realty Investors	36,437	726
		19,595

Retail – 7.8%

99 Cents Only Stores *	17,200	231

Advance Auto Parts, Inc.	34,639	1,361

Aeropostale, Inc. *	24,456	1,063

American Eagle Outfitters, Inc.	75,416	1,272

AnnTaylor Stores Corp. *	20,900	332

Barnes & Noble, Inc.	13,062	290

BJ’s Wholesale Club, Inc. *	20,000	724

Bob Evans Farms, Inc. of Delaware	11,400	331

Brinker International, Inc.	36,700	577

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Retail – 7.8% – continued

Carmax, Inc. *	78,436	$1,639

Cheesecake Factory (The), Inc. *	21,700	402

Chico’s FAS, Inc. *	64,500	839

Chipotle Mexican Grill, Inc., Class A *	11,600	1,126

Coldwater Creek, Inc. *	20,462	168

Collective Brands, Inc. *	23,100	400

Copart, Inc. *	23,127	768

Dick’s Sporting Goods, Inc. *	31,969	716

Dollar Tree, Inc. *	32,500	1,582

Foot Locker, Inc.	55,700	666

Guess?, Inc.	20,122	745

J. Crew Group, Inc. *	19,386	694

MSC Industrial Direct Co., Class A	15,223	664

Panera Bread Co., Class A *	11,200	616

PetSmart, Inc.	45,900	998

Phillips-Van Heusen Corp.	18,974	812

Regis Corp.	18,743	291

Ross Stores, Inc.	44,484	2,125

Saks, Inc. *	52,000	355

Urban Outfitters, Inc. *	47,143	1,422

Wendy’s/Arby’s Group, Inc., Class A	125,744	595

Williams-Sonoma, Inc.	36,743	743
		24,547

Savings & Loans – 1.1%

Astoria Financial Corp.	29,700	328

First Niagara Financial Group, Inc.	66,924	825

New York Community Bancorp, Inc.	124,019	1,416

NewAlliance Bancshares, Inc.	37,800	405

Washington Federal, Inc.	37,374	630
		3,604

Semiconductors – 2.5%

Atmel Corp. *	164,700	690

Cree, Inc. *	36,563	1,344

Fairchild Semiconductor International, Inc. *	44,800	458

Integrated Device Technology, Inc. *	59,730	404

International Rectifier Corp. *	26,400	514

Intersil Corp., Class A	44,100	675

Lam Research Corp. *	44,396	1,517

Rovi Corp. *	35,871	1,205

Semtech Corp. *	22,200	378

Silicon Laboratories, Inc. *	16,452	763
		7,948

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Software – 3.0%

ACI Worldwide, Inc. *	12,100	$183

Acxiom Corp. *	29,990	284

Advent Software, Inc. *	5,771	232

ANSYS, Inc. *	31,900	1,195

Broadridge Financial Solutions, Inc.	50,462	1,014

Cerner Corp. *	23,901	1,788

Fair Isaac Corp.	18,100	389

Informatica Corp. *	32,406	732

Mantech International Corp., Class A *	7,800	368

Metavante Technologies, Inc. *	32,600	1,124

Parametric Technology Corp. *	41,800	578

Quest Software, Inc. *	21,800	367

Sybase, Inc. *	28,449	1,107
		9,361

Telecommunications – 2.1%

3Com Corp. *	141,400	739

ADC Telecommunications, Inc. *	34,900	291

Adtran, Inc.	19,800	486

Cincinnati Bell, Inc. *	75,600	265

CommScope, Inc. *	32,745	980

NeuStar, Inc., Class A *	27,155	614

Plantronics, Inc.	17,900	480

Polycom, Inc. *	30,200	808

RF Micro Devices, Inc. *	95,600	519

Syniverse Holdings, Inc. *	25,908	453

Telephone & Data Systems, Inc.	33,335	1,034
		6,669

Textiles – 0.3%

Mohawk Industries, Inc. *	20,444	975

Toys, Games & Hobbies – 0.3%

Marvel Entertainment, Inc. *	17,800	883

Transportation – 1.9%

Alexander & Baldwin, Inc.	14,979	481

Con-way, Inc.	17,691	678

Hunt (J.B.) Transport Services, Inc.	30,394	976

Kansas City Southern *	32,732	867

Kirby Corp. *	19,503	718

Landstar System, Inc.	18,700	712

Overseas Shipholding Group, Inc.	8,678	324

Tidewater, Inc.	18,600	876

Werner Enterprises, Inc.	16,000	298
		5,930

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Trucking & Leasing – 0.1%

GATX Corp.	17,259	$482

Water – 0.3%

Aqua America, Inc.	48,966	864
Total Common Stocks
(Cost $322,451)		310,494

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21 *	16	$–
Total Warrants
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT- TERM INVESTMENTS – 0.2%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$22	$22
U.S. Treasury Bill, 0.27%, 11/19/09(2)	460	460
Total Short-Term Investments
(Cost $482)		482

Total Investments – 98.7%
(Cost $322,933)		310,976
Other Assets less Liabilities – 1.3%		4,157
NET ASSETS – 100.0%		$315,133

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

* Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P Midcap 400 E-Mini	67	$4,618	Long	12/09	$27

At September 30, 2009, the industry sectors for the Mid Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.7%
Consumer Staples	3.8
Energy	6.6
Financials	18.2
Health Care	12.3
Industrials	14.8
Information Technology	15.2
Materials	6.8
Telecommunication Services	0.6
Utilities	6.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stock	$310,494	(1)	$ –	$–	$310,494
Short-Term Investments	–		482	–	482
Total Investments	$310,494		$482	$–	$310,976
Other Financial Instruments*	$27		$ –	$–	$27

(1)	Classifications as defined in the Schedule of Investments.

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2%

Advertising – 0.2%

APAC Customer Services, Inc. *	7,742	$46

Harte-Hanks, Inc.	9,000	125

inVentiv Health, Inc. *	9,163	153

Marchex, Inc., Class B	5,500	27
		351

Aerospace/Defense – 1.3%

AAR Corp. *	9,471	208

Aerovironment, Inc. *	3,756	105

Argon ST, Inc. *	3,451	66

Astronics Corp. *	3,045	29

Cubic Corp.	4,200	166

Curtiss-Wright Corp.	11,333	387

Ducommun, Inc.	3,300	62

Esterline Technologies Corp. *	7,288	286

GenCorp, Inc. *	13,710	73

HEICO Corp.	6,342	275

Herley Industries, Inc. *	4,365	57

Kaman Corp.	7,051	155

LMI Aerospace, Inc. *	2,838	28

Moog, Inc., Class A *	10,564	312

National Presto Industries, Inc.	1,341	116

Orbital Sciences Corp. *	13,800	207

Teledyne Technologies, Inc. *	9,000	324

Triumph Group, Inc.	4,260	204
		3,060

Agriculture – 0.4%

AgFeed Industries, Inc. *	8,159	44

Alico, Inc.	900	26

Alliance One International, Inc. *	24,734	111

Andersons (The), Inc.	5,000	176

Cadiz, Inc. *	4,154	49

Griffin Land & Nurseries, Inc.	600	19

Star Scientific, Inc. *	19,200	18

Tejon Ranch Co. *	2,600	67

Universal Corp. of Virginia	6,699	280

Vector Group Ltd.	8,883	138
		928

Airlines – 0.8%

Airtran Holdings, Inc. *	30,254	189

Alaska Air Group, Inc. *	9,831	263

Allegiant Travel Co. *	4,128	157

Hawaiian Holdings, Inc. *	14,614	121

JetBlue Airways Corp. *	59,849	358

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Airlines – 0.8% – continued

Republic Airways Holdings, Inc. *	10,158	$95

Skywest, Inc.	14,400	239

UAL Corp. *	36,300	335

US Airways Group, Inc. *	41,401	194
		1,951

Apparel – 1.7%

American Apparel, Inc. *	10,200	36

Carter’s, Inc. *	14,209	379

Cherokee, Inc.	1,800	43

Columbia Sportswear Co.	3,028	125

CROCS, Inc. *	22,900	152

Deckers Outdoor Corp. *	3,318	282

G-III Apparel Group Ltd. *	3,875	55

Iconix Brand Group, Inc. *	18,600	232

Jones Apparel Group, Inc.	21,550	386

K-Swiss, Inc., Class A	7,812	69

Maidenform Brands, Inc. *	4,952	79

Oxford Industries, Inc.	4,300	85

Perry Ellis International, Inc. *	3,200	51

Quiksilver, Inc. *	33,000	91

Skechers U.S.A., Inc., Class A *	7,966	137

Steven Madden Ltd. *	4,410	162

Timberland (The) Co., Class A *	10,900	152

True Religion Apparel, Inc. *	6,312	164

Under Armour, Inc., Class A *	8,209	228

Unifi, Inc. *	10,000	32

Volcom, Inc. *	5,094	84

Warnaco Group (The), Inc. *	11,566	507

Weyco Group, Inc.	1,700	39

Wolverine World Wide, Inc.	12,820	318
		3,888

Auto Manufacturers – 0.0%
Force Protection, Inc. *	19,397	106

Auto Parts & Equipment – 0.7%

American Axle & Manufacturing Holdings, Inc.	11,111	79

Amerigon, Inc. *	6,687	49

ArvinMeritor, Inc.	18,846	147

ATC Technology Corp. *	5,693	113

Cooper Tire & Rubber Co.	14,831	261

Dana Holding Corp. *	26,759	182

Dorman Products, Inc. *	2,276	34

Exide Technologies *	13,450	107

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Auto Parts & Equipment – 0.7% – continued

Fuel Systems Solutions, Inc. *	3,499	$126

Modine Manufacturing Co.	7,600	70

Spartan Motors, Inc.	8,839	45

Standard Motor Products, Inc.	4,769	73

Superior Industries International, Inc.	6,106	87

Tenneco, Inc. *	12,548	164

Titan International, Inc.	8,000	71

Wonder Auto Technology, Inc. *	4,395	53
		1,661

Banks – 5.7%

1st Source Corp.	3,408	56

Alliance Financial Corp. of New York	609	16

American National Bankshares, Inc. of Virginia	826	18

Ameris Bancorp	3,144	23

Ames National Corp.	1,500	36

Arrow Financial Corp.	1,854	51

Bancfirst Corp.	2,037	75

Banco Latinoamericano de Comercio Exterior S.A., Class E	7,916	113

Bancorp,(The) Inc. *	4,546	26

Bank Mutual Corp.	13,377	118

Bank of Kentucky Financial Corp.	400	8

Bank of Marin Bancorp of California	833	26

Bank of the Ozarks, Inc.	3,936	104

Banner Corp.	5,342	15

Bar Harbor Bankshares	400	14

Boston Private Financial Holdings, Inc.	19,231	125

Bridge Bancorp, Inc.	1,235	30

Bryn Mawr Bank Corp.	1,200	21

Camden National Corp.	2,302	76

Capital City Bank Group, Inc.	2,808	40

Cardinal Financial Corp.	8,546	70

Cass Information Systems, Inc.	1,775	53

Cathay General Bancorp	13,596	110

Center Bancorp, Inc.	1,377	10

Centerstate Banks , Inc.	3,442	27

Central Pacific Financial Corp.	8,965	23

Century Bancorp, Inc., Class A	484	11

Chemical Financial Corp.	6,122	133

Citizens & Northern Corp.	1,900	28

Citizens Holding Co.	1,000	26

Citizens Republic Bancorp, Inc. *	29,823	23

City Holding Co.	4,560	136

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Banks – 5.7% – continued

CNB Financial Corp.	1,406	$24

CoBiz Financial, Inc.	5,750	29

Columbia Banking System, Inc.	6,560	109

Community Bank System, Inc.	9,311	170

Community Trust Bancorp, Inc.	4,373	114

CVB Financial Corp.	22,075	168

Eagle Bancorp, Inc. *	1,657	16

East-West Bancorp, Inc.	23,900	198

Enterprise Bancorp, Inc.	808	10

Enterprise Financial Services Corp.	2,400	22

Farmers Capital Bank Corp.	1,200	21

Financial Institutions, Inc.	2,200	22

First Bancorp of North Carolina	4,533	82

First Bancorp of Puerto Rico	18,520	57

First Bancorp, Inc.	1,600	30

First Busey Corp.	5,816	27

First Commonwealth Financial Corp.	23,667	134

First Community Bancshares, Inc. of Virginia	3,184	40

First Financial Bancorp	10,839	131

First Financial Bankshares, Inc.	5,796	287

First Financial Corp. of Indiana	3,401	104

First Merchants Corp.	6,484	45

First Midwest Bancorp, Inc.	13,903	157

First of Long Island (The) Corp.	865	23

First South Bancorp, Inc. of North Carolina	1,900	22

FirstMerit Corp.	22,309	425

FNB Corp. of Pennsylvania	29,712	211

German American Bancorp, Inc.	1,895	29

Glacier Bancorp, Inc.	16,882	252

Great Southern Bancorp, Inc.	3,040	72

Guaranty Bancorp *	13,000	19

Hampton Roads Bankshares, Inc.	3,255	9

Hancock Holding Co.	6,624	249

Harleysville National Corp.	9,770	52

Heartland Financial USA, Inc.	3,000	44

Home Bancshares, Inc.	4,500	99

IBERIABANK Corp.	5,356	244

Independent Bank Corp. of Massachusetts	5,948	132

International Bancshares Corp.	13,760	224

Lakeland Bancorp, Inc.	4,641	35

Lakeland Financial Corp.	2,800	58

MainSource Financial Group, Inc.	4,570	31

MB Financial, Inc.	12,906	271

Merchants Bancshares, Inc.	621	13

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Banks – 5.7% – continued

Metro Bancorp, Inc. *	800	$10

Midsouth Bancorp, Inc.	702	9

Nara Bancorp, Inc.	7,534	52

National Bankshares, Inc.	2,329	59

National Penn Bancshares, Inc.	32,490	199

NBT Bancorp, Inc.	9,604	217

Northrim BanCorp, Inc.	926	14

Ohio Valley Banc Corp.	578	15

Old National Bancorp of Indiana	22,410	251

Old Second Bancorp, Inc.	3,138	18

Oriental Financial Group, Inc.	6,647	84

Orrstown Financial Services, Inc.	900	35

Pacific Capital Bancorp	14,880	21

Pacific Continental Corp.	2,000	21

PacWest Bancorp	7,502	143

Park National Corp.	3,044	178

Peapack Gladstone Financial Corp.	1,785	29

Penns Woods Bancorp, Inc.	543	17

Peoples Bancorp, Inc. of Ohio	2,460	32

Pinnacle Financial Partners, Inc. *	8,624	110

Premierwest Bancorp	3,255	9

PrivateBancorp, Inc.	9,553	234

Prosperity Bancshares, Inc.	12,598	438

Renasant Corp.	6,151	91

Republic Bancorp, Inc. of Kentucky, Class A	2,853	57

S & T Bancorp, Inc.	7,100	92

Sandy Spring Bancorp, Inc.	3,900	64

Santander BanCorp *	1,079	11

SCBT Financial Corp.	3,767	106

Shore Bancshares, Inc.	1,600	27

Sierra Bancorp	1,600	19

Signature Bank of New York *	9,796	284

Simmons First National Corp., Class A	4,097	118

Smithtown Bancorp, Inc.	4,525	52

South Financial Group (The), Inc.	41,700	61

Southside Bancshares, Inc.	3,923	88

Southwest Bancorp, Inc. of Oklahoma	4,785	67

State Bancorp, Inc.	2,700	23

StellarOne Corp.	4,900	72

Sterling Bancorp of New York	5,863	42

Sterling Bancshares, Inc. of Texas	22,678	166

Sterling Financial Corp. of Washington *	14,782	30

Suffolk Bancorp	2,962	88

Sun Bancorp, Inc. of New Jersey *	3,803	20

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCK – 99.2% – continued

Banks – 5.7% – continued

Susquehanna Bancshares, Inc.	21,752	$128

SVB Financial Group *	9,030	391

SY Bancorp, Inc.	3,482	80

Texas Capital Bancshares, Inc. *	9,829	166

Tompkins Financial Corp.	2,401	105

Tower Bancorp, Inc.	510	13

TowneBank	6,091	78

Trico Bancshares	4,217	69

Trustco Bank Corp. of New York	21,649	135

Trustmark Corp.	15,661	298

UCBH Holdings, Inc.	36,400	29

UMB Financial Corp.	8,012	324

Umpqua Holdings Corp.	20,073	213

Union Bankshares Corp. of Virginia	3,100	39

United Bankshares, Inc.	9,800	192

United Community Banks, Inc. of Georgia *	11,740	59

United Security Bancshares, Inc.	971	22

Univest Corp. of Pennsylvania	3,050	66

Washington Banking Co.	1,100	10

Washington Trust Bancorp, Inc.	2,800	49

Webster Financial Corp.	16,858	210

WesBanco, Inc.	6,639	103

West Bancorporation	3,700	18

Westamerica Bancorporation	8,000	416

Western Alliance Bancorp *	11,200	71

Wilshire Bancorp, Inc.	6,254	46

Wintrust Financial Corp.	6,730	188

Yadkin Valley Financial Corp.	2,800	13
		13,456

Beverages – 0.2%

Boston Beer Co., Inc., Class A *	2,604	97

Coca-Cola Bottling Co. Consolidated	1,291	62

Diedrich Coffee, Inc. *	1,111	27

Farmer Bros. Co.	1,600	33

Heckmann Corp. *	18,124	83

National Beverage Corp. *	2,760	32

Peet’s Coffee & Tea, Inc. *	3,468	98
		432

Biotechnology – 2.8%

Acorda Therapeutics, Inc. *	9,609	224

Affymax, Inc. *	3,046	73

Alnylam Pharmaceuticals, Inc. *	8,900	202

AMAG Pharmaceuticals, Inc. *	4,278	187

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Biotechnology – 2.8% – continued

American Oriental Bioengineering, Inc. *	14,600	$71

Arena Pharmaceuticals, Inc. *	24,139	108

Ariad Pharmaceuticals, Inc. *	25,952	58

Arqule, Inc. *	11,026	50

ARYx Therapeutics, Inc. *	5,449	17

Biocryst Pharmaceuticals, Inc. *	5,832	48

Cambrex Corp. *	9,057	57

Cardium Therapeutics, Inc. *	8,011	13

Celera Corp. *	21,485	134

Cell Therapeutics, Inc. *	139,649	172

Celldex Therapeutics, Inc. *	3,700	20

Chelsea Therapeutics International, Inc. *	6,924	17

China-Biotics, Inc. *	1,900	30

Clinical Data, Inc. *	2,100	35

Cubist Pharmaceuticals, Inc. *	14,375	290

Curis, Inc. *	12,942	30

Cytokinetics, Inc. *	8,855	47

Discovery Laboratories, Inc. *	36,814	50

Emergent Biosolutions, Inc. *	4,789	85

Enzo Biochem, Inc. *	7,307	52

Enzon Pharmaceuticals, Inc. *	12,730	105

Exelixis, Inc. *	27,800	177

Facet Biotech Corp. *	7,136	123

Geron Corp. *	22,100	145

GTX, Inc. *	5,665	72

Halozyme Therapeutics, Inc. *	16,510	117

Harvard Bioscience, Inc. *	8,760	33

Human Genome Sciences, Inc. *	41,810	787

Idera Pharmaceuticals, Inc. *	4,900	36

Immunogen, Inc. *	14,020	114

Immunomedics, Inc. *	18,700	103

Incyte Corp. *	21,000	142

Insmed, Inc. *	40,225	33

InterMune, Inc. *	10,364	165

Lexicon Pharmaceuticals, Inc. *	16,000	34

Ligand Pharmaceuticals, Inc., Class B *	26,275	61

Martek Biosciences Corp. *	8,613	195

Maxygen, Inc. *	7,596	51

Medicines (The) Co. *	14,272	157

Micromet, Inc. *	12,635	84

Molecular Insight Pharmaceuticals, Inc. *	5,180	29

Momenta Pharmaceuticals, Inc. *	9,709	103

Nanosphere, Inc. *	1,756	13

Novavax, Inc. *	17,700	70

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Biotechnology – 2.8% – continued

NPS Pharmaceuticals, Inc. *	13,763	$55

OncoGenex Pharmaceutical, Inc. *	1,276	46

PDL BioPharma, Inc.	32,742	258

Protalix BioTherapeutics, Inc. *	8,010	66

Regeneron Pharmaceuticals, Inc. *	15,800	305

Repligen Corp. *	9,576	48

RTI Biologics, Inc. *	12,700	55

Sangamo BioSciences, Inc. *	12,111	99

Seattle Genetics, Inc. *	19,426	273

Sequenom, Inc. *	16,676	54

StemCells, Inc. *	30,714	50

SuperGen, Inc. *	18,958	51

Vical, Inc. *	11,500	49

Zymogenetics, Inc. *	10,300	62
		6,490

Building Materials – 0.8%

AAON, Inc.	3,809	76

Apogee Enterprises, Inc.	7,900	119

Broadwind Energy, Inc. *	7,642	60

Builders FirstSource, Inc. *	4,200	18

Comfort Systems USA, Inc.	10,823	125

Drew Industries, Inc. *	4,700	102

Gibraltar Industries, Inc.	7,450	99

Interline Brands, Inc. *	8,760	148

Louisiana-Pacific Corp. *	26,800	179

LSI Industries, Inc.	4,312	29

NCI Building Systems, Inc. *	6,100	19

Quanex Building Products Corp.	8,900	128

Simpson Manufacturing Co., Inc.	9,600	242

Texas Industries, Inc.	5,971	251

Trex Co., Inc. *	4,400	80

U.S. Concrete, Inc. *	9,200	16

Universal Forest Products, Inc.	5,185	205
		1,896

Chemicals – 1.9%

Aceto Corp.	7,713	51

American Vanguard Corp.	5,000	42

Arch Chemicals, Inc.	6,117	183

Balchem Corp.	5,192	137

China Green Agriculture, Inc. *	2,859	33

Ferro Corp.	12,450	111

Fuller (H.B.) Co.	12,015	251

Grace (W.R.) & Co. *	18,400	400

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Chemicals – 1.9% – continued

Hawkins, Inc.	2,780	$65

ICO, Inc. *	5,900	28

Innophos Holdings, Inc.	4,925	91

Innospec, Inc.	5,500	81

Landec Corp. *	6,800	43

Minerals Technologies, Inc.	4,551	216

NewMarket Corp.	2,564	239

Olin Corp.	19,317	337

OM Group, Inc. *	7,588	231

Omnova Solutions, Inc. *	13,254	86

PolyOne Corp. *	21,600	144

Quaker Chemical Corp.	3,300	72

Rockwood Holdings, Inc. *	12,321	253

Schulman (A.), Inc.	6,273	125

Sensient Technologies Corp.	11,999	333

ShengdaTech, Inc. *	6,900	44

Solutia, Inc. *	29,891	346

Spartech Corp.	8,676	93

Stepan Co.	2,117	127

Symyx Technologies, Inc. *	9,898	66

Westlake Chemical Corp.	4,500	116

Zep, Inc.	5,650	92

Zoltek Cos., Inc. *	7,956	84
		4,520

Coal – 0.2%

International Coal Group, Inc. *	23,128	93

James River Coal Co. *	6,760	129

Patriot Coal Corp. *	18,266	215

Westmoreland Coal Co. *	1,900	16
		453

Commercial Services – 6.0%

ABM Industries, Inc.	11,363	239

Administaff, Inc.	5,600	147

Advance America Cash Advance Centers, Inc.	11,010	62

Advisory Board (The) Co. *	4,300	108

Albany Molecular Research, Inc. *	5,500	48

American Caresource Holdings, Inc. *	4,785	21

American Public Education, Inc. *	4,776	166

AMN Healthcare Services, Inc. *	8,572	81

Arbitron, Inc.	6,900	143

Asset Acceptance Capital Corp. *	3,600	26

Avis Budget Group, Inc. *	25,879	346

Bridgepoint Education, Inc. *	3,545	54

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Commercial Services – 6.0% – continued

Capella Education Co. *	3,825	$258

Cardtronics, Inc. *	3,800	30

CBIZ, Inc. *	12,821	96

CDI Corp.	2,800	39

Cenveo, Inc. *	11,070	77

Chemed Corp.	5,726	251

ChinaCast Education Corp. *	8,800	64

Coinstar, Inc. *	7,891	260

Consolidated Graphics, Inc. *	2,900	72

Corinthian Colleges, Inc. *	20,890	388

Cornell Cos., Inc. *	3,200	72

Corporate Executive Board (The) Co.	9,008	224

Corvel Corp. *	1,825	52

CoStar Group, Inc. *	5,285	218

CPI Corp.	1,609	20

CRA International, Inc. *	3,153	86

Cross Country Healthcare, Inc. *	7,300	68

Deluxe Corp.	12,711	217

Diamond Management & Technology Consultants, Inc.	3,998	27

Dollar Financial Corp. *	6,773	108

Dollar Thrifty Automotive Group, Inc. *	6,000	148

DynCorp International, Inc., Class A *	6,600	119

Electro Rent Corp.	5,074	58

Emergency Medical Services Corp., Class A *	2,832	132

Euronet Worldwide, Inc. *	12,856	309

ExlService Holdings, Inc. *	3,256	48

First Advantage Corp., Class A *	3,038	56

Forrester Research, Inc. *	4,416	118

Gartner, Inc. *	14,702	269

Geo Group (The), Inc. *	12,734	257

Global Cash Access Holdings, Inc. *	10,200	75

Grand Canyon Education, Inc. *	4,581	82

Great Lakes Dredge & Dock Corp.	9,000	63

H&E Equipment Services, Inc. *	7,916	90

Hackett Group (The), Inc. *	9,300	27

Healthcare Services Group, Inc.	11,729	215

Heartland Payment Systems, Inc.	10,459	152

Heidrick & Struggles International, Inc.	4,867	113

Hill International, Inc. *	5,600	40

HMS Holdings Corp. *	6,911	264

Huron Consulting Group, Inc. *	5,630	145

ICF International, Inc. *	2,643	80

ICT Group, Inc. *	1,800	19

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Commercial Services – 6.0% – continued

Jackson Hewitt Tax Service, Inc.	8,000	$41

K12, Inc. *	6,473	107

Kelly Services, Inc., Class A	7,475	92

Kendle International, Inc. *	4,381	73

Kenexa Corp. *	6,300	85

Kforce, Inc. *	8,238	99

Korn/Ferry International *	12,284	179

Landauer, Inc.	2,592	142

Learning Tree International, Inc. *	2,750	31

Lincoln Educational Services Corp. *	2,971	68

Live Nation, Inc. *	23,340	191

Mac-Gray Corp. *	2,246	24

MAXIMUS, Inc.	4,820	225

McGrath Rentcorp	6,531	139

Medifast, Inc. *	3,985	87

MedQuist, Inc.	1,361	9

Midas, Inc. *	3,300	31

MoneyGram International, Inc. *	24,604	77

Monro Muffler Brake, Inc.	4,711	150

MPS Group, Inc. *	22,972	242

Multi-Color Corp.	2,350	36

Navigant Consulting, Inc. *	12,214	165

Net 1 UEPS Technologies, Inc. *	7,983	167

Odyssey Marine Exploration, Inc. *	18,444	34

On Assignment, Inc. *	8,100	47

Parexel International Corp. *	14,976	204

PHH Corp. *	13,742	273

Pre-Paid Legal Services, Inc. *	1,896	96

Providence Service (The) Corp. *	3,364	39

Rent-A-Center, Inc. *	17,000	321

Resources Connection, Inc. *	11,400	194

Rewards Network, Inc. *	871	12

Riskmetrics Group, Inc. *	5,135	75

Rollins, Inc.	11,200	211

RSC Holdings, Inc. *	11,200	81

Sotheby’s	16,784	289

Spherion Corp. *	14,792	92

Standard Parking Corp. *	2,579	45

StarTek, Inc. *	2,300	20

Steiner Leisure Ltd. *	4,000	143

Stewart Enterprises, Inc., Class A	20,000	105

SuccessFactors, Inc. *	8,584	121

Team, Inc. *	5,305	90

TeleTech Holdings, Inc. *	8,300	142

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Commercial Services – 6.0% – continued

Ticketmaster Entertainment, Inc. *	9,575	$112

TNS, Inc. *	6,805	186

Transcend Services, Inc. *	1,731	30

Tree.com, Inc. *	2,264	17

TrueBlue, Inc. *	10,700	151

United Rentals, Inc. *	16,483	170

Universal Technical Institute, Inc. *	5,500	108

Valassis Communications, Inc. *	12,227	219

Viad Corp.	5,770	115

Volt Information Sciences, Inc. *	3,775	46

Watson Wyatt Worldwide, Inc., Class A	10,900	475

Wright Express Corp. *	9,566	282
		13,952

Computers – 2.8%

3D Systems Corp. *	4,500	42

3PAR, Inc. *	7,828	86

Agilysys, Inc.	5,287	35

CACI International, Inc., Class A *	7,485	354

CIBER, Inc. *	14,547	58

Cogo Group, Inc. *	7,661	47

Compellent Technologies, Inc. *	4,906	89

Computer Task Group, Inc. *	2,600	21

COMSYS IT Partners, Inc. *	3,300	21

Cray, Inc. *	9,715	81

Dynamics Research Corp. *	1,300	17

Echelon Corp. *	7,200	93

Electronics for Imaging, Inc. *	13,855	156

Henry (Jack) & Associates, Inc.	22,020	517

iGate Corp.	5,400	46

Imation Corp.	6,900	64

Immersion Corp. *	8,501	36

Insight Enterprises, Inc. *	12,358	151

Integral Systems, Inc. of Maryland *	5,168	36

Isilon Systems, Inc. *	4,804	29

LivePerson, Inc. *	12,533	63

Manhattan Associates, Inc. *	6,500	131

Maxwell Technologies, Inc. *	6,377	118

Mentor Graphics Corp. *	23,408	218

Mercury Computer Systems, Inc. *	6,516	64

MTS Systems Corp.	4,605	135

NCI, Inc., Class A *	2,000	57

Ness Technologies, Inc. *	12,077	95

Netezza Corp. *	12,875	145

Netscout Systems, Inc. *	7,362	100

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Computers – 2.8% – continued

Palm, Inc. *	42,517	$741

Perot Systems Corp., Class A *	22,400	665

Quantum Corp. *	54,200	68

Radiant Systems, Inc. *	6,600	71

Radisys Corp. *	6,830	59

Rimage Corp. *	2,400	41

Riverbed Technology, Inc. *	13,885	305

Silicon Graphics International Corp. *	8,600	58

Silicon Storage Technology, Inc. *	17,900	43

Smart Modular Technologies WWH, Inc. *	11,200	53

SRA International, Inc., Class A *	10,124	219

STEC, Inc. *	6,294	185

Stratasys, Inc. *	5,900	101

Super Micro Computer, Inc. *	7,087	60

SYKES Enterprises, Inc. *	9,261	193

Synaptics, Inc. *	8,718	220

Syntel, Inc.	3,424	163

Tier Technologies, Inc., Class B *	3,198	27

Unisys Corp. *	93,695	250

Virtusa Corp. *	4,500	43
		6,670

Cosmetics/Personal Care – 0.3%

Bare Escentuals, Inc. *	16,471	196

Chattem, Inc. *	4,858	323

Elizabeth Arden, Inc. *	7,255	85

Inter Parfums, Inc.	3,600	44

Revlon, Inc. *	5,915	29
		677

Distribution/Wholesale – 1.2%

Beacon Roofing Supply, Inc. *	12,227	195

BlueLinx Holdings, Inc. *	2,067	8

BMP Sunstone Corp. *	6,722	27

Brightpoint, Inc. *	11,750	103

Chindex International, Inc. *	3,961	50

Core-Mark Holding Co., Inc. *	2,900	83

FGX International Holdings Ltd. *	4,381	61

Fossil, Inc. *	12,215	348

Houston Wire & Cable Co.	5,220	58

MWI Veterinary Supply, Inc. *	3,003	120

Owens & Minor, Inc.	10,432	472

Pool Corp.	12,713	282

Rentrak Corp. *	3,005	54

Scansource, Inc. *	6,998	198

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Distribution/Wholesale – 1.2% – continued

School Specialty, Inc. *	4,793	$114

Titan Machinery, Inc. *	4,012	50

United Stationers, Inc. *	6,172	294

Watsco, Inc.	6,050	326
		2,843

Diversified Financial Services – 2.1%

BGC Partners, Inc., Class A	14,315	61

Broadpoint Gleacher Securities, Inc. *	11,865	99

Calamos Asset Management, Inc., Class A	5,600	73

Cohen & Steers, Inc.	4,700	113

CompuCredit Holdings Corp. *	3,800	18

Credit Acceptance Corp. *	1,252	40

Diamond Hill Investment Group, Inc. *	780	45

Duff & Phelps Corp., Class A	4,541	87

E*TRADE Financial Corp. *	376,715	659

Encore Capital Group, Inc. *	3,100	42

Epoch Holding Corp.	2,400	21

Evercore Partners, Inc., Class A	3,106	91

FBR Capital Markets Corp. *	5,800	34

FCStone Group, Inc. *	8,476	41

Financial Federal Corp.	6,100	151

First Marblehead (The) Corp. *	16,000	35

GAMCO Investors, Inc., Class A	2,100	96

GFI Group, Inc.	16,880	122

International Assets Holding Corp. *	800	13

JMP Group, Inc.	2,575	25

KBW, Inc. *	8,723	281

Knight Capital Group, Inc., Class A *	23,900	520

LaBranche & Co., Inc. *	16,248	55

MarketAxess Holdings, Inc. *	8,827	106

MF Global Ltd. *	23,471	171

National Financial Partners Corp. *	10,799	94

Nelnet, Inc., Class A *	4,422	55

NewStar Financial, Inc. *	5,457	18

Ocwen Financial Corp. *	12,338	140

Oppenheimer Holdings, Inc., Class A	2,890	70

optionsXpress Holdings, Inc.	10,758	186

Penson Worldwide, Inc. *	5,711	56

Piper Jaffray Cos. *	4,962	237

Portfolio Recovery Associates, Inc. *	4,194	190

Pzena Investment Management, Inc., Class A *	2,746	22

Sanders Morris Harris Group, Inc.	3,800	23

Stifel Financial Corp. *	7,726	424

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Diversified Financial Services – 2.1% – continued

SWS Group, Inc.	6,946	$100

Teton Advisors, Inc.	31	–

Thomas Weisel Partners Group, Inc. *	6,650	36

TradeStation Group, Inc. *	9,735	79

US Global Investors, Inc., Class A	4,199	52

Virtus Investment Partners, Inc. *	2,009	31

Westwood Holdings Group, Inc.	1,696	59

World Acceptance Corp. *	4,200	106
		4,977

Electric – 1.8%

Allete, Inc.	7,100	238

Avista Corp.	14,339	290

Black Hills Corp.	9,200	232

Central Vermont Public Service Corp.	3,704	71

CH Energy Group, Inc.	4,579	203

Cleco Corp.	15,500	389

El Paso Electric Co. *	12,587	222

Empire District Electric (The) Co.	9,886	179

EnerNOC, Inc. *	3,337	111

IDACORP, Inc.	11,456	330

MGE Energy, Inc.	6,460	236

NorthWestern Corp.	10,012	245

Otter Tail Corp.	9,081	217

Pike Electric Corp. *	4,800	57

PNM Resources, Inc.	20,934	244

Portland General Electric Co.	18,500	365

UIL Holdings Corp.	8,433	222

Unisource Energy Corp.	8,547	263

Unitil Corp.	3,506	79

US Geothermal, Inc. *	20,373	32
		4,225

Electrical Components & Equipment – 1.1%

Advanced Battery Technologies, Inc. *	13,800	60

Advanced Energy Industries, Inc. *	7,600	108

American Superconductor Corp. *	10,947	367

Belden, Inc.	11,603	268

China BAK Battery, Inc. *	11,913	59

Encore Wire Corp.	5,000	112

Ener1, Inc. *	10,824	75

Energy Conversion Devices, Inc. *	11,163	129

EnerSys *	10,013	221

Evergreen Solar, Inc. *	45,399	87

Fushi Copperweld, Inc. *	4,906	42

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Electrical Components & Equipment – 1.1% – continued

GrafTech International Ltd. *	30,801	$453

Graham Corp.	3,174	49

Harbin Electric, Inc. *	3,430	58

Insteel Industries, Inc.	5,200	62

Littelfuse, Inc. *	6,000	157

Orion Energy Systems, Inc. *	2,200	7

Powell Industries, Inc. *	2,223	85

Power-One, Inc. *	24,617	48

PowerSecure International, Inc. *	3,142	21

SatCon Technology Corp. *	16,931	29

Ultralife Corp. *	3,900	24

Universal Display Corp. *	7,700	92

Valence Technology, Inc. *	11,100	20

Vicor Corp. *	4,600	36
		2,669

Electronics – 2.5%

American Science & Engineering, Inc.	2,576	175

Analogic Corp.	3,507	130

Badger Meter, Inc.	4,100	159

Bel Fuse, Inc., Class B	2,800	53

Benchmark Electronics, Inc. *	15,963	287

Brady Corp., Class A	12,338	354

Checkpoint Systems, Inc. *	9,400	155

China Security & Surveillance Technology, Inc. *	8,800	63

Cogent, Inc. *	11,900	120

Coherent, Inc. *	6,069	141

CTS Corp.	8,180	76

Cymer, Inc. *	7,873	306

Daktronics, Inc.	9,759	84

Dionex Corp. *	4,800	312

Electro Scientific Industries, Inc. *	7,902	106

FARO Technologies, Inc. *	4,847	83

FEI Co. *	10,044	248

ICx Technologies, Inc. *	2,000	12

II-VI, Inc. *	6,000	153

L-1 Identity Solutions, Inc. *	18,414	129

LaBarge, Inc. *	2,300	26

Measurement Specialties, Inc. *	3,400	35

Methode Electronics, Inc.	8,742	76

Microvision, Inc. *	20,002	110

Multi-Fineline Electronix, Inc. *	2,934	84

Newport Corp. *	10,758	94

NVE Corp. *	1,382	73

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Electronics – 2.5% – continued

OSI Systems, Inc. *	4,462	$82

Park Electrochemical Corp.	4,800	118

Plexus Corp. *	10,538	278

Rofin-Sinar Technologies, Inc. *	7,800	179

Rogers Corp. *	4,431	133

Spectrum Control, Inc. *	2,225	19

Stoneridge, Inc. *	5,666	40

Taser International, Inc. *	16,800	79

Technitrol, Inc.	11,377	105

TTM Technologies, Inc. *	10,400	119

Varian, Inc. *	7,333	374

Watts Water Technologies, Inc., Class A	7,100	215

Woodward Governor Co.	15,742	382

Zygo Corp. *	3,600	24
		5,791

Energy – Alternate Sources – 0.2%

Ascent Solar Technologies, Inc. *	4,807	36

Clean Energy Fuels Corp. *	8,668	125

Comverge, Inc. *	5,740	70

Evergreen Energy, Inc. *	28,200	18

FuelCell Energy, Inc. *	18,700	80

Green Plains Renewable Energy, Inc. *	3,100	22

GT Solar International, Inc. *	8,300	48

Headwaters, Inc. *	11,700	45

Syntroleum Corp. *	19,199	52
		496

Engineering & Construction – 0.9%

Argan, Inc. *	1,300	17

Baker (Michael) Corp. *	2,215	80

Dycom Industries, Inc. *	10,600	130

EMCOR Group, Inc. *	16,700	423

ENGlobal Corp. *	6,800	28

Exponent, Inc. *	3,990	112

Granite Construction, Inc.	8,577	265

Insituform Technologies, Inc., Class A *	10,751	206

Integrated Electrical Services, Inc. *	2,000	16

Layne Christensen Co. *	5,387	173

MYR Group, Inc. *	4,819	102

Orion Marine Group, Inc. *	6,340	130

Stanley, Inc. *	3,062	79

Sterling Construction Co., Inc. *	4,065	73

Tutor Perini Corp. *	6,563	140

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Engineering & Construction – 0.9% – continued

VSE Corp.	1,377	$54
		2,028

Entertainment – 0.8%

Ascent Media Corp. *	3,826	98

Bally Technologies, Inc. *	13,839	531

Bluegreen Corp. *	3,200	10

Carmike Cinemas, Inc. *	3,548	36

Churchill Downs, Inc.	2,452	94

Cinemark Holdings, Inc.	8,201	85

Dover Downs Gaming & Entertainment, Inc.	5,227	30

Great Wolf Resorts, Inc. *	6,160	22

Isle of Capri Casinos, Inc. *	4,428	52

National CineMedia, Inc.	11,382	193

Pinnacle Entertainment, Inc. *	15,664	160

Shuffle Master, Inc. *	15,023	141

Speedway Motorsports, Inc.	3,200	46

Vail Resorts, Inc. *	7,300	245

Youbet.com, Inc. *	9,574	20
		1,763

Environmental Control – 0.8%

American Ecology Corp.	5,221	98

Calgon Carbon Corp. *	13,600	202

Clean Harbors, Inc. *	5,582	314

Darling International, Inc. *	20,500	151

Energy Recovery, Inc. *	7,107	41

EnergySolutions, Inc.	18,828	174

Fuel Tech, Inc. *	5,000	56

Metalico, Inc. *	8,180	34

Met-Pro Corp.	4,598	44

Mine Safety Appliances Co.	7,200	198

Perma-Fix Environmental Services *	10,723	25

Tetra Tech, Inc. *	15,515	412

Waste Services, Inc. *	5,466	25
		1,774

Food – 1.8%

American Dairy, Inc. *	2,000	57

American Italian Pasta Co., Class A *	5,762	157

Arden Group, Inc., Class A	300	36

B&G Foods, Inc., Class A	3,800	31

Calavo Growers, Inc.	3,124	59

Cal-Maine Foods, Inc.	3,857	103

Chiquita Brands International, Inc. *	11,059	179

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Food – 1.8% – continued

Diamond Foods, Inc.	4,298	$136

Fresh Del Monte Produce, Inc. *	10,300	233

Great Atlantic & Pacific Tea Co. *	10,218	91

Hain Celestial Group (The), Inc. *	9,900	190

HQ Sustainable Maritime Industries, Inc. *	3,131	27

Imperial Sugar Co.	3,800	48

Ingles Markets, Inc., Class A	3,973	63

J & J Snack Foods Corp.	3,983	172

Lancaster Colony Corp.	5,078	260

Lance, Inc.	7,475	193

M & F Worldwide Corp. *	3,113	63

Nash Finch Co.	3,651	100

Ruddick Corp.	10,600	282

Sanderson Farms, Inc.	5,387	203

Seaboard Corp.	90	117

Seneca Foods Corp., Class A *	2,434	67

Smart Balance, Inc. *	16,300	100

Spartan Stores, Inc.	6,339	89

Tootsie Roll Industries, Inc.	5,713	136

TreeHouse Foods, Inc. *	7,763	277

United Natural Foods, Inc. *	10,900	261

Village Super Market, Class A	1,953	57

Weis Markets, Inc.	2,600	83

Winn-Dixie Stores, Inc. *	14,542	191

Zhongpin, Inc. *	5,750	85
		4,146

Forest Products & Paper – 0.6%

Boise, Inc. *	8,480	45

Buckeye Technologies, Inc. *	9,800	105

Clearwater Paper Corp. *	3,131	129

Deltic Timber Corp.	2,500	114

Domtar Corp. *	10,571	372

Glatfelter	10,500	121

Kapstone Paper and Packaging Corp. *	3,927	32

Neenah Paper, Inc.	4,600	54

Orchids Paper Products Co. *	1,672	34

Schweitzer-Mauduit International, Inc.	4,076	222

Wausau Paper Corp.	11,942	119
		1,347

Gas – 1.2%

Chesapeake Utilities Corp.	2,300	71

Laclede Group (The), Inc.	6,221	200

New Jersey Resources Corp.	11,075	402

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Gas – 1.2% – continued

Nicor, Inc.	11,156	$408

Northwest Natural Gas Co.	7,321	305

Piedmont Natural Gas Co., Inc.	19,038	456

South Jersey Industries, Inc.	8,326	294

Southwest Gas Corp.	10,700	274

WGL Holdings, Inc.	12,700	421
		2,831

Hand/Machine Tools – 0.4%

Baldor Electric Co.	11,807	323

Franklin Electric Co., Inc.	6,161	177

K-Tron International, Inc. *	757	72

Regal-Beloit Corp.	9,058	414
		986

Healthcare – Products – 4.2%

Abaxis, Inc. *	5,745	154

ABIOMED, Inc. *	9,200	89

Accuray, Inc. *	8,851	58

Affymetrix, Inc. *	19,900	175

Align Technology, Inc. *	15,100	215

Alphatec Holdings, Inc. *	5,075	23

American Medical Systems Holdings, Inc. *	18,440	312

Angiodynamics, Inc. *	6,886	95

Aspect Medical Systems, Inc. *	2,871	34

Atrion Corp.	465	67

ATS Medical, Inc. *	15,186	41

BioMimetic Therapeutics, Inc. *	3,525	43

Bovie Medical Corp. *	5,431	43

Bruker Corp. *	11,664	124

Cantel Medical Corp. *	3,741	56

Cardiac Science Corp. *	3,700	15

CardioNet, Inc. *	7,089	48

Cardiovascular Systems, Inc. *	1,303	9

Cepheid, Inc. *	14,800	196

Conceptus, Inc. *	7,789	144

Conmed Corp. *	8,075	155

CryoLife, Inc. *	8,406	67

Cutera, Inc. *	4,494	39

Cyberonics, Inc. *	7,573	121

Cynosure, Inc., Class A *	3,392	40

Delcath Systems, Inc. *	7,594	37

DexCom, Inc. *	12,686	101

Electro-Optical Sciences, Inc. *	5,416	52

Endologix, Inc. *	13,630	84

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Healthcare – Products – 4.2% – continued

EnteroMedics, Inc. *	3,282	$16

ev3, Inc. *	17,566	216

Exactech, Inc. *	1,800	28

Female Health (The) Co. *	4,080	21

Genomic Health, Inc. *	4,140	90

Greatbatch, Inc. *	5,389	121

Haemonetics Corp. of Massachusetts *	6,824	383

Hanger Orthopedic Group, Inc. *	7,100	98

Hansen Medical, Inc. *	7,437	26

HeartWare International, Inc. *	1,200	36

ICU Medical, Inc. *	3,435	127

Immucor, Inc. *	17,580	311

Insulet Corp. *	6,657	75

Integra LifeSciences Holdings Corp. *	4,979	170

Invacare Corp.	8,062	180

IRIS International, Inc. *	5,000	56

Kensey Nash Corp. *	2,512	73

LCA-Vision, Inc. *	5,992	42

Luminex Corp. *	11,194	190

MAKO Surgical Corp. *	2,213	19

Masimo Corp. *	12,694	333

Medical Action Industries, Inc. *	3,500	42

Merge Healthcare, Inc. *	8,192	34

Meridian Bioscience, Inc.	10,761	269

Merit Medical Systems, Inc. *	7,671	133

Micrus Endovascular Corp. *	4,879	63

Natus Medical, Inc. *	7,918	122

NuVasive, Inc. *	9,233	386

NxStage Medical, Inc. *	6,400	43

OraSure Technologies, Inc. *	11,100	32

Orthofix International N.V. *	4,500	132

Orthovita, Inc. *	18,653	82

Palomar Medical Technologies, Inc. *	5,164	84

PSS World Medical, Inc. *	15,724	343

Quidel Corp. *	7,400	120

Rochester Medical Corp. *	3,263	39

Rockwell Medical Technologies, Inc. *	2,548	20

Sirona Dental Systems, Inc. *	3,900	116

Somanetics Corp. *	3,623	58

SonoSite, Inc. *	4,890	129

Spectranetics Corp. *	7,900	51

Stereotaxis, Inc. *	8,253	37

STERIS Corp.	14,671	447

SurModics, Inc.*	4,339	107

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Healthcare – Products – 4.2% – continued

Symmetry Medical, Inc. *	10,124	$105

Synovis Life Technologies, Inc. *	3,616	50

Thoratec Corp. *	14,285	432

TomoTherapy, Inc. *	14,433	62

TranS1, Inc. *	2,600	13

Utah Medical Products, Inc.	400	12

Vascular Solutions, Inc. *	3,028	25

Vital Images, Inc. *	4,475	56

Volcano Corp. *	13,302	224

West Pharmaceutical Services, Inc.	8,127	330

Wright Medical Group, Inc. *	9,700	173

Young Innovations, Inc.	890	23

Zoll Medical Corp. *	6,000	129
		9,771

Healthcare – Services – 2.1%

Air Methods Corp. *	3,071	100

Alliance HealthCare Services, Inc. *	7,927	45

Allied Healthcare International, Inc. *	8,200	23

Almost Family, Inc. *	2,127	63

Amedisys, Inc. *	6,851	299

America Service Group, Inc.	2,729	45

American Dental Partners, Inc. *	2,625	37

AMERIGROUP Corp. *	13,239	293

Amsurg Corp. *	8,335	177

Assisted Living Concepts, Inc., Class A *	3,080	64

Bio-Reference Labs, Inc. *	3,161	109

Capital Senior Living Corp. *	6,200	38

Centene Corp. *	10,610	201

Emeritus Corp. *	4,500	99

Ensign Group (The), Inc.	2,103	29

Genoptix, Inc. *	4,438	154

Gentiva Health Services, Inc. *	7,480	187

Healthsouth Corp. *	22,400	350

Healthspring, Inc. *	11,755	144

Healthways, Inc. *	9,000	138

IPC The Hospitalist Co., Inc. *	4,223	133

Kindred Healthcare, Inc. *	9,533	155

LHC Group, Inc. *	4,307	129

Life Sciences Research, Inc. *	2,200	17

Magellan Health Services, Inc. *	9,302	289

Medcath Corp. *	4,400	39

Molina Healthcare, Inc. *	3,300	68

National Healthcare Corp.	1,900	71

Nighthawk Radiology Holdings, Inc. *	6,600	48

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Healthcare – Services – 2.1% – continued

Odyssey HealthCare, Inc. *	8,573	$107

Psychiatric Solutions, Inc. *	14,361	384

RadNet, Inc. *	6,400	17

RehabCare Group, Inc. *	5,084	110

Res-Care, Inc. *	5,700	81

Skilled Healthcare Group, Inc., Class A *	6,260	50

Sun Healthcare Group, Inc. *	12,110	105

Sunrise Senior Living, Inc. *	11,700	35

Triple-S Management Corp., Class B *	5,836	98

U.S. Physical Therapy, Inc. *	3,000	45

Virtual Radiologic Corp. *	1,700	22

WellCare Health Plans, Inc. *	10,571	261
		4,859

Holding Companies – Diversified – 0.0%

Compass Diversified Holdings	7,312	77

Resource America, Inc., Class A	2,500	12
		89

Home Builders – 0.4%

Amrep Corp. *	400	5

Beazer Homes USA, Inc. *	10,700	60

Brookfield Homes Corp. *	2,267	15

Cavco Industries, Inc. *	2,124	75

China Housing & Land Development, Inc. *	7,900	31

Hovnanian Enterprises, Inc., Class A *	15,710	60

M/I Homes, Inc. *	5,100	69

Meritage Homes Corp. *	7,900	160

Ryland Group, Inc.	10,700	226

Skyline Corp.	2,100	47

Standard-Pacific Corp. *	27,000	100

Winnebago Industries, Inc. *	7,200	106
		954

Home Furnishings – 0.6%

American Woodmark Corp.	3,057	59

Audiovox Corp., Class A *	4,000	27

DTS, Inc. *	4,892	134

Ethan Allen Interiors, Inc.	5,600	92

Furniture Brands International, Inc. *	10,100	56

Hooker Furniture Corp.	3,303	45

Kimball International, Inc., Class B	7,356	56

La-Z-Boy, Inc.	14,167	123

Sealy Corp. *	14,400	46

Stanley Furniture Co., Inc.	1,750	18

Tempur-Pedic International, Inc. *	18,942	359

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Home Furnishings – 0.6% – continued

TiVo, Inc. *	28,131	$292

Universal Electronics, Inc. *	3,934	80
		1,387

Household Products/Wares – 0.7%

ACCO Brands Corp. *	12,400	89

American Greetings Corp., Class A	11,200	250

Blyth, Inc.	1,700	66

Central Garden and Pet Co., Class A *	15,200	166

CSS Industries, Inc.	1,900	38

Ennis, Inc.	7,465	120

Helen of Troy Ltd. *	7,617	148

Prestige Brands Holdings, Inc. *	7,910	56

Standard Register (The) Co.	3,400	20

Tupperware Brands Corp.	15,974	638

WD-40 Co.	4,728	134
		1,725

Insurance – 3.4%

Ambac Financial Group, Inc.	74,400	125

American Equity Investment Life Holding Co.	13,871	97

American Physicians Capital, Inc.	2,933	85

American Physicians Service Group, Inc.	1,676	39

American Safety Insurance Holdings Ltd. *	2,600	41

Amerisafe, Inc. *	5,542	96

Amtrust Financial Services, Inc.	6,768	77

Argo Group International Holdings Ltd. *	7,543	254

Assured Guaranty Ltd.	25,921	503

Baldwin & Lyons, Inc., Class B	2,050	48

Citizens, Inc. of Texas *	8,500	54

CNA Surety Corp. *	3,800	62

Conseco, Inc. *	46,088	242

Crawford & Co., Class B *	6,621	29

Delphi Financial Group, Inc., Class A	10,936	247

Donegal Group, Inc., Class A	2,777	43

eHealth, Inc. *	6,785	99

EMC Insurance Group, Inc.	1,400	30

Employers Holdings, Inc.	12,500	194

Enstar Group Ltd. *	1,549	96

FBL Financial Group, Inc., Class A	4,100	80

First Acceptance Corp. *	4,721	13

First Mercury Financial Corp.	4,418	59

Flagstone Reinsurance Holdings Ltd.	8,678	98

FPIC Insurance Group, Inc. *	2,320	78

Greenlight Capital Re Ltd., Class A *	7,769	146

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Insurance – 3.4% – continued

Harleysville Group, Inc.	3,911	$124

Horace Mann Educators Corp.	10,200	142

Independence Holding Co.	1,480	9

Infinity Property & Casualty Corp.	3,932	167

Kansas City Life Insurance Co.	1,100	34

Life Partners Holdings, Inc.	2,386	43

Maiden Holdings Ltd.	14,305	104

Max Capital Group Ltd.	12,508	267

Meadowbrook Insurance Group, Inc.	13,157	97

Mercer Insurance Group, Inc.	634	11

MGIC Investment Corp. *	31,473	233

Montpelier Re Holdings Ltd.	21,410	349

National Interstate Corp.	1,400	25

National Western Life Insurance Co., Class A	500	88

Navigators Group, Inc. *	3,600	198

NYMAGIC, Inc.	1,100	19

Phoenix Companies (The), Inc. *	30,700	100

Platinum Underwriters Holdings Ltd.	12,834	460

PMA Capital Corp., Class A *	7,500	43

PMI Group (The), Inc.	20,225	86

Presidential Life Corp.	5,000	52

Primus Guaranty Ltd. *	5,800	25

ProAssurance Corp. *	9,046	472

Radian Group, Inc.	22,000	233

RLI Corp.	4,626	244

Safety Insurance Group, Inc.	3,994	131

SeaBright Insurance Holdings, Inc. *	6,560	75

Selective Insurance Group, Inc.	12,862	202

State Auto Financial Corp.	3,200	57

Stewart Information Services Corp.	4,826	60

Tower Group, Inc.	11,167	272

United America Indemnity Ltd., Class A *	8,365	62

United Fire & Casualty Co.	6,205	111

Universal American Corp. *	8,214	77

Universal Insurance Holdings, Inc.	4,953	25

Zenith National Insurance Corp.	9,062	280
		7,912

Internet – 3.2%

1-800-FLOWERS.COM, Inc., Class A *	6,700	23

AboveNet, Inc. *	3,166	154

ActivIdentity Corp. *	7,666	21

Art Technology Group, Inc. *	34,223	132

AsiaInfo Holdings, Inc. *	7,999	160

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Internet – 3.2% – continued

Avocent Corp. *	11,800	$239

Blue Coat Systems, Inc. *	9,862	223

Blue Nile, Inc. *	3,296	205

Chordiant Software, Inc. *	7,520	29

Cogent Communications Group, Inc. *	12,056	136

comScore, Inc. *	6,012	108

Constant Contact, Inc. *	6,620	128

CyberSource Corp. *	17,273	288

DealerTrack Holdings, Inc. *	9,100	172

Dice Holdings, Inc. *	3,575	24

Digital River, Inc. *	9,669	390

Drugstore.com, Inc. *	19,200	47

Earthlink, Inc.	27,695	233

eResearch Technology, Inc. *	12,301	86

Global Sources Ltd. *	3,660	25

GSI Commerce, Inc. *	6,858	132

Health Grades, Inc. *	4,300	21

i2 Technologies, Inc. *	4,500	72

Ibasis, Inc. *	7,200	15

Infospace, Inc. *	10,059	78

Internap Network Services Corp. *	14,958	48

Internet Brands, Inc., Class A *	5,772	46

Internet Capital Group, Inc. *	10,418	87

j2 Global Communications, Inc. *	11,500	265

Keynote Systems, Inc. *	2,900	27

Knot (The), Inc. *	8,606	94

Limelight Networks, Inc. *	7,610	31

Lionbridge Technologies *	10,987	29

Liquidity Services, Inc. *	3,700	38

LoopNet, Inc. *	5,416	49

MercadoLibre, Inc. *	6,500	250

ModusLink Global Solutions, Inc. *	12,643	102

Move, Inc. *	36,181	98

NIC, Inc.	11,539	103

NutriSystem, Inc.	8,483	130

Online Resources Corp. *	6,200	38

OpenTable, Inc. *	1,050	29

Openwave Systems, Inc. *	24,664	64

Orbitz Worldwide, Inc. *	9,045	56

Overstock.com, Inc. *	4,575	67

PC-Tel, Inc. *	4,800	30

Perficient, Inc. *	8,168	68

Rackspace Hosting, Inc. *	16,611	283

RealNetworks, Inc. *	23,598	88

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Internet – 3.2% – continued

S1 Corp. *	14,852	$92

Saba Software, Inc. *	4,560	19

Safeguard Scientifics, Inc. *	6,302	69

Sapient Corp. *	22,400	180

Shutterfly, Inc. *	5,844	97

SonicWALL, Inc. *	15,029	126

Sourcefire, Inc. *	6,330	136

Stamps.com, Inc. *	3,150	29

support.com, Inc. *	9,000	22

TechTarget, Inc. *	2,947	17

TeleCommunication Systems, Inc., Class A *	10,910	91

Terremark Worldwide, Inc. *	14,000	87

TIBCO Software, Inc. *	43,726	415

United Online, Inc.	21,179	170

US Auto Parts Network, Inc. *	2,105	12

ValueClick, Inc. *	21,700	286

VASCO Data Security International, Inc. *	7,200	53

Vocus, Inc. *	4,667	98

Web.com Group, Inc. *	8,064	57

Websense, Inc. *	11,500	193

Zix Corp. *	20,176	44
		7,554

Investment Companies – 0.9%

Allied Capital Corp.	44,415	136

American Capital Ltd. *	72,830	235

Apollo Investment Corp.	38,962	372

Ares Capital Corp.	25,100	277

BlackRock Kelso Capital Corp.	2,700	20

Capital Southwest Corp.	880	68

Fifth Street Finance Corp.	7,300	80

Gladstone Capital Corp.	6,606	59

Gladstone Investment Corp.	3,700	18

Harris & Harris Group, Inc. *	6,000	37

Hercules Technology Growth Capital, Inc.	10,064	99

Kohlberg Capital Corp.	5,920	36

Main Street Capital Corp.	1,800	26

MCG Capital Corp. *	18,400	77

Medallion Financial Corp.	2,400	20

MVC Capital, Inc.	6,603	58

NGP Capital Resources Co.	6,973	51

PennantPark Investment Corp.	6,475	52

Pennymac Mortgage Investment Trust *	3,783	75

Prospect Capital Corp.	12,364	132

TICC Capital Corp.	8,863	45

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Investment Companies – 0.9% – continued

Triangle Capital Corp.	1,900	$23
		1,996

Iron/Steel – 0.0%

China Precision Steel, Inc. *	10,305	28

General Steel Holdings, Inc. *	5,177	20

Sutor Technology Group Ltd. *	1,800	6

Universal Stainless & Alloy *	1,700	31
		85

Leisure Time – 0.5%

Ambassadors Group, Inc.	4,300	67

Brunswick Corp.	22,200	266

Callaway Golf Co.	18,847	144

Interval Leisure Group, Inc. *	9,152	114

Life Time Fitness, Inc. *	10,136	284

Marine Products Corp.	2,500	14

Multimedia Games, Inc. *	5,249	27

Polaris Industries, Inc.	7,801	318

Town Sports International Holdings, Inc. *	4,600	12

Universal Travel Group *	3,200	41
		1,287

Lodging – 0.3%

Ameristar Casinos, Inc.	6,970	110

Gaylord Entertainment Co. *	9,300	187

Marcus Corp.	6,007	77

Monarch Casino & Resort, Inc. *	3,700	40

Morgans Hotel Group Co. *	7,500	40

Orient-Express Hotels Ltd., Class A	19,198	221
		675

Machinery – Construction & Mining – 0.1%

Astec Industries, Inc. *	5,100	130

Machinery – Diversified – 1.4%

Alamo Group, Inc.	1,100	17

Albany International Corp., Class A	7,767	151

Altra Holdings, Inc. *	7,900	88

Applied Industrial Technologies, Inc.	10,753	227

Briggs & Stratton Corp.	12,100	235

Cascade Corp.	2,680	72

Chart Industries, Inc. *	7,788	168

Cognex Corp.	9,443	155

Columbus McKinnon Corp. of New York *	5,524	84

DXP Enterprises, Inc. *	2,560	29

Flow International Corp. *	9,400	24

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Machinery – Diversified – 1.4% – continued

Gorman-Rupp (The) Co.	3,283	$82

Hurco Cos., Inc. *	2,143	37

Intermec, Inc. *	15,210	214

Intevac, Inc. *	5,500	74

iRobot Corp. *	5,617	69

Kadant, Inc. *	3,915	47

Lindsay Corp.	3,455	136

Middleby Corp. *	4,258	234

NACCO Industries, Inc., Class A	1,600	96

Nordson Corp.	8,842	496

Raser Technologies, Inc. *	17,511	27

Robbins & Myers, Inc.	6,500	153

Sauer-Danfoss, Inc.	4,400	34

Tecumseh Products Co., Class A *	5,396	61

Tennant Co.	4,500	131

Twin Disc, Inc.	2,200	27
		3,168

Media – 0.5%

Acacia Research – Acacia Technologies *	9,293	81

Belo Corp., Class A	20,400	110

CKX, Inc. *	13,499	91

Courier Corp.	2,525	38

Crown Media Holdings, Inc., Class A *	2,500	4

DG FastChannel, Inc. *	5,057	106

Dolan Media Co. *	7,683	92

EW Scripps Co., Class A *	6,100	46

Fisher Communications, Inc. *	1,500	27

Journal Communications, Inc., Class A	11,000	41

LIN TV Corp., Class A *	7,100	34

Lodgenet Interactive Corp. *	6,516	49

Martha Stewart Living Omnimedia, Inc., Class A *	6,900	43

Mediacom Communications Corp., Class A *	11,275	65

Outdoor Channel Holdings, Inc. *	2,400	16

Playboy Enterprises, Inc., Class B *	5,400	16

Primedia, Inc.	6,250	16

Scholastic Corp.	6,400	156

Sinclair Broadcast Group, Inc., Class A	13,700	49

Value Line, Inc.	300	9
World Wrestling Entertainment, Inc., Class A	6,657	93
		1,182

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Metal Fabrication/Hardware – 0.9%

Ampco-Pittsburgh Corp.	2,400	$64

Castle (A.M.) & Co.	4,344	43

CIRCOR International, Inc.	4,724	133

Dynamic Materials Corp.	3,615	72

Eastern (The) Co.	960	15

Foster (L.B.) Co., Class A *	2,917	89

Furmanite Corp. *	11,048	48

Hawk Corp., Class A *	2,094	29

Haynes International, Inc. *	3,429	109

Kaydon Corp.	8,252	268

Ladish Co., Inc. *	4,800	73

Lawson Products, Inc.	1,040	18

Mueller Industries, Inc.	9,040	216

Mueller Water Products, Inc., Class A	39,540	217

North American Galvanizing & Coating, Inc. *	4,515	27

Northwest Pipe Co. *	2,625	88

Olympic Steel, Inc.	2,700	77

RBC Bearings, Inc. *	6,035	141

RTI International Metals, Inc. *	7,717	192

Sun Hydraulics, Corp.	3,680	78

Worthington Industries, Inc.	15,200	211
		2,208

Mining – 0.8%

Allied Nevada Gold Corp. *	11,965	117

AMCOL International Corp.	6,214	142

Brush Engineered Materials, Inc. *	5,200	127

Century Aluminum Co. *	12,716	119

Coeur d’Alene Mines Corp. *	18,253	374

General Moly, Inc. *	18,859	59

Hecla Mining Co. *	60,100	264

Horsehead Holding Corp. *	11,136	131

Kaiser Aluminum Corp.	4,351	158

Paramount Gold and Silver Corp. *	21,122	29

Stillwater Mining Co. *	9,650	65

U.S. Gold Corp. *	24,071	70

Uranerz Energy Corp. *	9,264	21

Uranium Energy Corp. *	13,844	41

USEC, Inc. *	27,984	131
		1,848

Miscellaneous Manufacturing – 2.1%

Actuant Corp., Class A	17,664	284

Acuity Brands, Inc.	10,849	349

American Railcar Industries, Inc.	3,519	37

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Miscellaneous Manufacturing – 2.1% – continued

Ameron International Corp.	2,468	$173

AZZ, Inc. *	3,401	137

Barnes Group, Inc.	11,064	189

Blount International, Inc. *	9,800	93

Ceradyne, Inc. *	6,350	116

China Fire & Security Group, Inc. *	4,278	82

CLARCOR, Inc.	13,104	411

Colfax Corp. *	5,267	56

Eastman Kodak Co.	67,441	322

EnPro Industries, Inc. *	5,288	121

ESCO Technologies, Inc. *	6,504	256

Federal Signal Corp.	11,300	81

Flanders Corp. *	2,744	14

Freightcar America, Inc.	3,534	86

GenTek, Inc. *	2,597	99

GP Strategies Corp. *	2,500	19

Griffon Corp. *	12,579	127

Hexcel Corp. *	24,043	275

John Bean Technologies Corp.	6,601	120

Koppers Holdings, Inc.	5,400	160

LSB Industries, Inc. *	4,900	76

Matthews International Corp., Class A	7,983	282

Metabolix, Inc. *	5,769	59

Movado Group, Inc.	5,000	73

Myers Industries, Inc.	7,297	79

NL Industries, Inc.	1,800	12

PMFG, Inc. *	2,800	36

Polypore International, Inc. *	6,339	82

Raven Industries, Inc.	4,100	110

Smith & Wesson Holding Corp. *	14,631	76

Smith (A.O.) Corp.	6,109	233

Standex International Corp.	3,940	78

Sturm Ruger & Co., Inc.	5,576	72

Tredegar Corp.	8,313	121

Trimas Corp. *	2,900	15
		5,011

Office Furnishings – 0.4%

Herman Miller, Inc.	14,400	244

HNI Corp.	11,100	262

Interface, Inc., Class A	13,777	114

Knoll, Inc.	13,230	138

Steelcase, Inc., Class A	18,162	113
		871

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Oil & Gas – 2.3%

Alon USA Energy, Inc.	2,500	$25

Apco Oil and Gas International, Inc.	2,052	47

Approach Resources, Inc. *	2,326	21

Arena Resources, Inc. *	9,579	340

Atlas Energy, Inc.	9,248	250

ATP Oil & Gas Corp. *	8,374	150

Berry Petroleum Co., Class A	10,722	287

Bill Barrett Corp. *	9,531	313

BPZ Resources, Inc. *	24,060	181

Brigham Exploration Co. *	23,134	210

Bronco Drilling Co., Inc. *	6,500	43

Carrizo Oil & Gas, Inc. *	7,054	173

Cheniere Energy, Inc. *	17,058	50

Clayton Williams Energy, Inc. *	1,935	58

Contango Oil & Gas Co. *	3,390	173

CVR Energy, Inc. *	5,703	71

Delek US Holdings, Inc.	3,900	33

Delta Petroleum Corp. *	42,856	75

Endeavour International Corp. *	28,600	35

FX Energy, Inc. *	9,300	30

Georesources, Inc. *	1,500	17

GMX Resources, Inc. *	7,158	112

Goodrich Petroleum Corp. *	5,820	150

Gran Tierra Energy, Inc. *	54,481	227

Gulfport Energy Corp. *	7,600	66

Harvest Natural Resources, Inc. *	10,562	54

Hercules Offshore, Inc. *	22,066	108

Isramco, Inc. *	200	26

McMoRan Exploration Co. *	19,785	149

Northern Oil And Gas, Inc. *	8,221	69

Oilsands Quest, Inc. *	43,200	49

Panhandle Oil and Gas, Inc., Class A	2,338	50

Parallel Petroleum Corp. *	14,058	45

Parker Drilling Co. *	27,644	151

Penn Virginia Corp.	11,225	257

Petroleum Development Corp. *	4,502	84

Petroquest Energy, Inc. *	12,300	80

Pioneer Drilling Co. *	11,500	84

Rex Energy Corp. *	7,538	63

Rosetta Resources, Inc. *	14,711	216

Stone Energy Corp. *	9,935	162

Sulphco, Inc. *	10,300	14

Swift Energy Co. *	9,017	214

Toreador Resources Corp.	6,129	61

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Oil & Gas – 2.3% – continued

Vaalco Energy, Inc.	17,202	$79

Venoco, Inc. *	5,890	68

W&T Offshore, Inc.	8,066	94

Warren Resources, Inc. *	17,130	51

Western Refining, Inc. *	6,900	45

Zion Oil & Gas, Inc. *	4,077	40
		5,450

Oil & Gas Services – 1.4%

Allis-Chalmers Energy, Inc. *	17,673	77

Basic Energy Services, Inc. *	7,111	60

Bolt Technology Corp. *	3,014	38

Boots & Coots , Inc. *	24,990	40

Cal Dive International, Inc. *	10,233	101

CARBO Ceramics, Inc.	4,700	242

Complete Production Services, Inc. *	14,214	161

Dawson Geophysical Co. *	2,354	64

Dril-Quip, Inc. *	7,400	367

Geokinetics, Inc. *	1,966	42

Global Industries Ltd. *	27,605	262

Gulf Island Fabrication, Inc.	3,800	71

Hornbeck Offshore Services, Inc. *	5,500	152

ION Geophysical Corp. *	24,300	86

Key Energy Services, Inc. *	30,185	263

Lufkin Industries, Inc.	4,200	223

Matrix Service Co. *	7,291	79

NATCO Group, Inc., Class A *	5,555	246

Natural Gas Services Group, Inc. *	3,600	63

Newpark Resources, Inc. *	20,780	67

OYO Geospace Corp. *	1,396	36

RPC, Inc.	6,741	71

Superior Well Services, Inc. *	4,800	47

T-3 Energy Services, Inc. *	3,816	75

Tetra Technologies, Inc. *	18,690	181

TGC Industries, Inc. *	2,093	10

Union Drilling, Inc. *	3,300	25

Willbros Group, Inc. *	9,619	147
		3,296

Packaging & Containers – 0.4%

AEP Industries, Inc. *	1,712	68

Bway Holding Co. *	2,350	44

Graphic Packaging Holding Co. *	30,432	70

Rock-Tenn Co., Class A	9,725	458

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Packaging & Containers – 0.4% – continued

Silgan Holdings, Inc.	6,920	$365
		1,005

Pharmaceuticals – 3.1%

Adolor Corp. *	11,200	18

Akorn, Inc. *	20,000	27

Alkermes, Inc. *	24,300	223

Allos Therapeutics, Inc. *	17,031	123

Amicus Therapeutics, Inc. *	3,121	27

Ardea Biosciences, Inc. *	4,100	75

Array Biopharma, Inc. *	11,400	27

Auxilium Pharmaceuticals, Inc. *	10,764	368

AVANIR Pharmaceuticals, Class A *	18,237	38

AVI BioPharma, Inc. *	23,668	41

Biodel, Inc. *	3,439	18

BioDelivery Sciences International, Inc. *	3,461	17

BioScrip, Inc. *	12,005	81

Biospecifics Technologies Corp. *	478	15

Cadence Pharmaceuticals, Inc. *	7,052	78

Caraco Pharmaceutical Laboratories Ltd. *	2,000	10

Catalyst Health Solutions, Inc. *	9,009	263

China Sky One Medical, Inc. *	3,155	42

Clarient, Inc. *	9,723	41

Cornerstone Therapeutics, Inc. *	2,414	16

Cumberland Pharmaceuticals, Inc. *	2,077	34

Cypress Bioscience, Inc. *	10,637	87

Cytori Therapeutics, Inc. *	7,700	30

Depomed, Inc. *	15,355	67

Durect Corp. *	18,900	50

Dyax Corp. *	17,845	64

Hemispherx Biopharma, Inc. *	30,601	61

Hi-Tech Pharmacal Co., Inc. *	2,772	62

Idenix Pharmaceuticals, Inc. *	6,100	19

I-Flow Corp. *	5,500	63

Impax Laboratories, Inc. *	16,563	145

Infinity Pharmaceuticals, Inc. *	2,917	18

Inspire Pharmaceuticals, Inc. *	12,417	65

Isis Pharmaceuticals, Inc. *	23,500	342

Ista Pharmaceuticals, Inc. *	9,972	44

Javelin Pharmaceuticals, Inc. *	9,600	19

KV Pharmaceutical Co., Class A *	11,352	35

Lannett Co., Inc. *	1,218	9

Mannatech, Inc.	3,900	15

MannKind Corp. *	14,167	140

MAP Pharmaceuticals, Inc. *	2,341	24

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Pharmaceuticals – 3.1% – continued

Matrixx Initiatives, Inc. *	4,514	$26

Medicis Pharmaceutical Corp., Class A	14,641	313

Medivation, Inc. *	7,958	216

MiddleBrook Pharmaceuticals, Inc. *	8,700	10

Myriad Pharmaceuticals, Inc. *	10,563	62

Nabi Biopharmaceuticals *	12,000	43

Nektar Therapeutics *	24,100	235

Neogen Corp. *	3,474	112

Neurocrine Biosciences, Inc. *	9,200	28

NeurogesX, Inc. *	2,356	19

Nutraceutical International Corp. *	1,907	21

Obagi Medical Products, Inc. *	5,532	64

Omega Protein Corp. *	6,685	32

Onyx Pharmaceuticals, Inc. *	15,122	453

Opko Health, Inc. *	7,168	16

Optimer Pharmaceuticals, Inc. *	7,835	106

Orexigen Therapeutics, Inc. *	5,548	55

Osiris Therapeutics, Inc. *	4,908	33

Oxigene, Inc. *	9,570	14

Pain Therapeutics, Inc. *	10,281	52

Par Pharmaceutical Cos., Inc. *	9,473	204

Pharmasset, Inc. *	6,057	128

PharMerica Corp. *	8,009	149

Poniard Pharmaceuticals, Inc. *	7,207	54

Pozen, Inc. *	5,900	43

Progenics Pharmaceuticals, Inc. *	8,221	43

Questcor Pharmaceuticals, Inc. *	16,383	90

Rigel Pharmaceuticals, Inc. *	12,804	105

Salix Pharmaceuticals Ltd. *	12,400	264

Santarus, Inc. *	10,345	34

Savient Pharmaceuticals, Inc. *	16,152	246

Sciclone Pharmaceuticals, Inc. *	7,100	30

SIGA Technologies, Inc. *	7,443	59

Spectrum Pharmaceuticals, Inc. *	9,505	64

Synta Pharmaceuticals Corp. *	3,500	11

Synutra International, Inc. *	4,048	55

Theravance, Inc. *	13,200	193

USANA Health Sciences, Inc. *	1,923	66

Vanda Pharmaceuticals, Inc. *	7,384	86

Viropharma, Inc. *	18,900	182

Vivus, Inc. *	20,644	216

XenoPort, Inc. *	7,470	159
		7,332

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Pipelines – 0.0%
Crosstex Energy, Inc.	12,154	$64

Real Estate – 0.2%

Avatar Holdings, Inc. *	1,400	27

Consolidated-Tomoka Land Co. of Florida	1,300	50

Forestar Group, Inc. *	8,800	151

Hilltop Holdings, Inc. *	11,217	137

Starwood Property Trust, Inc. *	10,421	211
		576

Real Estate Investment Trusts – 5.9%

Acadia Realty Trust	11,374	171

Agree Realty Corp.	2,355	54

Alexander’s, Inc.	500	148

American Campus Communities, Inc.	12,903	347

American Capital Agency Corp.	3,100	88

Anthracite Capital, Inc. *	14,300	15

Anworth Mortgage Asset Corp.	27,945	220

Ashford Hospitality Trust, Inc. *	19,781	68

Associated Estates Realty Corp.	5,888	57

BioMed Realty Trust, Inc.	24,491	338

CapLease, Inc.	15,207	61

Capstead Mortgage Corp.	17,815	248

Care Investment Trust, Inc.	1,800	14

CBL & Associates Properties, Inc.	35,081	340

Cedar Shopping Centers, Inc.	11,000	71

Cogdell Spencer, Inc.	9,045	43

Colonial Properties Trust	12,600	123

Cousins Properties, Inc.	18,776	156

Cypress Sharpridge Investments, Inc.	4,243	60

DCT Industrial Trust, Inc.	48,700	249

Developers Diversified Realty Corp.	36,169	334

DiamondRock Hospitality Co. *	26,900	218

DuPont Fabros Technology, Inc. *	5,945	79

Dynex Capital, Inc.	2,037	17

EastGroup Properties, Inc.	7,099	271

Education Realty Trust, Inc.	14,760	88

Entertainment Properties Trust	8,749	299

Equity Lifestyle Properties, Inc.	6,542	280

Equity One, Inc.	8,843	139

Extra Space Storage, Inc.	21,800	230

FelCor Lodging Trust, Inc.	19,300	87

First Industrial Realty Trust, Inc.	12,700	67

First Potomac Realty Trust	8,248	95

Franklin Street Properties Corp.	17,165	225

Getty Realty Corp.	5,266	129

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Real Estate Investment Trusts – 5.9% – continued

Gladstone Commercial Corp.	1,452	$20

Glimcher Realty Trust	15,893	58

Government Properties, Income Trust *	2,956	71

Gramercy Capital Corp. of New York *	13,279	32

Hatteras Financial Corp.	9,902	297

Healthcare Realty Trust, Inc.	14,491	306

Hersha Hospitality Trust	14,400	45

Highwoods Properties, Inc.	17,957	565

Home Properties, Inc.	8,155	351

Inland Real Estate Corp.	19,900	174

Invesco Mortgage Capital, Inc. *	2,266	50

Investors Real Estate Trust	16,897	153

iStar Financial, Inc. *	23,409	71

Kilroy Realty Corp.	10,177	282

Kite Realty Group Trust	14,824	62

LaSalle Hotel Properties	16,600	326

Lexington Realty Trust	20,556	105

LTC Properties, Inc.	6,663	160

Medical Properties Trust, Inc.	20,700	162

MFA Financial, Inc.	67,649	539

Mid-America Apartment Communities, Inc.	6,979	315

Mission West Properties, Inc.	3,400	23

Monmouth Reit, Class A	3,000	21

National Health Investors, Inc.	7,218	229

National Retail Properties, Inc.	19,906	427

NorthStar Realty Finance Corp.	18,413	65

Omega Healthcare Investors, Inc.	20,430	327

Parkway Properties, Inc. of Maryland	6,412	126

Pennsylvania Real Estate Investment Trust	11,009	84

Post Properties, Inc.	10,600	191

Potlatch Corp.	9,759	278

PS Business Parks, Inc.	4,186	215

RAIT Financial Trust	14,200	42

Ramco-Gershenson Properties Trust	6,679	60

Redwood Trust, Inc.	19,374	300

Resource Capital Corp.	5,000	27

Saul Centers, Inc.	2,200	71

Sovran Self Storage, Inc.	6,378	194

Strategic Hotels & Resorts, Inc. *	24,613	64

Sun Communities, Inc.	5,056	109

Sunstone Hotel Investors, Inc. *	19,609	139

Tanger Factory Outlet Centers, Inc.	9,382	350

Universal Health Realty Income Trust	3,300	107

Urstadt Biddle Properties, Inc., Class A	6,110	89

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Real Estate Investment Trusts – 5.9% – continued

U-Store-It Trust	19,704	$123

Walter Investment Management Corp.	4,958	79

Washington Real Estate Investment Trust	14,597	420

Winthrop Realty Trust	4,196	41
		13,774

Retail – 6.0%

99 Cents Only Stores *	11,300	152

AFC Enterprises, Inc. *	7,771	65

Allion Healthcare, Inc. *	6,478	38

America’s Car-Mart, Inc. *	2,900	69

AnnTaylor Stores Corp. *	15,313	243

Asbury Automotive Group, Inc. *	7,900	100

Bebe Stores, Inc.	6,305	46

Benihana, Inc., Class A *	2,400	14

Big 5 Sporting Goods Corp.	6,100	92

BJ’s Restaurants, Inc. *	5,046	76

Bob Evans Farms, Inc.	8,300	241

Books-A-Million, Inc.	921	11

Borders Group, Inc. *	14,433	45

Brown Shoe Co., Inc.	11,400	91

Buckle (The), Inc.	6,298	215

Buffalo Wild Wings, Inc. *	4,269	178

Build-A-Bear Workshop, Inc. *	4,400	21

Cabela’s, Inc. *	9,719	130

California Pizza Kitchen, Inc. *	5,131	80

Caribou Coffee Co., Inc. *	2,870	21

Casey’s General Stores, Inc.	13,000	408

Cash America International, Inc.	7,321	221

Cato (The) Corp., Class A	7,768	158

CEC Entertainment, Inc. *	5,605	145

Charlotte Russe Holding, Inc. *	5,900	103

Charming Shoppes, Inc. *	28,098	138

Cheesecake Factory (The), Inc. *	14,974	277

Children’s Place Retail Stores (The), Inc. *	5,883	176

Christopher & Banks Corp.	10,389	70

Citi Trends, Inc. *	4,100	117

CKE Restaurants, Inc.	12,000	126

Coldwater Creek, Inc. *	15,712	129

Collective Brands, Inc. *	16,031	278

Conn’s, Inc. *	3,104	35

Cracker Barrel Old Country Store, Inc.	5,800	200

Denny’s Corp.*	27,753	74

Destination Maternity Corp. *	822	15

Dillard’s, Inc., Class A	14,100	199

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Retail – 6.0% – continued

DineEquity, Inc.	4,300	$106

Domino’s Pizza, Inc. *	10,400	92

Dress Barn, Inc. *	11,765	211

DSW, Inc., Class A *	3,900	62

Einstein Noah Restaurant Group, Inc. *	1,854	22

Ezcorp, Inc., Class A *	12,437	170

Finish Line (The), Inc., Class A	11,684	119

First Cash Financial Services, Inc. *	6,447	110

Fred’s, Inc., Class A	11,088	141

Fuqi International, Inc. *	2,957	87

Gaiam, Inc., Class A *	5,334	37

Genesco, Inc. *	5,841	141

Group 1 Automotive, Inc.	5,925	159

Gymboree Corp. *	7,357	356

Haverty Furniture Cos., Inc. *	5,610	66

hhgregg, Inc. *	3,245	55

Hibbett Sports, Inc. *	7,828	143

HOT Topic, Inc. *	12,625	95

HSN, Inc. *	9,388	153

J. Crew Group, Inc. *	12,811	459

Jack in the Box, Inc. *	14,600	299

Jo-Ann Stores, Inc. *	6,465	173

Jos. A. Bank Clothiers, Inc. *	4,533	203

Kenneth Cole Productions, Inc., Class A	2,342	23

Kirkland’s, Inc. *	3,902	56

Krispy Kreme Doughnuts, Inc. *	14,400	51

Landry’s Restaurants, Inc. *	2,916	31

Lithia Motors, Inc., Class A	5,128	80

Liz Claiborne, Inc.	23,350	115

Luby’s, Inc. *	4,300	18

Lululemon Athletica, Inc. *	10,844	247

Lumber Liquidators, Inc. *	3,730	81

McCormick & Schmick’s Seafood Restaurants, Inc. *	4,811	36

Men’s Wearhouse (The), Inc.	13,136	324

New York & Co., Inc. *	5,400	28

Nu Skin Enterprises, Inc., Class A	12,800	237

O’Charleys, Inc. *	5,200	49

OfficeMax, Inc. *	18,954	238

P.F. Chang’s China Bistro, Inc. *	5,798	197

Pacific Sunwear of California, Inc. *	18,000	93

Pantry (The), Inc. *	6,262	98

Papa John’s International, Inc. *	6,082	149

PC Connection, Inc.*	1,600	9

PC Mall, Inc.*	2,800	19

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Retail – 6.0% – continued

Pep Boys – Manny, Moe & Jack	13,524	$132

PetMed Express, Inc.	5,943	112

Pier 1 Imports, Inc. *	22,900	89

Pricesmart, Inc.	4,641	87

Red Robin Gourmet Burgers, Inc. *	4,401	90

Regis Corp.	14,875	231

Retail Ventures, Inc. *	7,200	38

Rex Stores Corp. *	1,500	16

Ruby Tuesday, Inc. *	16,900	142

Rush Enterprises, Inc., Class A *	8,935	115

Ruth’s Hospitality Group, Inc. *	6,300	27

Saks, Inc. *	32,026	218

Sally Beauty Holdings, Inc. *	22,900	163

Shoe Carnival, Inc. *	2,200	34

Sonic Automotive, Inc., Class A	6,037	63

Sonic Corp. *	15,657	173

Stage Stores, Inc.	9,075	118

Steak n Shake (The) Co. *	7,104	84

Stein Mart, Inc. *	7,000	89

Steinway Musical Instruments *	1,700	20

Susser Holdings Corp. *	1,400	18

Systemax, Inc. *	3,247	39

Talbots, Inc.	7,600	70

Texas Roadhouse, Inc., Class A *	12,600	134

Tractor Supply Co. *	9,165	444

Tuesday Morning Corp. *	7,500	31

Tween Brands, Inc. *	7,100	60

Ulta Salon Cosmetics & Fragrance, Inc. *	6,123	101

West Marine, Inc. *	2,600	20

Wet Seal (The), Inc., Class A *	26,965	102

World Fuel Services Corp.	7,417	357

Zale Corp.*	7,002	50

Zumiez, Inc.*	5,223	86
		13,988

Savings & Loans – 1.1%

Abington Bancorp, Inc.	6,947	54

Astoria Financial Corp.	23,045	254

BankFinancial Corp.	6,705	64

Beneficial Mutual Bancorp, Inc. *	9,958	91

Berkshire Hills Bancorp, Inc.	4,161	91

Brookline Bancorp, Inc.	17,203	167

Cape Bancorp, Inc.*	1,600	12

Clifton Savings Bancorp, Inc.	2,500	24

Danvers Bancorp, Inc.	5,500	75

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Savings & Loans – 1.1% – continued

Dime Community Bancshares	8,106	$93

ESB Financial Corp.	1,353	18

ESSA Bancorp, Inc.	4,946	65

First Defiance Financial Corp.	1,206	18

First Financial Holdings, Inc.	3,932	63

First Financial Northwest, Inc.	4,500	26

Flagstar Bancorp, Inc. *	15,400	16

Flushing Financial Corp.	7,741	88

Home Bancorp, Inc. *	1,400	17

Home Federal Bancorp, Inc. of Idaho	3,083	35

Investors Bancorp, Inc. *	13,407	142

Kearny Financial Corp.	4,000	42

Legacy Bancorp, Inc.	855	9

Meridian Interstate Bancorp, Inc. *	1,300	11

NASB Financial, Inc.	800	21

NewAlliance Bancshares, Inc.	28,645	306

Northfield Bancorp, Inc.	3,746	48

Northwest Bancorp, Inc.	5,330	122

OceanFirst Financial Corp.	1,300	15

Oritani Financial Corp.	2,600	35

Provident Financial Services, Inc.	16,611	171

Provident New York Bancorp	10,479	100

Rockville Financial, Inc.	2,200	24

Roma Financial Corp.	3,273	41

Territorial Bancorp, Inc. *	3,143	49

United Financial Bancorp, Inc.	5,600	65

ViewPoint Financial Group	2,600	37

Waterstone Financial, Inc. *	1,700	9

Westfield Financial, Inc.	9,753	83

WSFS Financial Corp.	1,981	53
		2,654

Semiconductors – 3.2%

Actel Corp. *	7,558	92

Advanced Analogic Technologies, Inc. *	13,032	52

Amkor Technology, Inc. *	26,900	185

Anadigics, Inc. *	18,300	86

Applied Micro Circuits Corp. *	17,075	171

ATMI, Inc. *	7,800	142

Brooks Automation, Inc. *	15,492	120

Cabot Microelectronics Corp. *	6,119	213

Cavium Networks, Inc. *	9,569	205

Ceva, Inc. *	4,100	44

Cirrus Logic, Inc. *	18,521	103

Cohu, Inc.	7,002	95

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Semiconductors – 3.2% – continued

Diodes, Inc. *	7,737	$140

DSP Group, Inc. *	5,300	43

EMCORE Corp. *	22,300	29

Emulex Corp. *	20,700	213

Entegris, Inc. *	33,433	165

Entropic Communications, Inc. *	11,180	31

Exar Corp. *	10,790	79

Formfactor, Inc. *	12,964	310

Hittite Microwave Corp. *	5,774	212

Intellon Corp. *	6,975	49

IXYS Corp. *	6,939	59

Kopin Corp. *	19,499	94

Kulicke & Soffa Industries, Inc. *	16,400	99

Lattice Semiconductor Corp. *	35,024	79

Micrel, Inc.	13,391	109

Microsemi Corp. *	20,300	321

Microtune, Inc. *	12,800	23

MIPS Technologies, Inc. *	13,572	51

MKS Instruments, Inc. *	13,056	252

Monolithic Power Systems, Inc. *	8,368	196

Netlogic Microsystems, Inc. *	4,300	193

Omnivision Technologies, Inc. *	12,100	197

Pericom Semiconductor Corp. *	7,700	76

Photronics, Inc. *	12,140	58

PLX Technology, Inc. *	7,200	24

Power Integrations, Inc.	6,433	214

Rubicon Technology, Inc. *	3,900	58

Rudolph Technologies, Inc. *	9,226	68

Semitool, Inc. *	6,100	52

Semtech Corp. *	14,900	253

Sigma Designs, Inc. *	7,271	106

Silicon Image, Inc. *	22,431	55

Skyworks Solutions, Inc. *	42,795	567

Standard Microsystems Corp. *	5,734	133

Supertex, Inc. *	2,874	86

Techwell, Inc. *	5,080	56

Tessera Technologies, Inc. *	12,201	340

TriQuint Semiconductor, Inc. *	39,233	303

Ultratech, Inc. *	6,874	91

Veeco Instruments, Inc. *	8,299	194

Volterra Semiconductor Corp. *	6,500	119

White Electronic Designs Corp. *	2,797	13

Zoran Corp.*	14,253	164
		7,482

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Shipbuilding – 0.0%

Todd Shipyards Corp.	804	$13

Software – 4.8%

Accelrys, Inc. *	8,859	51

ACI Worldwide, Inc. *	9,717	147

Actuate Corp. *	13,072	76

Acxiom Corp. *	17,451	165

Advent Software, Inc. *	4,200	169

American Reprographics Co. *	9,640	92

American Software, Inc., Class A	3,900	26

AMICAS, Inc. *	5,624	20

ArcSight, Inc. *	5,100	123

Ariba, Inc. *	21,750	252

Athenahealth, Inc. *	8,766	336

Avid Technology, Inc. *	6,900	97

Blackbaud, Inc.	10,616	246

Blackboard, Inc. *	8,283	313

Bottomline Technologies, Inc. *	5,500	71

Bowne & Co., Inc.	7,866	61

Callidus Software, Inc. *	5,900	18

China Information Security Technology, Inc. *	3,149	17

China TransInfo Technology Corp. *	1,599	15

CommVault Systems, Inc. *	11,461	238

Computer Programs & Systems, Inc.	2,632	109

Concur Technologies, Inc. *	10,132	403

CSG Systems International, Inc. *	9,903	159

Deltek, Inc. *	3,300	25

DemandTec, Inc. *	4,100	36

Digi International, Inc. *	7,266	62

DivX, Inc. *	6,300	34

Double-Take Software, Inc. *	5,200	53

Ebix, Inc. *	1,900	105

Eclipsys Corp. *	14,000	270

Epicor Software Corp. *	14,000	89

EPIQ Systems, Inc. *	9,225	134

Fair Isaac Corp.	12,235	263

FalconStor Software, Inc. *	10,262	51

GSE Systems, Inc. *	2,624	16

inContact, Inc. *	3,476	10

infoGROUP, Inc. *	7,550	53

Informatica Corp. *	22,749	514

Innerworkings, Inc. *	7,294	36

Innodata Isogen, Inc. *	3,900	31

Interactive Intelligence, Inc. *	3,858	74

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Software – 4.8% – continued

JDA Software Group, Inc. *	7,000	$154

Lawson Software, Inc. *	33,908	212

Mantech International Corp., Class A *	5,784	273

MedAssets, Inc. *	10,444	236

Medidata Solutions, Inc. *	1,863	28

MicroStrategy, Inc., Class A *	2,383	171

Monotype Imaging Holdings, Inc. *	4,402	37

MSC.Software Corp. *	13,118	110

NetSuite, Inc. *	3,464	53

Omnicell, Inc. *	8,890	99

Omniture, Inc. *	18,122	389

OpenTV Corp., Class A *	18,700	26

OPNET Technologies, Inc.	2,500	27

Parametric Technology Corp. *	28,969	400

Pegasystems, Inc.	4,100	142

Pervasive Software, Inc. *	2,100	10

Phase Forward, Inc. *	11,925	167

Phoenix Technologies Ltd. *	7,200	26

Progress Software Corp. *	9,600	217

PROS Holdings, Inc. *	3,930	33

QAD, Inc.	2,900	13

Quality Systems, Inc.	6,169	380

Quest Software, Inc. *	15,923	268

Renaissance Learning, Inc.	2,300	23

RightNow Technologies, Inc. *	5,747	83

Rosetta Stone, Inc. *	1,874	43

Schawk, Inc.	3,500	41

Seachange International, Inc. *	9,309	70

Smith Micro Software, Inc. *	8,300	103

SolarWinds, Inc. *	2,323	51

Solera Holdings, Inc.	18,194	566

SPSS, Inc. *	5,081	254

Synchronoss Technologies, Inc. *	5,472	68

SYNNEX Corp. *	4,700	143

Take-Two Interactive Software, Inc. *	21,817	245

Taleo Corp., Class A *	7,466	169

THQ, Inc. *	18,584	127

Trident Microsystems, Inc. *	20,347	53

Tyler Technologies, Inc. *	9,022	154

Ultimate Software Group, Inc. *	6,647	191

VeriFone Holdings, Inc. *	17,890	284
		11,199

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Storage/Warehousing – 0.1%

Mobile Mini, Inc. *	9,068	$157

Telecommunications – 4.5%

3Com Corp. *	101,221	529

Acme Packet, Inc. *	9,047	91

Adaptec, Inc. *	28,000	94

ADC Telecommunications, Inc. *	24,148	201

Adtran, Inc.	15,000	368

Airvana, Inc. *	7,963	54

Alaska Communications Systems Group, Inc.	12,727	118

Anaren, Inc. *	4,300	73

Anixter International, Inc. *	7,418	298

Applied Signal Technology, Inc.	3,803	89

Arris Group, Inc. *	31,266	407

Aruba Networks, Inc. *	14,135	125

Atheros Communications, Inc. *	15,472	410

Atlantic Tele-Network, Inc.	2,559	137

BigBand Networks, Inc. *	7,583	30

Black Box Corp.	4,770	120

Cbeyond, Inc. *	6,300	102

Centennial Communications Corp. *	21,999	176

Cincinnati Bell, Inc. *	56,678	198

Comtech Telecommunications Corp. *	7,302	243

Consolidated Communications Holdings, Inc.	6,956	111

CPI International, Inc. *	1,900	21

D&E Communications, Inc.	4,479	51

DigitalGlobe, Inc. *	3,873	87

EMS Technologies, Inc. *	4,496	94

Extreme Networks, Inc. *	26,831	75

Fairpoint Communications, Inc.	26,810	11

General Communication, Inc., Class A *	10,700	73

GeoEye, Inc. *	5,121	137

Global Crossing Ltd. *	6,830	98

Globecomm Systems, Inc. *	4,000	29

Harmonic, Inc. *	23,024	154

Harris Stratex Networks, Inc., Class A *	16,500	116

Hickory Tech Corp.	1,747	15

Hughes Communications, Inc. *	1,800	55

Infinera Corp. *	21,766	173

InterDigital, Inc. *	11,835	274

Iowa Telecommunications Services, Inc.	9,367	118

iPCS, Inc. *	4,851	84

IPG Photonics Corp. *	5,006	76

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Telecommunications – 4.5% – continued

Ixia *	10,200	$70

Knology, Inc. *	8,543	83

KVH Industries, Inc. *	2,274	23

LogMeIn, Inc. *	1,906	35

Loral Space & Communications, Inc. *	3,000	82

MasTec, Inc. *	12,534	152

Netgear, Inc. *	9,396	172

Network Equipment Technologies, Inc. *	6,036	44

Neutral Tandem, Inc. *	8,940	203

Novatel Wireless, Inc. *	8,500	97

NTELOS Holdings Corp.	6,900	122

Oplink Communications, Inc. *	6,072	88

Opnext, Inc. *	4,732	14

PAETEC Holding Corp. *	29,587	115

Parkervision, Inc. *	5,400	22

Plantronics, Inc.	12,383	332

Polycom, Inc. *	22,355	598

Powerwave Technologies, Inc. *	37,000	59

Preformed Line Products Co.	500	20

Premiere Global Services, Inc. *	14,800	123

RCN Corp. *	10,451	97

RF Micro Devices, Inc. *	67,896	369

SAVVIS, Inc. *	9,000	142

Shenandoah Telecommunications Co.	6,622	119

ShoreTel, Inc. *	10,178	80

Sonus Networks, Inc. *	47,300	100

Starent Networks Corp. *	9,806	249

SureWest Communications *	2,919	36

Switch & Data Facilities Co., Inc. *	5,078	69

Sycamore Networks, Inc. *	45,252	137

Symmetricom, Inc. *	12,778	66

Syniverse Holdings, Inc. *	17,046	298

Tekelec *	18,131	298

USA Mobility, Inc.	6,707	86

UTStarcom, Inc. *	25,300	53

Viasat, Inc. *	7,132	190

Virgin Mobile USA, Inc., Class A *	8,683	43
		10,601

Textiles – 0.1%

G&K Services, Inc., Class A	4,728	105

Unifirst Corp. of Massachusetts	3,897	173
		278

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Toys, Games & Hobbies – 0.1%

Jakks Pacific, Inc. *	7,874	$113

Leapfrog Enterprises, Inc. *	11,516	47

RC2 Corp. *	4,909	70
		230

Transportation – 1.7%

Air Transport Services Group, Inc. *	16,409	57

American Commercial Lines, Inc. *	2,757	80

Arkansas Best Corp.	6,025	180

Atlas Air Worldwide Holdings, Inc. *	3,948	126

Bristow Group, Inc. *	7,266	216

CAI International, Inc. *	1,400	10

Celadon Group, Inc. *	6,710	76

DHT Maritime, Inc.	13,500	51

Dynamex, Inc. *	3,065	50

Eagle Bulk Shipping, Inc.	12,300	63

Forward Air Corp.	8,140	188

Genco Shipping & Trading Ltd.	6,367	132

General Maritime Corp.	11,276	87

Genesee & Wyoming, Inc., Class A *	8,630	262

Golar LNG Ltd.	8,500	94

Gulfmark Offshore, Inc. *	5,900	193

Heartland Express, Inc.	13,645	197

Horizon Lines, Inc., Class A	9,633	61

HUB Group, Inc., Class A *	9,200	210

International Shipholding Corp.	1,942	60

Knight Transportation, Inc.	13,978	235

Knightsbridge Tankers Ltd.	5,200	68

Marten Transport Ltd. *	4,523	77

Nordic American Tanker Shipping	10,510	311

Old Dominion Freight Line, Inc. *	6,872	209

Pacer International, Inc.	12,019	46

Patriot Transportation Holding, Inc. *	400	30

PHI, Inc. *	3,100	63

Saia, Inc. *	3,900	63

Ship Finance International Ltd.	11,300	139

TBS International Ltd., Class A *	4,235	37

Teekay Tankers Ltd., Class A	3,800	32

Ultrapetrol Bahamas Ltd. *	7,100	35

Universal Truckload Services, Inc.	1,500	25

USA Truck, Inc. *	1,099	14

Werner Enterprises, Inc.	10,200	190

YRC Worldwide, Inc. *	18,700	83
		4,050

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Trucking & Leasing – 0.2%

Aircastle Ltd.	11,300	$109

AMERCO, Inc. *	2,200	101

Greenbrier Cos., Inc.	5,181	61

TAL International Group, Inc.	3,400	48

Textainer Group Holdings Ltd.	2,000	32
		351

Water – 0.4%

American States Water Co.	5,297	192

Artesian Resources Corp., Class A	297	5

California Water Service Group	5,000	195

Connecticut Water Service, Inc.	1,300	29

Consolidated Water Co., Inc.	4,200	69

Middlesex Water Co.	4,771	72

Pennichuck Corp.	380	8

Pico Holdings, Inc. *	5,173	173

SJW Corp.	3,960	90

Southwest Water Co.	7,297	36

York Water Co.	1,683	23
		892
Total Common Stocks
(Cost $245,560)		232,471

INVESTMENT COMPANIES – 0.0%
Kayne Anderson Energy Development Co.	3,293	43
Total Investment Companies
(Cost $72)		43

RIGHTS – 0.0%
CSF Holdings, Inc. (1)*	4,212	–
Total Rights
(Cost $–)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21 *	429	$–
Lantronix, Inc., Exp. 2/9/11 *	141	–
Total Warrants
(Cost $–)		–

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT- TERM INVESTMENTS – 1.3%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$2,610	$2,610

U.S. Treasury Bill, 0.24%, 11/19/09 (2)	585	585
Total Short-Term Investments
(Cost $3,195)		3,195

Total Investments – 100.5%
(Cost $248,827)		235,709
Liabilities less Other Assets – (0.5)%		(1,277)
NET ASSETS – 100.0%		$234,432

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
Russell 2000 Mini	32	$1,930	Long	12/09	$94

At September 30, 2009, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.8%
Consumer Staples	3.3
Energy	4.9
Financials	20.0
Health Care	14.2
Industrials	15.8
Information Technology	19.2
Materials	4.4
Telecommunication Services	1.2
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stock	$232,471(1)	$–	$–	$232,471

Investment Companies	43(1)	–	–	43

Warrants	–	–	–	–

Short-Term Investments	–	3,195	–	3,195

Total Investments	$232,514	$3,195	$–	$235,709

Other Financial Instruments*	$94	$–	$–	$94

(1)	Classifications as defined in the Schedule of Investments.

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Rights	$1	$–	$–	$(1)	$–	$–
Total	$1	$–	$–	$(1)	$–	$–

The amount of total unrealized gain on investments in level 3 securities still held at September 30, 2009 was $1, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5%

Advertising – 0.2%

Interpublic Group of Cos. (The), Inc. *	70,211	$528

Omnicom Group, Inc.	46,087	1,702
		2,230

Aerospace/Defense – 2.2%

Boeing (The) Co.	105,387	5,707

General Dynamics Corp.	56,223	3,632

Goodrich Corp.	17,908	973

L-3 Communications Holdings, Inc.	17,308	1,390

Lockheed Martin Corp.	46,712	3,647

Northrop Grumman Corp.	46,299	2,396

Raytheon Co.	56,445	2,708

Rockwell Collins, Inc.	22,735	1,155

United Technologies Corp.	137,154	8,357
		29,965

Agriculture – 1.8%

Altria Group, Inc.	300,105	5,345

Archer-Daniels-Midland Co.	93,234	2,724

Lorillard, Inc.	24,112	1,792

Philip Morris International, Inc.	281,320	13,712

Reynolds American, Inc.	24,717	1,100
		24,673

Airlines – 0.1%
Southwest Airlines Co.	109,962	1,056

Apparel – 0.5%

Coach, Inc.	45,342	1,493

NIKE, Inc., Class B	56,437	3,651

Polo Ralph Lauren Corp.	8,416	645

VF Corp.	12,619	914
		6,703

Auto Manufacturers – 0.4%

Ford Motor Co. *	468,110	3,375

PACCAR, Inc.	52,785	1,991
		5,366

Auto Parts & Equipment – 0.2%

Goodyear Tire & Rubber (The) Co. *	35,802	610

Johnson Controls, Inc.	85,882	2,195
		2,805

Banks – 9.3%

Bank of America Corp.	1,257,766	21,281

Bank of New York Mellon (The) Corp.	175,305	5,082

BB&T Corp.	99,466	2,710

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Banks – 9.3% – continued

Capital One Financial Corp.	66,140	$2,363

Citigroup, Inc.	1,895,782	9,176

Comerica, Inc.	22,670	673

Fifth Third Bancorp	115,984	1,175

First Horizon National Corp. *	33,015	437

First Horizon National Corp. – Fractional Shares *	203,650	–

Goldman Sachs Group (The), Inc.	74,304	13,698

Huntington Bancshares, Inc.	83,078	391

JPMorgan Chase & Co.	571,911	25,061

KeyCorp	123,457	803

M&T Bank Corp.	11,648	726

Marshall & Ilsley Corp.	49,607	400

Morgan Stanley	197,517	6,099

Northern Trust Corp. (1) (2)	34,394	2,000

PNC Financial Services Group, Inc.	66,789	3,245

Regions Financial Corp.	170,914	1,061

State Street Corp.	71,827	3,778

SunTrust Banks, Inc.	72,923	1,645

U.S. Bancorp	278,606	6,090

Wells Fargo & Co.	679,310	19,143

Zions Bancorporation	18,564	334
		127,371

Beverages – 2.7%

Brown-Forman Corp., Class B	16,416	792

Coca-Cola (The) Co.	337,251	18,110

Coca-Cola Enterprises, Inc.	46,355	992

Constellation Brands, Inc., Class A *	28,591	433

Dr Pepper Snapple Group, Inc. *	37,105	1,067

Molson Coors Brewing Co., Class B	22,084	1,075

Pepsi Bottling Group, Inc.	20,377	743

PepsiCo, Inc.	226,773	13,302
		36,514

Biotechnology – 1.8%

Amgen, Inc. *	147,690	8,895

Biogen Idec, Inc.	42,057	2,125

Celgene Corp. *	66,916	3,740

Genzyme Corp. *	39,793	2,257

Gilead Sciences, Inc. *	131,535	6,127

Life Technologies Corp. *	24,999	1,164

Millipore Corp. *	7,788	548
		24,856

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Building Materials – 0.1%
Masco Corp.	50,782	$656

Chemicals – 2.1%

Air Products & Chemicals, Inc.	30,162	2,340

Airgas, Inc.	11,663	564

CF Industries Holdings, Inc.	7,148	616

Dow Chemical (The) Co.	166,118	4,331

du Pont (E.I.) de Nemours & Co.	131,732	4,234

Eastman Chemical Co.	10,632	569

Ecolab, Inc.	34,569	1,598

FMC Corp.	10,373	584

International Flavors & Fragrances, Inc.	11,523	437

Monsanto Co.	79,401	6,146

PPG Industries, Inc.	23,791	1,385

Praxair, Inc.	44,914	3,669

Sherwin-Williams (The) Co.	13,976	841

Sigma-Aldrich Corp.	18,029	973
		28,287

Coal – 0.2%

Consol Energy, Inc.	25,817	1,165

Massey Energy Co.	11,624	324

Peabody Energy Corp.	39,276	1,462
		2,951

Commercial Services – 1.2%

Apollo Group, Inc., Class A *	18,524	1,365

Automatic Data Processing, Inc.	73,293	2,880

Convergys Corp. *	20,012	199

DeVry, Inc.	8,642	478

Donnelley (R.R.) & Sons Co.	31,686	674

Equifax, Inc.	19,204	560

H&R Block, Inc.	49,629	912

Iron Mountain, Inc. *	25,817	688

Mastercard, Inc., Class A	13,949	2,820

Monster Worldwide, Inc. *	16,848	295

Moody’s Corp.	27,850	570

Paychex, Inc.	46,057	1,338

Quanta Services, Inc. *	27,632	611

Robert Half International, Inc.	21,944	549

Total System Services, Inc.	28,602	461

Washington Post (The) Co., Class B	851	398

Western Union (The) Co.	102,869	1,946
		16,744

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Computers – 5.9%

Affiliated Computer Services, Inc.,

Class A *	14,216	$770

Apple, Inc. *	130,200	24,135

Cognizant Technology Solutions Corp., Class A *	42,781	1,654

Computer Sciences Corp. *	22,055	1,163

Dell, Inc. *	248,066	3,786

EMC Corp. of Massachusetts *	293,613	5,003

Hewlett-Packard Co.	344,541	16,266

IBM Corp.	190,521	22,788

Lexmark International, Inc., Class A *	12,375	267

NetApp, Inc. *	49,075	1,309

SanDisk Corp. *	32,966	715

Sun Microsystems, Inc. *	112,460	1,022

Teradata Corp. *	24,218	666

Western Digital Corp. *	33,372	1,219
		80,763

Cosmetics/Personal Care – 2.4%

Avon Products, Inc.	62,991	2,139

Colgate-Palmolive Co.	72,546	5,534

Estee Lauder Cos. (The), Inc., Class A	17,183	637

Procter & Gamble (The) Co.	424,396	24,581
		32,891

Distribution/Wholesale – 0.2%

Fastenal Co.	18,990	735

Genuine Parts Co.	23,292	887

Grainger (W.W.), Inc.	9,282	829
		2,451

Diversified Financial Services – 1.8%

American Express Co.	172,970	5,864

Ameriprise Financial, Inc.	38,027	1,381

Charles Schwab (The) Corp.	137,090	2,625

CME Group, Inc.	9,601	2,959

Discover Financial Services	77,561	1,259

E*TRADE Financial Corp. *	120,308	211

Federated Investors, Inc., Class B	12,391	327

Franklin Resources, Inc.	21,764	2,189

IntercontinentalExchange, Inc. *	10,348	1,006

Invesco Ltd.	60,573	1,379

Janus Capital Group, Inc.	25,817	366

Legg Mason, Inc.	23,931	743

NASDAQ OMX Group (The), Inc. *	20,697	436

NYSE Euronext	38,854	1,122

Price (T. Rowe) Group, Inc.	37,340	1,706

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Diversified Financial Services – 1.8% – continued
SLM Corp. *	69,772	$608
		24,181

Electric – 3.3%

AES (The) Corp. *	94,761	1,404

Allegheny Energy, Inc.	24,858	659

Ameren Corp.	33,987	859

American Electric Power Co., Inc.	68,149	2,112

CMS Energy Corp.	34,444	462

Consolidated Edison, Inc.	39,689	1,625

Constellation Energy Group, Inc.	28,698	929

Dominion Resources, Inc. of Virginia	86,754	2,993

DTE Energy Co.	24,119	848

Duke Energy Corp.	189,424	2,982

Dynegy, Inc., Class A *	82,480	210

Edison International	47,076	1,581

Entergy Corp.	28,589	2,283

Exelon Corp.	95,723	4,750

FirstEnergy Corp.	43,571	1,992

FPL Group, Inc.	60,064	3,317

Integrys Energy Group, Inc.	11,130	399

Northeast Utilities	25,816	613

Pepco Holdings, Inc.	32,119	478

PG&E Corp.	53,770	2,177

Pinnacle West Capital Corp.	14,989	492

PPL Corp.	54,788	1,662

Progress Energy, Inc.	40,698	1,590

Public Service Enterprise Group, Inc.	73,506	2,311

SCANA Corp.	16,963	592

Southern Co.	116,543	3,691

TECO Energy, Inc.	30,991	436

Wisconsin Energy Corp.	17,276	780

Xcel Energy, Inc.	66,777	1,285
		45,512

Electrical Components & Equipment – 0.4%

Emerson Electric Co.	109,459	4,387

Molex, Inc.	18,856	394
		4,781

Electronics – 0.5%

Agilent Technologies, Inc. *	51,269	1,427

Amphenol Corp., Class A	24,950	940

FLIR Systems, Inc. *	20,920	585

Jabil Circuit, Inc.	25,071	336

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Electronics – 0.5% – continued

PerkinElmer, Inc.	17,464	$336

Thermo Fisher Scientific, Inc. *	59,348	2,592

Waters Corp. *	13,973	781
		6,997

Engineering & Construction – 0.2%

Fluor Corp.	26,103	1,327

Jacobs Engineering Group, Inc. *	17,603	809
		2,136

Entertainment – 0.1%

International Game Technology	41,768	897

Environmental Control – 0.3%

Republic Services, Inc.	47,497	1,262

Stericycle, Inc. *	11,949	579

Waste Management, Inc.	72,517	2,162
		4,003

Food – 1.9%

Campbell Soup Co.	27,311	891

ConAgra Foods, Inc.	64,755	1,404

Dean Foods Co. *	26,031	463

General Mills, Inc.	47,273	3,043

Heinz (H.J.) Co.	44,977	1,788

Hershey (The) Co.	23,364	908

Hormel Foods Corp.	9,282	330

JM Smucker (The) Co.	17,476	926

Kellogg Co.	37,678	1,855

Kraft Foods, Inc., Class A	213,272	5,603

Kroger (The) Co.	95,585	1,973

McCormick & Co., Inc.	19,470	661

Safeway, Inc.	60,811	1,199

Sara Lee Corp.	101,193	1,127

SUPERVALU, Inc.	28,903	435

Sysco Corp.	86,628	2,153

Tyson Foods, Inc., Class A	44,525	562

Whole Foods Market, Inc. *	19,518	595
		25,916

Forest Products & Paper – 0.3%

International Paper Co.	63,043	1,401

MeadWestvaco Corp.	24,940	556

Plum Creek Timber Co., Inc.	24,004	736

Weyerhaeuser Co.	30,662	1,124
		3,817

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Gas – 0.2%

Centerpoint Energy, Inc.	56,394	$701

Nicor, Inc.	7,255	265

NiSource, Inc.	37,447	520

Sempra Energy	35,071	1,747
		3,233

Hand/Machine Tools – 0.1%

Black & Decker Corp.	8,216	380

Snap-On, Inc.	8,573	298

Stanley Works (The)	11,786	503
		1,181

Healthcare – Products – 3.8%

Bard (C.R.), Inc.	14,273	1,122

Baxter International, Inc.	88,015	5,018

Becton, Dickinson & Co.	34,992	2,441

Boston Scientific Corp. *	219,717	2,327

CareFusion Corp. *	25,564	557

DENTSPLY International, Inc.	20,591	711

Hospira, Inc. *	23,404	1,044

Intuitive Surgical, Inc. *	5,654	1,483

Johnson & Johnson	400,675	24,397

Medtronic, Inc.	159,992	5,888

Patterson Cos., Inc. *	13,336	363

St. Jude Medical, Inc. *	49,822	1,943

Stryker Corp.	40,981	1,862

Varian Medical Systems, Inc. *	18,878	795

Zimmer Holdings, Inc. *	31,388	1,678
		51,629

Healthcare – Services – 1.1%

Aetna, Inc.	63,256	1,761

CIGNA Corp.	39,670	1,114

Coventry Health Care, Inc. *	22,765	454

DaVita, Inc. *	15,304	867

Humana, Inc. *	24,324	907

Laboratory Corp. of America Holdings *	16,216	1,065

Quest Diagnostics, Inc.	22,950	1,198

Tenet Healthcare Corp. *	59,423	349

UnitedHealth Group, Inc.	168,349	4,216

WellPoint, Inc. *	69,118	3,274
		15,205

Holding Companies – Diversified – 0.1%
Leucadia National Corp. *	27,500	680

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Home Builders – 0.1%

D.R. Horton, Inc.	40,327	$460

KB Home	11,065	184

Lennar Corp., Class A	21,871	311

Pulte Homes, Inc.	45,931	505
		1,460

Home Furnishings – 0.1%

Harman International Industries, Inc.	8,961	303

Whirlpool Corp.	10,889	762
		1,065

Household Products/Wares – 0.5%

Avery Dennison Corp.	16,300	587

Clorox Co.	19,689	1,158

Fortune Brands, Inc.	22,190	954

Kimberly-Clark Corp.	60,743	3,582
		6,281

Housewares – 0.0%

Newell Rubbermaid, Inc.	40,224	631

Insurance – 2.7%

Aflac, Inc.	67,532	2,886

Allstate (The) Corp.	78,960	2,418

American International Group, Inc. *	19,069	841

AON Corp.	39,398	1,603

Assurant, Inc.	17,184	551

Chubb Corp.	50,332	2,537

Cincinnati Financial Corp.	24,863	646

Genworth Financial, Inc., Class A	69,861	835

Hartford Financial Services Group, Inc.	54,849	1,454

Lincoln National Corp.	43,028	1,115

Loews Corp.	53,000	1,815

Marsh & McLennan Cos., Inc.	77,240	1,910

MBIA, Inc. *	24,804	193

Metlife, Inc.	119,150	4,536

Principal Financial Group, Inc.	47,185	1,292

Progressive (The) Corp. *	98,963	1,641

Prudential Financial, Inc.	67,257	3,357

Torchmark Corp.	12,269	533

Travelers Cos. (The), Inc.	82,763	4,074

Unum Group	48,382	1,037

XL Capital Ltd., Class A	48,284	843
		36,117

Internet – 2.5%

Akamai Technologies, Inc. *	24,111	475

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Internet – 2.5% – continued

Amazon.com, Inc. *	48,332	$4,512

eBay, Inc. *	163,030	3,849

Expedia, Inc. *	31,033	743

Google, Inc., Class A *	34,976	17,343

McAfee, Inc. *	22,729	995

Symantec Corp. *	119,726	1,972

VeriSign, Inc. *	29,231	693

Yahoo!, Inc. *	173,379	3,088
		33,670

Iron/Steel – 0.3%

AK Steel Holding Corp.	16,643	329

Allegheny Technologies, Inc.	14,864	520

Nucor Corp.	45,572	2,142

United States Steel Corp.	21,231	942
		3,933

Leisure Time – 0.2%

Carnival Corp.	64,007	2,130

Harley-Davidson, Inc.	34,246	788
		2,918

Lodging – 0.2%

Marriott International, Inc., Class A	35,717	985

Starwood Hotels & Resorts

Worldwide, Inc.	27,311	902

Wyndham Worldwide Corp.	26,203	428

Wynn Resorts Ltd. *	10,476	743
		3,058

Machinery – Construction & Mining – 0.3%

Caterpillar, Inc.	90,426	4,642

Machinery – Diversified – 0.4%

Cummins, Inc.	29,304	1,313

Deere & Co.	60,811	2,610

Flowserve Corp.	8,428	831

Rockwell Automation, Inc.	20,056	854
		5,608

Media – 2.4%

CBS Corp., Class B	98,504	1,187

Comcast Corp., Class A	418,330	7,066

DIRECTV Group (The), Inc. *	65,281	1,800

Disney (The Walt) Co.	269,978	7,414

Gannett Co., Inc.	35,739	447

McGraw-Hill Cos. (The), Inc.	44,807	1,126

Meredith Corp.	6,645	199

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Media – 2.4% – continued

New York Times (The) Co., Class A	14,403	$117

News Corp., Class A	326,329	3,913

Scripps Networks Interactive, Inc., Class A	12,851	475

Time Warner Cable, Inc.	50,341	2,169

Time Warner, Inc.	172,265	4,958

Viacom, Inc., Class B *	89,198	2,501
		33,372

Metal Fabrication/Hardware – 0.2%

Precision Castparts Corp.	20,322	2,070

Mining – 0.8%

Alcoa, Inc.	141,163	1,852

Freeport-McMoRan Copper & Gold, Inc.	59,936	4,112

Newmont Mining Corp.	70,815	3,117

Titanium Metals Corp.	15,149	146

Vulcan Materials Co.	18,808	1,017
		10,244

Miscellaneous Manufacturing – 3.6%

3M Co.	101,599	7,498

Danaher Corp.	37,789	2,544

Dover Corp.	27,098	1,050

Eastman Kodak Co.	35,420	169

Eaton Corp.	23,471	1,328

General Electric Co.	1,544,486	25,361

Honeywell International, Inc.	109,217	4,057

Illinois Tool Works, Inc.	56,437	2,411

ITT Corp.	26,416	1,378

Leggett & Platt, Inc.	21,764	422

Pall Corp.	17,010	549

Parker Hannifin Corp.	23,457	1,216

Textron, Inc.	39,687	753
		48,736

Office/Business Equipment – 0.1%

Pitney Bowes, Inc.	29,737	739

Xerox Corp.	125,652	973
		1,712

Oil & Gas – 9.6%

Anadarko Petroleum Corp.	71,338	4,475

Apache Corp.	48,548	4,458

Cabot Oil & Gas Corp.	15,469	553

Chesapeake Energy Corp.	93,110	2,644

Chevron Corp.	291,510	20,531

ConocoPhillips	215,473	9,731

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Oil & Gas – 9.6% – continued

Denbury Resources, Inc. *	34,033	$515

Devon Energy Corp.	64,873	4,368

Diamond Offshore Drilling, Inc.	9,946	950

ENSCO International, Inc.	20,015	851

EOG Resources, Inc.	36,593	3,056

EQT Corp.	19,159	816

Exxon Mobil Corp.	698,580	47,930

Hess Corp.	42,266	2,260

Marathon Oil Corp.	103,077	3,288

Murphy Oil Corp.	27,951	1,609

Nabors Industries Ltd. *	41,927	876

Noble Energy, Inc.	25,498	1,682

Occidental Petroleum Corp.	117,903	9,244

Pioneer Natural Resources Co.	16,963	616

Questar Corp.	25,369	953

Range Resources Corp.	22,297	1,101

Rowan Cos., Inc.	17,924	413

Southwestern Energy Co. *	50,637	2,161

Sunoco, Inc.	15,957	454

Tesoro Corp.	21,124	316

Valero Energy Corp.	80,422	1,559

XTO Energy, Inc.	84,336	3,485
		130,895

Oil & Gas Services – 1.6%

Baker Hughes, Inc.	45,024	1,921

BJ Services Co.	43,848	852

Cameron International Corp. *	31,984	1,210

FMC Technologies, Inc. *	17,710	925

Halliburton Co.	131,096	3,555

National-Oilwell Varco, Inc. *	60,764	2,621

Schlumberger Ltd.	174,170	10,380

Smith International, Inc.	31,579	906
		22,370

Packaging & Containers – 0.2%

Ball Corp.	13,057	642

Bemis Co., Inc.	15,829	410

Owens-Illinois, Inc. *	24,337	898

Pactiv Corp. *	18,029	470

Sealed Air Corp.	22,915	450
		2,870

Pharmaceuticals – 6.0%

Abbott Laboratories	224,733	11,117

Allergan, Inc.	44,696	2,537

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Pharmaceuticals – 6.0% – continued

AmerisourceBergen Corp.	42,712	$956

Bristol-Myers Squibb Co.	289,311	6,515

Cardinal Health, Inc.	51,128	1,370

Cephalon, Inc. *	10,776	628

Express Scripts, Inc. *	39,580	3,071

Forest Laboratories, Inc. *	43,663	1,285

King Pharmaceuticals, Inc. *	39,153	422

Lilly (Eli) & Co.	146,261	4,831

McKesson Corp.	38,663	2,302

Medco Health Solutions, Inc. *	68,636	3,796

Merck & Co., Inc.	306,310	9,689

Mylan, Inc. *	46,194	740

Pfizer, Inc.	980,389	16,225

Schering-Plough Corp.	237,414	6,707

Watson Pharmaceuticals, Inc. *	15,396	564

Wyeth	194,064	9,428
		82,183

Pipelines – 0.3%

El Paso Corp.	101,737	1,050

Spectra Energy Corp.	93,793	1,777

Williams Cos. (The), Inc.	85,135	1,521
		4,348

Real Estate – 0.0%

CB Richard Ellis Group, Inc., Class A *	36,700	431

Real Estate Investment Trusts – 1.1%

Apartment Investment & Management Co.,

Class A	16,697	246

AvalonBay Communities, Inc.	11,469	834

Boston Properties, Inc.	20,591	1,350

Equity Residential	39,385	1,209

HCP, Inc.	42,247	1,214

Health Care REIT, Inc.	17,496	728

Host Hotels & Resorts, Inc.	87,503	1,030

Kimco Realty Corp.	54,216	707

ProLogis	65,968	786

Public Storage	19,571	1,473

Simon Property Group, Inc.	40,925	2,841

Ventas, Inc.	23,471	904

Vornado Realty Trust	22,695	1,462
		14,784

Retail – 6.1%

Abercrombie & Fitch Co., Class A	13,336	438

AutoNation, Inc. *	13,463	243

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Retail – 6.1% – continued

Autozone, Inc. *	4,628	$677

Bed Bath & Beyond, Inc. *	38,194	1,434

Best Buy Co., Inc.	49,393	1,853

Big Lots, Inc. *	10,645	266

Costco Wholesale Corp.	63,494	3,585

CVS Caremark Corp.	210,217	7,513

Darden Restaurants, Inc.	19,897	679

Family Dollar Stores, Inc.	20,484	541

GameStop Corp., Class A *	23,835	631

Gap (The), Inc.	69,580	1,489

Home Depot (The), Inc.	247,300	6,588

Kohl’s Corp. *	44,245	2,524

Limited Brands, Inc.	39,111	664

Lowe’s Cos., Inc.	214,245	4,486

Macy’s, Inc.	60,898	1,114

McDonald’s Corp.	158,688	9,056

Nordstrom, Inc.	24,858	759

Office Depot, Inc. *	43,741	290

O’Reilly Automotive, Inc. *	20,591	744

Penney (J.C.) Co., Inc.	34,448	1,163

RadioShack Corp.	19,950	331

Sears Holdings Corp. *	7,150	467

Staples, Inc.	105,378	2,447

Starbucks Corp. *	108,712	2,245

Target Corp.	109,196	5,097

Tiffany & Co.	18,882	728

TJX Cos., Inc.	61,395	2,281

Walgreen Co.	143,944	5,394

Wal-Mart Stores, Inc.	313,923	15,410

Yum! Brands, Inc.	67,762	2,288
		83,425

Savings & Loans – 0.1%

Hudson City Bancorp, Inc.	69,954	920

People’s United Financial, Inc.	49,182	765
		1,685

Semiconductors – 2.6%

Advanced Micro Devices, Inc. *	85,702	485

Altera Corp.	41,775	857

Analog Devices, Inc.	42,967	1,185

Applied Materials, Inc.	195,973	2,626

Broadcom Corp., Class A *	62,766	1,926

Intel Corp.	814,423	15,938

Kla-Tencor Corp.	24,274	870

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Semiconductors – 2.6% – continued

Linear Technology Corp.	31,347	$866

LSI Corp. *	95,079	522

MEMC Electronic Materials, Inc. *	33,713	561

Microchip Technology, Inc.	26,250	696

Micron Technology, Inc. *	123,630	1,014

National Semiconductor Corp.	34,324	490

Novellus Systems, Inc. *	12,806	269

Nvidia Corp. *	79,977	1,202

QLogic Corp. *	18,883	325

Teradyne, Inc. *	22,034	204

Texas Instruments, Inc.	184,055	4,360

Xilinx, Inc.	38,748	907
		35,303

Software – 4.0%

Adobe Systems, Inc. *	76,280	2,520

Autodesk, Inc. *	32,966	785

BMC Software, Inc. *	26,671	1,001

CA, Inc.	59,096	1,299

Citrix Systems, Inc. *	27,098	1,063

Compuware Corp. *	34,566	253

Dun & Bradstreet Corp.	7,764	585

Electronic Arts, Inc. *	48,328	921

Fidelity National Information Services, Inc.	26,671	680

Fiserv, Inc. *	21,941	1,057

IMS Health, Inc.	27,010	415

Intuit, Inc. *	45,711	1,303

Microsoft Corp.	1,126,312	29,160

Novell, Inc. *	54,575	246

Oracle Corp.	567,238	11,821

Red Hat, Inc. *	26,974	746

Salesforce.com, Inc. *	15,768	898
		54,753

Telecommunications – 6.1%

American Tower Corp., Class A *	56,649	2,062

AT&T, Inc.	857,875	23,171

CenturyTel, Inc.	43,172	1,451

Ciena Corp. *	15,210	248

Cisco Systems, Inc. *	838,122	19,729

Corning, Inc.	225,758	3,456

Frontier Communications Corp.	45,623	344

Harris Corp.	19,195	722

JDS Uniphase Corp. *	35,259	251

Juniper Networks, Inc. *	74,999	2,026

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.5% – continued

Telecommunications – 6.1% – continued

MetroPCS Communications, Inc. *	36,167	$339

Motorola, Inc.	333,324	2,863

QUALCOMM, Inc.	241,775	10,875

Qwest Communications International, Inc.	218,017	831

Sprint Nextel Corp. *	421,109	1,663

Tellabs, Inc. *	55,583	385

Verizon Communications, Inc.	413,363	12,512

Windstream Corp.	62,556	634
		83,562

Textiles – 0.0%
Cintas Corp.	19,950	605

Toys, Games & Hobbies – 0.1%

Hasbro, Inc.	17,426	484

Mattel, Inc.	54,345	1,003
		1,487

Transportation – 1.9%

Burlington Northern Santa Fe Corp.	38,144	3,045

C.H. Robinson Worldwide, Inc.	24,751	1,429

CSX Corp.	56,949	2,384

Expeditors International of Washington, Inc.	29,891	1,051

FedEx Corp.	45,405	3,415

Norfolk Southern Corp.	52,809	2,277

Ryder System, Inc.	8,614	336

Union Pacific Corp.	73,329	4,279

United Parcel Service, Inc., Class B	144,605	8,166
		26,382
Total Common Stocks
(Cost $1,410,190)		1,357,050

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$1,920	$1,920
U.S. Treasury Bill, 0.27%, 11/19/09 (3)	3,045	3,044
Total Short-Term Investments
(Cost $4,964)		4,964

Total Investments – 99.9%
(Cost $1,415,154)		1,362,014
Other Assets less Liabilities – 0.1%		1,290
NET ASSETS – 100.0%		$1,363,304

(1)	At March 31, 2009, the value of the Fund’s investment in Northern Trust Corp. was approximately $1,483,000 with gross purchases of approximately $527,000 during the period ended September 30, 2009. There were no sales during the period ended September 30, 2009.
(2)	Investment in affiliate.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P 500 E-mini	142	$7,476	Long	12/09	$149

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

At September 30, 2009, the industry sectors for the Stock Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.1%
Consumer Staples	11.5
Energy	11.7
Financials	15.2
Health Care	13.1
Industrials	10.3
Information Technology	18.7
Materials	3.5
Telecommunication Services	3.2
Utilities	3.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$1,357,050(1)	$–	$–	$1,357,050
Short-Term Investments	–	4,964	–	4,964
Total Investments	$1,357,050	$4,964	$–	$1,362,014

Other Financial Instruments *	$149	$–	$–	$149

(1)	Classifications as defined in the Schedule of Investments.

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 44 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2009, the Mid Cap Index, Small Cap Index, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $460,000, $585,000 and $3,044,000 respectively. The Global Real Estate Index, Global Sustainability Index and International Equity Index Funds had entered into exchange-traded long futures contracts at September 30, 2009. The aggregate value of foreign currencies to cover margin requirements for open positions was approximately $1,039,000, $184,000 and $6,538,000, respectively.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2009, were approximately $1,000 for the Global Real Estate Index Fund. Redemption fees for the six months ended September 30, 2009, were less than $1,000 for the Global Sustainability Index Fund and the International Equity Index Fund. Redemption fees for the fiscal year ended March 31, 2009, were less than $1,000 for the Global Real Estate Index Fund. The Global Sustainability Index Fund and the International Equity Index Fund had redemption fees for the fiscal year ended March 31, 2009 of approximately $2,000 and $1,000, respectively. These amounts are included in “Proceeds from Shares Sold” in Note 5 – Capital Share Transactions. The impact from redemption fees paid to the Funds was less than $0.001 per share.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

H) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
International Equity Index	Annually
Mid Cap Index	Annually
Small Cap Index	Annually
Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2008, through the fiscal year ended March 31, 2009, the following funds incurred net capital losses and/or Section 988 net currency losses for which the Fund intends to treat as having been incurred in the following fiscal year (in thousands):

Global Sustainability Index	$461
International Equity Index	134,877
Mid Cap Index	21,557
Small Cap Index	20,186
Stock Index	11,497

The Fund in the table below has elected to defer net capital losses and/or net currency losses incurred from November 1, 2008 through November 30, 2008, the Fund’s last tax year end, as having arisen on the first day of the following tax year (in thousands):

Global Real Estate Index	$281,279

At March 31, 2009, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2011	MARCH 31, 2012	MARCH 31, 2013	MARCH 31, 2015	MARCH 31, 2017
Global Sustainability Index	$—	$—	$—	$—	$2,202
International Equity Index	—	—	—	—	58,297
Stock Index	7,700	4,423	46	588	17,146

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2008, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	NOVEMBER 30, 2016
Global Real Estate Index	$99,834

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2009, the tax components of undistributed net investment income, undistributed realized gains and unrealized losses were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED LOSSES
Global Sustainability Index	$215	$ —	$(13,460)
International Equity Index	5,990	—	(390,312)
Mid Cap Index	963	1	(118,162)
Small Cap Index	472	—	(95,729)
Stock Index	241	—	(372,302)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2008, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED LOSSES
Global Real Estate Index	$6,337	$806	$(441,473)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Sustainability Index	$407	$ —
International Equity Index	43,000	—
Mid Cap Index	5,612	10,758
Small Cap Index	2,900	21,353
Stock Index	22,831	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL-GAINS
International Equity Index	45,540	16,528
Mid Cap Index	5,338	17,465
Small Cap Index	6,132	26,130
Stock Index	14,935	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2008 and November 30, 2007 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2008 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$35,114	$4,786

	NOVEMBER 30, 2007 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$10,726	$125

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2009, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2006 through March 31, 2008 remain subject to examination by the Internal Revenue Service.

2. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in the Statement of Operations in interest expense. The agreement will expire on December 10, 2009, unless renewed.

At September 30, 2009, the Funds did not have any outstanding loans.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

When utilized, the average dollar amount of the borrowings and the weighted average interest rate on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Global Real Estate Index	$1,450	1.18%
Global Sustainability Index	100	1.15%
International Equity Index	2,748	1.19%
Mid Cap Index	500	1.01%
Stock Index	1,200	1.01%

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive a fee, computed daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2009, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

	ANNUAL ADVISORY FEE	EXPENSE LIMITATIONS
Global Real Estate Index	0.35%	0.65%
Global Sustainability Index	0.35%	0.65%
International Equity Index	0.25%	0.45%
Mid Cap Index	0.20%	0.30%
Small Cap Index	0.20%	0.35%
Stock Index	0.10%	0.25%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2009, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Real Estate Index	$ —	$95,172	$ —	$28,606
Global Sustainability Index	—	8,569	—	2,608
International Equity Index	—	71,541	—	117,891
Mid Cap Index	—	46,964	—	20,129
Small Cap Index	—	40,136	—	26,618
Stock Index	—	234,566	—	14,233

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2009, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Global Real Estate Index	$27,186	$(87,628)	$(60,442)	531,027
Global Sustainability Index	4,824	(2,745)	2,079	51,731
International Equity Index	172,960	(109,913)	63,047	1,107,690
Mid Cap Index	32,608	(44,565)	(11,957)	322,933
Small Cap Index	36,600	(49,718)	(13,118)	248,827
Stock Index	108,973	(162,113)	(53,140)	1,415,154

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Real Estate Index	26,456	$155,268	217	$1,313	(15,607)	$(91,917)	11,066	$64,664
Global Sustainability Index	942	6,784	—	—	(136)	(1,004)	806	5,780
International Equity Index	26,528	238,306	—	—	(30,886)	(256,215)	(4,358)	(17,909)
Mid Cap Index	9,021	70,294	—	—	(6,184)	(49,580)	2,837	20,714
Small Cap Index	9,008	51,248	—	—	(7,316)	(43,081)	1,692	8,167
Stock Index	29,968	345,450	143	1,727	(12,583)	(146,553)	17,528	200,624

Transactions in capital shares for the fiscal year ended March 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Real Estate Index	47,382	$401,482	650	$4,101	(94,630)	$(553,661)	(46,598)	$(148,078)
Global Sustainability Index	4,484	32,382	19	119	(630)	(4,118)	3,873	28,383
International Equity Index	85,193	727,864	598	4,564	(90,738)	(779,373)	(4,947)	(46,945)
Mid Cap Index	17,464	146,055	1,630	11,163	(21,312)	(164,710)	(2,218)	(7,492)
Small Cap Index	14,939	99,046	3,508	18,557	(19,084)	(121,978)	(637)	(4,375)
Stock Index	47,204	587,727	328	4,106	(28,301)	(342,107)	19,231	249,726

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

6. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statements of Assets and Liabilities as of September 30, 2009:

GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$1,017	Payable for variation margin on futures contracts	$69
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$21	Unrealized loss on forward foreign currency exchange contracts	$ —
GLOBAL SUSTAINABILITY INDEX FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$252	Payable for variation margin on futures contracts	$9
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$4	Unrealized loss on forward foreign currency exchange contracts	$ —
INTERNATIONAL EQUITY INDEX FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$108	Payable for variation margin on futures contracts	$6,024
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$355	Unrealized loss on forward foreign currency exchange contracts	$322
MID CAP INDEX FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$15	Payable for variation margin on futures contracts	$1
SMALL CAP INDEX FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$ —	Payable for variation margin on futures contracts	$10
STOCK INDEX FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$2	Payable for variation margin on futures contracts	$14

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

The following tables set forth by primary risk exposure the Funds' realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended September 30, 2009:

GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$3,882
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	384
	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$(202)
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	442
GLOBAL SUSTAINABILITY INDEX FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$503
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	119
	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(18)
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	24
INTERNATIONAL EQUITY INDEX FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$8,008
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	2,266
	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(745)
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	255
MID CAP INDEX FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$3,252
	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(259)

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2009 (UNAUDITED)

SMALL CAP INDEX FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$2,341
	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(128)
STOCK INDEX FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$10,693
	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(565)

Volume of Derivative activity for the six months ended September 30, 2009*

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Global Real Estate Index Fund	234	$2,960	445	$459
Global Sustainability Index Fund	79	479	118	147
International Equity Index Fund	464	16,719	526	925
Mid Cap Index Fund	—	—	124	964
Small Cap Index Fund	—	—	174	437
Stock Index Fund	—	—	218	2,360

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and equity contracts.

**	Amounts in thousands.

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through November 23, 2009, the date the financial statements were available to be issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2009 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/09 - 9/30/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 89), if any, in the Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GLOBAL REAL ESTATE INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.65%	$1,000.00	$1,702.60	$4.40
Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29	**

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.65%	$1,000.00	$1,441.30	$3.98
Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29	**

INTERNATIONAL EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.45%	$1,000.00	$1,495.50	$2.82
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28	**

MID CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.30%	$1,000.00	$1,422.40	$1.82
Hypothetical	0.30%	$1,000.00	$1,023.56	$1.52	**

SMALL CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.35%	$1,000.00	$1,438.50	$2.14
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months end September 30, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2009 (UNAUDITED)

STOCK INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.25%	$1,000.00	$1,338.60	$1.47
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months end September 30, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

TRUSTEES AND OFFICERS SEPTEMBER 30, 2009 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“Northern”).

At a meeting of the Board of Trustees held on May 8, 2009 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of Northern, its services and the Funds, resulting from their meetings and interactions with management throughout the year. The Trustees also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meetings without employees of Northern present.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the nature, extent and quality of the services provided by Northern. In this regard, the Trustees considered Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel. In particular, the Trustees focused on Northern’s long experience in the field of quantitative investment management. They also considered Northern’s financial resources and its ability to attract and retain portfolio management talent and its record of communicating with and servicing shareholders. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds, its compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer during the year to strengthen the Funds’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s Chief Compliance Officer at Board meetings throughout the year. Finally, the Trustees considered Northern’s responsiveness to their requests for information throughout the year. The Trustees also considered the steps taken by Northern to strengthen its pricing functions in 2008-2009. In addition, the Trustees noted the changes and additions to personnel made by Northern during the year in order to improve Fund performance, including the hiring of a new Chief Investment Officer. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

FEES, EXPENSES AND PERFORMANCE

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s voluntary expense reimbursements and expense caps with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. Information was also presented to the Board regarding Northern’s expenses and profitability with respect to the Funds. The information provided on profitability of the Funds was discussed in light of the performance of other publicly-reported investment advisers; however, the Trustees noted the difficulty in comparing profitability among firms given differences in operations. The Trustees also reviewed Northern’s cost allocation methodology, which remained consistent and had been reviewed previously by the Funds’ auditors for reasonability.

Information on the services provided by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The comparisons showed that overall expenses were lower than the objective median, and the advisory fees for each Fund were in either the first or second quartile versus its peers. Information was also provided on the fee rates charged by Northern to similarly managed private accounts. The Trustees discussed with Northern the similarities and differences among the Funds and these other accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings and

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

TRUSTEES AND OFFICERS continued	SEPTEMBER 30, 2009 (UNAUDITED)

ratings issued by third parties as well as their benchmarks. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, three, five and ten years. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel to address performance issues. Based on the information received, the Trustees concluded that the Funds were generally tracking their respective indexes.

ECONOMIES OF SCALE

The Trustees also reviewed information as to whether Northern was likely to pass benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s voluntary expense caps for the Funds.

OTHER BENEFITS

The Trustees considered other benefits derived by Northern and its affiliates as a result of their relationship with the Funds. The Trustees considered the non-advisory services provided to the Funds by Northern and its affiliates, which included services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with Northern and its affiliates.

Other benefits considered by the Trustees included Northern’s extent and use of soft dollars and its written and oral reports regarding its processes for testing best execution.

* * * * *

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by Northern, its actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be reapproved.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

10	SCHEDULES OF INVESTMENTS

10	CALIFORNIA MUNICIPAL MONEY MARKET FUND

17	MONEY MARKET FUND

22	MUNICIPAL MONEY MARKET FUND

48	U.S. GOVERNMENT MONEY MARKET FUND

52	U.S. GOVERNMENT SELECT MONEY MARKET FUND

56	ABBREVIATIONS AND OTHER INFORMATION

57	NOTES TO THE FINANCIAL STATEMENTS

62	FUND EXPENSES

63	TRUSTEES AND OFFICERS

63	APPROVAL OF ADVISORY AGREEMENT

68	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2009 (UNAUDITED)

Amounts in thousands, except per share data	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost	$1,074,005	$7,333,088	$7,825,466	$1,299,955	$3,921,198
Repurchase agreements, at cost which approximates fair value	–	1,009,720	–	328,533	–
Cash	3,048	110,062	825	10,080	–
Interest income receivable	960	7,166	6,681	3,786	9,824
Receivable for securities sold	190	–	10,279	–	–
Receivable for fund shares sold	–	–	–	–	4
Receivable from investment adviser	62	338	270	101	238
Prepaid and other assets	23	82	68	24	37
Total Assets	1,078,288	8,460,456	7,843,589	1,642,479	3,931,301
LIABILITIES:
Cash overdraft	–	–	–	–	147
Payable for securities purchased	–	–	5,000	4,994	–
Payable for fund shares redeemed	2	112,922	403	10,017	–
Distributions to shareholders	9	70	65	14	33
Payable to affiliates:
Investment advisory fees	72	555	519	108	259
Administration fees	27	208	195	40	97
Custody and accounting fees	6	33	35	15	23
Shareholder servicing fees	–	–	–	1	–
Transfer agent fees	18	139	130	27	65
Trustee fees	11	77	46	9	14
Accrued other liabilities	46	221	161	53	82
Total Liabilities	191	114,225	6,554	15,278	720
Net Assets	$1,078,097	$8,346,231	$7,837,035	$1,627,201	$3,930,581
ANALYSIS OF NET ASSETS:
Capital stock	$1,077,939	$8,355,336	$7,836,670	$1,627,203	$3,930,579
Accumulated undistributed net investment income	158	–	–	–	–
Accumulated undistributed net realized gain (loss)	–	(9,105)	365	(2)	2
Net Assets	$1,078,097	$8,346,231	$7,837,035	$1,627,201	$3,930,581
Shares Outstanding ($.0001 par value, unlimited authorization)	1,077,972	8,355,354	7,836,681	1,627,235	3,930,617
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

Amounts in thousands	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S.GOVERNMENT MONEY MARKET FUND	U.S.GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$2,793	$29,190	$32,815	$3,924	$8,151
Total Investment Income	2,793	29,190	32,815	3,924	8,151
EXPENSES:
Investment advisory fees	2,502	18,068	18,278	4,011	9,027
Administration fees	938	6,776	6,854	1,504	3,385
Custody and accounting fees	140	935	927	235	477
Transfer agent fees	626	4,517	4,570	1,003	2,257
Registration fees	10	42	32	20	24
Printing fees	27	126	99	34	54
Professional fees	39	170	144	48	77
Shareholder servicing fees	–	–	–	9	–
Trustee fees and expenses	14	68	54	18	29
Participation fees	306	1,975	1,450	325	539
Other	17	76	58	20	29
Total Expenses	4,619	32,753	32,466	7,227	15,898
Less expenses reimbursed by investment adviser	(870)	(5,925)	(5,872)	(1,374)	(2,946)
Less expenses waived by investment adviser	(955)	(1,675)	(1,193)	(2,018)	(5,006)
Less custodian credits	(2)	(9)	(11)	(12)	(1)
Net Expenses	2,792	25,144	25,390	3,823	7,945
Net Investment Income	1	4,046	7,425	101	206
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	–	(11,342)	412	2	2
Capital Support Agreement	–	2,237	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	–	32,854	–	–	–
Capital Support Agreement	–	(22,585)	–	–	–
Net Gains on Investments	–	1,164	412	2	2
Net Increase in Net Assets Resulting from Operations	$1	$5,210	$7,837	$103	$208

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

FOR THE FISCAL YEAR ENDED MARCH 31, 2009

	CALIFORNIA MUNICIPAL MONEY MARKET FUND		MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
Amounts in thousands	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009
OPERATIONS:
Net investment income	$1	$18,109	$4,046	$123,027	$7,425	$101,944	$101	$19,843	$206	$25,877
Net realized gains (losses) on:
Investments	–	262	(11,342)	504	412	(47)	2	(4)	2	22
Capital Support Agreement	–	–	2,237	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	–	–	32,854	(11,608)	–	–	–	–	–	–
Capital Support Agreement	–	–	(22,585)	22,585	–	–	–	–	–	–
Net Increase in Net Assets Resulting from Operations	1	18,371	5,210	134,508	7,837	101,897	103	19,839	208	25,899
CAPITAL SHARE TRANSACTIONS: (1)
Net increase (decrease) in net assets resulting from capital share transactions	(542,784)	16,833	(1,399,186)	(1,575,901)	(2,334,278)	2,845,407	(720,255)	513,899	(1,080,369)	2,636,428
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(542,784)	16,833	(1,399,186)	(1,575,901)	(2,334,278)	2,845,407	(720,255)	513,899	(1,080,369)	2,636,428
DISTRIBUTIONS PAID:
From net investment income	(113)	(18,297)	(4,554)	(123,205)	(7,426)	(103,038)	(101)	(19,886)	(228)	(25,914)
Total Distributions Paid	(113)	(18,297)	(4,554)	(123,205)	(7,426)	(103,038)	(101)	(19,886)	(228)	(25,914)
Total Increase (Decrease) in Net Assets	(542,896)	16,907	(1,398,530)	(1,564,598)	(2,333,867)	2,844,266	(720,253)	513,852	(1,080,389)	2,636,413
NET ASSETS:
Beginning of period	1,620,993	1,604,086	9,744,761	11,309,359	10,170,902	7,326,636	2,347,454	1,833,602	5,010,970	2,374,557
End of period	$1,078,097	$1,620,993	$8,346,231	$9,744,761	$7,837,035	$10,170,902	$1,627,201	$2,347,454	$3,930,581	$5,010,970
Accumulated Undistributed Net Investment Income	$158	$270	$–	$508	$–	$1	$–	$–	$–	$22

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.01		0.03	0.03	0.02	0.01
Total from Investment Operations	–		0.01		0.03	0.03	0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.01)		(0.03)	(0.03)	(0.02)	(0.01)
Total Distributions Paid	–		(0.01)		(0.03)	(0.03)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.01%		1.11%		2.83%	3.06%	2.22%	0.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,078,097		$1,620,993		$1,604,086	$1,271,227	$1,022,844	$908,547
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.45	%(3)	0.57	%(4)	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.74%		0.71%		0.69%	0.69%	0.78%	0.79%
Net investment income, net of waivers, reimbursements and credits	0.00%		1.08%		2.75%	2.97%	2.20%	0.94%
Net investment income, before waivers, reimbursements and credits	(0.29)%		0.94%		2.61%	2.83%	1.97%	0.70%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guranty Program (the “Participation Fee”) of approximately $306,000 which represents 0.05% of average net assets for the period ended September 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(4)	The net expense ratio includes the Participation Fee of approximately $360,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	–		0.01		0.04	0.05	0.03	0.01
Net realized and unrealized gains (losses)	–	(1)	–	(1)	– (1)	–	–	–
Total from Investment Operations	–		0.01		0.04	0.05	0.03	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.01)		(0.04)	(0.05)	(0.03)	(0.01)
Total Distributions Paid	–		(0.01)		(0.04)	(0.05)	(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.05	%(4)	1.16	%(4)	4.42%	4.79%	3.27%	1.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,346,231		$9,744,761		$11,309,359	$11,169,215	$9,126,668	$7,896,730
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.56	%(5)	0.57	%(6)	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.73%		0.70%		0.68%	0.68%	0.78%	0.79%
Net investment income, net of waivers, reimbursements and credits	0.09%		1.18%		4.32%	4.71%	3.26%	1.22%
Net investment income, before waivers, reimbursements and credits	(0.08)%		1.05%		4.19%	4.58%	3.03%	0.98%

(1)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Without the value of the Capital Support Agreement, the total return would have been 0.03% and 0.97% for the period ended September 30, 2009 and for the fiscal year ended March 31, 2009, respectively.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,975,000 which represents 0.04% of average net assets for the period ended September 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $2,325,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUND

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.01		0.03	0.03	0.02	0.01
Total from Investment Operations	–		0.01		0.03	0.03	0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.01)		(0.03)	(0.03)	(0.02)	(0.01)
Total Distributions Paid	–		(0.01)		(0.03)	(0.03)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.08%		1.26%		2.93%	3.08%	2.26%	0.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,837,035		$10,170,902		$7,326,636	$5,871,075	$5,615,849	$4,580,691
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.56	%(3)	0.57	%(4)	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.71%		0.70%		0.68%	0.68%	0.78%	0.79%
Net investment income, net of waivers, reimbursements and credits	0.16%		1.17%		2.84%	3.04%	2.24%	0.95%
Net investment income, before waivers, reimbursements and credits	0.01%		1.04%		2.71%	2.91%	2.01%	0.71%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,450,000 which represents 0.03% of average net assets for the period ended September 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(4)	The net expense ratio includes the Participation Fee of approximately $1,707,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007		YEAR ENDED MARCH 31, 2006		YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.01		0.04		0.05		0.03		0.01
Total from Investment Operations	–		0.01		0.04		0.05		0.03		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.01)		(0.04)		(0.05)		(0.03)		(0.01)
Total Distributions Paid	–		(0.01)		(0.04)		(0.05)		(0.03)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(1)	0.01%		1.10%		4.24%		4.74%		3.22%		1.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,627,201		$2,347,454		$1,833,602		$822,919		$716,730		$571,858
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.38	%(4)	0.56	%(3)(5)	0.55	%(3)	0.55	%(3)	0.55	%(3)	0.55	%(3)
Expenses, before waivers, reimbursements and credits	0.72%		0.71%		0.70%		0.70%		0.81%		0.80%
Net investment income, net of waivers, reimbursements and credits	0.01%		1.03%		3.94%		4.65%		3.22%		1.17%
Net investment income, before waivers, reimbursements and credits	(0.33)%		0.88%		3.79%		4.50%		2.96%		0.92%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $125,000, $98,000, $73,000, $60,000 and $50,000 which represents 0.01% of average net assets for the fiscal years ended March 31, 2009, 2008, 2007, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $325,000 which represents 0.03% of average net assets for the period ended September 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $383,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUND

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–		0.01		0.04	0.05	0.03	0.01
Total from Investment Operations	–		0.01		0.04	0.05	0.03	0.01
LESS DISTRIBUTIONS PAID :
From net investment income	–		(0.01)		(0.04)	(0.05)	(0.03)	(0.01)
Total Distributions Paid	–		(0.01)		(0.04)	(0.05)	(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(1)	0.01%		0.99%		4.16%	4.66%	3.17%	1.16%
SUPPLEMENTAL DATA AND RATIOS :
Net assets, in thousands, end of period	$3,930,581		$5,010,970		$2,374,557	$1,017,176	$1,133,339	$1,186,119
Ratio to average netassets of:(2)
Expenses, net of waivers, reimbursements and credits	0.35	%(3)	0.55	%(4)	0.55%	0.55%	0.55%	0.55%
Expenses, before waivers, reimbursements and credits	0.70%		0.70%		0.69%	0.69%	0.79%	0.79%
Net investment income, net of waivers, reimbursements and credits	0.01%		0.73%		3.85%	4.56%	3.21%	1.22%
Net investment income, before waivers, reimbursements and credits	(0.34)%		0.58%		3.71%	4.42%	2.97%	0.98%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $539,000 which represents 0.02% of average net assets for the period ended September 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(4)	The net expense ratio includes the Participation Fee of approximately $635,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6%

California – 98.7%

ABAG Finance Authority for Nonprofit Corp. California COPS VRDB, Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC),

0.24%, 10/8/09	$19,700	$19,700

ABAG Finance Authority for Nonprofit Corp. California Revenue VRDB, Series 2009-D, Sharp Healthcare (Citibank N.A. LOC),

0.27%, 10/8/09	14,500	14,500

ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue Refunding VRDB, Series 2002A, Amber Court Apartments (FNMA Gtd.),

0.32%, 10/8/09	6,600	6,600

ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004, California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC),

0.30%, 10/8/09	3,000	3,000

ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series A, Elder Care Alliance (Banco Santander Central Hispano LOC),

0.30%, 10/8/09	10,390	10,390

ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2007, Oshman Family Jewish Community (Bank of America N.A. LOC),

0.28%, 10/1/09	15,050	15,050

ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2008, On Lok Senior Health Services (Wells Fargo Bank N.A. LOC),

0.34%, 10/8/09	4,500	4,500

Affordable Housing Agency Multifamily Revenue VRDB, Series 2003A, Westridge Hilltop (FNMA Insured),

0.31%, 10/8/09	4,235	4,235

Alameda-Contra Costa Schools Financing Authority COPS VRDB, Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC),

0.33%, 10/8/09	3,955	3,955

Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC),

0.35%, 10/8/09	3,100	3,100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 98.7% continued

Anaheim Housing Authority Multifamily Housing Revenue, Refunding VRDB, Series 1992A, Heritage Village Apartments Project (FNMA LOC),

0.34%, 10/8/09	$4,985	$4,985

Antelope Valley-East Kern Water Agency COPS VRDB, Series 2008 A-2 (Wells Fargo Bank N.A. LOC),

0.24%, 10/8/09	6,200	6,200

California Educational Facilities Authority Revenue Bonds, University of Southern California, Series 2003-45A, Soc Gen Municipal Trust Receipts (U.S. Treasuries Escrowed), (1)

0.32%, 10/8/09	5,000	5,000

California Educational Facilities Authority Revenue Tax Exempt CP, Series 1993-B, Carnegie Institute Washington,

0.55%, 10/5/09	15,500	15,500

California Health Facilities Financing Authority Revenue Bonds, Series 1999A, Sinai Medical Center (U.S. Treasuries Escrowed),

6.13%, 12/1/09	30,695	31,065

California Health Facilities Financing Authority Revenue VRDB, Series 2004J, Catholic Healthcare West (Bank of America N.A. LOC),

0.28%, 10/8/09	5,800	5,800

California Health Facilities Financing Authority Revenue VRDB, Series 2006-C, Kaiser Permanente,

0.28%, 10/8/09	14,100	14,100

California Health Facilities Financing Authority Revenue VRDB, Series 2009-B, Adventist Health System-West (U.S. Bank N.A. LOC),

0.25%, 10/1/09	2,400	2,400

California Infrastructure and Economic Development Bank Revenue Refunding VRDB, American National Red Cross (U.S. Bank N.A. LOC),

0.21%, 10/8/09	5,000	5,000

California Infrastructure and Economic Development Bank Revenue VRDB, Series 2009-B, Pacific Gas & Electric Company (Wells Fargo Bank N.A. LOC),

0.33%, 10/1/09	22,255	22,255

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 98.7% continued

California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008, Pinewood School Project (Comerica Bank LOC),

0.40%, 10/8/09	$12,400	$12,400

California Infrastructure and Economic Development Bank Revenue VRDB, Series 2008-F, California Academy (Wells Fargo Bank N.A. LOC),

0.27%, 10/1/09	9,895	9,895

California Pollution Control Financing Authority Revenue Refunding Bonds, Series 1996-C, Pacific Gas & Electric Company (JPMorgan Chase Bank LOC),

0.30%, 10/1/09	3,000	3,000

California Pollution Control Financing Authority Revenue Refunding VRDB, Series 2000, Exxon Mobil Corp. Project,

0.28%, 10/1/09	5,600	5,600

California Pollution Control Financing Authority Revenue Refunding VRDB, Series 2008, BP West Coast Production LLC,

0.28%, 10/1/09	19,210	19,210

California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-1 (Bank of New York LOC),

0.27%, 10/1/09	200	200

Series 2002B-2 (BNP Paribas LOC),

0.27%, 10/1/09	22,600	22,600

Series 2002C-7 (FSA Corp. Insured),

0.45%, 10/8/09	6,820	6,820

Series 2002C-16 (Bank of New York LOC),

0.24%, 10/8/09	9,800	9,800

Subseries G-1 (Bank of Nova Scotia LOC),

0.30%, 10/8/09	1,000	1,000

Subseries G-3 (FSA Corp. Insured),

0.45%, 10/8/09	17,650	17,650

California State Economic Recovery G.O. VRDB, Series 2004C-16 (FSA Corp. Insured),

0.70%, 10/8/09	4,625	4,625

California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC),

0.28%, 10/8/09	16,050	16,050

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 98.7% continued

California Statewide Communities Development Authority COPS, Series 1995, Covenant Retirement Communities (Bank of America N.A. LOC),

0.30%, 10/8/09	$12,100	$12,100

California Statewide Communities Development Authority COPS VRDB, Covenant Retirement Communities (Bank of America N.A. LOC),

0.30%, 10/8/09	15,000	15,000

California Statewide Communities Development Authority Multifamily Housing Revenue Bonds, Series 2680, Putters (JPMorgan Chase Bank LOC), (1)

0.50%, 10/8/09	15,000	15,000

California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series 2005C, Chateau Project (FNMA Insured),

0.33%, 10/8/09	6,000	6,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series A, Pine View Apartments (Citibank N.A. LOC),

0.48%, 10/8/09	3,400	3,400

California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

0.30%, 10/8/09	21,260	21,260

California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008-D, Los Angeles County Museum of Art (Wells Fargo Bank N.A. LOC),

0.27%, 10/1/09	13,900	13,900

California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Banco Santander Central Hispano LOC),

0.30%, 10/8/09	2,200	2,200

California Statewide Communities Development Authority Revenue VRDB, Series 2003B, Kaiser Permanente Project,

0.28%, 10/8/09	11,400	11,400

Series 2004M, Kaiser Permanente Project,

0.28%, 10/8/09	10,700	10,700

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 98.7% continued

California Statewide Communities Development Authority Revenue VRDB, Series 2006, Amern Baptist Homes West (Bank of America N.A. LOC),

0.30%, 10/8/09	$5,900	$5,900

California Statewide Communities Development Authority Revenue VRDB, Series 2006, Livermore Valley Arts Center Project (Bank of New York LOC),

0.21%, 10/8/09	5,000	5,000

California Statewide Communities Development Authority Revenue VRDB, Series 2007A, Sweep Loan Program (Citibank N.A. LOC),

0.27%, 10/8/09	4,700	4,700

California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC),

0.31%, 10/8/09	20,000	20,000

California Statewide Communities Development Authority Revenue VRDB, Series 2008, Goodwill of Santa Cruz (Wells Fargo Bank N.A. LOC),

0.34%, 10/8/09	1,000	1,000

California Statewide Communities Development Authority Revenue VRDB, Series A (Assured Guaranty Insured),

0.22%, 10/8/09	10,000	10,000

Calleguas-Las Virgenes Public Financing Authority Revenue Refunding VRDB, Series 2008-A, Municipal Water District Project (Wells Fargo Bank N.A. LOC),

0.24%, 10/8/09	7,725	7,725

Castaic Lake Water Agency Revenue COPS, Series 2008-A, 1994 Refunding Project (Wells Fargo Bank N.A. LOC),

0.20%, 10/8/09	4,600	4,600

Covina Redevelopment Agency Multifamily Revenue Refunding VRDB, Series 1994A, Shadowhills Apartments (FNMA LOC),

0.33%, 10/8/09	4,850	4,850

Daly City Multifamily Housing Development Finance Agency Revenue Refunding VRDB, Series 1999A, Serramonte Del Ray (FNMA Gtd.),

0.33%, 10/8/09	8,230	8,230

East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB, Subseries 2008-A,

0.24%, 10/8/09	3,000	3,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 98.7% continued

East Bay Municipal Utility District Water System Revenue Refunding VRDB, Series 2009A-1,

0.40%, 10/8/09	$29,500	$29,500

Series 2009A-2,

0.40%, 10/8/09	30,525	30,525

Escondido Community Development Multifamily Housing Revenue Refunding VRDB, Series 1992A, Heritage Park Apartments Project (FNMA LOC),

0.34%, 10/8/09	4,250	4,250

Fremont COPS VRDB, Series 2001, Capital Improvement Financing Project (Bank of Nova Scotia LOC),

0.33%, 10/8/09	9,100	9,100

Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A, Heron Pointe Apartments (FNMA LOC),

0.33%, 10/8/09	4,150	4,150

Golden State Tobacco Securitization Corp. Settlement Revenue Bonds, Citi ROCS RR-II-R-11442 (Assured Guaranty Insured), (1)

0.60%, 10/8/09	23,000	23,000

Grand Terrace Community Redevelopment Multifamily Revenue Bonds, Series 1985A, Mount Vernon Villas Project (FNMA LOC),

0.25%, 10/8/09	5,425	5,425

Hemet Unified School District COPS VRDB, School Facilities Project (State Street Bank & Trust LOC),

0.31%, 10/8/09	4,000	4,000

Irvine Improvement Bond Account 1915, Series A, Number 04-20, Assessment Dist. (KBC Bank N.V. LOC),

0.27%, 10/1/09	4,485	4,485

Kings County Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 2001A, Edgewater Isle Apartments (FNMA LOC),

0.33%, 10/8/09	2,300	2,300

Lemon Grove Multifamily Housing Revenue Refunding VRDB, Series 2001-A, Hillside Terrace (FNMA Insured),

0.38%, 10/8/09	5,455	5,455

Livermore Multifamily Housing Finance Authority Revenue Refunding VRDB, Series 1992A, Richards Manor Project (FNMA LOC),

0.34%, 10/8/09	4,770	4,770

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 98.7% continued

Livermore Multifamily Housing Revenue Refunding VRDB, Series 1990, Diablo Vista Apartments (FNMA LOC),

0.27%, 10/8/09	$4,200	$4,200

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2008-A-1, Property A First Tier,

0.28%, 10/8/09	1,690	1,690

Series 2008 A-2, Property A First Tier,

0.30%, 10/8/09	15,700	15,700

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Series 2009-A-1, Property C 2nd Senior,

0.25%, 10/1/09	20,000	20,000

Los Angeles County Multifamily Housing Revenue VRDB, Series 1984-A, Crescent Gardens Apartments Project (FHLMC LOC),

0.25%, 10/8/09	4,200	4,200

Los Angeles County Schools Pooled Financing Program Participation Certificates G.O. TRANS, Series 2009-A,

2.50%, 6/30/10	7,000	7,085

Los Angeles Department of Water and Power Revenue VRDB, Subseries A-3, Power System,

0.30%, 10/8/09	14,700	14,700

Subseries A-4, Power System,

0.30%, 10/8/09	11,500	11,500

Los Angeles Department of Water and Power Waterworks Revenue VRDB, Subseries 2001B-1,

0.30%, 10/8/09	2,400	2,400

Subseries 2001B-3,

0.17%, 10/8/09	7,000	7,000

Los Angeles Multifamily Housing Revenue VRDB, Series 1985, Masselin Manor (Bank of America N.A. LOC),

0.33%, 10/8/09	2,500	2,500

Los Angeles Multifamily Revenue Refunding VRDB, Series 1991 B, Mountainback I Apartments Project (FHLMC LOC),

0.35%, 10/8/09	8,140	8,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 98.7% continued

Los Angeles Wastewater System Revenue Refunding VRDB, Subseries 2008-A (Bank of Nova Scotia LOC),

0.30%, 10/8/09	$9,900	$9,900

Subseries 2008-B (Bank of Nova Scotia LOC),

0.30%, 10/8/09	12,200	12,200

Subseries 2008-C (Bank of Nova Scotia LOC),

0.30%, 10/8/09	4,100	4,100

Subseries 2008-G (Bank of America N.A. LOC),

0.30%, 10/8/09	3,000	3,000

Manteca Redevelopment Agency Tax Allocation Revenue Refunding VRDB, Sub Amended Merged Project (State Street Bank & Trust LOC),

0.35%, 10/1/09	4,560	4,560

Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB, Series 2004C,

0.30%, 10/8/09	8,580	8,580

Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series 2000B-3,

0.25%, 10/1/09	7,900	7,900

Series 2001C-2,

0.21%, 10/1/09	6,600	6,600

Series 2005B-2,

0.25%, 10/1/09	1,500	1,500

Series 2000B-2,

0.23%, 10/8/09	400	400

Northern California Power Agency Revenue Refunding VRDB, Series 2008-A, Hydroelectric Project 1 (Dexia Credit Local LOC),

0.31%, 10/8/09	11,500	11,500

Ontario IDA Revenue Bonds, Series 1985 D, L.D. Brinkman & Co. (Bank of America N.A. LOC),

0.27%, 10/1/09	5,200	5,200

Orange County Development Revenue Refunding Bonds, Series 1997A, Larkspur Canyon Apartments (FNMA LOC),

0.27%, 10/8/09	7,435	7,435

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 98.7% continued

Orange County Development Revenue Refunding VRDB, Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC),

0.30%, 10/8/09	$14,800	$14,800

Orange County Housing Development Authority Revenue Refunding VRDB, Series 1998I, Oasis Martinique (FNMA Gtd.),

0.34%, 10/8/09	2,260	2,260

Orange County Water District COPS, Series 2003A,

0.20%, 10/8/09	2,700	2,700

Rancho Water District Financing Authority Revenue Refunding Bonds, Series 2008-B (UBS AG LOC),

0.21%, 10/8/09	3,500	3,500

Riverside County COPS, Series 1985-B, Public Facilities Project (State Street Bank & Trust LOC),

0.25%, 10/8/09	7,250	7,250

Series 1985-C, Public Facilities Project (State Street Bank & Trust LOC),

0.25%, 10/8/09	2,100	2,100

Rohnert Park Multifamily Housing Revenue Refunding Bonds, Series 1995A, Crossbrook Apartments (FNMA Gtd.),

0.27%, 10/8/09	7,900	7,900

Roseville Electric System Revenue Refunding COPS VRDB, Series 2008-A (Dexia Credit Local LOC),

0.50%, 10/8/09	7,800	7,800

Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford Development (FNMA Gtd.),

0.32%, 10/8/09	6,000	6,000

Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series 2004C-2, Seasons of Winter (FHLMC Gtd.),

0.33%, 10/8/09	4,300	4,300

Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.),

0.33%, 10/8/09	6,900	6,900

Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series 99, River C (FNMA LOC),

0.32%, 10/8/09	6,400	6,400

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 98.7% continued

Sacramento County Multifamily Housing Revenue Refunding VRDB, Series 2004B, Woodbridge Apartments (FNMA Gtd.),

0.33%, 10/8/09	$7,200	$7,200

Sacramento County Multifamily Housing Revenue VRDB, Series 2007-B, River Pointe Apartments (FNMA Gtd.),

0.33%, 10/8/09	5,300	5,300

Sacramento County Sanitation District Financing Authority Revenue Refunding VRDB, Series E, Sanitation District, Sub Lien (U.S. Bank N.A. LOC),

0.23%, 10/8/09	6,800	6,800

Salinas Economic Development Revenue VRDB, Series 2007A, Monterey County Public Building (Bank of New York LOC),

0.23%, 10/8/09	11,175	11,175

San Bernardino County Multifamily Housing Authority Revenue Refunding VRDB, Montclair Heritage Project (FHLB of San Francisco LOC),

0.20%, 10/8/09	1,600	1,600

San Bernardino County Multifamily Housing Authority Revenue Refunding VRDB, Series 1993-A, Alta Loma Heritage (FHLB of San Francisco LOC),

0.20%, 10/8/09	7,264	7,264

San Bernardino County Multifamily Revenue Refunding VRDB, Series 2004A, Housing Mortgage Mountain View (FNMA LOC),

0.32%, 10/8/09	7,110	7,110

San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB, Series 2008-A,

0.30%, 10/8/09	15,300	15,300

San Francisco City and County Airports Commission Revenue Refunding VRDB, Second Series 2008-37D (FSA Corp. Insured),

0.40%, 10/8/09	5,000	5,000

San Francisco City and County Multifamily Housing Revenue Refunding VRDB, Series 2000-A, Post Towers (FHLMC Insured),

0.25%, 10/8/09	14,600	14,600

San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC),

0.28%, 10/8/09	8,800	8,800

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

California – 98.7% continued

San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB, continued

Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC),

0.28%, 10/8/09	$14,340	$14,340

San Jose Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Woods Apartments (FHLMC LOC),

0.31%, 10/8/09	3,950	3,950

San Leandro Multifamily Housing Revenue VRDB, Series 1989 A, Parkside Commons Apartments (FNMA Collateralized),

0.30%, 10/8/09	8,000	8,000

Santa Clara County Multifamily Housing Authority Housing Revenue VRDB, Series A, Fountains Project (Citibank N.A. LOC),

0.32%, 10/8/09	2,700	2,700

Santa Cruz County Notes, Series 2009, TRANS,

2.00%, 7/8/10	9,000	9,086

Santa Rosa Multifamily Housing Authority Revenue VRDB, Apple Creek Apartments, Series E (FHLMC LOC),

0.25%, 10/8/09	12,140	12,140

Southern California Public Power Authority Power Project Revenue VRDB, Series 2008-A, Mead Adelanto,

0.27%, 10/1/09	1,710	1,710

State of California G.O. VRDB, Series 2005, Subseries B-6 (KBC Bank N.V. LOC),

0.37%, 10/1/09	21,300	21,300

Tahoe Forest Hospital District Revenue VRDB, Series 2002, Pacer County Health Facility (U.S. Bank N.A. LOC),

0.35%, 10/1/09	1,620	1,620

Upland California Apartment Development Revenue Refunding VRDB, Series 1998-A, Mountain Springs (FNMA Insured),

0.31%, 10/8/09	6,000	6,000
		1,064,005

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 99.6% continued

Puerto Rico – 0.9%

Commonwealth of Puerto Rico G.O. Refunding VRDB, Series 2007 A-2, Public Improvement (FSA Corp. Insured),

0.50%, 10/8/09	$10,000	$10,000
		10,000
Total Municipal Investments
(Cost $1,074,005)		1,074,005

Total Investments – 99.6%
(Cost $1,074,005) (2)		1,074,005
Other Assets less Liabilities – 0.4%		4,092
NET ASSETS – 100.0%		$1,078,097

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The cost for federal income tax purposes was $1,074,005.

Percentages shown are based on Net Assets.

At September 30, 2009 the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	19.6%
Air, Transportation, Water Services and Solid Waste Management	18.6
Electric Services, Gas and Combined Utilities	11.2
Executive, Legislative and General Government	13.8
Health Services and Residential Care	15.4
Urban and Community Development and Social Services	7.2
All other sectors less than 5%	14.2

Total	100.0%

At September 30, 2009, the maturity analysis for the California Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	70.7%
2 - 15 Days	24.9
61 - 97 Days	2.9
271 + Days	1.5

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$ —	$1,074,005(1)	$ —	$1,074,005

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 32.5%

Non-U.S. Depository Institutions – 32.5%

Abbey National PLC, Stamford,

0.26%, 10/5/09	$75,000	$75,000

Australia & New Zealand Bank, London Branch,

0.26%, 10/7/09	8,000	8,000

0.26%, 10/8/09	75,000	75,000

Banco Bilbao Vizcaya Argentaria,

0.30%, 10/30/09	60,000	60,000

Banco Bilbao Vizcaya Argentaria, London Branch

0.31%, 11/30/09	60,000	60,000

Bank of Nova Scotia, Houston Branch,

0.25%, 10/13/09	50,000	50,000

0.23%, 11/30/09	65,000	65,000

Barclays Bank, New York Branch,

1.20%, 11/20/09	140,000	140,000

0.83%, 1/11/10	50,000	50,000

BNP Paribas S.A., London Branch,

0.37%, 10/6/09	115,000	115,000

0.34%, 10/16/09	50,000	50,000

0.30%, 11/5/09	75,000	75,000

Calyon, New York Branch,

0.24%, 11/2/09	50,000	50,000

0.23%, 11/3/09	25,000	25,000

Commonwealth Bank of Australia,

0.30%, 11/17/09	75,000	75,000

0.24%, 12/22/09	50,000	50,000

0.24%, 12/29/09	10,000	10,000

Credit Agricole S.A., London Branch,

0.35%, 10/20/09	60,000	60,000

0.30%, 11/16/09	50,000	50,000

0.25%, 12/22/09	50,000	50,000

Deutsche Bank, New York Branch,

0.29%, 10/23/09	100,000	100,000

0.30%, 10/28/09	50,000	50,000

DNB Norway Bank ASA, New York Branch,

0.24%, 12/4/09	30,000	30,000

HSBC PLC, London,

0.27%, 11/20/09	50,000	50,000

Intesa San Paolo Spa, London Branch,

0.23%, 10/8/09	40,000	40,000

Intesa San Paolo Spa, New York Branch,

0.21%, 10/19/09	40,000	40,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 32.5% continued

Non-U.S. Depository Institutions – 32.5% continued

Lloyds Bank, New York Branch,

1.11%, 11/30/09	$40,000	$40,000

0.95%, 1/19/10	85,000	85,000

0.75%, 2/23/10	75,000	75,000

0.70%, 2/26/10	20,000	20,000

National Australia Bank, London Branch,

0.25%, 12/14/09	75,000	75,000

0.51%, 12/18/09	40,000	40,000

0.24%, 12/31/09	10,000	10,000

0.41%, 1/27/10	50,000	50,001

0.36%, 3/18/10	30,000	30,000

0.35%, 3/29/10	5,000	5,000

National Australia Bank, New York Branch,

0.34%, 11/2/09	50,000	50,000

Rabobank Nederland, New York Branch,

0.55%, 11/23/09	87,500	87,500

0.55%, 12/1/09	40,000	40,000

0.42%, 1/11/10	60,000	60,000

0.33%, 3/1/10	40,000	40,000

Royal Bank of Scotland, New York Branch,

1.27%, 11/27/09	40,000	40,000

1.21%, 12/29/09	50,000	50,000

1.20%, 12/30/09	30,000	30,000

1.08%, 1/6/10	50,000	50,000

1.08%, 1/11/10	60,000	60,000

1.00%, 1/13/10	45,000	45,000

Societe Generale, London Branch,

0.39%, 10/1/09	30,000	30,000

0.28%, 11/2/09	50,000	50,000

0.30%, 11/23/09	100,000	100,000

Toronto Dominion Bank, New York Branch,

0.27%, 10/29/09	50,000	50,000
Total Certificates of Deposit
(Cost $2,715,501)		2,715,501

COMMERCIAL PAPER – 13.0%

Chemical and Allied Products – 1.2%

Pfizer, Inc.,

0.80%, 7/8/10	50,000	49,689

0.80%, 7/16/10	50,000	49,680
		99,369

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 13.0% continued

Multi-Seller Conduits – 8.5%

Bryant Park Funding, LLC,

0.20%, 10/19/09	$60,000	$59,994

Enterprise Funding LLC,

0.20%, 10/19/09	25,000	24,998

Falcon Asset Securitiztion Co., LLC,

0.20%, 10/7/09	30,000	29,999

Jupiter Securitization Corp.,

0.20%, 10/1/09	37,500	37,500

Kitty Hawk Funding Corp.,

0.21%, 10/19/09	83,923	83,914

0.22%, 11/4/09	70,000	69,985

Liberty Street Funding Co.,

0.20%, 10/19/09	50,000	49,995

0.20%, 10/26/09	50,000	49,993

LMA Americas, LLC,

0.21%, 10/14/09	50,000	49,996

Ranger Funding Company LLC,

0.21%, 10/15/09	100,000	99,992

0.20%, 10/19/09	25,000	24,998

Yorktown Capital, LLC,

0.20%, 10/5/09	60,000	59,999

0.22%, 11/2/09	68,475	68,462
		709,825

Non-U.S. Bank - Non-U.S. Government – 0.6%

Danske Corp., Sovereign Gtd.,

0.25%, 1/4/10	50,000	49,967

Non-U.S. Depository Institutions – 2.7%

Barclays Bank PLC, New York, FRN,

0.45%, 10/1/09	75,000	75,000

Westpac Banking Corp., New York, FRN,

0.23%, 10/1/09	150,000	150,000
		225,000
Total Commercial Paper
(Cost $1,084,161)		1,084,161

CORPORATE NOTES/BONDS – 7.2%

Bank Holding Companies – 2.4%

Citigroup, Inc., FDIC Gtd., FRN,

0.39%, 11/5/09	100,000	100,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 7.2% continued

Bank Holding Companies – 2.4% continued

JPMorgan Chase & Co., FDIC Gtd., FRN,

0.73%, 10/1/09	$100,000	$100,000
		200,000

Non-Depository Personal Credit – 0.8%

General Electric Capital Corp., FRN,

0.30%, 10/23/09	65,000	65,000

Supranational – 2.0%

International Bank for Reconstruction & Development,

0.73%, 6/10/10	100,000	100,000

International Finance Corp.,

0.25%, 10/15/09	40,000	39,996

0.21%, 11/20/09	25,000	24,993
		164,989

U.S. Depository Institutions – 2.0%

Bank of America N.A., FDIC Gtd.,

0.33%, 12/14/09, FRN	100,000	100,000

1.05%, 1/22/10	70,000	70,000
		170,000
Total Corporate Notes/Bonds
(Cost $599,989)		599,989

EURODOLLAR TIME DEPOSITS – 10.6%

Non-U.S. Depository Institutions – 9.8%

Banco Santander Centrale Hispano, Madrid,

0.18%, 10/1/09	300,000	300,000

BNP Paribas - Paris,

0.14%, 10/1/09	100,000	100,000

ING Bank, Amsterdam,

0.06%, 10/1/09	90,000	90,000

Lloyds Bank, London,

0.10%, 10/1/09	110,000	110,000

Royal Bank of Scotland, London,

0.05%, 10/1/09	100,000	100,000

Skandinaviska Enskildabanken, Stockholm,

0.23%, 10/1/09	40,000	40,000

Societe Generale, Grand Cayman,

0.06%, 10/1/09	79,000	79,000
		819,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS – 10.6% continued

U.S. Depository Institutions – 0.8%

JPMorgan Chase Bank, Toronto, Canada,

0.06%, 10/1/09	$31,417	$31,417

Wells Fargo Bank, N.A., San Francisco, Grand Cayman,

0.04%, 10/1/09	34,000	34,000
		65,417
Total Eurodollar Time Deposits
(Cost $884,417)		884,417

U.S. GOVERNMENT AGENCIES – 20.6% (1)

Federal Farm Credit Bank – 0.5%

FFCB FRN,

0.27%, 10/6/09	40,000	40,018

Federal Home Loan Bank – 14.9%

FHLB Bonds,

1.05%, 2/23/10	25,000	24,990

1.05%, 3/5/10	10,000	9,997

1.10%, 3/10/10	50,000	49,988

4.38%, 3/17/10	40,670	41,257

0.90%, 4/7/10	40,000	39,988

0.88%, 4/15/10	50,000	50,000

0.82%, 4/28/10	25,000	24,997

0.80%, 4/30/10	30,000	30,007

0.80%, 5/17/10	30,000	29,988

0.55%, 6/10/10	35,000	34,986

0.56%, 6/25/10	35,000	35,007

0.55%, 7/20/10	50,000	49,997

0.60%, 9/17/10	35,000	35,028

FHLB Callable Bonds,

0.70%, 6/23/10	32,500	32,500

0.70%, 6/25/10	32,000	32,000

FHLB Discount Notes,

1.12%, 12/8/09	75,000	74,841

0.85%, 12/11/09	75,000	74,874

0.75%, 1/12/10	25,000	24,946

1.00%, 2/10/10	20,000	19,927

1.00%, 2/23/10	40,000	39,839

1.00%, 3/4/10	45,000	44,808

FHLB FRN,

0.47%, 10/1/09	50,000	50,000

0.59%, 10/1/09	100,000	100,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 20.6% (1) continued

Federal Home Loan Bank – 14.9% continued

FHLB FRN, continued

0.66%, 10/1/09	$40,000	$40,000

0.73%, 10/1/09	40,000	40,000

0.76%, 10/1/09	75,000	75,000

0.79%, 10/1/09	60,000	59,995

0.45%, 10/28/09	75,000	75,000
		1,239,960

Federal Home Loan Mortgage Corporation – 3.5%

FHLMC Discount Notes,

1.00%, 2/1/10	50,000	49,829

FHLMC FRN,

0.66%, 10/1/09	59,900	59,959

0.31%, 12/3/09	75,000	74,979

0.27%, 12/10/09	75,000	74,972

FHLMC Note,

5.13%, 8/23/10	30,000	31,257
		290,996

Federal National Mortgage Association – 1.7%

FNMA Discount Notes,

1.00%, 12/1/09	20,000	19,966

0.85%, 12/21/09	20,000	19,962

FNMA FRN,

0.40%, 10/13/09	45,000	44,978

0.42%, 11/5/09	40,000	39,983

FNMA Note,

3.25%, 8/12/10	21,238	21,755
		146,644
Total U.S. Government Agencies
(Cost $1,717,618)		1,717,618

U.S. GOVERNMENT OBLIGATIONS – 4.0%

U.S. Treasury Bills – 1.8%

0.58%, 12/17/09	95,000	94,881

0.50%, 7/1/10	27,000	26,898

0.43%, 8/26/10	25,000	24,902
		146,681

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 4.0% continued

U.S. Treasury Notes – 2.2%

4.63%, 11/15/09	$25,000	$25,127

2.38%, 8/31/10	157,000	159,594
		184,721
Total U.S. Government Obligations
(Cost $331,402)		331,402

Investments, at Amortized Cost
($7,333,088)		7,333,088

REPURCHASE AGREEMENTS – 12.1%
(Collateralized at a minimum of 102%) Joint Repurchase Agreements – 1.0% (2)

Morgan Stanley & Co., Inc., dated 9/30/09, repurchase price $23,862

0.03%, 10/1/09	23,862	23,862

Societe Generale - New York Branch, dated 9/30/09, repurchase price $23,862

0.03%, 10/1/09	23,862	23,862

UBS Securities LLC, dated 9/30/09, repurchase price $35,793

0.04%, 10/1/09	35,792	35,792
		83,516
(Collateralized at a minimum of 102%) Repurchase Agreements – 11.1% (3)

BNP Paribas Securities Corp., dated 9/30/09, repurchase price $500,001

0.06%, 10/1/09	500,000	500,000

Citigroup Global Markets, Inc., dated 9/30/09, repurchase price $26,204

0.06%, 10/1/09	26,204	26,204

Credit Suisse First Boston Corp., dated 9/30/09, repurchase price $400,001

0.07%, 10/1/09	400,000	400,000
		926,204
Total Repurchase Agreements
(Cost $1,009,720)		1,009,720

Total Investments – 100.0%
(Cost $8,342,808) (4)		8,342,808
Other Assets less Liabilities – (0.0)%		3,423
NET ASSETS – 100.0%		$8,346,231
(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$36,241	3.63% - 6.25%	8/15/23 - 4/15/28
U.S. Treasury Notes	$48,667	1.13% - 2.75%	12/15/11 - 1/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$921,232	3.22% - 7.00%	1/1/10 - 3/1/39
FHLMC	$3,586	4.00% - 6.00%	6/1/11 - 8/1/39
GNMA	$29,174	4.90% - 6.00%	10/15/34 - 9/15/44

(4)	The cost for federal income tax purposes was $8,342,808.

Percentages shown are based on Net Assets.

At September 30, 2009, the maturity analysis for the Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	32.5%
2 - 15 Days	8.7
16 - 30 Days	10.1
31 - 60 Days	13.5
61 - 97 Days	13.6
98 - 180 Days	11.4
181 - 270 Days	4.9
271 + Days	5.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$ —	$8,342,808	(1)	$ —	$8,342,808

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000S)	NET REALIZED GAIN (LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/2009 (000S)
Corporate Notes/Bonds Structured Investment Vehicles	$32,504	$(11,771)	$ —	$(65,357)	$44,624	$ —

Total Investments	$32,504	$(11,771)	$ —	$(65,357)	$44,624	$ —

Other Financial Instruments *	$22,585	$2,237	$ —	$ —	$(24,822)	$ —

*	Other financial instruments include futures, forwards and Capital Support Agreement, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0%

Alabama – 0.7%

Chatom IDB Gulf Opportunity Zone Revenue Bonds, Series 2008-A, Powersouth Energy Cooperative Project,

2.85%, 11/15/09	$25,000	$25,000

Eutaw IDB PCR Refunding Bonds, Green County Project,

0.35%, 10/1/09	6,550	6,550

West Jefferson IDB PCR Refunding Bonds, Series 1998, Alabama Power Co. Project,

0.39%, 10/8/09	20,000	20,000
		51,550

Alaska – 0.2%

Valdez Marine Terminal Revenue Refunding VRDB, Series 2003-B, BP Pipelines, Inc. Project (BP PLC Gtd.),

0.28%, 10/1/09	12,410	12,410

Arizona – 0.7%

Arizona Health Facilities Authority Revenue Bonds, Series 2003B-2, The Terraces Project (Banco Santander Central Hispano LOC),

0.34%, 10/8/09	1,695	1,695

Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC),

0.25%, 10/8/09	885	885

Series 2008-C, Banner Health (Bank of Nova Scotia LOC),

0.35%, 10/8/09	10,170	10,170

Arizona State Board of Regents University System Revenue Refunding VRDB, Series 2008-A (Lloyds TSB Bank LOC),

0.28%, 10/8/09	1,500	1,500

Phoenix IDA Multifamily Housing Revenue Refunding VRDB, Series 1999, Southwest Village Apartments Project (FNMA Gtd.),

0.37%, 10/8/09	6,400	6,400

Pima County IDA Multifamily Housing Revenue Refunding VRDB, Series 2001, Eastside Place Apartments (FNMA LOC),

0.36%, 10/8/09	6,790	6,790

Pima County IDA Revenue VRDB, Series 2002A, Senior Living Facilities La Posada (Bank of America N.A. LOC),

0.33%, 10/8/09	2,105	2,105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Arizona – 0.7% continued

Salt River Project Agricultural Improvement and Power District Revenue Bonds, Citigroup Eagle Series 2006-14, (1)

0.36%, 10/8/09	$8,700	$8,700

Tucson IDA Revenue VRDB, Series 2002A, Family Housing Resources Projects (FNMA LOC),

0.35%, 10/8/09	15,320	15,320

Yavapai County IDA Hospital Facilities Revenue Refunding VRDB, Series 2008-A, Yavapai Regional Medical Center (UBS AG LOC),

0.40%, 10/8/09	500	500
		54,065

California – 1.7%

California Pollution Control Financing Authority Revenue Refunding VRDB, Series 2008, BP West Coast Production LLC,

0.28%, 10/1/09	2,200	2,200

California State Department of Water Resources and Power Supply Revenue VRDB, Series 2002B-2 (BNP Paribas LOC),

0.27%, 10/1/09	35,000	35,000

Series 2002C-7 (FSA Corp. Insured),

0.45%, 10/8/09	8,950	8,950

Series 2002-C-16 (Bank of New York LOC),

0.24%, 10/8/09	4,500	4,500

California State Economic Recovery G.O. VRDB, Series 2004C-16 (FSA Corp. Insured),

0.70%, 10/8/09	13,065	13,065

California State G.O. VRDB, Series A, Subseries A-3 (Bank of America N.A. LOC),

0.28%, 10/8/09	7,170	7,170

California Statewide Communities Development Authority Revenue VRDB, Series 2001, Senior Living Facility (Banco Santander Central Hispano LOC),

0.30%, 10/8/09	4,300	4,300

Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series 2002, Grand Promenade Project (FHLMC Gtd.),

0.33%, 10/8/09	11,700	11,700

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

California – 1.7% continued

Los Angeles County Multifamily Housing Revenue VRDB, Series 1984-A, Crescent Gardens Apartments Project (FHLMC LOC),

0.25%, 10/8/09	$1,900	$1,900

Los Angeles Department of Water and Power Waterworks Revenue VRDB, Subseries 2001B-1,

0.30%, 10/8/09	4,100	4,100

Orange County Housing Authority Development Revenue Refunding VRDB, Series 1998 I, Oasis Martinique (FNMA Gtd.),

0.34%, 10/8/09	22,600	22,600

Orange County Improvement Bonds, Special Assessment, Irvine Coast Assessment District Number 88-1 (KBC Bank N.V. LOC),

0.27%, 10/1/09	5,300	5,301

Orange County Sanitation District COPS VRDB, Series 2000-A,

0.40%, 10/1/09	13,775	13,775
		134,561

Colorado – 2.0%

Arapahoe County Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC),

0.37%, 10/8/09	9,355	9,355

Broomfield Urban Renewal Authority Tax Increment Revenue, Series 2005, Event Center Project (BNP Paribas LOC),

0.40%, 10/8/09	10,200	10,200

Centerra Metropolitan District Number One Revenue Refunding VRDB, Series 2008 (Compass Bank LOC),

1.00%, 10/8/09	16,000	16,000

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Concordia University Irvine Project (U.S. Bank N.A. LOC),

0.40%, 10/1/09	7,730	7,730

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Immanuel Lutheran School Project (Bank of America N.A. LOC),

0.40%, 10/1/09	360	360

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Colorado – 2.0% continued

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC),

0.33%, 10/8/09	$680	$680

Colorado Educational and Cultural Facilities Authority Revenue Bonds, Series 2008, Bethany Lutheran School Project (U.S. Bank N.A. LOC),

0.33%, 10/8/09	3,650	3,650

Colorado Educational and Cultural Facilities Authority Revenue Refunding Bonds, Series 2008, Nampa Christian Schools (U.S. Bank N.A. LOC),

0.32%, 10/8/09	4,685	4,685

Colorado Health Facilities Authority Revenue Bonds, Frasier Meadows Manor Project (JPMorgan Chase Bank LOC),

0.33%, 10/8/09	14,440	14,440

Colorado Health Facilities Authority Revenue Bonds, Series C-1, Christian Living Community (Citibank N.A. LOC),

0.33%, 10/8/09	1,485	1,485

Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC),

0.33%, 10/8/09	11,930	11,930

Colorado Health Facilities Authority Revenue VRDB, Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC),

1.00%, 10/8/09	16,000	16,000

Colorado Housing and Finance Authority Revenue Bonds, Class 2003 I-A-2, SFM,

0.33%, 10/8/09	6,500	6,500

Colorado Springs Utilities System Revenue VRDB, Series 2007-A,

0.45%, 10/8/09	39,970	39,970

Lowry Economic Redevelopment Authority Revenue Refunding Bonds, Series 2008-A (Compass Bank LOC),

1.00%, 10/8/09	7,000	7,000

Summit County Recreational Facilities Revenue Refunding Bonds, Series 1992, Copper Mountain (Bank of Nova Scotia LOC),

0.45%, 10/8/09	4,180	4,180
		154,165

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Connecticut – 0.3%

Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Pierce Memorial Baptist Home (Bank of America N.A. LOC),

0.30%, 10/8/09	$6,435	$6,435

Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC),

0.35%, 10/8/09	5,855	5,855

Connecticut State Health and Educational Facilities Authority Tax Exempt CP, Series S-2, Yale University,

0.35%, 11/18/09	9,890	9,890
		22,180

District of Columbia – 1.3%

District of Columbia G.O. Refunding VRDB, Series D (Dexia Credit Local LOC),

0.40%, 10/8/09	29,600	29,600

Series 2008-D (Dexia Credit Local LOC),

0.44%, 10/8/09	4,905	4,905

District of Columbia Revenue VRDB, Series 1999, The Washington Home, Inc. (Wachovia Bank N.A. LOC),

0.33%, 10/8/09	12,055	12,055

District of Columbia Revenue VRDB, Series 2000-B, George Washington University (Bank of America N.A. LOC),

0.29%, 10/8/09	9,275	9,275

Series 2000-C, George Washington University (Bank of America N.A. LOC),

0.29%, 10/8/09	9,015	9,015

District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation,

0.40%, 10/8/09	10,100	10,100

District of Columbia Revenue VRDB, Series 2005, District of Columbia Preparatory Academy (Manufacturers & Traders Trust Co. LOC),

0.45%, 10/8/09	5,255	5,255

District of Columbia Revenue VRDB, Series 2005, Georgetown Day School Issue (SunTrust Bank LOC),

0.85%, 10/8/09	15,500	15,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

District of Columbia – 1.3% continued

District of Columbia Water and Sewer Revenue Bonds, Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)

0.38%, 10/8/09	$7,590	$7,590
		103,295

Florida – 11.7%

Alachua County Health Facilities Authority Continuing Care Revenue VRDB, Series 2002A, Oak Hammock University Project (Bank of Scotland PLC LOC),

0.43%, 10/1/09	7,700	7,700

Atlantic Beach Health Care Facilities Revenue VRDB, Series 2007, Fleet Landing Project (Wachovia Bank N.A. LOC),

0.39%, 10/8/09	14,600	14,600

Brevard County Health Facilities Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

0.33%, 10/8/09	6,600	6,600

Broward County Revenue VRDB, Series 2007, Maimonides Shalom Academy (Comerica Bank LOC),

0.40%, 10/8/09	9,940	9,940

Charlotte County Utility Revenue Refunding VRDB, Series 2003A (FSA Corp. Insured),

0.35%, 10/8/09	8,500	8,500

Citizens Property Insurance Corp. Revenue Notes, Series 2009 A-2, Senior Secured,

4.50%, 6/1/10	70,000	70,394

Florida Multifamily Housing Finance Agency Revenue Bonds (FNMA Insured),

0.34%, 10/8/09	8,100	8,100

Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2001 I-A, Charleston (FHLMC Insured),

0.39%, 10/8/09	8,050	8,050

Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series C, Monterey Lake (FHLMC LOC),

0.32%, 10/8/09	5,815	5,815

Florida Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2001-J-A, Island Club Apartments (FHLMC Gtd.),

0.40%, 10/8/09	1,940	1,940

See Notes to the Financial Statements.

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Florida – 11.7% continued

Florida Municipal Power Agency Revenue Refunding VRDB, Series 2008-E, All Requirements Supply (SunTrust Bank LOC),

0.41%, 10/1/09	$13,900	$13,900

Florida State Board of Education G.O., Eagle 720050054 - Class A, (1)

0.36%, 10/8/09	7,000	7,000

Halifax Hospital Medical Center Revenue Refunding VRDB, Series 2008 (Wachovia Bank N.A. LOC),

0.34%, 10/8/09	36,500	36,500

Highlands County Health Facilities Authority Revenue Refunding VRDB, Series 2006-A, Adventist Health (FSA Corp. Insured),

0.45%, 10/8/09	6,629	6,629

Highlands County Health Facilities Authority Revenue Refunding VRDB, Series C, Adventist (SunTrust Bank LOC),

0.33%, 10/8/09	10,860	10,860

Highlands County Health Facilities Authority Revenue VRDB, Series B, Adventist Health (SunTrust Bank LOC),

1.00%, 10/8/09	34,400	34,400

Series D, Adventist Health (SunTrust Bank LOC),

1.00%, 10/8/09	28,350	28,350

Series E, Adventist Health (SunTrust Bank LOC),

1.09%, 10/8/09	11,875	11,875

Series F, Adventist Health (SunTrust Bank LOC),

0.95%, 10/8/09	5,000	5,000

Highlands County Health Facilities Authority Revenue VRDB, Series C, Adventist (SunTrust Bank LOC),

1.00%, 10/8/09	57,600	57,600

Series 2, Adventist (SunTrust Bank LOC),

1.00%, 10/8/09	10,725	10,725

Highlands County Health Facilities Authority Revenue VRDB, Series 2003B, Adventist Health System (SunTrust Bank LOC),

0.50%, 10/8/09	10,805	10,805

Series 2003B, Adventist Health System (SunTrust Bank LOC),

1.15%, 10/8/09	885	885

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Florida – 11.7% continued

Jackson County PCR Refunding Bonds, Series 1997, Gulf Power Co. Project,

0.32%, 10/1/09	$3,930	$3,930

Jacksonville Electric System Revenue VRDB, Series Three-B-2,

0.27%, 10/8/09	12,000	12,000

Series 2008 Three-A,

0.25%, 10/8/09	42,555	42,555

Series 2009 Three-D-2-B,

0.29%, 10/8/09	27,305	27,305

Jacksonville Transportation Revenue VRDB, Series 2008-B (Wachovia Bank N.A. LOC),

0.34%, 10/8/09	57,300	57,300

Jacksonville Water and Sewer System Revenue VRDB, Subseries 2008 B-1,

0.24%, 10/8/09	9,800	9,800

Lake County Capital Improvement Revenue Bonds, Deutsche Bank Spears/Lifers Trust Various States, Goldman Sachs, Series 08-DB492 (Deutsche Bank LOC), (1)

0.35%, 10/8/09	20,215	20,215

Lee County IDA Healthcare Facilities Revenue VRDB, Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),

0.35%, 10/8/09	21,990	21,990

Miami-Dade County Health Facilities Authority Revenue Bonds, Series 2006 B-2, Miami Children’s Hospital Project (Wachovia Bank N.A. LOC),

0.32%, 10/8/09	23,600	23,600

Miami-Dade County Professional Sports Facility VRDB, Series 2009 E, (Wachovia Bank N.A. LOC),

0.30%, 10/8/09	59,000	59,000

North Broward Hospital District Revenue Refunding VRDB, Series 2008-A (Toronto-Dominion Bank LOC),

0.30%, 10/8/09	34,100	34,100

Orange County Finance Authority Multifamily Housing Revenue Refunding Bonds, Series 1997, Post Lake Apartments Project (FNMA Insured),

0.34%, 10/8/09	20,650	20,650

Orange County Finance Authority Multifamily Housing Revenue Refunding VRDB, Series 2001-E, Heather Glen (FNMA Insured),

0.34%, 10/8/09	10,000	10,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Florida – 11.7% continued

Orange County Health Facilities Authority Revenue VRDB, Series 1995, Adventist Health System Group (SunTrust Bank LOC),

1.00%, 10/8/09	$33,900	$33,900

Orange County Health Facilities Authority Revenue VRDB, Series 2008-D, Orlando Regional (SunTrust Bank LOC),

0.41%, 10/1/09	14,100	14,100

Series 2008-E, Orlando Regional (Branch Banking & Trust Co. LOC),

0.32%, 10/8/09	4,500	4,500

Series 2008-G, Orlando Regional (SunTrust Bank LOC),

0.80%, 10/8/09	5,500	5,500

Orange County School Board COPS VRDB, Series 2008-B (Assured Guaranty Insured),

0.45%, 10/8/09	60,400	60,400

Palm Beach County Health Facilities Authority Revenue VRDB, Series 2001, Bethesda Healthcare System Project (SunTrust Bank LOC),

0.41%, 10/1/09	2,400	2,400

Palm Beach County School Board COPS, Series 2002B (FSA Corp. Insured),

0.40%, 10/8/09	1,150	1,150

Pembroke Pines Charter School Revenue VRDB, Series 2008 (Assured Guaranty Insured),

0.33%, 10/8/09	10,000	10,000

Pinellas County Health Facility Authority Revenue Refunding Bonds, Series A, Bayfront Hospital (SunTrust Bank LOC),

0.41%, 10/1/09	5,000	5,000

Pinellas County Health Facility Authority Revenue Refunding VRDB, Series 2004, Bayfront Projects (SunTrust Bank LOC),

0.41%, 10/1/09	33,840	33,840

St. Petersburg Health Facilities Authority Revenue Refunding Bonds, Series 1997, Menorah Manor Project (SunTrust Bank LOC),

0.30%, 10/8/09	6,525	6,525

University Athletic Association, Inc. Athletic Program Revenue VRDB (SunTrust Bank LOC),

0.75%, 10/8/09	13,625	13,625

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Florida – 11.7% continued

University Athletic Association, Inc. Capital Improvement Revenue VRDB (SunTrust Bank LOC),

0.75%, 10/8/09	$7,000	$7,000
		916,553

Georgia – 4.0%

Appling County Development Authority PCR Bonds, Series 1997, Georgia Power Co. Plant Hatch Project (Georgia Power Gtd.),

0.27%, 10/1/09	16,600	16,600

Burke County Development Authority PCR VRDB, Series 2009, Georgia Power Co., Vogtle, 1st Series,

0.28%, 10/2/09	15,500	15,500

Clayton County Housing Authority Revenue Bonds, Series 1985, Rivers Edge Development (FHLMC Gtd.),

0.37%, 10/8/09	6,000	6,000

Cobb County Multifamily Housing Authority Revenue VRDB, Series 1996, Post Bridge Project (FNMA Insured),

0.30%, 10/8/09	500	500

DeKalb County Hospital Authority Revenue VRDB, Series 2005, Revenue Anticipation Certificates, DeKalb Medical Center, Inc. Project (SunTrust Bank LOC),

0.85%, 10/8/09	7,600	7,600

DeKalb County Multifamily Housing Authority Revenue Refunding Bonds, Briarcliff (FNMA Gtd.),

2.00%, 12/1/09	35,750	35,750

DeKalb County Multifamily Housing Authority Revenue VRDB, Post Brook Project (FNMA Gtd.),

0.34%, 10/8/09	4,300	4,300

DeKalb County Multifamily Housing Authority Revenue VRDB, Series 1997, Post Walk Project (FNMA Collateralized),

0.34%, 10/8/09	14,800	14,800

Fulton County Development Authority Revenue VRDB, Series 2002, Woodward Academy, Inc. (SunTrust Bank LOC),

0.85%, 10/8/09	1,550	1,550

Fulton County Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, Lenbrook Project, First Mortgage (Bank of Scotland PLC LOC),

0.30%, 10/8/09	14,500	14,500

See Notes to the Financial Statements.

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Georgia – 4.0% continued

Gwinnett County Hospital Authority Revenue Bonds, Revenue Anticipation Certificates, Series 2007-A, Gwinnett Hospital Systems Project (FSA Corp. Insured),

0.94%, 10/8/09	$16,800	$16,800

Gwinnett County Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.),

0.34%, 10/8/09	7,360	7,360

Monroe County Development Authority PCR Bonds, Georgia Power Co. Plant Scherer Project (Georgia Power Gtd.),

1.95%, 12/10/09	25,315	25,315

Monroe County Development Authority PCR VRDB, Georgia Power,

0.27%, 10/1/09	10,000	10,000

Monroe County Development Authority PCR VRDB, Series 2009, Georgia Power Co. - Scherer, 1st Series,

0.28%, 10/2/09	2,800	2,800

Municipal Electric Authority of Georgia Revenue VRDB, Series B, Project 1 (Dexia Credit Local LOC),

0.38%, 10/8/09	57,050	57,050

Richmond County Development Authority Revenue Bonds, Series 2008-A, MCG Health, Inc. Project (UBS AG LOC),

0.20%, 10/8/09	13,900	13,900

Richmond County Hospital Authority Revenue Bonds, Series 2003, Revenue Anticipation Certificates, University Health Services, Inc. Project (SunTrust Bank LOC),

0.85%, 10/8/09	8,000	8,000

Roswell Multifamily Housing Authority Revenue Refunding VRDB, Series 2002, Chambrel at Roswell (FNMA Gtd.),

0.37%, 10/8/09	10,000	10,000

Smyrna Multifamily Housing Authority Revenue Bonds, Series 1997, F&M Villages Project (FNMA Gtd.),

0.30%, 10/8/09	4,500	4,500

Smyrna Multifamily Housing Authority Revenue VRDB, Series 1995, Hills of Post Village Project (FNMA Gtd.),

0.30%, 10/8/09	4,400	4,400

Smyrna Multifamily Housing Authority Revenue VRDB, Series 1996, Gardens Post Village Project (FNMA Gtd.),

0.30%, 10/8/09	11,200	11,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Georgia – 4.0% continued

State of Georgia G.O. VRDB, Series 2006 H-1,

0.33%, 10/8/09	$23,603	$23,603
		312,028

Hawaii – 0.1%

Hawaii State Department of Budget and Finance Special Purpose Revenue VRDB, Series 2009-B, The Queens Health (Bank of America N.A. LOC),

0.26%, 10/8/09	4,900	4,900

Idaho – 0.3%

Idaho Health Facilities Authority Revenue VRDB, Series 2009-A, St. Luke’s Health System Project (Wells Fargo Bank N.A. LOC),

0.25%, 10/8/09	8,000	8,000

Series 2009-B, St. Luke’s Health System Project (Harris N.A. LOC),

0.31%, 10/8/09	12,000	12,000
		20,000

Illinois – 11.0%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue VRDB, Series 2005A, Suburban Mass Transit Metrolink (JPMorgan Chase Bank LOC),

0.25%, 10/8/09	29,300	29,300

Chicago G.O. VRDB, Series B-1,

0.27%, 10/1/09	22,900	22,900

Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC),

0.30%, 10/1/09	5,900	5,900

Series 21-B-4, Neighborhoods Alive (Bank of New York LOC),

0.25%, 10/1/09	9,185	9,185

Chicago O’Hare International Airport Revenue VRDB, Series D, 3rd Lien (Dexia Credit Local LOC),

0.36%, 10/8/09	25,000	25,000

Chicago Wastewater Transmission Revenue Refunding VRDB, Subseries 2008 C-1 (Harris N.A. LOC),

0.35%, 10/1/09	3,800	3,800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Illinois – 11.0% continued

City of Chicago G.O. Refunding VRDB, Series 2005D, Project Refunding (FSA Corp. Insured),

0.50%, 10/8/09	$63,160	$63,160

City of Chicago G.O. Refunding VRDB, Series 2007-E,

0.28%, 10/1/09	26,400	26,400

Series 2007-F,

0.27%, 10/1/09	7,925	7,925

City of Chicago Revenue VRDB, Subseries 2004-3 (State Street Bank & Trust LOC),

0.40%, 10/8/09	3,225	3,225

Illinois Development Finance Authority IDR VRDB, Series 1999, Gas Technology Project (Harris N.A. LOC),

0.36%, 10/8/09	1,500	1,500

Series 1998-A, United Methodist Homes (Harris N.A. LOC),

0.36%, 10/8/09	1,165	1,165

Illinois Development Finance Authority Revenue Bonds, Series 2003, Carmel High School Project (Bank of America N.A. LOC),

0.46%, 10/8/09	6,200	6,200

Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris N.A. LOC),

0.36%, 10/8/09	6,475	6,475

Illinois Development Finance Authority Revenue VRDB, Series 1998, Wheaton Academy Project (Harris N.A. LOC),

0.41%, 10/8/09	9,000	9,000

Illinois Development Finance Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris N.A. LOC),

0.36%, 10/8/09	2,655	2,655

Illinois Development Finance Authority Revenue VRDB, Series 2003, Learn Charter School Project (Harris N.A. LOC),

0.36%, 10/8/09	2,830	2,830

Illinois Educational Facilities Authority Revenue Bonds, Series A, Illinois Institute of Technology Student Housing (Harris N.A. LOC),

0.53%, 10/8/09	19,195	19,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Illinois – 11.0% continued

Illinois Educational Facilities Authority Revenue Bonds, Series 2002, Aurora University (Harris N.A. LOC),

0.36%, 10/8/09	$13,200	$13,200

Illinois Educational Facilities Authority Revenue VRDB, Northwestern University, Bank of America Macon Trust Variable Rate Certificates Series D, (1)

0.40%, 10/8/09	7,005	7,005

Illinois Educational Facilities Authority Revenue VRDB, Series 2001, Concordia University River Project (Harris N.A. LOC),

0.45%, 10/1/09	10,000	10,000

Illinois Finance Authority Revenue Bonds, Put Option, Series 2005, Mercy Alliance Project (Marshall & Ilsley Bank LOC),

1.70%, 10/8/09	2,695	2,695

Illinois Finance Authority Revenue Bonds, Series A, All Saints Catholic (Harris N.A. LOC),

0.35%, 10/8/09	10,600	10,600

Illinois Finance Authority Revenue Bonds, Series 2004, Robert Morris College (JPMorgan Chase Bank LOC),

0.37%, 10/8/09	9,615	9,615

Illinois Finance Authority Revenue Bonds, Series 2004B, University of Chicago,

0.40%, 10/8/09	1,900	1,900

Illinois Finance Authority Revenue Refunding Bonds, Series 2008, Prairie Crossing Project (Marshall & Ilsley Bank LOC),

2.32%, 10/8/09	9,285	9,285

Illinois Finance Authority Revenue VRDB, Series 2004, Community Action Partnership (Citibank N.A. LOC),

0.53%, 10/8/09	5,580	5,580

Illinois Finance Authority Revenue VRDB, Series 2004B, Central DuPage Health,

0.36%, 10/1/09	7,500	7,500

Illinois Finance Authority Revenue VRDB, Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC),

0.33%, 10/8/09	14,450	14,450

Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth (Bank of America N.A. LOC),

0.33%, 10/8/09	14,850	14,850

See Notes to the Financial Statements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Illinois – 11.0% continued

Illinois Finance Authority Revenue VRDB, Series 2006 B, Loyola University Health System (Harris N.A. LOC),

0.24%, 10/8/09	$54,500	$54,500

Illinois Finance Authority Revenue VRDB, Series 2007-A, McKinley Foundation Project (KeyBank N.A. LOC),

2.00%, 10/8/09	21,545	21,545

Illinois Finance Authority Revenue VRDB, Series 2008-C, Northwest Community Hospital (Wells Fargo Bank N.A. LOC),

0.30%, 10/8/09	5,500	5,500

Illinois Finance Authority Revenue VRDB, Series 2009-A, Jewish Charities (Harris N.A. LOC), (1)

0.36%, 10/8/09	7,185	7,185

Illinois Finance Authority Revenue VRDB, Series 2009-E, Carle Foundation (JPMorgan Chase Bank LOC),

0.30%, 10/8/09	6,100	6,100

Illinois Finance Authority Revenue VRDB, Series B, Landing at Plymouth (Lloyds TSB Bank LOC),

0.34%, 10/8/09	17,700	17,700

Illinois Finance Authority Revenue VRDB, Subseries 2008 B-3, Advocate Health,

0.26%, 10/8/09	22,800	22,800

Illinois Finance Authority Revenue VRDB, WBEZ Alliance Project (Bank of America N.A. LOC),

0.37%, 10/8/09	21,500	21,500

Illinois Multifamily Finance Authority Revenue VRDB, Series 2005 (AMT), Villagebrook Apartments Project (FHLMC LOC),

0.45%, 10/8/09	5,300	5,300

Illinois Multifamily Housing Development Authority Revenue VRDB, Series 2008, Alden Gardens Bloomingdale (Harris N.A. LOC),

0.28%, 10/8/09	7,570	7,570

Illinois Multifamily Housing Development Authority Revenue VRDB, Series 2008-B, Lakeshore Plaza (JPMorgan Chase Bank LOC),

0.45%, 10/8/09	12,180	12,180

Illinois State Toll Highway Authority Revenue Refunding VRDB, Series 2008A-1, Senior Priority,

0.43%, 10/8/09	50,000	50,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Illinois – 11.0% continued

Illinois State Toll Highway Authority Revenue Refunding VRDB,

Series 2008A-2, Senior Priority,

0.40%, 10/8/09	$148,600	$148,600

Illinois State Toll Highway Authority Revenue VRDB, Series A-1, Senior Priority,

0.32%, 10/8/09	21,500	21,500

Kane County Revenue Bonds, Series 1993, Glenwood School for Boys (Harris N.A. LOC),

0.37%, 10/8/09	5,700	5,700

Lisle Multifamily Housing Authority Revenue Bonds, Ashley of Lisle Project (FHLMC LOC),

0.32%, 10/8/09	26,525	26,525

Quad Cities Regional EDA Revenue Bonds, Augustana College Project (Harris N.A. LOC),

0.40%, 10/8/09	14,600	14,600

University of Illinois Revenue Refunding VRDB, Series 2008, Health Services System (JPMorgan Chase Bank LOC),

0.28%, 10/8/09	41,215	41,215

University of Illinois Revenue Refunding VRDB, Series 2008, University of Illinois Chicago South Campus Development (JPMorgan Chase Bank LOC),

0.37%, 10/8/09	9,500	9,500

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities System,

0.32%, 10/8/09	8,170	8,170
		860,185

Indiana – 2.5%

Dearborn County Industrial Economic Development Revenue VRDB, Series 2006, Dearborn County Hospital Project (JPMorgan Chase Bank LOC),

0.45%, 10/8/09	14,800	14,800

Indiana Bond Bank Revenue Notes, Series 2009-A, Advance Funding Program Notes,

2.00%, 1/5/10	24,900	24,958

Indiana Development Finance Authority Industrial Revenue VRDB, Series 1999, Youth Opportunity Center Project (JPMorgan Chase Bank LOC),

0.87%, 10/8/09	1,400	1,400

Indiana Development Finance Authority PCR Refunding Bonds, Southern Indiana (JPMorgan Chase Bank LOC),

0.37%, 10/8/09	11,550	11,550

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Indiana – 2.5% continued

Indiana Finance Authority Health System Revenue VRDB, Series 2008-D, Sisters of St. Francis (Bank of America N.A. LOC),

0.29%, 10/8/09	$24,400	$24,400

Indiana Finance Authority Hospital Revenue Bonds, Series 2008, Community Foundation Northwest Indiana (Harris N.A. LOC),

0.33%, 10/8/09	6,800	6,800

Indiana Finance Authority Hospital Revenue Refunding VRDB, Series 2008-C, Clarian Health (Bank of New York LOC),

0.20%, 10/8/09	12,200	12,200

Indiana Health and Educational Facilities Financing Authority Revenue Refunding VRDB, Series 2006A, Hartsfield Community Village (Harris N.A. LOC),

0.33%, 10/8/09	6,825	6,825

Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series C, Clarian Health (Branch Banking & Trust Co. LOC),

0.25%, 10/8/09	7,950	7,950

Indiana Health and Educational Facilities Financing Authority Revenue VRDB, Series 2007, Marian College Project (JPMorgan Chase Bank LOC),

0.40%, 10/8/09	5,700	5,700

Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC),

0.36%, 10/8/09	10,344	10,344

Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series 2255, JPMorgan Chase Putters (Berkshire Hathaway, Inc. Insured), (1)

0.48%, 10/8/09	15,410	15,410

Indianapolis Multifamily Housing Revenue VRDB, Series 2008, Capital Place, Covington (FNMA Insured),

0.38%, 10/8/09	10,600	10,600

Marshall County Industrial Economic Development Revenue VRDB, Series 2000, Culver Educational Foundation Project (Bank of New York LOC),

0.32%, 10/8/09	22,700	22,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Indiana – 2.5% continued

Terre Haute Economic Development Revenue Bonds, Series 1985, First Financial Corp. Project (U.S. Bank N.A. LOC),

0.37%, 10/8/09	$2,000	$2,000

Vincennes University Revenue VRDB, Series 2004G, Student Fees (JPMorgan Chase Bank LOC),

0.33%, 10/8/09	21,065	21,065
		198,702

Iowa – 0.7%

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC),

0.40%, 10/8/09	955	955

Iowa Finance Authority Healthcare Facilities Revenue VRDB, Care Initiatives Project (KBC Bank N.V. LOC),

0.35%, 10/1/09	8,360	8,360

Iowa Higher Education Loan Authority Revenue VRDB, Private College, Series 2000, Loras College Project (Bank of America N.A. LOC),

0.28%, 10/1/09	15,450	15,450

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Series 2006, Private College Facilities, Loras (Bank of America N.A. LOC),

0.28%, 10/1/09	13,535	13,535

Iowa State School Cash Anticipation Program Revenue Notes, Warrants, Series 2009-B, Iowa School Corps,

3.00%, 1/21/10	14,000	14,094
		52,394

Kansas – 0.4%

Kansas Department of Transportation Highway Revenue Bonds, Series 2004 C-2,

0.27%, 10/8/09	8,400	8,400

Series 2004 C-3,

0.27%, 10/8/09	8,675	8,675

Kansas Development Finance Authority Revenue VRDB, Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC),

0.33%, 10/8/09	4,710	4,710

See Notes to the Financial Statements.

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Kansas – 0.4% continued

Kansas Development Finance Authority Revenue VRDB, Series 2004C, Adventist Health System/Sunbelt (SunTrust Bank LOC),

1.15%, 10/8/09	$7,170	$7,170

Olathe Senior Living Facility Revenue VRDB, Series C-1, Catholic Care Campus (Bank of America N.A. LOC),

0.36%, 10/8/09	3,700	3,700

University of Kansas Hospital Authority Revenue VRDB, KU Health System (U.S. Bank N.A. LOC),

0.35%, 10/1/09	1,950	1,950
		34,605

Kentucky – 1.0%

Boyle County Hospital Revenue VRDB, Ephraim McDowell Health (Branch Banking & Trust Co. LOC),

0.34%, 10/8/09	14,000	14,000

Fort Mitchell League of Cities Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC),

0.32%, 10/8/09	9,650	9,650

Henderson County Revenue Refunding VRDB, Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC),

0.44%, 10/8/09	3,155	3,155

Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Series 2009-B-3, Baptist Healthcare System (Branch Banking & Trust Co. LOC),

0.28%, 10/8/09	7,655	7,655

Series 2009-B-4, Baptist Healthcare System (Branch Banking & Trust Co. LOC),

0.29%, 10/8/09	24,000	24,000

Kentucky Economic Development Finance Authority Medical Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (Branch Banking & Trust Co. LOC),

0.40%, 10/8/09	1,900	1,900

Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

0.33%, 10/8/09	4,015	4,015

Series 2008-B, Retirement Housing Foundation (KBC Bank N.V. LOC),

0.33%, 10/8/09	7,705	7,705

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Kentucky – 1.0% continued

Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program (U.S. Bank N.A. LOC),

0.32%, 10/8/09	$9,934	$9,934
		82,014

Louisiana – 1.8%

Louisiana Public Facilities Authority Revenue VRDB, Series 2008, Dynamic Fuels LLC Project (JPMorgan Chase Bank LOC),

0.30%, 10/1/09	3,000	3,000

Louisiana Public Facilities Authority Revenue VRDB, Series 2008-B, Commcare Corp. Project (JPMorgan Chase Bank LOC),

0.35%, 10/8/09	14,995	14,995

Louisiana State G.O. Refunding VRDB, Series 2008-A (BNP Paribas LOC),

0.30%, 10/8/09	23,100	23,100

Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds, Series 1411Q, JPMorgan Putters (JPMorgan Chase & Co. LOC), (1)

0.40%, 10/8/09	37,322	37,322

Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series 2003B (JPMorgan Chase Bank LOC),

0.37%, 10/8/09	5,700	5,700

Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series 2007-A, Loop LLC Project (SunTrust Bank LOC),

0.60%, 10/8/09	54,020	54,020
		138,137

Maryland – 2.5%

Ann Arundel County Revenue VRDB, Series 2008, Key School Facilities (Manufacturers & Traders Trust Co. LOC), (1)

0.40%, 10/8/09	9,250	9,250

Baltimore County Housing Revenue Refunding Bonds, Series 1991, Spring Hill Apartments Project (KBC Bank N.V. LOC),

0.50%, 10/8/09	10,240	10,240

Baltimore County Revenue VRDB, Series 2004, Notre Dame Preparatory School (Manufacturers & Traders Trust Co. LOC),

0.45%, 10/8/09	5,165	5,165

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Maryland – 2.5% continued

Baltimore County Revenue VRDB, Series 2006, Maryvale Preparatory School (Manufacturers & Traders Trust Co. LOC),

0.45%, 10/8/09	$4,050	$4,050

Frederick County Retirement Community Revenue VRDB, Series 1997-C, Buckinghams Choice (Branch Banking & Trust Co. LOC),

0.33%, 10/8/09	6,000	6,000

Gaithersburg Economic Development Revenue VRDB, Series B, Asbury Maryland Obligation (KBC Bank N.V. LOC),

0.36%, 10/8/09	4,900	4,900

Maryland Economic Development Corp. Revenue Refunding VRDB, Series 1997, Jenkins Memorial, Inc. (Manufacturers & Traders Trust Co. LOC),

0.40%, 10/8/09	2,860	2,860

Maryland Economic Development Corp. Revenue VRDB, Series 2007, Opportunity Builders Facility (Manufacturers & Traders Trust Co. LOC),

0.45%, 10/8/09	6,260	6,260

Maryland Health and Higher Educational Facilities Authority Revenue Bonds, Series A, Pooled Loan Program (JPMorgan Chase Bank LOC),

0.25%, 10/8/09	32,300	32,300

Maryland Health and Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),

0.43%, 10/8/09	14,300	14,300

Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Kennedy (SunTrust Bank LOC),

0.95%, 10/8/09	9,000	9,000

Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2003B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),

0.44%, 10/8/09	8,800	8,800

Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),

0.33%, 10/8/09	4,400	4,400

Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (Branch Banking & Trust Co. LOC),

0.32%, 10/8/09	10,800	10,800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Maryland – 2.5% continued

Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical System (SunTrust Bank LOC),

0.90%, 10/8/09	$13,600	$13,600

Series 2008-H, University of Maryland Medical System (Manufacturers & Traders Trust Co. LOC),

0.40%, 10/8/09	7,810	7,810

Maryland Health and Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),

0.43%, 10/8/09	13,900	13,900

Maryland Health and Higher Educational Facilities Authority Revenue VRDN, Series B, Pickersgill (Branch Banking & Trust Co. LOC),

0.33%, 10/8/09	4,000	4,000

Montgomery County Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),

0.43%, 10/8/09	32,510	32,510
		200,145

Massachusetts – 4.5%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008-A, Massachusetts Credit, Wilber School Apartments (FHLB Atlanta LOC),

0.35%, 10/8/09	6,000	6,000

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008-A, Seven Hills Foundation (Toronto-Dominion Bank LOC),

0.45%, 10/8/09	4,000	4,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Lesley University (Bank of America N.A. LOC),

0.37%, 10/8/09	4,400	4,400

Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy,

0.30%, 10/8/09	19,600	19,600

Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School,

0.34%, 10/8/09	7,500	7,500

See Notes to the Financial Statements.

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Massachusetts – 4.5% continued

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Northfield Mount Hermon (JPMorgan Chase Bank LOC),

0.37%, 10/8/09	$45,000	$45,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),

0.32%, 10/8/09	5,000	5,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2008, Abby Kelley Foster Public School (Toronto-Dominion Bank LOC),

0.35%, 10/8/09	4,800	4,800

Massachusetts State Development Finance Agency Revenue VRDB, Series 2008, Edgewood Retirement Community (Bank of America N.A. LOC),

0.48%, 10/8/09	20,540	20,540

Massachusetts State Development Finance Agency Revenue VRDB, Series 2008 U-1, Boston University (Bank of Nova Scotia LOC),

0.25%, 10/8/09	10,000	10,000

Massachusetts State G.O. Consolidated Loans, Series 2000-B (U.S. Treasuries Escrowed),

5.75%, 6/1/10	10,000	10,445

Massachusetts State G.O. Refunding VRDB, Series 2005-A,

0.34%, 10/8/09	34,655	34,655

Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-C, Health System (Bank of America N.A. LOC),

0.30%, 10/8/09	7,870	7,870

Massachusetts State Health and Educational Facilities Authority Revenue VRDB, Series 2008-W, Northeastern University (Toronto-Dominion Bank LOC),

0.25%, 10/8/09	14,615	14,615

Massachusetts State Water Resources Authority Revenue Refunding VRDB, Series 2008-A,

0.36%, 10/8/09	61,000	61,000

Series 2008-F,

0.35%, 10/8/09	39,600	39,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Massachusetts – 4.5% continued

Revere Multifamily Housing Authority Mortgage Revenue Refunding VRDB, Series 1991-C, Waters Edge Apartment Project (FSA Corp. Insured),

0.90%, 10/8/09	$23,990	$23,990

University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4, Senior Community Gtd.,

0.29%, 10/8/09	33,900	33,900
		352,915

Michigan – 1.2%

Ann Arbor Economic Development Corp. Limited Obligation Revenue Bonds, Series 2000A, Glacier Hills, Inc. Project (JPMorgan Chase Bank LOC),

0.33%, 10/8/09	13,410	13,410

Ann Arbor Economic Development Corp. Limited Obligation Revenue Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC),

0.33%, 10/8/09	5,180	5,180

Farmington Hills Hospital Finance Authority Revenue Refunding VRDB, Series 2008-A, Botsford Obligated (U.S. Bank N.A. LOC),

0.35%, 10/1/09	7,905	7,905

Grand Rapids Economic Development Corp. Revenue Refunding Bonds, Series 1991A, Amway Hotel (Bank of America N.A. LOC),

0.63%, 10/8/09	1,100	1,100

Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB, Series 2001A, Vista Grande Villa (Bank of America N.A. LOC),

0.40%, 10/1/09	7,640	7,640

Kentwood Economic Development Corp. Revenue VRDB, Series 2002B, Limited Obligation, Holland Home (Bank of America N.A. LOC),

0.33%, 10/8/09	9,685	9,685

Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series 2008-B, McLaren Health Care (JPMorgan Chase Bank LOC),

0.27%, 10/8/09	7,500	7,500

Michigan State Hospital Finance Authority Revenue VRDB, Marquette General Hospital (Assured Guaranty Insured),

0.37%, 10/8/09	16,000	16,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Michigan – 1.2% continued

Michigan State Strategic Fund Limited Obligation Revenue Bonds, Lansing Saint Vincent Home Project (Comerica Bank Insured),

0.36%, 10/8/09	$3,010	$3,010

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co. (Wells Fargo Bank N.A. LOC),

0.25%, 10/8/09	9,200	9,200

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA of Metropolitan Detroit Project (JPMorgan Chase Bank LOC),

0.40%, 10/8/09	2,295	2,295

Michigan State Strategic Fund Revenue Bonds, Rest Haven Christian Services (KBC Bank N.V. LOC),

0.36%, 10/8/09	7,985	7,985
		90,910

Minnesota – 1.9%

Arden Hills Housing and Healthcare Facilities Revenue Refunding Bonds, Series 1999A, Presbyterian Homes (U.S. Bank N.A. LOC),

0.35%, 10/1/09	2,770	2,770

Austin Housing and Redevelopment Authority Revenue Refunding VRDB, Series 2004A, Cedars of Austin Project (Bank of America N.A. LOC),

0.45%, 10/8/09	4,320	4,320

Burnsville Housing Revenue VRDB, Series 1999A, Provence LLC Project (Bank of America N.A. LOC),

0.35%, 10/8/09	15,650	15,650

Fridley Senior Housing Revenue Refunding VRDB, Series 2007-A, Banfill Crossing (FNMA Insured),

0.35%, 10/8/09	8,600	8,600

Mankato Multifamily Housing Revenue VRDB, Series 1997, Highland Hills Project (Bank of America N.A. LOC),

0.35%, 10/1/09	7,285	7,285

Maple Grove Economic Development Revenue Bonds, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),

0.33%, 10/8/09	5,240	5,240

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Minnesota – 1.9% continued

Minneapolis Health Care System Revenue VRDB, Series 2008-C, Fairview Health Services (Wells Fargo Bank N.A. LOC),

0.22%, 10/8/09	$5,800	$5,800

Series 2008-D, Fairview Health Services (Wells Fargo Bank N.A. LOC),

0.30%, 10/8/09	2,300	2,300

Minneapolis Revenue VRDB, Series 2000, People Serving People Project (U.S. Bank N.A. LOC),

0.35%, 10/1/09	1,915	1,915

Minnesota Agricultural and Economic Development Board Revenue VRDB, Series 2008 C-4, Health Care Facilities - Essentia (Assured Guaranty Insured),

0.35%, 10/1/09	17,900	17,900

Minnesota Agricultural and Economic Development Board Revenue VRDB, YMCA of Metro Minneapolis Project (U.S. Bank N.A. LOC),

0.34%, 10/8/09	8,000	8,000

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC),

0.37%, 10/1/09	9,915	9,915

Robbinsdale Revenue Refunding VRDB, Series 2008 A-1, North Memorial (Wells Fargo Bank N.A. LOC),

0.35%, 10/8/09	4,500	4,500

Series 2008 A-3, North Memorial (Wells Fargo Bank N.A. LOC),

0.29%, 10/8/09	5,000	5,000

St. Cloud Health Care Revenue Refunding VRDB, Series A, CenraCare Health (Bank of Nova Scotia LOC),

0.35%, 10/8/09	6,200	6,200

St. Paul Housing and Redevelopment Authority Revenue Bonds, Series A, Science Museum of Minnesota (U.S. Bank N.A. LOC),

0.34%, 10/8/09	15,500	15,500

State of Minnesota Revenue Bonds, Series 2007-31, Clipper Tax-Exempt Certificate Trust, (1)

0.43%, 10/8/09	25,900	25,900
		146,795

See Notes to the Financial Statements.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Mississippi – 2.1%

Jackson County PCR Refunding Bonds, Series 1993, Chevron USA, Inc. Project (Chevron Corp. Gtd.),

0.35%, 10/1/09	$11,350	$11,350

Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series 2007-C, Chevron USA, Inc. Project,

0.45%, 2/1/10	27,000	27,000

Series 2007-D, Chevron USA, Inc. Project,

0.45%, 3/1/10	10,000	10,000

Series 2007-E, Chevron USA, Inc. Project,

0.27%, 10/1/09	7,450	7,450

Series 2009-D, Chevron USA, Inc. Project, (Chevron Corp. Gtd.),

0.28%, 10/1/09	20,000	20,000

Mississippi Business Finance Corp. Gulf Opportunity Zone, (FHLB Atlanta LOC),

0.29%, 10/8/09	32,000	32,000

Mississippi Business Finance Corp. Revenue VRDB, Edgewater Retail Partners (Compass Bank LOC),

0.34%, 10/8/09	17,000	17,000

Mississippi Business Finance Corp. Revenue VRDB, Fondren Place Development Co. (FHLB Dallas LOC),

0.37%, 10/8/09	11,075	11,075

Mississippi Development Bank Special Obligation Revenue Refunding VRDB, Series 2009, Magnolia Regional Health Project (FHLB Atlanta LOC),

0.32%, 10/8/09	15,000	15,000

Perry County PCR Refunding Bonds, Series 02, Leaf River Forest Production Project (Bank of America N.A. LOC),

0.36%, 10/8/09	13,000	13,000
		163,875

Missouri – 3.6%

Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003, Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),

0.35%, 10/1/09	505	505

Florissant IDA Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Bank N.V. LOC),

0.33%, 10/8/09	6,845	6,845

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Missouri – 3.6% continued

Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC),

0.37%, 10/8/09	$10,100	$10,100

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Citi ROCS RR-II-R-11265 (Berkshire Hathaway, Inc. Insured), (1)

0.38%, 10/8/09	20,565	20,565

Missouri State Development Finance Board Infrastructure Facilities Revenue VRDB, Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC),

0.35%, 10/1/09	9,200	9,200

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004-A, Washington University,

0.27%, 10/1/09	10,000	10,000

Series 1996-C, Washington University,

0.27%, 10/1/09	32,000	32,000

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 1999B, St. Louis University,

0.35%, 10/1/09	2,200	2,200

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC),

0.30%, 10/8/09	24,115	24,115

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC),

0.35%, 10/1/09	9,365	9,365

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2004A, Lutheran Church (Bank of America N.A. LOC),

0.40%, 10/1/09	21,045	21,045

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2007, Lutheran Church Extension (Fifth Third Bank LOC),

1.50%, 10/1/09	30,835	30,835

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Children’s Mercy Hospital (UBS AG LOC),

0.28%, 10/8/09	7,300	7,300

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Missouri – 3.6% continued

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2008-D, Sisters Mercy Health,

0.38%, 10/8/09	$35,000	$35,000

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2009, Saint Louis Priory School Project (U.S. Bank N.A. LOC),

0.30%, 10/8/09	3,300	3,300

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series C-5, SSM Health,

0.24%, 10/8/09	8,600	8,600

Platte County IDA Multifamily Housing Revenue Refunding Bonds, Series 1996, Wexford Place Project (FHLMC Gtd.), (1)

0.37%, 10/8/09	7,645	7,645

St. Charles County IDA Revenue Refunding VRDB, Country Club Apartments (FNMA LOC),

0.40%, 10/8/09	19,000	19,000

St. Charles County IDA Revenue Refunding VRDB, Series 1993, Remington Apartments Project (FNMA Gtd.),

0.40%, 10/8/09	10,700	10,700

St. Charles County IDA Revenue Refunding VRDB, Series 1995, Casalon Apartments Project (FNMA Gtd.),

0.40%, 10/8/09	6,170	6,170

St. Louis County IDA Revenue Refunding VRDB, Series 1996-B, Friendship Village South County Project (Bank of America N.A. LOC),

0.30%, 10/8/09	4,235	4,235
		278,725

Montana – 0.1%

Forsyth PCR Refunding VRDB, Series 1988, Pacificorp Project (BNP Paribas LOC),

0.33%, 10/1/09	6,190	6,190

Nebraska – 0.5%

Omaha Public Power District Separate Electric Revenue Bonds, Eagle-720053008, Class A, Series 2005 (Berkshire Hathaway, Inc. Insured), (1)

0.38%, 10/8/09	27,760	27,760

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Nebraska – 0.5% continued

Scotts Bluff County Hospital Authority Revenue Refunding VRDB, Series 2005, Regional West Medical Center Number 1 (KeyBank N.A. LOC),

1.33%, 10/8/09	$10,030	$10,030
		37,790

Nevada – 0.5%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Hospital Project (U.S. Bank N.A. LOC),

0.33%, 10/8/09	3,700	3,700

Las Vegas Economic Development Revenue VRDB, Series A, Keep Memory Alive Project (Bank of New York LOC),

0.32%, 10/8/09	24,100	24,100

Las Vegas Valley Water District G.O., Series B, Water Improvement,

0.38%, 10/1/09	8,000	8,000

Series 2006-C, Water Improvement,

0.38%, 10/1/09	2,805	2,805

Reno Hospital Revenue Refunding VRDB, Series 2009-A, Renown Regional Medical Center (Wells Fargo Bank N.A. LOC),

0.25%, 10/8/09	4,100	4,100
		42,705

New Hampshire – 0.6%

New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal at Hanover (FHLB Boston LOC),

0.40%, 10/8/09	3,470	3,470

New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series 2007, Phillips Exeter Academy,

0.32%, 10/8/09	25,000	25,000

New Hampshire Health and Educational Facilities Authority Revenue VRDB, Series A, LRG Healthcare (JPMorgan Chase Bank LOC),

0.40%, 10/8/09	5,225	5,225

New Hampshire Health and Education Facilities Authority Revenue VRDB, Series B-1, University System,

0.30%, 10/1/09	11,405	11,405
		45,100

See Notes to the Financial Statements.

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

New Mexico – 0.6%

New Mexico Finance Authority State Transportation Revenue Refunding Bonds, Subseries 2008 B-1, Sub Lien (State Street Bank & Trust LOC),

0.30%, 10/8/09	$8,800	$8,800

Subseries 2008 B-2, Sub Lien (UBS AG LOC),

0.38%, 10/8/09	2,800	2,800

New Mexico Hospital Equipment Loan Council Revenue VRDB, Series 2008-B, Presbyterian Healthcare,

0.35%, 10/8/09	17,800	17,800

Series 2008-C, Presbyterian Healthcare,

0.30%, 10/8/09	20,900	20,900
		50,300

New York – 5.3%

Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A, Elmira College Project (JPMorgan Chase Bank LOC),

0.32%, 10/8/09	5,500	5,500

Metropolitan Transportation Authority Dedicated Tax Revenue Refunding VRDB, Series 2008A,

0.41%, 10/8/09	88,975	88,975

Metropolitan Transportation Authority Dedicated Tax Revenue Refunding VRDB, Subseries 2008 B-4 (KBC Bank N.V. LOC),

0.30%, 10/8/09	10,225	10,225

Metropolitan Transportation Authority Revenue Bonds, CP Notes (ABN AMRO Bank N.V. LOC),

0.40%, 11/2/09	58,500	58,500

Metropolitan Transportation Authority Tax Exempt Revenue Bonds, Series 2007-C, Municipal CP Notes (ABN AMRO Bank N.V. LOC),

0.50%, 11/5/09	20,000	20,000

Metropolitan Transportation Authority Revenue VRDB, Subseries 2005 G-2 (BNP Paribas LOC),

0.33%, 10/1/09	8,330	8,330

Monroe County Industrial Development Agency Revenue VRDB, Series 2008, Harley School Project (Manufacturers & Traders Trust Co. LOC),

0.40%, 10/8/09	2,000	2,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

New York – 5.3% continued

New York City G.O., Subseries H-1,

0.33%, 10/1/09	$14,240	$14,240

New York City Industrial Development Agency Civic Revenue VRDB, Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC),

0.45%, 10/8/09	2,000	2,000

New York City Multifamily Housing Development Corp. Rent Housing Revenue VRDB, Series 1997A, Monterey Project (FNMA Collateralized),

0.28%, 10/8/09	3,500	3,500

New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2006-AA-3,

0.50%, 10/8/09	2,600	2,600

New York City Municipal Water Finance Authority Water and Sewer Revenue Bonds, Series 2008-BB-2, Second Generation, Fiscal,

0.30%, 10/8/09	34,000	34,000

New York City Municipal Water Finance Authority Water and Sewer Revenue VRDB, Subseries 2008 B-2,

0.28%, 10/1/09	3,300	3,300

New York City Transitional Finance Authority Revenue Bonds, Series 3, Subseries 3B, New York City Recovery,

0.28%, 10/1/09	18,885	18,885

New York City Trust for Cultural Resources Revenue VRDB, Series 2008 B-1, Lincoln Center Arts (U.S. Bank N.A. LOC),

0.30%, 10/8/09	3,750	3,750

New York State Dormitory Authority Non State Supported Debt Revenue VRDB, Series 2008-B, Cornell University,

0.30%, 10/1/09	16,800	16,800

New York State Dormitory Authority Revenue Bonds, Series 1999-B, New York Library (Toronto-Dominion Bank LOC),

0.30%, 10/8/09	3,500	3,500

New York State Housing Finance Agency Revenue VRDB, Series 2002, 20 River Terrace Housing (FNMA Gtd.),

0.23%, 10/8/09	11,900	11,900

New York State Housing Finance Agency Revenue VRDB, Series 2009-A, 320 West 38th Street (Wachovia Bank N.A. LOC),

0.30%, 10/8/09	31,390	31,390

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

New York – 5.3% continued

New York State Urban Development Corp. Revenue Bonds, Floating Rate Receipts SG-164 (U.S. Treasuries Escrowed), (1)

0.33%, 10/8/09	$19,500	$19,500

New York State Urban Development Corp. Revenue VRDB, Series A3A, State Facilities,

0.45%, 10/8/09	4,000	4,000

Onondaga County Industrial Development Agency Civic Facilities Revenue VRDB, Series 2005, Syracuse Resh Corp. Project (Manufacturers & Traders Trust Co. LOC),

0.45%, 10/8/09	7,435	7,435

Suffolk County Industrial Development Agency Civic Facilities Revenue VRDB, Series 2006, St. Anthony’s High School (U.S. Bank N.A. LOC),

0.30%, 10/8/09	6,500	6,500

Triborough Bridge and Tunnel Authority Revenue VRDB, Series 2005-A,

0.40%, 10/8/09	11,950	11,950

Trust for Cultural Resources Revenue VRDB, Series 2006, WNYC Radio, Inc. (Wachovia Bank N.A. LOC),

0.24%, 10/8/09	6,400	6,400

Westchester County Industrial Development Agency Revenue Refunding VRDB, Series 2008, Hebrew Hospital Continuing Care (Manufacturers & Traders Trust Co. LOC),

0.45%, 10/8/09	13,690	13,690

Westchester County Industrial Development Agency Revenue VRDB, Series 2001, Catharine Field Home (Comerica Bank LOC),

0.41%, 10/8/09	6,300	6,300
		415,170

North Carolina – 2.7%

Charlotte G.O. VRDB,

0.37%, 10/8/09	19,825	19,825

Guilford County G.O. VRDB, Series 2005-B,

0.37%, 10/8/09	4,700	4,700

Guilford County G.O. VRDB, Series 2007-B,

0.33%, 10/8/09	14,000	14,000

Mecklenburg County COPS VRDB, Series 2008-A,

1.20%, 10/8/09	39,825	39,825

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

North Carolina – 2.7% continued

North Carolina Capital Facilities Finance Agency Educational Revenue VRDB, Series 2007, Rocky Mountain Preparatory School (Branch Banking & Trust Co. LOC),

0.34%, 10/8/09	$6,300	$6,300

North Carolina Capital Facilities Finance Agency Recreational Revenue VRDB, Series 2007-B, YMCA of Greater Charlotte Project (Wachovia Bank N.A. LOC),

0.37%, 10/8/09	14,600	14,600

North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University, Citigroup Eagle 20060012, Class A, (1)

0.36%, 10/8/09	12,000	12,000

North Carolina Financial Agency Educational Facilities Revenue VRDB, Series 2009, Campbell University (Branch Banking & Trust Co. LOC),

0.34%, 10/8/09	5,900	5,900

North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB, Series 2009-C, Wakemed (Wachovia Bank N.A. LOC),

0.34%, 10/8/09	16,355	16,355

Series 2008-A1, University Health System Eastern (Bank of America N.A. LOC),

0.29%, 10/8/09	7,600	7,600

Series 2008-B1, University Health System Eastern (Branch Banking & Trust Co. LOC),

0.24%, 10/8/09	4,900	4,900

North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series 2004-A, Novant Health Group,

0.30%, 10/8/09	25,350	25,350

North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB, Series C, First Mortgage, Pennybyrn Project (Bank of America N.A. LOC),

0.33%, 10/8/09	7,900	7,900

North Carolina Medical Care Commission Hospital Revenue Bonds, Aces, Pooled Equipment Financing Project (KBC Bank N.V. LOC),

0.30%, 10/8/09	10,800	10,800

University of North Carolina Revenue Bonds, Citigroup Eagle 720053014 Class 2005A, (1)

0.36%, 10/8/09	5,800	5,800

See Notes to the Financial Statements.

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

North Carolina – 2.7% continued

Wake County G.O. VRDB, Series 2004-A,

0.50%, 10/8/09	$8,750	$8,750

Winston-Salem Water and Sewer System Revenue VRDB, Series 2002C,

0.30%, 10/8/09	11,300	11,300
		215,905

North Dakota – 0.1%

Cass County Health Facilities Revenue VRDB, Series 2008 A-2, Health Care - Essentia (Assured Guaranty Insured),

0.35%, 10/8/09	7,000	7,000

Ohio – 2.5%

American Municipal Power-Ohio, Inc. Revenue VRDB, Series 2006, Combustion Turbine Project (KeyBank N.A. LOC),

1.30%, 10/8/09	9,610	9,610

Athens County Port Authority Housing Revenue Bonds, Series 2000, University Housing for Ohio, Inc. Project (Wachovia Bank N.A. LOC),

0.34%, 10/8/09	28,865	28,865

Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2008, Euclid Avenue Housing Corp. Project (U.S. Bank N.A. LOC),

0.32%, 10/8/09	3,000	3,000

Cuyahoga County Healthcare and Independent Living Facilities Revenue VRDB, Series B, Eliza Jennings Senior Care (Banco Santander Central Hispano LOC),

0.36%, 10/8/09	22,860	22,860

Cuyahoga County Revenue VRDB, Subseries 2004-B1, Cleveland Clinic,

0.27%, 10/1/09	8,075	8,075

Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005, Chelsea First Community (KBC Bank N.V. LOC),

0.36%, 10/8/09	17,400	17,400

Franklin County Hospital Revenue Refunding Bonds, Series 2008-A, Ohio Health Corp.,

0.30%, 10/8/09	16,480	16,480

Franklin County Hospital Revenue Refunding VRDB, Series 1996-B, U.S. Health Corp. of Columbus (U.S. Bank N.A. LOC),

0.30%, 10/8/09	12,075	12,075

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Ohio – 2.5% continued

Geauga County Revenue VRDB, Series 2007-A, South Franklin Circle Project (KeyBank N.A. LOC),

0.45%, 10/1/09	$20,000	$20,000

Lancaster Port Authority Gas Revenue VRDB, Series 2008,

0.40%, 10/8/09	29,400	29,400

Montgomery County Economic Development Revenue Bonds, The Dayton Art Institute (U.S. Bank N.A. LOC),

0.27%, 10/8/09	500	500

Ohio Multifamily Housing Finance Agency Revenue VRDB, Series 2002F, Chambrel at Montrose (FNMA LOC),

0.37%, 10/8/09	6,351	6,351

Ohio State Higher Educational Facilities Revenue VRDB, Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC),

0.40%, 10/8/09	13,300	13,300

Richland County Health Care Facilities Revenue Refunding Bonds, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC),

0.33%, 10/8/09	3,895	3,895

Warren County Health Care Facilities Revenue Bonds, Series 2009, Otterbein Homes Project (U.S. Bank N.A. LOC),

0.32%, 10/8/09	4,000	4,000
		195,811

Oregon – 2.3%

Clackamas County Hospital Facility Authority Revenue Refunding VRDB, Willamette Series A-1 (Bank of New York LOC),

0.33%, 10/8/09	10,200	10,200

Medford Hospital Facilities Authority Revenue Refunding VRDB, Series 2009, Rogue Valley Manor Project (Wells Fargo Bank N.A. LOC),

0.30%, 10/1/09	15,200	15,200

Oregon Health, Housing, Educational and Cultural Facilities Authority Revenue VRDB, Series 95A, Evangelical Lutheran Good Samaritan Hospital (U.S. Bank N.A. LOC),

0.35%, 10/8/09	2,500	2,500

Oregon State G.O. TANS, Series 2009A,

2.50%, 6/30/10	65,000	65,977

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Oregon – 2.3% continued

Oregon State Facilities Authority Revenue VRDB, Series 2005A, Quatama Crossing Housing (FNMA LOC),

0.37%, 10/8/09	$19,800	$19,800

Oregon State Facilities Authority Revenue VRDB, Series 2008-B, Peacehealth (U.S. Bank N.A. LOC),

0.30%, 10/8/09	12,900	12,900

Series 2008-C, Peacehealth (Wells Fargo Bank N.A. LOC),

0.29%, 10/8/09	40,000	40,000

Yamhill County Hospital Facility Authority Revenue Refunding VRDB, Series 2007, Friendsview Community (U.S. Bank N.A. LOC),

0.35%, 10/1/09	12,000	12,000
		178,577

Pennsylvania – 2.0%

Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Home Project (Banco Santander Central Hispano LOC),

0.33%, 10/8/09	10,325	10,325

Berks County Reading Hospital Revenue Bonds, Series 2008 A-1, RBC Municipal Products, Inc. Trust, Floaters Series 2008 C-13 (Royal Bank of Canada LOC), (1)

0.42%, 10/8/09	10,000	10,000

Cumberland County Municipal Authority Revenue VRDB, Series 200, Asbury Obligated Group (KBC Bank N.V. LOC),

0.33%, 10/8/09	2,000	2,000

Haverford Township School District G.O., Series 2009 (Toronto-Dominion Bank LOC),

0.40%, 10/8/09	8,000	8,000

Horizon Hospital System Authority Health and Housing Facilities Revenue VRDB, Series 2005, St. Paul Homes Project (Manufacturers & Traders Trust Co. LOC),

0.45%, 10/8/09	7,695	7,695

Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (Manufacturers & Traders Trust Co. LOC),

0.45%, 10/8/09	3,000	3,000

Lower Merion School District G.O. VRDB, Series 2009-A, Capital Project (State Street Bank & Trust LOC),

0.34%, 10/8/09	14,000	14,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Pennsylvania – 2.0% continued

Lower Merion School District G.O. VRDB, continued

Series 2009-B, Capital Project (U.S. Bank N.A. LOC),

0.32%, 10/8/09	$12,500	$12,500

Pennsylvania Economic Development Financing Authority Revenue Refunding VRDB, Series 2009-B, PPL Energy Supply (Wachovia Bank N.A. LOC),

1.25%, 10/1/09	15,000	15,000

Series 2009-C, PPL Energy Supply (Wachovia Bank N.A. LOC),

0.30%, 10/8/09	6,000	6,000

Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood (Bank of America N.A. LOC),

0.40%, 10/8/09	4,300	4,300

Philadelphia G.O., VRDB, Series 2009-B, Multi Modal (Wachovia Bank N.A. LOC),

0.34%, 10/8/09	25,000	25,000

Southcentral General Authority Revenue VRDB, Series 2005, Hanover Lutheran Village Project (Manufacturers & Traders Trust Co. LOC), (1)

0.40%, 10/8/09	8,600	8,600

Southcentral General Authority Revenue VRDB, Series 2008-D, Wellspan Health Obligation Group (SunTrust Bank LOC),

0.94%, 10/8/09	7,700	7,700

State Public School Building Authority Revenue VRDB, Series 2008, North Hills School District Project (RBS Citizens N.A. LOC),

1.40%, 10/8/09	3,540	3,540

Westmoreland County IDA Revenue VRDB, Series C, Retirement Redstone (Bank of Nova Scotia LOC),

0.33%, 10/8/09	19,845	19,845
		157,505

South Carolina – 1.4%

Charleston Waterworks and Sewer Revenue VRDB, Series B, Capital Improvements,

0.37%, 10/8/09	27,200	27,200

Easley Utility Revenue Refunding VRDB, Series 2007 (FSA Corp. Insured),

0.50%, 10/8/09	32,730	32,730

See Notes to the Financial Statements.

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

South Carolina – 1.4% continued

Piedmont Municipal Power Agency Electric Revenue VRDB, Series 2008-B (Assured Guaranty Insured),

0.45%, 10/8/09	$20,900	$20,900

South Carolina Jobs EDA Hospital Revenue Bonds, Series 2007-B, CareAlliance Health (Wachovia Bank N.A. LOC),

0.32%, 10/1/09	12,000	12,000

South Carolina Jobs EDA Hospital Revenue VRDB, Series 2006-B, Oconee Memorial Hospital, Inc. (Wachovia Bank N.A. LOC),

0.40%, 10/8/09	9,000	9,000

South Carolina State Housing Finance and Development Authority Multifamily Revenue VRDB, Series 2008, Rental Housing, Brookside Apartments (FHLMC Gtd.),

0.40%, 10/8/09	5,000	5,000
		106,830

South Dakota – 0.2%

South Dakota Health and Educational Facilities Authority Revenue VRDB, Series 2008, Regional Health (U.S. Bank N.A. LOC),

0.35%, 10/1/09	15,965	15,965

Tennessee – 2.1%

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2002, Timberlake Project, Multifamily (FNMA Insured),

0.34%, 10/8/09	1,150	1,150

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue VRDB, Series 2002, Ensworth School Project (SunTrust Bank LOC),

0.85%, 10/8/09	2,155	2,155

Metropolitan Government Nashville and Davidson County IDB Revenue Refunding Bonds, Series 2002, Multifamily Housing, Spinnaker Cove Apartments Project (FNMA Gtd.),

0.34%, 10/8/09	12,155	12,155

Metropolitan Government Nashville and Davidson County IDB Revenue Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.),

0.37%, 10/8/09	5,525	5,525

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Tennessee – 2.1% continued

Montgomery County Public Building Authority Revenue Bonds, Series 2004, County Loan Pool (Bank of America N.A. LOC),

0.30%, 10/1/09	$6,750	$6,750

Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Memphis University School Project (SunTrust Bank LOC),

0.90%, 10/8/09	4,200	4,200

Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series 2005, Hutchison School Project (Bank of America N.A. LOC),

0.35%, 10/8/09	9,600	9,600

Shelby County Health, Educational and Housing Facilities Board Revenue VRDB, Series A-1, Gateway Projects (FNMA Gtd.),

0.35%, 10/8/09	5,575	5,575

Sullivan County Health, Educational and Housing Facilities Board Revenue Bonds, Wellmont Health Systems Project (Bank of America N.A. LOC),

0.38%, 10/8/09	56,840	56,840

Tennergy Corp. Gas Revenue Bonds, STARS Trust Receipts 1260B (BNP Paribas LOC), (1)

0.40%, 10/8/09	64,070	64,070
		168,020

Texas – 10.0%

Austin Water and Wastewater System Revenue Refunding VRDB, Series 2008 (Dexia Bank Belgium LOC),

0.45%, 10/8/09	15,400	15,400

Bexar County and Clear Creek Revenue Bonds, Series 2007-28, Clipper Tax-Exempt Certificate Trust, (1)

0.43%, 10/8/09	29,500	29,500

Capital Area Housing Finance Corp. Revenue VRDB, Series 2009, Encino Pointe Apartments (Bank of America N.A. LOC),

0.42%, 10/8/09	15,700	15,700

Crawford Educational Facilities Corp. Revenue Bonds, Series 2005, Prince of Peace Christian School (Wachovia Bank N.A. LOC),

0.33%, 10/8/09	5,210	5,210

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Texas – 10.0% continued

Crawford Educational Facilities Corp. Revenue Bonds, continued

Series 2008, Prince of Peace Christian School (Wachovia Bank N.A. LOC),

0.33%, 10/8/09	$5,500	$5,500

Dallas Water and Sewer Revenue Bonds, State Street Clipper Tax-Exempt Certificate Trust 2007-23, (1)

0.45%, 10/8/09	20,000	20,000

Gulf Coast Waste Disposal Authority PCR Refunding VRDB, Amoco Oil,

0.24%, 10/1/09	8,000	8,000

Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding VRDB, Series 2008-E, Baylor College Medicine (JPMorgan Chase Bank LOC),

0.25%, 10/8/09	16,000	16,000

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2009 C-2, Methodist Hospital,

0.27%, 10/1/09	35,200	35,200

Subseries C-1, Methodist Hospital,

0.27%, 10/1/09	4,150	4,150

Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB, Series 2008A-1, Methodist Hospital System,

0.27%, 10/1/09	4,500	4,500

HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 B, Sears Caprock Corp. Project (Banco Santander Central Hispano LOC),

0.33%, 10/8/09	3,275	3,275

HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC),

0.36%, 10/8/09	4,950	4,950

Houston Independent School District G.O. VRDB, Series 2004, Schoolhouse (PSF of Texas Gtd.),

0.35%, 10/8/09	41,815	41,815

Katy Independent School District G.O. VRDB, Series C, Fort Bend, Harris and Waller Counties, CSH Building (PSF of Texas Gtd.),

0.35%, 10/8/09	14,200	14,200

Lower Colorado River Authority Revenue Bonds, Series 2994, JPMorgan Chase Putters, Transmission Contract (Berkshire Hathaway, Inc. Insured), (1)

0.43%, 10/8/09	2,705	2,705

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Texas – 10.0% continued

Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series 2001-A, Exxon Mobil Project,

0.24%, 10/1/09	$6,950	$6,950

Lubbock Independent School District G.O. VRDB, Series 2004-A, School Building (PSF of Texas Gtd.),

0.35%, 10/8/09	7,750	7,750

Metropolitan Transportation Authority Revenue VRDB, Citigroup Eagle Tax-Exempt Certificate Trust, Series 2009-A (Berkshire Hathaway, Inc. Insured),

0.38%, 10/8/09	29,680	29,680

Northside Independent School District G.O. VRDB, Series 2009, School Building (PSF of Texas Gtd.),

1.20%, 6/1/10	12,000	12,000

Plano Health Facilities Development Corp. Revenue Bonds, Series 2000, YMCA of Metro Dallas Project (Bank of America N.A. LOC),

0.37%, 10/8/09	7,975	7,975

Rockwall Independent School District G.O. VRDB, Series 2006, School Building (PSF of Texas Gtd.),

0.65%, 10/8/09	16,000	16,000

San Antonio City Hotel Occupancy Revenue Refunding VRDB, Series 2008, Sub Lien (Wachovia Bank N.A. LOC),

0.32%, 10/8/09	26,450	26,450

San Antonio Education Facilities Corp. Revenue VRDB, Series 2008, University Incarnate Word Project (JPMorgan Chase Bank LOC),

0.25%, 10/8/09	28,000	28,000

State of Texas G.O., Citigroup Eagle 2006-126 Class A, (1)

0.36%, 10/8/09	51,900	51,900

State of Texas G.O. Refunding, Veterans Housing Assistance Fund I (State of Texas G.O. Gtd.),

0.24%, 10/8/09	5,500	5,500

State of Texas G.O. VRDB, Series 2008, Veterans Housing Assistance Fund II,

0.38%, 10/8/09	44,430	44,430

State of Texas TRANS, Series 2009,

2.50%, 8/31/10	110,000	112,048

See Notes to the Financial Statements.

MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Texas – 10.0% continued

Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Adventist Long Term Care (SunTrust Bank LOC),

1.00%, 10/8/09	$9,375	$9,375

Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Series 2008-A, Texas Health Resources,

0.35%, 10/8/09	6,500	6,500

Series 2008-E, Texas Health Resources,

0.23%, 10/8/09	4,500	4,500

Series 2008-F, Texas Health Resources,

0.75%, 10/8/09	14,625	14,625

Tarrant County Housing Finance Corp. Revenue VRDB, Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),

0.39%, 10/8/09	8,245	8,245

Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds, Series 2007-042-1993B, STARS Certificates, (1)

0.33%, 10/8/09	33,340	33,340

Texas State Transportation Commission Revenue Bonds, Citigroup ROCS RR-II-R-12272, (1)

0.36%, 10/8/09	12,200	12,200

Texas State Transportation Commission Revenue VRDB, Series B, First Tier,

0.22%, 10/8/09	52,850	52,850

Texas State Turnpike Authority Revenue Bonds, Citi ROCS RR-II-R-12195 (Berkshire Hathaway, Inc. Insured), (1)

0.38%, 10/8/09	15,840	15,840

Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, Sub Lien,

0.33%, 10/1/09	39,194	39,194

Travis County Retirement Health Facilities Development Corp. Revenue VRDB, Series C, Querencia Barton Creek (Bank of America N.A. LOC),

0.33%, 10/8/09	1,400	1,400

Waco Educational Finance Corp. Revenue Refunding VRDB, Series 2008-A, Baylor University,

0.25%, 10/8/09	11,300	11,300
		784,157

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Utah – 0.5%

Emery County PCR Bonds, Pacificorp (Wells Fargo Bank N.A. LOC),

0.32%, 10/8/09	$10,000	$10,000

Intermountain Power Agency Supply Revenue Bonds, Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1)

0.80%, 10/8/09	8,510	8,510

Park City Revenue VRDB, Series 2007, Ski and Snowboard Association (Wells Fargo Bank N.A. LOC),

0.34%, 10/8/09	3,380	3,380

Utah Housing Corp. Single Family Mortgage Revenue Refunding VRDB, Series 2009-A,

0.28%, 10/8/09	20,500	20,500
		42,390

Virginia – 1.3%

Alexandria IDA Revenue Refunding VRDB, Series 2005, Goodwin House (Wachovia Bank N.A. LOC),

0.28%, 10/1/09	4,300	4,300

Charlottesville IDA Educational Facilities Revenue Bonds, Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC),

0.34%, 10/8/09	11,975	11,975

Fairfax County EDA Educational Facilities Revenue VRDB, Series 2003, The Madeira School (Bank of America N.A. LOC),

0.40%, 10/8/09	19,490	19,490

Fredericksburg EDA Student Housing Facilities Revenue Refunding VRDB, Series 2008, UMW Apartments Project (Bank of America N.A. LOC),

0.32%, 10/8/09	10,300	10,300

Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured),

0.37%, 10/8/09	14,510	14,510

Hanover County EDA Revenue Refunding VRDB, Series 2008 D-2, Bon Secours Health (U.S. Bank N.A. LOC),

0.24%, 10/8/09	6,900	6,900

Newport News Redevelopment and Multifamily Housing Revenue Refunding VRDB, Series 2001, Springhouse Apartments Project (FHLMC Gtd.),

0.38%, 10/8/09	13,200	13,200

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Virginia – 1.3% continued

Prince William County COPS VRDB, Series 2006B (Wachovia Bank N.A. LOC),

0.23%, 10/8/09	$8,775	$8,775

Richmond IDA Revenue VRDB, Educational Facilities, Church Schools in Diocese (SunTrust Bank LOC),

0.60%, 10/1/09	15,925	15,925
		105,375

Washington – 3.4%

Bremerton County Revenue Bonds, Series 2003, Kitsap Regional Conference Center Parking (Bank of America N.A. LOC),

0.39%, 10/8/09	2,270	2,270

Energy Northwest Electric Revenue Refunding VRDB, Subseries 2008 F-1, Project 3,

0.38%, 10/8/09	53,000	53,000

Subseries 2008 F-2, Project 3,

0.38%, 10/8/09	30,000	30,000

Everett Washington Public Facilities District Revenue VRDB, Series 2007,

1.38%, 10/1/09	1,400	1,400

Vancouver Housing Authority Revenue Refunding VRDB, Series 2008, Pooled Housing (FHLMC Gtd.),

0.39%, 10/8/09	4,500	4,500

Washington State G.O., Series 1993B, Smith Barney Soc Gen Trust SGB-13, (1)

0.36%, 10/8/09	20,600	20,600

Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003, Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),

0.40%, 10/8/09	1,985	1,985

Washington State Healthcare Facilities Authority Revenue VRDB, Series 2009-A, Multicare Health System (Wells Fargo Bank N.A. LOC),

0.30%, 10/8/09	2,400	2,400

Series 2009-B, Multicare Health System (Wells Fargo Bank N.A. LOC),

0.30%, 10/8/09	6,875	6,875

Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (KeyBank N.A. LOC),

2.00%, 10/8/09	8,800	8,800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Washington – 3.4% continued

Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2008, Seattle Pacific University (U.S. Bank N.A. LOC),

0.27%, 10/8/09	$8,400	$8,400

Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series A, Gonzaga University Project (Bank of America N.A. LOC),

0.33%, 10/8/09	45,479	45,479

Washington State Higher Education Facilities Authority Revenue VRDB, Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),

0.40%, 10/8/09	2,100	2,100

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Bertschi School Project (Bank of America N.A. LOC),

0.35%, 10/8/09	615	615

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series B, St. Thomas School Project (Bank of America N.A. LOC),

0.34%, 10/8/09	5,000	5,000

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline at First Hill Project (Bank of America N.A. LOC),

0.33%, 10/8/09	41,000	41,000

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),

0.35%, 10/8/09	7,840	7,840

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2000, University Prep Academy Project (Bank of America N.A. LOC),

0.42%, 10/8/09	3,700	3,700

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series 2006, District Council Number 5 (Wells Fargo Bank N.A. LOC),

0.34%, 10/8/09	3,255	3,255

Washington State Revenue Bonds, Series 2007-37, Clipper Tax-Exempt Certificate Trust, (1)

0.45%, 10/8/09	14,740	14,740
		263,959

See Notes to the Financial Statements.

MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

West Virginia – 0.5%

Cabell County Revenue VRDB, Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC),

0.95%, 10/8/09	$2,985	$2,985

Monongalia County Building Commission Revenue Refunding Bonds, Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC),

0.40%, 10/8/09	12,495	12,495

West Virginia EDA PCR Refunding VRDB, Series 2008-B, Ohio Power Co., Kammer (Royal Bank of Scotland PLC LOC),

0.40%, 10/8/09	6,675	6,675

West Virginia State Hospital Finance Authority Revenue VRDB, Series 2008-A, Charleston Area Medical Center (Branch Banking & Trust Co. LOC),

0.25%, 10/8/09	18,605	18,605
		40,760

Wisconsin – 2.8%

Milwaukee Redevelopment Authority Lease Revenue VRDB, Series 2005, University of Wisconsin, Kenilworth Project (U.S. Bank N.A. LOC),

0.40%, 10/8/09	6,375	6,375

Milwaukee Redevelopment Authority Revenue VRDB, Series 2007, Riverwest Student Housing Project (Marshall & Ilsley Bank LOC),

1.79%, 10/8/09	8,295	8,295

State of Wisconsin Revenue Bonds, Series 2007-5, Clipper Tax-Exempt Certificate Trust, (1)

0.45%, 10/8/09	25,000	25,000

University of Wisconsin Hospitals and Clinics Authority Revenue Refunding VRDB, Series 2009-A (U.S. Bank N.A. LOC),

0.35%, 10/8/09	4,870	4,870

Wauwatosa Housing Authority Revenue Refunding Bonds, Series 1995-B, San Camillo, Inc. (U.S. Bank N.A. LOC),

0.33%, 10/8/09	3,900	3,900

Wisconsin Health and Educational Facilities Authority G.O. VRDB, Series 2009-A, Froedtert and Community Health (U.S. Bank N.A. LOC),

0.27%, 10/8/09	15,000	15,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Wisconsin – 2.8% continued

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),

0.40%, 10/8/09	$6,060	$6,060

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2003-C, Mercy Health Systems (Marshall & Ilsley Bank LOC),

1.70%, 10/8/09	6,535	6,535

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2007-B, Newcastle Place, Inc. (Bank of America N.A. LOC),

0.33%, 10/8/09	17,210	17,210

Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2008-B, Aurora Health Care (U.S. Bank N.A. LOC),

1.60%, 11/13/09	21,665	21,665

Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC),

2.00%, 10/8/09	8,600	8,600

Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds, Series 2008 B-1, Marquette University (JPMorgan Chase Bank LOC),

0.40%, 10/8/09	20,000	20,000

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Lutheran College (U.S. Bank N.A. LOC),

0.35%, 10/1/09	8,000	8,000

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC),

0.35%, 10/1/09	4,355	4,355

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2002A, Capital Access Pool, Vernon Memorial Hospital (KBC Bank N.V. LOC),

0.35%, 10/1/09	6,895	6,895

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Meriter Retirement Services, Capital Lakes, Inc. (KBC Bank N.V. LOC),

0.40%, 10/8/09	600	600

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Wisconsin – 2.8% continued

Wisconsin Health and Educational Facilities Authority Revenue VRDB, continued

Series 2008-B, Meriter Retirement Services, Capital Lakes Inc. (U.S. Bank N.A. LOC),

0.40%, 10/8/09	$6,490	$6,490

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Hospital (U.S. Bank N.A. LOC),

0.35%, 10/1/09	3,900	3,900

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. (JPMorgan Chase Bank LOC),

0.33%, 10/8/09	15,000	15,000

Wisconsin School Districts Temporary Borrowing Program COPS TRANS, Series 2008-B, Cash Flow Management Program,

3.00%, 10/30/09	12,500	12,513

Wisconsin Transportation Revenue Bonds, Series 2007-24, Clipper Tax-Exempt Certificate Trust, (1)

0.45%, 10/8/09	21,745	21,745
		223,008

Wyoming – 0.5%

Platte County PCR Bonds, Series 1984A, Tri-State Generation & Transmission (National Rural Utility Cooperative Finance Co. Gtd.),

0.80%, 10/1/09	24,400	24,400

Uintah County PCR Refunding VRDB, Series 1992, Chevron USA, Inc. Project (Chevron Corp. Gtd.),

0.28%, 10/1/09	12,450	12,450
		36,850

Multiple States Pooled Securities – 1.9%

BB&T Municipal Trust, Floaters Series 5002 (Rabobank Group LOC), (1)

0.65%, 10/8/09	68,525	68,525

BB&T Municipal Trust Revenue Bonds, Floaters Series 1007 (Branch Banking & Trust Co. LOC), (1)

0.35%, 10/8/09	19,660	19,660

Floaters Series 1017 (Branch Banking & Trust Co. LOC), (1)

0.35%, 10/8/09	33,805	33,805

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS – 98.0% continued

Multiple States Pooled Securities – 1.9% continued

Floaters Series 5001 (Rabobank Group LOC), (1)

0.49%, 10/8/09	$29,000	$29,000
		150,990
Total Municipal Investments
(Cost $7,675,466)		7,675,466

EURODOLLAR TIME DEPOSIT – 1.9%

Non-U.S. Depository Institution – 1.9%

Societe Generale, Grand Cayman,

0.06%, 10/1/09	150,000	150,000
Total Eurodollar Time Deposit
(Cost $150,000)		150,000

Total Investments – 99.9%
(Cost $7,825,466) (2)		7,825,466
Other Assets less Liabilities – 0.1%		11,569
NET ASSETS – 100.0%		$7,837,035

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The cost for federal income tax purposes was $7,825,466.

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	6.8%
Educational Services	13.3
Electric Services, Gas and Combined Utilities	9.3
Executive, Legislative and General Government	20.1
General Medical and Surgical, Nursing and Personal Care	9.1
Health Services and Residential Care	13.9
Local Passenger Transportation	5.2
Urban and Community Development, Housing Programs and Social Services	9.0
All other sectors less than 5%	13.3

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

At September 30, 2009, the maturity analysis for the Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	66.2%
2 – 15 Days	26.7
16 – 30 Days	0.2
31 – 60 Days	1.7
61 – 97 Days	1.1
98 – 180 Days	0.7
181 – 270 Days	1.2
271 + Days	2.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$ —	$7,825,466	(1)	$ —	$7,825,466

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 72.5% (1)

Federal Farm Credit Bank – 15.3%

FFCB Bonds,

5.00%, 10/23/09	$1,000	$1,003

4.75%, 12/7/09	2,000	2,016

FFCB Discount Notes,

0.25%, 12/3/09	5,000	4,998

0.22%, 12/11/09	25,000	24,989

0.23%, 12/16/09	25,000	24,988

0.23%, 12/31/09	5,000	4,997

0.24%, 1/14/10	5,000	4,996

0.24%, 1/20/10	25,000	24,981

0.50%, 3/30/10	13,700	13,666

0.45%, 4/1/10	5,000	4,989

FFCB FRN,

0.21%, 10/1/09	5,000	4,999

0.61%, 10/1/09	5,000	5,000

0.26%, 10/2/09	7,500	7,501

0.46%, 10/3/09	15,000	14,986

0.50%, 10/4/09	2,000	2,003

0.54%, 10/15/09	18,000	18,000

0.07%, 10/16/09	5,000	5,000

0.27%, 10/20/09	7,500	7,501

0.49%, 10/20/09	20,400	20,407

0.15%, 10/22/09	8,000	8,000

0.17%, 10/22/09	5,000	4,999

0.24%, 10/22/09	20,000	20,000

0.14%, 10/24/09	4,000	3,999

0.24%, 10/25/09	10,000	10,000

0.25%, 10/27/09	5,000	4,999
		249,017

Federal Home Loan Bank – 19.3%

FHLB Bonds,

2.25%, 10/2/09	5,000	5,000

4.50%, 10/9/09	5,875	5,880

3.50%, 11/3/09	7,740	7,762

4.00%, 11/13/09	3,500	3,514

6.50%, 11/13/09	3,300	3,324

4.25%, 11/20/09	1,270	1,277

0.45%, 11/24/09	5,000	5,000

4.27%, 11/24/09	2,000	2,010

5.00%, 12/11/09	11,955	12,064

0.85%, 12/29/09	14,875	14,873

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 72.5% (1) continued

Federal Home Loan Bank – 19.3% continued

FHLB Bonds, continued

3.88%, 1/15/10	$5,800	$5,859

1.05%, 3/9/10	1,425	1,430

4.50%, 5/12/10	1,000	1,026

4.88%, 5/14/10	1,865	1,918

7.63%, 5/14/10	1,025	1,071

0.65%, 6/15/10	25,000	24,990

1.25%, 6/16/10	2,000	2,013

0.56%, 6/18/10	5,000	5,007

0.60%, 7/12/10	5,000	4,996

0.56%, 8/20/10	5,000	4,998

FHLB Discount Notes,

0.20%, 10/7/09	5,800	5,800

0.25%, 10/9/09	2,250	2,250

0.23%, 10/14/09	20,000	19,998

0.03%, 10/15/09	17,510	17,510

0.19%, 10/16/09	5,000	5,000

0.20%, 10/23/09	8,000	7,999

0.20%, 11/6/09	3,100	3,099

0.22%, 11/6/09	2,600	2,600

0.75%, 11/18/09	5,000	4,995

0.54%, 11/19/09	5,000	4,996

0.55%, 11/23/09	5,000	4,996

0.67%, 11/24/09	10,000	9,990

0.65%, 12/2/09	2,735	2,732

0.80%, 12/4/09	5,000	4,993

0.80%, 12/8/09	7,000	6,989

0.85%, 1/15/10	10,000	9,975

0.27%, 1/19/10	2,050	2,048

0.85%, 1/21/10	6,400	6,383

0.27%, 1/29/10	1,405	1,404

1.00%, 3/4/10	3,000	2,987

0.47%, 7/7/10	4,682	4,665

FHLB FRN,

0.27%, 10/1/09	5,000	5,000

0.28%, 10/1/09	5,000	5,000

0.51%, 10/1/09	10,000	9,999

0.61%, 10/1/09	5,000	4,999

0.58%, 10/2/09	5,000	5,000

0.39%, 10/9/09	5,000	5,004

0.44%, 10/13/09	1,520	1,520

0.41%, 10/14/09	5,000	4,999

0.20%, 10/19/09	5,000	4,997

See Notes to the Financial Statements.

MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 72.5% (1) continued

Federal Home Loan Bank – 19.3% continued

FHLB FRN, continued

0.45%, 10/28/09	$7,500	$7,504

0.17%, 10/31/09	10,000	9,998

0.17%, 12/6/09	5,000	5,002
		314,443

Federal Home Loan Mortgage Corporation – 15.4%

FHLMC Discount Notes,

0.20%, 10/1/09	4,900	4,900

0.20%, 10/13/09	3,650	3,650

0.25%, 11/3/09	3,700	3,699

0.67%, 11/20/09	10,000	9,991

0.73%, 11/23/09	7,000	6,992

0.74%, 11/23/09	5,000	4,994

0.32%, 12/7/09	1,000	999

0.39%, 12/21/09	5,400	5,395

0.12%, 12/28/09	8,296	8,294

0.80%, 12/28/09	5,000	4,990

0.89%, 1/4/10	7,000	6,984

0.81%, 1/6/10	5,000	4,989

0.20%, 1/20/10	3,700	3,698

0.87%, 2/8/10	8,000	7,975

FHLMC FRN,

0.15%, 10/5/09	6,000	6,000

0.17%, 10/7/09	4,000	4,000

0.18%, 10/8/09	3,000	3,000

0.41%, 10/14/09	30,000	29,999

0.18%, 10/19/09	9,000	9,000

0.67%, 10/31/09	4,200	4,202

0.39%, 11/24/09	18,099	18,105

0.31%, 12/3/09	10,000	9,997

0.38%, 12/9/09	6,699	6,720

0.26%, 12/24/09	27,500	27,521

FHLMC Notes,

4.75%, 11/3/09	5,458	5,480

2.68%, 11/16/09	13,000	13,037

4.13%, 11/18/09	8,097	8,135

4.13%, 11/30/09	17,315	17,418

4.00%, 12/15/09	5,575	5,619

2.88%, 4/30/10	3,150	3,198

2.38%, 5/28/10	1,000	1,014
		249,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 72.5% (1) continued

Federal National Mortgage Association – 22.5%

FNMA Bond,

4.63%, 12/15/09	$11,935	$12,042

FNMA Discount Notes,

0.73%, 11/6/09	8,000	7,994

0.42%, 11/16/09	2,000	1,999

0.13%, 12/1/09	1,056	1,056

0.17%, 12/1/09	4,819	4,818

1.00%, 12/10/09	20,700	20,660

0.55%, 12/14/09	8,000	7,991

0.45%, 12/21/09	15,000	14,985

0.24%, 3/10/10	4,449	4,444

0.22%, 3/17/10	3,350	3,346

FNMA FRN,

0.45%, 10/21/09	8,000	8,011

0.60%, 10/27/09	5,000	5,002

0.42%, 10/28/09	12,000	11,998

0.42%, 11/5/09	17,613	17,624

0.39%, 11/8/09	5,000	5,007

FNMA Mortgage Backed Discount Notes,

0.21%, 10/1/09	20,000	20,000

0.25%, 10/1/09	35,566	35,566

0.25%, 11/2/09	102,613	102,590

0.24%, 12/1/09	30,500	30,488

0.24%, 4/1/10	5,000	4,994

FNMA Notes,

3.88%, 12/10/09	26,543	26,723

7.25%, 1/15/10	4,835	4,930

3.25%, 2/10/10	1,400	1,414

3.88%, 2/15/10	2,766	2,801

5.00%, 2/23/10	1,500	1,527

2.50%, 4/9/10	2,450	2,479

2.38%, 5/20/10	2,999	3,038

3.75%, 5/27/10	1,000	1,023

3.00%, 7/12/10	1,000	1,021
		365,571
Total U.S. Government Agencies
(Cost $1,179,026)		1,179,026

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 7.4%

U.S. Treasury Bills – 1.2%

0.08%, 10/1/09	$5,000	$5,000

0.30%, 11/12/09	5,000	4,998

0.50%, 4/8/10	10,000	9,974
		19,972

U.S. Treasury Notes – 6.2%

3.38%, 10/15/09	5,000	5,006

3.63%, 10/31/09	30,000	30,080

3.50%, 11/15/09	10,000	10,040

4.63%, 11/15/09	5,000	5,027

3.50%, 12/15/09	10,000	10,066

6.50%, 2/15/10	5,000	5,113

2.13%, 4/30/10	10,000	10,111

3.63%, 6/15/10	25,000	25,514
		100,957
Total U.S. Government Obligations
(Cost $120,929)		120,929

Investments, at Amortized Cost
($1,299,955)		1,299,955

REPURCHASE AGREEMENTS – 20.2%
(Collateralized at a minimum of 102%) Joint Repurchase Agreements – 3.5% (2)

Morgan Stanley & Co., Inc., dated 9/30/09, repurchase price $16,213

0.03%, 10/1/09	16,213	16,213

Societe Generale - New York Branch, dated 9/30/09, repurchase price $16,214

0.03%, 10/1/09	16,214	16,214

UBS Securities LLC, dated 9/30/09, repurchase price $24,320

0.04%, 10/1/09	24,320	24,320
		56,747
(Collateralized at a minimum of 102%) Repurchase Agreements – 16.7% (3)

BNP Paribas Securities Corp., dated 9/30/09, repurchase price $100,000

0.06%, 10/1/09	100,000	100,000

Citigroup Global Markets, Inc., dated 9/30/09, repurchase price $11,786

0.06%, 10/1/09	11,786	11,786

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 20.2% continued
(Collateralized at a minimum of 102%) Repurchase Agreements – 16.7% (3) continued

Goldman Sachs & Co., dated 9/30/09, repurchase price $160,000

0.01%, 10/1/09	$160,000	$160,000
		271,786
Total Repurchase Agreements
(Cost $328,533)		328,533

Total Investments – 100.1%
(Cost $1,628,488) (4)		1,628,488
Liabilities less Other Assets – (0.1)%		(1,287)
NET ASSETS – 100.0%		$1,627,201

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$24,625	3.63% - 6.25%	8/15/23 - 4/15/28
U.S. Treasury Notes	$33,068	1.13% - 2.75%	12/15/11 - 1/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$20,031	3.54% - 7.65%	6/1/11 - 12/1/38
FNMA	$95,109	3.00% - 8.00%	4/1/12 - 10/1/48
GNMA	$164,800	4.00% - 11.00%	11/15/16 - 9/15/39

(4)	The cost for federal income tax purposes was $1,628,488.

Percentages shown are based on Net Assets.

At September 30, 2009, the maturity analysis for the U.S. Government Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	26.0%
2 - 15 Days	10.4
16 - 30 Days	9.3
31 - 60 Days	19.8
61 - 97 Days	20.5
98 - 180 Days	6.2
181 - 270 Days	6.8
270 + Days	1.0

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$ —	$1,628,488(1)	$ —	$1,628,488

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 88.9% (1)

Federal Farm Credit Bank – 19.9%

FFCB Bond,

5.00%, 10/23/09	$3,000	$3,009

3.05%, 1/21/10	2,000	2,018

4.88%, 3/22/10	10,000	10,220

3.30%, 7/21/10	2,000	2,047

FFCB Discount Notes,

0.07%, 10/23/09	25,000	24,999

0.21%, 11/4/09	10,000	9,998

0.09%, 11/20/09	20,000	19,998

0.25%, 12/3/09	15,000	14,993

0.22%, 12/8/09	25,000	24,990

0.23%, 12/10/09	5,000	4,998

0.22%, 12/14/09	25,000	24,989

0.23%, 12/31/09	20,000	19,988

0.30%, 1/4/10	10,000	9,992

0.81%, 1/5/10	3,667	3,659

0.25%, 1/13/10	25,000	24,982

0.24%, 1/14/10	20,000	19,986

0.24%, 1/19/10	25,000	24,982

0.21%, 1/26/10	20,000	19,986

0.73%, 2/9/10	10,000	9,973

0.50%, 3/30/10	30,000	29,925

0.45%, 4/1/10	10,000	9,977

FFCB FRN,

0.21%, 10/1/09	20,000	19,994

0.46%, 10/1/09	5,000	5,004

0.61%, 10/1/09	10,000	10,000

0.66%, 10/1/09	25,000	25,000

0.26%, 10/2/09	22,000	22,004

0.23%, 10/3/09	13,000	12,999

0.46%, 10/3/09	15,000	14,986

0.23%, 10/4/09	15,000	15,001

0.50%, 10/4/09	13,800	13,805

0.25%, 10/6/09	15,000	15,006

0.16%, 10/8/09	3,000	3,000

0.44%, 10/10/09	25,000	25,000

0.26%, 10/15/09	10,000	10,000

0.54%, 10/15/09	50,000	50,000

0.07%, 10/16/09	10,000	10,000

0.27%, 10/20/09	20,000	19,998

0.49%, 10/20/09	50,000	50,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 88.9% (1) continued

Federal Farm Credit Bank – 19.9% continued

FFCB FRN, continued

0.24%, 10/22/09	$30,000	$30,000

0.14%, 10/24/09	30,000	29,997

0.74%, 10/24/09	4,000	4,028

0.24%, 10/25/09	20,000	20,000

0.25%, 10/27/09	15,000	14,998

0.59%, 10/27/09	4,500	4,522

0.16%, 10/28/09	14,625	14,626

0.17%, 10/28/09	5,000	5,000

0.19%, 10/28/09	10,000	9,999

0.29%, 10/28/09	10,000	10,016
		780,692

Federal Home Loan Bank - 68.6%

FHLB Bonds,

2.25%, 10/2/09	13,205	13,206

3.26%, 10/2/09	4,000	4,000

5.00%, 10/2/09	27,000	27,003

4.50%, 10/9/09	28,205	28,230

4.00%, 10/29/09	10,000	10,025

3.50%, 11/3/09	32,500	32,588

0.33%, 11/20/09	10,000	10,000

4.25%, 11/20/09	58,145	58,443

0.41%, 11/23/09	9,850	9,850

0.45%, 11/24/09	20,000	20,000

1.15%, 12/11/09	19,430	19,435

5.00%, 12/11/09	84,550	85,272

3.00%, 12/15/09	13,300	13,364

3.38%, 12/18/09	8,000	8,050

0.85%, 12/29/09	30,000	29,996

3.50%, 1/6/10	12,090	12,174

3.75%, 1/8/10	25,000	25,232

3.88%, 1/15/10	24,265	24,513

1.00%, 2/5/10	5,000	5,011

1.05%, 2/17/10	11,445	11,467

2.75%, 3/12/10	25,000	25,266

5.00%, 3/12/10	10,000	10,201

4.38%, 3/17/10	11,200	11,413

0.65%, 6/15/10	70,000	69,971

0.56%, 6/18/10	68,990	69,087

0.57%, 7/6/10	25,000	25,038

0.60%, 7/12/10	10,000	9,992

See Notes to the Financial Statements.

MONEY MARKET FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 88.9% (1) continued

Federal Home Loan Bank – 68.6% continued

FHLB Bonds, continued

3.50%, 7/16/10	$10,000	$10,249

0.56%, 8/20/10	25,000	24,990

FHLB Discount Notes,

0.06%, 10/2/09	8,840	8,840

0.09%, 10/2/09	4,500	4,500

0.12%, 10/2/09	48,855	48,855

0.13%, 10/2/09	57,500	57,500

0.15%, 10/2/09	2,000	2,000

0.13%, 10/5/09	2,328	2,328

0.07%, 10/7/09	1,504	1,504

0.08%, 10/7/09	1,360	1,360

0.09%, 10/7/09	4,000	4,000

0.10%, 10/7/09	27,766	27,765

0.11%, 10/7/09	4,000	4,000

0.02%, 10/8/09	2,800	2,800

0.05%, 10/9/10	3,100	3,100

0.10%, 10/9/09	35,596	35,595

0.12%, 10/9/09	4,350	4,350

0.15%, 10/9/09	1,200	1,200

0.21%, 10/9/09	20,000	19,999

0.08%, 10/13/09	9,700	9,700

0.15%, 10/13/09	40,000	39,998

0.10%, 10/14/09	6,100	6,100

0.13%, 10/14/09	4,115	4,115

0.15%, 10/14/09	2,000	2,000

0.18%, 10/14/09	10,006	10,005

0.20%, 10/14/09	5,300	5,300

0.23%, 10/14/09	36,000	35,997

0.24%, 10/14/09	22,000	21,998

0.06%, 10/15/09	50,000	49,999

0.05%, 10/16/09	18,947	18,947

0.12%, 10/16/09	7,177	7,177

0.13%, 10/16/09	1,300	1,300

0.19%, 10/16/09	20,000	19,998

0.20%, 10/16/09	9,875	9,874

0.03%, 10/19/09	100,000	99,999

0.15%, 10/21/09	5,000	4,999

0.20%, 10/21/09	7,230	7,230

0.08%, 10/23/09	10,056	10,055

0.20%, 10/23/09	20,000	19,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 88.9% (1) continued

Federal Home Loan Bank – 68.6% continued

FHLB Discount Notes, continued

0.08%, 10/26/09	$1,190	$1,190

0.20%, 10/28/09	28,700	28,695

0.15%, 10/30/09	9,394	9,393

0.04%, 11/2/09	10,000	10,000

0.18%, 11/2/09	9,000	8,998

0.15%, 11/3/09	1,100	1,100

0.12%, 11/4/09	12,800	12,798

0.15%, 11/4/09	8,250	8,249

0.04%, 11/5/09	30,328	30,327

0.15%, 11/6/09	3,650	3,649

0.20%, 11/6/09	4,710	4,709

0.21%, 11/6/09	25,000	24,995

0.11%, 11/13/09	6,732	6,731

0.12%, 11/13/09	3,000	2,999

0.15%, 11/13/09	1,500	1,500

0.14%, 11/18/09	15,856	15,853

0.15%, 11/18/09	2,500	2,500

0.75%, 11/18/09	25,000	24,975

0.54%, 11/19/09	10,000	9,993

0.07%, 11/20/09	4,250	4,250

0.10%, 11/20/09	4,890	4,889

0.11%, 11/20/09	3,000	3,000

0.12%, 11/20/09	5,300	5,299

0.14%, 11/20/09	9,100	9,098

0.09%, 11/23/09	50,478	50,472

0.11%, 11/23/09	5,000	4,999

0.55%, 11/23/09	11,000	10,991

0.11%, 11/25/09	3,418	3,417

0.15%, 11/25/09	6,230	6,229

0.17%, 11/25/09	9,076	9,074

0.10%, 11/27/09	8,000	7,999

0.12%, 11/30/09	2,900	2,899

0.15%, 11/30/09	1,200	1,200

0.73%, 12/1/09	1,800	1,798

0.78%, 12/1/09	5,000	4,993

0.15%, 12/2/09	5,425	5,424

0.30%, 12/2/09	10,170	10,164

0.10%, 12/4/09	10,500	10,498

0.13%, 12/4/09	24,605	24,599

0.80%, 12/4/09	5,000	4,993

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 88.9% (1) continued

Federal Home Loan Bank – 68.6% continued

FHLB Discount Notes, continued

0.80%, 12/8/09	$15,000	$14,977

0.29%, 12/9/09	55,591	55,560

0.80%, 12/9/09	5,000	4,993

0.79%, 12/10/09	21,750	21,717

0.11%, 12/11/09	1,500	1,500

0.13%, 12/11/09	12,000	11,997

0.93%, 12/11/09	50,000	49,908

0.93%, 12/14/09	19,832	19,794

0.14%, 12/15/09	1,762	1,761

0.30%, 12/15/09	10,000	9,994

0.85%, 12/16/09	3,165	3,159

0.13%, 12/18/09	26,000	25,993

0.15%, 12/18/09	7,850	7,847

0.14%, 12/23/09	22,650	22,642

0.75%, 12/23/09	10,000	9,983

0.12%, 12/28/09	19,140	19,134

0.55%, 12/29/09	10,000	9,986

0.13%, 1/5/10	3,815	3,814

0.82%, 1/11/10	16,313	16,275

0.27%, 1/13/10	5,400	5,396

0.34%, 1/15/10	9,000	8,991

0.85%, 1/15/10	15,000	14,962

0.80%, 1/19/10	5,000	4,988

0.22%, 1/20/10	4,304	4,301

0.96%, 2/1/10	10,000	9,967

0.90%, 2/8/10	5,000	4,984

1.00%, 2/10/10	5,000	4,982

1.00%, 2/26/10	8,124	8,091

1.00%, 3/4/10	5,000	4,979

0.25%, 3/10/10	10,450	10,438

0.24%, 3/24/10	12,549	12,534

0.21%, 3/30/10	20,050	20,029

0.51%, 5/27/10	22,030	21,956

0.34%, 6/11/10	18,381	18,337

0.47%, 7/9/10	7,250	7,223

FHLB FRN,

0.21%, 10/1/09	25,000	24,992

0.27%, 10/1/09	15,000	15,000

0.28%, 10/1/09	10,000	10,000

0.29%, 10/1/09	1,000	1,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 88.9% (1) continued

Federal Home Loan Bank – 68.6% continued

FHLB FRN, continued

0.31%, 10/1/09	$20,000	$20,000

0.38%, 10/1/09	25,000	25,000

0.61%, 10/1/09	35,000	34,998

0.64%, 10/1/09	22,000	22,041

0.79%, 10/1/09	26,600	26,672

0.58%, 10/2/09	12,000	12,000

0.34%, 10/6/09	25,600	25,598

0.28%, 10/9/09	25,000	25,000

0.39%, 10/9/09	40,000	39,996

0.20%, 10/13/09	18,000	18,000

0.44%, 10/13/09	13,200	13,202

0.41%, 10/14/09	15,000	14,998

0.20%, 10/19/09	15,000	14,992

0.16%, 10/23/09	30,000	29,992

0.32%, 10/23/09	5,400	5,401

0.45%, 10/28/09	10,000	10,000

0.17%, 10/31/09	20,000	19,996

0.39%, 11/10/09	1,600	1,600

0.55%, 11/18/09	30,000	30,015

0.40%, 11/19/09	28,500	28,534

0.28%, 11/28/09	20,000	19,997

0.12%, 12/15/09	7,000	7,002

0.08%, 12/17/09	10,000	10,003

0.17%, 12/26/09	6,000	6,005
		2,698,716

Tennessee Valley Authority – 0.4%

Tennessee Valley Authority Discount Notes,

0.03%, 10/15/09	14,000	14,000
		14,000
Total U.S. Government Agencies
(Cost $3,493,408)		3,493,408

U.S. GOVERNMENT OBLIGATIONS – 10.9%

U.S. Treasury Bills – 3.6%

0.09%, 10/1/09	40,000	40,000

0.11%, 10/29/09	25,000	24,998

0.30%, 11/12/09	50,000	49,982

0.14%, 12/17/09	25,000	24,993
		139,973

See Notes to the Financial Statements.

MONEY MARKET FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 10.9% continued

U.S. Treasury Notes - 7.3%

3.38%, 10/15/09	$10,000	$10,012

3.63%, 10/31/09	85,000	85,228

3.50%, 11/15/09	25,000	25,100

3.50%, 12/15/09	40,000	40,266

6.50%, 2/15/10	10,000	10,225

2.13%, 4/30/10	40,000	40,444

3.63%, 6/15/10	75,000	76,542
		287,817
Total U.S. Government Obligations
(Cost $427,790)		427,790

Investments, at Amortized Cost
($3,921,198)		3,921,198

Total Investments – 99.8%
(Cost $3,921,198) (2)		3,921,198
Other Assets less Liabilities – 0.2%		9,383
NET ASSETS – 100.0%		$3,930,581

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)	The cost for federal income tax purposes was $3,921,198.

Percentages shown are based on Net Assets.

At September 30, 2009, the maturity analysis for the U.S. Government Select Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	7.1%
2 - 15 Days	21.5
16 - 30 Days	15.0
31 - 60 Days	18.1
61- 97 Days	18.1
98 - 180 Days	9.1
181 - 270 Days	9.1
271 + Days	2.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$ —	$3,921,198(1)	$ —	$3,921,198

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MONEY MARKET FUNDS

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2009 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABAG	Association of Bay Area Governments	IDR	Industrial Development Revenue
AMT	Alternative Minimum Tax	LOC	Letter of Credit
COPS	Certificates of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	PSF	Permanent School Fund
EDA	Economic Development Authority	ROCS	Reset Option Certificates
FDIC	Federal Deposit Insurance Corporation	SFM	Single Family Mortgage
FFCB	Federal Farm Credit Bank	SGB	Societe Generale Bank
FHLB	Federal Home Loan Bank	Soc Gen	Societe Generale
FHLMC	Freddie Mac	STARS	Short Term Adjustable Rate Securities
FNMA	Fannie Mae	TANS	Tax Anticipation Notes
FRN	Floating Rate Notes	TRANS	Tax and Revenue Anticipation Notes
FSA	Financial Security Assurance	TSB	Trustee Savings Bank
GNMA	Government National Mortgage Association	VRDB	Variable Rate Demand Bonds
G.O.	General Obligation	VRDN	Variable Rate Demand Note
Gtd.	Guaranteed
IDA	Industrial Development Authority
IDB	Industrial Development Board

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2009 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 44 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively, the “Funds”) are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s money market funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the California Municipal Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

Each Fund may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2009, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain money market funds receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The California Municipal Money Market and Municipal Money Market Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the net asset values (“NAV”) of the Funds.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At March 31, 2009, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follow:

Amounts in thousands	MARCH 31, 2017
Municipal Money Market	$47
U.S. Government Money Market	3

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2009, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	UNREALIZED LOSS
California Municipal Money Market	$106	$263	$ —
Money Market	—	3,474	(10,269)
Municipal Money Market	2,232	334	—
U.S. Government Money Market	—	27	—
U.S. Government Select Money Market	—	78	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$20,776	$188
Money Market	—	145,326
Municipal Money Market	112,464	1,388
U.S. Government Money Market	—	23,651
U.S. Government Select Money Market	—	29,948

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$37,072	$251
Money Market	—	503,836
Municipal Money Market	170,539	429
U.S. Government Money Market	—	39,778
U.S. Government Select Money Market	—	50,032

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.

At March 31, 2009, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET DEPRECIATION	COST BASIS OF SECURITIES
Money Market	$ —	$(10,269)	$(10,269)	$9,887,591

As of March 31, 2009, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2006 through March 31, 2008 remain subject to examination by the Internal Revenue Service.

MONEY MARKET FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR rate then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR rate then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in other expenses. The agreement will expire on December 10, 2009, unless renewed.

At September 30, 2009, the Funds did not have any outstanding loans. The Funds did not incur any interest expense for the six months ended September 30, 2009.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive a fee, computed daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2009, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

	ANNUAL ADVISORY FEES	EXPENSE LIMITATIONS
California Municipal Money Market	0.40%	0.55%
Money Market	0.40%	0.55%
Municipal Money Market	0.40%	0.55%
U.S. Government Money Market	0.40%	0.55%
U.S. Government Select Money Market	0.40%	0.55%

The reimbursements described above are voluntary and may be modified or terminated at any time.

Each Fund bore the expense of participation in the U.S. Department of the Treasury’s Temporary Guaranty Program without regard to the expense limitations.

In addition, in order to avoid a negative yield, the investment adviser may reimburse expenses or waive advisory fees of a Fund. Any such expense reimbursement or waiver would be voluntary and could be implemented or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2009, the investment adviser waived fees to avoid a negative yield for the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds. The amounts waived are included in the Statements of Operations.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall

NORTHERN FUNDS SEMIANNUAL REPORT	59	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$1,854,262	$34	$(2,397,080)	$(542,784)
Money Market	11,724,254	2,784	(13,126,224)	(1,399,186)
Municipal Money Market	11,606,948	1,716	(13,942,942)	(2,334,278)
U.S. Government Money Market	5,876,586	28	(6,596,869)	(720,255)
U.S. Government Select Money Market	5,064,530	70	(6,144,969)	(1,080,369)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2009, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$6,313,364	$5,040	$(6,301,571)	$16,833
Money Market	36,370,063	61,177	(38,007,141)	(1,575,901)
Municipal Money Market	30,358,294	20,261	(27,533,148)	2,845,407
U.S. Government Money Market	13,964,921	8,194	(13,459,216)	513,899
U.S. Government Select Money Market	17,179,909	9,275	(14,552,756)	2,636,428

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

6. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Northern Money Market Fund (the “Fund”).

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Fund and investors in the Fund. The Corporation did not receive any consideration from the Fund. Under the CSA, the Corporation committed to provide capital to the Fund in the event that the Fund realized a loss on the Whistlejacket Capital LLC Security (the “Security”), in an amount sufficient for the Fund to maintain its NAV per share at no less than the minimum permissible NAV, which is $0.9990. The Fund was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualify as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees had the right, at its option, to cause the Fund to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Fund, was insufficient to maintain the minimum permissible NAV of $0.9990.

On June 25, 2009, the Fund sold the remaining position in the Security held in the Fund, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Fund representing the amount (approximately $2,237,000 and is reported as Net realized gains (losses) on: Capital Support Agreement on the Statement of Operations) necessary to prevent the loss from causing the market-based NAV of the Fund to fall below $0.9990, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

Additional information regarding the CSA can be found in the Fund’s Statement of Operations and Schedule of Investments.

MONEY MARKET FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

7. U.S. DEPARTMENT OF THE TREASURY’S TEMPORARY GUARANTY PROGRAM

On October 3, 2008, the Board of Trustees of the Northern Funds approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (“Program”). The Program protects the NAV of certain shares of a shareholder of record in the Funds at the close of business on September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of the Fund, if the Fund’s market-based NAV per share were to fall below $0.995 and was not promptly restored to $1.00. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Shares acquired by a covered shareholder after the close of business on September 19, 2008 will not be guaranteed. If a customer closes his or her account with the Funds or a broker-dealer or other intermediary, any future investment in the Funds will not be guaranteed. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund. The fee for participation in the Program was 0.01 percent of the NAV of the Fund.

On December 3, 2008, the Board of Trustees of the Northern Funds approved the participation by each of the Funds in the extension (the “Extension”) of the Program. The fee for participation in the Extension was 0.015 percent of the NAV of the Fund as of September 19, 2008.

On April 8, 2009, the Board of Trustees of Northern Funds approved the participation by each of the Funds in the subsequent extension (the “Subsequent Extension”) of the Program. The Program was previously due to expire on April 30, 2009. The fee for participation in the Subsequent Extension was 0.015 percent of the NAV of each of the Funds as of September 19, 2008.

Each Fund bore the expense of its participation in the Program without regard to any expense limitations then in place and, therefore, all shareholders bore such expense irrespective of the extent of their coverage. The fees for participation in the Program are included in “Participation Fees” in the Statements of Operations.

The Program expired on September 18, 2009.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through November 23, 2009, the date the financial statements were available to be issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FUND EXPENSES SEPTEMBER 30, 2009 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009 through September 30, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/09 - 9/30/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.45%	$1,000.00	$1,000.10	$2.26
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28	**

MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.56%	$1,000.00	$1,000.50	$2.81
Hypothetical	0.56%	$1,000.00	$1,022.26	$2.84	**

MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.56%	$1,000.00	$1,000.80	$2.81
Hypothetical	0.56%	$1,000.00	$1,022.26	$2.84	**

U.S. GOVERNMENT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.38%	$1,000.00	$1,000.10	$1.91
Hypothetical	0.38%	$1,000.00	$1,023.16	$1.93	**

U.S. GOVERNMENT SELECT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2009	ENDING ACCOUNT VALUE 9/30/2009	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.35%	$1,000.00	$1,000.10	$1.75
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

MONEY MARKET FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

TRUSTEES AND OFFICERS	SEPTEMBER 30, 2009 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“Northern”).

At a meeting of the Board of Trustees held on May 8, 2009 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of Northern, its services and the Funds, resulting from their meetings and interactions with management throughout the year. The Trustees also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meetings without employees of Northern present.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the nature, extent and quality of the services provided by Northern. In this regard, the Trustees considered Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel. They also considered Northern’s financial resources and its ability to attract and retain portfolio management talent. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer during the year to strengthen the Funds’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s Chief Compliance Officer at Board meetings throughout the year. The Trustees also considered the steps taken by Northern to strengthen its pricing and fixed income research functions in 2009. In addition, the Trustees noted the changes and additions to personnel made by Northern during the year in order to improve Fund performance, including the hiring of a new Chief Investment Officer. An important consideration for the Trustees was the level of capital support provided to certain of the Funds during 2008-09 and the quality of Northern’s reports to the Board during the recent economic crisis. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

FEES, EXPENSES AND PERFORMANCE

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s voluntary fee waivers and expense caps with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. Information was also presented to the Board with respect to Northern’s expenses and profitability with respect to the Funds. The Trustees observed that Northern’s cost allocation methodology had remained consistent and that it had been reviewed previously by the Funds’ auditors for reasonability. This information was considered and discussed with Northern in light of the profitability figures reported by certain other publicly-traded investment firms, although the Trustees noted that there were differences among the firms. Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons showed that the Funds’ overall expense ratios were below the objective median and that the advisory fees for each Fund were in either the third or fourth quartile versus its peers. Information was also provided on the fee rates charged by Northern to similarly managed private accounts. The Trustees discussed with Northern the similarities and differences among these accounts and the Funds. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings and ratings issued by third parties. Information on the Funds’ investment performance was provided for one, three, five and ten years, as applicable. The Trustees considered the Funds’

NORTHERN FUNDS SEMIANNUAL REPORT	63	MONEY MARKET FUNDS

MONEY MARKET FUNDS

TRUSTEES AND OFFICERS continued

investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds. Based on the information received, the Trustees believed that the Funds had provided competitive yields in light of their respective investments objectives and policies, the extreme market volatility over the past year and credit problems caused by sub-prime loan defaults, as well as the government insurance costs imposed on the Funds.

ECONOMIES OF SCALE

The Trustees also reviewed information as to whether Northern was likely to pass benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s voluntary expense caps for the Funds.

OTHER BENEFITS

The Trustees considered other benefits derived by Northern and its affiliates as a result of their relationship with the Funds. The Trustees considered the non-advisory services provided to the Funds by Northern and its affiliates, which included services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with Northern and its affiliates.

*  *  *  *  *

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by Northern, its actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be reapproved.

MONEY MARKET FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	65	MONEY MARKET FUNDS

MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

MONEY MARKET FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	67	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	BOND INDEX FUND

52	FIXED INCOME FUND

59	GLOBAL FIXED INCOME FUND

63	HIGH YIELD FIXED INCOME FUND

70	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

73	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

79	ULTRA-SHORT FIXED INCOME FUND

84	U.S. GOVERNMENT FUND

86	ABBREVIATIONS AND OTHER INFORMATION

87	NOTES TO THE FINANCIAL STATEMENTS

94	FUND EXPENSES

96	TRUSTEES AND OFFICERS

96	APPROVAL OF ADVISORY AGREEMENTS

100	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	BOND INDEX FUND	FIXED INCOME FUND	GLOBAL FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND
ASSETS:
Investments, at cost	$1,773,443	$1,189,331	$74,551	$2,004,006
Investments, at value	$1,830,411	$1,221,247	$80,457	$2,122,511
Cash	855	–	1	–
Foreign currencies, at value (cost $168, respectively)	–	–	167	–
Interest income receivable	11,374	7,298	683	47,848
Receivable for securities sold	21,157	178,090	–	79,173
Receivable for variation margin on futures contracts	–	8	–	–
Receivable for fund shares sold	2,227	1,186	100	4,865
Receivable from investment adviser	48	16	3	36
Unrealized gain on forward foreign currency exchange contracts	–	–	679	–
Prepaid and other assets	14	23	7	38
Total Assets	1,866,086	1,407,868	82,097	2,254,471
LIABILITIES:
Cash overdraft	–	2,472	–	1
Unrealized loss on forward foreign currency exchange contracts	–	–	632	–
Payable for securities purchased	105,645	149,955	–	90,832
Payable for when-issued securities	167,845	169,685	–	31,705
Payable for fund shares redeemed	909	548	54	1,149
Distributions to shareholders	864	559	–	3,139
Payable to affiliates:
Investment advisory fees	39	125	11	242
Administration fees	39	27	2	53
Custody and accounting fees	5	4	3	8
Shareholder servicing fees	–	–	1	–
Transfer agent fees	26	18	1	35
Trustee fees	4	9	3	11
Accrued other liabilities	38	34	15	44
Total Liabilities	275,414	323,436	722	127,219
Net Assets	$1,590,672	$1,084,432	$81,375	$2,127,252
ANALYSIS OF NET ASSETS:
Capital stock	$1,533,751	$1,070,983	$75,829	$2,395,212
Accumulated undistributed net investment income (loss)	(135)	(971)	(1,606)	(3,847)
Accumulated undistributed net realized gain (loss)	88	(18,155)	1,176	(382,612)
Net unrealized appreciation	56,968	32,575	5,976	118,499
Net Assets	$1,590,672	$1,084,432	$81,375	$2,127,252
Shares Outstanding ($.0001 par value, unlimited authorization):	152,574	106,673	6,749	312,987
Net Asset Value, Redemption and Offering Price Per Share:	$10.43	$10.17	$12.06	$6.80

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $20,062 and $9,961, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $20,062 and $9,961, respectively.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

SHORT - INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND

$836,582	$116,388	(1)	$68,616	(1)	$152,139
$840,528	$116,671	(2)	$68,811	(2)	$153,447
–	–		–		–
–	–		–		–
1,222	320		174		300
266,669	–		–		44,664
–	–		–		–
816	–		1,700		3
11	2		3		4
–	–		–		–
6	16		16		22
1,109,252	117,009		70,704		198,440

–	–		–		–
–	–		–		–
83,284	1,067		–		24,941
297,981	5,365		–		51,531
410	30		–		106
96	24		11		22

83	3		2		14
18	2		2		3
3	11		11		1
3	–		–		2
12	2		1		2
3	–		–		3
15	12		11		16
381,908	6,516		38		76,641
$727,344	$110,493		$70,666		$121,799

$703,698	$110,181		$70,470		$115,330
(248)	–		1		360
19,948	29		–		4,801
3,946	283		195		1,308
$727,344	$110,493		$70,666		$121,799
68,471	10,971		7,019		11,493
$10.62	$10.07		$10.07		$10.60

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	BOND INDEX FUND	FIXED INCOME FUND	GLOBAL FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND
INVESTMENT INCOME:
Interest income	$27,639	$22,640	$1,065	$103,127
Dividend income	–	–	–	–
Total Investment Income	27,639	22,640	1,065	103,127
EXPENSES:
Investment advisory fees	1,075	3,479	323	6,800
Administration fees	1,075	745	57	1,477
Custody fees	84	64	52	115
Accounting fees	81	59	14	108
Transfer agent fees	716	497	38	985
Registration fees	9	10	8	13
Printing fees	28	18	9	27
Audit fees	14	9	5	14
Legal fees	15	10	5	15
Shareholder servicing fees	–	8	12	171
Trustee fees and expenses	11	7	4	11
Other	15	13	6	18
Total Expenses	3,123	4,919	533	9,754
Less expenses reimbursed by investment adviser	(1,331)	(445)	(95)	(982)
Less custodian credits	(1)	(1)	–	(2)
Net Expenses	1,791	4,473	438	8,770
Net Investment Income	25,848	18,167	627	94,357
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	85	12,319	969	40,495
Futures contracts	–	(10)	–	–
Foreign currency transactions	–	–	(372)	268
Net change in unrealized appreciation (depreciation) on:
Investments	41,551	29,957	4,029	234,461
Futures contracts	–	(1,451)	–	–
Forward foreign currency exchange contracts	–	–	9	–
Translation of other assets and liabilities denominated in foreign currencies	–	–	41	(6)
Net Gains (Losses) on Investments and Foreign Currency	41,636	40,815	4,676	275,218
Net Increase in Net Assets Resulting from Operations	$67,484	$58,982	$5,303	$369,575

(1)	Commenced investment operations on June 19, 2009.
(2)	Amount represents dividend income from Diversified Assets Portfolio of the Northern Institutional Funds.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS OR PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)

SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND(1)	ULTRA-SHORT FIXED INCOME FUND(1)	U.S. GOVERNMENT FUND

$5,870	$147	$121	$1,637
–	27 (2)	8 (2)	–
5,870	174	129	1,637

2,182	20	13	464
468	20	13	99
42	16	16	18
41	7	7	17
312	13	9	66
9	8	9	9
9	6	6	9
5	3	3	5
5	3	3	5
11	–	–	7
3	2	2	4
6	4	4	6
3,093	102	85	709
(285)	(64)	(59)	(112)
(2)	(5)	(4)	–
2,806	33	22	597
3,064	141	107	1,040

1,921	29	–	(476)
576	–	–	101
–	–	–	–

(575)	283	195	(420)
(428)	–	–	(168)
–	–	–	–
–	–	–	–
1,494	312	195	(963)
$4,558	$453	$302	$77

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND INDEX FUND		FIXED INCOME FUND
Amounts in thousands	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009
OPERATIONS:
Net investment income	$25,848	$39,577	$18,167	$36,701
Net realized gains (losses)	85	97	12,309	(15,529)
Net change in unrealized appreciation (depreciation)	41,551	(396)	28,506	2,055
Net Increase (Decrease) in Net Assets Resulting from Operations	67,484	39,278	58,982	23,227
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	255,912	580,392	80,510	(124,457)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	255,912	580,392	80,510	(124,457)
DISTRIBUTIONS PAID:
From net investment income	(25,978)	(39,490)	(18,496)	(36,813)
From net realized gains	–	–	–	–
Total Distributions Paid	(25,978)	(39,490)	(18,496)	(36,813)
Total Increase (Decrease) in Net Assets	297,418	580,180	120,996	(138,043)
NET ASSETS:
Beginning of period	1,293,254	713,074	963,436	1,101,479
End of period	$1,590,672	$1,293,254	$1,084,432	$963,436
Accumulated Undistributed Net Investment Income (Loss)	$(135)	$(5)	$(971)	$(642)

(1)	Commenced investment operations on June 19, 2009.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS OR PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2009

GLOBAL FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND
SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009(1)	SEPT. 30, 2009(1)	SEPT. 30, 2009	MARCH 31, 2009

$627	$1,475	$94,357	$124,741	$3,064	$7,726	$141	$107	$1,040	$2,639
597	911	40,763	(343,195)	2,497	18,229	29	–	(375)	5,686
4,079	(4,631)	234,455	18,703	(1,003)	1,885	283	195	(588)	(42)
5,303	(2,245)	369,575	(199,751)	4,558	27,840	453	302	77	8,283

(4,189)	17,296	435,387	21,590	168,572	132,532	110,181	70,470	(21,515)	11,956
(4,189)	17,296	435,387	21,590	168,572	132,532	110,181	70,470	(21,515)	11,956

–	(4,700)	(97,164)	(125,242)	(3,312)	(7,808)	(141)	(106)	(1,101)	(2,673)
–	–	–	–	–	(4,926)	–	–	–	(443)
–	(4,700)	(97,164)	(125,242)	(3,312)	(12,734)	(141)	(106)	(1,101)	(3,116)
1,114	10,351	707,798	(303,403)	169,818	147,638	110,493	70,666	(22,539)	17,123

80,261	69,910	1,419,454	1,722,857	557,526	409,888	–	–	144,338	127,215
$81,375	$80,261	$2,127,252	$1,419,454	$727,344	$557,526	$110,493	$70,666	$121,799	$144,338
$(1,606)	$(2,233)	$(3,847)	$(1,040)	$(248)	$–	$–	$1	$360	$421

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$10.14	$10.24	$9.94	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.42	0.47	0.04
Net realized and unrealized gains (losses)	0.29	(0.10)	0.30	(0.06)
Total from Investment Operations	0.48	0.32	0.77	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.42)	(0.47)	(0.04)
Total Distributions Paid	(0.19)	(0.42)	(0.47)	(0.04)
Net Asset Value, End of Period	$10.43	$10.14	$10.24	$9.94
Total Return(2)	4.74%	3.24%	7.97%	(0.18)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,590,672	$1,293,254	$713,074	$168,259
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.25%	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.44%	0.44%	0.45%	0.76%
Net investment income, net of reimbursements and credits	3.61%	4.16%	4.68%	4.90%
Net investment income, before reimbursements and credits	3.42%	3.97%	4.48%	4.39%
Portfolio Turnover Rate	59.27%	93.94%	121.04%	36.78%

(1)	Commenced investment operations on February 27, 2007.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006		YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$9.77	$9.84	$9.87	$9.73	$9.94		$10.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.33	0.43	0.45	0.39		0.38
Net realized and unrealized gains (losses)	0.41	(0.07)	(0.02)	0.15	(0.17)		(0.30)
Total from Investment Operations	0.59	0.26	0.41	0.60	0.22		0.08
LESS DISTRIBUTIONS PAID:
From net investment income (1)	(0.19)	(0.33)	(0.44)	(0.46)	(0.41)		(0.40)
From net realized gains	–	–	–	–	(0.02)		(0.07)
Total Distributions Paid	(0.19)	(0.33)	(0.44)	(0.46)	(0.43)		(0.47)
Net Asset Value, End of Period	$10.17	$9.77	$9.84	$9.87	$9.73		$9.94
Total Return (2)	6.06%	2.68%	4.25%	6.26%	2.17%		0.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,084,432	$963,436	$1,101,479	$1,067,525	$789,347		$759,861
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits	0.90%	0.90%	0.90%	0.90%	0.90	%(4)	0.90%
Expenses, before reimbursements and credits	0.99%	0.99%	0.99%	0.99%	0.99%		1.01%
Net investment income, net of reimbursements and credits	3.66%	3.44%	4.38%	4.52%	3.95%		3.71%
Net investment income, before reimbursements and credits	3.57%	3.35%	4.29%	4.43%	3.86%		3.60%
Portfolio Turnover Rate	348.54%	613.60%	774.54%	655.65%	416.25%		198.12%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $40,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006		YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$11.25	$12.22	$10.65	$10.44	$11.33		$11.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.12	0.36	0.29	0.19		0.26
Net realized and unrealized gains (losses)	0.74	(0.49)	1.54	0.39	(0.84)		0.28
Total from Investment Operations	0.81	(0.37)	1.90	0.68	(0.65)		0.54
LESS DISTRIBUTIONS PAID:
From net investment income (1)	–	(0.60)	(0.33)	(0.47)	(0.24)		(0.56)
Total Distributions Paid	–	(0.60)	(0.33)	(0.47)	(0.24)		(0.56)
Net Asset Value, End of Period	$12.06	$11.25	$12.22	$10.65	$10.44		$11.33
Total Return (2)	7.20%	(3.27)%	18.17%	6.49%	(5.74)%		4.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$81,375	$80,261	$69,910	$29,515	$33,223		$42,250
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits	1.15%	1.15%	1.15%	1.15%	1.15	%(4)	1.16	%(5)
Expenses, before reimbursements and credits	1.40%	1.39%	1.56%	1.61%	1.47%		1.47%
Net investment income, net of reimbursements and credits	1.65%	1.90%	2.48%	2.52%	2.29%		2.10%
Net investment income, before reimbursements and credits	1.40%	1.66%	2.07%	2.06%	1.97%		1.79%
Portfolio Turnover Rate	53.46%	96.46%	51.42%	47.00%	51.11%		31.88%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $2,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(5)	Expense ratio, net of waivers and reimbursements, for the year would have been 1.15 percent absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006		YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$5.89	$7.29	$8.24		$8.04	$8.12		$8.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.31	0.55	0.58		0.59	0.56		0.58
Net realized and unrealized gains (losses)	0.91	(1.39)	(0.95)		0.20	(0.07)		(0.15)
Total from Investment Operations	1.22	(0.84)	(0.37)		0.79	0.49		0.43
LESS DISTRIBUTIONS PAID:
From net investment income (1)	(0.31)	(0.56)	(0.58)		(0.59)	(0.57)		(0.58)
Total Distributions Paid	(0.31)	(0.56)	(0.58)		(0.59)	(0.57)		(0.58)
Net Asset Value, End of Period	$6.80	$5.89	$7.29		$8.24	$8.04		$8.12
Total Return (2)	21.19%	(11.88)%	(4.64)%		10.16%	6.23%		5.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,127,252	$1,419,454	$1,722,857		$1,820,377	$1,400,747		$848,070
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits	0.89%	0.90%	0.90	%(4)	0.90%	0.90	%(4)	0.90	%(4)
Expenses, before reimbursements and credits	0.99%	1.01%	1.01%		1.00%	1.03%		1.02%
Net investment income, net of reimbursements and credits	9.58%	8.41%	7.47%		7.26%	6.99%		7.02%
Net investment income, before reimbursements and credits	9.48%	8.30%	7.36%		7.16%	6.86%		6.90%
Portfolio Turnover Rate	92.68%	96.79%	68.47%		69.24%	69.82%		87.57%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $94,000, $73,000 and $72,000, which represents 0.01 percent of average net assets for the fiscal years ended March 31, 2008, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$10.62	$10.37		$9.99	$9.90	$10.06	$10.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.16		0.35	0.41	0.30	0.21
Net realized and unrealized gains (losses)	0.01	0.34		0.38	0.09	(0.15)	(0.35)
Total from Investment Operations	0.06	0.50		0.73	0.50	0.15	(0.14)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)	(0.16)		(0.35)	(0.41)	(0.31)	(0.22)
From net realized gains	–	(0.09)		–	–	–	(0.06)
Total Distributions Paid	(0.06)	(0.25)		(0.35)	(0.41)	(0.31)	(0.28)
Net Asset Value, End of Period	$10.62	$10.62		$10.37	$9.99	$9.90	$10.06
Total Return (1)	0.54%	4.89%		7.49%	5.19%	1.49%	(1.28)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$727,344	$557,526		$409,888	$127,452	$140,587	$158,201
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.90%	0.90	%(3)	0.90%	0.90%	0.90%	0.90%
Expenses, before reimbursements and credits	0.99%	1.00%		1.02%	1.05%	1.03%	1.04%
Net investment income, net of reimbursements and credits	0.99%	1.50%		3.14%	4.14%	3.01%	2.09%
Net investment income, before reimbursements and credits	0.90%	1.40%		3.02%	3.99%	2.88%	1.95%
Portfolio Turnover Rate	831.15%	1,169.80%		1,939.44%	878.94%	370.67%	185.11%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $29,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2009. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED) (1)
Net Asset Value, Beginning of Period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gains	0.07
Total from Investment Operations	0.10
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)
Total Distributions Paid	(0.03)
Net Asset Value, End of Period	$10.07
Total Return (2)	1.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$110,493
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits	0.25	%(4)
Expenses, before reimbursements and credits	0.78%
Net investment income, net of reimbursements and credits	1.09	%(5)
Net investment income, before reimbursements and credits	0.56	%(5)
Portfolio Turnover Rate	17.54%

(1)	Commenced investment operations on June 19, 2009.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $5,000 which represents 0.04 percent of average net assets for the period from June 19, 2009 (commencement of operations) to September 30, 2009. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(5)	As the Fund commenced investment operations on June 19, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED) (1)
Net Asset Value, Beginning of Period	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized gains	0.07
Total from Investment Operations	0.10
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)
Total Distributions Paid	(0.03)
Net Asset Value, End of Period	$10.07
Total Return (2)	1.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$70,666
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits	0.25	%(4)
Expenses, before reimbursements and credits	0.97%
Net investment income, net of reimbursements and credits	1.23	%(5)
Net investment income, before reimbursements and credits	0.51	%(5)
Portfolio Turnover Rate	0.00%

(1)	Commenced investment operations on June 19, 2009.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $4,000 which represents 0.04 percent of average net assets for the period from June 19, 2009 (commencement of operations) to September 30, 2009. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(5)	As the Fund commenced investment operations on June 19, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006		YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$10.65	$10.26	$9.81	$9.71	$9.91		$10.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.20	0.38	0.41	0.33		0.28
Net realized and unrealized gains (losses)	(0.05)	0.43	0.44	0.10	(0.19)		(0.43)
Total from Investment Operations	0.04	0.63	0.82	0.51	0.14		(0.15)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.09)	(0.21)	(0.37)	(0.41)	(0.34)		(0.29)
From net realized gains	–	(0.03)	–	–	–		(0.06)
Total Distributions Paid	(0.09)	(0.24)	(0.37)	(0.41)	(0.34)		(0.35)
Net Asset Value, End of Period	$10.60	$10.65	$10.26	$9.81	$9.71		$9.91
Total Return (1)	0.27%	6.26%	8.61%	5.31%	1.37%		(1.39)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$121,799	$144,338	$127,215	$143,309	$157,863		$204,531
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.90%	0.90%	0.90%	0.90%	0.90	%(3)	0.90%
Expenses, before reimbursements and credits	1.07%	1.07%	1.07%	1.06%	1.05%		1.03%
Net investment income, net of reimbursements and credits	1.57%	1.98%	3.79%	4.13%	3.34%		2.78%
Net investment income, before reimbursements and credits	1.40%	1.81%	3.62%	3.97%	3.19%		2.65%
Portfolio Turnover Rate	797.38%	1,055.57%	1,788.89%	785.03%	386.93%		142.61%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expense ratio includes custodian credits of approximately $16,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.8%

Automobile – 0.2%

Daimler Chrysler Auto Trust, Series 2008-B, Class A3A,

4.71%, 9/10/12	$400	$413

Ford Credit Auto Owner Trust, Series 2008-A, Class A4,

4.37%, 10/15/12	350	364

Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4,

4.28%, 6/16/14	350	365

Nissan Auto Receivables Owner Trust, Series 2008-C, Class A3A,

5.93%, 7/16/12	500	527

USAA Auto Owner Trust, Series 2009-1, Class A3,

3.02%, 6/17/13	350	359

USAA Auto Owner Trust, Series 2009-1, Class A4,

4.77%, 9/15/14	250	264
		2,292

Commercial Mortgage Services – 3.3%

Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3,

5.12%, 7/11/43	190	196

Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2,

4.65%, 9/11/36	1,000	1,024

Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3,

4.13%, 7/10/42	212	213

Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6,

4.88%, 7/10/42	350	340

Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3,

4.56%, 11/10/41	750	754

Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4,

5.14%, 11/10/42	530	532

Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4,

5.63%, 7/10/46	805	746

Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4,

5.45%, 1/15/49	330	292

Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4,

6.17%, 2/10/51	500	453

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.8% – continued

Commercial Mortgage Services – 3.3% – continued

Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,

5.19%, 5/11/39	$250	$259

Bear Stearns Commercial Mortgage Securities, Series 2003-T10, Class A2,

4.74%, 3/13/40	375	387

Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4,

4.68%, 8/13/39	500	499

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3,

5.47%, 6/11/41	500	498

Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A4,

4.93%, 2/13/42	1,000	974

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4,

5.74%, 9/11/42	500	468

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM,

5.84%, 9/11/42	250	170

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,

5.73%, 3/15/49	240	225

Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,

5.43%, 10/15/49	500	452

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4,

5.40%, 7/15/44	1,825	1,800

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4,

5.89%, 11/15/44	500	467

Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2,

4.08%, 6/10/38	625	611

Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4,

4.72%, 3/10/39	500	491

Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A,

5.12%, 6/10/44	1,000	951

Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4,

5.61%, 2/15/39	500	472

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.8% – continued

Commercial Mortgage Services – 3.3% – continued

Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2,

5.81%, 9/15/39	$1,000	$1,009

CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2,

7.55%, 4/15/62	94	96

CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3,

6.39%, 8/15/36	610	638

CS First Boston Mortgage Securities Corp., Series 2001-CP4 Class A4,

6.18%, 12/15/35	198	208

CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2,

5.18%, 11/15/36	440	453

CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5,

3.94%, 5/15/38	1,000	984

CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A4,

4.90%, 12/15/36	800	813

CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A4,

5.01%, 2/15/38	1,000	985

CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,

5.10%, 8/15/38	600	584

CS First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,

5.23%, 12/15/40	390	273

CW Capital Cobalt Ltd., Series 2007-C2, Class A3,

5.48%, 4/15/47	500	393

DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A2,

7.76%, 6/10/33	300	306

First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2,

6.14%, 2/12/34	500	529

GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4,

6.29%, 8/11/33	400	421

GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2,

6.07%, 6/10/38	500	527

GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3,

6.27%, 12/10/35	500	530

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.8% – continued

Commercial Mortgage Services – 3.3% – continued

GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2,

6.96%, 9/15/35	$388	$403

GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3,

4.65%, 4/10/40	605	618

Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4,

4.11%, 7/5/35	470	467

Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7,

5.32%, 6/10/36	500	506

Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2,

5.38%, 3/10/39	740	735

GS Mortgage Securities Corp. II, Series 2003-C1, Class A3,

4.61%, 1/10/40	200	199

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,

4.28%, 1/12/37	31	32

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2,

4.99%, 1/12/37	500	514

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class A2,

4.92%, 10/15/37	1,400	1,438

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4,

5.34%, 12/15/44	500	490

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AJ,

5.49%, 12/12/43	750	451

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4,

5.79%, 2/12/51	500	436

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3,

5.42%, 1/15/49	500	421

LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2,

6.65%, 11/15/27	500	523

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.8% – continued

Commercial Mortgage Services – 3.3% – continued

LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2,

6.37%, 12/15/28	$395	$414

LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,

5.12%, 11/15/32	805	819

LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4,

4.57%, 1/15/31	540	510

LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4,

4.37%, 3/15/36	520	486

LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5,

5.15%, 4/15/30	1,000	984

LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2,

5.53%, 3/15/32	500	506

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,

5.37%, 9/15/39	800	729

LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,

5.35%, 11/15/38	500	462

Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4,

5.24%, 11/12/35	1,500	1,521

Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2,

4.07%, 10/12/41	38	38

Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2,

4.17%, 8/12/39	204	204

Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2,

4.56%, 6/12/43	274	274

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3,

6.16%, 8/12/49	500	400

Morgan Stanley Capital I, Series 2003-IQ6, Class A4,

4.97%, 12/15/41	1,200	1,183

Morgan Stanley Capital I, Series 2003-T11, Class A4,

5.15%, 6/13/41	1,000	1,013

Morgan Stanley Capital I, Series 2004-HQ4, Class A7,

4.97%, 4/14/40	1,400	1,336

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.8% – continued

Commercial Mortgage Services – 3.3% – continued

Morgan Stanley Capital I, Series 2004-IQ8, Class A3,

4.50%, 6/15/40	$205	$207

Morgan Stanley Capital I, Series 2004-IQ8, Class A5,

5.11%, 6/15/40	1,000	981

Morgan Stanley Capital I, Series 2005-HQ7, Class A4,

5.38%, 11/14/42	520	521

Morgan Stanley Capital I, Series 2006-HQ8, Class A2,

5.37%, 3/12/44	300	302

Morgan Stanley Capital I, Series 2006-HQ9, Class A4,

5.73%, 7/12/44	959	916

Morgan Stanley Capital I, Series 2006-IQ11, Class A4,

5.94%, 10/15/42	500	471

Morgan Stanley Capital I, Series 2006-T23, Class A4,

5.98%, 8/12/41	1,000	981

Morgan Stanley Capital I, Series 2007-T27, Class A4,

5.80%, 6/11/42	585	552

Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4,

6.39%, 10/15/35	498	531

Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4,

5.08%, 9/15/37	1,000	1,026

Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2,

4.74%, 11/13/36	205	208

Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4,

4.98%, 11/15/34	185	189

Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4,

5.13%, 8/15/35	500	506

Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A4,

4.96%, 11/15/35	700	696

Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4,

5.03%, 1/15/41	500	457

Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4,

4.80%, 10/15/41	1,000	965

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.8% – continued

Commercial Mortgage Services – 3.3% – continued

Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4,

5.08%, 3/15/42	$500	$492

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4,

5.26%, 12/15/44	1,000	978

Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,

5.47%, 1/15/45	500	370

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,

5.57%, 10/15/48	500	438

Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3,

5.68%, 5/15/46	500	454
		52,376

Credit Card – 0.3%

BA Credit Card Trust, Series 2007-A1, Class A1,

5.17%, 6/15/19	185	196

Capital One Multi-Asset Execution Trust, Series 2006-A10, Class A10,

5.15%, 6/16/14	300	319

Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A,

4.85%, 11/15/13	275	287

Capital One Multi-Asset Execution Trust, Series 2009-A2, Class A2,

3.20%, 4/15/14	500	515

Chase Issuance Trust, Series 2007-A15, Class A,

4.96%, 9/17/12	270	281

Chase Issuance Trust, Series 2007-A17, Class A,

5.12%, 10/15/14	325	352

Chase Issuance Trust, Series 2008-A9, Class A9,

4.26%, 5/15/13	200	209

Chase Issuance Trust, Series 2009-A3, Class A3,

2.40%, 6/17/13	500	508

Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10,

4.75%, 12/10/15	130	139

Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8,

4.90%, 12/12/16	350	376

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.8% – continued

Credit Card - 0.3% – continued

Citibank Credit Card Issuance Trust, Series 2005-A7, Class A7,

4.75%, 10/22/12	$200	$208

Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,

5.10%, 11/20/17	170	184

Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4,

5.45%, 5/10/13	100	106

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,

6.15%, 6/15/39	100	115

Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4,

4.90%, 6/23/16	500	537

Discover Card Master Trust, Series 2007-A1, Class A1,

5.65%, 3/16/20	100	108

MBNA Credit Card Master Note Trust, Series 2005-A6, Class A6,

4.50%, 1/15/13	525	540
		4,980

Other – 0.0%

Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5,

6.42%, 3/1/15	250	278

Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A3,

4.95%, 2/15/15	100	106

PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2,

5.03%, 3/25/14	210	221
		605

Regional – 0.0%

New Jersey Economic Development Authority,

7.43%, 2/15/29	100	114

Utilities – 0.0%

CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2,

4.97%, 8/1/14	86	91
Total Asset-Backed Securities
(Cost $58,234)		60,458

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3%

Aerospace/Defense – 0.3%

Boeing (The) Co.,

5.13%, 2/15/13	$550	$591

6.13%, 2/15/33	135	150

5.88%, 2/15/40	75	82

General Dynamics Corp.,

4.25%, 5/15/13	235	249

5.38%, 8/15/15	150	168

L-3 Communications Corp.,

5.20%, 10/15/19(1)	250	249

Lockheed Martin Corp.,

7.65%, 5/1/16	100	121

8.50%, 12/1/29	75	102

6.15%, 9/1/36	275	315

Northrop Grumman Corp.,

5.05%, 8/1/19	170	179

Northrop Grumman Systems Corp.,

7.13%, 2/15/11	100	107

7.75%, 2/15/31	275	363

Raytheon Co.,

5.38%, 4/1/13	250	274

United Technologies Corp.,

6.35%, 3/1/11	50	53

6.10%, 5/15/12	300	333

4.88%, 5/1/15	275	301

5.38%, 12/15/17	390	425

6.05%, 6/1/36	100	115

6.13%, 7/15/38	175	202
		4,379

Agriculture – 0.2%

Altria Group, Inc.,

9.70%, 11/10/18	950	1,180

9.25%, 8/6/19	250	305

9.95%, 11/10/38	150	204

10.20%, 2/6/39	100	139

Archer-Daniels-Midland Co.,

5.45%, 3/15/18	325	352

5.38%, 9/15/35	175	176

6.45%, 1/15/38	50	58

Bunge Ltd. Finance Corp.,

5.35%, 4/15/14	100	104

8.50%, 6/15/19	60	69

Philip Morris International, Inc.,

4.88%, 5/16/13	90	96

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Agriculture – 0.2% – continued

5.65%, 5/16/18	$625	$665

6.38%, 5/16/38	280	322

Reynolds American, Inc.,

7.63%, 6/1/16	150	160
		3,830

Apparel – 0.0%

VF Corp.,

6.45%, 11/1/37	30	34

Auto Manufacturers – 0.1%

DaimlerChrysler N.A. Holding Corp.,

7.75%, 1/18/11	75	79

6.50%, 11/15/13	850	916

8.50%, 1/18/31	175	207
		1,202

Auto Parts & Equipment – 0.0%

Johnson Controls, Inc.,

5.25%, 1/15/11	75	78

Banks – 4.2%

American Express Bank FSB,

5.50%, 4/16/13	350	369

Bank of America Corp.,

6.25%, 4/15/12	350	371

5.38%, 9/11/12	150	157

4.88%, 9/15/12	250	257

4.88%, 1/15/13	300	308

4.90%, 5/1/13	350	359

5.38%, 6/15/14	50	52

5.13%, 11/15/14	400	409

4.75%, 8/1/15	325	321

5.75%, 8/15/16	100	98

5.63%, 10/14/16	200	202

6.00%, 9/1/17	250	253

5.75%, 12/1/17	865	863

5.65%, 5/1/18	450	444

7.63%, 6/1/19	540	608

6.50%, 9/15/37	25	25

Bank of America N.A.,

1.70%, 12/23/10	2,000	2,024

5.30%, 3/15/17	825	791

6.00%, 10/15/36	250	246

Bank of New York Mellon (The) Corp.,

5.13%, 11/1/11	50	53

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Banks – 4.2% – continued

6.38%, 4/1/12	$100	$110

4.95%, 11/1/12	450	488

4.50%, 4/1/13	120	128

4.30%, 5/15/14	200	212

5.50%, 12/1/17	100	105

5.45%, 5/15/19	75	81

Bank One Corp.,

7.75%, 7/15/25	54	57

BB&T Capital Trust II,

6.75%, 6/7/36	75	70

BB&T Corp.,

4.75%, 10/1/12	100	104

5.20%, 12/23/15	600	619

Capital One Financial Corp.,

7.38%, 5/23/14	525	586

5.50%, 6/1/15	250	259

Citigroup, Inc.,

6.50%, 1/18/11	600	622

2.88%, 12/9/11	2,000	2,065

6.00%, 2/21/12	550	571

5.25%, 2/27/12	600	616

2.13%, 4/30/12	3,000	3,042

5.50%, 4/11/13	1,000	1,023

6.50%, 8/19/13	100	105

5.13%, 5/5/14	200	198

5.00%, 9/15/14	1,300	1,237

5.30%, 1/7/16	800	778

5.50%, 2/15/17	225	209

6.00%, 8/15/17	100	99

6.13%, 11/21/17	875	869

6.13%, 5/15/18	350	345

8.50%, 5/22/19	300	339

6.63%, 6/15/32	100	91

6.00%, 10/31/33	100	84

6.88%, 3/5/38	150	150

8.13%, 7/15/39	360	403

Fifth Third Bancorp,

6.25%, 5/1/13	100	103

5.45%, 1/15/17	75	65

8.25%, 3/1/38	125	117

FleetBoston Financial Corp.,

6.88%, 1/15/28	100	100

GMAC, Inc.,

2.20%, 12/19/12	2,000	2,021

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Banks – 4.2% – continued

Goldman Sachs Group (The), Inc.,

6.88%, 1/15/11	$400	$425

6.60%, 1/15/12	100	109

5.70%, 9/1/12	400	432

5.45%, 11/1/12	500	535

4.75%, 7/15/13	350	365

5.25%, 10/15/13	150	159

6.00%, 5/1/14	650	707

5.50%, 11/15/14	150	159

5.13%, 1/15/15	500	523

5.35%, 1/15/16	1,100	1,136

5.75%, 10/1/16	250	262

5.63%, 1/15/17	300	302

6.25%, 9/1/17	300	317

5.95%, 1/18/18	635	659

6.15%, 4/1/18	815	857

5.95%, 1/15/27	150	144

6.75%, 10/1/37	1,065	1,099

HSBC Bank USA N.A.,

4.63%, 4/1/14	425	439

7.00%, 1/15/39	100	117

HSBC USA, Inc.,

3.13%, 12/16/11	3,000	3,115

JPMorgan Chase & Co.,

6.75%, 2/1/11	450	478

6.63%, 3/15/12	275	300

2.13%, 6/22/12	3,000	3,044

5.75%, 1/2/13	325	347

4.75%, 5/1/13	275	291

5.13%, 9/15/14	1,100	1,146

5.25%, 5/1/15	350	356

5.15%, 10/1/15	1,050	1,089

6.13%, 6/27/17	100	105

6.00%, 1/15/18	1,110	1,191

6.40%, 5/15/38	454	508

JPMorgan Chase Bank N.A.,

5.88%, 6/13/16	200	210

6.00%, 10/1/17	150	158

KeyBank N.A.,

5.80%, 7/1/14	250	242

5.45%, 3/3/16	100	89

M&I Marshall & Ilsley Bank,

4.85%, 6/16/15	130	102

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Banks – 4.2% – continued

M&T Bank Corp.,

5.38%, 5/24/12	$100	$103

Manufacturers & Traders Trust Co.,

6.63%, 12/4/17	250	257

Mellon Funding Corp.,

5.00%, 12/1/14	100	108

Morgan Stanley,

6.75%, 4/15/11	200	213

5.63%, 1/9/12	250	265

2.25%, 3/13/12	1,000	1,018

6.60%, 4/1/12	225	245

5.30%, 3/1/13	250	262

4.75%, 4/1/14	1,300	1,290

6.00%, 4/28/15	1,025	1,085

5.38%, 10/15/15	200	206

5.45%, 1/9/17	325	325

5.55%, 4/27/17	100	100

6.25%, 8/28/17	350	364

5.95%, 12/28/17	175	178

6.63%, 4/1/18	850	899

7.30%, 5/13/19	645	710

5.63%, 9/23/19	275	270

6.25%, 8/9/26	100	103

National City Corp.,

4.90%, 1/15/15	200	202

PNC Bank N.A.,

4.88%, 9/21/17	100	96

PNC Funding Corp.,

6.70%, 6/10/19	600	664

Regions Financial Corp.,

7.38%, 12/10/37	75	58

State Street Corp.,

4.30%, 5/30/14	345	363

SunTrust Bank,

6.38%, 4/1/11	175	181

7.25%, 3/15/18	125	131

Union Planters Corp.,

7.75%, 3/1/11	350	344

US Bank N.A.,

6.38%, 8/1/11	100	108

6.30%, 2/4/14	300	336

4.95%, 10/30/14	250	268

4.80%, 4/15/15	100	106

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Banks – 4.2% – continued

USB Capital IX,

6.19%, 10/29/49	$100	$77

Wachovia Bank N.A.,

5.85%, 2/1/37	250	242

6.60%, 1/15/38	300	329

Wachovia Capital Trust III,

5.80%, 3/29/49	150	104

Wachovia Corp.,

5.30%, 10/15/11	365	387

5.50%, 5/1/13	525	562

4.88%, 2/15/14	250	255

5.25%, 8/1/14	150	152

5.63%, 10/15/16	550	574

5.75%, 6/15/17	350	370

5.75%, 2/1/18	600	635

Wells Fargo & Co.,

5.13%, 9/1/12	150	158

4.38%, 1/31/13	1,030	1,064

4.95%, 10/16/13	700	719

4.63%, 4/15/14	415	420

5.00%, 11/15/14	100	103

5.13%, 9/15/16	475	467

5.63%, 12/11/17	445	467

5.38%, 2/7/35	125	121

Wells Fargo Bank N.A.,

6.45%, 2/1/11	250	263

4.75%, 2/9/15	250	254

Wells Fargo Capital X,

5.95%, 12/15/36	100	87
		66,466

Beverages – 0.3%

Anheuser-Busch Cos., Inc.,

4.95%, 1/15/14	175	181

5.50%, 1/15/18	375	383

5.95%, 1/15/33	100	102

6.45%, 9/1/37	50	54

Bottling Group LLC,

5.50%, 4/1/16	675	738

Coca-Cola (The) Co.,

5.35%, 11/15/17	250	273

4.88%, 3/15/19	400	422

Coca-Cola Enterprises, Inc.,

7.38%, 3/3/14	125	147

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Beverages – 0.3% – continued

7.13%, 8/1/17	$250	$297

4.50%, 8/15/19	45	46

8.50%, 2/1/22	300	404

6.95%, 11/15/26	200	245

6.75%, 9/15/28	50	60

Dr Pepper Snapple Group, Inc.,

6.82%, 5/1/18	305	347

PepsiAmericas, Inc.,

4.88%, 1/15/15	50	54

PepsiCo, Inc.,

5.15%, 5/15/12	75	81

4.65%, 2/15/13	140	151

5.00%, 6/1/18	650	696
		4,681

Biotechnology – 0.1%

Amgen, Inc.,

4.85%, 11/18/14	175	189

5.85%, 6/1/17	375	412

6.38%, 6/1/37	100	114

6.40%, 2/1/39	100	115

Genentech, Inc.,

4.75%, 7/15/15	150	162
		992

Building Materials – 0.0%

CRH America, Inc.,

6.00%, 9/30/16	100	102

Martin Marietta Materials, Inc.,

6.60%, 4/15/18	100	104
		206

Chemicals – 0.3%

Dow Chemical (The) Co.,

6.13%, 2/1/11	175	182

6.00%, 10/1/12	50	53

7.60%, 5/15/14	1,000	1,106

5.70%, 5/15/18	100	99

7.38%, 11/1/29	100	104

9.40%, 5/15/39	50	62

EI Du Pont de Nemours & Co.,

5.00%, 1/15/13	50	54

5.25%, 12/15/16	400	432

6.00%, 7/15/18	615	688

Monsanto Co.,

5.13%, 4/15/18	240	255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 16.3% – continued

Chemicals – 0.3% – continued

5.50%, 8/15/25	$50	$52

PPG Industries, Inc.,

6.65%, 3/15/18	220	240

7.70%, 3/15/38	50	60

Praxair, Inc.,

3.95%, 6/1/13	275	287

4.50%, 8/15/19	400	413

Rohm & Haas Co.,

6.00%, 9/15/17	250	249
		4,336

Commercial Services – 0.0%

RR Donnelley & Sons Co.,

5.50%, 5/15/15	225	216

Western Union (The) Co.,

5.93%, 10/1/16	225	244

6.20%, 11/17/36(2)	50	50
		510

Computers – 0.3%

Computer Sciences Corp.,

5.50%, 3/15/13	250	264

Dell, Inc.,

5.65%, 4/15/18	180	189

5.88%, 6/15/19	100	107

6.50%, 4/15/38	50	52

Hewlett-Packard Co.,

6.50%, 7/1/12	75	84

4.50%, 3/1/13	550	587

4.75%, 6/2/14	700	752

IBM Corp.,

4.75%, 11/29/12	75	81

5.70%, 9/14/17	1,450	1,598

8.38%, 11/1/19	50	66

6.50%, 1/15/28	100	116

8.00%, 10/15/38	250	348
		4,244

Cosmetics/Personal Care – 0.1%

Avon Products, Inc.,

4.80%, 3/1/13	175	186

Estee Lauder (The) Cos., Inc.,

6.00%, 5/15/37	100	100

Procter & Gamble (The) Co.,

4.85%, 12/15/15	1,208	1,334

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Cosmetics/Personal Care – 0.1% – continued

4.70%, 2/15/19	$200	$209

5.80%, 8/15/34	100	112

5.55%, 3/5/37	50	54
		1,995

Diversified Financial Services – 2.1%

AEP Texas Central Transition Funding LLC,

5.09%, 7/1/15	170	184

Allstate Life Global Funding Trusts,

5.38%, 4/30/13	1,000	1,064

American Express Co.,

5.25%, 9/12/11	150	157

4.88%, 7/15/13	675	696

6.15%, 8/28/17	800	840

7.00%, 3/19/18	50	55

8.13%, 5/20/19	550	650

8.15%, 3/19/38	170	207

American Express Credit Corp.,

5.88%, 5/2/13	100	106

Ameriprise Financial, Inc.,

5.35%, 11/15/10	100	102

7.30%, 6/28/19	75	83

Bear Stearns (The) Cos., LLC,

4.50%, 10/28/10	100	103

5.35%, 2/1/12	200	212

6.95%, 8/10/12	200	223

5.30%, 10/30/15	850	897

5.55%, 1/22/17	50	51

6.40%, 10/2/17	150	163

7.25%, 2/1/18	535	611

Boeing Capital Corp.,

6.50%, 2/15/12	350	385

Capital One Capital V,

10.25%, 8/15/39	200	221

Caterpillar Financial Services Corp.,

4.25%, 2/8/13	450	464

6.13%, 2/17/14	100	110

4.75%, 2/17/15	275	286

5.85%, 9/1/17	592	637

5.45%, 4/15/18	300	312

Charles Schwab (The) Corp.,

4.95%, 6/1/14	120	127

Citigroup Funding, Inc.,

1.38%, 5/5/11	1,000	1,007

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Diversified Financial Services – 2.1% – continued

Countrywide Home Loans, Inc.,

4.00%, 3/22/11	$875	$889

Credit Suisse USA, Inc.,

6.13%, 11/15/11	425	459

6.50%, 1/15/12	800	867

5.50%, 8/15/13	450	486

4.88%, 1/15/15	375	394

5.38%, 3/2/16	75	79

7.13%, 7/15/32	50	60

General Electric Capital Corp.,

4.88%, 10/21/10	200	206

6.13%, 2/22/11	150	158

5.88%, 2/15/12	600	639

6.00%, 6/15/12	900	964

5.45%, 1/15/13	1,725	1,818

5.90%, 5/13/14	370	397

4.88%, 3/4/15	350	361

5.00%, 1/8/16	100	100

5.63%, 9/15/17	1,175	1,190

5.63%, 5/1/18	2,575	2,563

6.75%, 3/15/32	150	153

6.15%, 8/7/37	150	142

5.88%, 1/14/38	600	550

6.88%, 1/10/39	550	576

Goldman Sachs Capital II,

5.79%, 12/29/49	100	72

Household Finance Corp.,

6.38%, 10/15/11	550	583

6.38%, 11/27/12	250	269

4.75%, 7/15/13	325	330

HSBC Finance Corp.,

6.75%, 5/15/11	225	237

7.00%, 5/15/12	375	405

5.50%, 1/19/16	650	664

IBM International Group Capital LLC,

5.05%, 10/22/12	100	109

International Lease Finance Corp.,

5.45%, 3/24/11	275	254

5.88%, 5/1/13	450	354

6.63%, 11/15/13	110	87

5.65%, 6/1/14	450	345

Jefferies Group, Inc.,

8.50%, 7/15/19	350	370

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Diversified Financial Services – 2.1% – continued

John Deere Capital Corp.,

7.00%, 3/15/12	$350	$391

4.95%, 12/17/12	200	216

5.10%, 1/15/13	125	135

5.75%, 9/10/18	200	218

JP Morgan Chase Capital XV,

5.88%, 3/15/35	450	400

Lehman Brothers Holdings Capital Trust VII,

5.86%, 11/29/49 (3)*	50	–

Merrill Lynch & Co., Inc.,

6.05%, 8/15/12	400	427

5.45%, 2/5/13	425	441

6.15%, 4/25/13	705	746

5.45%, 7/15/14	330	344

6.05%, 5/16/16	500	501

5.70%, 5/2/17	150	147

6.40%, 8/28/17	200	203

6.88%, 4/25/18	505	531

6.88%, 11/15/18	275	290

6.11%, 1/29/37	150	143

7.75%, 5/14/38	175	197

National Rural Utilities Cooperative Finance Corp.,

7.25%, 3/1/12	275	304

5.50%, 7/1/13	300	327

5.45%, 2/1/18	300	317

8.00%, 3/1/32	50	59

SLM Corp.,

5.00%, 10/1/13	650	517
		33,937

Electric – 1.5%

Alabama Power Co.,

4.85%, 12/15/12	25	27

6.13%, 5/15/38	50	57

American Electric Power Co, Inc.,

5.25%, 6/1/15	300	314

Appalachian Power Co.,

7.00%, 4/1/38	75	86

Arizona Public Service Co.,

6.38%, 10/15/11	150	159

6.50%, 3/1/12	100	106

Carolina Power & Light Co.,

5.13%, 9/15/13	540	584

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Electric – 1.5% – continued

CenterPoint Energy Houston Electric LLC,

5.70%, 3/15/13	$150	$160

7.00%, 3/1/14	200	227

Cleveland Electric Illuminating (The) Co.,

5.70%, 4/1/17	250	263

Commonwealth Edison Co.,

5.95%, 8/15/16	125	136

6.15%, 9/15/17	225	249

5.80%, 3/15/18	300	324

6.45%, 1/15/38	200	228

Consolidated Edison Co. of New York,

4.88%, 2/1/13	350	372

5.85%, 3/15/36	100	106

6.20%, 6/15/36	200	223

6.75%, 4/1/38	100	120

Constellation Energy Group, Inc.,

4.55%, 6/15/15	100	97

7.60%, 4/1/32	100	107

Consumers Energy Co.,

5.50%, 8/15/16	125	134

6.13%, 3/15/19	200	221

Detroit Edison (The) Co.,

5.60%, 6/15/18	125	134

5.70%, 10/1/37	50	52

Dominion Resources, Inc. of Virginia,

6.25%, 6/30/12	200	217

5.15%, 7/15/15	50	53

6.00%, 11/30/17	100	110

6.40%, 6/15/18	20	22

5.95%, 6/15/35	250	263

7.00%, 6/15/38	20	24

DTE Energy Co.,

7.05%, 6/1/11	100	106

6.38%, 4/15/33	50	45

Duke Energy Carolinas LLC,

5.25%, 1/15/18	200	214

5.10%, 4/15/18	65	69

6.10%, 6/1/37	150	169

6.00%, 1/15/38	35	39

6.05%, 4/15/38	25	28

Duke Energy Corp.,

5.30%, 10/1/15	100	109

6.25%, 6/15/18	100	110

6.45%, 10/15/32	106	122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Electric – 1.5% – continued

Duke Energy Indiana, Inc.,

5.00%, 9/15/13	$350	$369

6.45%, 4/1/39	250	299

Entergy Louisiana LLC,

6.50%, 9/1/18	100	109

Entergy Texas, Inc.,

7.13%, 2/1/19	250	280

Exelon Corp.,

5.63%, 6/15/35	75	72

Exelon Generation Co. LLC,

5.20%, 10/1/19	225	227

FirstEnergy Corp.,

6.45%, 11/15/11	17	18

FirstEnergy Solutions Corp.,

6.80%, 8/15/39 (1)(2)	380	403

Florida Power & Light Co.,

5.55%, 11/1/17	225	246

5.65%, 2/1/37	350	381

5.95%, 2/1/38	150	170

Florida Power Corp.,

5.80%, 9/15/17	50	55

5.65%, 6/15/18	225	248

6.35%, 9/15/37	50	59

6.40%, 6/15/38	285	337

FPL Group Capital, Inc.,

5.35%, 6/15/13	75	81

6.65%, 6/15/67	25	23

Metropolitan Edison Co.,

4.88%, 4/1/14	200	207

Midamerican Energy Co.,

5.30%, 3/15/18	500	528

Midamerican Energy Holdings Co.,

5.88%, 10/1/12	325	354

6.13%, 4/1/36	250	270

6.50%, 9/15/37	200	227

Midamerican Funding LLC,

6.93%, 3/1/29	50	58

Nevada Power Co.,

6.65%, 4/1/36	100	109

Nisource Finance Corp.,

6.15%, 3/1/13	35	37

5.25%, 9/15/17	450	423

5.45%, 9/15/20	200	184

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Electric – 1.5% – continued

Northern States Power Co.,

6.25%, 6/1/36	$100	$116

NSTAR Electric Co.,

4.88%, 4/15/14	200	214

Ohio Power Co.,

5.50%, 2/15/13	50	53

6.60%, 2/15/33	100	109

Oncor Electric Delivery Co.,

6.80%, 9/1/18	225	259

7.25%, 1/15/33	200	247

7.50%, 9/1/38	145	187

Pacific Gas & Electric Co.,

4.80%, 3/1/14	225	240

5.63%, 11/30/17	660	724

6.05%, 3/1/34	450	501

5.80%, 3/1/37	100	108

Pacificorp,

6.25%, 10/15/37	275	317

6.00%, 1/15/39	60	67

Peco Energy Co.,

5.35%, 3/1/18	25	27

Pennsylvania Electric Co.,

6.05%, 9/1/17	300	321

Pepco Holdings, Inc.,

6.45%, 8/15/12	400	429

PPL Electric Utilities Corp.,

6.25%, 5/15/39	125	143

PPL Energy Supply LLC,

5.40%, 8/15/14	250	263

6.50%, 5/1/18	100	108

PSEG Power LLC,

5.50%, 12/1/15	175	188

Public Service Co. of Colorado,

7.88%, 10/1/12	300	349

4.88%, 3/1/13	325	342

Public Service Co. of Oklahoma,

6.63%, 11/15/37	125	136

Public Service Electric & Gas Co.,

5.13%, 9/1/12	100	107

5.30%, 5/1/18	575	615

Puget Sound Energy, Inc.,

5.48%, 6/1/35	25	25

6.27%, 3/15/37	75	82

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Electric – 1.5% – continued

San Diego Gas & Electric Co.,

6.13%, 9/15/37	$50	$58

Sierra Pacific Power Co.,

5.45%, 9/1/13	275	291

6.00%, 5/15/16	250	265

South Carolina Electric & Gas Co.,

5.25%, 11/1/18	116	124

6.05%, 1/15/38	265	300

Southern California Edison Co.,

5.00%, 1/15/14	150	161

5.50%, 8/15/18	100	109

6.65%, 4/1/29	300	341

6.00%, 1/15/34	100	113

5.55%, 1/15/37	125	134

5.95%, 2/1/38	100	114

6.05%, 3/15/39	50	58

Southern Power Co.,

6.25%, 7/15/12	600	657

4.88%, 7/15/15	150	155

Southwestern Electric Power Co.,

5.88%, 3/1/18	400	419

Southwestern Public Service Co.,

6.00%, 10/1/36	100	106

Union Electric Co.,

6.40%, 6/15/17	400	442

Virginia Electric and Power Co.,

5.40%, 4/30/18	425	455

6.00%, 1/15/36	50	55

8.88%, 11/15/38	300	427

Wisconsin Electric Power Co.,

5.70%, 12/1/36	150	162

Xcel Energy, Inc.,

6.50%, 7/1/36	100	112
		23,295

Electrical Components & Equipment – 0.0%

Emerson Electric Co.,

4.75%, 10/15/15	100	108

5.38%, 10/15/17	100	108

5.25%, 10/15/18	325	353

6.00%, 8/15/32	25	28
		597

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Environmental Control – 0.1%

Browning-Ferris Industries, Inc.,

7.40%, 9/15/35	$125	$143

Republic Services, Inc.,

5.50%, 9/15/19 (1)(2)	120	124

Waste Management, Inc.,

6.38%, 11/15/12	100	109

5.00%, 3/15/14	100	104

6.10%, 3/15/18	250	266

7.10%, 8/1/26	125	137
		883

Food – 0.5%

Campbell Soup Co.,

6.75%, 2/15/11	100	107

5.00%, 12/3/12	150	164

ConAgra Foods, Inc.,

6.75%, 9/15/11	22	24

7.00%, 4/15/19	300	353

7.00%, 10/1/28	100	111

General Mills, Inc.,

6.00%, 2/15/12	100	109

5.65%, 9/10/12	200	218

5.20%, 3/17/15	500	541

Heinz (H.J.) Co.,

5.35%, 7/15/13	200	215

HJ Heinz Finance Co.,

6.63%, 7/15/11	100	108

6.75%, 3/15/32	50	56

Kellogg Co.,

6.60%, 4/1/11	300	321

5.13%, 12/3/12	200	217

7.45%, 4/1/31	100	129

Kraft Foods, Inc.,

6.25%, 6/1/12	275	299

5.25%, 10/1/13	125	132

6.50%, 8/11/17	150	162

6.13%, 2/1/18	815	864

6.13%, 8/23/18	50	53

6.50%, 11/1/31	150	156

7.00%, 8/11/37	100	111

6.88%, 2/1/38	100	110

6.88%, 1/26/39	100	110

Kroger (The) Co.,

6.75%, 4/15/12	275	302

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Food – 0.5% – continued

5.50%, 2/1/13	$175	$186

3.90%, 10/1/15	80	81

6.15%, 1/15/20	25	28

7.50%, 4/1/31	200	249

6.90%, 4/15/38	100	119

Safeway, Inc.,

5.80%, 8/15/12	225	244

6.35%, 8/15/17	275	305

5.00%, 8/15/19	385	394

Sara Lee Corp.,

3.88%, 6/15/13	200	204

Unilever Capital Corp.,

7.13%, 11/1/10	300	320

5.90%, 11/15/32	125	139
		7,241

Forest Products & Paper – 0.1%

International Paper Co.,

5.30%, 4/1/15	100	101

7.95%, 6/15/18	325	353

7.50%, 8/15/21	350	371

Weyerhaeuser Co.,

6.75%, 3/15/12	100	104
		929

Gas – 0.0%

Centerpoint Energy, Inc.,

6.50%, 5/1/18	40	40

KeySpan Corp.,

5.80%, 4/1/35	175	165

Sempra Energy,

6.15%, 6/15/18	400	433

Southern California Gas Co.,

5.75%, 11/15/35	150	164

Southern Union Co.,

8.25%, 11/15/29	25	29
		831

Healthcare – Products – 0.1%

Baxter International, Inc.,

4.63%, 3/15/15	100	107

5.38%, 6/1/18	225	244

6.25%, 12/1/37	30	35

Johnson & Johnson,

5.55%, 8/15/17	350	393

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Healthcare – Products – 0.1% – continued

5.15%, 7/15/18	$200	$218

6.95%, 9/1/29	100	124

5.95%, 8/15/37	100	114

Medtronic, Inc.,

4.75%, 9/15/15	200	217

6.50%, 3/15/39	100	120
		1,572

Healthcare – Services – 0.2%

Aetna, Inc.,

5.75%, 6/15/11	225	237

6.75%, 12/15/37	150	158

Quest Diagnostics, Inc.,

6.40%, 7/1/17	100	109

UnitedHealth Group, Inc.,

5.00%, 8/15/14	100	104

5.38%, 3/15/16	700	710

6.00%, 11/15/17	50	52

6.63%, 11/15/37	350	374

6.88%, 2/15/38	100	110

WellPoint Health Networks,

6.38%, 1/15/12	100	107

WellPoint, Inc.,

5.25%, 1/15/16	150	153

5.88%, 6/15/17	350	370
		2,484

Home Furnishings – 0.0%

Whirlpool Corp.,

5.50%, 3/1/13	250	254

Household Products/Wares – 0.1%

Clorox Co.,

5.00%, 3/1/13	350	371

5.00%, 1/15/15	75	79

5.95%, 10/15/17	25	27

Fortune Brands, Inc.,

5.38%, 1/15/16	225	225

Kimberly-Clark Corp.,

5.00%, 8/15/13	100	109

6.13%, 8/1/17	50	57

6.25%, 7/15/18	150	172

6.63%, 8/1/37	150	185
		1,225

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Insurance – 0.6%

Ace INA Holdings, Inc.,

5.90%, 6/15/19	$355	$387

6.70%, 5/15/36	50	58

Allstate Corp.,

5.55%, 5/9/35	50	50

6.13%, 5/15/37	100	81

6.50%, 5/15/57	225	187

American International Group, Inc.,

4.95%, 3/20/12	375	337

5.05%, 10/1/15	100	74

5.85%, 1/16/18	225	163

8.25%, 8/15/18	150	127

6.25%, 5/1/36	100	65

Berkshire Hathaway Finance Corp.,

4.63%, 10/15/13	250	264

4.85%, 1/15/15	575	619

5.40%, 5/15/18	300	323

Chubb Corp.,

6.00%, 11/15/11	200	216

5.75%, 5/15/18	325	357

6.00%, 5/11/37	50	55

6.50%, 5/15/38	85	100

General Electric Global Insurance Holdings Corp.,

6.45%, 3/1/19	175	164

Genworth Financial, Inc.,

5.75%, 6/15/14	175	157

6.52%, 5/22/18	50	43

Hartford Financial Services Group, Inc.,

4.63%, 7/15/13	75	71

5.38%, 3/15/17	150	137

5.95%, 10/15/36	75	61

Lincoln National Corp.,

6.15%, 4/7/36	150	137

6.30%, 10/9/37	100	92

Marsh & McLennan Cos., Inc.,

5.75%, 9/15/15	520	548

MetLife, Inc.,

6.13%, 12/1/11	200	215

5.00%, 6/15/15	825	862

6.75%, 6/1/16	170	190

5.70%, 6/15/35	200	206

6.40%, 12/15/36	150	127

Principal Life Income Funding Trusts,

5.30%, 4/24/13	150	154

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Insurance – 0.6% – continued

5.10%, 4/15/14	$231	$238

Progressive (The) Corp.,

6.38%, 1/15/12	350	365

Prudential Financial, Inc.,

4.50%, 7/15/13	125	126

5.10%, 9/20/14	40	40

6.00%, 12/1/17	425	431

7.38%, 6/15/19	500	558

5.75%, 7/15/33	50	46

6.63%, 12/1/37	200	204

Travelers Cos (The) Inc.,

5.50%, 12/1/15	150	162

5.80%, 5/15/18	375	416

6.25%, 6/15/37	375	423

Travelers Property Casualty Corp.,

5.00%, 3/15/13	100	103
		9,739

Iron/Steel – 0.0%

Nucor Corp.,

5.85%, 6/1/18	200	219

6.40%, 12/1/37	150	171
		390

Lodging – 0.0%

Marriott International Inc.,

5.63%, 2/15/13	200	204

Machinery – Construction & Mining – 0.0%

Caterpillar, Inc.,

5.70%, 8/15/16	50	54

7.30%, 5/1/31	25	29

6.05%, 8/15/36	50	55
		138

Machinery – Diversified – 0.0%

Deere & Co.,

6.95%, 4/25/14	175	202

8.10%, 5/15/30	100	132
		334

Media – 0.8%

CBS Corp.,

5.63%, 8/15/12	350	363

Comcast Cable Communications LLC,

6.75%, 1/30/11	75	80

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Media – 0.8% – continued

Comcast Cable Communications Holdings, Inc.,

8.38%, 3/15/13	$100	$116

Comcast Corp.,

5.30%, 1/15/14	150	161

5.85%, 11/15/15	450	493

6.50%, 1/15/17	1,500	1,646

5.70%, 5/15/18	300	315

6.45%, 3/15/37	175	185

6.95%, 8/15/37	200	223

6.40%, 5/15/38	600	633

COX Communications, Inc.,

7.13%, 10/1/12	200	223

4.63%, 6/1/13	100	104

DirecTV Holdings LLC / DirecTV Financing Co., Inc.,

6.38%, 6/15/15	200	203

5.88%, 10/1/19 (1)(2)	500	497

Disney (The Walt) Co.,

6.38%, 3/1/12	150	165

5.88%, 12/15/17	300	331

5.50%, 3/15/19	400	434

McGraw-Hill Cos (The) Inc.,

5.90%, 11/15/17	75	77

News America, Inc.,

5.30%, 12/15/14	450	484

6.90%, 3/1/19	300	335

6.40%, 12/15/35	125	126

6.65%, 11/15/37	550	573

6.90%, 8/15/39 (1)(2)	110	117

Time Warner Cable, Inc.,

6.20%, 7/1/13	225	245

5.85%, 5/1/17	1,325	1,397

8.75%, 2/14/19	300	370

7.30%, 7/1/38	350	404

6.75%, 6/15/39	325	351

Time Warner Entertainment Co.,

8.38%, 3/15/23	75	90

Time Warner, Inc.,

6.88%, 5/1/12	450	495

5.88%, 11/15/16	850	901

6.50%, 11/15/36	600	614

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Media – 0.8% – continued

Viacom, Inc.,

6.25%, 4/30/16	$585	$631
		13,382

Mining – 0.1%

Alcoa, Inc.,

6.00%, 1/15/12	150	157

5.55%, 2/1/17	475	461

6.75%, 7/15/18	80	80

5.90%, 2/1/27	75	64

5.95%, 2/1/37	100	84

Freeport-McMoRan Copper & Gold, Inc.,

8.38%, 4/1/17	725	771

Newmont Mining Corp.,

5.13%, 10/1/19	315	315

5.88%, 4/1/35	100	98

Southern Copper Corp.,

7.50%, 7/27/35	100	100
		2,130

Miscellaneous Manufacturing – 0.2%

3M Co.,

4.38%, 8/15/13	200	214

5.70%, 3/15/37	350	395

Danaher Corp.,

5.63%, 1/15/18	200	220

General Electric Co.,

5.00%, 2/1/13	1,105	1,166

5.25%, 12/6/17	250	256

Honeywell International, Inc.,

6.13%, 11/1/11	250	273

5.30%, 3/15/17	200	216

5.30%, 3/1/18	290	312

5.70%, 3/15/36	50	55

5.70%, 3/15/37	125	137

Textron, Inc.,

6.50%, 6/1/12	100	102

5.60%, 12/1/17	125	116
		3,462

Office/Business Equipment – 0.1%

Pitney Bowes, Inc.,

4.63%, 10/1/12	100	108

Xerox Corp.,

5.50%, 5/15/12	375	393

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Office/Business Equipment – 0.1% – continued

6.75%, 2/1/17	$500	$529
		1,030

Oil & Gas – 0.5%

Anadarko Petroleum Corp.,

5.95%, 9/15/16	450	477

6.95%, 6/15/19	500	557

Apache Corp.,

5.63%, 1/15/17	250	272

6.00%, 1/15/37	400	445

Conoco, Inc.,

6.95%, 4/15/29	150	176

ConocoPhillips,

4.60%, 1/15/15	220	235

6.50%, 2/1/39	525	605

ConocoPhillips Australia Funding Co.,

5.50%, 4/15/13	325	353

Devon Energy Corp.,

6.30%, 1/15/19	500	552

EOG Resources, Inc.,

5.63%, 6/1/19	215	235

Hess Corp.,

7.13%, 3/15/33	75	83

Marathon Oil Corp.,

6.00%, 10/1/17	550	578

7.50%, 2/15/19	250	288

6.60%, 10/1/37	75	79

Pemex Project Funding Master Trust,

9.13%, 10/13/10	250	266

5.75%, 3/1/18	600	593

Premcor Refining Group (The), Inc.,

6.75%, 5/1/14	100	98

Valero Energy Corp.,

7.50%, 4/15/32	50	50

6.63%, 6/15/37	325	290

XTO Energy, Inc.,

6.25%, 4/15/13	100	109

4.63%, 6/15/13	75	78

5.65%, 4/1/16	100	105

6.25%, 8/1/17	325	351

6.75%, 8/1/37	400	445

6.38%, 6/15/38	300	319
		7,639

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Oil & Gas Services – 0.0%

Halliburton Co.,

5.90%, 9/15/18	$350	$384

6.70%, 9/15/38	75	88
		472

Packaging & Containers – 0.0%

Bemis Co., Inc.,

5.65%, 8/1/14	65	69

Pharmaceuticals – 0.7%

Abbott Laboratories,

5.60%, 5/15/11	200	214

5.15%, 11/30/12	300	328

5.88%, 5/15/16	225	251

5.60%, 11/30/17	600	661

6.15%, 11/30/37	50	58

Bristol-Myers Squibb Co.,

5.25%, 8/15/13	200	218

5.45%, 5/1/18	340	371

5.88%, 11/15/36	50	55

6.13%, 5/1/38	100	115

Cardinal Health, Inc.,

5.80%, 10/15/16	100	104

Eli Lilly & Co.,

5.20%, 3/15/17	775	837

Express Scripts, Inc.,

7.25%, 6/15/19	440	517

GlaxoSmithKline Capital, Inc.,

4.38%, 4/15/14	100	106

5.65%, 5/15/18	800	876

5.38%, 4/15/34	150	153

6.38%, 5/15/38	380	448

McKesson Corp.,

5.70%, 3/1/17	275	288

Medco Health Solutions, Inc.,

7.13%, 3/15/18	300	340

Merck & Co., Inc.,

4.75%, 3/1/15	375	408

5.00%, 6/30/19	475	507

5.75%, 11/15/36	50	55

5.85%, 6/30/39	100	112

Pfizer, Inc.,

4.50%, 2/15/14	250	268

5.35%, 3/15/15	335	371

6.20%, 3/15/19	1,000	1,127

7.20%, 3/15/39	200	252

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Pharmaceuticals – 0.7% – continued

Pharmacia Corp.,

6.60%, 12/1/28	$125	$143

Schering-Plough Corp.,

5.55%, 12/1/13	100	110

6.00%, 9/15/17	350	390

Teva Pharmaceutical Finance LLC,

5.55%, 2/1/16	100	107

6.15%, 2/1/36	45	48

Wyeth,

5.50%, 2/1/14	815	890

5.50%, 2/15/16	425	464

5.95%, 4/1/37	225	248
		11,440

Pipelines – 0.5%

Buckeye Partners LP,

6.05%, 1/15/18	85	89

CenterPoint Energy Resources Corp.,

7.88%, 4/1/13	150	169

6.00%, 5/15/18	85	88

6.63%, 11/1/37	50	51

El Paso Natural Gas Co.,

5.95%, 4/15/17	350	362

8.38%, 6/15/32	100	120

Enbridge Energy Partners LP,

7.50%, 4/15/38	50	57

Energy Transfer Partners LP,

6.13%, 2/15/17	350	364

9.00%, 4/15/19	400	481

7.50%, 7/1/38	50	58

Enterprise Products Operating LLC,

5.65%, 4/1/13	350	371

5.60%, 10/15/14	250	266

6.30%, 9/15/17	335	361

5.25%, 1/31/20 (4)	300	300

6.88%, 3/1/33	50	56

Kinder Morgan Energy Partners LP,

6.75%, 3/15/11	250	265

5.13%, 11/15/14	250	260

5.95%, 2/15/18	495	518

6.85%, 2/15/20	70	77

5.80%, 3/1/21	300	305

7.30%, 8/15/33	100	107

6.95%, 1/15/38	100	107

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Pipelines – 0.5% – continued

ONEOK Partners LP,

6.15%, 10/1/16	$200	$209

8.63%, 3/1/19	350	418

ONEOK, Inc.,

5.20%, 6/15/15	200	207

Panhandle Eastern Pipeline Co.,

6.20%, 11/1/17	100	105

Plains All American Pipeline LP/PAA Finance Corp.,

6.13%, 1/15/17	200	208

6.50%, 5/1/18	300	321

5.75%, 1/15/20	200	202

Spectra Energy Capital LLC,

6.25%, 2/15/13	150	161

5.90%, 9/15/13	125	132

6.20%, 4/15/18	100	106

7.50%, 9/15/38	50	58

Tennessee Gas Pipeline Co.,

7.00%, 10/15/28	50	53

TEPPCO Partners LP,

7.55%, 4/15/38	50	59

Transcontinental Gas Pipe Line Co LLC,

7.00%, 8/15/11	400	433

Williams Cos (The), Inc.,

8.75%, 3/15/32	125	143
		7,647

Real Estate – 0.0%

Regency Centers LP,

5.88%, 6/15/17	25	23

Real Estate Investment Trusts – 0.2%

Boston Properties LP,

6.25%, 1/15/13	100	104

Brandywine Operating Partnership LP,

5.70%, 5/1/17	150	135

ERP Operating LP,

6.63%, 3/15/12	100	107

Health Care Property Investors, Inc.,

6.00%, 1/30/17	150	140

Hospitality Properties Trust,

6.70%, 1/15/18	75	66

HRPT Properties Trust,

6.25%, 6/15/17	75	68

6.65%, 1/15/18	50	46

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Real Estate Investment Trusts – 0.2% – continued

Liberty Property LP,

6.63%, 10/1/17	$50	$46

Prologis,

5.75%, 4/1/16	400	358

Simon Property Group LP,

6.35%, 8/28/12	75	80

5.10%, 6/15/15	250	249

5.25%, 12/1/16	200	197

6.13%, 5/30/18	870	876
		2,472

Retail – 0.6%

Costco Wholesale Corp.,

5.50%, 3/15/17	250	273

CVS Caremark Corp.,

5.75%, 8/15/11	100	107

5.75%, 6/1/17	700	749

6.25%, 6/1/27	250	266

6.13%, 9/15/39	175	178

Home Depot, Inc.,

5.25%, 12/16/13	75	80

5.40%, 3/1/16	800	836

5.88%, 12/16/36	350	340

Kohl’s Corp.,

6.88%, 12/15/37	150	168

Lowe’s Cos., Inc.,

5.00%, 10/15/15	325	353

5.80%, 10/15/36	100	104

McDonald’s Corp.,

4.30%, 3/1/13	175	186

5.80%, 10/15/17	750	841

6.30%, 10/15/37	75	88

Nordstrom, Inc.,

6.25%, 1/15/18	325	337

7.00%, 1/15/38	50	53

Target Corp.,

5.88%, 3/1/12	430	469

5.38%, 5/1/17	575	618

6.50%, 10/15/37	125	140

7.00%, 1/15/38	325	380

Walgreen Co.,

5.25%, 1/15/19	525	571

Wal-Mart Stores, Inc.,

4.25%, 4/15/13	375	400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Retail – 0.6% – continued

4.55%, 5/1/13	$1,050	$1,133

7.25%, 6/1/13	175	204

5.88%, 4/5/27	250	270

5.25%, 9/1/35	175	175

6.20%, 4/15/38	275	313

Yum! Brands, Inc.,

6.25%, 4/15/16	150	161

6.88%, 11/15/37	50	55
		9,848

Savings & Loans – 0.0%

Golden West Financial Corp.,

4.75%, 10/1/12	75	77

Software – 0.1%

Fiserv, Inc.,

6.13%, 11/20/12	250	271

Microsoft Corp.,

5.20%, 6/1/39	200	204

Oracle Corp.,

4.95%, 4/15/13	400	433

5.25%, 1/15/16	375	408

5.00%, 7/8/19	130	137

6.50%, 4/15/38	550	637

6.13%, 7/8/39	100	113
		2,203

Telecommunications – 1.1%

AT&T Corp.,

8.00%, 11/15/31	165	206

AT&T, Inc.,

5.88%, 2/1/12	100	108

5.10%, 9/15/14	1,450	1,563

5.60%, 5/15/18	175	184

5.80%, 2/15/19	650	695

6.15%, 9/15/34	125	128

6.80%, 5/15/36	50	56

6.30%, 1/15/38	175	183

6.40%, 5/15/38	425	451

6.55%, 2/15/39	375	409

BellSouth Corp.,

5.20%, 9/15/14	1,100	1,191

5.20%, 12/15/16	1,300	1,363

Bellsouth Telecommunications, Inc.,

6.38%, 6/1/28	75	79

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Telecommunications – 1.1% – continued

Cisco Systems, Inc.,

5.50%, 2/22/16	$925	$1,019

5.90%, 2/15/39	500	541

Embarq Corp.,

7.08%, 6/1/16	750	815

8.00%, 6/1/36	150	157

Harris Corp.,

6.38%, 6/15/19	50	55

Motorola, Inc.,

7.63%, 11/15/10	100	104

New Cingular Wireless Services,

7.88%, 3/1/11	100	109

8.13%, 5/1/12	150	171

8.75%, 3/1/31	150	199

Qwest Corp.,

8.38%, 5/1/16 (1)	880	911

6.88%, 9/15/33	125	101

Verizon Communications, Inc.,

5.55%, 2/15/16	1,300	1,408

5.50%, 2/15/18	535	561

6.10%, 4/15/18	175	189

6.35%, 4/1/19	450	497

7.35%, 4/1/39	650	771

Verizon Global Funding Corp.,

6.88%, 6/15/12	200	223

7.75%, 12/1/30	500	604

Verizon New York, Inc.,

7.38%, 4/1/32	150	164

Verizon Virginia, Inc.,

4.63%, 3/15/13	450	467

Verizon Wireless LLC,

5.55%, 2/1/14 (1)(2)	472	510

8.50%, 11/15/18 (1)(2)	1,100	1,373
		17,565

Transportation – 0.2%

Burlington Northern Santa Fe Corp.,

6.75%, 7/15/11	100	109

5.65%, 5/1/17	500	538

6.15%, 5/1/37	100	111

CSX Corp.,

5.50%, 8/1/13	200	214

6.00%, 10/1/36	100	103

6.15%, 5/1/37	150	159

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 16.3% – continued

Transportation – 0.2% – continued

Federal Express Corp.,

9.65%, 6/15/12	$75	$88

FedEx Corp.,

8.00%, 1/15/19	40	49

Norfolk Southern Corp.,

6.75%, 2/15/11	100	107

5.26%, 9/17/14	200	217

5.90%, 6/15/19	320	356

Union Pacific Corp.,

6.50%, 4/15/12	100	110

7.00%, 2/1/16	100	115

5.75%, 11/15/17	625	670

United Parcel Service of America, Inc.,

8.38%, 4/1/20	50	66

United Parcel Service, Inc.,

5.50%, 1/15/18	275	302

6.20%, 1/15/38	150	175
		3,489

Water – 0.0%

American Water Capital Corp.,

6.59%, 10/15/37	75	78
Total Corporate Bonds
(Cost $244,575)		260,032

FOREIGN ISSUER BONDS – 6.0%

Banks – 1.2%

Abbey National PLC,

7.95%, 10/26/29	200	209

Barclays Bank PLC,

5.45%, 9/12/12	300	322

6.75%, 5/22/19	700	783

Credit Suisse New York,

5.00%, 5/15/13	800	847

6.00%, 2/15/18	190	199

5.30%, 8/13/19	300	308

Deutsche Bank A.G. London,

4.88%, 5/20/13	400	426

6.00%, 9/1/17	1,225	1,322

HSBC Holdings PLC,

5.25%, 12/12/12	700	743

6.50%, 9/15/37	300	325

6.80%, 6/1/38	150	168

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.0% – continued

Banks – 1.2% – continued

Korea Development Bank,

5.30%, 1/17/13	$205	$213

Kreditanstalt fuer Wiederaufbau,

4.63%, 1/20/11	350	367

4.75%, 5/15/12	2,000	2,159

3.25%, 3/15/13	2,700	2,802

3.50%, 5/16/13	225	235

4.00%, 10/15/13	1,200	1,273

4.13%, 10/15/14	500	535

4.88%, 1/17/17	200	217

4.38%, 3/15/18	375	394

0.00%, 6/29/37	500	139

Landwirtschaftliche Rentenbank,

5.25%, 7/15/11	175	188

3.25%, 3/15/13	350	362

5.13%, 2/1/17	900	978

Oesterreichische Kontrollbank A.G.,

3.13%, 10/14/11	100	101

4.75%, 10/16/12	850	917

3.63%, 6/17/13	170	175

4.50%, 3/9/15	650	689

5.00%, 4/25/17	100	107

Royal Bank of Canada,

5.65%, 7/20/11	250	269

Royal Bank of Scotland Group PLC,

6.38%, 2/1/11	100	100

5.00%, 10/1/14	400	362

UBS A.G./Stamford Branch,

5.88%, 7/15/16	450	449

5.88%, 12/20/17	640	655

5.75%, 4/25/18	125	127
		19,465

Beverages – 0.1%

Diageo Capital PLC,

5.13%, 1/30/12	25	27

5.50%, 9/30/16	150	162

5.75%, 10/23/17	850	933

Diageo Finance BV,

5.50%, 4/1/13	225	244
		1,366

Building Materials – 0.0%

Lafarge S.A.,

6.50%, 7/15/16	225	225

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.0% – continued

Chemicals – 0.0%

Potash Corp. of Saskatchewan, Inc.,

7.75%, 5/31/11	$150	$164

3.75%, 9/30/15	300	300

6.50%, 5/15/19	135	151

5.88%, 12/1/36	50	51
		666

Diversified Financial Services – 0.2%

BP Capital Markets PLC,

4.75%, 3/10/19	1,000	1,051

ConocoPhillips Canada Funding Co.,

5.63%, 10/15/16	1,150	1,260

5.95%, 10/15/36	250	268

Credit Suisse Guernsey Ltd.,

5.86%, 12/31/49	150	114

MUFG Capital Finance 1 Ltd.,

6.35%, 7/25/49	500	462

UFJ Finance Aruba AEC,

6.75%, 7/15/13	200	222
		3,377

Electric – 0.1%

Hydro-Quebec,

6.30%, 5/11/11	350	377

8.00%, 2/1/13	250	289

9.40%, 2/1/21	200	271

Ontario Hydro,

7.45%, 3/31/13	150	171

Scottish Power PLC,

5.38%, 3/15/15	100	106
		1,214

Electronics – 0.0%

Koninklijke Philips Electronics N.V.,

4.63%, 3/11/13	200	211

6.88%, 3/11/38	225	263
		474

Healthcare – Products – 0.0%

Covidien International Finance S.A.,

6.00%, 10/15/17	300	333

6.55%, 10/15/37	25	29
		362

Holding Companies – Diversified – 0.0%

EnCana Holdings Finance Corp.,

5.80%, 5/1/14	100	108

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.0% – continued

Insurance – 0.0%

Allied World Assurance Holdings Ltd.,

7.50%, 8/1/16	$100	$104

AXA S.A.,

8.60%, 12/15/30	75	78

XL Capital Ltd.,

6.50%, 12/31/49	50	36
		218

Iron/Steel – 0.1%

ArcelorMittal,

6.13%, 6/1/18	500	492

9.85%, 6/1/19	250	296
		788

Media – 0.0%

Thomson Reuters Corp.,

5.95%, 7/15/13	375	412

Mining – 0.3%

Barrick Gold Corp.,

6.95%, 4/1/19	300	351

Barrick North America Finance LLC,

6.80%, 9/15/18	175	201

BHP Billiton Finance USA Ltd.,

4.80%, 4/15/13	300	320

5.50%, 4/1/14	300	331

5.25%, 12/15/15	250	270

5.40%, 3/29/17	100	108

6.50%, 4/1/19	200	232

Rio Tinto Alcan, Inc.,

4.50%, 5/15/13	100	102

5.20%, 1/15/14	100	104

6.13%, 12/15/33	100	102

Rio Tinto Finance USA Ltd.,

6.50%, 7/15/18	675	726

9.00%, 5/1/19	575	706

Vale Overseas Ltd.,

6.25%, 1/23/17	775	830

5.63%, 9/15/19	55	56

6.88%, 11/21/36	175	181
		4,620

Miscellaneous Manufacturing – 0.1%

Ingersoll-Rand Global Holding Co. Ltd.,

6.00%, 8/15/13	200	214

Tyco Electronics Group S.A.,

6.55%, 10/1/17	50	52

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.0% – continued

Miscellaneous Manufacturing – 0.1% – continued

7.13%, 10/1/37	$50	$52

Tyco International Finance S.A.,

4.13%, 10/15/14	55	55

8.50%, 1/15/19	50	61

Tyco International Ltd./Tyco International Finance S.A.,

6.88%, 1/15/21	500	561
		995

Multi-National – 1.0%

Asian Development Bank/Pasig,

5.50%, 6/27/16	600	663

5.59%, 7/16/18	50	55

Corp. Andina de Fomento,

5.20%, 5/21/13	100	104

5.75%, 1/12/17	100	102

European Bank for Reconstruction & Development,

3.63%, 6/17/13	190	199

European Investment Bank,

3.25%, 2/15/11	300	310

2.63%, 5/16/11	200	206

3.13%, 7/15/11	500	519

3.25%, 5/15/13	1,025	1,031

3.38%, 6/12/13	750	774

4.25%, 7/15/13	1,300	1,399

2.38%, 3/14/14	2,500	2,482

4.63%, 5/15/14	750	817

4.88%, 1/17/17	800	871

5.13%, 5/30/17	350	389

4.88%, 2/15/36	200	205

Inter-American Development Bank,

5.00%, 4/5/11	100	106

4.38%, 9/20/12	1,200	1,282

3.50%, 7/8/13	200	209

4.25%, 9/10/18	400	418

3.88%, 9/17/19	600	602

International Bank for Reconstruction & Development,

2.00%, 4/2/12	1,300	1,317

5.00%, 4/1/16	450	496

9.25%, 7/15/17	100	136

4.75%, 2/15/35	25	25

International Finance Corp.,

5.13%, 5/2/11	150	159

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.0% – continued

Multi-National – 1.0% – continued

4.75%, 4/25/12	$25	$27

3.50%, 5/15/13	300	298

Nordic Investment Bank,

5.00%, 2/1/17	100	110
		15,311

Oil & Gas – 0.4%

Alberta Energy Co. Ltd.,

7.38%, 11/1/31	75	86

Anadarko Finance Co.,

6.75%, 5/1/11	50	53

7.50%, 5/1/31	75	83

Canadian Natural Resources Ltd.,

5.70%, 5/15/17	225	239

5.90%, 2/1/18	250	267

6.25%, 3/15/38	150	160

6.75%, 2/1/39	50	56

Cenovus Energy, Inc.,

4.50%, 9/15/14 (1) (2)	50	51

6.75%, 11/15/39 (1) (2)	65	70

Conoco Funding Co.,

6.35%, 10/15/11	300	329

Devon Financing Corp. ULC,

6.88%, 9/30/11	250	272

7.88%, 9/30/31	200	248

EnCana Corp.,

5.90%, 12/1/17	225	240

6.50%, 5/15/19	75	83

6.63%, 8/15/37	75	83

6.50%, 2/1/38	100	107

Marathon Global Funding Corp.,

6.00%, 7/1/12	200	219

Nexen, Inc.,

5.05%, 11/20/13	250	257

6.20%, 7/30/19	60	62

7.88%, 3/15/32	75	83

7.50%, 7/30/39	80	87

Norsk Hydro ASA,

7.75%, 6/15/23	100	125

Petro-Canada,

4.00%, 7/15/13	200	200

6.05%, 5/15/18	50	52

5.95%, 5/15/35	100	99

6.80%, 5/15/38	50	53

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.0% – continued

Oil & Gas – 0.4% – continued

Shell International Finance BV,

4.30%, 9/22/19	$700	$703

6.38%, 12/15/38	600	713

StatoilHydro ASA,

5.25%, 4/15/19	500	541

Suncor Energy, Inc.,

6.10%, 6/1/18	275	287

7.15%, 2/1/32	100	110

5.95%, 12/1/34	50	49

6.50%, 6/15/38	100	103

Talisman Energy, Inc.,

7.75%, 6/1/19	175	206

Transocean, Inc.,

6.00%, 3/15/18	225	240

6.80%, 3/15/38	200	229
		6,845

Oil & Gas Services – 0.0%

Weatherford International Ltd.,

5.50%, 2/15/16	200	204

9.63%, 3/1/19	100	125

6.50%, 8/1/36	125	127
		456

Pharmaceuticals – 0.1%

AstraZeneca PLC,

5.40%, 9/15/12	200	219

5.90%, 9/15/17	800	895

6.45%, 9/15/37	50	59

Novartis Securities Investment Ltd.,

5.13%, 2/10/19	750	798
		1,971

Pipelines – 0.1%

Enbridge, Inc.,

5.80%, 6/15/14	75	82

TransCanada Pipelines Ltd.,

6.50%, 8/15/18	465	524

5.85%, 3/15/36	275	291

6.20%, 10/15/37	50	55

7.63%, 1/15/39	295	377

6.35%, 5/15/67	100	88
		1,417

Regional – 0.4%

Province of British Columbia Canada,

4.30%, 5/30/13	100	106

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.0% – continued

Regional – 0.4% – continued

7.25%, 9/1/36	$175	$227

Province of Manitoba Canada,

4.90%, 12/6/16	200	215

9.25%, 4/1/20	150	211

Province of Nova Scotia Canada,

5.75%, 2/27/12	100	107

8.25%, 7/30/22	200	266

Province of Ontario Canada,

3.38%, 5/20/11	75	78

4.38%, 2/15/13	250	265

3.50%, 7/15/13	100	104

4.75%, 1/19/16	200	215

5.45%, 4/27/16	350	391

4.95%, 11/28/16	650	707

4.00%, 10/7/19 (4)	835	835

Province of Quebec Canada,

5.13%, 11/14/16	250	272

4.63%, 5/14/18	350	365

7.50%, 7/15/23	300	379

7.13%, 2/9/24	100	126

7.50%, 9/15/29	375	497

Province of Saskatchewan Canada,

8.50%, 7/15/22	200	276
		5,642

Sovereign – 1.2%

Brazilian Government International Bond,

6.00%, 1/17/17	1,250	1,353

8.00%, 1/15/18	378	437

8.88%, 10/14/19	1,075	1,395

8.88%, 4/15/24	600	795

7.13%, 1/20/37	150	179

11.00%, 8/17/40	735	989

5.63%, 1/7/41	135	132

Canada Government International Bond,

2.38%, 9/10/14	240	239

Eksportfinans,

5.00%, 2/14/12	250	268

5.50%, 5/25/16	100	108

5.50%, 6/26/17	200	214

Export Development Canada,

3.50%, 5/16/13	670	700

Israel Government International Bond,

5.50%, 11/9/16	225	244

5.13%, 3/26/19	250	257

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.0% – continued

Sovereign – 1.2% – continued

Italy Government International Bond,

6.00%, 2/22/11	$425	$453

5.63%, 6/15/12	400	438

5.25%, 9/20/16	1,000	1,073

5.38%, 6/12/17	1,175	1,283

5.38%, 6/15/33	175	185

Japan Bank for International Cooperation,

4.25%, 6/18/13	200	213

Peruvian Government International Bond,

8.38%, 5/3/16	500	609

7.35%, 7/21/25	250	292

6.55%, 3/14/37	250	271

Republic of Korea,

4.25%, 6/1/13	100	103

4.88%, 9/22/14	400	417

5.13%, 12/7/16	125	130

7.13%, 4/16/19	150	176

Republic of Poland,

5.00%, 10/19/15	475	499

6.38%, 7/15/19	400	449

Republic of South Africa,

7.38%, 4/25/12	250	274

6.88%, 5/27/19	275	307

Svensk Exportkredit AB,

5.13%, 3/1/17	500	536

Swedish Export Credit,

4.88%, 9/29/11	225	239

United States of Mexico,

8.38%, 1/14/11	100	109

6.38%, 1/16/13	875	959

6.63%, 3/3/15	500	552

5.63%, 1/15/17	520	540

8.13%, 12/30/19	400	487

7.50%, 4/8/33	100	119

6.75%, 9/27/34	550	605

6.05%, 1/11/40	120	120
		18,748

Telecommunications – 0.6%

America Movil SAB de C.V.,

5.75%, 1/15/15	400	421

6.13%, 11/15/37	200	202

British Telecommunications PLC,

9.13%, 12/15/10	250	269

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.0% – continued

Telecommunications – 0.6% – continued

5.95%, 1/15/18	$575	$582

9.63%, 12/15/30	100	128

Deutsche Telekom International Finance BV,

5.88%, 8/20/13	775	843

5.75%, 3/23/16	525	557

8.75%, 6/15/30	100	130

France Telecom S.A.,

7.75%, 3/1/11	300	325

8.50%, 3/1/31	175	242

Nokia OYJ,

5.38%, 5/15/19	325	346

Rogers Communications, Inc.,

6.80%, 8/15/18	600	673

Telecom Italia Capital S.A.,

5.25%, 11/15/13	475	500

5.25%, 10/1/15	675	699

6.38%, 11/15/33	50	51

7.72%, 6/4/38	50	59

Telefonica Emisiones SAU,

4.95%, 1/15/15	335	355

6.42%, 6/20/16	900	1,011

7.05%, 6/20/36	450	533

Telefonos de Mexico S.A. de C.V.,

5.50%, 1/27/15	125	131

Telus Corp.,

8.00%, 6/1/11	125	136

Vodafone Group PLC,

5.00%, 12/16/13	850	907

5.00%, 9/15/15	100	106

5.63%, 2/27/17	225	238

6.15%, 2/27/37	375	401
		9,845

Transportation – 0.1%

Canadian National Railway Co.,

4.40%, 3/15/13	450	472

6.90%, 7/15/28	25	30

6.20%, 6/1/36	25	29

6.38%, 11/15/37	50	60

Canadian Pacific Railway Co.,

6.50%, 5/15/18	50	55

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 6.0% – continued

Transportation – 0.1% – continued

5.95%, 5/15/37	$50	$49
		695
Total Foreign Issuer Bonds
(Cost $90,627)		95,220
U.S. GOVERNMENT AGENCIES – 45.5% (5)

Fannie Mae – 21.5%

6.63%, 11/15/10	1,000	1,067

5.50%, 3/15/11	500	535

1.75%, 3/23/11	2,000	2,030

6.00%, 5/15/11	500	541

1.88%, 4/20/12	9,000	9,122

1.75%, 8/10/12	3,000	3,014

4.38%, 9/15/12	3,000	3,225

4.38%, 3/15/13	3,300	3,580

4.63%, 10/15/13	500	546

2.75%, 3/13/14	4,000	4,062

5.00%, 3/15/16	500	552

5.00%, 5/11/17	1,000	1,105

5.25%, 12/21/17	2,500	2,526

5.50%, 12/14/22	3,000	3,027

5.80%, 2/9/26	3,670	3,800

6.63%, 11/15/30	200	258

6.00%, 4/18/36	2,000	2,143

5.63%, 7/15/37	1,000	1,121

Pool #255376,

6.00%, 8/1/19	204	218

Pool #255695,

4.50%, 3/1/35	60	62

Pool #256675,

5.00%, 4/1/27	478	500

Pool #256677,

6.00%, 4/1/27	318	339

Pool #256792,

6.50%, 6/1/22	279	297

Pool #256925,

6.00%, 10/1/37	787	832

Pool #256959,

6.00%, 11/1/37	3,465	3,663

Pool #256985,

7.00%, 11/1/37	1,107	1,209

Pool #257057,

5.00%, 1/1/28	1,460	1,525

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Fannie Mae – 21.5% – continued

Pool #257106,

4.50%, 1/1/28	$206	$212

Pool #257237,

4.50%, 6/1/28	550	564

Pool #257239,

5.50%, 6/1/28	795	840

Pool #257367,

5.50%, 9/1/28	1,929	2,038

Pool #357630,

5.00%, 10/1/19	289	306

Pool #707791,

5.00%, 6/1/33	2,087	2,167

Pool #709239,

5.00%, 7/1/18	1,484	1,576

Pool #720049,

5.50%, 7/1/33	719	757

Pool #722424,

4.32%, 7/1/33	101	104

Pool #725185,

5.00%, 2/1/19	340	362

Pool #725425,

5.50%, 4/1/34	690	726

Pool #730811,

4.50%, 8/1/33	752	767

Pool #735222,

5.00%, 2/1/35	379	393

Pool #735358,

5.50%, 2/1/35	1,254	1,317

Pool #735502,

6.00%, 4/1/35	201	213

Pool #737853,

5.00%, 9/1/33	3,245	3,369

Pool #745418,

5.50%, 4/1/36	797	837

Pool #745754,

5.00%, 9/1/34	3,066	3,183

Pool #745826,

6.00%, 7/1/36	4,480	4,741

Pool #746272,

4.00%, 10/1/18	1,158	1,206

Pool #747383,

5.50%, 10/1/33	1,196	1,258

Pool #753678,

4.74%, 12/1/33	454	471

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Fannie Mae – 21.5% – continued

Pool #755632,

5.00%, 4/1/34	$2,041	$2,117

Pool #766083,

4.63%, 2/1/34	48	50

Pool #772730,

5.00%, 4/1/34	1,421	1,475

Pool #773287,

4.34%, 3/1/35	525	545

Pool #783586,

4.46%, 3/1/35	498	506

Pool #790406,

6.00%, 9/1/34	693	737

Pool #793666,

5.50%, 9/1/34	720	758

Pool #796250,

5.50%, 11/1/34	557	585

Pool #800471,

5.50%, 10/1/34	2,956	3,107

Pool #807701,

4.50%, 12/1/19	373	393

Pool #811944,

4.50%, 1/1/20	552	579

Pool #815639,

4.95%, 6/1/35	77	79

Pool #817795,

6.00%, 8/1/36	632	669

Pool #820998,

4.00%, 4/1/35	280	289

Pool #821912,

4.94%, 6/1/35	1,215	1,266

Pool #822455,

4.65%, 4/1/35	219	228

Pool #826057,

5.00%, 7/1/35	621	644

Pool #826368,

5.11%, 7/1/35	442	463

Pool #831676,

6.50%, 8/1/36	287	309

Pool #832628,

5.50%, 9/1/20	239	254

Pool #833067,

5.50%, 9/1/35	3,585	3,765

Pool #835517,

4.95%, 8/1/35	167	175

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Fannie Mae – 21.5% – continued

Pool #840577,

5.00%, 10/1/20	$219	$231

Pool #844909,

4.50%, 10/1/20	318	333

Pool #846600,

5.16%, 1/1/36	1,140	1,191

Pool #847921,

5.50%, 11/1/20	739	786

Pool #850614,

5.48%, 1/1/36	224	235

Pool #863759,

4.00%, 12/1/20	300	306

Pool #864435,

4.50%, 12/1/20	826	866

Pool #866109,

5.11%, 12/1/35	91	95

Pool #869217,

5.47%, 2/1/36	367	385

Pool #869710,

6.00%, 4/1/36	1,615	1,709

Pool #871135,

6.00%, 1/1/37	574	607

Pool #880505,

6.00%, 8/1/21	209	223

Pool #882055,

5.49%, 6/1/36	337	354

Pool #884776,

5.51%, 10/1/36	636	669

Pool #885769,

6.00%, 6/1/36	237	251

Pool #885866,

6.00%, 6/1/36	773	818

Pool #887019,

5.86%, 6/1/36	853	902

Pool #887111,

5.50%, 5/1/20	142	152

Pool #888100,

5.50%, 9/1/36	2,563	2,693

Pool #888152,

5.00%, 5/1/21	591	626

Pool #888205,

6.50%, 2/1/37	668	716

Pool #888318,

5.62%, 2/1/37	430	453

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Fannie Mae – 21.5% – continued

Pool #888447,

4.00%, 5/1/21	$366	$373

Pool #889224,

5.50%, 1/1/37	3,365	3,534

Pool #889390,

6.00%, 3/1/23	688	735

Pool #889401,

6.00%, 3/1/38	3,047	3,224

Pool #889415,

6.00%, 5/1/37	7,068	7,479

Pool #889630,

6.50%, 3/1/38	841	901

Pool #889886,

7.00%, 12/1/37	1,036	1,130

Pool #889970,

5.00%, 12/1/36 (4)	2,371	2,449

Pool #892536,

6.50%, 9/1/36	390	418

Pool #892968,

6.50%, 8/1/21	86	92

Pool #893363,

5.00%, 6/1/36	601	623

Pool #893366,

5.00%, 4/1/35	806	836

Pool #894453,

5.90%, 9/1/36	1,916	2,025

Pool #897519,

5.95%, 11/1/36	66	70

Pool #898089,

5.50%, 7/1/26	418	442

Pool #898417,

6.00%, 10/1/36	1,231	1,303

Pool #899079,

5.00%, 3/1/37	1,190	1,231

Pool #899938,

7.00%, 12/1/37	2,600	2,840

Pool #902188,

5.81%, 11/1/36	72	76

Pool #905090,

5.50%, 10/1/21	377	400

Pool #905759,

5.87%, 12/1/36	205	216

Pool #906090,

5.50%, 1/1/37	2,045	2,145

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Fannie Mae – 21.5% – continued

Pool #906237,

5.73%, 1/1/37	$494	$521

Pool #907818,

5.62%, 1/1/37	69	73

Pool #910147,

5.00%, 3/1/22	762	801

Pool #910338,

5.76%, 3/1/37	161	170

Pool #912414,

4.50%, 1/1/22	894	929

Pool #914522,

5.76%, 3/1/37	74	78

Pool #915499,

5.00%, 3/1/37	1,191	1,233

Pool #915870,

7.00%, 4/1/37	376	411

Pool #918515,

5.00%, 6/1/37	1,350	1,396

Pool #918832,

6.00%, 4/1/37	5,691	6,017

Pool #919461,

5.74%, 4/1/37	69	72

Pool #920457,

4.90%, 8/1/36	51	53

Pool #920468,

4.35%, 4/1/34	452	464

Pool #920988,

5.81%, 11/1/36	33	35

Pool #923023,

6.46%, 1/1/37	845	891

Pool #923123,

5.00%, 4/1/36	344	357

Pool #923166,

7.50%, 1/1/37	314	345

Pool #928261,

4.50%, 3/1/36	440	448

Pool #928909,

6.00%, 12/1/37	32	34

Pool #928915,

6.00%, 11/1/37	329	347

Pool #934466,

5.50%, 9/1/23	2,500	2,648

Pool #940623,

5.50%, 8/1/37	1,054	1,105

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Fannie Mae – 21.5% – continued

Pool #943388,

6.00%, 6/1/37	$2,610	$2,759

Pool #943617,

6.00%, 8/1/37	1,980	2,094

Pool #945868,

5.50%, 8/1/37	5,421	5,681

Pool #945876,

5.50%, 8/1/37	971	1,018

Pool #946527,

7.00%, 9/1/37	354	387

Pool #947216,

6.00%, 10/1/37	691	730

Pool #949391,

5.50%, 8/1/22	235	249

Pool #953018,

6.50%, 10/1/37	3,210	3,436

Pool #953910,

6.00%, 11/1/37	1,817	1,921

Pool #955771,

6.50%, 10/1/37	4,672	5,001

Pool #959604,

6.50%, 11/1/37	529	567

Pool #959880,

5.50%, 11/1/37	2,115	2,217

Pool #962343,

5.00%, 3/1/38	4,764	4,929

Pool #962687,

5.00%, 4/1/38	2,507	2,593

Pool #963735,

4.50%, 6/1/23	831	862

Pool #965389,

6.00%, 10/1/23	841	897

Pool #966660,

6.00%, 12/1/37	82	87

Pool #968037,

6.00%, 1/1/38	2,175	2,300

Pool #968085,

5.50%, 2/1/38	2,000	2,096

Pool #970013,

4.50%, 6/1/38	979	993

Pool #971734,

4.50%, 4/1/37	864	877

Pool #972452,

5.50%, 3/1/38	6,183	6,477

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Fannie Mae – 21.5% – continued

Pool #975365,

5.00%, 6/1/23	$749	$787

Pool #976699,

5.00%, 4/1/28	689	720

Pool #976963,

5.50%, 2/1/38	12,710	13,348

Pool #981704,

5.00%, 6/1/23	1,997	2,097

Pool #981823,

4.93%, 6/1/38	882	922

Pool #981854,

5.50%, 7/1/38	3,791	3,971

Pool #984075,

4.50%, 6/1/23	1,654	1,716

Pool #986760,

5.50%, 7/1/38	6,897	7,225

Pool #987114,

5.50%, 9/1/23	182	192

Pool #987115,

5.50%, 9/1/23	756	801

Pool #992472,

6.00%, 10/1/38	975	1,030

Pool #992491,

4.50%, 10/1/23	1,207	1,253

Pool #993055,

5.50%, 12/1/38	1,450	1,519

Pool #AA2939,

4.50%, 4/1/39 (4)	2,440	2,475

Pool #AA4482,

4.00%, 4/1/39 (4)	4,147	4,112

Pool #AA9357,

4.50%, 8/1/39 (4)	4,481	4,545

Pool TBA,

5.00%, 11/1/17 (4)	4,900	5,137

4.50%, 10/15/24 (4)	4,900	5,073

5.00%, 10/15/33	19,500	20,140

5.50%, 10/15/35 (4)	5,100	5,334

6.50%, 10/15/35	3,500	3,741

6.00%, 9/19/38	5,400	5,697

4.00%, 10/15/39 (4)	9,434	9,340

4.50%, 10/15/39 (4)	23,600	23,902

4.00%, 12/31/49 (4)	6,500	6,612
		342,730

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Federal Farm Credit Bank – 0.0%

3.75%, 12/6/10	$500	$518

Federal Home Loan Bank – 1.6%

4.38%, 10/22/10	3,000	3,117

4.63%, 2/18/11	4,205	4,431

2.63%, 5/20/11	5,000	5,148

5.38%, 8/19/11	1,000	1,081

4.88%, 11/18/11	500	540

1.88%, 6/20/12	1,000	1,010

4.00%, 9/6/13	5,000	5,340

5.38%, 5/18/16	3,500	3,951
		24,618

Freddie Mac – 9.4%

2.88%, 11/23/10	2,000	2,051

2.75%, 4/11/11	2,000	2,060

5.13%, 4/18/11	1,000	1,067

1.63%, 4/26/11	4,000	4,050

4.75%, 3/5/12	1,800	1,949

2.13%, 3/23/12	2,000	2,037

1.75%, 6/15/12	4,000	4,021

5.13%, 7/15/12	5,125	5,623

5.50%, 8/20/12	6,300	6,987

2.13%, 9/21/12	4,000	4,051

4.50%, 1/15/13	3,300	3,577

3.75%, 6/28/13	2,000	2,122

4.50%, 1/15/14	7,000	7,610

3.00%, 7/28/14	1,000	1,020

5.25%, 4/18/16	500	558

5.13%, 10/18/16	5,450	6,038

5.00%, 2/16/17	500	552

4.88%, 6/13/18	1,000	1,090

6.75%, 3/15/31	200	262

Pool #1B2125,

4.55%, 3/1/35	831	855

Pool #1B2130,

4.29%, 3/1/35	65	67

Pool #1B3264,

5.92%, 2/1/37	671	708

Pool #1B7328,

5.83%, 4/1/37	162	172

Pool #1B7359,

5.64%, 5/1/37	170	179

Pool #1G0321,

4.85%, 9/1/35	273	284

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Freddie Mac – 9.4% – continued

Pool #1G0911,

5.42%, 4/1/36	$586	$616

Pool #1G1506,

5.51%, 1/1/37	146	154

Pool #1G1623,

5.69%, 4/1/37	164	172

Pool #1G1763,

4.87%, 11/1/35	94	97

Pool #1G1790,

5.39%, 11/1/35	139	145

Pool #1G2620,

6.02%, 11/1/36	113	119

Pool #1G2638,

6.22%, 9/1/36	142	150

Pool #1G2675,

5.87%, 2/1/38	842	888

Pool #1G3611,

5.93%, 4/1/37	161	170

Pool #1H1348,

5.82%, 10/1/36	120	126

Pool #1H2569,

5.21%, 9/1/35	1,029	1,062

Pool #1H2605,

5.65%, 4/1/36	714	752

Pool #1J0345,

5.69%, 3/1/37	61	64

Pool #1J0355,

5.62%, 3/1/37	48	50

Pool #1J0365,

5.90%, 4/1/37	524	554

Pool #1J1390,

5.89%, 12/1/36	148	156

Pool #1J1634,

6.18%, 12/1/36	819	869

Pool #1J1646,

5.26%, 4/1/37	323	335

Pool #1L0078,

5.13%, 6/1/35	113	119

Pool #1L0130,

4.72%, 7/1/35	63	65

Pool #1L1214,

5.24%, 12/1/35	3,882	4,036

Pool #1L1480,

4.42%, 12/1/33	151	155

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Freddie Mac – 9.4% – continued

Pool #1N0243,

6.34%, 8/1/36	$56	$59

Pool #1N1746,

6.10%, 9/1/37	759	803

Pool #781274,

4.73%, 2/1/34	58	60

Pool #782905,

4.88%, 12/1/34	79	82

Pool #847755,

5.51%, 5/1/37	332	349

Pool TBA,

6.50%, 10/30/09	4,400	4,689

5.00%, 10/1/14 (4)	1,500	1,574

5.50%, 11/1/17 (4)	1,000	1,058

4.50%, 8/31/19 (4)	3,100	3,208

4.00%, 10/15/24 (4)	4,000	4,069

4.00%, 10/15/39 (4)	8,500	8,402

4.50%, 10/15/39 (4)	16,578	16,770

5.00%, 10/15/39	12,800	13,224

5.50%, 10/15/39	14,700	15,385

6.00%, 10/15/39 (4)	6,750	7,123

4.50%, 11/15/39 (4)	2,500	2,520
		149,219

Freddie Mac Gold – 7.5%

Pool #A16753,

5.00%, 11/1/33	413	429

Pool #A17665,

5.00%, 1/1/34	1,190	1,235

Pool #A27950,

5.50%, 11/1/34	3,142	3,304

Pool #A31136,

5.50%, 1/1/35	462	486

Pool #A39306,

5.50%, 11/1/35	2,591	2,722

Pool #A46224,

5.00%, 7/1/35	303	315

Pool #A48104,

5.00%, 1/1/36	765	793

Pool #A51296,

6.00%, 8/1/36	487	516

Pool #A54897,

6.50%, 8/1/36	347	371

Pool #A56110,

5.50%, 12/1/36	1,201	1,260

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Freddie Mac Gold – 7.5% – continued

Pool #A58690,

6.00%, 3/1/37	$92	$98

Pool #A58718,

5.50%, 3/1/37	376	394

Pool #A59081,

5.50%, 4/1/37	3,787	3,969

Pool #A60942,

5.00%, 5/1/37	631	653

Pool #A61560,

5.50%, 10/1/36	4,576	4,807

Pool #A61573,

5.00%, 9/1/34	2,732	2,839

Pool #A61597,

5.50%, 12/1/35	373	392

Pool #A64474,

5.50%, 9/1/37	358	375

Pool #A68761,

5.50%, 9/1/37	2,158	2,262

Pool #A69169,

4.50%, 12/1/37	895	906

Pool #A69303,

6.00%, 11/1/37	1,224	1,295

Pool #A73778,

5.00%, 2/1/38	3,334	3,450

Pool #A81606,

6.00%, 9/1/38	1,087	1,149

Pool #A88476,

4.50%, 9/1/39 (4)	5,506	5,577

Pool #B10630,

4.50%, 11/1/18	930	982

Pool #B17658,

4.50%, 1/1/20	35	37

Pool #B18502,

5.50%, 6/1/20	132	140

Pool #B18931,

4.50%, 3/1/20	167	175

Pool #C91009,

5.00%, 11/1/26	213	222

Pool #C91020,

5.50%, 3/1/27	439	464

Pool #C91247,

5.00%, 4/1/29	1,732	1,809

Pool #D97197,

5.00%, 2/1/27	285	298

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Freddie Mac Gold – 7.5% – continued

Pool #D97498,

6.00%, 12/1/27	$1,120	$1,193

Pool #D97524,

5.50%, 1/1/28	1,209	1,279

Pool #D97564,

5.00%, 1/1/28	848	886

Pool #E99030,

4.50%, 9/1/18	1,466	1,548

Pool #G01907,

4.50%, 8/1/34	467	475

Pool #G01974,

5.00%, 12/1/35	5,729	5,941

Pool #G02064,

5.00%, 2/1/36 (4)	2,335	2,412

Pool #G02069,

5.50%, 3/1/36	436	458

Pool #G02386,

6.00%, 11/1/36	6,542	6,925

Pool #G02391,

6.00%, 11/1/36	179	189

Pool #G02540,

5.00%, 11/1/34	784	814

Pool #G02649,

6.00%, 1/1/37	369	390

Pool #G02702,

6.50%, 1/1/37	601	642

Pool #G02911,

6.00%, 4/1/37	282	299

Pool #G02973,

6.00%, 6/1/37	636	673

Pool #G03121,

5.00%, 6/1/36	2,210	2,291

Pool #G03134,

5.50%, 8/1/36	788	827

Pool #G03176,

5.00%, 8/1/37	871	901

Pool #G03218,

6.00%, 9/1/37	731	773

Pool #G03351,

6.00%, 9/1/37	1,288	1,363

Pool #G03513,

6.00%, 11/1/37	1,843	1,950

Pool #G03600,

7.00%, 11/1/37	774	839

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Freddie Mac Gold – 7.5% – continued

Pool #G03936,

5.50%, 1/1/38	$5,077	$5,325

Pool #G03938,

6.00%, 2/1/38	3,845	4,067

Pool #G04287,

5.00%, 5/1/38	1,877	1,942

Pool #G04459,

5.50%, 6/1/38	2,290	2,400

Pool #G04650,

6.50%, 9/1/38	4,366	4,660

Pool #G05369,

6.00%, 3/1/39	4,750	5,019

Pool #G08189,

7.00%, 3/1/37	176	191

Pool #G08192,

5.50%, 4/1/37	1,124	1,178

Pool #G11776,

4.50%, 9/1/20	332	347

Pool #G12571,

4.00%, 1/1/22	762	777

Pool #G12673,

5.00%, 9/1/21	625	661

Pool #G12837,

4.50%, 4/1/22	1,055	1,104

Pool #G12869,

5.00%, 9/1/22	1,252	1,320

Pool #G13136,

4.50%, 5/1/23	1,706	1,770

Pool #G13151,

6.00%, 3/1/23	1,246	1,330

Pool #G13201,

4.50%, 7/1/23	1,263	1,310

Pool #G18220,

6.00%, 11/1/22	138	147

Pool #G30327,

4.50%, 1/1/27	336	345

Pool #J00991,

4.00%, 1/1/21	397	405

Pool #J02541,

4.00%, 9/1/20	343	350

Pool #J03041,

6.00%, 7/1/21	297	317

Pool #J03736,

5.50%, 11/1/21	336	356

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Freddie Mac Gold – 7.5% – continued

Pool #J05307,

4.50%, 8/1/22	$452	$469

Pool #J06175,

5.00%, 5/1/21	300	318

Pool #J06465,

6.00%, 11/1/22	129	137

Pool #J06476,

5.50%, 11/1/22	575	610

Pool #J08098,

5.50%, 6/1/23	702	744

Pool #J08202,

5.00%, 7/1/23	724	761

Pool #J08454,

5.00%, 8/1/23	1,408	1,480

Pool #J08913,

5.50%, 10/1/23	765	810

Pool #J09148,

5.00%, 12/1/23	1,115	1,172
		118,614

Ginnie Mae I Pool – 3.5%

Pool #510835,

5.50%, 2/15/35	336	355

Pool #597889,

5.50%, 6/15/33	758	801

Pool #614169,

5.00%, 7/15/33	366	382

Pool #617739,

6.00%, 10/15/37	236	250

Pool #634431,

6.00%, 9/15/34	106	112

Pool #641416,

5.50%, 4/15/35	457	482

Pool #646341,

6.00%, 11/15/36	358	379

Pool #648538,

5.00%, 12/15/35	615	640

Pool #651753,

5.50%, 3/15/36	323	340

Pool #658560,

6.50%, 8/15/36	1,047	1,114

Pool #661917,

7.00%, 4/15/37	263	285

Pool #670114,

6.50%, 7/15/37	356	379

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Ginnie Mae I Pool – 3.5% – continued

Pool #675211,

6.50%, 3/15/38	$506	$538

Pool #675484,

5.50%, 6/15/38	1,530	1,608

Pool #676360,

6.50%, 10/15/37	363	386

Pool #687824,

5.50%, 8/15/38	1,852	1,947

Pool #687900,

5.00%, 9/15/38	493	511

Pool #687901,

5.00%, 9/15/38	1,821	1,888

Pool #688461,

6.00%, 5/15/38	2,251	2,381

Pool #692309,

6.00%, 1/15/39	1,000	1,058

Pool #695635,

7.00%, 10/15/38	127	137

Pool #698479,

4.00%, 8/15/39	1,500	1,486

Pool #699277,

6.00%, 9/15/38	964	1,020

Pool #700972,

5.50%, 11/15/38	825	868

Pool #701196,

6.00%, 10/15/38	1,497	1,583

Pool #704185,

5.50%, 1/15/39	1,598	1,680

Pool #781939,

6.00%, 7/15/34	1,648	1,752

Pool #782131,

5.50%, 12/15/36	813	855

Pool #782150,

5.50%, 4/15/37	781	822

Pool #782259,

5.00%, 2/15/36	903	938

Pool #782272,

5.50%, 2/15/38	1,985	2,088

Pool #782498,

6.00%, 12/15/38	1,126	1,192

Pool TBA,

4.50%, 10/15/39 (4)	14,200	14,409

5.00%, 10/15/39 (4)	10,800	11,175
		55,841

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Ginnie Mae II Pool – 1.8%

Pool #3570,

6.00%, 6/20/34	$355	$379

Pool #3665,

5.50%, 1/20/35	1,106	1,167

Pool #3852,

6.00%, 5/20/36	300	319

Pool #3910,

6.00%, 10/20/36	562	596

Pool #3994,

5.00%, 6/20/37	381	395

Pool #4018,

6.50%, 8/20/37	256	272

Pool #4026,

5.00%, 9/20/37	432	448

Pool #4027,

5.50%, 9/20/37	338	356

Pool #4040,

6.50%, 10/20/37	270	287

Pool #4098,

5.50%, 3/20/38	1,674	1,761

Pool #4116,

6.50%, 4/20/38	593	631

Pool #4170,

6.00%, 6/20/38	1,375	1,457

Pool #4194,

5.50%, 7/20/38	3,710	3,903

Pool #4243,

5.00%, 9/20/38	921	954

Pool #4244,

5.50%, 9/20/38	1,000	1,052

Pool #4245,

6.00%, 9/20/38	681	722

Pool #4269,

6.50%, 10/20/38	701	746

Pool #4344,

6.00%, 1/20/39	1,159	1,228

Pool #4345,

6.50%, 1/20/39	723	769

Pool #4425,

5.50%, 4/20/39	1,415	1,489

Pool #4540,

4.50%, 9/20/39	2,500	2,537

Pool #654804,

6.00%, 5/20/36	420	446

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 45.5% (5) – continued

Ginnie Mae II Pool – 1.8% – continued

Pool #782433,

6.00%, 10/20/38	$2,242	$2,381

Pool TBA,

5.00%, 10/1/34 (4)	2,600	2,688

4.50%, 10/15/39 (4)	2,200	2,226
		29,209

Tennessee Valley Authority – 0.2%

5.50%, 7/18/17	600	672

5.25%, 9/15/39	1,650	1,741
		2,413
Total U.S. Government Agencies
(Cost $699,216)		723,162

U.S. GOVERNMENT OBLIGATIONS – 27.4%

U.S. Treasury Bonds – 4.6%

8.75%, 8/15/20	1,450	2,126

7.88%, 2/15/21	1,550	2,161

8.00%, 11/15/21	2,125	3,008

7.13%, 2/15/23	2,000	2,682

6.25%, 8/15/23	11,550	14,477

7.63%, 2/15/25	165	235

6.00%, 2/15/26	6,750	8,375

5.38%, 2/15/31	1,000	1,188

4.50%, 2/15/36	475	510

4.75%, 2/15/37	7,335	8,184

5.00%, 5/15/37	4,575	5,302

4.38%, 2/15/38	8,890	9,365

4.50%, 5/15/38	1,700	1,829

3.50%, 2/15/39	6,000	5,436

4.25%, 5/15/39	7,500	7,759
		72,637

U.S. Treasury Notes – 22.8%

2.38%, 8/31/10	10,000	10,180

4.50%, 5/15/10	16,100	16,523

5.75%, 8/15/10	1,000	1,046

1.50%, 10/31/10	15,000	15,168

4.50%, 11/15/10	3,000	3,135

4.25%, 1/15/11	3,000	3,143

0.88%, 1/31/11	6,000	6,025

0.88%, 2/28/11	25,000	25,096

4.50%, 2/28/11	3,000	3,164

4.88%, 4/30/11	5,750	6,127

4.63%, 8/31/11	5,450	5,835

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 27.4% – continued

U.S. Treasury Notes – 22.8% – continued

4.63%, 10/31/11	$1,750	$1,881

1.75%, 11/15/11	8,000	8,121

1.13%, 1/15/12	7,000	7,000

4.63%, 2/29/12	1,350	1,462

1.38%, 4/15/12	29,000	29,127

4.63%, 7/31/12	6,850	7,479

4.13%, 8/31/12	10,400	11,217

4.25%, 9/30/12	2,250	2,438

3.38%, 11/30/12	1,000	1,059

3.63%, 12/31/12	3,500	3,733

2.88%, 1/31/13	9,500	9,906

3.13%, 4/30/13	4,000	4,200

3.38%, 7/31/13	8,000	8,474

4.25%, 8/15/13	425	463

3.13%, 8/31/13	2,000	2,096

3.13%, 9/30/13	9,700	10,164

2.75%, 10/31/13	17,500	18,060

2.00%, 11/30/13	4,700	4,707

1.75%, 3/31/14	5,000	4,920

1.88%, 4/30/14	15,000	14,822

2.63%, 6/30/14	10,500	10,687

2.63%, 7/31/14	3,000	3,050

4.25%, 8/15/14	2,000	2,186

2.38%, 8/31/14	2,500	2,509

2.38%, 9/30/14	17,000	17,044

4.00%, 2/15/15	2,000	2,155

4.50%, 11/15/15	2,000	2,205

5.13%, 5/15/16	3,000	3,422

3.25%, 6/30/16	10,000	10,243

4.63%, 11/15/16	2,600	2,882

4.63%, 2/15/17	2,500	2,768

4.50%, 5/15/17	1,850	2,030

4.75%, 8/15/17	2,400	2,674

4.25%, 11/15/17	2,950	3,179

3.50%, 2/15/18	6,250	6,383

3.88%, 5/15/18	3,300	3,458

4.00%, 8/15/18	20,750	21,906

3.75%, 11/15/18	2,300	2,380

2.75%, 2/15/19	13,000	12,406

3.63%, 8/15/19	3,000	3,079
		363,417
Total U.S. Government Obligations
(Cost $425,435)		436,054

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.2%

California – 0.1%

California State Various Purpose Taxable G.O. Unlimited Revenue Bonds, Build America Bonds,

7.55%, 4/1/39	$585	$653

University of California, Revenue Bonds, Build America Bonds,

6.27%, 5/15/31	200	212
		865

Illinois – 0.1%

Chicago Transit Authority Revenue Bonds, Series A,

6.90%, 12/1/40	300	335

Illinois State Taxable Pension G.O. Unlimited Bonds,

5.10%, 6/1/33	1,025	960
		1,295

Nevada – 0.0%

County of Clark, Revenue Bonds, Series B, Build America Bonds,

6.88%, 7/1/42	355	364

New Jersey – 0.0%

New Jersey State Turnpike Authority, Taxable Revenue Bonds, Build America Bonds,

7.41%, 1/1/40	125	155

New York – 0.0%

Metropolitan Transportation Authority, Taxable Revenue Bonds, Build America Bonds,

7.34%, 11/15/39	75	93

Texas – 0.0%

North Texas Tollway Authority, Taxable Revenue Bonds, Series B, Build America Bonds,

6.72%, 1/1/49	125	144
Total Municipal Bonds
(Cost $2,787)		2,916

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 15.9%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit,

0.06%, 10/1/09	$252,569	$252,569
Total Short-Term Investments
(Cost $252,569)		252,569

Total Investments – 115.1%
(Cost $1,773,443)		1,830,411
Liabilities less Other Assets – (15.1)%		(239,739)
NET ASSETS – 100.0%		$1,590,672

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2009, the value of these restricted illiquid securities amounted to approximately $3,195,000 or 0.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Cenovus Energy Inc.,
4.50%, 9/15/14	9/15/09	$50
Cenovus Energy, Inc.,
6.75%, 11/15/39	9/15/09	65
DirecTV Holdings LLC/DirecTV Financing Co. Inc.,
5.88%, 10/1/19	9/14/09-9/15/09	497
FirstEnergy Solutions Corp.,
6.80%, 8/15/39	8/04/09-9/21/09	386
News America, Inc.,
6.90%, 8/15/39	8/20/09	110
Republic Services, Inc.,
5.50%, 9/15/19	8/31/09	119
Verizon Wireless LLC,
5.55%, 2/01/14	9/02/09-9/23/09	510
Verizon Wireless LLC,
8.50%, 11/15/18	1/23/09-3/13/09	1,258
Western Union (The) Co.,
6.20%, 11/17/36	9/21/07	48

(3)	Issuer has defaulted on terms of debt obligation.
(4)	When-Issued Security.
(5)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the credit quality distribution for the Bond Index Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	80.1%
AA	3.4
A	9.8
BAA	6.7
Total	100.0%

*	Standard & Poor’s Rating Services.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary source. The Fund valued certain securities using a quote from a third party provider. The Fund valued certain securities using a quote from a single provider. The Fund valued certain securities at cost as cost was deemed to be an accurate representation of fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$60,458(1)	$–	$60,458
Corporate Bonds
Aerospace/Defense	–	4,130	249	4,379
Agriculture	–	3,830	–	3,830
Apparel	–	34	–	34
Auto Manufacturers	–	1,202	–	1,202
Auto Parts & Equipment	–	78	–	78
Banks	–	66,466	–	66,466
Beverages	–	4,681	–	4,681
Biotechnology	–	992	–	992
Building Materials	–	206	–	206
Chemicals	–	4,336	–	4,336
Commercial Services	–	460	50	510
Computers	–	4,244	–	4,244
Cosmetics/Personal Care	–	1,995	–	1,995
Diversified Financial Services	–	33,937	–	33,937
Electric	–	22,892	403	23,295

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Electrical Components & Equipment	$–	$597	$–	$597
Environmental Control	–	759	124	883
Food	–	7,241	–	7,241
Forest Products & Paper	–	929	–	929
Gas	–	831	–	831
Healthcare-Products	–	1,572	–	1,572
Healthcare-Services	–	2,484	–	2,484
Home Furnishings	–	254	–	254
Household Products/Wares	–	1,225	–	1,225
Insurance	–	9,739	–	9,739
Iron/Steel	–	390	–	390
Lodging	–	204	–	204
Machinery-Construction & Mining	–	138	–	138
Machinery-Diversified	–	334	–	334
Media	–	12,768	614	13,382
Mining	–	2,130	–	2,130
Miscellaneous Manufacturing	–	3,462	–	3,462
Office/Business Equipment	–	1,030	–	1,030
Oil & Gas	–	7,639	–	7,639
Oil & Gas Services	–	472	–	472
Packaging & Containers	–	69	–	69
Pharmaceuticals	–	11,440	–	11,440
Pipelines	–	7,647	–	7,647
Real Estate	–	23	–	23
Real Estate Investment Trusts	–	2,472	–	2,472
Retail	–	9,848	–	9,848
Savings & Loans	–	77	–	77
Software	–	2,203	–	2,203
Telecommunications	–	15,682	1,883	17,565
Transportation	–	3,489	–	3,489
Water	–	78	–	78
Foreign Issuer Bonds
Banks	–	19,465	–	19,465
Beverages	–	1,366	–	1,366
Building Materials	–	225	–	225
Chemicals	–	666	–	666
Diversified Financial Services	–	3,377	–	3,377
Electric	–	1,214	–	1,214
Electronics	–	474	–	474
Healthcare-Products	–	362	–	362
Holding Companies-Diversified	–	108	–	108
Insurance	–	218	–	218
Iron/Steel	–	788	–	788
Media	–	412	–	412
Mining	–	4,620	–	4,620
Miscellaneous Manufacturing	–	940	55	995
Multi-National	–	15,112	199	15,311
Oil & Gas	–	6,724	121	6,845
Oil & Gas Services	–	456	–	456
Pharmaceuticals	–	1,971	–	1,971
Pipelines	–	1,417	–	1,417
Regional	–	5,642	–	5,642

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Sovereign	$–	$18,616		$132	$18,748
Telecommunications	–	9,845		–	9,845
Transportation	–	695		–	695
U.S. Government Agencies
Fannie Mae	–	341,600		1,130	342,730
Federal Farm Credit Bank	–	518		–	518
Federal Home Loan Bank	–	24,618		–	24,618
Freddie Mac	–	149,219		–	149,219
Freddie Mac Gold	–	118,614		–	118,614
Ginnie Mae I Pool	–	55,841		–	55,841
Ginnie Mae II Pool	–	29,209		–	29,209
Tennessee Valley
Authority	–	2,413		–	2,413
U.S. Government Obligations	–	436,054	(1)	–	436,054
Municipal Bonds	–	2,916	(1)	–	2,916
Short-Term Investments	–	252,569		–	252,569
Total Investments	$–	$1,825,451		$4,960	$1,830,411

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Corporate Bonds
Aerospace/Defense	$–	$–	$–	$249	$–	$249
Banks	105	–	–	–	(105)	–
Commercial Services	–	–	50	–	–	50
Computers	243	–	(7)	(236)	–	–
Electric	358	–	5	40	–	403
Environmental Control	–	–	5	119	–	124
Insurance	85	(212)	307	(180)	–	–
Media	280	–	27	307	–	614
Telecommunications	1,257	–	116	510	–	1,883
Foreign Issuer Bonds
Miscellaneous
Manufacturing	–	–	–	55	–	55
Multi-National	197	–	2	–	–	199
Oil & Gas	–	–	6	115	–	121
Sovereign	648	(2)	(33)	167	(648)	132
U.S. Government Agencies Fannie Mae	3,007	(10)	6	(1,873)	–	1,130
Total	$6,180	$(224)	$484	$(727)	$(753)	$4,960

The amount of change in total unrealized gain on investments in Level 3 securities still held at September 30, 2009 was approximately $167,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUNDS

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.8%

Commercial Mortgage Services – 2.8%

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2,

5.32%, 9/10/47	$9,850	$9,885

Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2,

5.86%, 6/11/40	11,750	11,585

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,

5.08%, 2/15/31	4,460	4,476

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,

5.26%, 9/15/39	4,700	4,744
		30,690
Total Asset-Backed Securities
(Cost $30,972)		30,690

CORPORATE BONDS – 25.2%

Aerospace/Defense – 0.6%

BAE Systems Holdings, Inc.,

6.38%, 6/1/19 (1)(2)	5,735	6,328

Agriculture – 0.7%

Bunge Ltd. Finance Corp.,

8.50%, 6/15/19	1,535	1,770

Lorillard Tobacco Co.,

8.13%, 6/23/19	5,235	5,941
		7,711

Banks – 4.5%

Citibank N.A.,

1.38%, 8/10/11	5,045	5,063

1.88%, 6/4/12	10,993	11,066

Citigroup, Inc.,

2.88%, 12/9/11	9,729	10,043

Goldman Sachs Group (The), Inc.,

5.15%, 1/15/14	2,960	3,108

5.95%, 1/18/18	2,910	3,019

JPMorgan Chase Bank N.A.,

6.00%, 10/1/17	5,325	5,600

Morgan Stanley,

5.45%, 1/9/17	3,500	3,505

7.30%, 5/13/19	2,650	2,916

SunTrust Bank,

0.53%, 5/21/12	5,600	5,101
		49,421

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.2% – continued

Beverages – 0.3%

Miller Brewing Co.,

5.50%, 8/15/13 (1)(2)	$3,160	$3,340

Biotechnology – 0.3%

Amgen, Inc.,

6.40%, 2/1/39	2,790	3,198

Chemicals – 0.8%

Dow Chemical (The) Co.,

9.40%, 5/15/39	2,620	3,227

Mosaic (The) Co.,

7.63%, 12/1/16 (2)	4,765	5,083
		8,310

Commercial Services – 0.2%

Erac USA Finance Co.,

7.00%, 10/15/37 (1)(2)	2,595	2,429

Diversified Financial Services – 2.9%

Bear Stearns (The) Cos., LLC,

5.70%, 11/15/14	2,840	3,042

Capital One Bank USA N.A.,

8.80%, 7/15/19	2,485	2,873

Citigroup Funding, Inc.,

2.13%, 7/12/12	4,043	4,088

Countrywide Home Loans, Inc.,

4.00%, 3/22/11	3,995	4,060

General Electric Capital Corp.,

2.13%, 12/21/12 (3)	7,227	7,293

International Lease Finance Corp.,

5.75%, 6/15/11	3,345	3,047

John Deere Capital Corp.,

5.25%, 10/1/12	4,965	5,369

Merrill Lynch & Co., Inc.,

6.05%, 5/16/16	1,435	1,438

Power Receivable Finance LLC,

6.29%, 1/1/12 (1)(2)	692	706
		31,916

Electric – 0.9%

Nevada Power Co.,

6.50%, 8/1/18	4,590	5,021

Progress Energy, Inc.,

7.05%, 3/15/19	3,745	4,361
		9,382

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.2% – continued

Electronics – 0.3%

Agilent Technologies, Inc.,

5.50%, 9/14/15	$2,720	$2,798

Environmental Control – 0.4%

Allied Waste North America, Inc.,

6.13%, 2/15/14	3,975	4,073

Forest Products & Paper – 0.3%

International Paper Co.,

7.50%, 8/15/21	3,425	3,629

Insurance – 2.1%

Liberty Mutual Group, Inc.,

5.75%, 3/15/14 (1)(2)	744	701

Metropolitan Life Global Funding I,

2.88%, 9/17/12 (1)(2)	6,690	6,662

5.13%, 6/10/14 (1)(2)	2,915	3,045

Pricoa Global Funding I,

4.20%, 1/15/10 (1)(2)	6,000	5,998

5.45%, 6/11/14 (1)(2)	5,735	6,042
		22,448

Iron/Steel – 0.4%

ArcelorMittal USA, Inc.,

6.50%, 4/15/14	4,130	4,341

Lodging – 0.4%

Hyatt Hotels Corp.,

6.88%, 8/15/19 (1)(2)	4,580	4,700

Media – 1.8%

Comcast Corp.,

6.55%, 7/1/39	2,130	2,276

DirecTV Holdings LLC / DirecTV Financing Co., Inc.,

4.75%, 10/1/14 (1)(2)	5,140	5,140

7.63%, 5/15/16	2,625	2,809

News America, Inc.,

6.90%, 8/15/39 (1)(2)	2,385	2,539

Time Warner Cable, Inc.,

8.25%, 4/1/19	5,285	6,388
		19,152

Metal Fabrication/Hardware – 0.5%

Commercial Metals Co.,

7.35%, 8/15/18	4,845	5,115

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.2% – continued

Mining – 0.8%

Newmont Mining Corp.,

6.25%, 10/1/39	$8,335	$8,278

Office/Business Equipment – 0.4%

Xerox Corp.,

5.50%, 5/15/12	3,975	4,168

Oil & Gas – 2.2%

Anadarko Petroleum Corp.,

8.70%, 3/15/19	5,075	6,068

Premcor Refining Group (The), Inc.,

6.75%, 5/1/14	7,385	7,252

Questar Market Resources, Inc.,

6.80%, 3/1/20	2,070	2,131

Rowan Cos, Inc.,

7.88%, 8/1/19	5,775	6,209

XTO Energy, Inc.,

4.63%, 6/15/13	2,270	2,348
		24,008

Oil & Gas Services – 0.3%

Smith International, Inc.,

9.75%, 3/15/19	2,525	3,115

Pharmaceuticals – 1.4%

Express Scripts, Inc.,

5.25%, 6/15/12	2,515	2,670

Lilly (Eli) & Co.,

3.55%, 3/6/12	4,885	5,115

Merck & Co., Inc.,

5.85%, 6/30/39	1,600	1,796

Pfizer, Inc.,

4.45%, 3/15/12	4,905	5,210
		14,791

Pipelines – 0.5%

Enterprise Products Operating LLC,

4.60%, 8/1/12	3,295	3,414

Plains All American Pipeline LP,

4.25%, 9/1/12	2,405	2,473
		5,887

Real Estate Investment Trusts – 0.0%

iStar Financial, Inc.,

10.00%, 6/15/14 (1)(2)	402	327

Retail – 0.9%

CVS Caremark Corp.,

6.60%, 3/15/19	3,120	3,517

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.2% – continued

Retail – 0.9% – continued

6.13%, 9/15/39	$6,625	$6,739
		10,256

Telecommunications – 1.3%

Cellco Partnership/Verizon Wireless Capital LLC,

3.75%, 5/20/11 (2)	8,720	8,997

5.55%, 2/1/14 (1)(2)	2,570	2,777

Verizon Communications, Inc.,

7.35%, 4/1/39	2,085	2,472
		14,246
Total Corporate Bonds
(Cost $260,730)		273,367

FOREIGN ISSUER BONDS – 4.4%

Banks – 1.4%

Barclays Bank PLC,

6.75%, 5/22/19	5,040	5,637

Credit Suisse New York,

5.00%, 5/15/13	6,940	7,345

5.50%, 5/1/14	2,315	2,487
		15,469

Insurance – 1.1%

Allied World Assurance Holdings Ltd. of Bermuda,

7.50%, 8/1/16	2,620	2,738

Catlin Insurance Co. Ltd.,

7.25%, 1/19/17 (1)(2)	5,600	3,696

XL Capital Ltd.,

6.50%, 4/15/17	7,200	5,184
		11,618

Iron/Steel – 0.3%

ArcelorMittal,

5.38%, 6/1/13	3,365	3,440

Mining – 0.3%

Anglo American Capital PLC,

9.38%, 4/8/14 (1)(2)	2,950	3,437

Miscellaneous Manufacturing – 0.8%

Tyco Electronics Group S.A.,

6.00%, 10/1/12	5,942	6,287

Tyco International Finance S.A.,

4.13%, 10/15/14	1,970	1,963
		8,250

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 4.4% – continued

Oil & Gas – 0.5%

Nexen, Inc.,

6.40%, 5/15/37	$2,280	$2,220

7.50%, 7/30/39	2,705	2,945
		5,165
Total Foreign Issuer Bonds
(Cost $48,636)		47,379

U.S. GOVERNMENT AGENCIES – 49.2% (4)

Fannie Mae – 36.9%

2.00%, 9/28/12	11,479	11,495

3.13%, 9/29/14	12,435	12,435

Pool #190371,

6.50%, 7/1/36	1,458	1,562

Pool #255452,

5.50%, 10/1/19	4,573	4,883

Pool #257314,

5.00%, 8/1/23	5,812	6,103

Pool #535714,

7.50%, 1/1/31	149	167

Pool #545003,

8.00%, 5/1/31	9	10

Pool #545437,

7.00%, 2/1/32	322	356

Pool #545556,

7.00%, 4/1/32	214	237

Pool #555189,

7.00%, 12/1/32	1,168	1,288

Pool #581806,

7.00%, 7/1/31	508	561

Pool #695066,

5.50%, 4/1/33	6,599	6,943

Pool #725424,

5.50%, 4/1/34	15,490	16,296

Pool #725787,

5.00%, 9/1/19	11,250	11,924

Pool #735893,

5.00%, 10/1/35	19,620	20,338

Pool #796457,

6.00%, 9/1/34	7,463	7,930

Pool #797773,

5.00%, 3/1/20	1,265	1,338

Pool #829125,

5.50%, 10/1/35	12,093	12,700

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 49.2% (4) – continued

Fannie Mae – 36.9% – continued

Pool #831810,

6.00%, 9/1/36	$13,616	$14,409

Pool #845182,

5.50%, 11/1/35	11,511	12,089

Pool #869217,

5.47%, 2/1/36	8,587	9,019

Pool #871232,

6.00%, 4/1/36	9,218	9,754

Pool #889266,

4.50%, 3/1/23	4,221	4,380

Pool #890001,

5.00%, 2/1/38	11,576	12,000

Pool #890009,

5.50%, 9/1/36	13,109	13,792

Pool #893082,

5.81%, 9/1/36	6,115	6,444

Pool #919638,

5.50%, 9/1/37	10,867	11,389

Pool #929321,

5.50%, 3/1/38	22,517	23,588

Pool #934476,

4.50%, 3/1/23	6,443	6,685

Pool #946869,

6.00%, 9/1/37	4,108	4,343

Pool #955782,

6.50%, 10/1/37	2,168	2,321

Pool #967984,

5.00%, 1/1/38	5,350	5,535

Pool #968158,

6.50%, 1/1/38	4,992	5,344

Pool #968160,

6.50%, 1/1/38	2,104	2,252

Pool #988916,

5.00%, 8/1/23 (5)	2,993	3,143

Pool #991529,

6.00%, 11/1/38	11,767	12,431

Pool #993739,

6.00%, 9/1/38 (5)	5,642	5,965

Pool TBA,

5.00%, 10/15/33 (5)	15,502	16,011

5.50%, 10/15/35 (5)	53,515	55,973

6.50%, 10/15/35 (5)	6,750	7,214

6.00%, 9/19/38 (5)	37,863	39,946
		400,593

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 49.2% (4) – continued

Federal Home Loan Bank – 0.4%

1.75%, 8/22/12	$4,418	$4,432

Freddie Mac – 3.6%

Pool #1B3575,

6.06%, 9/1/37	6,440	6,828

Pool #1G2296,

6.17%, 11/1/37	10,100	10,733

Pool #1J0365,

5.90%, 4/1/37	6,730	7,117

Pool #1J2840,

5.94%, 9/1/37	4,948	5,236

Pool #848076,

5.57%, 6/1/38 (5)	7,377	7,737

Pool TBA,

6.50%, 10/30/09 (5)	1,100	1,172
		38,823

Freddie Mac Gold – 7.6%

Pool #A61560,

5.50%, 10/1/36	12,667	13,307

Pool #A62213,

6.00%, 6/1/37	10,245	10,838

Pool #A65182,

6.50%, 9/1/37	13,239	14,130

Pool #C00910,

7.50%, 1/1/30	509	571

Pool #C02790,

6.50%, 4/1/37	6,889	7,353

Pool #C02838,

5.50%, 5/1/37	9,516	9,975

Pool #G01954,

5.00%, 11/1/35	9,393	9,739

Pool #G02869,

5.00%, 11/1/35	12,843	13,317

Pool #G04983,

6.50%, 12/1/38	2,650	2,828
		82,058

Ginnie Mae I Pool – 0.3%

Pool #627123,

5.50%, 3/15/34	2,978	3,144

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 49.2% (4) – continued

Government National Mortgage Association – 0.4%

Series 2008, Class 8A,

3.61%, 11/16/27	$4,693	$4,789
Total U.S. Government Agencies
(Cost $516,441)		533,839

U.S. GOVERNMENT OBLIGATIONS – 19.7%
U.S. Treasury Bonds – 2.9%

4.25%, 5/15/39	31,013	32,084

U.S. Treasury Notes – 16.8%

1.38%, 9/15/12	30,303	30,251

2.38%, 9/30/14	60,452	60,608

3.00%, 9/30/16	45,258	45,438

3.63%, 8/15/19	44,510	45,685
		181,982
Total U.S. Government Obligations
(Cost $211,152)		214,066

MUNICIPAL BONDS – 0.5%
Missouri – 0.3%

Missouri State Highways & Transportation Commission, Revenue Bonds, Build America Bonds,

5.45%, 5/1/33	2,795	2,895

New York – 0.2%

Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds, Build America Bonds,

7.34%, 11/15/39	1,695	2,106
Total Municipal Bonds
(Cost $4,490)		5,001

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%
Leap Wireless International, Exp. 4/15/10, Strike $96.80 (2)(6)*	500	$–
Total Warrants
(Cost $5)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 10.8%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit,

0.06%, 10/1/09	$114,407	$114,407

U.S Treasury Bill,

0.26%, 2/11/10 (7)	2,500	2,498
Total Short-Term Investments
(Cost $116,905)		116,905

Total Investments – 112.6%
(Cost $1,189,331)		1,221,247
Liabilities less Other Assets – (12.6)%		(136,815)
NET ASSETS – 100.0%		$1,084,432

(1)	Restricted security that has been deemed illiquid. At September 30, 2009, the value of these restricted illiquid securities amounted to approximately $57,867,000 or 5.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Anglo American Capital PLC,
9.38%, 4/8/14	4/02/09	$2,950
BAE Systems Holdings, Inc.,
6.38%, 6/1/19	6/1/09-8/3/09	5,917
Catlin Insurance Co. Ltd.,
7.25%, 1/19/17	1/11/07-6/27/07	5,516
Cellco Partnership /
Verizon Wireless Capital LLC,
5.55%, 2/1/14	1/30/09	2,553
DirecTV Holdings LLC /
DirecTV Financing Co Inc,
4.75%, 10/1/14	9/14/09-9/17/09	5,145
Erac USA Finance Co.,
7.00%, 10/15/37	10/10/07	2,573
Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	4,574
iStar Financial, Inc.,
10.00%, 6/15/14	4/26/06	785
Liberty Mutual Group, Inc.,
5.75%, 3/15/14	6/16/09-8/31/09	574
Metropolitan Life Global Funding I,
2.88%, 9/17/12	9/10/09	6,671
Metropolitan Life Global Funding I,
5.13%, 6/10/14	6/03/09	2,900
Miller Brewing Co.,
5.50%, 8/15/13	3/6/09	3,021
News America, Inc.,
6.90%, 8/15/39	8/20/09	2,380

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Power Receivable Finance LLC,
6.29%, 1/1/12	9/30/03	$692
Pricoa Global Funding l,
4.20%, 1/15/10	3/12/09-3/13/09	5,550
Pricoa Global Funding I,
5.45%, 6/11/14	6/04/09	5,723

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Securities are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (“TLGP”). Under this program, the FDIC guarantees with the full faith and credit of the U.S. government the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity of the debt or June 30, 2012.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	When-Issued Security.
(6)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Fixed Income Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
Ten Year
U.S. Treasury
Note	248	$29,345	Long	12/09	$659

At September 30, 2009, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	71.9%
AA	3.8
A	7.0
BAA	17.3
Total	100.0%

*	Standard & Poor’s Rating Services.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuations techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$30,690(1)	$–	$30,690
Corporate Bonds
Aerospace/Defense	–		6,328	6,328
Agriculture	–	7,711	–	7,711
Banks	–	49,421	–	49,421
Beverages	–	–	3,340	3,340
Biotechnology	–	3,198	–	3,198
Chemicals	–	8,310	–	8,310
Commercial Services	–	–	2,429	2,429
Diversified Financial Services	–	31,210	706	31,916
Electric	–	9,382	–	9,382
Electronics		2,798		2,798
Environmental Control		4,073		4,073
Forest Products & Paper	–	3,629	–	3,629
Insurance	–	5,998	16,450	22,448
Iron/Steel		4,341		4,341
Lodging	–	–	4,700	4,700
Media	–	11,473	7,679	19,152
Metal Fabrication/ Hardware	–	5,115	–	5,115
Mining		8,278		8,278
Office/Business Equipment	–	4,168	–	4,168
Oil & Gas	–	24,008	–	24,008
Oil & Gas Services	–	3,115	–	3,115
Pharmaceuticals	–	14,791	–	14,791
Pipelines	–	5,887	–	5,887
Real Estate Investment
Trusts	–	–	327	327
Retail	–	10,256	–	10,256
Telecommunications	–	11,469	2,777	14,246
Foreign Issuer Bonds
Banks	–	15,469	–	15,469
Insurance	–	7,922	3,696	11,618
Iron/Steel	–	3,440	–	3,440
Mining	–	–	3,437	3,437
Miscellaneous Manufacturing	–	8,250	–	8,250
Oil & Gas	–	5,165	–	5,165
U.S. Government Agencies	–	533,839(1)	–	533,839
U.S. Government Obligations	–	214,066(1)	–	214,066

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$5,001(1)	$–	$5,001
Short-Term Investments	–	116,905	–	116,905
Total Investments	$–	$1,169,378	$51,869	$1,221,247
Other Financial Instruments *	$659	$–	$–	$659

(1)	Classifications as defined in the Schedule of Investments.

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Corporate Bonds
Aerospace/Defense	$–	$–	$412	$5,916	$–	$6,328
Beverages	3,044	–	296	–	–	3,340
Commercial Services	1,511	–	918	–	–	2,429
Diversified Financial Services	800	–	31	(125)	–	706
Insurance	5,574	–	6,305	10,145	(5,574)	16,450
Lodging	–	–	126	4,574	–	4,700
Media	2,953	93	364	4,269	–	7,679
Pipelines	2,517	208	(75)	(2,650)	–	–
Real Estate Investment Trusts	–	–	(458)	785	–	327
Telecommunications	12,562	1,695	(771)	(10,709)	–	2,777
Foreign Issuer Bonds
Insurance	1,518	–	2,178	–	–	3,696
Mining	–	–	487	2,950	–	3,437
Total	$30,479	$1,996	$9,813	$15,155	$(5,574)	$51,869

The amount of change in total unrealized gain on investments in Level 3 securities still held at September 30, 2009 was approximately $4,886,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)(1)	VALUE (000s)
DEBT OBLIGATIONS – 94.7%

British Pound Sterling – 3.8%

Treasury of Great Britain,

8.00%, 9/27/13	$145	$283

5.00%, 9/7/14	375	665

5.00%, 3/7/25	419	750

4.75%, 12/7/30	150	264

4.25%, 3/7/36	450	736

4.75%, 12/7/38	220	391
		3,089

Canadian Dollar – 2.2%

Government of Canada,

4.25%, 12/1/09	280	263

5.00%, 6/1/14	1,230	1,277

8.00%, 6/1/23	190	257
		1,797

Danish Krone – 0.0%

Government of Denmark,

4.00%, 11/15/12	100	21

Euro – 44.0%

Buoni Poliennali Del Tesoro,

3.75%, 9/15/11	643	981

4.25%, 10/15/12	510	792

3.50%, 6/1/14	550	827

3.75%, 8/1/16	500	752

4.50%, 8/1/18	330	510

4.50%, 3/1/19	550	845

5.00%, 3/1/25	550	852

5.25%, 11/1/29	490	773

5.00%, 8/1/39	170	258

Deutschland Bundesrepublik,

4.25%, 7/4/17	750	1,193

4.00%, 1/4/18	100	156

3.50%, 7/4/19	240	360

6.25%, 1/4/24	285	533

5.63%, 1/4/28	200	355

5.50%, 1/4/31	95	168

Government of Austria,

5.25%, 1/4/11	315	486

5.00%, 7/15/12 (2)	1,180	1,873

Government of Belgium,

5.00%, 9/28/11	400	627

5.00%, 9/28/12	360	574

4.25%, 9/28/14	502	789

4.00%, 3/28/18	260	394

	PRINCIPAL AMOUNT (000s)(1)	VALUE (000s)
DEBT OBLIGATIONS – 94.7% – continued

Euro – 44.0% – continued

Government of France BTAN,

1.50%, 9/12/11	$4,928	$7,241

Government of France O.A.T.,

5.50%, 4/25/10	120	180

4.00%, 10/25/13	250	390

3.50%, 4/25/15	230	351

3.00%, 10/25/15	1,106	1,635

5.00%, 10/25/16	385	633

3.75%, 10/25/19	525	783

5.50%, 4/25/29	400	696

4.00%, 10/25/38	1,000	1,445

Government of Ireland,

5.00%, 4/18/13	100	157

4.60%, 4/18/16	1,277	1,959

4.50%, 10/18/18	245	362

Government of Netherlands,

4.25%, 7/15/13	1,283	2,016

3.75%, 7/15/14	380	587

4.00%, 7/15/18	250	383

Government of Spain,

3.25%, 7/30/10	188	281

4.20%, 7/30/13	270	422

3.30%, 10/31/14	260	391

3.15%, 1/31/16	260	382

4.30%, 10/31/19	250	381

4.80%, 1/31/24	240	375

6.00%, 1/31/29	110	194

Portugal Obrigacoes do Tesouro OT,

5.15%, 6/15/11	300	467
		35,809

Japanese Yen – 23.4%

Government of Japan Five Year Bonds,

0.80%, 12/20/13	70,000	790

Government of Japan Ten Year Bonds,

1.40%, 9/20/11	102,000	1,162

1.50%, 3/20/12	120,000	1,377

1.30%, 6/20/12	163,000	1,865

1.30%, 3/20/15	90,000	1,037

1.50%, 3/20/15	57,000	664

1.50%, 9/20/15	272,300	3,173

1.50%, 12/20/17	220,000	2,541

1.30%, 12/20/18	40,000	450

Government of Japan Thirty Year Bonds,

2.50%, 9/20/37	41,000	485

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)(1)	VALUE (000s)
DEBT OBLIGATIONS – 94.7% – continued

Japanese Yen – 23.4% – continued

Government of Japan Twenty Year Bonds,

1.90%, 3/22/21	$180,000	$2,093

1.80%, 6/20/23	50,000	564

2.10%, 12/20/27	172,000	1,946

1.90%, 12/20/28	80,000	887
		19,034

United States Dollar – 21.3%

Freddie Mac,

5.13%, 7/15/12	750	823

U.S. Treasury Bonds,

8.75%, 5/15/17	300	416

8.50%, 2/15/20	250	359

7.13%, 2/15/23	561	752

6.25%, 8/15/23	600	752

6.63%, 2/15/27	350	464

6.38%, 8/15/27	140	182

6.13%, 8/15/29	50	64

5.38%, 2/15/31	40	47

4.50%, 2/15/36	265	285

4.25%, 5/15/39	500	517

U.S. Treasury Notes,

4.75%, 3/31/11	585	621

1.00%, 7/31/11	1,511	1,515

4.63%, 8/31/11	766	820

1.13%, 12/15/11	1,360	1,361

2.88%, 1/31/13	1,150	1,199

2.75%, 2/28/13	1,024	1,063

4.25%, 11/15/13	234	256

2.00%, 11/30/13	1,000	1,001

2.63%, 6/30/14	1,500	1,527

4.13%, 5/15/15	650	704

4.88%, 8/15/16	1,500	1,688
4.25%, 11/15/17	822	886
		17,302
Total Debt Obligations
(Cost $71,146)		77,052

	PRINCIPAL AMOUNT (000s(1)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.2%

Credit Industriel et Commercial,

Grand Cayman, Eurodollar Time Deposit,

0.06%, 10/1/09	$3,405	$3,405
Total Short-Term Investments
(Cost $3,405)		3,405

Total Investments – 98.9%
(Cost $74,551)		80,457
Other Assets less Liabilities – 1.1%		918
NET ASSETS – 100.0%		$81,375

(1)	Principal amounts stated in local currencies.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

Percentages shown are based on Net Assets.

At September 30, 2009, the credit quality distribution for the Global Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
U.S. Government	21.4%
Other Government	77.4
AAA	1.2

Total	100.0%

* Standard & Poor’s Rating Services.

At September 30, 2009, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
British Pound	1,971	U.S. Dollar	3,261	10/30/09	$111
Canadian Dollar	168	U.S. Dollar	148	10/30/09	(9)
Canadian Dollar	194	U.S. Dollar	179	10/30/09	(3)
Danish Krone	514	U.S. Dollar	97	10/30/09	(4)
Danish Krone	109	U.S. Dollar	22	10/30/09	–
Euro	3,429	U.S. Dollar	4,834	10/30/09	(184)
Euro	1,726	U.S. Dollar	2,449	10/30/09	(76)
Euro	2,739	U.S. Dollar	3,939	10/30/09	(69)
Euro	4,022	U.S. Dollar	5,912	10/30/09	25
Japanese Yen	212,525	U.S. Dollar	2,267	10/30/09	(101)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Japanese Yen	72,054	U.S. Dollar	780	10/30/09	$(23)
Swedish Krona	885	U.S. Dollar	119	10/30/09	(8)
U.S. Dollar	340	Australian Dollar	433	10/30/09	42
U.S. Dollar	3,256	British Pound	1,989	10/30/09	(79)
U.S. Dollar	1,503	British Pound	905	10/30/09	(57)
U.S. Dollar	606	Danish Krone	3,228	10/30/09	29
U.S. Dollar	2,654	Euro	1,885	10/30/09	105
U.S. Dollar	498	Euro	351	10/30/09	15
U.S. Dollar	4,117	Euro	2,800	10/30/09	(19)
U.S. Dollar	1,892	Japanese Yen	172,468	10/30/09	30
U.S. Dollar	1,135	Japanese Yen	103,681	10/30/09	20
U.S. Dollar	6,664	Japanese Yen	619,309	10/30/09	237
U.S. Dollar	496	Swedish Krona	3,906	10/30/09	65

Total					$47

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 — Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 — Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using a quote from a third party provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Debt Obligations
British Pound Sterling	$–	$3,089	$–	$3,089
Canadian Dollar	–	1,797	–	1,797
Danish Krone	–	21	–	21
Euro	–	35,809	–	35,809
Japanese Yen	–	–	19,034	19,034
United States Dollar	–	17,302	–	17,302
Short-Term Investments	–	3,405	–	3,405

Total Investments	$–	$61,423	$19,034	$80,457

Other Financial Instruments*	$–	$47	$–	$47

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Japanese Yen	$17,392	$167	$1,751	$(276)	$–	$19,034

The amount of change in total unrealized gain on investments in Level 3 securities still held at September 30, 2009 was approximately $1,878,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 82.6%

Aerospace/Defense – 1.4%

BE Aerospace, Inc.,

8.50%, 7/1/18	$9,850	$10,096

Moog, Inc.,

7.25%, 6/15/18	9,575	9,192

TransDigm, Inc.,

7.75%, 7/15/14 (1)	9,850	9,567
		28,855

Agriculture – 1.0%

Alliance One International, Inc.,

10.00%, 7/15/16 (1)	19,725	20,366

Apparel – 0.6%

Levi Strauss & Co.,

9.75%, 1/15/15	11,825	12,298

Auto Parts & Equipment – 3.1%

ArvinMeritor, Inc.,

8.75%, 3/1/12	8,757	8,472

8.13%, 9/15/15	7,400	6,438

Goodyear Tire & Rubber (The) Co.,

10.50%, 5/15/16	19,750	21,429

Tenneco, Inc.,

8.63%, 11/15/14	14,800	13,875

TRW Automotive, Inc.,

7.25%, 3/15/17 (1)(2)	18,250	16,060
		66,274

Banks – 3.4%

GMAC, Inc.,

7.25%, 3/2/11	10,977	10,549

6.88%, 9/15/11	19,500	18,351

7.50%, 12/31/13 (1)	19,775	17,303

6.75%, 12/1/14	31,040	26,152
		72,355

Chemicals – 0.5%

NewMarket Corp.,

7.13%, 12/15/16	10,212	9,752

Commercial Services – 1.9%

Hertz (The) Corp.,

8.88%, 1/1/14	11,825	11,943

Iron Mountain, Inc.,

8.75%, 7/15/18	11,525	11,986

Service Corp. International,

7.50%, 4/1/27	18,710	16,699
		40,628

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 82.6% – continued

Distribution/Wholesale – 0.7%

ACE Hardware Corp.,

9.13%, 6/1/16 (1)(2)	$14,875	$15,544

Diversified Financial Services – 4.8%

E*Trade Financial Corp.,

7.88%, 12/1/15	14,800	13,024

Ford Motor Credit Co. LLC,

7.80%, 6/1/12	8,875	8,577

7.50%, 8/1/12	29,600	28,421

8.70%, 10/1/14	14,775	14,473

8.00%, 12/15/16	9,875	9,162

Icahn Enterprises LP/Icahn Enterprises Finance Corp.,

7.13%, 2/15/13	12,600	12,127

International Lease Finance Corp.,

5.13%, 11/1/10	8,850	8,287

5.45%, 3/24/11	9,850	9,080
		103,151

Electric – 5.0%

AES (The) Corp.,

9.75%, 4/15/16 (1)	20,725	22,590

Edison Mission Energy,

7.00%, 5/15/17	26,340	21,994

Energy Future Holdings Corp.,

10.88%, 11/1/17	8,725	6,587

North American Energy Alliance LLC / North American Energy Alliance Finance Corp.,

10.88%, 6/1/16 (1)(2)	11,825	12,180

NRG Energy, Inc.,

7.38%, 2/1/16	5,600	5,418

7.38%, 1/15/17	8,625	8,345

Texas Competitive Electric Holdings Co. LLC,

10.25%, 11/1/15	40,450	29,124
		106,238

Entertainment – 2.8%

AMC Entertainment, Inc.,

8.75%, 6/1/19	10,850	11,203

Scientific Games Corp.,

7.88%, 6/15/16 (1)	8,350	8,246

Scientific Games International, Inc.,

9.25%, 6/15/19 (1)	9,125	9,490

WMG Acquisition Corp.,

9.50%, 6/15/16 (1)	3,400	3,587

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED IN COME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 82.6% – continued

Entertainment – 2.8% – continued

WMG Holdings Corp.,

0.00%, 12/15/14	$11,565	$11,131

Yonkers Racing Corp.,

11.38%, 7/15/16 (1)	14,800	15,392
		59,049

Environmental Control – 1.1%

Casella Waste Systems, Inc.,

11.00%, 7/15/14 (1)	11,600	12,180

Waste Services, Inc.,

9.50%, 4/15/14 (1)	10,850	10,796
		22,976

Food – 3.6%

Del Monte Corp.,

7.50%, 10/15/19 (1)(3)	9,850	9,949

Dole Food Co., Inc.,

13.88%, 3/15/14 (1)	15,275	17,910

Great Atlantic & Pacific Tea Co.,

11.38%, 8/1/15 (1)	16,775	16,985

Ingles Markets, Inc.,

8.88%, 5/15/17	14,775	15,144

Smithfield Foods, Inc.,

7.00%, 8/1/11	15,350	14,736

SUPERVALU, Inc.,

7.50%, 11/15/14	2,400	2,412
		77,136

Forest Products & Paper – 1.2%

NewPage Corp.,

11.38%, 12/31/14 (1)	12,325	12,110

P.H. Glatfelter Co.,

7.13%, 5/1/16	13,375	13,007
		25,117

Gaming – 2.8%

Chukchansi Economic Development Authority,

8.00%, 11/15/13 (1)(2)	17,360	13,714

Isle of Capri Casinos, Inc.,

7.00%, 3/1/14	17,750	15,798

MTR Gaming Group, Inc.,

12.63%, 7/15/14 (1)	11,825	11,529

Peninsula Gaming LLC,

10.75%, 8/15/17 (1)	18,725	18,819
		59,860

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 82.6% – continued

Gas Distribution – 1.2%

Ferrellgas Partners LP,

9.13%, 10/1/17 (1)	$14,800	$15,244

Inergy LP/Inergy Finance Corp.,

8.25%, 3/1/16	9,560	9,608
		24,852

Healthcare – Products – 1.5%

Accellent, Inc.,

10.50%, 12/1/13	18,750	17,906

Biomet, Inc.,

10.00%, 10/15/17	13,075	13,925
		31,831

Healthcare – Services – 6.8%

AMR HoldCo Inc./Emcare HoldCo Inc.,

10.00%, 2/15/15	17,150	18,136

Apria Healthcare Group, Inc.,

12.38%, 11/1/14 (1)	12,625	13,477

CHS/Community Health Systems, Inc.,

8.88%, 7/15/15	10,850	11,121

HCA, Inc.,

9.13%, 11/15/14	14,800	15,281

9.25%, 11/15/16	9,875	10,208

8.50%, 4/15/19 (1)	15,725	16,433

Healthsouth Corp.,

10.75%, 6/15/16	11,650	12,640

Iasis Healthcare LLC/Iasis Capital Corp.,

8.75%, 6/15/14	10,525	10,525

Tenet Healthcare Corp.,

6.88%, 11/15/31	31,375	24,473

US Oncology, Inc.,

9.13%, 8/15/17 (1)	11,825	12,446
		144,740

Home Builders – 0.6%

K Hovnanian Enterprises, Inc.,

11.50%, 5/1/13	12,325	13,003

Insurance – 1.9%

Crum & Forster Holdings Corp.,

7.75%, 5/1/17	9,200	8,464

Liberty Mutual Group, Inc.,

10.75%, 6/15/58 (1)(2)	27,690	26,306

Lincoln National Corp.,

7.00%, 5/17/66	8,900	6,363
		41,133

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 82.6% – continued

Internet – 0.6%

Terremark Worldwide, Inc.,

12.00%, 6/15/17 (1)	$12,350	$13,461

Lodging – 3.1%

Harrah’s Operating Co., Inc.,	19,725	15,681

10.00%, 12/15/18 (1)

Harrahs Operating Escrow LLC/Harrahs Escrow Corp.,

11.25%, 6/1/17 (1)	18,750	19,266

Mandalay Resort Group,

9.38%, 2/15/10	9,875	9,826

MGM Mirage,

5.88%, 2/27/14	19,725	15,484

11.38%, 3/1/18 (1)	6,900	6,486
		66,743

Machinery – Diversified – 0.6%

CNH America, LLC,

7.25%, 1/15/16	13,590	13,012

Media – 3.1%

Cablevision Systems Corp.,

8.63%, 9/15/17 (1)	14,750	15,229

DISH DBS Corp.,

7.88%, 9/1/19 (1)(3)	14,800	14,948

Mediacom Broadband LLC/ Mediacom Broadband Corp.,

8.50%, 10/15/15	19,475	19,670

Univision Communications, Inc.,

12.00%, 7/1/14 (1)(2)	14,800	15,910
		65,757

Oil & Gas – 3.5%

Chesapeake Energy Corp.,

9.50%, 2/15/15	12,900	13,577

6.88%, 1/15/16	11,900	11,275

Encore Acquisition Co.,

7.25%, 12/1/17	11,265	10,477

Forest Oil Corp.,

8.50%, 2/15/14 (1)	3,625	3,652

Linn Energy LLC,

11.75%, 5/15/17 (1)	7,150	7,704

PetroHawk Energy Corp.,

10.50%, 8/1/14 (1)	9,800	10,535

Swift Energy Co.,

7.13%, 6/1/17	19,805	17,231
		74,451

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 82.6% – continued

Oil & Gas Services – 0.5%

Dresser-Rand Group, Inc.,

7.38%, 11/1/14	$10,312	$10,106

Oil Refining & Marketing – 0.6%

Western Refining, Inc.,

11.25%, 6/15/17 (1)(2)	12,800	12,096

Packaging & Containers – 2.3%

BWAY Corp.,

10.00%, 4/14/14 (1)	13,800	14,594

Graham Packaging Co. LP/GPC Capital Corp. I,

9.88%, 10/15/14	15,275	15,695

Plastipak Holdings, Inc.,

10.63%, 8/15/19 (1)(2)	8,375	8,877

Solo Cup Co.,

10.50%, 11/1/13 (1)	9,850	10,441
		49,607

Pipelines – 1.1%

El Paso Corp.,

7.75%, 1/15/32	24,650	22,584

Real Estate Investment Trusts – 1.4%

Felcor Lodging LP,

10.00%, 10/1/14 (1)	12,800	12,384

Host Hotels & Resorts LP,

6.75%, 6/1/16	2,950	2,802

Omega Healthcare Investors, Inc.,

7.00%, 4/1/14	15,425	15,001
		30,187

Retail – 7.5%

Freedom Group, Inc.,

10.25%, 8/1/15 (1)	13,300	14,098

Landry’s Restaurants, Inc.,

14.00%, 8/15/11	24,650	24,743

Macy’s Retail Holdings, Inc.,

7.45%, 7/15/17	11,825	11,282

NPC International, Inc.,

9.50%, 5/1/14	12,217	12,217

Pantry (The), Inc.,

7.75%, 2/15/14	20,070	18,715

RITE AID Corp.,

10.38%, 7/15/16	19,200	18,960

9.50%, 6/15/17	12,880	10,433

Sonic Automotive, Inc.,

8.63%, 8/15/13	14,775	14,110

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 82.6% – continued

Retail – 7.5% – continued

Toys R Us Property Co. I LLC,

10.75%, 7/15/17 (1)	$17,750	$19,081

Wendy’s/Arby’s Restaurants LLC,
10.00%, 7/15/16 (1)	15,300	16,256
		159,895

Telecommunications – 10.9%

Alcatel-Lucent USA, Inc.,

6.45%, 3/15/29	29,225	22,248

Centennial Communications Corp.,

6.35%, 1/1/13	22,825	22,254

Cincinnati Bell, Inc.,

8.38%, 1/15/14	13,350	13,417

8.25%, 10/15/17	16,750	16,499

DigitalGlobe, Inc.,

10.50%, 5/1/14 (1)	8,875	9,407

Frontier Communications Corp.,

9.00%, 8/15/31	24,350	23,863

MasTec, Inc.,

7.63%, 2/1/17	15,070	14,166

PAETEC Holding Corp.,

9.50%, 7/15/15	17,990	16,326

Qwest Capital Funding, Inc.,

7.75%, 2/15/31	15,490	12,353

Qwest Communications International, Inc.,

8.00%, 10/1/15 (1)	4,925	4,919

Sprint Capital Corp.,

6.88%, 11/15/28	24,675	20,604

8.75%, 3/15/32	29,600	27,972

Time Warner Telecom Holdings, Inc.,

9.25%, 2/15/14	10,800	11,124

Windstream Corp.,

8.63%, 8/1/16	10,935	11,181
7.88%, 11/1/17 (1)(3)	5,925	5,895
		232,228

Transportation – 1.5%

Commercial Barge Line Co.,

12.50%, 7/15/17 (1)	14,800	15,392

RailAmerica, Inc.,
9.25%, 7/1/17 (1)	14,800	15,503
		30,895
Total Corporate Bonds
(Cost $1,667,678)		1,756,180

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 16.0%

Aerospace/Defense – 0.2%

Global Aviation Holdings Ltd.,

14.00%, 8/15/13 (1)(2)	$3,450	$3,420

Banks – 1.7%

Lloyds Banking Group PLC,

6.66%, 5/21/37 (1)(2)	19,725	12,032

5.92%, 9/29/49 (1)(2)	14,800	8,436

Royal Bank of Scotland Group PLC,

7.64%, 3/31/49	31,775	15,570
		36,038

Commercial Services – 0.5%

CEVA Group PLC,

11.63%, 10/1/16 (1)	11,825	11,485

Computers – 0.5%

Seagate Technology International,

10.00%, 5/1/14 (1)(2)	9,725	10,625

Diversified Financial Services – 0.5%

FCE Bank PLC,

7.13%, 1/15/13	7,300	9,935

Electric – 0.8%

Intergen N.V.,

9.00%, 6/30/17 (1)(2)	16,750	17,252

Insurance – 0.7%

Catlin Insurance Co. Ltd.,

7.25%, 1/19/17 (1)(2)	23,650	15,609

Media – 1.5%

Kabel Deutschland GmbH,

10.63%, 7/1/14	15,433	16,243

UPC Holding BV,

9.88%, 4/15/18 (1)(2)	14,775	15,514
		31,757

Mining – 0.8%

Vedanta Resources PLC,

9.50%, 7/18/18 (1)(2)	17,100	16,844

Oil & Gas – 1.3%

Compton Petroleum Finance Corp.,

7.63%, 12/1/13	16,500	12,457

OPTI Canada, Inc.,

8.25%, 12/15/14	20,525	15,907
		28,364

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 16.0% – continued

Oil Refining & Marketing – 0.4%

Petroplus Finance Ltd.,

9.38%, 9/15/19 (1)(2)	$9,900	$9,752

Telecommunications – 5.9%

Digicel Group Ltd.,

12.00%, 4/1/14 (1)(2)	8,900	9,923

8.88%, 1/15/15 (1)(2)	16,720	15,550

Global Crossing Ltd.,

12.00%, 9/15/15 (1)(2)	16,750	17,587

Intelsat Bermuda Ltd.,

11.25%, 2/4/17 (1)	12,825	12,729

Intelsat Jackson Holdings Ltd.,

11.25%, 6/15/16	29,075	31,110

Virgin Media Finance PLC,

9.50%, 8/15/16	14,800	15,577

Wind Acquisition Finance S.A.,

11.75%, 7/15/17 (1)(2)	19,700	22,212
		124,688

Transportation – 1.2%

Kansas City Southern de Mexico S.A. de C.V.,

7.63%, 12/1/13	12,875	12,489

12.50%, 4/1/16 (1)	11,175	12,348
		24,837
Total Foreign Issuer Bonds
(Cost $310,593)		340,606

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

IPCS, Inc., Exp. 7/15/10,

Strike $5.50 (1)(4)*	1,500	$–

Leap Wireless International, Inc.,

Exp. 4/15/10, Strike $96.80 (1)(4)*	2,500	–

Leap Wireless International, Inc.,

Exp. 4/15/10, Strike $96.80 (1)(4)*	2,000	–
Total Warrants
(Cost $10)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.2%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit,

0.06%, 10/1/09	$25,725	$25,725
Total Short-Term Investments
(Cost $25,725)		25,725

Total Investments – 99.8%
(Cost $2,004,006)		2,122,511
Other Assets less Liabilities – 0.2%		4,741
NET ASSETS – 100.0%		$2,127,252

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2009, the value of these restricted illiquid securities amounted to approximately $295,442,750 or 13.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
ACE Harware Corp.,
9.13%, 6/01/16	1/30/09-5/15/09	$12,321
Catlin Insurance Co Ltd.,
7.25%, 1/19/17	6/06/07-5/20/09	16,016
Chukchansi Economic Development Authority,
8.00%, 11/15/13	1/23/08-9/28/09	12,204
Digicel Group Ltd.,
12.00%, 4/11/14	6/30/09-7/16/09	9,011
Digicel Group Ltd.,
8.88%, 1/15/15	4/14/09-9/29/09	12,558
Global Aviation Holdings Ltd.,
14.00%, 8/15/13	8/27/09	4,250
Global Crossing Ltd.,
12.00%, 9/15/15	9/11/09-9/24/09	17,242
Intergen NV,
9.00%, 6/30/17	7/23/07-8/24/09	15,813
Liberty Mutual Group, Inc.,
10.75%, 6/15/58	5/22/09-8/13/09	18,787
Lloyds Banking Group PLC,
6.66%, 5/15/37	6/19/09-6/24/09	5,572
Lloyds Banking Group PLC,
5.92%, 9/29/49	6/18/09-8/20/09	8,247
North American Energy Alliance LLC / North American Energy Alliance Finance Corp.,
10.88%, 6/01/16	9/22/09-9/23/09	11,780

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED IN COME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Petroplus Finance Ltd.,
9.38%, 9/15/19	9/9/09	$9,785
Plastipak Holdings, Inc.,
10.63%, 8/15/19	7/23/09-7/24/09	8,281
Seagate Technology International,
10.00%, 5/01/14	4/16/09-4/17/09	9,482
TRW Automotive, Inc.,
7.25%, 3/15/17	8/25/09-9/25/09	15,463
Univision Communications, Inc.,
12.00%, 7/01/14	9/01/09-9/02/09	15,552
UPC Holding BV,
9.88%, 4/15/18	6/16/09-7/16/09	14,309
Vedanta Resources PLC,
9.50%, 7/18/18	7/01/08-8/28/09	14,769
Western Refining, Inc.,
11.25%, 6/15/17	6/05/09-8/27/09	11,530
Wind Acquisition Finance S.A.,
11.75%, 7/15/17	7/01/09-9/17/09	19,973

(3)	When-Issued Security.

(4)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.

* Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the credit quality distribution for the High Yield Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
BBB	2.5%
BB	27.0
B	41.9
CCC	25.7
CC to D	1.7
Not rated	1.2

Total	100.0%

*	Standard & Poor’s Rating Services.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund’s Valuation Committee deemed certain securities as being worthless due to being delisted from their respective exchanges and the remote likelihood of the securities having future value to the Fund. The Fund valued certain securities using a quote from a third party provider. The Fund valued certain securities at cost as cost was deemed to be an accruate representation of fair value. Certain securities were priced by the Investment Manager based on a matrix comprised of market quotes obtained from broker dealers.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2009

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds
Aerospace/Defense	$–	$19,288	$9,567	$28,855
Agriculture	–	20,366	–	20,366
Apparel	–	12,298	–	12,298
Auto Parts & Equipment	–	50,214	16,060	66,274
Banks	–	72,355	–	72,355
Chemicals	–	9,752	–	9,752
Commerical Services	–	40,628	–	40,628
Distribution/Wholesale	–	–	15,544	15,544
Diversified Financial Services	–	103,151	–	103,151
Electric	–	94,058	12,180	106,238
Entertainment	–	59,049	–	59,049
Environmental Control	–	22,976	–	22,976
Food	–	77,136	–	77,136
Forest Products & Paper	–	25,117	–	25,117
Gaming	–	46,146	13,714	59,860
Healthcare-Products	–	31,831	–	31,831
Healthcare-Services	–	144,740	–	144,740
Home Builders	–	13,003	–	13,003
Insuarnce	–	14,827	26,306	41,133
Internet	–	13,461	–	13,461
Lodging	–	66,743	–	66,743
Machinery-Diversified	–	13,012	–	13,012
Media	–	49,847	15,910	65,757
Oil & Gas	–	74,451	–	74,451
Oil & Gas Services	–	10,106	–	10,106
Oil Refining & Marketing	–	–	12,096	12,096
Packaging & Containers	–	40,730	8,877	49,607
Pipelines	–	22,584	–	22,584
Real Estate Investment Trusts	–	30,187	–	30,187
Retail	–	184,747	–	184,747
Telecommunications	–	209,834	22,394	232,228
Transportation	–	30,895	–	30,895
Foreign Issuer Bonds
Aerospace/Defense	–	–	3,420	3,420
Banks	–	15,570	20,468	36,038
Commercial Services	–	–	11,485	11,485
Computers	–	–	10,625	10,625
Diversified Financial Services		9,935	–	9,935
Electric	–	–	17,252	17,252
Insurance	–	–	15,609	15,609
Media	–	16,243	15,514	31,757
Mining	–	–	16,844	16,844
Oil & Gas	–	28,364	–	28,364
Oil Refining & Marketing	–	9,752	–	9,752
Telecommunications	–	59,416	65,272	124,688
Transportation	–	24,837	–	24,837
Short-Term Investments	–	25,725	–	25,725
Total Investments	$–	$1,793,374	$329,137	$2,122,511

See Notes to the Financial Statements.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 03/31/09 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Corporate Bonds
Aerospace/Defense	$12,292	$(121)	$343	$9,696	$(12,643)	$9,567
Auto Parts & Equipment	–	–	597	15,463	–	16,060
Chemicals	7,464	430	(105)	(7,789)	–	–
Distribution/Wholesale	8,446	–	3,077	4,021	–	15,544
Diversified Financial Services	23,727	(3,634)	4,023	(24,116)	–	–
Electric	11,574	384	443	11,780	(12,001)	12,180
Entertainment	6,358	–	–	–	(6,358)	–
Food	14,575	–	–	–	(14,575)	–
Gaming	2,394	(2,678)	10,111	3,887	–	13,714
Gas Distribution	4,946	–	–	–	(4,946)	–
Healthcare - Services	7,124	448	(379)	–	(7,193)	–
Insurance	–	193	7,518	18,595	–	26,306
Media	16,449	769	420	15,552	(17,280)	15,910
Miscellaneous Manufacturing	2,950	52	–	–	(3,002)	–
Oil & Gas	28,497	375	(2,031)	11,520	(26,265)	12,096
Packaging & Containers	–	–	596	8,281	–	8,877
Telecommunications	–	–	23	22,371	–	22,394
Foreign Issuer Bonds
Aerospace/Defense	–	(34)	194	3,260	–	3,420
Banks	–	–	6,649	13,819	–	20,468
Computers	–	75	1,143	9,407	–	10,625
Diversified Financial Services	–	–	(230)	11,715	–	11,485
Electric	14,050	235	2,297	670	–	17,252
Insurance	2,711	–	6,568	6,330	–	15,609
Media	–	85	1,206	14,223	–	15,514
Mining	5,198	(863)	5,127	7,382	–	16,844
Miscellaneous Manufacturing	8,588	2,802	1,112	(12,502)	–	–
Packaging & Containers	13,664	1,182	235	(15,081)	–	–
Telecommunications	28,426	1,063	24,307	40,540	(29,064)	65,272
Transportation	4,710	–	(10,850)	–	6,140	–
Total	$224,143	$763	$62,394	$169,024	$(127,187)	$329,137

The amount of change in total unrealized gain on investments in level 3 securities still held at September 30, 2009 was approximately $51,628,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 7.3%

Banks - 3.0%

Citibank N.A.,

1.38%, 8/10/11	$6,774	$6,798

1.88%, 6/4/12	7,695	7,746

Citigroup, Inc.,

2.88%, 12/9/11	7,015	7,242
		21,786

Diversified Financial Services – 4.3%

Citigroup Funding, Inc.,

2.13%, 7/12/12	6,130	6,198

General Electric Capital Corp.,

2.25%, 3/12/12	15,800	16,085

2.13%, 12/21/12 (1)	8,500	8,577
		30,860
Total Corporate Bonds
(Cost $52,450)		52,646

U.S. GOVERNMENT AGENCIES – 32.4% (2)

Fannie Mae - 25.6%

2.00%, 9/28/12	6,088	6,096

3.13%, 9/29/14	8,700	8,700

Pool #190367,

5.50%, 1/1/36	805	846

Pool #190371,

6.50%, 7/1/36	8,412	9,011

Pool #257042,

6.50%, 1/1/38	9,879	10,575

Pool #555649,

7.50%, 10/1/32	156	175

Pool #735402,

5.00%, 4/1/35	6,584	6,829

Pool #745948,

6.50%, 10/1/36 (3)	27,182	29,116

Pool #869217,

5.47%, 2/1/36	5,350	5,619

Pool #888415,

5.00%, 12/1/36	4,125	4,275

Pool #893082,

5.82%, 9/1/36	2,432	2,562

Pool #905406,

6.50%, 11/1/36	2,515	2,694

Pool #968158,

6.50%, 1/1/38	2,340	2,506

Pool #992145,

6.50%, 10/1/38	10,310	11,035

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AG ENCIES – 32.4% (2) – continued

Fannie Mae – 25.6% – continued

Pool #995049,

5.50%, 2/1/38	$10,599	$11,131

Pool TBA,

5.50%, 10/15/35 (3)	34,650	36,242

6.00%, 9/19/38 (3)	27,900	29,434

Series 2006, Class 26C,

5.50%, 3/25/33	9,030	9,412
		186,258

Freddie Mac – 3.0%

Pool #1J0365,

5.90%, 4/1/37	2,360	2,495

Pool #1J2840,

5.94%, 9/1/37	4,665	4,937

Pool #1Q0323,

5.31%, 5/1/37	8,932	9,397

Pool #410092,

4.45%, 11/1/24	13	13

Series 2944, Class WD,

5.50%, 11/15/28	4,855	5,078
		21,920

Freddie Mac Gold – 2.4%

Pool #G05367,

5.50%, 12/1/35	16,130	16,945

Government National Mortgage Association – 1.4%

Series 2006, Class 67A,

3.95%, 11/16/30	1,142	1,174

Series 2007, Class 4A,

4.21%, 6/16/29	2,807	2,901

Series 2008, Class 14AC,

4.46%, 12/16/30	3,407	3,532

Series 2008, Class 8A,

3.61%, 11/16/27	2,682	2,736
		10,343
Total U.S. Government Agencies
(Cost $233,165)		235,466

U.S. GOVERNMENT OBLIGATIONS – 47.2%

U.S. Treasury Notes – 47.2%

2.00%, 9/30/10	20,000	20,310

1.13%, 12/15/11	3,294	3,298

1.38%, 9/15/12	147,617	147,363

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 47.2% – continued

U.S. Treasury Notes – 47.2% – continued

2.38%, 9/30/14	$155,117	$155,517

3.63%, 8/15/19	16,500	16,936
		343,424
Total U.S. Government Obligations
(Cost $341,975)		343,424

SHORT-TERM INVESTMENTS – 28.7%

Bank of America, Toronto, Eurodollar Time Deposit,

0.03%, 10/1/09	170,342	170,342

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit,

0.06%, 10/1/09	36,926	36,926

U.S. Treasury Bill,

0.26%, 2/11/10	1,725	1,724
Total Short-Term Investments
(Cost $208,992)		208,992

Total Investments – 115.6%
(Cost $836,582)		840,528
Liabilities less Other Assets – (15.6)%		(113,184)
NET ASSETS – 100.0%		$727,344

(1)	Securities are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (“TLGP”). Under this program, the FDIC guarantees with the full faith and credit of the U.S. government the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity of the debt or June 30, 2012.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	When-Issued Security.

Percentages shown are based on Net Assets.

At September 30, 2009, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	100%

*	Standard and Poor’s Rating Services.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT continued	SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Investments held by Short-Intermediate U.S. Government Fund	$–	$840,528 (1)	$–	$840,528

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.4%

Credit Card – 1.4%

Citibank Credit Card Issuance Trust, Series 2009-A3, Class A3,

2.70%, 6/24/13	$500	$510

GE Capital Credit Card Master Note Trust, Series 2009-3 Class A,

2.54%, 9/15/14	1,000	1,000
		1,510
Total Asset-Backed Securities
(Cost $1,499)		1,510

COMMERCIAL PAPER – 0.4%

Media – 0.4%

Time Warner Cable, Inc.,

0.47%, 10/5/09	500	500
Total Commercial Paper
(Cost $500)		500

CORPORATE BONDS – 12.5%

Banks – 1.9%

Goldman Sachs Group (The), Inc.,

6.88%, 1/15/11	500	531

3.63%, 8/1/12	500	513

JPMorgan Chase & Co.,

5.60%, 6/1/11	500	531

Morgan Stanley,

5.05%, 1/21/11	500	517
		2,092

Beverages – 0.8%

Anheuser-Busch Cos., Inc.,

6.00%, 4/15/11	300	315

PepsiCo, Inc.,

5.15%, 5/15/12	500	543
		858

Diversified Financial Services – 1.2%

Caterpillar Financial Services Corp.,

1.03%, 6/24/11	335	337

General Electric Capital Corp.,

6.13%, 2/22/11	500	527

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 12.5% – continued

Diversified Financial Services – 1.2% – continued

National Rural Utilities Cooperative Finance Corp.,

2.63%, 9/16/12	$500	$503
		1,367

Electric – 0.5%

MidAmerican Energy Holdings Co.,

3.15%, 7/15/12	500	506

Healthcare – Services – 1.4%

UnitedHealth Group, Inc.,

0.47%, 6/21/10	1,000	996

5.25%, 3/15/11	500	520
		1,516

Insurance – 1.8%

Metropolitan Life Global Funding I,

2.88%, 9/17/12 (1)	1,000	996

Prudential Financial, Inc.,

3.63%, 9/17/12	1,000	1,006
		2,002

Pharmaceuticals – 0.5%

Merck & Co., Inc.,

1.88%, 6/30/11	500	505

Retail – 1.7%

CVS Caremark Corp.,

0.66%, 6/1/10	1,002	1,003

Home Depot, Inc.,

5.20%, 3/1/11	850	883
		1,886

Software – 0.5%

Oracle Corp.,

5.00%, 1/15/11	500	523

Telecommunications – 0.7%

AT&T, Inc.,

6.25%, 3/15/11	300	320

Cellco Partnership/Verizon Wireless Capital LLC,

3.75%, 5/20/11 (1)	500	516
		836

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED IN COME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 12.5% – continued

Trucking & Leasing – 1.5%

GATX Corp.,

4.75%, 10/1/12	$1,700	$1,710
Total Corporate Bonds
(Cost $13,706)		13,801

FOREIGN ISSUER BONDS – 3.3%

Banks – 0.9%

Rabobank Nederland N.V.,

2.65%, 8/17/12 (1)	1,000	1,011

Chemicals – 0.5%

Potash Corp. of Saskatchewan, Inc.,

7.75%, 5/31/11	500	547

Mining – 1.0%

BHP Billiton Finance USA Ltd.,

5.13%, 3/29/12	1,000	1,079

Oil & Gas – 0.9%

Shell International Finance BV,

1.30%, 9/22/11	1,000	1,002
Total Foreign Issuer Bonds
(Cost $3,622)		3,639

U.S. GOVERNMENT OBLIGATIONS – 7.3%

U.S. Treasury Notes – 7.3%

2.38%, 8/31/10	3,000	3,054

0.88%, 12/31/10	2,000	2,009

0.88%, 5/31/11	1,000	1,002

1.00%, 9/30/11	2,000	2,002
		8,067
Total U.S. Government Obligations
(Cost $8,046)		8,067

MUNICIPAL BONDS – 32.6%

Arizona – 1.4%

Arizona School District Tax Anticipation Note Financing Program COP,

2.00%, 7/30/10	1,000	1,013

Arizona Water Infrastructure Finance Authority Revenue Bonds, Series A,

4.00%, 10/1/11	500	532
		1,545

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 32.6% – continued

California – 2.8%

California State Revenue Anticipation Notes, Subseries A-1,

3.00%, 5/25/10	$1,000	$1,012

Contra Costa California Transportation Authority Sales Tax Revenue Notes,

2.50%, 10/1/10	1,000	1,021

South Coast California Local Education Agencies Revenue Anticipation Notes, Series A, Polled Tax (G.O. of Participants Insured),

2.00%, 9/29/10	1,000	1,016
		3,049

Colorado – 0.2%

Adams & Arapahoe Joint School District 28J Aurora G.O. Unlimited Bonds (State Aid Withholding),

4.00%, 12/1/10	255	265

District of Columbia – 1.0%

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,

5.00%, 12/1/11	1,000	1,088

Florida – 1.0%

Citizens Property Insurance Corp Florida Senior Secured Revenue Refunding Bonds, Series C, High Risk (NATL-RE Insured),

5.00%, 3/1/11	500	517

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay,

5.00%, 6/1/12	500	550
		1,067

Georgia – 2.9%

Atlanta City G.O. Unlimited Bonds, Series A, Public Improvement Project (FSA Insured),

4.00%, 12/1/10	1,015	1,053

Gwinnett County School District G.O. Unlimited Bonds,

5.00%, 2/1/11	2,000	2,118
		3,171

Hawaii – 0.5%

Hawaii State Highway Revenue Bonds, Series B (FSA Insured),

5.00%, 7/1/12	500	553

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 32.6% – continued

Illinois – 1.8%

Illinois Cook County G.O. Unlimited Refunding Bonds, Series A,

3.00%, 11/15/10	$500	$513

3.00%, 11/15/11	500	520

Illinois State G.O. Unlimited Refunding Bonds, Series First (FSA Insured),

5.38%, 10/1/10	500	523

Regional Transportation Authority Tax

Revenue Notes, Series B (G.O. of Authority Insured),

2.88%, 4/1/11	400	407
		1,963

Maryland – 1.9%

Washington Suburban Sanitation District G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,

4.00%, 6/1/11 (2)	1,000	1,056

4.00%, 6/1/12 (2)	1,000	1,082
		2,138

Michigan – 1.6%

Michigan Municipal Bond Authority Revenue Bonds, Series C, Local Government Loan Program (Q-SBLF Insured),

5.00%, 5/1/12	1,165	1,254

Michigan Municipal Bond Authority Revenue Notes, Series C-2, State Aid (JP Morgan Chase Bank LOC),

2.50%, 8/20/10	500	507
		1,761

Nevada – 0.3%

Washoe County Nevada Highway Tax Revenue Bonds, Motor Vehicle Fuel,

3.00%, 2/1/12	293	303

New York – 4.3%

Nassau County G.O. Unlimited Refunding Bonds, Series E,

4.00%, 6/1/12	1,250	1,332

New York City G.O. Unlimited Bonds, Series A-1, Fiscal 2008,

5.00%, 8/1/12	1,000	1,097

New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured,

4.00%, 5/1/11	1,250	1,314

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 32.6% – continued

New York – 4.3% – continued

New York State Dormitory Authority State Person Income Tax Revenue Bonds, Series A,

5.00%, 2/15/11	$500	$529

New York State Thruway Authority General Revenue Bond Anticipation Notes,

4.00%, 7/15/11	500	526
		4,798

Ohio – 2.3%

Columbus Ohio G.O. Unlimited Refunding Bonds, Series B,

5.00%, 5/15/12	390	431

Ohio State G.O. Unlimited Bonds, Series 1, Highway Capital Improvement,

5.00%, 5/1/12	500	551

Ohio State University General Receipts Revenue Bonds, Series A,

3.00%, 12/1/10	500	514

Ohio State Water Development Authority PCR Refunding Bonds, Water Quality,

3.00%, 12/1/11	1,000	1,047
		2,543

Oklahoma – 0.4%

Oklahoma State University Agricultural & Mechanical Colleges Taxable Revenue Bond Anticipation Notes,

2.55%, 8/1/11	500	504

Oregon – 0.9%

Oregon State Tax Anticipation G.O. Unlimited Notes,

2.50%, 6/30/10	1,000	1,016

Texas – 4.5%

Collin County Tax G.O. Refunding Bonds, Series A,

2.00%, 2/15/11	1,055	1,075

Conroe Independent School District G.O. Unlimited Refunding Bonds, Series B, RMKT-08/15/09 (PSF-GTD Insured),

1.50%, 2/15/12	350	353

Fort Worth G.O. Certificates Limited Bonds,

3.00%, 3/1/11	550	567

Houston Public Improvement G.O. Limited Refunding Bonds, Series A,

3.00%, 3/1/11	500	515

3.00%, 3/1/12	360	376

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 32.6% – continued

Texas – 4.5% – continued

Texas State PFA G.O. Unlimited Refunding Bonds,

5.00%, 10/1/12 (2)	$1,000	$1,115

Texas State Tax & Revenue Anticipation Notes,

2.50%, 8/31/10	1,000	1,019
		5,020

Utah – 1.0%

Utah State G.O. Unlimited Bonds, Series C,

3.00%, 7/1/12	1,000	1,056

Virginia – 1.0%

Virginia College Building Authority Education Facilities Revenue Refunding Bonds, Series D, 21st Century College & Equipment,

5.00%, 2/1/11 (2)	1,000	1,058

Wisconsin – 2.8%

Madison WI City Capital Improvement G.O. Unlimited Promissory Notes, Series A,

3.00%, 10/1/12 (2)	1,000	1,059

Wisconsin School Districts Temporary Borrowing Program Tax & Revenue Anticipation Promissory Notes, Series A,

1.88%, 10/15/10	1,000	1,012

Wisconsin State G.O. Unlimited Bonds, Series C,

3.00%, 5/1/12	1,000	1,048
		3,119
Total Municipal Bonds
(Cost $35,878)		36,017

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 18.2%

Northern Institutional Funds -
Diversified Assets Portfolio (3)(4)	20,061,329	$20,062
Total Investment Companies
(Cost $20,062)		20,062

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 29.9%

Arizona State Board of Regents University

Revenue Refunding VRDB, Series B (Lloyds TSB Bank PLC LOC),

0.22%, 10/7/09	$1,000	$1,000

Austin City Of Texas Revenue Refunding VRDB, Water & Wastewater System (Dexxia Credit LOC),

0.45%, 10/1/09	1,550	1,550

Bibb County Development Authority Revenue VRDB , Trustees Mount De Sales (Suntrust Bank Atlanta LOC),

1.15%, 10/7/09	500	500

Chatom Industrial Development Board Revenue VRDB, Series A, Election 2008,

4.00%, 2/1/10	500	500

Connecticut Housing Finance Authority Revenue VRDB, Taxable, Subseries B-4,

2.00%, 10/1/09	840	840

Houston Independent School District G.O. Unlimited VRDB (PST-GTD),

0.35%, 10/1/09	1,000	1,000

Illinois Finance Authority Adjustable Revenue Refunding VRDB, Scared Heart School Project (Fifth Third Bank LOC),

1.86%, 10/7/09	400	400

Kent State University Revenues VRDB, General Receipts (Key Bank N.A. LOC),

1.30%, 10/1/09	800	800

Lowell Michigan Limited Obligation Industrial Development Revenue VRDB, Litehouse Inc. Project (First Third LOC),

1.44%, 10/1/09	1,305	1,305

Lynchburg Industrial Development Authority Revenue Refunding VRDB, Hospital Centra Health, Series D (NATL Insured, Federal Home Loan Bank LOC),

0.37%, 11/4/09	2,000	2,000

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding VRDB, Richland PL Inc. P.J. (Suntrust Bank LOC),

0.85%, 10/7/09	500	500

Noblesville Indiana Economic Development, Revenue VRDB, Series A, Princeton Lakes Apartment (Lasalle Bank N.A. LOC),

0.60%, 10/1/09	1,500	1,500

North Carolina Medical Care Commission Hospital Revenue VRDB, Pooled Equipment Financing Project (KBC Bank N.V. LOC),

0.30%, 10/6/09	1,000	1,000

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 29.9% – continued

North Carolina State G.O. Unlimited

Refunding VRDB, Series F,

0.35%, 10/7/09	$1,000	$1,000

Ohio Cuyahoga County Health Care Facilities Revenue VRDB, McGregor Amasa Stone (Key Bank N.A. LOC),

1.33%, 10/1/09	600	600

Pennsylvania Higher Educational Facilities Authority Revenue VRDB, College of Optometry (Wachovia Bank N.A. LOC),

0.39%, 10/1/09	1,000	1,000

Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Saint Benedict Auburndale School (Regions Bank LOC),

1.60%, 10/1/09	1,000	1,000

Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Tipton Rosemark Academy (Region Bank LOC),

1.75%, 10/1/09	500	500

Tampa Florida Revenue Refunding VRDB, Volunteers of America (Regions Bank LOC),

1.60%, 10/1/09	500	500

Tarrant County Cultural Education Facilities Finance Corp Revenue Refunding VRDB, Series C-5, Christus Health (Compass Bank LOC),

0.70%, 10/7/09	1,000	1,000

Texas G.O. Unlimited Refunding VRDB, Adjustable Tax,

1.25%, 10/7/09	1,000	1,000

U.S. Treasury Bill,

0.28%, 6/17/10	10,000	9,980

University of Akron Ohio Gereral Receipt Revenue Refunding VRDB, Series C-1, (Assured Guaranty Insured),

0.50%, 10/1/09	2,000	2,000

Winston-Salem NC Water and Sewer System, Revenue VRDB, Series B,

0.30%, 10/7/09	1,000	1,000

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Southwest Health Center, Series B (Fifth Third Bank LOC),

1.50%, 10/7/09	600	600
Total Short-Term Investments
(Cost $33,075)		33,075

Total Investments – 105.6%
(Cost $116,388)		116,671
Liabilities less Other Assets – (5.6)%		(6,178)
NET ASSETS – 100.0%		$110,493

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	When-Issued Security.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	The Fund had approximately $20,062,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the period ended September 30, 2009.

Percentages shown are based on Net Assets.

At September 30, 2009, the credit quality distribution for the Tax-Advantaged Ultra-Short Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	6.0%
AA+	8.3
AA	2.7
AA-	6.0
A+	4.1
A	2.0
A–	1.9
A1+	12.3
A1	28.8
A2	5.4
BBB+	4.9
Treasury	16.4
Unrated	1.2

Total	100.0%

*	Standard & Poor’s Rating Services.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$—	$1,510(1)	$—	$1,510
Commercial Paper	—	500	—	500
Corporate Bonds
Banks	—	2,092	—	2,092
Beverages	—	858	—	858
Diversified Financial Services	—	1,367	—	1,367
Electric	—	506	—	506
Healthcare - Services	—	1,516	—	1,516
Insurance	—	2,002	—	2,002
Pharmaceuticals	—	505	—	505
Retail	—	1,886	—	1,886
Software	—	523	—	523
Telecommunications	—	836	—	836
Trucking & Leasing	—	1,710	—	1710
Foreign Issuer Bonds
Banks	—	1,011	—	1,011
Chemicals	—	547	—	547
Mining	—	1,079	—	1,079
Oil & Gas	—	1,002	—	1,002
U.S. Government Obligations	—	8,067(1)	—	8,067
Municipal Bonds	—	36,017(1)	—	36,017
Investment Companies	20,062	—	—	20,062
Short-Term Investments	—	33,075	—	33,075

Total Investments	$20,062	$96,609	$—	$116,671

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.1%

Automobile – 7.6%

Ally Auto Receivables Trust, Series 2009-A, Class A2,

1.32%, 3/15/12 (1)	$500	$500

Bank of America Auto Trust, Series 2009-2A, Class A3,

2.13%, 9/15/13(1)	600	601

Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3,

2.82%, 1/15/16	500	510

Ford Credit Auto Owner Trust, Series 2009-D, Class A2,

1.21%, 1/15/12	700	701

Harley-Davidson Motorcycle Trust, 2009-2, Class A3,

2.62%, 3/15/14	500	505

Honda Auto Receivables Owner Trust, Series 2009-3, Class A3,

2.31%, 5/15/13	500	508

Hyundai Auto Receivables Trust, Series 2009-A, Class A3,

2.03%, 8/15/13	1,000	1,001

USAA Auto Owner Trust, Series 2009-1, Class A3,

3.02%, 6/17/13	1,000	1,025
		5,351

Credit Card – 4.5%

Chase Issuance Trust, Series 2009-A7, Class A7,

0.69%, 9/17/12	1,000	1,001

Citibank Credit Card Issuance Trust, Series 2009-A3, Class A3,

2.70%, 6/24/13	500	510

Discover Card Master Trust, Series 2009-A2, Class A,

1.54%, 2/17/15	600	603

GE Capital Credit Card Master Note Trust, Series 2009-2 Class A,

3.69%, 7/15/15	600	606

GE Capital Credit Card Master Note Trust, Series 2009-3 Class A,

2.54%, 9/15/14	500	500
		3,220
Total Asset-Backed Securities
(Cost $8,525)		8,571

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER - 9.9%

Media – 0.7%

Time Warner Cable, Inc.,

0.47%, 10/5/09	$500	$500

Multi-Seller Conduits - 9.2% Charta Corp.,

0.25%, 12/1/09	1,500	1,499

Gemini Securitization,

0.21%, 11/12/09	1,300	1,300

Ranger Funding Company LLC,

0.20%, 11/4/09	1,000	1,000

Sheffield Receivables Corp.,

0.22%, 12/3/09	1,200	1,199

Thames Asset Global Securitization,

0.21%, 11/12/09	1,500	1,500
		6,498
Total Commercial Paper
(Cost $6,997)		6,998

CORPORATE BONDS – 21.6%

Aerospace/Defense – 0.7%

General Dynamics Corp.,

1.80%, 7/15/11	500	503

Banks – 3.0%

Goldman Sachs Group (The), Inc.,

6.88%, 1/15/11	500	531

3.63%, 8/1/12	500	513

JPMorgan Chase & Co.,

5.60%, 6/1/11	500	531

Morgan Stanley,

5.05%, 1/21/11	500	517
		2,092

Beverages – 1.2%

Anheuser-Busch Cos., Inc.,

6.00%, 4/15/11	300	315

PepsiCo, Inc.,

5.15%, 5/15/12	500	543
		858

Diversified Financial Services – 4.3%

American Honda Finance Corp.,

2.63%, 6/29/11(1)	500	499

Caterpillar Financial Services Corp.,

4.15%, 1/15/10	500	504

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.6% – continued

Diversified Financial Services – 4.3% – continued

General Electric Capital Corp.,

6.13%, 2/22/11	$500	$528

John Deere Capital Corp.,

4.13%, 1/15/10	500	505

National Rural Utilities Cooperative Finance Corp.,

2.63%, 9/16/12	500	503

Toyota Motor Credit Corp.,

1.60%, 8/5/11	500	497
		3,036

Electric – 0.7%

MidAmerican Energy Holdings Co.,

3.15%, 7/15/12	500	506

Healthcare - Services – 3.0%

Roche Holdings, Inc.,

2.39%, 2/25/11(1)	1,000	1,027

UnitedHealth Group, Inc.,

0.47%, 6/21/10	600	597

5.25%, 3/15/11	500	520
		2,144

Insurance – 2.8%

Metropolitan Life Global Funding I,

2.88%, 9/17/12 (1)	1,000	996

Prudential Financial, Inc.,

3.63%, 9/17/12	1,000	1,006
		2,002

Pharmaceuticals – 0.7%

Merck & Co., Inc.,

1.88%, 6/30/11	500	506

Retail – 1.4%

CVS Caremark Corp.,

1.80%, 9/10/10	430	435

Home Depot (The), Inc.,

5.20%, 3/1/11	500	519
		954

Software – 0.8%

Oracle Corp.,

5.00%, 1/15/11	500	523

Telecommunications – 1.1%

AT&T, Inc.,

6.25%, 3/15/11	269	287

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.6% – continued

Telecommunications - 1.1% continued

Cellco Partnership/Verizon Wireless Capital LLC,

3.75%, 5/20/11(1)	$500	$516
		803

Trucking & Leasing – 1.9%

GATX Corp.,

4.75%, 10/1/12	1,300	1,308
Total Corporate Bonds
(Cost $15,147)		15,235

FOREIGN ISSUER BONDS – 7.8%

Banks – 1.6%

Credit Suisse, New York,

3.45%, 7/2/12	500	510

Rabobank Nederland N.V.,

2.65%, 8/17/12 (1)	600	607
		1,117

Chemicals – 1.5%

Potash Corp. of Saskatchewan, Inc.,

7.75%, 5/31/11	1,000	1,094

Cosmetics/Personal Care – 0.9%

Procter & Gamble International Funding SCA,

1.35%, 8/26/11	600	602

Diversified Financial Services – 0.9%

BP Capital Markets PLC,

1.55%, 8/11/11	600	602

Mining – 1.5%

BHP Billiton Finance USA Ltd.,

5.13%, 3/29/12	1,000	1,079

Oil & Gas – 1.4%

Shell International Finance BV,

1.30%, 9/22/11	1,000	1,003
Total Foreign Issuer Bonds
(Cost $5,468)		5,497

U.S. GOVERNMENT AGENCIES – 2.1% (2)

Federal Home Loan Bank – 0.7%

1.63%, 8/25/11	500	501

Freddie Mac – 1.4%

1.50%, 8/24/11	500	503

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 2.1% (2) – continued

Freddie Mac – 1.4% continued

2.18%, 8/17/12	$500	$503
		1,006
Total U.S. Government Agencies
(Cost $1,499)		1,507

U.S. GOVERNMENT OBLIGATIONS – 5.0%

U.S. Treasury Notes – 5.0%

2.38%, 8/31/10	1,000	1,018

0.88%, 12/31/10	1,000	1,004

0.88%, 5/31/11	1,000	1,002

1.00%, 7/31/11	500	502
		3,526
Total U.S. Government Obligations
(Cost $3,508)		3,526

MUNICIPAL BONDS – 1.9%

California – 1.5%

State of California Revenue Anticipation Notes, Subseries A-1,

3.00%, 5/25/10	1,000	1,012

Illinois – 0.4%

Regional Transportation Authority Tax Revenue Notes, Series B (G.O. of Authority),

2.88%, 4/1/11	300	305
Total Municipal Bonds
(Cost $1,312)		1,317

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 14.1%
Northern Institutional Funds - Diversified Assets Portfolio (3)(4)	9,961,164	$9,961
Total Investment Companies
(Cost $9,961)		9,961

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 22.9%

Arizona State Board of Regents University Revenue Refunding VRDB, Series B (Lloyds TSB Bank PLC LOC),

0.22%, 10/7/09	$1,000	$1,000

Bibb County Development Authority Revenue VRDB, Trustees Mount De Sales (SunTrust Bank LOC),

1.15%, 10/7/09	500	500

Chatom Industrial Development Board Revenue VRDB, Series A, Election 2008,

4.00%, 2/1/10	500	500

Connecticut Housing Finance Authority, Taxable Revenue VRDB, Subseries B-4,

2.00%, 10/1/09	1,000	1,000

Elgin Educational Facilities Adjustable Revenue VRDB, Harvest Christian Academy (Fifth Third Bank),

1.00%, 10/1/09	700	700

Houston Utilities System Adjustable Revenue Refunding VRDB, Taxable, Comb-1st, Series D-1 (FSA Insured),

0.40%, 10/1/09	1,000	1,000

Huntsville-Randolph School Educational Building Authority Lease Revenue Refunding VRDB, Randolph School Project (Compass Bank),

0.85%, 10/1/09	500	500

Kent State University Revenues VRDB, General Receipts (Key Bank N.A. LOC),

1.30%, 10/1/09	500	500

Lynchburg Industrial Development Authority Revenue Refunding VRDB, Hospital Centra Health, Series D (NATL Insured, Federal Home Loan Bank LOC),

0.37%, 11/4/09	1,000	1,000

Mississippi State G.O. Unlimited VRDB, Taxable, Series B, Nissan Project,

0.40%, 10/7/09	1,000	1,000

New Hampshire Health & Education Facilities Authority Taxable Revenue VRDB, Series C, Dartmouth College,

0.32%, 10/7/09	500	500

Noblesville Indiana Economic Development, Revenue VRDB, Series A, Princeton Lakes Apartment (Lasalle Bank N.A.),

0.60%, 10/1/09	1,000	1,000

North Carolina Medical Care Commission Hospital Revenue VRDB, Pooled Equipment Financing Project (KBC Bank N.V.),

0.30%, 10/6/09	1,000	1,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED IN COME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 22.9% – continued

Ohio Cuyahoga County Health Care Facilities Revenue VRDB, McGregor Amasa Stone (Key Bank N.A. LOC),

1.33%, 10/1/09	$500	$500

State of North Carolina G.O. Unlimited Refunding VRDB, Series F,

0.35%, 10/7/09	1,000	1,000

State of Texas G.O. Unlimited Refunding VRDB, Adjustable Tax Rate, Series B, Vets Housing Project,

0.50%, 10/7/09	2,000	2,000

Tampa Florida Revenue Refunding VRDB, Volunteers of America (Regions Bank LOC),

1.60%, 10/1/09	500	500

U.S. Treasury Bill,

0.21%, 3/11/10	1,000	999

Winston-Salem Water and Sewer System, Revenue VRDB, Series B,

0.30%, 10/7/09	1,000	1,000
Total Short-Term Investments
(Cost $16,199)		16,199

Total Investments – 97.4%
(Cost $68,616)		68,811
Other Assets less Liabilities – 2.6%		1,855
NET ASSETS – 100.0%		$70,666

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	The Fund had approximately $9,961,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the period ended September 30, 2009.
(4)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2009, the credit quality distribution for the Ultra-Short Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	13.3%
AA+	3.8
AA	1.4
AA-	3.9
A+	6.0
A	4.9
A-	3.2
A1+	13.1
A1	31.1
A2	4.6
BBB+	5.9
Treasury	6.6
Agency	2.2

Total	100.0%

*	Standard & Poor’s Rating Services.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset Backed Securities
Automobile	$–	$5,351	$–	$5,351
Credit Card	–	3,220	–	3,220
Commercial Paper
Media	–	500	–	500
Multi-Seller Conduits	–	6,498	–	6,498
Corporate Bonds
Aerospace/Defense	–	503	–	503
Banks	–	2,092	–	2,092
Beverages	–	858	–	858
Diversified Financial Services	–	3,036	–	3,036
Electric	–	506	–	506
Healthcare Services	–	2,144	–	2,144
Insurance	–	2,002	–	2,002
Pharmaceuticals	–	506	–	506
Retail	–	954	–	954
Software	–	523	–	523
Telecommunications	–	803	–	803
Trucking & Leasing	–	1,308	–	1,308
Foreign Issuer Bonds
Banks	–	1,117	–	1,117
Chemicals	–	1,094	–	1,094
Cosmetics/Personal Care	–	602	–	602
Diversified Financial Services	–	602	–	602
Mining	–	1,079	–	1,079
Oil & Gas	–	1,003	–	1,003
U.S. Government Agencies	–	1,507	–	1,507
U.S. Government Obligations	–	3,526	–	3,526
Municipal Bonds	–	1,317	–	1,317
Investment Companies	9,961	–	–	9,961
Short-Term Investments	–	16,199	–	16,199

Total Investments	$9,961	$58,850	$–	$68,811

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 8.1%

Banks – 3.3%

Citibank N.A.,

1.38%, 8/10/11	$845	$848

1.88%, 6/4/12	1,730	1,741

Citigroup, Inc.,

2.88%, 12/9/11	1,379	1,424
		4,013

Diversified Financial Services – 4.8%

Citigroup Funding, Inc.,

2.13%, 7/12/12	1,640	1,658

General Electric Capital Corp.,

2.25%, 3/12/12	2,900	2,952

2.13%, 12/21/12 (1)	1,200	1,211
		5,821
Total Corporate Bonds
(Cost $9,800)		9,834

U.S. GOVERNMENT AGENCIES – 52.3% (2)

Fannie Mae – 41.9%

2.00%, 9/28/12	1,129	1,131

3.13%, 9/29/14	1,900	1,900

Pool #190371,

6.50%, 7/1/36	1,451	1,554

Pool #257042,

6.50%, 1/1/38	2,452	2,625

Pool #555649,

7.50%, 10/1/32	256	286

Pool #735402,

5.00%, 4/1/35	1,588	1,647

Pool #745948,

6.50%, 10/1/36 (3)	4,749	5,087

Pool #869217,

5.46%, 2/1/36	2,615	2,746

Pool #893082,

5.82%, 9/1/36	876	923

Pool #968158,

6.50%, 1/1/38	1,022	1,094

Pool #992145,

6.50%, 10/1/38	2,240	2,398

Pool #995049,

5.50%, 2/1/38	2,120	2,226

Pool TBA,

5.50%, 10/15/35 (3)	5,750	6,014

6.50%, 10/15/35 (3)	6,989	7,469

6.00%, 9/19/38 (3)	11,819	12,469

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 52.3% (2) – continued

Fannie Mae – 41.9% – continued

Series 2007, Class 26C,

5.50%, 3/25/33	$1,468	$1,530
		51,099

Freddie Mac – 5.1%

Pool #1J0365,

5.90%, 4/1/37	1,855	1,961

Pool #1J2840,

5.95%, 9/1/37	2,516	2,663

Pool #410092,

4.45%, 11/1/24	53	54

Series 2944, Class WD,

5.50%, 11/15/28	1,425	1,490
		6,168

Freddie Mac Gold – 3.4%

Pool #G05367,

5.50%, 12/1/35	3,904	4,101

Government National Mortgage Association – 1.9%

Pool #268360,

10.00%, 4/15/19	21	24

Pool #270288,

10.00%, 6/15/19	23	26

Series 2007, Class 4A,

4.21%, 6/16/29	632	653

Series 2008, Class 14AC,

4.46%, 12/16/30	681	706

Series 2008, Class 8A,

3.61%, 11/16/27	894	912
		2,321
Total U.S. Government Agencies
(Cost $62,988)		63,689

U.S. GOVERNMENT OBLIGATIONS – 47.7%

U.S. Treasury Notes – 47.7%

1.13%, 12/15/11	697	698

1.38%, 9/15/12	4,363	4,355

2.38%, 9/30/14	20,757	20,811

3.00%, 9/30/16	17,847	17,918

3.63%, 8/15/19	14,002	14,372
		58,154
Total U.S. Government Obligations
(Cost $57,581)		58,154

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 17.9%

Bank of America, Toronto, Eurodollar Time Deposit,

0.03%, 10/1/09	$21,445	$21,445

U.S. Treasury Bill,

0.26%, 2/11/10	325	325
Total Short-Term Investments
(Cost $21,770)		21,770

Total Investments – 126.0%
(Cost $152,139)		153,447
Liabilities less Other Assets – (26.0)%		(31,648)
NET ASSETS – 100.0%		$121,799

(1)	Securities are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program (“TLGP”). Under this program, the FDIC guarantees with the full faith and credit of the U.S. government the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity of the debt or June 30, 2012.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	When-Issued Security.

Percentages shown are based on Net Assets.

At September 30, 2009, the credit quality distribution (unaudited) for the U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	100.0%

Total	100.0%

*	Standard and Poor’s Rating Services.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bond	$–	$9,834(1)	$–	$9,834
U.S. Government Agencies	–	63,689(1)	–	63,689
U.S. Government Obligations	–	58,154(1)	–	58,154
Short-Term Investments	–	21,770	–	21,770

Total Investments	$–	$153,447	$–	$153,447

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2009 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

COP	Certificate of Participation
FSA	Financial Security Assurance
FSB	Federal Savings Bank
G.O.	General Obligation
GTD	Guaranteed
LOC	Line of Credit
NATL-RE	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
VRDB	Variable Rate Demand Bond

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2009 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 44 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index, Fixed Income, Global Fixed Income, High Yield Fixed Income, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Global Fixed Income Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein. The Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds commenced investment operations on June 19, 2009.

Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL”), each a subsidiary of The Northern Trust Company (“Northern Trust”), serve jointly as the investment advisers of the Global Fixed Income Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2009, the Fixed Income Fund had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $2,498,000.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) MORTGAGE DOLLAR ROLLS The Funds may enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

F) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. As of September 30, 2009, the aggregate market value of securities segregated to cover such commitments was approximately $834,190,635, $570,042,037, $521,295,216, $568,687,338, $16,627,133, and $83,812,753 for the Bond Index, Fixed Income, High Yield Fixed Income, Short Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income and U.S. Government Funds, respectively. When-issued securities at September 30, 2009, if any, are noted in each of the Fund’s Schedule of Investments and in aggregate, in each Fund’s Statement of Assets and Liabilities.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. The Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds charge a 1 percent redemption fee on the redemption of shares (including by exchange) held for 90 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees for the six months ended September 30, 2009 and the fiscal year ended March 31, 2009 were approximately $13,000 and $169,000, respectively for the High Yield Fixed Income Fund. The impact from redemption fees paid to the Fund was less than $0.001 per share. For the period from June 19, 2009 to September 30, 2009 the Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds did not have any redemption fees. These amounts are included in “Proceeds from Shares Sold” in Note 6 — Capital Share Transactions.

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Bond Index	Daily	Monthly
Fixed Income	Daily	Monthly
Global Fixed Income	Annually	Annually
High Yield Fixed Income	Daily	Monthly
Short-Intermediate U.S. Government	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2008, through the fiscal year ended March 31, 2009, the Bond Index, Fixed Income and High Yield Fixed Income Funds incurred net capital losses of approximately $54,000, $4,137,000 and $147,085,000, respectively for which the Funds intend to treat as having been incurred in the next fiscal year.

At March 31, 2009, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2011	MARCH 31, 2014	MARCH 31, 2015	MARCH 31, 2016	MARCH 31, 2017
Fixed Income	$ —	$2,863	$5,200	$6,244	$9,100
High Yield Fixed Income	23,434	3,599	—	5,500	236,214

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2009, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

Amounts in thousands	UNDISTRIBUTED
	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Bond Index	$—	$1,093	$ —	$15,330
Fixed Income	—	—	—	3,258
Global Fixed Income	—	316	457	(448)
High Yield Fixed Income	—	1,321	—	(123,499)
Short-Intermediate U.S. Government	—	17,150	1,054	4,689
U.S. Government	—	5,871	148	1,672

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$—	$39,102	$—
Fixed Income	—	36,843	—
Global Fixed Income	—	4,700	—
High Yield Fixed Income	—	125,489	—
Short-Intermediate U.S. Government	—	12,581	199
U.S. Government	—	3,075	73

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$—	$17,587	$—
Fixed Income	—	49,335	—
Global Fixed Income	—	1,316	—
High Yield Fixed Income	—	134,041	—
Short-Intermediate U.S. Government	—	7,334	—
U.S. Government	—	5,317	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2009, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2006 through March 31, 2008 remain subject to examination by the Internal Revenue Service.

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears. The agreement will expire on December 10, 2009, unless renewed.

At September 30, 2009, the Funds did not have any outstanding loans.

Interest expense for the six months ended September 30, 2009, was approximately $250 for the Global Fixed Income Fund.

When utilized, the average dollar amount of the Fund’s borrowings was $304,762 and the weighted average interest rate on these borrowings was 1.16 percent.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to receive a fee, computed daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2009, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds for the six months or period ended September 30, 2009, were as follows:

Fund	CONTRACTUAL RATE	EXPENSE LIMITATIONS
Bond Index	0.15%	0.25%

FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

	CONTRACTUAL RATE
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATIONS
Fixed Income	0.70%	0.66%	0.63%	0.90%
Global Fixed Income	0.85%	0.80%	0.77%	1.15%
High Yield Fixed Income	0.70%	0.66%	0.63%	0.89%
Short-Intermediate U.S. Government	0.70%	0.66%	0.63%	0.90%
Tax-Advantaged Ultra-Short Fixed Income*	0.15%	0.141%	0.135%	0.25%
Ultra-Short Fixed Income*	0.15%	0.141%	0.135%	0.25%
U.S. Government	0.70%	0.66%	0.63%	0.90%

*	Commenced investment operations on June 19, 2009.

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administrative fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds currently invest uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custodial fees payable to NTI and/or its affiliates on the uninvested cash invested in the Portfolio is 0.36 percent. NTI is currently reimbursing each of the Funds invested in the Portfolio for the advisory fees received by NTI from the Portfolio in respect of each Fund’s assets invested in the Portfolio. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

6. INVESTMENT TRANSACTIONS

For the six months or period ended September 30, 2009, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$1,014,518	$113,491	$801,622	$13,229
Fixed Income	2,888,024	606,878	2,865,141	509,046
Global Fixed Income	13,863	25,120	16,176	24,769
High Yield Fixed Income	—	2,373,218	-—	1,600,818

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Short-Intermediate U.S. Government	$4,726,653	$76,965	$4,690,678	$36,548
Tax-Advantaged Ultra-Short Fixed Income	13,019	50,691	5,005	-—
Ultra-Short Fixed Income	3,506	29,548	—	-—
U.S. Government	1,029,870	16,597	1,048,833	9,532

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2009, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Bond Index	$61,378	$(4,410)	$56,968	$1,773,443
Fixed Income	37,225	(5,309)	31,916	1,189,331
Global Fixed Income	6,364	(458)	5,906	74,551
High Yield Fixed Income	126,049	(7,544)	118,505	2,004,006
Short-Intermediate U.S. Government	4,004	(58)	3,946	836,582
Tax-Advantaged Ultra-Short Fixed Income	288	(5)	283	116,388
Ultra-Short Fixed Income	204	(9)	195	68,616
U.S. Government	1,318	(10)	1,308	152,139

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months or period ended September 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	48,920	$499,332	472	$4,816	(24,350)	$(248,236)	25,042	$255,912
Fixed Income	25,191	250,301	380	3,751	(17,558)	(173,542)	8,013	80,510
Global Fixed Income	1,666	19,288	—	—	(2,054)	(23,477)	(388)	(4,189)
High Yield Fixed Income	142,162	892,993	2,997	19,355	(73,039)	(476,961)	72,120	435,387
Short-Intermediate U.S. Government	25,797	272,014	23	235	(9,826)	(103,677)	15,994	168,572
Tax-Advantaged Ultra-Short Fixed Income*	10,972	110,186	2	25	(3)	(30)	10,971	110,181
Ultra-Short Fixed Income*	7,019	70,468	—	2	—	—	7,019	70,470
U.S. Government	2,442	25,610	34	360	(4,534)	(47,485)	(2,058)	(21,515)

*	Commenced investment operations on June 19, 2009.

Transactions in capital shares for the fiscal year ended March 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	83,476	$836,522	795	$7,961	(26,387)	$(264,091)	57,884	$580,392
Fixed Income	33,338	322,769	463	4,452	(47,085)	(451,678)	(13,284)	(124,457)
Global Fixed Income	5,926	68,922	95	1,120	(4,606)	(52,746)	1,415	17,296
High Yield Fixed Income	105,888	669,817	3,629	22,972	(104,917)	(671,199)	4,600	21,590
Short-Intermediate U.S. Government	32,810	340,111	442	4,674	(20,302)	(212,253)	12,950	132,532
U.S. Government	7,307	75,214	108	1,124	(6,267)	(64,382)	1,148	11,956

FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

8. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statements of Assets and Liabilities as of September 30, 2009:

FIXED INCOME FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$8	Payable for variation margin on futures contracts	$ —
GLOBAL FIXED INCOME FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$679	Unrealized loss on forward foreign currency exchange contracts	$632

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended September 30, 2009:

FIXED INCOME FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$(10)
	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(1,451)
GLOBAL FIXED INCOME FUND
Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$(583)
	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	$9

Volume of derivative activity for the six months ended September 30, 2009*

	FOREIGN EXCHANGE CONTRACTS		TREASURY NOTE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Fixed Income Fund	—	—	22	$24,600
Global Fixed Income Fund	95	$1,567

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and equity contracts.

**	Amounts in thousands.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through November 23, 2009, the date the financial statements were available to be issued and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/09 - 9/30/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 89), if any, in the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09- 9/30/09
Actual	0.25%	$1,000.00	$1,047.40	$1.28
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27	**

FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09- 9/30/09
Actual	0.90%	$1,000.00	$1,060.60	$4.65
Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56	**

GLOBAL FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09- 9/30/09
Actual	1.15%	$1,000.00	$1,072.00	$5.97
Hypothetical	1.15%	$1,000.00	$1,019.30	$5.82	**

HIGH YIELD FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09- 9/30/09
Actual	0.89%	$1,000.00	$1,211.90	$4.93
Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51	**

SHORT-INTERMEDIATE U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09- 9/30/09
Actual	0.90%	$1,000.00	$1,005.40	$4.52
Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56	**

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME(1)

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09- 9/30/09
Actual	0.25%	$1,000.00	$1,010.00	$0.72
Hypothetical	0.25%	$1,000.00	$1,013.53	$0.72

ULTRA-SHORT FIXED INCOME(1)

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09- 9/30/09
Actual	0.25%	$1,000.00	$1,010.00	$0.72
Hypothetical	0.25%	$1,000.00	$1,013.53	$0.72

FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09- 9/30/09
Actual	0.90%	$1,000.00	$1,002.70	$4.52
Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56	**

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months or period ended September 30, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

(1)	Commenced investment operations on June 19, 2009. Thus, to calculate account values and expenses paid, the 104 day rate of return was used (as opposed to a six-month rate of return).

NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME FUNDS

FIXED INCOME FUNDS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENTS

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, “Northern”).

At a meeting of the Board of Trustees held on May 8, 2009 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement. The Trustees, including a majority of the Independent Trustees voting separately, also considered and approved the investment advisory agreements (together, “New Advisory Agreements”) for the new Ultra Short Fixed-Income Fund and the new Tax-Advantaged Ultra Short Fund (together, the “Ultra Short Funds”).

In evaluating the Advisory Agreement and New Advisory Agreements, generally the Trustees relied upon their knowledge of Northern, its services and the Funds, resulting from their meetings and interactions with management throughout the year. The Trustees also relied upon written materials and oral presentations regarding the Advisory Agreement and New Advisory Agreements, which they had received in preparation for their consideration of the Advisory Agreement and New Advisory Agreements. In connection with their deliberations, the Trustees were advised by their independent counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meeting without employees of Northern present.

In connection with their approval of the Advisory Agreement and New Advisory Agreements for each of the Funds, as applicable, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decisions.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the nature, extent and quality of the services provided by Northern. In this regard, the Trustees considered Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel. They also considered Northern’s financial resources and ability to attract and retain portfolio management talent. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer during the year to strengthen the Funds’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s Chief Compliance Officer at Board meetings throughout the year. The Trustees also considered the steps taken by Northern to strengthen their pricing and fixed income research functions in 2008-2009. In addition, the Trustees noted the changes and additions to personnel made by Northern during the year in order to improve Fund performance, including the hiring of a new Chief Investment Officer. Finally, the Trustees considered Northern’s responsiveness to their requests for information throughout the year, including, but not limited to, the in-depth performance reports discussed below. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and were able to provide quality services to the Funds, including the Ultra Short Funds.

FEES, EXPENSES AND PERFORMANCE

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s voluntary expense reimbursements and expense caps with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. Information was also presented to the Board with respect to Northern’s expenses and profitability with respect to the Funds. With respect to profitability, the Trustees reviewed Northern’s profitability with that of other publicly-traded investment managers, although the Trustees noted differences among these firms’ operations. The Trustees also reviewed Northern’s cost allocation methodology, which had not changed and had previously been reviewed by the Funds’ auditors for reasonability. Information on the services rendered by Northern to the Funds, the fee rates paid or proposed to be paid by the Funds under the Advisory Agreement and New Advisory Agreements and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. This information showed that the Funds’ overall expense ratios were below the objective median, while management fees ranged between the first and fourth quartile. Information was also provided on the fee rates charged by Northern to similarly managed private accounts. The Trustees discussed with Northern the similarities and differences among the Funds and these accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds, including the Ultra Short Funds.

FIXED INCOME FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, three, five and ten years. The Trustees also reviewed each Fund’s excess returns, if applicable, versus their targeted returns. The Trustees considered the Funds’ investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. The performance information showed that the Funds were either in the first or second quartiles versus their respective peers for three-year performance and ranged between the first and third quartile for five-year performance. During the same period, two Funds outperformed their benchmarks, but the other Funds underperformed their benchmarks. The Trustees took into account, among other things, Northern’s generally more risk averse approach during the recent market downturn than other similar funds. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to Funds. The Trustees did not review performance of the Ultra Short Funds, which had not yet commenced operations.

Based on the information received, the Trustees concluded that performance was satisfactory for the majority of the Funds and that where the Funds had underperformed, Northern was devoting appropriate resources to improve performance.

ECONOMIES OF SCALE

The Trustees also reviewed information as to whether Northern was likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the current Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set, through Northern’s voluntary expense caps for the Funds and through the advisory fee breakpoints.

OTHER BENEFITS

The Trustees considered other benefits derived by Northern and their affiliates as a result of their relationship with the Funds. The Trustees considered the non-advisory services provided to the Funds by Northern and their affiliates, which included services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with Northern and their affiliates.

*  *  *  *  *

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by or to be provided by Northern, their actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be reapproved and the New Advisory Agreements should be approved.

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME FUNDS

FIXED INCOME FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND

18	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

25	CALIFORNIA TAX-EXEMPT FUND

30	HIGH YIELD MUNICIPAL FUND

43	INTERMEDIATE TAX-EXEMPT FUND

55	SHORT-INTERMEDIATE TAX-EXEMPT FUND

68	TAX-EXEMPT FUND

78	ABBREVIATIONS AND OTHER INFORMATION

79	NOTES TO THE FINANCIAL STATEMENTS

85	FUND EXPENSES

86	TRUSTEES AND OFFICERS

86	APPROVAL OF ADVISORY AGREEMENT

88	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
ASSETS:
Investments, at cost	$90,648	$229,096
Investments, at value	$97,035	$238,823
Cash	798	3,680
Interest income receivable	1,179	2,509
Receivable for securities sold	–	–
Receivable for fund shares sold	603	718
Receivable from investment adviser	3	4
Prepaid and other assets	12	11
Total Assets	99,630	245,745
LIABILITIES:
Payable for securities purchased	–	2,716
Payable for when-issued securities	–	–
Payable for fund shares redeemed	58	51
Distributions to shareholders	58	125
Payable to affiliates:
Investment advisory fees	9	22
Administration fees	2	6
Custody and accounting fees	2	1
Shareholder servicing fees	1	–
Transfer agent fees	2	4
Trustee fees	3	3
Accrued other liabilities	10	11
Total Liabilities	145	2,939
Net Assets	$99,485	$242,806
ANALYSIS OF NET ASSETS:
Capital stock	$94,013	$234,294
Accumulated undistributed net investment income (loss)	–	–
Accumulated undistributed net realized gain (loss)	(915)	(1,215)
Net unrealized appreciation (depreciation)	6,387	9,727
Net Assets	$99,485	$242,806
Shares Outstanding ($.0001 par value, unlimited authorization)	9,395	23,452
Net Asset Value, Redemption and Offering Price Per Share	$10.59	$10.35

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$154,042	$586,385	$1,448,326	$1,103,427	$986,067
$164,628	$579,028	$1,514,868	$1,130,370	$1,051,679
1,001	23	22,146	23	21,426
1,800	8,313	16,073	8,721	12,687
–	–	37,031	–	27,010
787	1,538	2,119	10,067	2,129
4	9	29	15	17
14	12	98	23	26
168,234	588,923	1,592,364	1,149,219	1,114,974

–	23,323	36,791	20,899	33,097
2,897	19,221	42,291	11,395	13,577
46	157	690	2,893	88
104	366	707	278	620

15	57	136	91	96
4	13	37	27	26
2	3	5	5	5
–	–	–	–	–
3	9	25	18	17
3	3	8	2	6
10	13	19	18	19
3,084	43,165	80,709	35,626	47,551
$165,150	$545,758	$1,511,655	$1,113,593	$1,067,423

$154,457	$594,716	$1,434,531	$1,086,320	$1,002,410
–	–	81	–	(63)
107	(41,601)	10,501	330	(536)
10,586	(7,357)	66,542	26,943	65,612
$165,150	$545,758	$1,511,655	$1,113,593	$1,067,423
14,687	66,705	142,739	105,770	98,862
$11.24	$8.18	$10.59	$10.53	$10.80

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest income	$2,025	$4,145
Total Investment Income	2,025	4,145
EXPENSES:
Investment advisory fees	248	575
Administration fees	68	157
Custody fees	11	17
Accounting fees	14	20
Transfer agent fees	45	104
Registration fees	6	5
Printing fees	7	7
Professional fees	10	10
Shareholder servicing fees	3	1
Trustee fees and expenses	3	3
Other	5	5
Total Expenses	420	904
Less expenses reimbursed by investment adviser	(82)	(120)
Less custodian credits	–	–
Net Expenses	338	784
Net Investment Income	1,687	3,361
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(244)	282
Net change in unrealized appreciation on:
Investments	6,349	12,209
Net Gains on Investments	6,105	12,491
Net Increase in Net Assets Resulting from Operations	$7,792	$15,852

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$3,486	$12,057	$26,481	$11,994	$22,870
3,486	12,057	26,481	11,994	22,870

393	1,465	3,642	2,311	2,637
107	338	993	693	719
15	30	75	54	56
17	32	76	57	58
71	225	662	462	480
5	11	11	13	11
7	7	15	14	14
10	10	19	19	19
11	15	97	–	44
3	4	7	7	7
4	5	9	8	9
643	2,142	5,606	3,638	4,054
(108)	(224)	(633)	(397)	(454)
–	(3)	(7)	(7)	(4)
535	1,915	4,966	3,234	3,596
2,951	10,142	21,515	8,760	19,274

933	(6,501)	18,427	218	20,721

13,678	63,712	60,248	17,852	51,389
14,611	57,211	78,675	18,070	72,110
$17,562	$67,353	$100,190	$26,830	$91,384

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009
OPERATIONS:
Net investment income	$1,687	$3,324	$3,361	$5,817
Net realized gains (losses)	(244)	(439)	282	(684)
Net change in unrealized appreciation (depreciation)	6,349	(528)	12,209	(2,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,792	2,357	15,852	2,539
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	8,919	15,339	42,351	49,972
Net Increase in Net Assets Resulting from Capital Share Transactions	8,919	15,339	42,351	49,972
DISTRIBUTIONS PAID:
From net investment income	(1,687)	(3,324)	(3,361)	(5,817)
From net realized gains	–	–	–	–
Total Distributions Paid	(1,687)	(3,324)	(3,361)	(5,817)
Total Increase (Decrease) in Net Assets	15,024	14,372	54,842	46,694
NET ASSETS:
Beginning of period	84,461	70,089	187,964	141,270
End of period	$99,485	$84,461	$242,806	$187,964
Accumulated Undistributed Net Investment Income (Loss)	$–	$–	$–	$–

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2009

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009

$2,951	$5,525	$10,142	$18,276	$21,515	$31,447	$8,760	$8,961	$19,274	$31,950
933	(495)	(6,501)	(29,394)	18,427	(6,917)	218	112	20,721	(14,478)
13,678	(4,073)	63,712	(46,116)	60,248	6,319	17,852	7,571	51,389	5,782
17,562	957	67,353	(57,234)	100,190	30,849	26,830	16,644	91,384	23,254

15,243	7,997	158,154	27,071	232,307	449,187	359,253	555,447	103,401	192,245
15,243	7,997	158,154	27,071	232,307	449,187	359,253	555,447	103,401	192,245

(2,951)	(5,525)	(10,142)	(18,276)	(21,511)	(31,447)	(8,760)	(8,961)	(19,270)	(31,950)
–	–	–	–	–	–	–	(46)	–	–
(2,951)	(5,525)	(10,142)	(18,276)	(21,511)	(31,447)	(8,760)	(9,007)	(19,270)	(31,950)
29,854	3,429	215,365	(48,439)	310,986	448,589	377,323	563,084	175,515	183,549

135,296	131,867	330,393	378,832	1,200,669	752,080	736,270	173,186	891,908	708,359
$165,150	$135,296	$545,758	$330,393	$1,511,655	$1,200,669	$1,113,593	$736,270	$1,067,423	$891,908
$–	$–	$–	$–	$81	$77	$–	$–	$(63)	$(67)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$9.92	$10.01	$10.28	$10.29	$10.51	$10.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.40	0.40	0.41	0.41	0.41
Net realized and unrealized gains (losses)	0.67	(0.09)	(0.22)	0.04	(0.13)	(0.26)
Total from Investment Operations	0.86	0.31	0.18	0.45	0.28	0.15
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.40)	(0.40)	(0.41)	(0.41)	(0.41)
From net realized gains	–	–	(0.05)	(0.05)	(0.09)	(0.09)
Total Distributions Paid	(0.19)	(0.40)	(0.45)	(0.46)	(0.50)	(0.50)
Net Asset Value, End of Period	$10.59	$9.92	$10.01	$10.28	$10.29	$10.51
Total Return(1)	8.76%	3.17%	1.75%	4.50%	2.70%	1.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$99,485	$84,461	$70,089	$53,236	$52,233	$65,037
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.93%	0.95%	0.99%	1.01%	1.11%	1.11%
Net investment income, net of waivers, reimbursements and credits	3.74%	4.03%	3.93%	4.00%	3.88%	3.87%
Net investment income, before waivers, reimbursements and credits	3.56%	3.83%	3.69%	3.74%	3.62%	3.61%
Portfolio Turnover Rate	16.61%	47.59%	62.06%	67.02%	28.99%	36.84%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008		YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$9.79	$9.94	$10.19		$10.15	$10.29	$10.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.33	0.36		0.38	0.39	0.38
Net realized and unrealized gains (losses)	0.56	(0.15)	(0.25)		0.05	(0.11)	(0.26)
Total from Investment Operations	0.72	0.18	0.11		0.43	0.28	0.12
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.33)	(0.36)		(0.38)	(0.39)	(0.38)
From net realized gains	–	–	–	(1)	(0.01)	(0.03)	(0.06)
Total Distributions Paid	(0.16)	(0.33)	(0.36)		(0.39)	(0.42)	(0.44)
Net Asset Value, End of Period	$10.35	$9.79	$9.94		$10.19	$10.15	$10.29
Total Return(2)	7.43%	1.88%	1.18%		4.29%	2.70%	1.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$242,806	$187,964	$141,270		$112,685	$74,434	$70,277
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75	%(4)	0.75%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.86%	0.88%	0.90%		0.93%	1.08%	1.10%
Net investment income, net of waivers, reimbursements and credits	3.22%	3.39%	3.62%		3.72%	3.76%	3.62%
Net investment income, before waivers, reimbursements and credits	3.11%	3.26%	3.47%		3.54%	3.53%	3.37%
Portfolio Turnover Rate	18.40%	30.72%	64.84%		41.71%	31.34%	86.88%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes custodian credits of approximately $7,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$10.19	$10.51	$10.92	$10.93	$11.01	$11.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	0.43	0.43	0.46	0.45	0.46
Net realized and unrealized gains (losses)	1.05	(0.32)	(0.35)	0.03	(0.03)	(0.18)
Total from Investment Operations	1.27	0.11	0.08	0.49	0.42	0.28
LESS DISTRIBUTIONS PAID:
From net investment income	(0.22)	(0.43)	(0.43)	(0.46)	(0.45)	(0.46)
From net realized gains	–	–	(0.06)	(0.04)	(0.05)	(0.11)
Total Distributions Paid	(0.22)	(0.43)	(0.49)	(0.50)	(0.50)	(0.57)
Net Asset Value, End of Period	$11.24	$10.19	$10.51	$10.92	$10.93	$11.01
Total Return(1)	12.59%	1.07%	0.74%	4.54%	3.93%	2.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$165,150	$135,296	$131,867	$111,482	$91,761	$95,360
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.90%	0.90%	0.90%	0.92%	1.05%	1.08%
Net investment income, net of waivers, reimbursements and credits	4.14%	4.16%	4.01%	4.14%	4.09%	4.11%
Net investment income, before waivers, reimbursements and credits	3.99%	4.01%	3.86%	3.97%	3.89%	3.88%
Portfolio Turnover Rate	42.74%	53.88%	48.69%	48.72%	21.04%	70.99%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$7.23	$8.89	$9.89	$9.69	$9.63	$9.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.42	0.42	0.42	0.42	0.42
Net realized and unrealized gains (losses)	0.95	(1.66)	(1.00)	0.20	0.06	0.02
Total from Investment Operations	1.12	(1.24)	(0.58)	0.62	0.48	0.44
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.42)	(0.42)	(0.42)	(0.42)	(0.42)
Total Distributions Paid	(0.17)	(0.42)	(0.42)	(0.42)	(0.42)	(0.42)
Net Asset Value, End of Period	$8.18	$7.23	$8.89	$9.89	$9.69	$9.63
Total Return(1)	15.69%	(14.29)%	(5.95)%	6.53%	5.00%	4.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$545,758	$330,393	$378,832	$321,791	$234,292	$124,859
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.95%	0.96%	0.97%	0.98%	1.05%	1.07%
Net investment income, net of waivers, reimbursements and credits	4.50%	5.12%	4.53%	4.29%	4.27%	4.43%
Net investment income, before waivers, reimbursements and credits	4.40%	5.01%	4.41%	4.16%	4.07%	4.21%
Portfolio Turnover Rate	6.73%	33.97%	25.81%	13.20%	12.95%	19.34%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$10.01	$10.05	$10.16	$10.18	$10.30	$10.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.35	0.36	0.37	0.34	0.33
Net realized and unrealized gains (losses)	0.58	(0.04)	(0.09)	0.07	(0.08)	(0.18)
Total from Investment Operations	0.75	0.31	0.27	0.44	0.26	0.15
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.35)	(0.36)	(0.37)	(0.34)	(0.33)
From net realized gains	–	–	(0.02)	(0.09)	(0.04)	(0.09)
Total Distributions Paid	(0.17)	(0.35)	(0.38)	(0.46)	(0.38)	(0.42)
Net Asset Value, End of Period	$10.59	$10.01	$10.05	$10.16	$10.18	$10.30
Total Return(1)	7.63%	3.02%	2.75%	4.36%	2.56%	1.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,511,655	$1,200,669	$752,080	$639,954	$560,492	$578,274
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.85%	0.84%	0.85%	0.85%	0.99%	1.01%
Net investment income, net of waivers, reimbursements and credits	3.25%	3.49%	3.58%	3.60%	3.32%	3.21%
Net investment income, before waivers, reimbursements and credits	3.15%	3.40%	3.48%	3.50%	3.18%	3.05%
Portfolio Turnover Rate	63.73%	135.72%	266.10%	281.30%	192.60%	194.77%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	PERIOD ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$10.33	$10.17	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.27	0.19
Net realized and unrealized gains	0.20	0.16	0.17
Total from Investment Operations	0.30	0.43	0.36
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)	(0.27)	(0.19)
Total Distributions Paid	(0.10)	(0.27)	(0.19)
Net Asset Value, End of Period	$10.53	$10.33	$10.17
Total Return(2)	2.92%	4.31%	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,113,593	$736,270	$173,186
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.70%	0.70%	0.70%
Expenses, before reimbursements and credits	0.79%	0.80%	0.89%
Net investment income, net of reimbursements and credits	1.90%	2.63%	3.07%
Net investment income, before reimbursements and credits	1.81%	2.53%	2.88%
Portfolio Turnover Rate	6.20%	25.93%	10.58%

(1)	Commenced investment operations on August 22, 2007.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006	YEAR ENDED MARCH 31, 2005
Net Asset Value, Beginning of Period	$10.03	$10.16	$10.45	$10.47	$10.59	$10.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.40	0.40	0.42	0.43	0.44
Net realized and unrealized gains (losses)	0.77	(0.13)	(0.26)	0.08	(0.06)	(0.21)
Total from Investment Operations	0.98	0.27	0.14	0.50	0.37	0.23
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)	(0.40)	(0.40)	(0.42)	(0.43)	(0.44)
From net realized gains	–	–	(0.03)	(0.10)	(0.06)	(0.18)
Total Distributions Paid	(0.21)	(0.40)	(0.43)	(0.52)	(0.49)	(0.62)
Net Asset Value, End of Period	$10.80	$10.03	$10.16	$10.45	$10.47	$10.59
Total Return(1)	9.85%	2.73%	1.35%	4.88%	3.50%	2.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,067,423	$891,908	$708,359	$580,587	$477,295	$468,179
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.75%	0.75%	0.75%	0.75%	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	0.85%	0.85%	0.85%	0.86%	1.00%	1.01%
Net investment income, net of waivers, reimbursements and credits	4.02%	4.00%	3.87%	3.97%	4.04%	4.12%
Net investment income, before waivers, reimbursements and credits	3.92%	3.90%	3.77%	3.86%	3.89%	3.96%
Portfolio Turnover Rate	74.00%	166.83%	278.36%	260.99%	163.06%	150.48%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7%

Arizona – 90.9%

Arizona Health Facilities Authority Revenue Bonds, Series A, Phoenix Childrens Hospital, Prerefunded, 6.00%, 2/15/12	$1,000	$1,116

Arizona School Facilities Board COP, 5.25%, 9/1/23	2,000	2,213

Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured), 5.00%, 7/1/18	1,500	1,584

Arizona State University COP, Research Infrastructure Project (AMBAC Insured), 5.00%, 9/1/30	2,000	2,066

Arizona State University Revenue Bonds (FGIC Insured), Prerefunded, 5.50%, 7/1/12	1,160	1,300

Arizona State University Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/27	450	479

Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), 5.00%, 7/1/23	1,000	1,047

Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona G.O. Unlimited Bonds, Series B, School Improvement Project 2007 (Assured Guaranty Insured), 5.00%, 7/1/22	1,345	1,534

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,098

Glendale G.O. Unlimited Bonds, 2.00%, 7/1/18	2,600	2,414

Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured), 5.00%, 7/1/28	2,000	2,109

Glendale Water & Sewer Revenue Bonds, Sub Lien (FSA Insured), 5.00%, 7/1/25	2,000	2,219

Goodyear G.O. Unlimited Bonds (NATL-RE Insured), 5.00%, 7/1/16	1,300	1,480

Greater Arizona Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	2,000	2,096

5.25%, 8/1/31	1,005	1,064

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Arizona – 90.9% – continued

Greater Arizona Development Authority Infrastructure Revenue Bonds, Series A, 4.13%, 8/1/19	$630	$662

Maricopa County Community College District G.O. Unlimitied Bonds, Series C, 3.00%, 7/1/22	4,000	3,950

Maricopa County Elementary School District No. 1 Phoenix Elementary G.O. Unlimited Bonds, Series B, School Improvement Project 2006, 4.50%, 7/1/21	1,190	1,275

Maricopa County Elementary School District No.8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 5.00%, 7/1/15	680	766

Maricopa County School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series C, School Improvement Project 2005, 5.00%, 7/1/21	1,000	1,141

Maricopa County School District No. 8 Osborn G.O. Limited Refunding Bonds, Bank Qualified (NATL-RE FGIC Insured), 4.70%, 7/1/14	1,000	1,115

Maricopa County Unified High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (FSA Insured), 5.25%, 7/1/18	225	269

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/17	1,000	1,081

Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	1,054

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, 5.00%, 7/1/23	175	199

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (FSA Insured), 5.25%, 7/1/15	1,600	1,804

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Arizona – 90.9% – continued

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	$500	$529

Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	150	172

Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project 2006 (Assured Guaranty Insured), 5.50%, 7/1/21	1,000	1,174

5.00%, 7/1/23	1,000	1,119

Northern Arizona University COP, Northern Arizona University Research Projects (AMBAC Insured), 5.00%, 9/1/26	400	415

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Senior Lien, Series B (AMT), 5.25%, 7/1/16	1,000	1,112

Phoenix Civic Improvement Corp. Excise TRB, Subseries A (NATL-RE Insured), 4.75%, 7/1/24	1,250	1,326

Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/29	1,010	1,053

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	1,995

5.50%, 7/1/21	1,080	1,264

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE FGIC Insured), 5.50%, 7/1/17	3,500	3,859

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien, Series A, 5.00%, 7/1/22	1,000	1,161

5.00%, 7/1/23	1,000	1,153

5.00%, 7/1/39	530	572

Phoenix G.O. Limited Refunding Bonds, Series A, 4.50%, 7/1/15	1,500	1,504

Phoenix G.O. Limited Refunding Bonds, Series B, 4.50%, 7/1/20	1,100	1,102

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Arizona – 90.9% – continued

5.00%, 7/1/20	$3,000	$3,471

Phoenix G.O. Unlimited Bonds, 4.50%, 7/1/22	1,000	1,001

Phoenix G.O. Unlimited Bonds, Series B, Various Purpose, Partially Prerefunded, 5.38%, 7/1/20	1,000	1,081

Pima County G.O. Unlimited Bonds (FSA Insured), 4.00%, 7/1/14	750	759

Pima County Unified School District No. 6 Marana G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.40%, 7/1/14	1,300	1,350

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (FSA Insured), 5.00%, 7/1/22	1,000	1,176

Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds, Sub Lien, (Assured Guaranty Insured), 5.25%, 7/15/16	1,000	1,137

Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, Salt River Project, 5.00%, 1/1/37	5,005	5,302

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	1,655	1,915

Tempe G.O. Unlimited Bonds, 5.00%, 7/1/21	1,195	1,349

Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured), 5.00%, 12/1/23	1,135	1,136

Tucson COP (Assured Guaranty Insured), 5.00%, 7/1/26	1,000	1,074

5.00%, 7/1/29	1,000	1,056

Tucson Water Revenue Bonds, Series 2005-B (FSA Insured), 5.00%, 7/1/25	1,590	1,755

Tucson Water Revenue Refunding Bonds, Series C, 5.00%, 7/1/26	2,085	2,246

Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,070

5.00%, 7/1/28	1,945	2,027

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.7% – continued

Arizona – 90.9% – continued

Yuma Municipal Property Corp. Revenue Bonds, Series D (XLCA Insured), 5.00%, 7/1/17	$1,100	$1,202

5.00%, 7/1/23	1,000	1,044
Yuma Municipal Property Corp. Utilities System Revenue Bonds, Senior Lien (XLCA Insured), 5.00%, 7/1/23	2,500	2,609
		90,405

Puerto Rico – 5.8%

Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured), 5.75%, 7/1/20	1,500	1,548

Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Prerefunded, 5.50%, 10/1/10	2,500	2,656
Puerto Rico Public Finance Corp. Commonwealth Appropriated, Series E (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,350	1,626
		5,830
Total Municipal Bonds
(Cost $89,848)		96,235

SHORT-TERM INVESTMENTS – 0.8%
Arizona Health Facilities Authority Revenue VRDB, Series B, Banner Health (Scotiabank LOC), 0.25%, 10/7/09	800	800
Total Short-Term Investments
(Cost $800)		800

Total Investments – 97.5%
(Cost $90,648)		97,035
Other Assets less Liabilities – 2.5%		2,450
NET ASSETS – 100.0%		$99,485

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.2%
General	18.2
General Obligation	22.0
Power	5.5
School District	16.1
Water	22.7
All other sectors less than 5%	9.3

Total	100.0%

At September 30, 2009, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	45.4%
AA	26.0
A	20.5
BBB	3.2
Not Rated	3.3
Cash and Equivalents	1.6

Total	100.0%

* Standard & Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Arizona Tax-Exempt Fund	$–	$97,035 (1)	$–	$97,035

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.3%

California – 86.8%

Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	$3,500	$3,590

5.00%, 8/1/17	2,430	2,541

Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series F1, San Francisco Bay Area, 5.25%, 4/1/29	2,500	2,783

California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (NATL-RE Insured), 0.00%, 10/1/19	1,300	819

California Educational Facilities Authority Revenue Bonds, Series Q, Stanford University, 5.25%, 12/1/32	2,500	2,609

California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.50%, 10/1/17	800	915

California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/13	1,000	1,072

California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,006

California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured), 5.50%, 5/1/13	1,500	1,663

5.50%, 5/1/15	600	653

California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded, 5.38%, 5/1/12	745	836

California State Economic Recovery G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/15	3,000	3,361

California State G.O. Unlimited Bonds, Unrefunded Balance, (NATL-RE FGIC Insured), 4.75%, 2/1/19	85	85

California State G.O. Unlimited Refunding Bonds, 5.00%, 12/1/16	3,000	3,393

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.3% – continued

California – 86.8% – continued

California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga, 5.13%, 6/1/29	$250	$250

California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice, 5.25%, 11/1/16	1,000	1,026

California State Public Works Board Lease Revenue Bonds, Series F, Department of Corrections & Rehabilitation, 5.00%, 11/1/22	1,280	1,313

5.00%, 11/1/24	1,695	1,722

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	1,350	1,467

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,568

California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,089

California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), 5.00%, 1/1/19	1,300	1,366

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 6/1/24	5,000	5,177

5.75%, 4/1/31	3,750	4,067

California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education Co. (FGIC Insured), 4.25%, Mandatory Put 11/1/16	1,575	1,567

California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (NATL-RE Insured), 5.50%, 8/15/12	2,545	2,703

California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.00%, 8/1/12	1,775	1,860

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.3% – continued

California – 86.8% – continued

Carlsbad Unified School District G.O. Unlimited Bonds, 0.00%, 5/1/19	$1,250	$814

Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (NATL-RE Insured), 5.25%, 8/1/32	1,500	1,620

Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	1,000	1,264

Corona-Norca Unified School District Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured), 0.00%, 8/1/23	1,000	507

0.00%, 8/1/24	1,000	475

Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (FSA Insured), 0.00%, 8/1/26	3,000	1,258

Desert Sands Unified School District G.O. Unlimited Bonds, Election 2001 (AMBAC Insured), 5.00%, 6/1/29	2,500	2,654

Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Collateralized by FNMA), Escrowed to Maturity, 6.88%, 10/1/11	950	1,065

Eastern Municipal Water District Water & Sewer Revenue COP, Series H, 5.00%, 7/1/33	2,000	2,101

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 4.00%, 8/1/18	1,215	1,300

6.25%, 8/1/29	3,500	3,833

Foothill Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity, 0.00%, 1/1/20	2,150	1,539

Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.38%, 8/1/18	1,350	1,447

5.38%, 8/1/19	625	670

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.3% – continued

California – 86.8% – continued

Glendale Unified School District G.O. Unlimited Bonds, Series D (NATL-RE Insured), 5.38%, 9/1/18	$1,000	$1,065

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured), 5.00%, 6/1/21	1,000	1,003

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed (AMBAC Insured), Prerefunded, 5.00%, 6/1/13	2,500	2,801

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Escrowed to Maturity, 5.00%, 6/1/10	2,000	2,056

Hillsborough School District G.O. Unlimited Bonds Anticipation Notes, 0.00%, 9/1/13	2,000	1,779

Kern Community College District Refunding COP, (AMBAC Insured), 5.00%, Mandatory Put 4/1/10	2,700	2,750

Long Beach Unified School District G.O Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/27	850	959

Los Angeles City G.O. Unlimited Bonds, Series A, 3.75%, 9/1/23	2,730	2,746

Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), 4.75%, 7/1/15	1,250	1,265

Los Angeles Department of Water & Power Revenue Bonds, Series A, Subseries A-2, 5.00%, 7/1/30	2,000	2,083

Los Angeles Department of Water & Power Revenue Bonds, Series B, 5.25%, 7/1/23	1,500	1,751

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 7/1/29	1,000	1,056

Los Angeles Unified School District G.O. Unlimited Bonds, Election of 1997, Series F (FGIC Insured), Prerefunded, 5.00%, 7/1/13	545	623

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.3% – continued

California – 86.8% – continued

Los Angeles Unified School District G.O. Unlimited Bonds, Series D, 5.00%, 7/1/18	$5,000	$5,717

Los Angeles Wastewater System Revenue Refunding Bonds, Subseries A (NATL-RE Insured), 5.00%, 6/1/27	3,000	3,109

Metropolitan Water District of Southern California Waterworks Revenue, Series B-2 (NATL-RE FGIC Insured), 5.00%, 10/1/26	2,000	2,187

Modesto Wastewater Revenue Refunding Bonds, Series A (FSA Insured), 5.25%, 11/1/18	1,000	1,121

Newark Unified School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 1997 (FSA Insured), 0.00%, 8/1/24	2,430	1,155

Orange County Water District COP, Series B (NATL-RE Insured), Prerefunded, 5.38%, 8/15/13	1,000	1,159

Palm Springs Unified School District G.O. Unlimited Bonds, Series B, Election of 2004 (FSA Insured), 4.75%, 8/1/33	2,400	2,444

Pasadena City Refunding COP, Series C, 4.75%, 2/1/38	2,350	2,420

Poway Unified School Facilities Improvement District No. 2007-1 G.O. Unlimited Bonds, Series A, Election 2008, 0.00%, 8/1/20	3,280	2,045

Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (FSA Insured), 5.00%, 7/1/28	500	535

5.00%, 7/1/29	1,000	1,069

Redondo Beach Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.13%, 8/1/37	2,000	2,090

Rescue Union School District COP, (Assured Guaranty Insured), 4.38%, 10/1/13	2,775	3,030

Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	455	495

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.3% – continued

California – 86.8% – continued

Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured), 5.00%, 10/1/26	$1,490	$1,488

Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A, 5.60%, 12/1/16	915	919

Sacramento Municipal Utility District Electric Revenue Bonds, Series U (FSA Insured), 5.00%, 8/15/19	1,000	1,158

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A, 4.00%, 5/15/20	1,495	1,584

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Series B, 5.00%, 5/15/21	1,205	1,367

5.25%, 5/15/25	1,475	1,659

San Diego Regional Building Authority Lease Revenue Bonds, Series A, County Operations Center and Annex Redevelopment Project, 4.00%, 2/1/19	3,615	3,868

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series D-1, Election 1998, (NATL-RE Insured), 5.50%, 7/1/25	2,745	3,294

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election 1998, (FSA Insured), 5.50%, 7/1/27	1,500	1,797

San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (NATL-RE Insured), 4.75%, 5/1/15	500	503

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series Issue 34F (Assured Guaranty Insured), 5.00%, 5/1/16	2,000	2,251

San Francisco City & County COP, Series B, Multiple Capital Improvement Projects, 4.75%, 4/1/30	2,500	2,585

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.3% – continued

California – 86.8% – continued

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 11/1/20	$4,000	$4,296

5.00%, 11/1/25	2,750	2,861

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, 4.00%, 11/1/25	3,000	3,019

San Francisco State Building Authority Lease Revenue Refunding Bonds, Series A, Civic Center (NATL-RE FGIC Insured), 5.00%, 12/1/15	2,000	2,165

San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (FSA Insured), 5.38%, 8/1/18	180	196

San Joaquin Hills Transportation Corridor Agency Toll Road Revenue Bonds, Senior Lien, Escrowed to Maturity, 0.00%, 1/1/23	5,000	3,044

San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 3/1/16	1,000	1,026

San Jose Redevelopment Agency Tax Allocation Bonds, Series A (NATL-RE Insured), 5.00%, 8/1/15	3,070	3,314

San Jose Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Merged Area Redevelopment Project (NATL-RE Insured), 4.25%, 8/1/15	5,000	5,158

San Marcos PFA Capital Appreciation Custom Receipts Revenue Bonds, Escrowed to Maturity, 0.00%, 7/1/11	1,000	985

San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (NATL-RE FGIC Insured), 5.00%, 9/1/21	1,000	1,079

San Mateo County Transportation District Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 6/1/10	575	585

San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	3,785	3,959

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.3% – continued

California – 86.8% – continued

Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.50%, 8/1/30	$2,000	$2,167

Santa Rosa City Wastewater Revenue Bonds, Series A (FSA Insured), 5.25%, 9/1/27	1,255	1,374

Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008, 5.00%, 7/1/32	1,500	1,568

South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL-RE FGIC Insured), 5.25%, 8/15/14	1,295	1,405

5.25%, 8/15/18	2,500	2,615

Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project, 0.00%, 7/1/14	1,000	871

Southern California Public Power Authority Power Project Revenue Bonds, 6.75%, 7/1/12	2,100	2,394

Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1, 5.25%, 11/1/25	1,805	1,865

Southern California Public Power Authority Subordinate Revenue Refunding Bond, Series A, Southtran Transmission Project, 5.00%, 7/1/20	2,000	2,246

University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured), 4.75%, 5/15/26	1,900	1,956

University of California Revenue Bonds, Series C (NATL-RE Insured), 4.75%, 5/15/31	1,250	1,293

University of California Revenue Bonds, Series F (FSA Insured), 4.75%, 5/15/24	200	211

University of California Revenue Bonds, Series Q, 5.25%, 5/15/26	2,500	2,831

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,125	2,314

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.3% – continued

California – 86.8% – continued

Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002, 0.00%, 8/1/17	$1,615	$1,180

0.00%, 8/1/18	1,635	1,111

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	1,000	1,088

West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, 0.00%, 8/1/16	1,115	884

0.00%, 8/1/17	1,100	823
Western Riverside County Water and Wastewater Financing Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	1,645	1,739
		210,656

Puerto Rico – 1.4%

Puerto Rico Commonwealth Appropriation Public Finance Corp. Revenue Bonds, Series E (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,550	1,866
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured), 5.75%, 7/1/20	1,500	1,549
		3,415

Virgin Islands – 0.1%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	370	377
Total Municipal Bonds
(Cost $204,721)		214,448

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 10.1%

ABAG Finance Authority for Nonprofit Corps. Revenue VRDB, Series D, Sharp Healthcare (Citbank N.A. LOC), 0.27%, 10/7/09	$2,200	$2,200

Antelope Valley-East Kern Water Agency COP VRDB, Series A-2 (Wells Fargo Bank N.A. LOC), 0.24%, 10/1/09	300	300

California Health Facilities Financing Authority Revenue VRDB, Series J, Health Facilities-Catholic (Bank of America N.A. LOC), 0.28%, 10/7/09	100	100

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project (Comerica Bank LOC), 0.40%, 10/1/09	100	100

California Infrastructure & Economic Development Bank Revenue VRDB, Series A, Jewish Community Center (Bank of America N.A. LOC), 0.28%, 10/1/09	5,700	5,700

California Infrastructure & Economic Development Bank Revenue VRDB, Series F, California Academy (Wells Fargo N.A. LOC), 0.27%, 10/1/09	1,000	1,000

California Pollution Control Financing Authority Revenue Refunding VRDB, BP West Coast Productions LLC, 0.28%, 10/1/09	600	600

California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (FSA Insured), 0.45%, 10/1/09	825	825

California State Department of Water Resources Power Supply Revenue VRDB, Subseries F-4 (Bank of America N.A. LOC), 0.27%, 10/1/09	300	300

California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC), 0.30%, 10/1/09	150	150

California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-3 (FSA Insured), 0.45%, 10/1/09	500	500

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 10.1% – continued

California State Economic Recovery G.O. Unlimited VRDB, Series C-16 (FSA State Gtd.), 0.70%, 10/7/09	$1,625	$1,625

California State G.O. Unlimited VRDB, Series A, Subseries A-3 (Bank Of America N.A. LOC), 0.28%, 10/7/09	500	500

California State G.O. Unlimited VRDB, Series B, Subseries B-6 (KBC Bank N.V. LOC), 0.37%, 10/1/09	500	500

California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation (KBC Bank N.V. LOC), 0.30%, 10/1/09	300	300

California Statewide Communities Development Authority Revenue VRDB, Series A, Sweep Loan Program (Citibank N.A. LOC), 0.27%, 10/7/09	200	200

California Statewide Communities Development Authority VRDB, Senior Living Facility (Sovereign Bank FSB LOC), 0.30%, 10/1/09	1,300	1,300

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Sub SIFMA, Series A-2, 0.40%, 10/1/09	2,000	2,000

Irvine Improvement Board Act of 1915 Special Assessment Bonds, Series A, District 4-20 (KBC Bank N.V. LOC), 0.27%, 10/1/09	1,500	1,500

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Series A-1, Property A-First Tier, 0.28%, 10/1/09	1,985	1,985

Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series B-3, 0.25%, 10/1/09	900	900

Metropolitan Water District of Southern California Waterworks Revenue VRDB, Series C-2, 0.21%, 10/1/09	400	400

Northern California Power Agency Revenue Refunding VRDB, Series A, Hydroelectric Project (Dexia Credit Local LOC), 0.31%, 10/7/09	200	200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 10.1% – continued

San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series A, Bayside Village Project (Bank One Arizona N.A. LOC), 0.28%, 10/7/09	$200	$200
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding VRDB, Series A, 0.40%, 10/1/09	990	990
Total Short-Term Investments
(Cost $24,375)		24,375

Total Investments – 98.4%
(Cost $229,096)		238,823
Other Assets less Liabilities – 1.6%		3,983
NET ASSETS – 100.0%		$242,806

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.4%
General	21.2
General Obligation	13.0
Higher Education	6.3
Power	5.4
School District	15.6
Transportation	6.3
Water	11.5
All other sectors less than 5%	14.3

Total	100.0%

At September 30, 2009, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	19.5%
AA	36.9
A	29.4
BBB	3.0
Cash and Equivalents	10.5
SP1/MIG1	0.7

Total	100.0%

* Standard & Poor’s Rating Services

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by California Intermediate Tax-Exempt Fund	$–	$238,823 (1)	$–	$238,823

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.3%

California – 99.0%

Alameda County Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured), 0.00%, 8/1/29	$2,000	$666

Alameda County Water District Revenue Refunding Bonds (NATL-RE Insured), 4.75%, 6/1/20	2,000	2,002

Albany Unified School District G.O. Unlimited Bonds, Series A (Assured Guaranty Insured), 5.13%, 8/1/26	1,370	1,444

Alhambra Unified School District Elementary School Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured), 5.50%, 8/1/33	1,000	1,107

Anaheim Union High School District Capital Appreciation G.O. Unlimited Bonds, Election 2002 (NATL-RE Insured), 0.00%, 8/1/28	575	203

Antelope Valley Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (NATL-RE Insured), 0.00%, 8/1/29	6,000	2,025

Arcadia Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006 (FSA Insured), 0.00%, 8/1/25	2,710	1,199

Aztec Shops Ltd. Auxiliary Organization Student Housing Revenue Bonds, San Diego State University, 6.00%, 9/1/31	2,000	2,002

Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	5,000	5,229

Bay Area Toll Authority Tollway Bridge Revenue Bonds, Series F1, San Francisco Bay Area, 5.25%, 4/1/29	2,500	2,783

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	1,000	1,122

California Educational Facilities Authority Capital Appreciation Revenue Bonds, Loyola Marymount (NATL-RE Insured), Prerefunded, 0.00%, 10/1/09	4,435	1,342

0.00%, 10/1/09	3,435	913

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.3% – continued

California – 99.0% – continued

California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (NATL-RE Insured), 0.00%, 10/1/19	$725	$457

California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges – First Lien (AMBAC Insured), Prerefunded, 5.13%, 7/1/26	1,000	1,220

California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	252

California State G.O. Unlimited Bonds, Unrefunded Balance, 5.13%, 6/1/24	25	25

California State G.O. Unlimited Refunding Bonds, 4.50%, 8/1/27	2,550	2,492

California State G.O. Unlimited Refunding Bonds (AMBAC Insured), 4.50%, 8/1/28	3,000	2,904

California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services, 6.00%, 4/1/25	1,400	1,522

California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health, 5.13%, 6/1/29	1,500	1,499

California State Public Works Board Lease Revenue Bonds, Series F, Department of Corrections & Rehabilitation, 5.00%, 11/1/23	1,610	1,645

California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Projects (AMBAC Insured), 5.63%, 3/1/16	1,000	1,002

California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	500	522

California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded, 5.50%, 10/1/12	500	567

5.50%, 10/1/12	500	567

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.3% – continued

California – 99.0% – continued

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 6/1/24	$5,000	$5,177

5.75%, 4/1/31	6,250	6,778

5.25%, 3/1/38	2,000	2,034

California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education (FGIC Insured), 4.25%, Mandatory Put 11/1/16	500	497

California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured), 5.63%, 8/1/34	1,000	974

Carlsbad Unified School District G.O. Unlimited Bonds, Series B, 5.25%, 5/1/27	1,000	1,095

Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (FSA Insured), 0.00%, 8/1/26	4,155	1,742

Desert Sands Unified School District G.O. Unlimited Bonds, Election 2001 (AMBAC Insured), 5.00%, 6/1/29	2,500	2,654

El Dorado Irrigation District COP, Series 2009-A (Assured Guaranty Insured), 6.25%, 8/1/29	1,500	1,642

Folsom G.O. Unlimited Bonds, Series D, School Facilities Project (NATL-RE FGIC Insured), 5.70%, 8/1/13	200	200

Franklin-McKinley School District G.O. Unlimited Bonds, Series B, Election 2004 (FSA Insured), 5.25%, 8/1/32	1,500	1,607

Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), 5.38%, 8/1/19	750	804

Glendale Unified School District G.O. Unlimited Bonds, Series D, (NATL-RE Insured), 5.38%, 9/1/18	665	708

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded, 5.63%, 6/1/13	2,000	2,285

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 99.3% – continued

California – 99.0% – continued

Imperial Irrigation District Refunding COP, Electric Systems Project (NATL-RE Insured), 5.20%, 11/1/09	$85	$85

Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured), 6.00%, 1/1/12	200	217

Long Beach Bond Finance Authority Natural Gas Purpose Revenue Bonds, Series A, 5.50%, 11/15/28	1,000	1,073

Long Beach Unified School District G.O Unlimited Revenue Bonds, Series A, Election of 2008, 5.50%, 8/1/27	1,000	1,128

Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), 4.75%, 7/1/15	1,750	1,772

Los Angeles Department of Water & Power Revenue Bonds, Series B, 5.00%, 7/1/24	1,375	1,564

Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1, Power Systems (AMBAC Insured), 5.00%, 7/1/37	2,160	2,292

5.00%, 7/1/39	1,500	1,590

Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	35	43

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A-1 (NATL-RE Insured), 4.50%, 1/1/28	2,185	2,182

Los Angeles Wastewater System Revenue Refunding Bonds, Series A, 5.00%, 6/1/39	2,000	2,144

Modesto Irrigation District Capital Improvements COP, Series A, 5.75%, 10/1/29	1,500	1,696

6.00%, 10/1/39	2,000	2,275

Modesto Irrigation District Refunding COP, Series B, Capital Improvements Projects, 5.30%, 7/1/22	1,435	1,435

Monterey Peninsula Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured), 0.00%, 8/1/26	5,505	2,286

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.3% – continued

California – 99.0% – continued

Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured), 5.00%, 6/1/24	$1,025	$1,076

Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured), 5.00%, 9/1/27	1,000	1,037

New Haven Unified School District G.O. Unlimited Refunding Bonds (FSA Insured), 5.75%, 8/1/20	320	352

Orchard School District G.O. Unlimited Bonds, Series A, 2001 Election (Assured Guaranty Insured), 5.00%, 8/1/29	2,290	2,421

Palomar Pomerado Health Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured), 0.00%, 8/1/38	5,000	3,312

Pasadena City Refunding COP, Series C, 4.75%, 2/1/38	2,500	2,574

Perris Unified High School District Capital Appreciation G.O. Unlimited Bonds, Series B (NATL-RE FGIC Insured), 0.00%, 9/1/26	1,000	374

Poway Unified School Facilities Improvement District No. 2007-1 G.O. Unlimited Bonds, Series A Election 2008, 0.00%, 8/1/25	5,000	2,231

Rio Hondo Community College District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement (NATL-RE Insured), Prerefunded, 5.25%, 8/1/14	2,000	2,351

Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	850	924

Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A, 5.60%, 12/1/16	305	306

Sacramento County Sanitation District Financing Authority Revenue Refunding Bonds (AMBAC Insured), 5.00%, 12/1/27	1,500	1,539

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.3% – continued

California – 99.0% – continued

San Diego County Water Authority Revenue COP, Series 2008 A (FSA Insured), 5.00%, 5/1/38	$2,000	$2,065

San Diego Public Facilities Financing Authority Sewer Revenue Bond, Series A, 5.00%, 5/15/28	1,500	1,626

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bond, Series B, 5.25%, 5/15/25	1,170	1,316

San Diego Regional Building Authority Lease Revenue Bonds, Series 2009-A, County Operations Center and Annex Redevelopment Project, 5.00%, 2/1/22	1,090	1,213

San Diego Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2008, 0.00%, 7/1/31	5,000	1,613

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series D-1, Election 1998 (NATL-RE Insured), 5.50%, 7/1/25	2,000	2,400

San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (NATL-RE Insured), 4.75%, 5/1/15	1,000	1,006

San Francisco City & County COP, Series B, Multiple Capital Improvement Projects, 4.75%, 4/1/30	2,500	2,585

4.75%, 4/1/35	5,000	5,104

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, 4.00%, 11/1/25	2,500	2,516

San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services, 5.00%, 10/1/13	4,250	4,544

San Gabriel Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (FSA Insured), 5.38%, 8/1/19	200	218

5.38%, 8/1/20	225	245

San Jose Airport Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 3/1/16	440	451

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.3% – continued

California – 99.0% – continued

San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (FSA Insured), 5.38%, 8/1/19	$500	$536

San Mateo County Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Youth Service Campus, 5.00%, 7/15/36	1,300	1,340

San Mateo County Transit District Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 4.50%, 6/1/10	1,000	1,014

5.00%, 6/1/10	500	508

San Mateo County Transportation District Sales Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	1,000	1,046

Santa Monica Community College District Capital Appreciation G.O. Unlimited Bonds, Series 2009-C, Election 2004, 0.00%, 8/1/24	3,200	1,570

Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 9/1/16	35	38

Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008, 5.00%, 7/1/30	2,040	2,152

5.00%, 7/1/32	1,000	1,045

Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1, 5.25%, 11/1/25	1,000	1,033

Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	2,520	2,887

Southern California Public Power Authority Subordinate Revenue Refunding Bond, Series A, Southern Transmission Project, 5.00%, 7/1/20	1,670	1,876

Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	518

University of California Revenue Bonds, Series A, Limited Project (NATL-RE Insured), 4.75%, 5/15/26	1,000	1,029

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 99.3% – continued

California – 99.0% – continued

University of California Revenue Bonds, Series C (NATL-RE Insured), 4.75%, 5/15/31	$1,000	$1,034

University of California Revenue Bonds, Series Q, 5.25%, 5/15/26	2,500	2,831

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,500	2,723

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	2,065	2,247

Vista Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (FSA Insured), 5.38%, 8/1/16	100	110

5.38%, 8/1/17	190	209

Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 7.20%, 2/1/16	897	1,023

Washington Township Healthcare District Revenue Bonds, 5.00%, 7/1/11	500	506

5.00%, 7/1/12	1,270	1,284

West Kern Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2004 (XLCA Insured), 0.00%, 11/1/21	1,280	701
Western Riverside County Water and Wastewater Financing Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	2,000	2,114
		163,463
Virgin Islands – 0.3%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	555	565
Total Municipal Bonds
(Cost $153,442)		164,028

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

SHORT-TERM INVESTMENTS – 0.4%

California PCF Authority Revenue Refunding VRDB, BP West Coast Productions LLC, 0.28%, 10/1/09	$300	$300

California Statewide Communities Development Authority Revenue Refunding VRDB, Series D, Los Angeles County Museum of Art Project (Wells Fargo Bank N.A. LOC), 0.27%, 10/1/09	100	100
Irvine Improvement Board Act of 1915 Special Assessment VRDB, Series A, District 4-20 (KBC Bank N.V. LOC), 0.27%, 10/1/09	200	200
Total Short-Term Investments
(Cost $600)		600
Total Investments – 99.7%
(Cost $154,042)		164,628
Other Assets less Liabilities – 0.3%		522
NET ASSETS – 100.0%		$165,150

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.8%
General	17.1
General Obligation	22.3
Higher Education	7.7
School District	20.6
Transportation	5.6
Water	7.8
All other sectors less than 5%	13.1

Total	100.0%

At September 30, 2009, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	19.0%
AA	44.0
A	34.1
BBB	2.8
Not rated	0.1

Total	100.0%

* Standard & Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by California Tax-Exempt Fund	$–	$164,628(1)	$–	$164,628

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8%

Alabama – 0.4%

Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project, 5.75%, 9/1/28	$1,000	$895
Camden Industrial Development Board Revenue Refunding Bonds, Series A, Weyerhaeuser Company, Prerefunded, 6.13%, 12/1/13	1,000	1,170
		2,065

Alaska – 0.2%
Alaska IDA & Export Authority Revenue Bonds, Boys & Girls Home, 5.88%, 12/1/27	1,500	1,127

Arizona – 3.5%

Arizona Health Facilities Authority Health Care Facilities Revenue Bonds, Beatitudes Campus Project, 5.20%, 10/1/37	2,500	1,815

Arizona Health Facilities Authority Hospital System Revenue Bonds, John C. Lincoln Health Network, Prerefunded, 6.88%, 12/1/10	1,000	1,085

Coconino County PCR Bonds, Series A (AMT), Tucson Electric Power Co., 7.13%, 10/1/32	1,000	1,002

Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project, 5.70%, 7/1/42	3,000	2,386

Glendale IDA Revenue Refunding Bonds, Midwestern University, 5.00%, 5/15/31	2,000	1,976

Navajo County PCR Refunding Bonds, Series B, Arizona Public Service Company Cholla Project, 5.50%, Mandatory Put 6/1/14	1,000	1,048

Navajo County PCR Refunding Bonds, Series E, Arizona Public Service Company Cholla Project, 5.75%, Mandatory Put 6/1/16	3,250	3,416

Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life, 6.25%, 8/15/20	500	502

Pima County IDA Revenue Bonds, Series A, American Charter School Foundation, 5.63%, 7/1/38	2,440	1,853

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Arizona – 3.5% – continued

Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, 5.00%, 1/1/33	$3,000	$3,246
Yavapai County IDA Hospital Facilities Revenue Bonds, Series A, Yavapai Regional Medical Center, 6.00%, 8/1/33	500	506
		18,835

Arkansas – 0.1%
Little Rock Hotel & Restaurant Gross Receipts Refunding TRB, 7.38%, 8/1/15	500	584

California – 3.9%

California Educational Facilities Authority Revenue Bonds, Dominican University, 5.00%, 12/1/25	890	793

5.00%, 12/1/36	2,000	1,652

California Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group, 5.50%, 2/1/39	2,000	1,997

California Municipal Finance Authority Revenue Bonds, Biola University, 5.88%, 10/1/34	1,000	1,022

California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections, 5.50%, 6/1/15	1,000	1,092

California State Various Purpose G.O. Unlimited Bonds, 5.75%, 4/1/31	2,500	2,711

California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	1,552

Chula Vista Industrial Development Revenue Bonds, Series D, San Diego Gas & Electric Company, 5.88%, 1/1/34	3,000	3,185

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed, 5.00%, 6/1/45	2,000	1,871

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A-5, Asset Backed, Prerefunded, 7.88%, 6/1/13	500	612

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

California – 3.9% – continued

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded, 5.50%, 6/1/13	$1,000	$1,140
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Series A, 5.25%, 5/15/39	3,165	3,405
		21,032

Colorado – 2.6%

Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	500	564

Copperleaf Metropolitan District No. 2 G.O. Limited Bonds, 5.85%, 12/1/26	2,000	1,485

Denver City & County G.O. Unlimited Bonds, Series A, Better Denver & Zoo, 5.00%, 8/1/24	2,500	2,850

E-470 Public Highway Authority Revenue Bonds, Series C1 (NATL-RE Insured), 5.50%, 9/1/24	2,000	1,998

E-470 Public Highway Authority Revenue Bonds, Series D2 (NATL-RE Insured), 5.00%, Mandatory Put 9/2/13	2,000	2,021

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary Improvements G.O. Limited Bonds, Series A, 5.40%, 12/15/31	2,700	2,140
Stone Ridge Metropolitan District No. 2 G.O. Limited Bonds, 7.25%, 12/1/31	3,500	2,859
		13,917

District of Columbia – 0.9%

District of Columbia Revenue Bonds, Methodist Home of the District of Columbia Issue, 6.00%, 1/1/20	400	369

District of Columbia University Revenue Bonds, Series C, Georgetown University, 5.25%, Mandatory Put 4/1/23	3,500	3,711

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

District of Columbia – 0.9% – continued
Washington D.C. Metropolitan Area Transit Authority Gross Revenue Bonds, Series A, 5.13%, 7/1/32	$1,000	$1,080
		5,160

Florida – 8.6%

Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, Guaranteed by Bombardier, Inc., 7.50%, 11/1/20	3,430	3,601

Broward County Airport System Revenue Refunding Bonds, Series O, 5.38%, 10/1/29	4,320	4,526

Capital Trust Agency Revenue Bonds (AMT), Fort Lauderdale Project, Cargo Acquisition Companies Obligated Group, 5.75%, 1/1/32	1,525	1,172

Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	400	400

Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/23	5,000	5,699

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.75%, 10/1/27	3,290	3,688

Halifax Hospital Medical Center & Improvement Revenue Refunding Bonds, Series A, 5.25%, 6/1/26	1,500	1,508

5.38%, 6/1/46	2,500	2,428

Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded, 6.00%, 11/15/11	1,250	1,382

Hillsborough County IDA PCR Bonds, Series A, Tampa Electric Co. Project, 5.65%, 5/15/18	2,000	2,252

Hillsborough County IDA PCR Bonds, Series E, Tampa Electric Co. Project, 5.10%, 10/1/13	1,000	1,061

Islands at Doral III Community District Special Assessment Bonds, Series 2004-A, 5.90%, 5/1/35	945	649

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Florida – 8.6% – continued

Jacksonville Econonomic Development Commission Common Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution, 6.00%, 9/1/17	$2,980	$2,974

Lee County IDA IDR Bonds, Series A, Lee County Community Charter School LLC Project, 5.25%, 6/15/27	2,000	1,478

5.38%, 6/15/37	2,000	1,395

Miami-Dade County Airport Revenue Bonds, Series A, Miami International Airport, Hub of the Americas, 5.50%, 10/1/41	4,000	4,143

Palm Glades Community Development District Special Assessment Bonds, Series B, 4.85%, 8/1/11	1,400	931

Reunion East Community Development District Special Assessment Bonds, 5.80%, 5/1/36	800	468

Reunion West Community Development District Special Assessment Bonds, 6.25%, 5/1/36	960	462

Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A, 5.75%, 10/1/22 (1)(2)	1,000	987

5.25%, 10/1/27 (1)(2)	2,000	1,820

South Village Community Development District Capital Improvement Revenue Bonds, Series A, 5.70%, 5/1/35	955	623

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10	170	158

Tern Bay Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.00%, 5/1/15 (3)	2,475	866

Verano Center Community Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project, 5.00%, 11/1/12	715	449

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Florida – 8.6% – continued
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure, 6.00%, 5/1/23	$2,145	$1,664
		46,784

Georgia – 3.6%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	3,500	3,868

Atlanta Tax Allocation Bonds, Princeton Lakes Project, 5.50%, 1/1/31	1,035	865

Atlanta Water & Wastewater Revenue Bonds, Series A, 6.25%, 11/1/34	3,500	3,799

Effingham County IDA PCR Refunding Bonds, Georgia Pacific Corp Project, 6.50%, 6/1/31	3,700	3,768

Milledgeville-Baldwin County Development Authority Revenue Bonds, Georgia College & State University Foundation, Prerefunded, 6.00%, 9/1/14	3,500	4,254

Municipal Electric Authority of Georgia Project One Subordinated Bonds, Series D, General Resolution Project, 6.00%, 1/1/23	1,500	1,794
5.50%, 1/1/26	1,000	1,138
		19,486

Idaho – 0.5%

Madison County Hospital Revenue COP, 5.25%, 9/1/26	1,500	1,386
5.25%, 9/1/30	1,500	1,326
		2,712

Illinois – 6.2%

Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded, 6.00%, 5/15/11	500	548

Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.25%, 5/1/12	750	856

Illinois Finance Authority PCR Refunding Bonds, Series C-1, Central Illinois Power-Amerencips Corp., 5.95%, 8/15/26	3,000	2,931

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Illinois – 6.2% – continued

Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial Healthcare, 5.63%, 1/1/37	$3,750	$3,548

Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology, 5.00%, 4/1/20	3,000	2,942

Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project, 6.00%, 5/15/37	1,250	1,007

Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project, 5.75%, 5/15/38	2,950	2,195

Illinois Finance Authority Revenue Bonds, Series A, Provena Health, 7.75%, 8/15/34	3,500	3,940

Illinois Finance Authority Revenue Bonds, Series A, Smith Village Project, 6.25%, 11/15/35	3,000	2,420

Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza Project, 5.88%, 2/15/38	2,500	2,109

Illinois Finance Authority Revenue Bonds, Silver Cross Hospital & Medical Centers, 6.88%, 8/15/38	4,000	4,319

Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project, 5.00%, 12/1/36	3,000	2,302

Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund, 5.25%, 5/1/34	4,485	3,688
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded, 6.00%, 11/15/12	1,000	1,144
		33,949

Indiana – 3.1%

Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana, 5.50%, 3/1/37	2,400	2,409

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Indiana – 3.1% – continued

Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation of Northwest Indiana, 6.00%, 3/1/34	$1,000	$1,029

Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded, 6.38%, 8/1/11	375	412

Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Unrefunded Balance, 6.38%, 8/1/31	125	128

Indiana Municipal Power Agency Power Supply System Revenue Bonds, Series B, 6.00%, 1/1/39	2,000	2,157

Indiana State Finance Authority Environmental Refunding Revenue Bonds, Series B, Duke Energy Indiana, Inc. Project, 6.00%, 8/1/39	2,000	2,194

North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33 (3)	750	375

Petersburg PCR Bonds (AMT), Indianapolis Power & Light, 6.38%, 11/1/29	3,000	3,009

Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Company Project, 6.25%, Mandatory Put 6/2/14	2,500	2,715

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37 (1)(2)	2,000	1,621
5.75%, 9/1/42 (1)(2)	1,000	808
		16,857

Iowa – 1.1%

Bremer County Healthcare & Residential Facilities Revenue Bonds, Bartels Lutheran Home Project, Prerefunded, 7.25%, 11/15/09	500	509

Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project, 6.75%, 11/15/37	3,000	2,774

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Iowa – 1.1% – continued

Iowa Finance Authority Senior Housing Revenue Bonds, Series A, Wedum Walnut Ridge LLC Project, 5.63%, 12/1/45	$3,000	$1,426
Iowa Higher Education Loan Authority Revenue Bonds, Series B, Wartburg Private College Facilities, 5.55%, 10/1/37	1,500	1,512
		6,221

Louisiana – 1.1%

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Projects, 6.75%, 11/1/32	3,000	2,952
Parish of St. John The Baptist Revenue Bonds, Series A, Marathon Oil Corp., 5.13%, 6/1/37	3,000	2,869
		5,821

Maryland – 2.1%

Annapolis Special Obligation Tax Allocation Bonds, Series A, Park Place Project, 5.35%, 7/1/34	1,000	763

Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park Project, Prerefunded, 7.38%, 7/1/10	500	535

Maryland Industrial Development Financing Authority Revenue Bonds, Series A, Our Lady of Good Counsel School, 6.00%, 5/1/35	1,000	897

Maryland State & Local Facilities G.O. Unlimited Bonds, First Series, 5.00%, 8/1/15	3,000	3,458

Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland, College Park Project, Prerefunded, 5.63%, 6/1/13	1,000	1,151

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center, 5.00%, 7/1/37	2,750	2,619

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded, 6.00%, 4/1/13	1,000	1,167

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Maryland – 2.1% – continued
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Washington County Hospital, 5.75%, 1/1/38	$1,000	$1,018
		11,608

Massachusetts – 2.6%

Massachusetts Bay Transportation Authority Sales TRB, Series A, 5.00%, 7/1/28	5,000	5,994

Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College, 5.70%, 10/1/34	1,000	863

Massachusetts State Development Finance Agency Revenue Bonds, Series B, Briarwood, Prerefunded, 8.25%, 12/1/10	500	547

Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Refunding Bonds, Dominion Energy Brayton Point Issue, 5.75%, Mandatory Put 5/1/19	2,000	2,204

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System, 6.25%, 10/1/31	500	512
Massachusetts State Turnpike Authority Revenue Bonds, Series A (FGIC-TCRS Insured), Escrowed to Maturity, 5.00%, 1/1/20	3,700	4,340
		14,460

Michigan – 1.8%

Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center, 6.00%, 7/1/20	945	860

Michigan State Strategic Limited Obligation Revenue Refunding Bonds, Series B-1, Dow Chemical Company Project, 6.25%, 6/1/14	4,000	4,275

Michigan Tobacco Settlement Finance Authority Tobacco Settlement Revenue Bonds, Series A, 6.00%, 6/1/48	3,000	2,463

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Michigan – 1.8% – continued
Royal Oak Hospital Finance Authority Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, 8.25%, 9/1/39	$2,000	$2,396
		9,994

Minnesota – 0.1%
Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital, 7.25%, 6/15/32	750	755

Mississippi – 0.6%
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (NATL-RE FGIC Insured), 5.00%, 1/1/16	3,000	3,353

Missouri – 1.3%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,543

6.75%, 9/1/34	1,750	1,759
Saint Louis IDA Senior Living Facilities Revenue Bonds, Series A, Saint Andrews Residence for Seniors, 6.38%, 12/1/41	3,005	2,648
		6,950

New Jersey – 2.1%

New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax, 5.75%, 6/15/29	4,000	4,008

New Jersey Health Care Facilities Financing Authority Revenue Bonds, St. Josephs Healthcare System, 6.00%, 7/1/18	600	632

6.63%, 7/1/38	2,000	2,055

New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University, 6.00%, 7/1/25	1,000	1,020

Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/13	500	596
Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A, 5.00%, 6/1/41	4,000	3,022
		11,333

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

New York – 6.4%

Long Island Power Authority Electric Systems Revenue Bonds, Series B, 5.25%, 12/1/14	$3,000	$3,486

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 11/15/14	1,695	1,945

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, 5.25%, 11/15/27	5,000	5,442

New York City IDA Special Facilities Revenue Bonds (AMT), Terminal One Group Association Project, 5.50%, 1/1/24	1,000	1,001

New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1, Future Tax Secured, 5.00%, 11/1/14	2,000	2,316

New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19(3)	2,200	7

New York State Dormitory Authority Revenue Bonds, Orange Regional Medical Center, 6.25%, 12/1/37	2,000	1,823

New York State Dormitory Authority School District Revenue Bonds, Series C, Financing Program (G.O. of District), 5.00%, 10/1/21	5,000	5,596

New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A, 5.25%, 6/15/27	4,000	4,582

New York State Thruway Authority Personal Income TRB, Series A, 5.00%, 3/15/27	4,000	4,451
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C (G.O. of Authority), 5.00%, 11/15/38	3,750	4,028
		34,677

North Carolina – 3.1%

North Carolina Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	3,500	3,791

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

North Carolina – 3.1% – continued

North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series A, 5.50%, 1/1/26	$670	$741

North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series B, 5.00%, 1/1/26	2,000	2,103

North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series D, Partially Prerefunded, 6.45%, 1/1/14	385	392

North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B, Prerefunded, 5.70%, 1/1/10	1,430	1,463

North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F, 5.38%, 1/1/13	1,000	1,099

North Carolina Medical Care Commission Health Care Facilities Revenue Bonds, Series A, First Mortgage-Deerfield, Episcopal Retirement Community, 6.13%, 11/1/38	2,000	1,974

North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, Series A, First Mortgage-Southminster Project, 5.75%, 10/1/37	2,000	1,657

North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, 5.50%, 1/1/13	1,000	1,106

5.00%, 1/1/30	1,000	1,054
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/17	1,500	1,707
		17,087

Ohio – 4.0%

American Municipal Power-Ohio, Inc., Revenue Bonds, Series A, Prairie State Energy Campus Project, 5.25%, 2/15/25	5,000	5,444

Buckeye Tobacco Settlement Financing Authority Asset Backed Revenue Bonds, Series A-2, 5.75%, 6/1/34	3,000	2,809

6.50%, 6/1/47	1,000	891

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Ohio – 4.0% – continued

Ohio Air Quality Development Authority PCR Refunding Bonds, Series 2009-B, FirstEnergy Generation Corp. Project, 5.25%, Mandatory Put 3/1/11	$1,000	$1,031

Ohio Air Quality Development Authority Revenue Refunding Bonds, Series A, FirstEnergy Nuclear Generation Corp. Project, 5.75%, Mandatory Put 6/1/16	1,000	1,095

Ohio Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Corp. Project, 5.80%, Mandatory Put 12/1/19	3,000	3,198

Ohio State Higher Educational Facility Commission Revenue Bonds, Series C, Xavier University, 5.75%, 5/1/28	3,000	3,293
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	3,600	4,075
		21,836

Oklahoma – 0.6%

Langston Economic Development Authority Student Housing Revenue Bonds, Series A, Langston Community Development Corp., Prerefunded, 7.75%, 8/1/10	500	531
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project, 5.13%, 12/1/36	2,840	2,526
		3,057

Oregon – 0.6%
Oregon Health Sciences University Revenue Bonds, Series A, 5.75%, 7/1/39	3,250	3,530

Pennsylvania – 7.5%

Allegheny County Hospital Development Authority Revenue Bonds, Series 2007-A, West Penn Allegheny Health System, 5.00%, 11/15/28	4,000	3,182

Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	1,727

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Pennsylvania – 7.5% – continued

Beaver County IDA PCR Refunding Bonds, Series 2008-C (AMT), FirstEnergy Generation Corp. Project, 7.13%, Mandatory Put 6/1/11	$2,000	$2,112

Butler County Hospital Authority Revenue Bonds, Butler Health System Project, 7.13%, 7/1/29	3,000	3,466

Carbon County IDA Resource Recovery Refunding Bonds (AMT), Panther Creek Partners Project, 6.65%, 5/1/10	475	477

Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project, 6.50%, 7/1/40	1,450	1,362

Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded, 7.25%, 12/1/09	500	515

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	1,400	1,445

6.38%, 11/1/41	2,000	2,037

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Reliant Energy, 6.75%, 12/1/36	1,840	1,913

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A, Exelon Generation Company, 5.00%, Mandatory Put 6/1/12	1,000	1,056

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series B (AMT), Reliant Energy, 6.75%, 12/1/36	3,520	3,660

Pennsylvania Economic Development Financing Authority Water Facilities Revenue Bonds, Pennsylvania American Water Co. Project, 6.20%, 4/1/39	2,000	2,181

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.00%, 4/15/20	5,000	5,869

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Pennsylvania – 7.5% – continued

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University, 5.88%, 7/1/38	$1,400	$1,343

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University, 5.25%, 6/1/32	1,250	1,101

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University, 5.40%, 7/15/36	750	738

Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, California University of Pennsylvania, 6.75%, 9/1/32	490	441

Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health Systems, 5.50%, 7/1/30	3,000	2,667

Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.25%, 1/1/36	2,975	3,103
Washington County Redevelopment Authority Revenue Bonds, Series A, Victory Centre Project – Tanger Outlet Development, 5.45%, 7/1/35	1,000	681
		41,076

Rhode Island – 0.3%
Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series A, Brown University, 5.00%, 9/1/39	1,445	1,568

South Carolina – 1.2%

Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District, 5.38%, 12/1/16	1,740	723
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 5.00%, 1/1/28	5,000	5,555
		6,278

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Tennessee – 0.2%
Sumner County Health Educational & Housing Facilities Board Revenue Refunding Bonds, Series A, Sumner Regional Health Systems, Inc., 5.50%, 11/1/37	$3,000	$1,215

Texas – 11.4%

Austin City Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded, 6.70%, 1/1/11	700	753

Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue Bonds, 5.38%, 1/1/32	2,545	2,339

Brazos River Authority PCR Refunding Bonds, Series A (AMT), Texas Utilities Electric Co. Project, 7.70%, 4/1/33	2,285	1,369

Brazos River Authority PCR Refunding Bonds, Series A (AMT), TXU Electric Co. Project, 8.25%, 10/1/30	2,500	1,498

Brazos River Authority Revenue Bonds, Series C, Houston Industries Inc. Project (AMBAC Insured), 5.13%, 5/1/19	2,000	2,005

Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded, 6.13%, 2/1/13	3,000	3,472

Cypress-Fairbanks Independent School District Refunding G.O. Unlimited Bonds (PSF Gtd.), 5.00%, 2/15/35	4,000	4,234

Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,050

Dickinson Independent School District G.O. Unlimited Bonds (PSF Gtd.), 5.00%, 2/15/27	3,460	3,754

Grand Prairie Independent School District G.O. Unlimited Bonds, Series A (PSF Gtd.), 5.00%, 2/15/37	3,540	3,734

Harris County Toll Road Authority Revenue Bonds, Senior Lien Series A, 5.00%, 8/15/31	2,500	2,687

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Texas – 11.4% – continued

HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy of Willow Bend, 5.75%, 11/1/36	$3,000	$2,229

Houston Industrial Development Corp. Revenue Bonds (AMT), Air Cargo, 6.38%, 1/1/23	500	443

Lower Colorado River Authority Revenue Refunding Bonds, 5.63%, 5/15/39	3,000	3,212

Lufkin Health Facilities Development Corp. Health Systems Revenue Bonds, Memorial Health Systems East Texas, 5.50%, 2/15/37	1,320	1,194

Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Houston Electric, LLC Project, 5.60%, 3/1/27	3,000	3,053

Matagorda County Navigation District No. 1 PCR Refunding Bonds, Series A, Central Power & Light Co. Project, 6.30%, 11/1/29	1,000	1,094

Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project, 6.00%, Mandatory Put 8/1/13	2,000	2,150

Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds, Series A (AMT), Allied Waste N.A., Inc. Project, 5.20%, 4/1/18	3,500	3,450

Sabine River Authority PCR Refunding Bonds, Series B, TXU Energy Co. LLC Project, 6.15%, 8/1/22	500	300

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/21	500	524

San Antonio Electric & Gas Revenue Refunding Bonds, 5.00%, 2/1/26	4,535	4,965

Tarrant County Cultural Education Facilities Finance Corp. Retirement Revenue Bonds, Air Force Village Obligated Group Project, 5.13%, 5/15/37	3,000	2,451

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Texas – 11.4% – continued

Tyler Health Facilities Development Corp. Hospital Revenue Refunding Bonds, Series A, East Texas Medical Center, 5.38%, 11/1/37	$4,300	$4,170
University of Texas Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,187
		62,317

Virgin Islands – 0.1%
University of the Virgin Islands General Improvement Bonds, Series A (G.O. of University), 5.38%, 6/1/34	750	702

Virginia – 4.3%

Amherst IDA Revenue Refunding Bonds, Educational Facilities – Sweet Briar, 5.00%, 9/1/26	1,000	887

Charles City & County IDA Solid Waste Disposal Facilities Revenue Bonds (AMT), Waste Management, Inc. Project, 6.25%, Mandatory Put 4/1/12	500	529

Chesapeake Hospital Authority Facilities Revenue Bonds, Series A, Chesapeake General Hospital, 5.25%, 7/1/18	1,500	1,561

Chesterfield County Economic Development Authority PCR Refunding Bonds, Series A, Virginia Electric & Power, 5.00%, 5/1/23	1,000	1,080

Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., 5.13%, 10/1/37	2,000	1,740

5.13%, 10/1/42	1,000	839

Richmond Public Utilties Revenue Bonds, 5.00%, 1/15/35	2,000	2,160

5.00%, 1/15/40	2,000	2,152

Tobacco Settlement Financing Corp. Tobacco Settlement Asset Backed Bonds, Prerefunded, 5.63%, 6/1/15	4,530	5,364

Tobacco Settlement Financing Corp. Tobacco Settlement Asset Backed Bonds, Series B1-Senior, 5.00%, 6/1/47	1,000	761

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Virginia – 4.3% continued

Virginia State Public School Authority Revenue Bonds, Series B1, School Financing 1997 Resolution (State Aid Withholding), 5.00%, 8/1/28	$3,345	$3,750

Virginia State Public School Authority Revenue Bonds, Series C, School Financing Resolution, 5.00%, 8/1/23	2,000	2,316

West Point IDA Solid Waste Disposal Revenue Bonds, Series A (AMT), Chesapeake Corp. Project, 6.38%, 3/1/19 (3)	1,575	39
West Point IDA Solid Waste Disposal Revenue Bonds, Series B, Chesapeake Corp. Project, 6.25%, 3/1/19 (3)	1,680	42
		23,220

Washington – 3.6%

FYI Properties Lease Revenue Bonds, Washington State District Project, 5.50%, 6/1/39	3,000	3,257

Snohomish County School District No. 201 G.O. Unlimited Bonds (School Board Guaranty), 5.25%, 12/1/21	5,000	5,881

Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services Association, 7.00%, 7/1/39	3,500	3,758

Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project, 5.25%, 1/1/17	2,000	1,812

5.63%, 1/1/27	1,000	803
Washington State Various Purpose G.O. Unlimited Bonds, Series E, 5.00%, 2/1/28	3,850	4,270
		19,781

Wisconsin – 1.7%

Green Bay Redevelopment Authority IDR Bonds (AMT), Fort James Project, 5.60%, 5/1/19	2,000	1,865

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals, 6.75%, 8/15/34	1,000	993

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.8% – continued

Wisconsin – 1.7% – continued

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, St. John Communities, Inc., 7.63%, 9/15/39	$750	$774

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare Project, 5.10%, 3/1/25	1,000	929

5.25%, 3/1/35	2,650	2,333
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare, 5.00%, 5/1/32	3,155	2,595
		9,489

Wyoming – 2.4%

Sweetwater County PCR Refunding Bonds, Idaho Power Corp. Project, 5.25%, 7/15/26	4,740	5,049

Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project, 5.60%, 12/1/35	4,005	3,800
Wyoming Municipal Power Supply Agency Revenue Bonds, Series A, 5.00%, 1/1/42	4,020	4,073
		12,922
Total Municipal Bonds
(Cost $519,115)		511,758

SHORT-TERM INVESTMENTS – 12.3%

California Statewide Communities Development Authority Revenue VRDB, Series 2006, American Baptist Homes West (LaSalle Bank N.A. LOC), 0.30%, 10/1/09	2,200	2,200

Chemung County IDA Civic Facilities Revenue VRDB, Series A, Elmira College Project (JP Morgan Chase Bank LOC), 0.32%, 10/1/09	2,800	2,800

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital, 0.27%, 10/1/09	10,600	10,600

Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems, 0.27%, 10/1/09	2,500	2,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 12.3% – continued

Illinois Finance Authority Revenue VRDB, Series A, Central DuPuge Health, 0.30%, 10/1/09	$280	$280

Iowa Higher Education Loan Authority Revenue VRDB, Loras College Facility Project (LaSalle Bank N.A. LOC), 0.28%, 10/1/09	5,000	5,000

Louisiana Public Facilities Authority Revenue VRDB, Dynamic Fuels LLC Project (JP Morgan Chase Bank LOC), 0.30%, 10/1/09	500	500

Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series A, ExxonMobil Project, 0.24%, 10/1/09	400	400

Mississippi Business Finance Corp. Revenue VRDB, Series E, Chevron USA Inc. Project, 0.27%, 10/1/09	1,100	1,100

Pima County IDA Revenue VRDB, Series A, Senior Living Facilities-La Posada (LaSalle Bank N.A. LOC), 0.33%, 10/1/09	1,910	1,910

South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health (U.S. Bank N.A. LOC), 0.35%, 10/1/09	4,300	4,300

Texas State Transportation Commission Revenue VRDB, Series B, First Tier, 0.22%, 10/7/09	4,500	4,500

Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving, 0.33%, 10/1/09	580	580

University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4 (State Gtd.), 0.29%, 10/7/09	5,800	5,800

Utah Water Finance Agency Revenue VRDB, Series B-3, 0.37%, 10/7/09	8,300	8,300

Valdez Marine Term Revenue Refunding VRDB, Series B, BP Pipelines Project, 0.28%, 10/1/09	14,800	14,800

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 12.3% – continued
Yuma IDA Hospital System Revenue VRDB, Regional Medical Center (JP Morgan Chase Bank LOC), 0.26%, 10/7/09	$1,700	$1,700
Total Short-Term Investments
(Cost $67,270)		67,270

Total Investments – 106.1%
(Cost $586,385)		579,028
Liabilities less Other Assets – (6.1)%		(33,270)
NET ASSETS – 100.0%		$545,758

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2009, the value of these restricted illiquid securities amounted to approximately $5,236,000 or 1.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000s)

Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A, 5.75%, 10/1/22	9/27/07	$1,039

5.25%, 10/1/27	9/27/07-12/12/07	1,909

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37	7/15/08-7/25/08	1,748

5.75%, 9/1/42	6/27/07	997

(3)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	8.3%
General	7.6
Higher Education	12.1
Medical	16.9
Nursing Homes	7.0
Pollution	10.1
Power	8.5
All other sectors less than 5%	29.5

Total	100.0%

At September 30, 2009, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	12.8%
AA	15.1
A	22.5
BBB	27.5
BB	4.0
B	1.1
CCC	0.6
Not rated	11.8
Cash and Equivalents	4.6

Total	100.0%

* Standard & Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation level techniques on Level 3 investments: The Fund valued certain securities using evaluated prices, based on broker quotes, from a primary pricing source.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Municipal Bonds	$–	$506,522	$5,236	$511,758

Short-Term Investments	–	67,270	–	67,270

Total Investments	$–	$573,792	$5,236	$579,028

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Municipal Bonds	$4,031	$–	$1,205	$–	$–	$5,236

Total	$4,031	$–	$1,205	$–	$–	$5,236

The amount of change in total unrealized gain on investments in Level 3 securities still held at September 30, 2009 was approximately $1,205,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1%

Alabama – 0.1%
University of Alabama Revenue Bonds, General Brimingham (FGIC Insured), 5.50%, 10/1/09	$720	$720

Arizona – 4.1%

Arizona School Facilities Board COP, 5.25%, 9/1/23	10,000	11,064

Arizona State Transportation Board TRB, Maricopa County Regional Area, 5.25%, 7/1/20	10,000	11,867

Arizona State Transportation Board TRB, Series A, 5.00%, 7/1/27	3,000	3,337

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/21	2,000	2,164

Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/17	5,000	5,539

Rio Nuevo Multipurpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured), 5.75%, 7/15/18	4,725	5,565

Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, 5.00%, 1/1/37	7,375	7,812

5.00%, 1/1/38	2,760	2,966
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series B, 4.00%, 1/1/16	10,000	11,033
		61,347

California – 12.6%

Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (FSA-CR NATL-RE Insured), 5.90%, 8/1/30	2,450	2,887

Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured), 5.00%, 8/1/13	2,500	2,542

California Educational Facilities Authority Revenue Bonds, Institution of Technology (G.O. of Institution), 5.00%, 11/1/39	5,000	5,455

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

California – 12.6% – continued

California Educational Facilities Authority Revenue Bonds, Series A, University of Southern California, 5.25%, 10/1/38	$2,500	$2,744

California Housing Finance Agency Revenue Bonds, Series A (AMT) (FSA Insured), 4.50%, 2/1/20	5,000	4,617

California Housing Finance Agency Revenue Bonds, Series J (AMT), 4.95%, 8/1/22	6,070	5,744

California State Department of Water Resources Power Supply Revenue Bonds, Series A, 6.00%, 5/1/14	10,000	11,216

California State Department of Water Resources Power Supply Revenue Bonds, Series H (FSA Insured), 5.00%, 5/1/21	405	453

California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series H (FSA-CR Insured), 5.00%, 5/1/22	5,000	5,589

California State Economic Recovery G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 7/1/14	5,000	5,716

California State Economic Recovery G.O. Unlimited Bonds, Series A (FGIC-TCRS Insured), 5.00%, 7/1/17	5,000	5,256

California State G.O. Unlimited Bonds, Prerefunded, 5.75%, 5/1/10	390	406

5.75%, 5/1/10	50	52

California State G.O. Unlimited Bonds, Unrefunded Balance, 5.75%, 5/1/30	135	138

California State G.O. Unlimited Bonds, Unrefunded Balance (AMBAC Insured), 5.00%, 10/1/18	75	75

California State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/20	500	542

Colton Joint Unified School District G.O. Unlimited Bonds, Series A (NATL-RE FGIC Insured), 5.38%, 8/1/26	2,500	2,631

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

California – 12.6% – continued

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 6/1/32	$3,000	$3,242

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 5.75%, 8/1/39	5,000	5,302

Foothill Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity, 0.00%, 1/1/22	16,340	10,477

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured), 5.00%, 6/1/21	3,000	3,008

Long Beach Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,023

Los Angeles Community College District, G.O. Unlimited Bonds, 2003 Elections Series E, (FSA Insured), 5.00%, 8/1/22	4,035	4,431

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Subseries A-1, Series B (FSA Insured), 5.25%, 7/1/16	10,000	10,752

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Subseries A-1, Series B (FSA-CR MBIA Insured), 5.00%, 7/1/19 (1)	10,000	10,990

Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured), 5.00%, 10/1/21	4,000	4,393

Los Angeles Wastewater System Revenue Refunding Bonds, Subseries A (NATL-RE Insured), 5.00%, 6/1/27	15,000	15,543

Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	1,074

Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, 5.00%, 7/1/32	5,000	5,389

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

California – 12.6% – continued

Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured), 0.00%, 8/1/29	$3,500	$1,321

Port Oakland Revenue Bonds, Series K (AMT) (NATL-RE FGIC Insured) Prerefunded, 5.75%, 5/1/10	15	15

Port Oakland Revenue Bonds, Unrefunded Balance, Series K (AMT) (NATL-RE FGIC Insured), 5.75%, 11/1/15	2,070	2,101

San Diego Public Facilities Financing Authority, Water & Sewer Utility Revenue Refunding Bonds, Series B, 5.50%, 5/15/23	8,050	9,334

San Francisco Bay Area Rapid Transit Financing Authority G.O. Unlimited Bonds, Election of 2004, 5.00%, 8/1/35	5,000	5,354

San Mateo Union High School District COP Convertible Capital Appreciation, Series B, Phase I Projects (AMBAC Insured), 0.00%, 12/15/43	17,370	8,753

Sequoia Union High School District G.O. Unlimited Bonds, Series B, Election 2008, 5.00%, 7/1/32	4,980	5,345

Sequoia Union High School District G.O. Unlimited Refunding Bonds (FSA Insured), 5.00%, 7/1/22	1,100	1,198

Southern California Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	5,000	5,728

Southern California Public Power Authority Revenue Refunding Bonds, Series A, Southern Transmission Project, 5.00%, 7/1/23	5,000	5,483

University of California Revenue Bonds, Multiple Purpose Projects, Series Q (FSA Insured), Prerefunded, 5.00%, 9/1/11	1,000	1,093

University of California Revenue Bonds, Series J (FSA Insured), 4.50%, 5/15/35	10,000	10,131

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

California – 12.6% – continued
University of California Revenue Bonds, Series Q, 5.25%, 5/15/27	$2,500	$2,815
		190,358

Colorado – 1.3%

Dawson Ridge Metropolitan District No.1 G.O. Limited Refunding Bonds, Series A, Escrowed to Maturity, 0.00%, 10/1/22	11,900	7,266

Denver City & County Excise Refunding TRB, Series A (Assured Guaranty Insured), 6.00%, 9/1/23	5,550	6,441
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,299
		20,006

District of Columbia – 1.4%

District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A, 6.00%, 10/1/35	5,000	5,849

5.50%, 10/1/39	7,500	8,379

Metropolitan Washington Airports Authority System Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 10/1/35	5,000	5,057
Metropolitan Washington Airports Authority System Revenue Bonds, Series C, 5.00%, 10/1/28	2,000	2,139
		21,424

Florida – 8.7%

Broward County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 1/1/22	2,000	2,305

Broward County School Board COP, Series A (AGC-ICC FGIC Insured), 5.00%, 7/1/20	9,105	9,880

Citizens Property Insurance Corp. Revenue Notes, Series A-2, High Risk Account, 4.50%, 6/1/10	10,000	10,134

Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	200	200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Florida – 8.7% – continued

Dade County G.O. Unlimited Refunding Bonds, Seaport (NATL-RE Insured), 6.50%, 10/1/10	$400	$423

Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	10,000	10,827

Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (MBIA-IBC NATL-RE Insured), 5.00%, 7/1/11	5,000	5,267

Florida Municipal Power Agency All Requirements Power Revenue Bonds, Series A, 5.25%, 10/1/19	5,000	5,772

Florida State Board of Education G.O. Unlimited Bonds, Capital Outlay 2007, Series E, 5.00%, 6/1/23	4,780	5,450

Florida State Board of Education G.O. Unlimited Refunding Bonds, Capital Outlay, Series D, 5.50%, 6/1/16 (1)	11,160	13,244

5.50%, 6/1/17 (1)	10,000	11,938

5.50%, 6/1/19 (1)	5,000	6,062

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, Series A, 4.75%, 7/1/24	5,000	5,045

Florida State Department of Transportation Right of Way G.O. Unlimited Revenue Bonds, 5.25%, 7/1/37	5,000	5,387

Gainesville Utility System Revenue Bonds, Series A (FSA Insured), Prerefunded, 5.00%, 10/1/15	5,000	5,899

Gainesville Utility Systems Revenue Bonds, Series A, 5.25%, 10/1/15	1,065	1,204

5.25%, 10/1/16	1,120	1,267

Lee County Transportation Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/14	900	975

Marco Island Utility System Revenue Bonds (NATL-RE Insured), 5.25%, 10/1/15	2,520	2,744

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Florida – 8.7% – continued

Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami International Airport (NATL-RE Insured), 5.25%, 10/1/18	$1,645	$1,704

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured), 5.25%, 7/1/25	2,525	2,641

Miami-Dade County School Board COP, Series A (BHAC-CR FSA-CR AMBAC Insured), 5.00%, 11/1/31	6,000	6,273

Miami-Dade County Water & Sewer Revenue Refunding Bonds, Series B (FSA Insured), 5.25%, 10/1/20	3,000	3,503

Miami-Dade County Water & Sewer Revenue Refunding Bonds, Series B (FSA Insured), 5.25%, 10/1/22	2,500	2,909

Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured), 5.38%, 10/1/21	1,000	1,082

Palm Beach County G.O. Unlimited Refunding Bonds, Series B, 6.50%, 7/1/10	250	261

Palm Coast Utility System Revenue Bonds (NATL-RE Insured), 5.25%, 10/1/21	1,000	1,048

South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured), 5.25%, 10/1/13	1,250	1,399
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	5,910	6,639
		131,482

Georgia – 1.7%

Athens-Clarke County Government Water & Sewer Revenue Bonds, 5.50%, 1/1/38	10,000	11,051

Fulton County Facilities Corp. COP, Fulton County Public Purpose Project (AMBAC Insured), Prerefunded, 5.50%, 11/1/10	6,500	6,926

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Georgia – 1.7% – continued
Gwinnett County Development Authority COP, Public Schools Project (NATL-RE Insured), Prerefunded, 5.25%, 1/1/14	$6,000	$6,916
		24,893

Hawaii – 1.1%

Hawaii State Airport System Revenue Refunding Bonds, Series B (AMT) (NATL-RE FGIC Insured), 6.00%, 7/1/20	5,000	5,097
Hawaii State G.O. Unlimited Refunding Bonds, Series DR, 5.00%, 6/1/17	10,000	11,752
		16,849

Idaho – 0.1%
Idaho Housing & Finance Association SFM Revenue Bonds, Series E-1 (AMT), Class III, 4.85%, 7/1/28	1,400	1,371

Illinois – 6.1%

Chicago Midway Airport Revenue Bonds, Series B (FSA Insured), 5.38%, 1/1/18	2,625	2,732

5.38%, 1/1/19	2,765	2,872

5.25%, 1/1/20	2,915	3,015

Chicago O’Hare International Airport Revenue Bonds, Series A, General Airport Third Lien (NATL-RE Insured), 5.25%, 1/1/26	5,000	5,297

Chicago O’Hare International Airport Revenue Bonds, Series B (FSA Insured), 5.00%, 1/1/19	5,000	5,554

Chicago O’Hare International Airport Revenue Refunding Bonds, General Airport Second Lien (AMBAC Insured), 5.50%, 1/1/18	5,000	5,069

Cook County Community High School District No. 219 – Niles Township G.O. Unlimited Refunding Bonds, Series A (FSA Insured), 5.00%, 12/1/25	7,605	8,427

Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University Project, Prerefunded, 5.75%, 5/15/11	500	543

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Illinois – 6.1% – continued

Illinois Educational Facilities Authority Adjustable Revenue Bonds, Field Museum of Natural History Project, 4.60%, Mandatory Put 11/1/15	$4,250	$4,470

Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	854

Illinois State G.O. Unlimited Bonds (NATL-RE FGIC Insured), 5.38%, 6/1/24	2,000	2,026

Illinois State G.O. Unlimited Bonds, 1st Series (NATL-RE Insured), 5.70%, 6/1/19	4,000	4,111

Illinois State Sales TRB, Revenue Bonds, 5.25%, 6/15/23	9,735	10,652

Illinois State Toll Highway Authority Revenue Bonds, Series A (FSA Insured), 5.00%, 1/1/18	10,000	11,178

Illinois State Toll Highway Authority Revenue Bonds, Series A-2, (FSA Insured), Prerefunded, 5.00%, 7/1/16	4,300	5,099

Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion (FSA-CR FGIC Insured), 5.50%, 12/15/24	3,000	3,052

Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (NATL-RE Insured), 5.25%, 6/15/42	5,000	5,140
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC Insured G.O. of Authority), 6.00%, 7/1/33	10,000	12,489
		92,580

Indiana – 0.1%
Merrillville Multi School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding), 5.25%, 7/15/26	1,000	1,069

Kansas – 0.5%

Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 5.25%, 11/15/15	1,385	1,450

6.25%, 11/15/18	1,600	1,692

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Kansas – 0.5% – continued
Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), 5.25%, 10/1/18	$4,000	$4,355
		7,497

Maryland – 1.4%

Maryland State Department of Transportation Revenue Bonds, 4.00%, 6/15/23	3,610	3,854

Maryland State Department of Transportation Revenue Bonds, Second Issue, 4.00%, 9/1/21	5,000	5,409

Maryland State G.O. Unlimited Bonds, State & Local Facilities, Second Series B, 4.00%, 8/15/23	5,085	5,468
Washington Suburban Sanitation District, Public Construction Improvement, G.O. Unlimited Bonds, 4.13%, 6/1/23	6,605	7,125
		21,856

Massachusetts – 3.8%

Massachusetts Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Series B, 5.25%, 7/1/22	10,000	12,441

Massachusetts School Building Authority Dedicated Sales TRB, Series A (FSA Insured), 5.00%, 8/15/22	15,000	16,949

Massachusetts State G.O. Limited Bonds, Series C, Prerefunded, 5.75%, 10/1/10	5,000	5,262

Massachusetts State G.O. Unlimited Bonds, Series B, 5.00%, 11/1/16	1,000	1,179

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Partners Healthcare System, 5.25%, 7/1/12	3,450	3,494

Massachusetts State Housing Finance Agency Revenue Bonds, Series III (AMT), Single Family, 3.45%, 12/1/09	1,050	1,053

Massachusetts State Special Obligation Dedicated TRB (FGIC Insured), Prerefunded, 5.75%, 1/1/14	2,350	2,726

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Massachusetts – 3.8% – continued

Massachusetts State Water Pollution Abatement Revolving Trust Fund Revenue Bonds, Series 14, 5.00%, 8/1/26	$10,000	$11,427
Massachusetts State Water Pollution Abatement, Refunding Bonds, Series A, (NATL-RE FGIC Insured), 4.75%, 2/1/26	3,000	3,007
		57,538

Minnesota – 1.7%

Minnesota State G.O. Unlimited Bonds, 5.00%, 10/1/09	2,500	2,500

5.25%, 11/1/19	10,000	11,058

Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured), 5.35%, 7/1/17	410	425
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.00%, 1/1/14	10,000	11,071
		25,054

Mississippi – 0.4%

Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (FSA Insured), 5.00%, Mandatory Put 3/1/15	5,465	6,272
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	75	75
		6,347

Missouri – 1.0%

Bi-State Development Agency Missouri-Illinois District Revenue Bonds, Series B, Metrolink Cross County Project (FSA Insured), 5.25%, 10/1/15	11,200	12,040

5.25%, 10/1/17	3,120	3,294
		15,334

Nebraska – 0.4%

City of Lincoln Electric Systems Revenue Bonds, 5.00%, 9/1/31	5,500	5,781

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 8 4.1% – continued

Nevada – 0.8%

Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, 5.00%, 6/1/21	$8,000	$8,922
Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,601
		12,523

New Jersey – 1.9%

New Jersey Economic Development Authority Revenue Bonds, School Facility Construction (FSA Insured), 5.00%, Mandatory Put 9/1/14	5,000	5,517

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Unrefunded Balance, 6.25%, 7/1/17	555	590

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	445	502

New Jersey State Higher Education Student Loan Assistance Authority Revenue Bonds, Series A, 5.38%, 6/1/24	2,500	2,696

5.50%, 6/1/27	5,000	5,331

New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured), 5.25%, 9/15/14	2,500	2,832

New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (BHAC-CR FSA-CR AMBAC Insured), 5.50%, 1/1/25	5,000	6,310
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (FSA Insured), 4.00%, 12/15/17	5,000	5,005
		28,783

New York – 12.5%

Long Island Power Authority Electric System Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	5,891

Metropolitan Transportation Authority Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 11/15/18	5,000	5,492

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

New York – 12.5% – continued

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), Prerefunded, 6.13%, 4/1/10	$3,815	$3,925

New York City G.O. Unlimited Bonds, Series A, Prerefunded, 6.00%, 5/15/10	305	319

New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance, 6.00%, 5/15/19	30	31

New York City G.O. Unlimited Bonds, Subseries I-1, 5.50%, 4/1/22	10,000	11,640

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, 5.00%, 6/15/22	4,000	4,314

New York Local Government Assistance Corp. Revenue Refunding Bonds, Series E (FSA-CR Insured G.O. of Corp.), 5.00%, 4/1/21	5,000	5,979

New York Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC Insured G.O. of Corp.), 5.50%, 4/1/17	2,500	3,006

New York Municipal Bond Bank Agency Special School Purpose Revenue Bonds, Series C (State-Aid Withholding), 5.25%, 6/1/17	10,000	10,946

New York State Dormitory Authority Revenue Bonds, Non State Supported Debt, Series C, Rockefeller University, 5.00%, 7/1/40	7,500	8,126

New York State Dormitory Authority State Personal Income TRB, Series A, 5.25%, 2/15/23	10,580	12,293

New York State Dormitory Authority State Personal Income TRB, Series B, 5.75%, 3/15/36	14,380	16,627

New York State Dormitory Authority State Supported Debt Revenue Bonds Series B, School District Financing Program (Assured Guarantee G.O.of District), 5.25%, 10/1/23	5,000	5,674

New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Construction SVC Contract, 5.00%, 7/1/18	4,775	5,446

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

New York – 12.5% – continued

New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Municipal Water Finance Authority, 5.00%, 6/15/20	$5,245	$5,952

New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Unrefunded Balance, 6.00%, 6/15/16	1,315	1,321

New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds, Municipal Water Project, 5.25%, 6/15/15	1,000	1,108

New York State Environmental Facilities Corp. State Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds, Municipal Water Finance, 5.00%, 6/15/25	5,000	5,585

New York State Environmental Facilities Corp. State Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	11,375

New York State Thruway Authority State Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,786

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.38%, 1/1/22	1,850	2,117

New York State Urban Development Corp. Subordinate Lien Revenue Bonds (HUD 236 G.O. of Corp. Insured), 5.50%, 7/1/16	1,250	1,255

Port Authority of New York & New Jersey Revenue Bonds, Series 146 (FSA G.O.of Authority), 4.50%, 12/1/28	5,000	4,905

Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (AMBAC Insured), 5.00%, 10/15/32	4,235	4,460

Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,100	5,849

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

New York – 12.5% – continued

Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C, 5.25%, 6/1/13	$1,820	$1,825

5.50%, 6/1/15	5,000	5,104

5.50%, 6/1/17	4,500	4,692

5.50%, 6/1/18	5,000	5,314

5.50%, 6/1/19	2,500	2,702

5.50%, 6/1/20	5,000	5,385

Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured), 5.50%, 11/15/21	5,000	6,164
Triborough Bridge & Tunnel Authority, Revenue Refunding Bonds, Series B, (G.O. Authority), 5.00%, 11/15/32	8,035	8,269
		188,877

North Carolina – 2.1%

Mecklenburg County G.O. Unlimited Bonds, Series B, Public Improvement, 4.00%, 3/1/26	3,760	3,934

4.25%, 3/1/30	5,000	5,201

North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A, 5.20%, 1/1/10	2,505	2,528

North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.25%, 1/1/19	5,000	5,626

North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/20	2,000	2,244
North Carolina Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded, 5.25%, 3/1/15	10,000	11,783
		31,316

Ohio – 0.9%

Akron G.O. Limited Bonds, Prerefunded, 5.75%, 12/1/10	1,000	1,072

Cleveland City Airport System Revenue Bonds, Series A (AMBAC Insured), 5.00%, 1/1/23	2,000	2,085

Cleveland City Airport System Revenue Bonds, Series B (AMT) (FSA Insured), 5.25%, 1/1/12	5,000	5,081

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Ohio – 0.9% – continued

Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities), 5.15%, 3/1/13	$490	$499

Ohio State Water Development Authority PCR, Series B, Water Quality, 5.00%, 6/1/23	5,000	5,512
		14,249

Oregon – 2.3%

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	11,604

Portland Airport Way Urban Renewal & Redevelopment Tax Increment Bonds, Series A (AMBAC Insured), Prerefunded, 6.00%, 6/15/10	3,450	3,623

Portland City Sewer System Revenue Refunding Bonds, Series B, Second Lien (FSA Insured), 5.00%, 6/15/23	5,000	5,657
Washington County School District No 1 West Union Multnomah & Yamhill G.O. Unlimited Bonds, Hillsboro (NATL-RE Insured), 5.00%, 6/15/21	12,745	14,350
		35,234

Pennsylvania – 2.5%

Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project, 6.13%, 11/1/21	1,200	1,239

Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT), 5.10%, 10/1/22	3,000	3,069

Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT), 4.80%, 4/1/12	750	760

Pennsylvania State G.O. Unlimited Refunding Bonds, 5.00%, 7/1/20	10,000	12,040

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Pennsylvania – 2.5% – continued

Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital Acquisition (NATL-RE Insured – G.O. of Agency), Prerefunded, 6.00%, 12/15/10	$1,815	$1,931

6.13%, 12/15/10	1,925	2,051

Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,731

Pennsylvania State Turnpike Commission Revenue Bonds, Subseries B, 5.25%, 6/1/39	5,000	5,442
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured), 5.00%, 8/1/18	5,000	5,627
		37,890

Puerto Rico – 0.6%

Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (FSA Insured), 5.00%, 7/1/20	3,000	3,172
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, First Subseries A, 6.38%, 8/1/39	5,000	5,645
		8,817

South Carolina – 2.2%

Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A-3 (Assured Guaranty Insured), 5.00%, 1/1/17	2,250	2,525

5.00%, 1/1/18	5,000	5,629

Richland County School District No. 2 G.O. Unlimited Bonds, Series A (SCSDE Insured), 5.00%, 2/1/22	10,000	11,631

5.00%, 2/1/23	5,820	6,714

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.50%, 1/1/38	5,000	5,624
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded, 5.50%, 10/1/09	1,250	1,263
		33,386

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Tennessee – 0.6%

Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT) (AMBAC Insured), 6.25%, 3/1/15	$2,000	$2,042

Shelby County G.O. Unlimited Bonds, Series B, Public Improvement & School, 3.25%, 4/1/19	2,760	2,875
Shelby County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/16	3,000	3,524
		8,441

Texas – 7.2%

Austin Water & Wastewater System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 11/15/28	5,000	5,291

Bullard Independent School District G.O. Unlimited Bonds, School Building (PSF Gtd.), 4.50%, 2/15/34	3,330	3,382

Dallas-Fort Worth International Airport Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	1,000	1,049

Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), Prerefunded, 0.00%, 8/15/10	2,225	781

Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, Unrefunded Balance (PSF Gtd.), 0.00%, 8/15/26	1,140	388

Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.), 6.50%, 8/15/14	1,535	1,758

Harris County G.O. Limited Refunding Bonds, Series C, 5.75%, 10/1/25	4,260	5,072

Leander Independent School District G.O. Unlimited Bonds (PSF Gtd.), 6.00%, 8/15/15	1,300	1,580

Lower Colorado River Authority Revenue Refunding Bonds, Series A, 6.50%, 5/15/37	10,000	10,926

Lower Colorado River Authority Unrefunded Balance Revenue Refunding Bonds, Series B (FSA Insured), 6.00%, 5/15/10	8,745	8,872

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Texas – 7.2% – continued

Lower Colorado River Authority, Revenue Refunding Bonds, 5.50%, 5/15/33	$2,000	$2,155

North East Independent School District, G.O. Unlimited Bonds (PSF Gtd.), 5.25%, 2/1/29	3,565	4,396

Panhandle Regional Multifamily Housing Finance Agency Corp. Revenue Bonds, Series A (Collateralized by GNMA Securities), 6.50%, 7/20/21	500	540

Sabine River Authority Revenue Refunding Bonds, Southwestern Electric Co. (NATL-RE), 4.95%, 3/1/18	3,000	3,109

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,060

6.00%, 10/1/21	1,250	1,310

San Antonio Electric & Gas Systems Revenue Bonds, 5.00%, 2/1/21	10,000	11,452

Texas Municipal Power Agency Revenue Refunding Bonds, Sub Lien (NATL-RE FGIC), 4.40%, 9/1/11	5,000	5,014

Texas State G.O. Unlimited Bonds, Housing Assistance Program, 5.25%, 12/1/23	3,000	3,498

Texas State Tax & Revenue Anticipation Notes, 2.50%, 8/31/10	25,000	25,476

University of Texas Premium University Revenue Bonds, Series B, Unrefunded Balance, 4.75%, 7/1/30	10,000	10,405
University of Texas, Financing System, Revenue Bonds, Series B, 5.00%, 8/15/22	1,100	1,244
		108,758

Utah – 0.1%
Utah Municipal Power Agency, Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 7/1/11	1,000	1,064

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.1% – continued

Virgin Islands – 0.0%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note, 5.63%, 10/1/10	$370	$377

Virginia – 2.7%

Hampton Roads Sanitation District Wastewater Revenue Bonds, 5.00%, 4/1/33	5,000	5,402

Virginia College Building Authority Education Facility Revenue Bonds, Series A, 21st Century College & Equipment, 5.00%, 2/1/21	11,180	13,123

Virginia Public Building Authority Revenue Refunding Bonds, Series A, 5.00%, 8/1/13	10,000	11,335

Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series E – Subseries E-1 (AMT) (G.O. of Authority), 4.00%, 4/1/10	5,100	5,143
Virginia State Public School Authority Revenue Bonds, Series C (State Aid Withholding), 5.25%, 8/1/17	5,000	5,685
		40,688

Washington – 1.2%

Washington State Board Community & Technology College COP, Series F, 4.70%, 7/1/26	2,240	2,343

Washington State G.O. Unlimited Bonds, Series 2010B, Motor Vehicle Fuel, 5.00%, 8/1/32	5,000	5,463
Washington State Various Purpose G.O. Unlimited Bonds, Series 2010A, 5.00%, 8/1/31	10,000	10,977
		18,783
Total Municipal Bonds
(Cost $1,204,150)		1,270,692

SHORT-TERM INVESTMENTS – 16.1%

Arizona Health Facilities Authority Revenue Bonds VRDB, Royal Oaks Project (Lasalle Bank N.A. LOC), 0.33%, 10/1/09	2,000	2,000

Arizona Health Facilities Authority Revenue VRDB, Series B, Banner Health (Scotiabank LOC), 0.25%, 10/7/09	4,360	4,360

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 16.1% – continued

California Pollution Control Financing Authority Revenue Refunding VRDB, BP West Coast Productions LLC, 0.28%, 10/1/09	$500	$500

California State Department of Water Resources Power Supply Revenue VRDB, Series B-2 (BNP Paribas LOC), 0.27%, 10/1/09	20,300	20,300

Chicago G.O. Unlimited Refunding VRDB, Series E, 0.28%, 10/1/09	4,600	4,600

Connecticut State Health & Educational Facilities Authority Revenue VRDB, Series A, Pierce Memorial Baptist Home (LaSalle Bank N.A. LOC), 0.30%, 10/1/09	1,975	1,975

Cuyahoga County Revenue VRDB, Subseries B3, Cleveland Clinic, 0.27%, 10/1/09	4,500	4,500

Grand Terrace Community Redevelopment Agency Multifamily Housing Revenue Bonds, Mount Vernon Villas, 0.25%, 10/7/09	6,700	6,700

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital, 0.27%, 10/1/09	15,250	15,250

Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems, 0.27%, 10/1/09	7,400	7,400

Illinois Finance Authority Revenue VRDB, Series A, Central DuPuge Health, 0.30%, 10/1/09	3,590	3,590

Illinois Finance Authority Revenue VRDB, Series D, The Clare Water Project (Bankof America N.A. LOC), 0.33%, 10/1/09	1,250	1,250

Kansas City IDA Downtown Redevelopment Revenue VRDB, Series B, (JP Morgan Chase Bank LOC), 0.37%, 10/7/09	13,365	13,365

0.37%, 10/7/09	8,600	8,600

Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series C-1, 0.30%, 10/1/09	32,400	32,400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 16.1% – continued

Lee County Housing Finance Authority Multifamily Housing Revenue Refunding VRDB, Series A, Forestwood Apartments Project A (FNMA Insured), 0.34%, 10/7/09	$300	$300

Lincoln County Pollution Control Revenue Bonds, Series A, Exxon Project, 0.23%, 10/1/09	20,710	20,710

Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series A, Loop LLC Project (SunTrust Bank LOC), 0.41%, 10/1/09	1,200	1,200

Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series A, Exxonmobil Project, 0.24%, 10/1/09	1,100	1,100

Massachusetts State G.O. Unlimited VRDB, Series B, 0.32%, 10/1/09	8,600	8,600

Mesquite Health Facility Development Corp. Revenue Bonds, Series C, Retirement Facilities, 0.33%, 10/1/09	6,400	6,400

Missouri State Health & Educational Facilities Authority, St. Louis University, Revenue VRDB, Series B-2, (Bank of America N.A. LOC), 0.27%, 10/1/09	11,550	11,550

Montana Facility Finance Authority Revenue VRDB, Series A, Sisterof Charity, 0.35%, 10/1/09	1,265	1,265

New Hampshire Health & Education Facilities Authority Revenue VRDB, Series B-1, University Systems, 0.30%, 10/1/09	2,900	2,900

Orange County Health Facilities Authority Revenue VRDB, Series D, Hospital Orlando Regional (Suntrust Bank N.A. LOC), 0.41%, 10/1/09	5,200	5,200

Pennsylvania Turnpike Commission Multi-Modal Revenue Refunding Bonds, Series A-1, 0.37%, 10/1/09	15,000	15,000

Pima County IDA Revenue VRDB, Series A, Senior Living Facilities – La Posada (LaSalle Bank N.A. LOC), 0.33%, 10/1/09	6,740	6,740

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 16.1% – continued

Texas Department of Housing & Community Affairs Multifamily Housing Revenue Bonds, Woodmont Apartments, 0.42%, 10/1/09	$8,000	$8,000

Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving, 0.33%, 10/1/09	4,821	4,821

Tucson IDA Revenue VRDB, Series A, Family Housing Residence Projects (FNMA Insured), 0.35%, 10/1/09	400	400

Utah Water Finance Agency Revenue VRDB, Series B-3, 0.37%, 10/7/09	8,300	8,300

Valdez Marine Term Revenue Refunding VRDB, Series B, BP Pipelines Project, 0.28%, 10/1/09	7,700	7,700
Waco Educational Finance Corp. Revenue VRDB, Series A, Baylor University, 0.25%, 10/7/09	7,200	7,200
Total Short-Term Investments
(Cost $244,176)		244,176

Total Investments – 100.2%
(Cost $1,448,326)		1,514,868
Liabilities less Other Assets – (0.2)%		(3,213)
NET ASSETS – 100.0%		$1,511,655

(1)	When-Issued Security.

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Education	5.0%
General	19.0
General Obligation	13.2
Higher Education	6.8
Power	9.6
Transportation	11.7
Water	10.0
All other sectors less than 5%	24.7

Total	100.0%

At September 30, 2009, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	40.4%
AA	32.0
A	8.7
BBB	0.2
Not Rated	1.3
Cash and Equivalents	15.0
SP1/MIG1	2.4

Total	100.0%

* Standard & Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Investments held by Intermediate Tax-Exempt Fund	$–	$1,514,868 (1)	$–	$1,514,868

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4%

Alabama – 0.2%
Jefferson County Sewer Capital Improvement Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.50%, 2/1/11	$2,000	$2,140

Alaska – 0.5%

Alaska Municipal Bond Bank Authority Revenue Bonds, Series C (NATL-RE Insured), Prerefunded, 5.75%, 9/15/10	750	789
Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured), 5.00%, 9/1/14	4,285	4,892
		5,681

Arizona – 4.2%

Arizona School Facilities Board Revenue Bonds, Series A, State School Trust (AMBAC Insured), 5.25%, 7/1/10	2,000	2,045

Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded, 5.25%, 7/1/12	1,125	1,255

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, 5.00%, 7/1/15	5,000	5,767

Arizona Water Infrastructure Finance Authority Water Quality Revenue Bonds, Series A, 4.00%, 10/1/14	755	841

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 4.00%, 7/1/13	1,845	1,990

4.00%, 7/1/14	1,910	2,069

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/15	1,000	1,113

4.00%, 7/1/16	1,000	1,112

Maricopa County Unified School District No 4-Mesa G.O. Unlimited Bonds, Series D, Project of 2005, 4.00%, 7/1/14	3,505	3,815

Phoenix City G.O. Unlimited Revenue Bonds, Series B, 5.00%, 7/1/16	5,000	5,767

Pima County Street & Highway Revenue Bonds (NATL-RE FGIC Insured), 4.25%, 7/1/11	1,540	1,544

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Arizona – 4.2% – continued

Salt River Project Agricultural Improvement & Power District Electric Services Revenue Bonds, Series A, 5.00%, 1/1/16	$1,450	$1,691

Salt River Project Agricultural Improvement & Power District Electric Services Revenue Bonds, Series B, 4.00%, 1/1/16	15,000	16,549
Tucson Water Systems Revenue Bonds, 5.00%, 7/1/16	1,275	1,460
		47,018

California – 3.2%

California Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.00%, 10/1/14	500	557

California State G.O. Unlimited Refunding Bonds, 5.00%, 5/1/14	2,400	2,674

California State G.O. Unlimited Refunding Bonds (FSA Insured), 5.25%, 2/1/10	2,200	2,231

Corona-Norca California Unified School District G.O. Unlimited Notes, 3.50%, 2/1/10	3,500	3,521

Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/15	5,000	5,709

Los Angeles Wastewater System Revenue Refunding Bonds, Series A, 5.00%, 6/1/16	5,000	5,834

San Bernardino County Transportation Authority Sales TRB, Series A, 5.00%, 5/1/12	5,250	5,681

San Joaquin County Transportation Authority Sales TRB, Senior Notes, 5.00%, 4/1/11	3,000	3,148
University of California Revenue Bonds, Series P, Regents University of California, 5.00%, 5/15/13	5,085	5,749
		35,104

Colorado – 1.1%

Broomfield Open Space Park and Recreation Facilities COP (AMBAC Insured), 5.75%, 12/1/14	2,000	2,095

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Colorado – 1.1% – continued

Colorado Department of Transportation Revenue Anticipation Notes, Series A (NATL-RE Insured), 5.50%, 6/15/12	$1,000	$1,113

Denver City & County Excise Tax Revenue Refunding Bonds, Series A, (Assured Guaranty Insured), 6.00%, 9/1/21	5,000	5,894

Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured), 5.00%, 12/1/16	1,590	1,783
Regional Transportation District Refunding COP, Series A (NATL-RE FGIC Insured), 5.00%, 6/1/11	1,750	1,846
		12,731

Connecticut – 0.3%

Connecticut State Special Tax Obligation Revenue Bonds, Series 1, 2nd Lien Transportation Infrastructure, 5.00%, 2/1/17	2,500	2,893

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure (FSA Insured), 5.25%, 9/1/10	500	522
Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series B, Transportation Infrastructure (FSA Insured), 5.38%, 10/1/10	250	262
		3,677

Florida – 7.1%

Citizens Property Insurance Corp. Revenue Notes, Series A-2, High Risk Account, 4.50%, 6/1/10	15,000	15,201

Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured), 5.25%, 10/1/17	4,600	5,240

Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	5,000	5,413

Florida State Board of Education Capital Outlay 2007 G.O. Unlimited Bonds, Series B, 4.00%, 6/1/12	675	726

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Florida – 7.1% – continued

Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Series G (NATL-RE FGIC Insured), 5.25%, 6/1/12	$1,000	$1,104

Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	5,430	6,270

Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 6/1/15	5,750	6,491

Florida State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 6/1/12	1,575	1,732

Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A, Florida Forever Project (AMBAC Insured), 5.00%, 7/1/10	1,500	1,544

Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B, 6.38%, 7/1/14	1,500	1,802

Florida State Municipal Power Agency All Requirements Power Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,512

Jacksonville Excise TRB, Series B (AMBAC Insured), 5.38%, 10/1/18	2,350	2,576

Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Project, 5.00%, 7/1/15	5,000	5,620

Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 10/1/10	2,000	2,079

5.00%, 10/1/13	3,500	3,906

Palm Beach County School Board Refunding COP, Series E (AMBAC Insured), 5.38%, 8/1/15	5,000	5,667

Polk County Transportation Improvement Revenue Bonds (FSA Insured), Prerefunded, 5.25%, 12/1/10	1,000	1,067

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,674

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Florida – 7.1% – continued

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B, 5.00%, 10/1/11	$1,510	$1,610

5.00%, 10/1/12	1,440	1,566

5.00%, 10/1/14	2,535	2,820
Tallahassee Blueprint 2000 Intergov-ernmental Agency Revenue Bonds (NATL-RE Insured), 5.00%, 10/1/14	500	554
		79,174

Georgia – 2.7%

Bulloch County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 5/1/12	2,845	3,130

Coweta County Development Authority Revenue Bonds, Newnan Water, Sewerage & Light Commision Project (AMBAC Insured), Prerefunded, 5.25%, 1/1/10	1,000	1,022

De Kalb County School District G.O. Unlimited (State Aid Withholding), 5.00%, 2/1/11	1,000	1,058

Fulton County Facilities Corp. COP, Fulton County Public Purpose Project, 5.00%, 11/1/15	2,250	2,531

5.00%, 11/1/16	2,280	2,574

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	5,833

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (FSA Insured), 5.00%, 6/1/13	3,000	3,381

Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded, 5.00%, 8/1/12	1,000	1,112

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured), 5.00%, 7/1/15	4,000	4,651

Municipal Electric Authority Revenue Bonds, Subseries A, Project One, 5.00%, 1/1/13	2,000	2,187

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Georgia – 2.7% – continued

Municipal Electric Authority Revenue Bonds, Subseries D, Project One, 5.00%, 1/1/13	$1,710	$1,870

5.00%, 1/1/14	1,045	1,157
		30,506

Hawaii – 1.0%

Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured), 5.25%, 9/1/16	5,000	5,673
Hawaii State G.O. Unlimited Bonds, Series DQ, 5.00%, 6/1/15	5,000	5,803
		11,476

Idaho – 0.1%
University of Idaho Adjustable Revenue Refunding Bonds, Series A (FSA Insured), 4.38%, Mandatory Put 4/1/11	750	768

Illinois – 3.1%

Chicago G.O. Limited Bonds, Lakefront Millenium Parking Facilities (NATL-RE Insured), Prerefunded, 5.70%, 1/1/12	700	788

Chicago Transit Authority Revenue Bonds, Federal Transit Administration Section 5309, (Assured Guaranty Insured), 5.00%, 6/1/12	1,385	1,511

Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds, 5.88%, 2/1/16	1,120	1,313

Illinois State G.O. Unlimited Bonds, 5.00%, 1/1/14	1,350	1,516

Illinois State G.O. Unlimited Bonds, 1st Series, 5.55%, 8/1/19	3,370	3,484

Illinois State G.O. Unlimited Bonds, Series A (NATL-RE FGIC-TCRS Insured), 5.25%, 10/1/15	5,080	5,692

Illinois State Sales TRB, 5.38%, 6/15/16	2,010	2,148

Illinois State Toll Highway Authority Revenue Bonds, Series A2 (FSA Insured), Prerefunded, 5.00%, 7/1/16	8,075	9,575

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Illinois – 3.1% – continued

Kendall, Kane and Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded, 5.25%, 10/1/12	$1,000	$1,117

Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (FSA-CR FGIC Insured), 5.50%, 12/15/24	5,000	5,087
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (NATL-RE FGIC Insured), 5.38%, 12/15/16	2,250	2,290
		34,521

Indiana – 1.2%

Indiana State Finance Authority Revenue Refunding Bonds, 5.00%, 7/1/14	3,485	3,967

Indiana Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.13%, 6/1/14	3,350	3,884

Indiana University Revenue Bonds, Series O, Student Fee (NATL-RE FGIC Insured), 5.00%, 8/1/11	600	644

Indianapolis Local Public Improvement Revenue Bonds, Series D, 5.25%, 1/10/15	2,430	2,723

Mount Vernon of Posey County Multi-School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured State Aid Withholding), 4.00%, 1/15/13	500	540
Pike Township Multi-School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding), 4.00%, 1/15/14	1,805	1,944
		13,702

Kansas – 0.2%

Wichita Kansas Water and Sewerage Utilities Revenue Bonds (NATL-RE FGIC Insured), 5.00%, 10/1/19	2,000	2,150

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Kentucky – 1.4%

Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 66 (NATL-RE Insured), Prerefunded, 5.75%, 5/1/10	$1,000	$1,032

Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95, 5.00%, 8/1/15	5,805	6,545

Kentucky State Property & Buildings Commission Revenue Refunding Bonds, 5.00%, 11/1/12	4,475	4,897
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 93 (Assured Guaranty Insured), 5.25%, 2/1/17	3,000	3,473
		15,947

Louisiana – 0.2%

Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded, 5.25%, 11/15/10	1,250	1,317

5.00%, 4/1/12	1,000	1,098
		2,415

Maryland – 0.3%

Maryland State Department of Transportation Revenue Bonds, 4.50%, 2/15/12	1,850	2,005
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/12	1,000	1,105
		3,110

Massachusetts – 0.6%

Massachusetts Bay Transportation Authority Revenue Bonds, Series A, Prerefunded, 5.00%, 7/1/14	2,740	3,168

Massachusetts State G.O. Limited Bonds, Series C (NATL-RE FGIC Insured G.O. of Commonwealth), 5.50%, 11/1/14	1,875	2,221
Massachusetts State G.O. Unlimited Refunding Bonds, Series A, 6.00%, 11/1/11	1,275	1,410
		6,799

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Michigan – 1.1%

Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded, 5.25%, 7/1/13	$1,000	$1,139

Michigan Municipal Bond Authority Local Government Loan Program Revenue Bonds, Series C (Q-SBLF Insured), 3.00%, 5/1/10	500	506

Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Project (FSA Insured), 5.00%, 10/15/09	3,600	3,606

5.00%, 10/15/10	1,000	1,040
Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Project (NATL-RE Insured), Prerefunded, 5.00%, 10/15/13	5,000	5,716
		12,007

Minnesota – 2.3%

Bemidji G.O Unlimited Bonds, Temp Sales Tax, 4.50%, 2/1/12	3,000	3,127

Minnesota Public Facilities Authority Water PCR Bonds, Series A, 5.00%, 3/1/12	1,000	1,097

Minnesota State G.O. Unlimited Bonds, Series C, 5.00%, 8/1/13	5,000	5,695

Minnesota State G.O. Unlimited Refunding Bonds, Series F, Various Purpose, 4.00%, 8/1/15	10,000	11,201

Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.00%, 1/1/12	2,190	2,349

5.00%, 1/1/14	2,320	2,568
		26,037

Mississippi – 0.3%

Mississippi State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	2,620	2,983
Mississippi State G.O. Unlimited Refunding Bonds, 5.75%, 12/1/11	510	563
		3,546

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Nebraska – 0.2%
Nebraska Public Power District Revenue Bonds, Series B, 5.00%, 1/1/14	$1,730	$1,924

Nevada – 1.5%

Clark County Airport Revenue Bonds, Series A, Subordinate Lien (NATL-RE Insured), Prerefunded, 6.00%, 7/1/10	550	579

Clark County Flood Control G.O. Limited Bonds (NATL-RE FGIC Insured), 4.50%, 11/1/16	3,350	3,355

Clark County School District G.O. Limited Bonds, Series B (AMBAC Insured), 5.00%, 6/15/15	2,000	2,257

Clark County School District G.O. Limited Bonds, Series C (FSA Insured), 5.00%, 6/15/18	2,000	2,211

Clark County School District G.O. Limited Bonds, Series C (NATL-RE Insured), 5.00%, 6/15/12	2,350	2,567

Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 4.50%, 6/15/13	2,000	2,181

Clark County Water Reclamation District G.O. Limited Bonds, Series B, 4.00%, 7/1/13	1,225	1,327
Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured), 5.00%, 6/1/13	1,600	1,772
		16,249

New Hampshire – 0.7%

Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded, 5.50%, 6/1/13	1,400	1,592

New Hampshire Health & Education Facilities Authority Revenue Bonds, Series A, University Systems, 5.00%, 7/1/14	3,000	3,348
New Hampshire State Capital Improvement G.O. Unlimited Bonds, Series C, 5.00%, 5/1/12	2,500	2,757
		7,697

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

New Jersey – 1.4%

New Jersey Economic Development Authority School Facility Construction Revenue Bonds, Sub-Series T-3 (FSA Insured), 5.00%, Mandatory Put 9/1/14	$2,500	$2,758

New Jersey State COP, Series A, Equipment Lease Purchase, 5.00%, 6/15/12	2,500	2,698

New Jersey State G.O. Unlimited Refunding Bonds, Series D, 6.00%, 2/15/11	4,250	4,559

New Jersey State G.O. Unlimited Refunding Bonds, Series J (NATL-RE FGIC-TCRS Insured), 5.00%, 7/15/11	750	806

New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured), 5.25%, 9/15/14	2,000	2,265

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A (FSA Insured), 3.75%, 12/15/12	1,500	1,503
Ocean County Utilities Authority Wastewater Revenue Refunding Bonds (NATL-RE Insured County Gtd.), 5.00%, 1/1/11	1,350	1,424
		16,013

New Mexico – 0.2%

Albuquerque City G.O. Unlimited Bonds, Series A, 3.00%, 7/1/15	1,590	1,683
Los Alamos County Gross Receipts Tax Improvement Revenue Bonds, 4.00%, 6/1/13	1,000	1,059
		2,742

New York – 7.8%

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured), 5.00%, 11/15/12	4,000	4,408

New York City G.O. Unlimited Bonds, Series B, 5.00%, 8/1/10	1,055	1,095

New York City Health & Hospital Corp. Revenue Bonds, Series A, Health Systems (G.O. of Corp.), 5.00%, 2/15/13	5,000	5,410

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

New York – 7.8% – continued

New York City Transitional Finance Authority Revenue Bonds, Series A, Future Tax Secured, 5.00%, 11/1/15	$5,000	$5,842

New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, 5.00%, 11/1/15	8,400	9,814

5.25%, 8/1/18	5,035	5,569

New York City Trust for Cultural Resources Revenue Refunding Bonds, Series 1A, Museum of Modern Art, 5.00%, 10/1/10	3,000	3,134

New York G.O. Unlimited Bonds, Series C, 5.25%, 8/1/11	2,000	2,151

New York G.O. Unlimited Bonds, Series H-1, 5.00%, 3/1/16	5,000	5,700

New York State Dormitory Authority Personal Income TRB, Series A, 5.00%, 3/15/16	1,265	1,474

New York State Dormitory Authority State Supported Debt City University System Consolidated Fifth General Resolution Revenue Bonds, Series B, 5.00%, 7/1/14	1,370	1,537

New York State Dormitory Authority State Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement, 5.00%, 2/15/13	5,000	5,465

New York State Dormitory Authority State Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement, 5.00%, 2/15/14	2,810	3,147

New York State Dormitory Authority Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured G.O.of District), 5.00%, 10/1/16	1,905	2,182

5.00%, 10/1/17	2,880	3,300

New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds Revenue Bonds, Series K, New York City Municipal Water Project, 5.25%, 6/15/21	6,510	7,109

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

New York – 7.8% – continued

New York State Thruway Authority General Highway & Bridge Trust Fund Revenue Bonds, Series A, 5.00%, 4/1/14	$1,000	$1,135

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B, 5.00%, 4/1/14	3,000	3,404

New York State Thruway Authority Services Contract Revenue Refunding Bonds, Bridge Service Contract, 5.00%, 4/1/13	3,000	3,344

New York State Urban Development Corp. Revenue Bonds, Series B-1, State Personal Income Tax, 5.00%, 3/15/16	2,075	2,418

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.00%, 1/1/16	3,000	3,409
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B (G.O. of Authority), 5.25%, 11/15/18	5,000	5,530
		86,577

North Carolina – 1.3%

Mecklenburg County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/16	10,000	11,818
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 3/1/12	2,300	2,527
		14,345

Ohio – 2.3%

Ohio State Common School G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/15	6,000	7,002

Ohio State Common School G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/14 (1)	2,500	2,866

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14 (1)	7,500	8,582

Ohio State Water Development Authority PCR Refunding Bonds, Water Quality, 5.00%, 12/1/14	2,250	2,618

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Ohio – 2.3% – continued

University of Cincinnati Ohio General Receipts Revenue Bonds, Series C (Assured Guaranty Insured), 5.00%, 6/1/13	$2,110	$2,341

5.00%, 6/1/14	1,795	2,013
		25,422

Oklahoma – 0.2%
Oklahoma State Municipal Power Authority Power Supply System Revenue Bonds, Series A, 5.00%, 1/1/15	1,575	1,775

Oregon – 0.9%

Clackamas County School District No. 86 G.O. Unlimited Bonds (School Board Guaranty), Prerefunded, 5.25%, 6/15/10	1,000	1,035

Multnomah-Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds (FSA Insured School Board Guaranty), Prerefunded, 5.50%, 6/15/11	1,000	1,082

Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/17	2,380	2,823

Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien, 4.00%, 10/1/15	2,435	2,674
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds, Series A (FSA Insured), 5.00%, 6/1/12	1,800	1,991
		9,605

Pennsylvania – 3.0%

Lehigh County General Purpose Authority Revenue Bonds, Saint Luke’s Hospital, Prerefunded, 5.38%, 8/15/13	1,000	1,152

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, 5.00%, 9/1/17	5,000	5,911

Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series, 5.00%, 7/1/15	15,000	17,496

Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series B, 5.00%, 6/1/14	2,000	2,279

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Pennsylvania – 3.0% – continued
University of Pittsburgh Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University), 5.00%, 9/15/14	$6,000	$6,947
		33,785

South Carolina – 0.2%

Greenville County School District Installment Purchase Revenue Bonds, Building Equity Sooner Tomorrow, Prerefunded, 5.50%, 12/1/12	1,140	1,306
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded, 5.50%, 10/1/09	1,000	1,010
		2,316

Tennessee – 2.5%

Metropolitan Government Nashville & Davidson County Electric Revenue Refunding Bonds, Series B (BHAC-CR Insured), 5.50%, 5/15/15	6,015	7,145

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University), 5.25%, 10/1/15	5,000	5,927

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University), 5.00%, 10/1/12	1,600	1,786

Shelby County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/15	5,000	5,823

Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/15	5,000	5,841
Tennessee State School Board Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program, 4.00%, 5/1/14	1,030	1,137
		27,659

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Texas – 5.2%

Bell County G.O. Limited Tax Notes, 5.00%, 2/15/15	$2,000	$2,172

Corpus Christi G.O. Limited Certificates (FSA Insured), Prerefunded, 5.75%, 3/1/11	1,000	1,073

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.), 3.13%, 2/15/17	7,140	7,489

3.25%, 2/15/17	7,000	7,401

Dallas Waterworks & Sewer Systems Revenue Refunding Bonds (AMBAC Insured), 5.00%, 10/1/11	3,435	3,721

Fort Worth G.O. Certificates Limited (FSA Insured), Prerefunded, 4.38%, 3/1/13	1,000	1,108

Galena Park Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded, 5.75%, 8/15/10	300	314

Irving Improvement Refunding G.O. Limited Bonds, 5.00%, 9/15/11	1,000	1,083

Lower Colorado River Authority Revenue Refunding Bonds, 5.00%, 5/15/13	1,000	1,098

5.00%, 5/15/15	1,580	1,765

Lower Colorado River Authority Revenue Refunding Bonds, Series B, Unrefunded Balance (FSA Insured), 6.00%, 5/15/12	4,985	5,055

Lower Colorado River Authority Transmission Contract Revenue Bonds (FSA Insured), 5.38%, 5/15/14	1,235	1,341

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/12	2,000	2,111

North Texas Tollway Authority Revenue Refunding Bonds, Series H, First Tier, 5.00%, Mandatory Put 1/1/11	3,000	3,120

Plano Independent School District G.O. Unlimited Bonds, Series A, School Building, 5.00%, 2/15/12	1,000	1,095

San Antonio Electric & Gas Revenue Bonds, Junior Lien, 3.63%, Mandatory Put 12/1/10	4,000	4,096

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000S)
MUNICIPAL BONDS – 66.4% – continued

Texas – 5.2% – continued

San Antonio Electric & Gas Systems Revenue Refunding Bonds, Series A, 5.50%, 2/1/12	$1,350	$1,488

San Antonio General Improvement Refunding G.O. Limited Bonds, 4.00%, 8/1/12	1,585	1,715

Texas State PFA G.O. Unlimited Refunding Bonds, 5.50%, 10/1/12	2,260	2,555
Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/15	7,000	8,148
		57,948

Utah – 2.2%

Alpine School District G.O. Unlimited Bonds (School Board Guaranty), Prerefunded, 5.25%, 9/15/11	2,000	2,174

Intermountain Power Agency Power Supply Revenue Refunding Bonds, Series A, 5.00%, 7/1/12 5.50%, 7/1/14	10,000 3,500	10,918 3,910

Uintah County Municipal Building Authority Lease Revenue Bonds, 4.50%, 6/1/14	650	711

Utah State G.O. Unlimited Bonds, Series C, 5.00%, 7/1/14	5,000	5,790
Utah State G.O. Unlimited Refunding Bonds, Series B, 5.38%, 7/1/12	1,000	1,120
		24,623

Virginia – 1.7%

Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding), 5.00%, 12/1/13	1,000	1,151

Virginia College Building Authority Education Facilities Revenue Refunding Bonds, Series B, 21st Century College & Equipment, 5.00%, 2/1/11	4,600	4,865

Virginia State Public Building Authority Public Facilities Revenue Bonds, Series B, 5.00%, 8/1/16	5,000	5,890

	PRINCIPAL AMOUNT (000s)	VALUE (000S)
MUNICIPAL BONDS – 66.4% – continued

Virginia – 1.7% – continued

Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B, 5.00%, 8/1/12	$1,355	$1,505

Virginia State Public School Authority School Financing Revenue Bonds, Series B-1 (State Aid Witholding), 5.00%, 8/1/16	1,000	1,178

Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing Program, 5.00%, 11/1/15	3,025	3,567
Virginia State Resources Authority Infrastructure Revenue Bonds, Series B, Pooled Financing Program, 5.00%, 11/1/10	775	812
		18,968

Washington – 1.8%

Energy Northwest Electric Revenue Refunding Bonds, Series A, 5.00%, 7/1/14	3,500	4,001

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,5.50%, 7/1/14	1,200	1,399

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3,5.00%, 7/1/15	5,000	5,773

Energy Northwest Electric Revenue Refunding Bonds, Series C, Project 3,5.00%, 7/1/12	150	165

Franklin County Public Utility District No. 001 Electric Revenue Refunding Bonds (NATL-RE Insured), Prerefunded, 5.63%, 9/1/12	1,000	1,133

King County Sewer Revenue Refunding Bonds, Series B (FSA Insured), 5.50%, 1/1/15	1,500	1,629

Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded, 5.25%, 12/1/11	3,000	3,288
Washington State G.O. Unlimited Bonds, Series C, Various Purpose (NATL-RE FGIC Insured), 5.25%, 1/1/19	2,000	2,088
		19,476

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 66.4% – continued

Wisconsin – 1.9%

Milwaukee City G.O. Unlimited Promissory Notes, Series N1, 5.00%, 2/15/16	$4,300	$4,989

Milwaukee City G.O. Unlimited Promissory Notes, Series N1 (AMBAC Insured), 5.00%, 2/15/12	2,575	2,811

Milwaukee County G.O. Unlimited Refunding Bonds, Series A, 3.40%, 8/1/14	5,000	5,355

Wisconsin State G.O. Unlimited Bonds, Series D, 5.00%, 5/1/15	4,625	5,351

Wisconsin State G.O. Unlimited Bonds, Series F (FSA Insured), Prerefunded, 5.50%, 5/1/12	1,000	1,116
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3 (NATL-RE FGIC Insured), 5.25%, 5/1/10	1,000	1,028
		20,650

Wyoming – 0.3%
Campbell County Recreation Project Board Lease Revenue Bonds, 5.00%, 6/15/12	3,000	3,247
Total Municipal Bonds
(Cost $712,587)		739,530

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.0%
AIM Tax-Free Cash Reserve Portfolio	95,787	$96
Total Investment Companies
(Cost $96)		96

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 35.1%

Arizona Health Facilities Authority VRDB, Series C, Banner Health (Scotiabank LOC), 0.35%, 10/7/09	$2,200	$2,200

Bethlehem Area School District G.O. Unlimited VRDB (FSA Insured State Aid Withholding), 0.85%, 10/1/09	14,495	14,495

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 35.1% – continued

Broward County School Board COP VRDB, Series B (FSA Insured), 0.40%, 10/1/09	$15,000	$15,000

California Infrastructure & Economic Development Bank Revenue VRDB, Contemporary Jewish Museum (Bank of America N.A. LOC), 0.28%, 10/1/09	19,620	19,620

California State Department of Water Resources Power Supply Revenue VRDB, Series B-2 (BNP Paribas LOC), 0.27%, 10/1/09	1,700	1,700

California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (FSA Insured), 0.45%, 10/1/09	300	300

California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West (LaSalle Bank N.A. LOC), 0.30%, 10/1/09	11,700	11,700

Chicago Board of Education G.O. Unlimited VRDB, Series B (FSA Insured), 0.65%, 10/1/09	20,000	20,000

Colorado Springs Utilities Revenue Refunding Bonds, Series A, Subordinate Lien, 0.40%, 10/1/09	5,400	5,400

Denver City & County Multi-Family Housing Adjustable Revenue VRDB, Ogden Residences Project (Credit Lyonnais LOC), 0.46%, 10/1/09	2,600	2,600

Everett Public Facilities District Project Revenue VRDB, 1.38%, 10/1/09	2,000	2,000

Fayetteville Public Works Commission Revenue Refunding VRDB, Series A (FSA Insured), 0.70%, 10/7/09	15,000	15,000

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital, 0.27%, 10/1/09	18,900	18,900

Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB, Series A, Memorial Hermann Healthcare (FSA Insured), 0.52%, 10/7/09	20,000	20,000

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 35.1% – continued

Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems, 0.27%, 10/1/09	$9,800	$9,800

Illinois Finance Authority Adjustable Revenue VRDB, Mercy Alliance Project (M&I Marley & Ilsley LOC), 1.70%, 10/1/09	1,265	1,265

Illinois Finance Authority Revenue VRDB, Series A, Central DuPuge Health, 0.30%, 10/1/09	6,000	6,000

Illinois Finance Authority Revenue VRDB, Series D, The Clare Water Project (Bank of America N.A. LOC), 0.33%, 10/1/09	5,250	5,250

Illinois State Toll Highway Authority Refunding Revenue VRDB, Series A2, Senior Priority (FSA Insured), 0.40%, 10/1/09	10,750	10,750

Illinois State Toll Highway Authority Revenue VRDB, Series A2, Senior Priority, 0.32%, 10/1/09	10,000	10,000

Iowa Finance Authority Health Care Facilities Revenue VRDB, Care Initiatives Project (KBC Bank N.V. LOC), 0.35%, 10/1/09	660	660

Jacksonville PCR Refunding VRDB, Florida Power and Light Co. Project, 0.61%, 10/1/09	400	400

Kansas City IDA Revenue VRDB, Series B, Downtown Redevelopment District (JP Morgan Chase Bank LOC), 0.37%, 10/7/09	3,835	3,835

Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series C-1, 0.30%, 10/1/09	2,500	2,500

Long Island Power Authority Electric System Revenue VRDB, Series F (FSA Insured), 0.40%, 10/7/09	2,150	2,150

Long Island Power Authority Electric System Revenue VRDB, Series J (FSA Insured), 0.35%, 10/5/09	11,120	11,120

Louisville & Jefferson County Metropolitan Sewer & Drain System District Revenue Bonds, Series A (FSA Insured), 0.35%, 10/1/09	10,500	10,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 35.1% – continued

Lufkin Health Facilities Development Corp. Revenue Refunding VRDB, Memorial Health System (Wachovia Bank N.A. LOC), 0.40%, 10/1/09	$1,300	$1,300

Maryland State Stadium Authority Sports Facilities Lease Revenue Refunding VRDB, Football Stadium Issue, Series 2007, 0.45%, 10/1/09	5,000	5,000

Massachusetts State G.O. Unlimited VRDB, Series B, 0.32%, 10/1/09	4,200	4,200

Metropolitan Transportation Authority Dedicated Tax Revenue VRDB, Series B (FSA Insured), 0.60%, 10/1/09	20,000	20,000

Minneapolis & Saint Paul Housing & Redevelopment Authority Healthcare System Revenue VRDB, Series A, Childrens Hospital Clinics (FSA Insured), 0.35%, 10/1/09	1,200	1,200

Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series E, Chevron U.S.A. Inc. Project, 0.27%, 10/1/09	7,200	7,200

Missouri State Health & Educational Facilities Authority Revenue VRDB, Series B, Saint Louis University, 0.35%, 10/1/09	400	400

Nazareth Area School District G.O Limited VRDB (FSA Insured State Aid Witholding), 0.85%, 10/1/09	10,995	10,995

New Hampshire Health & Education Facilities Authority Revenue VRDB, Series B-1, University Systems, 0.30%, 10/1/09	19,200	19,200

North Penn Water Authority Revenue VRDB (FSA Insured), 0.85%, 10/1/09	8,500	8,500

Orange County Health Facilities Authority Revenue VRDB, Series D, Hospital Orlando Regional (Suntrust Bank N.A. LOC), 0.41%, 10/1/09	1,600	1,600

Orange County School Board COP VRDB, Series C (Bank of America N.A. LOC), 0.45%, 10/1/09	11,200	11,200

Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C1 (FSA Insured), 0.55%, 10/1/09	5,000	5,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 35.1% – continued

Orlando & Orange County Expressway Authority Revenue Refunding VRDB, Series C3 (FSA Insured), 0.47%, 10/1/09	$5,420	$5,420

Pima County IDA Revenue VRDB, Series A, Senior Living Facilities – La Posada (LaSalle Bank N.A. LOC), 0.33%, 10/1/09	16,375	16,375

Pinellas County Health Authority Revenue Refunding VRDB, Hospital Facilities- Bayfront Projects (Suntrust Bank LOC), 0.41%, 10/1/09	2,900	2,900

Texas State Department of Housing & Community Affairs Multifamily Housing Revenue VRDB, Woodmont Apartments (FHLMC Insured, Bank of America N.A. LOC), 0.42%, 10/1/09	7,000	7,000

Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving, 0.33%, 10/1/09	2,859	2,859

Travis County Health Facilities Development Corp. Retirement Facilities Revenue VRDB, Series C, Querencia Barton Creek (LaSalle Bank N.A. LOC), 0.33%, 10/1/09	1,550	1,550

Tucson IDA Revenue VRDB, Series A, Family Housing Residence Projects (FNMA Insured), 0.35%, 10/1/09	1,200	1,200

Uinta County PCR Refunding VRDB, Chevron U.S.A. Inc. Project, 0.28%, 10/1/09	1,100	1,100

University of Massachusetts Building Authority Revenue Refunding VRDB, Series 2008-4 (State Gtd.), 0.29%, 10/7/09	2,700	2,700

Utah Water Finance Agency Revenue VRDB, Series B-3, 0.37%, 10/7/09	2,800	2,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 35.1% – continued
Valdez Marine Term Revenue Refunding VRDB, Series B, BP Pipelines Project, 0.28%, 10/1/09	$27,900	$27,900
Total Short-Term Investments
(Cost $390,744)		390,744

Total Investments – 101.5%
(Cost $1,103,427)		1,130,370
Liabilities less Other Assets – (1.5)%		(16,777)
NET ASSETS – 100.0%		$1,113,593

(1)	When-Issued Security.

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Short-Intermediate Tax- Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	20.2%
General Obligation	18.3
School District	10.1
Transportation	9.0
Power	7.8
Medical	7.2
Higher Education	6.3
Water	5.9
All other sectors less than 5%	15.2

Total	100.0%

At September 30, 2009, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	23.4%
AA	34.1
A	6.7
Not Rated	0.3
Cash and Equivalents	32.6
SP1/MIG1	2.9

Total	100.0%

* Standard & Poor’s Rating Services

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)

Municipal Bonds	$–	$739,530	(1)	$–	$739,530

Investment Companies	96	–		–	96

Short-Term Investments	–	390,744		–	390,744

Total Investments	$96	$1,130,274		$–	$1,130,370

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4%

Alabama – 0.2%
Birmingham Waterworks Board Revenue Bonds, Series A (Assured Guaranty Insured), 5.25%, 1/1/39	$2,000	$2,134

Arizona – 3.2%

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/24	5,000	5,654

Arizona Student Loan Acquisition Authority Revenue Refunding Bonds, Series A-1 (AMT) (Student Loans Gtd.), 5.90%, 5/1/24	1,000	1,017

Phoenix Civic Improvement Corp. District Capital Appreciation Revenue Bonds, Series B (NATL RE-FGIC Insured), 0.00%, 7/1/20	2,045	1,943

Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/15	5,000	5,554

5.00%, 7/1/17	5,000	5,539

Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A, 5.00%, 1/1/37	11,080	11,737

5.00%, 1/1/38	2,240	2,407
		33,851

California – 17.9%

Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (FSA-CR NATL-RE Insured), 5.90%, 8/1/30	10,000	11,783

Bakersfield City COP, Series B, Escrowedto Maturity, 0.00%, 4/15/21	10,000	6,582

Bay Area Government Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured), 5.00%, 8/1/13	2,500	2,542

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	1,500	1,683

California Educational Facilities Authority Revenue Bonds, Series A, University of Southern California, 5.25%, 10/1/38	2,500	2,744

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

California – 17.9% – continued

California Housing Finance Agency Revenue Bonds, Series J (AMT), 4.95%, 8/1/22	$5,500	$5,204

California State Department of Water Resources Power Supply Revenue Bonds, Series A, 6.00%, 5/1/14	5,000	5,608

California State Department of Water Resources Power Supply Revenue Bonds, Series H (FSA Insured), 5.00%, 5/1/21	2,095	2,345

California State Department of Water Resources Power Supply Revenue Bonds, Series H (FSA-CR Insured), 5.00%, 5/1/22	5,000	5,589

California State G.O. Unlimited Bonds, Prerefunded, 5.75%, 5/1/10	400	417

5.75%, 5/1/10	50	52

California State G.O. Unlimited Bonds, Unrefunded Balance, 5.75%, 5/1/30	130	133

California State University Revenue Bonds Systemwide, Series A, 5.50%, 11/1/39	5,000	5,415

Carlsbad Unified School District G.O. Unlimited Bonds, Series B, 6.00%, 5/1/34	2,500	1,569

City & County of San Francisco COP, Series B, Multiple Capital Improvement Projects, 4.75%, 4/1/35	4,000	4,083

Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (NATL-RE FGIC Insured), 0.00%, 2/1/32	5,800	1,367

Desert Sands Unified School District G.O. Unlimited Bonds, Election 2001 (AMBAC Insured), 5.00%, 6/1/29	5,000	5,308

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 6/1/32	5,000	5,403

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 5.75%, 8/1/39	5,000	5,302

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

California – 17.9% – continued

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Enhanced Asset Backed (BHAC-CR FGIC Insured), 5.00%, 6/1/35	$5,000	$5,061

Hartnell Community College District, Appreciation G.O. Unlimited Bonds, Series D, Election of 2002, 0.00%, 8/1/34	4,500	2,230

Kern High School District G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 6.60%, 2/1/17	1,845	1,931

6.60%, 8/1/17	1,825	1,910

Long Beach Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,023

Los Angeles Community College District, G.O. Unlimited Bonds, Series A, Election 2001 (NATL-RE FGIC Insured), 5.00%, 8/1/32	10,000	10,597

Los Angeles County Metropolitan Transportation Authority Sales Refunding TRB, Series 2001-B, Proposition A First Tier Senior (FSA Insured), 5.25%, 7/1/16	8,750	9,408

Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured), 5.00%, 10/1/21	1,000	1,098

Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1, 5.25%, 7/1/38	4,075	4,457

Los Angeles Department of Water & Power Revenue Bonds, Subseries A-2, Series A, 5.00%, 7/1/30	6,600	6,874

Menlo Park G.O. Unlimited Bonds, 5.25%, 8/1/27	1,000	1,074

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C, 5.00%, 7/1/35	10,000	10,868

Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	6,580

Modesto Irrigation District Capital Improvements COP, Series A, 5.75%, 10/1/29	7,020	7,936

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

California – 17.9% – continued

Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured), 0.00%, 8/1/28	$3,000	$1,203

Nevada Union High School District New Haven Capital Appreciation G.O. Unlimited Bonds (Assured Guaranty Insured), 0.00%, 8/1/31	1,270	355

0.00%, 8/1/32	1,285	338

Palomar Pomerado Health Capital Appreciation G.O. Unlimited Bonds, Series A, Election of 2004 (Assured Guaranty Insured), 0.00%, 8/1/38	10,000	6,623

Paramount Unified School District G.O. Unlimited Bonds, Election 2006 (FSA Insured), 5.25%, 8/1/32	5,000	5,323

San Francisco Bay Area Rapid Transit Financing Authority G.O. Unlimited Bonds, Series B, Election of 2004, 5.00%, 8/1/35	5,000	5,354

San Joaquin County Transportation Authority Sales Tax Revenue Bonds, Measure K-Senior Notes, 4.00%, 4/1/11	1,000	1,034

San Mateo County Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2005 (NATL-RE Insured), 0.00%, 9/1/23	5,720	2,988

University of California General Revenue Bonds, Series J (FSA Insured), 4.50%, 5/15/35	10,000	10,131

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,815

Val Verde Unified School District G.O. Unlimited Bonds, Series A, 2008 Election, 5.50%, 8/1/30	5,375	5,915
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	5,000	5,441
		191,696

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

Colorado – 0.9%

Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded, 6.50%, 11/15/11	$1,000	$1,128

Dawson Ridge Metropolitan District No.1 G.O. Limited Refunding Bonds, Series A, Escrowed to Maturity, 0.00%, 10/1/22	10,000	6,106
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured), 6.00%, 1/1/14	2,275	2,303
		9,537

Connecticut – 0.4%

Connecticut State Higher Education Supplement Loan Authority Revenue Refunding Bonds, Series A (AMT), Family Education Loan Program (NATL-RE Insured), 4.75%, 11/15/18	890	910
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, Partially Prerefunded, 7.13%, 6/1/10	3,080	3,189
		4,099

Delaware – 0.4%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), SFM (FSA Insured), 5.80%, 7/1/35	4,010	4,095

District of Columbia – 2.3%

District of Columbia Water & Sewer Authority Public Utilities Revenue Bonds, Series A, 5.50%, 10/1/39	15,000	16,759

Metropolitan Washington Airports Authority Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 10/1/35	5,000	5,057
Metropolitan Washington Airports Authority Revenue Bonds, Series C, 5.00%, 10/1/28	2,500	2,674
		24,490

Florida – 8.0%

Broward County School Board Refunding COP, Series B (FSA Insured), 5.25%, 7/1/17	5,000	5,640

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

Florida – 8.0% – continued

Citizens Property Insurance Corp. Senior Secured Revenue Notes, Series A-2, High Risk Account, 4.50%, 6/1/10	$10,000	$10,134

Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C, 7.05%, 5/1/15	1,000	999

Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	2,500	2,707

Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance, 9.13%, 6/1/14	1,665	1,921

Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 9.13%, 6/1/14	325	425

Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D, 5.50%, 6/1/17 (1)	5,000	5,969

Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	15,950	19,577

Florida State Department of Transportation Right of Way G.O. Unlimited Revenue Bonds, 5.25%, 7/1/37	5,000	5,387

Florida State Municipal Power Agency Revenue Bonds, Series A, All Requirements Power, 6.25%, 10/1/31	3,000	3,461

Miami-Dade County School Board COP, Series A (BHAC-CR FSA-CR AMBAC Insured), 5.00%, 11/1/31 (1)	5,000	5,227

Orlando & Orange County Expressway Authority Revenue Bonds, Series B (BHAC-CR AMBAC Insured), 5.00%, 7/1/35	3,375	3,451

Orlando Utilities Commission Utility System Revenue Refunding Bonds, Series B, 5.00%, 10/1/33	5,000	5,339

Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Series D, Escrowed to Maturity, 6.75%, 10/1/17	7,700	9,334

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

Florida – 8.0% – continued
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	$4,910	$5,516
		85,087

Georgia – 3.2%

Athens-Clarke County Government Water & Sewer Revenue Bonds, 5.50%, 1/1/38	7,500	8,288

Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities – Lanier Village, 7.25%, 11/15/29	2,000	2,043

Georgia Municipal Electric Authority Power Revenue Bonds, Series B (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,700

Henry County Water & Sewerage Authority Revenue Refunding Bonds (BHAC-CR FSA-CR NATL-RE Insured), 5.25%, 2/1/27	5,810	7,174

Metropolitan Atlanta Rapid Transit Authority Sales TRB, 3rd Series, 5.25%, 7/1/36	2,000	2,204

5.00%, 7/1/39	10,000	10,750
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project, 6.00%, 6/1/21	1,000	992
		34,151

Hawaii – 1.0%

Hawaii State Airport System Revenue Refunding Bonds, Series B (AMT) (NATL-RE FGIC Insured), 6.00%, 7/1/20	5,000	5,097
University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	5,000	5,375
		10,472

Idaho – 0.1%
Idaho Housing & Finance Association SFM Revenue Bonds, Series E-1 (AMT), Class III, 4.85%, 7/1/28	1,445	1,415

Illinois – 7.1%

Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B Unrefunded Balance (NATL-RE Insured), 0.00%, 1/1/33	505	140

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

Illinois – 7.1% – continued

Chicago O’Hare International Airport Third Lien Revenue Bonds, Series B-2 (AMT) (XLCA Insured), 6.00%, 1/1/29	$11,000	$11,420

Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded, 6.00%, 5/1/12	750	854

Illinois Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 6.00%, 3/1/38	3,500	3,826

Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2/1/27	5,000	5,354

Illinois State G.O. Unlimited Bonds (NATL-RE FGIC Insured), 5.38%, 6/1/24	1,500	1,519

Illinois State G.O. Unlimited Bonds, 1st Series, 5.60%, 8/1/21	5,000	5,171

Illinois State Sales Tax Revenue Bonds, 5.25%, 6/15/24	5,000	5,471

Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/1/33	6,500	7,252

Illinois State Toll Highway Authority Revenue Bonds, Series B (BHAC-CR Insured), 5.50%, 1/1/33	5,000	5,571

Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (NATL-RE Insured), 5.25%, 6/15/42	10,000	10,280
Regional Transportation Authority Revenue Bonds, Series A (NATL-RE FGIC Insured G.O. of Authority), 6.00%, 7/1/33	15,000	18,734
		75,592

Indiana – 2.1%

Franklin Township Independent School Building Corp. Marion County First Mortgage Revenue Bonds, Prerefunded, 6.50%, 7/15/10	5,000	5,341

Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds, 7.25%, 8/1/13	4,200	4,901

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

Indiana – 2.1% – continued

Indiana State Office Building Commission Capital Complex Revenue Bonds, Series B (NATL-RE Insured), 7.40%, 7/1/15	$5,620	$6,829

Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured), 3.50%, 6/1/18	3,280	3,384
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (FSA Insured), 6.00%, 5/1/29	2,000	2,018
		22,473

Kansas – 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III, 6.25%, 11/15/18	1,685	1,782

Kentucky – 1.0%
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (NATL-RE Insured), 5.50%, 5/15/34	10,000	10,551

Louisiana – 0.5%
East Baton Rouge Sewer Commission Revenue Bonds, Series A, 5.25%, 2/1/39	5,000	5,310

Maryland – 0.4%
Maryland State Transportation Authority Revenue Bonds, Transportation Facilities Project, 5.00%, 7/1/21	4,000	4,638

Massachusetts – 2.5%

Massachusetts School Building Authority Dedicated Sales TRB, Series A (FSA Insured), 5.00%, 8/15/30	5,000	5,327

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University), 5.00%, 7/1/19	5,000	5,853

Massachusetts State Water Pollution Abatement Revenue Bonds, Series A, MWRA Program, 6.00%, 8/1/19	3,000	3,869

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

Massachusetts – 2.5% – continued
Massachusetts State Water Pollution Abatement Revolving Fund Revenue Bonds, Series 14, 5.00%, 8/1/27	$10,000	$11,345
		26,394

Michigan – 0.1%
Wayne Charter County Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured), 5.38%, 12/1/15	1,000	1,072

Minnesota – 0.6%

Farmington Independent School District No. 192 School Building G.O. Unlimited Bonds, Series B, School District Credit Program (FSA School District Credit Program), 5.00%, 2/1/26	5,000	5,425

Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (NATL-RE Insured), 5.35%, 7/1/17	410	425
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F, 5.70%, 1/1/17	625	632
		6,482

Mississippi – 0.6%

Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilties Project (FSA Insured), 5.00%, Mandatory Put 3/1/15	5,955	6,834
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	50	50
		6,884

Missouri – 0.3%
Metro Development Agency District Revenue Bonds, Series B, Metrolink Cross Country Project (FSA Insured), 5.25%, 10/1/17	3,000	3,168

New Hampshire – 0.6%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Dartmouth College, 5.25%, 6/1/39	5,890	6,591

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

New Jersey – 2.1%

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded, 6.25%, 7/1/12	$445	$502

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Unrefunded – Atlantic City Medical, 6.25%, 7/1/17	555	590

New Jersey State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/15	2,765	3,222

New Jersey State Higher Education Student Assistance Authority Student Loan Revenue Bonds, Series A, 5.38%, 6/1/24	2,500	2,696

5.50%, 6/1/27	5,000	5,332

New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 0.00%, 1/1/35	5,000	3,940
New Jersey State Turnpike Authority Revenue Bonds, Series C-2 (BHAC-CR FSA-CR AMBAC Insured), 5.50%, 1/1/25	5,000	6,310
		22,592

New Mexico – 0.4%
New Mexico Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2 (GNMA/FNMA/FHLMC Insured), 5.00%, 9/1/26	3,890	4,041

New York – 13.8%

Dutchess County IDA Civic Facilities Revenue Bonds, Bard College Civic Facilities, Prerefunded, 5.75%, 8/1/10	2,000	2,109

Long Island Power Authority Electric System General Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	5,891

Long Island Power Authority Electric System Revenue Refunding Bonds, Series A, 6.00%, 5/1/33	10,000	11,527

Metropolitan Transportation Authority Dedicated TRB, Series A, 5.50%, 11/15/39	10,000	10,939

New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance, 6.00%, 5/15/30	50	51

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

New York – 13.8% – continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, 5.00%, 6/15/22	$3,010	$3,246

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Unrefunded Balance, 6.00%, 6/15/33	1,160	1,213

New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, Prerefunded, 6.00%, 5/15/10	4,000	4,182

New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (NATL-RE FGIC Insured), 5.25%, 2/1/17	5,000	5,563

New York State Dormitory Authority Revenue Bonds, Series C, The Rockefeller University, 5.00%, 7/1/40	10,000	10,834

New York State Dormitory Authority State Personal Income TRB Education, Series B, 5.75%, 3/15/36	10,000	11,563

New York State Dormitory Authority State Personal Income TRB Education, Series F, 5.00%, 3/15/30	10,000	10,576

New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, School District Financing Program (Assured Garuntee G.O. of District), 5.25%, 10/1/23	5,000	5,674

New York State Thruway Authority State Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,786

Port Authority of New York & New Jersey Consolidated Revenue Bonds, One Hundred Forty-Sixth Series (AMT) (FSA G.O. of Authority), 4.50%, 12/1/28	10,120	9,928

Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (AMBAC Insured), 5.00%, 10/15/32	5,000	5,266

Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,000	5,734

5.00%, 10/15/24	10,000	10,795

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

New York – 13.8% – continued

Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C, 5.50%, 6/1/16	$10,000	$10,464

5.50%, 6/1/18	5,000	5,314

5.50%, 6/1/19	2,500	2,702
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (G.O. of Authority), 5.00%, 11/15/32	7,500	7,718
		147,075

North Carolina – 2.9%

Cape Fear Public Utility Authority Water & Sewer Systems Revenue Bonds, 5.00%, 8/1/35	2,000	2,151

Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, 5.25%, 1/15/34	3,550	3,756

City of Charlotte Water & Sewer Systems Revenue Bonds, 4.75%, 7/1/33	10,000	10,609

North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,466

North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series B, 5.00%, 1/1/26 (1)	2,250	2,365

North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series D, Prerefunded, 6.75%, 1/1/10	1,250	1,269
North Carolina State Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured), 6.00%, 1/1/22	6,015	7,100
		30,716

Ohio – 0.7%

Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured), 5.00%, 1/1/23	3,000	3,128

Cuyahoga Community College District General Receipts Revenue Bonds, Series C, 5.00%, 8/1/24	3,000	3,365

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

Ohio – 0.7% – continued

Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities), 5.15%, 3/1/13	$500	$509
Plain Local School District G.O. Unlimited Bonds (NATL-RE FGIC Insured), Unrefunded Balance, 6.00%, 12/1/25	190	197
		7,199

Oklahoma – 0.6%

McGee Creek Authority Water Revenue Bonds (NATL-RE Insured), 6.00%, 1/1/13	4,235	4,450
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded, 6.38%, 6/1/11	2,000	2,188
		6,638

Oregon – 0.0%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series E, SFM Program (FHA MTGS Insured), 6.15%, 7/1/30	250	252

Pennsylvania – 3.2%

Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded, 7.38%, 12/1/09	3,000	3,094

Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT), 4.80%, 4/1/12	750	760

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.13%, 2/15/23	5,000	5,825

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University, 5.50%, 5/1/34	1,330	1,323

Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	1,475	1,328

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

Pennsylvania – 3.2% – continued

Pennsylvania State Turnpike Commission Revenue Bonds, Subseries B, 5.25%, 6/1/39	$5,000	$5,442

Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured), 5.00%, 8/1/18	5,000	5,627

5.25%, 12/15/22	5,000	5,596
University of Pittsburgh The Commonwealth System of Higher Education Revenue Refunding Bonds, Series B, University Capital Project, 5.25%, 9/15/29 (1)	5,000	5,708
		34,703

Puerto Rico – 1.2%

Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series B, Prerefunded, 6.00%, 7/1/10	2,000	2,101

Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU (FSA Insured), 5.00%, 7/1/20	2,000	2,115

Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation Bond (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	2,500	3,011
Puerto Rico Sales Tax Financing Corp. Sales TRB, First Subordinate Series A, 6.38%, 8/1/39	5,000	5,645
		12,872

South Carolina – 1.9%

Richland County School District No. 2 G.O. Unlimited Bonds, Series A (SCSDE Insured), 5.00%, 2/1/23	5,000	5,768

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.50%, 1/1/38	11,500	12,936
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded, 5.50%, 10/1/09	1,250	1,263
		19,967

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

Texas – 8.4%

Austin Water & Wastewater System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 11/15/28	$5,000	$5,291

Bullard Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.), 4.50%, 2/15/34	2,500	2,539

Dallas Independent School District G.O. Unlimited Bonds (PSF Gtd.), 6.38%, 2/15/34	5,000	6,013

Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	835	876

Dickinson Independent School District G.O. Unlimited Bonds (PSF Gtd.), 5.00%, 2/15/28	3,635	3,929

5.00%, 2/15/29	3,820	4,113

Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, 0.00%, 8/15/29	12,505	3,694

Lower Colorado River Authority Revenue Refunding Bonds, Series A, 6.25%, 5/15/31	10,000	11,269

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,060

6.00%, 10/1/21	1,250	1,310

Texas State Tax Revenue Anticipation Notes, 2.50%, 8/31/10	25,000	25,476

Texas State Transportation Commission Mobility Fund G.O. Unlimited Bonds, 4.75%, 4/1/37	20,000	20,882

Texas State Veterans Housing Assistance G.O. Unlimited Bonds, Series C (AMT), Fund II, 6.10%, 6/1/21	3,000	3,031

Waxahachie Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Unrefunded Balance, 0.00%, 8/15/16	240	161

0.00%, 8/15/23	190	79

0.00%, 8/15/28	305	90

0.00%, 8/15/30	320	83
		89,896

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 91.4% – continued

Utah – 0.5%
Utah Transit Authority Sales TRB, Series A (FSA Insured), 5.00%, 6/15/36	$5,000	$5,372

Virginia – 1.0%

Hampton Roads Sanitation District Wastewater Revenue Bonds, 5.00%, 4/1/33	5,000	5,403
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series B, 5.00%, 8/1/26	5,000	5,695
		11,098

Washington – 1.1%

Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	6,350
Washington State Motor Vehicle Fuel G.O. Unlimited Bonds, Series 2010B, 5.00%, 8/1/32	5,000	5,462
		11,812
Total Municipal Bonds
(Cost $910,585)		976,197

SHORT- TERM INVESTMENTS – 7.1%

California State Department of Water Resources Power Supply Revenue VRDB, Series B-2 (BNP Paribas LOC), 0.27%, 10/1/09	6,200	6,200

California Statewide Communities Development Authority Revenue VRDB, Series 2006, American Baptist Homes West (LaSalle Bank N.A. LOC), 0.30%, 10/1/09	2,030	2,030

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Subseries C-1, Methodist Hospital, 0.27%, 10/1/09	11,600	11,600

Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems, 0.27%, 10/1/09	1,500	1,500

Harrisonburg IDA Revenue Refunding VRDB, Virginia Mennonite Retirement Community, Series B (Sovereign Bank FSB LOC), 0.40%, 10/1/09	13,445	13,445

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 7.1% – continued

Kansas State Department of Transportation Highway Adjustable Revenue Refunding VRDB, Series C-1, 0.30%, 10/1/09	$100	$100

Las Vegas Valley New Water District G.O. Limited Adjustable Rate Water Improvement VRDB, Series C, 0.38%, 10/1/09	500	500

Lincoln County Pollution Control Revenue VRDB, Series A, Exxon Project, 0.23%, 10/1/09	2,500	2,500

Louisiana Public Facilities Authority Revenue VRDB, Dynamic Fuels LLC Project (JP Morgan Chase Bank LOC), 0.30%, 10/1/09	500	500

Mesquite Health Facility Development Retirement Facilities Revenue VRDB, Series C (LaSalle Bank N.A. LOC), 0.33%, 10/1/09	405	405

Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series E, Chevron U.S.A. Inc. Project, 0.27%, 10/1/09	4,700	4,700

Pima County IDA Senior Living Facilities Revenue VRDB, Series A, La Posada at Park Centre, Inc. Project (LaSalle Bank N.A. LOC), 0.33%, 10/1/09	7,800	7,800

San Jose Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Wood Apartments (FHLMC Insured), 0.31%, 10/1/09	300	300

State of Ohio Higher Education Facilities Revenue VRDB, Dominican University Project (JP Morgan Chase Bank LOC), 0.40%, 10/1/09	500	500

Texas Water Development Board State Revolving Fund Subordinate Lien Revenue Refunding VRDB, Series A, 0.33%, 10/1/09	2	2

University of Massachusetts Building Authority Revenue Refunding VRDB, Senior Series 2008-4, Commonwealth Guaranteed (State Gtd.), 0.29%, 10/7/09	1,300	1,300

Utah Water Finance Agency Revenue VRDB, Series B-3, 0.37%, 10/7/09	5,500	5,500

Valdez Marine Term Revenue Refunding VRDB, Series B, BP Pipelines Project, 0.28%, 10/1/09	10,300	10,300

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 7.1% – continued

Westminster Economic Development Authority Tax Increment Revenue Refunding VRDB, Mandalay Gardens Urban Renewal Project (U.S. Bank N.A. LOC), 0.25%, 10/1/09	$4,000	$4,000
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University Wisconsin Inc. (JP Morgan Chase & Co. LOC), 0.40%, 10/1/09	2,300	2,300
Total Short-Term Investments
(Cost $75,482)		75,482

Total Investments – 98.5%
(Cost $986,067)		1,051,679
Other Assets less Liabilities – 1.5%		15,744
NET ASSETS – 100.0%		$1,067,423

(1)	When-Issued Security.

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	21.8%
General Obligation	12.0
Higher Education	8.0
Power	10.9
School District	7.3
Transportation	7.7
Water	12.3
All other sectors less than 5%	20.0

Total	100.0%

At September 30, 2009, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	37.3%
AA	36.7
A	11.7
BBB	1.5
Not rated	0.9
Cash and Equivalents	7.3
SP1/MIG1	4.6

Total	100.0%

*Standard & Poor’s Rating Services

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax- Exempt Fund’s investments, which are carried at fair value, as of September 30, 2009:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by

Tax-Exempt Fund	$–	$1,051,679 (1)	$–	$1,051,679

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2009 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ACA	American Capital Access	IDA	Industrial Development Authority
AGC-ICC	Assured Guaranty Corporation	IDR	Industrial Development Revenue
AMBAC	American Municipal Bond Assurance Corporation	LOC	Letter of Credit
AMT	Alternative Minimum Tax	NATL-RE	National Public Finance Guarantee Corporation
BHAC-CR	Berkshire Hathaway Assurance Corporation	MBIA	Municipal Bond Insurance Association
COP	Certificate of Participation	PCF	Pollution Control Financing
FGIC	Financial Guaranty Insurance Corporation	PCR	Pollution Control Revenue
FHA	Federal Housing Authority	PFA	Public Finance Authority
FHLMC	Freddie Mac	PSF	Permanent School Fund
FNMA	Fannie Mae	Q-SBLF	Qualified - School Bond Loan Fund
FSA	Financial Security Assurance	SCSDE	South Corolina School District Enhancement
FSB	Federal Savings Bank	SFM	Single Family Mortgage
GNMA	Government National Mortgage Association	TCRS	Transferable Custodial Receipts
G.O.	General Obligation	TRB	Tax Revenue Bonds
Gtd.	Guaranteed	VRDB	Variable Rate Demand Bonds
HUD	Housing and Urban Development	XLCA	XL Capital Assurance
IBC	Insured Bond Certificates

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2009 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently includes 44 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares.

Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. At September 30, 2009, the aggregate market value of securities segregated to cover such commitments was approximately $8,644,000, $208,632,000, $201,621,000, $117,619,000 and $287,608,000 for the California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds, respectively. When-issued securities at September 30, 2009, if any, are noted in each of the Fund’s Schedule of Investments and in aggregate, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds received dividend income from investments in investment companies during the six months ended September 30, 2009. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax. Cost of investments includes amortization of premiums and accretion of discounts.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of

dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Short-Intermediate Tax-Exempt	Daily	Monthly
Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2008, through the fiscal year ended March 31, 2009, the following Funds incurred net capital losses for which the Funds intend to treat as having been incurred in the next fiscal year:

Amounts in thousands
Arizona Tax-Exempt	$388
California Intermediate Tax-Exempt	106
California Tax-Exempt	426
High Yield Municipal	17,512
Tax-Exempt	3,830

TAX-EXEMPT FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

At March 31, 2009, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MAR 31, 2010	MAR 31, 2011	MAR 31, 2013	MAR 31, 2014	MAR 31, 2015	MAR 31, 2016	MAR 31, 2017
Arizona Tax-Exempt	$ —	$ —	$ —	$ —	$ —	$174	$109
California Intermediate Tax-Exempt	—	—	—	—	—	396	974
California Tax-Exempt	—	—	—	—	—	123	278
High Yield Municipal	535	107	513	184	358	2,584	13,307
Intermediate Tax-Exempt	—	—	—	—	—	1,004	5,576
Tax-Exempt	—	—	—	—	—	2,921	13,162

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2009, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS/ (LOSSES)
Arizona Tax-Exempt	$68	$1	$ —	$38
California Intermediate Tax-Exempt	129	—	—	(2,503)
California Tax-Exempt	113	2	—	(3,092)
High Yield Municipal	298	1	—	(71,070)
Intermediate Tax-Exempt	865	—	—	4,948
Short-Intermediate Tax-Exempt	340	—	111	9,091
Tax-Exempt	645	—	—	12,879

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,284	$29	$ —
California Intermediate Tax-Exempt	5,765	17	—
California Tax-Exempt	5,439	75	—
High Yield Municipal	18,281	48	—
Intermediate Tax-Exempt	31,135	19	—
Short-Intermediate Tax-Exempt	8,681	46	—
Tax-Exempt	31,776	—	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$2,361	$109	$216
California Intermediate Tax-Exempt	4,558	25	50
California Tax-Exempt	4,921	172	618
High Yield Municipal	15,748	21	—
Intermediate Tax-Exempt	24,058	1,604	—
Short-Intermediate Tax-Exempt	2,021	—	—
Tax-Exempt	25,089	1,549	443

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN FUNDS SEMIANNUAL REPORT	81	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

As of March 31, 2009, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2006 through March 31, 2008 remain subject to examination by the Internal Revenue Service.

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (LIBOR) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in the Statements of Operations in interest expense, if applicable. The agreement will expire on December 10, 2009, unless renewed.

At September 30, 2009, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2009.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive a fee, computed daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2009, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2009, were as follows:

	CONTRACTUAL RATE	EXPENSE LIMITATIONS
Short-Intermediate Tax-Exempt	0.50%	0.70%

	CONTRACTUAL RATE
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.55%	0.52%	0.50%	0.75%
California Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.75%
California Tax-Exempt	0.55%	0.52%	0.50%	0.75%
High Yield Municipal	0.65%	0.61%	0.59%	0.85%
Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.75%
Tax-Exempt	0.55%	0.52%	0.50%	0.75%

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees

TAX-EXEMPT FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2009, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$ —	$21,504	$ —	$14,412
California Intermediate Tax-Exempt	—	65,363	—	34,001
California Tax-Exempt	—	75,242	—	60,448
High Yield Municipal	—	221,826	—	25,863
Intermediate Tax-Exempt	—	872,670	—	736,265
Short-Intermediate Tax-Exempt	—	252,952	—	37,848
Tax-Exempt	—	711,099	—	682,845

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2009, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Arizona Tax-Exempt	$6,495	$(108)	$6,387	$90,648
California Intermediate Tax-Exempt	10,041	(314)	9,727	229,096
California Tax-Exempt	10,806	(220)	10,586	154,042
High Yield Municipal	26,792	(34,149)	(7,357)	586,385
Intermediate Tax-Exempt	68,576	(2,034)	66,542	1,448,326
Short-Intermediate Tax-Exempt	27,115	(172)	26,943	1,103,427
Tax-Exempt	66,601	(989)	65,612	986,067

NORTHERN FUNDS SEMIANNUAL REPORT	83	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2009 (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Arizona Tax-Exempt	1,995	$20,264	26	$268	(1,142)	$(11,613)	879	$8,919
California Intermediate Tax-Exempt	7,403	73,659	20	199	(3,175)	(31,507)	4,248	42,351
California Tax-Exempt	4,267	45,116	64	687	(2,915)	(30,560)	1,416	15,243
High Yield Municipal	30,661	231,195	82	626	(9,743)	(73,667)	21,000	158,154
Intermediate Tax-Exempt	37,754	385,282	384	3,937	(15,411)	(156,912)	22,727	232,307
Short-Intermediate Tax-Exempt	59,158	615,630	59	607	(24,706)	(256,984)	34,511	359,253
Tax-Exempt	24,345	251,231	267	2,758	(14,665)	(150,588)	9,947	103,401

Transactions in capital shares for the fiscal year ended March 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Arizona Tax-Exempt	3,618	$35,850	51	$500	(2,155)	$(21,011)	1,514	$15,339
California Intermediate Tax-Exempt	11,414	111,949	31	297	(6,455)	(62,274)	4,990	49,972
California Tax-Exempt	7,653	78,118	96	980	(7,028)	(71,101)	721	7,997
High Yield Municipal	27,065	217,336	190	1,525	(24,184)	(191,790)	3,071	27,071
Intermediate Tax-Exempt	64,189	637,500	290	2,880	(19,312)	(191,193)	45,167	449,187
Short-Intermediate Tax-Exempt	66,702	683,193	48	491	(12,516)	(128,237)	54,234	555,447
Tax-Exempt	40,187	399,940	360	3,586	(21,352)	(211,281)	19,195	192,245

7. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through November 23, 2009, the date the financial statements were available to be issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

TAX-EXEMPT FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2009 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/09 - 9/30/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.75%	$1,000.00	$1,087.60	$3.92
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

CALIFORNIA INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.75%	$1,000.00	$1,074.30	$3.90
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

CALIFORNIA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.75%	$1,000.00	$1,125.90	$4.00
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

HIGH YIELD MUNICIPAL

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.85%	$1,000.00	$1,156.90	$4.60
Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31	**

INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.75%	$1,000.00	$1,076.30	$3.90
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

SHORT-INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.70%	$1,000.00	$1,029.20	$3.56
Hypothetical	0.70%	$1,000.00	$1,021.56	$3.55	**

TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	0.75%	$1,000.00	$1,098.50	$3.95
Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	85	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

TRUSTEES AND OFFICERS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, N.A. (“Northern”).

At a meeting of the Board of Trustees held on May 8, 2009 (the “Meeting”), the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “ Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement.

In evaluating the Advisory Agreement, generally the Trustees relied upon their knowledge of Northern, its services and the Funds, resulting from their meetings and interactions with management throughout the year. The Trustees also relied upon written materials and oral presentations regarding the Advisory Agreement, which they had received in preparation for their consideration of the Advisory Agreement. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meeting without employees of Northern present.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the nature, extent and quality of the services provided by Northern. In this regard, the Trustees considered Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel. They also considered Northern’s financial resources and its ability to attract and retain portfolio management talent. The Trustees also discussed Northern’s continued commitments to address the regulatory compliance requirements that were applicable to the Funds, the compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also noted the number of initiatives undertaken by the Trust’s Chief Compliance Officer during the year to strengthen the Funds’ compliance program. In connection with compliance, the Trustees noted the frequent and substantial reports made by the Trust’s Chief Compliance Officer at Board meetings throughout the year. The Trustees also considered the steps taken by Northern to strengthen its pricing and fixed income research functions in 2008-2009. In addition, the Trustees noted the changes and additions to personnel made by Northern during the year in order to improve Fund performance, including the hiring of a new Chief Investment Officer. Finally, the Trustees considered Northern’s responsiveness to their requests for information throughout the year, including, but not limited to, in-depth performance reports on underperforming Funds. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

FEES, EXPENSES AND PERFORMANCE

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s voluntary expense reimbursements and expense caps with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. Information was also presented to the Board with respect to Northern’s expenses and profitability with respect to the Funds. This information was considered and discussed with Northern in light of the profitability figures reported by certain other publicly-traded investment managers, although the Trustees noted that there were differences among the firms. The Trustees also reviewed Northern’s cost allocation methodology, which had remained consistent and had previously been reviewed by the Funds’ auditors for reasonability. Information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other mutual funds advised by unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. These comparisons showed that the Funds’ expense ratios were below the objective median, although the advisory fees for each Fund were in either the third or fourth quartile versus its peers. Information was also provided on the fee rates charged by Northern to private accounts managed by it. The Trustees discussed the similarities and differences among the Funds and these accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid and proposed to be paid by the Funds.

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings and ratings issued by third parties. For Funds that had been in existence for the applicable periods, information on the Funds’

TAX-EXEMPT FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

investment performance was provided for one, three, five and ten years. The Trustees also reviewed each Fund’s excess returns, if applicable, versus their targeted returns. The performance comparisons showed that the Funds were either in the first or second quartile versus their respective peers for the three-year and five-year periods (or shorter period as applicable). The Trustees considered the Funds’ investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. All of the Funds lagged their benchmarks for the three-year and five-year periods (or shorter periods as applicable), except the California Intermediate Tax-Exempt Fund which had outperformed its benchmark for the three-year period. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds. In this regard, the Trustees believed that the in-depth performance reviews on certain Funds requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to Funds.

Based on the information received, the Trustees concluded that performance was satisfactory for all of the Funds and that formerly underperforming Funds had improved their performance substantially.

ECONOMIES OF SCALE

The Trustees also reviewed information as to whether Northern was likely to pass benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ advisory fees are set, through Northern’s voluntary expense caps for the Funds and through the advisory fee breakpoints.

OTHER BENEFITS

The Trustees considered other benefits derived by Northern and its affiliates as a result of their relationship with the Funds. The Trustees considered the non-advisory services provided to the Funds by Northern and its affiliates, which included services as the Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Funds’ shareholders were likely to have other client relationships with Northern and its affiliates.

* * * * *

After deliberation, the Trustees concluded at the Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by Northern, its actual or projected costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be reapproved.

NORTHERN FUNDS SEMIANNUAL REPORT	87	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

15	MULTI-MANAGER EMERGING MARKETS EQUITY FUND

23	MULTI-MANAGER GLOBAL REAL ESTATE FUND

28	MULTI-MANAGER INTERNATIONAL EQUITY FUND

36	MULTI-MANAGER LARGE CAP FUND

40	MULTI-MANAGER MID CAP FUND

47	MULTI-MANAGER SMALL CAP FUND

FIXED INCOME FUND

53	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

59	NOTES TO THE FINANCIAL STATEMENTS

69	FUND EXPENSES

71	TRUSTEES AND OFFICERS

71	APPROVAL OF ADVISORY AGREEMENT

76	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC,

not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND	MULTI-MANAGER INTERNATIONAL EQUITY FUND
ASSETS:
Investments, at cost (1)	$773,027	$369,407	$1,941,139
Investments, at value (2)	$1,038,889	$509,486	$2,122,503
Cash	1,339	422	5,272
Foreign currencies, at value (cost $4,855, $230, $3,389, respectively)	4,890	231	3,403
Dividend income receivable	731	1,234	3,639
Interest income receivable	–	–	–
Receivable for foreign tax reclaimable	23	139	1,448
Receivable for securities sold	14,523	14,821	8,181
Receivable for variation margin on futures contracts	–	–	152
Receivable for fund shares sold	4,485	734	7,032
Receivable from investment adviser	10	14	4
Unrealized gain on forward foreign currency exchange contracts	10	–	449
Prepaid and other assets	8	8	25
Total Assets	1,064,908	527,089	2,152,108
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	36	8	437
Payable for securities purchased	50,474	17,841	26,446
Payable for variation margin on futures contracts	–	–	–
Payable for fund shares redeemed	273	233	574
Payable to affiliates:
Investment advisory fees	193	91	364
Administration fees	24	12	52
Custody and accounting fees	16	14	41
Transfer agent fees	16	8	34
Trustee fees	1	1	9
Accrued other liabilities	12	12	59
Total Liabilities	51,045	18,220	28,016
Net Assets	$1,013,863	$508,869	$2,124,092
ANALYSIS OF NET ASSETS:
Capital stock	$709,565	$370,962	$2,352,177
Accumulated undistributed net investment income (loss)	4,513	858	17,425
Accumulated undistributed net realized gain (loss)	33,923	(3,036)	(427,120)
Net unrealized appreciation (depreciation)	265,862	140,085	181,610
Net Assets	$1,013,863	$508,869	$2,124,092
Shares Outstanding ($.0001 par value, unlimited authorization)	51,722	31,212	240,972
Net Asset Value, Redemption and Offering Price Per Share	$19.60	$16.30	$8.81

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $55,357, $23,643, $100,159, $17,157, $11,823, $12,628 and $70,167, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $55,357, $23,643, $100,159, $17,157, $11,823, $12,628 and $70,167, respectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$522,468	$501,441	$349,633	$145,822
$578,536	$562,759	$406,440	$145,496
363	365	355	26,485
–	–	–	–
849	645	147	6
–	–	–	1,120
–	–	–	–
32,032	143,597	28,014	–
–	5	3	–
511	454	525	3,470
–	–	1	4
–	–	–	5
15	12	11	–
612,306	707,837	435,496	176,586

–	–	–	–
5,481	8,802	1,858	28,406
18	47	46	–
994	1,036	625	51
89	102	77	16
15	17	11	3
5	10	17	3
10	12	7	2
3	3	3	–
17	17	15	2
6,632	10,046	2,659	28,483
$605,674	$697,791	$432,837	$148,103

$628,623	$734,298	$481,970	$148,428
300	1,401	(550)	–
(79,559)	(99,488)	(105,641)	–
56,310	61,580	57,058	(325)
$605,674	$697,791	$432,837	$148,103
82,479	79,650	54,253	14,848
$7.34	$8.76	$7.98	$9.97

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND
INVESTMENT INCOME:
Dividend income(2)	$9,494 (3)	$6,538 (3)
Interest income	–	4
Other income	29	9
Total Investment Income	9,523	6,551
EXPENSES:
Investment advisory fees	3,968	1,907
Administration fees	496	260
Custody fees	316	171
Accounting fees	43	27
Transfer agent fees	331	173
Registration fees	12	12
Printing fees	10	10
Professional fees	10	10
Trustee fees and expenses	3	3
Other	4	4
Total Expenses	5,193	2,577
Less expenses reimbursed by investment adviser	(233)	(323)
Less custodian credits	(1)	–
Net Expenses	4,959	2,254
Net Investment Income (Loss)	4,564	4,297
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	35,388	15,012
Futures contracts	–	–
Foreign currency transactions	(677)	(6)
Net change in unrealized appreciation (depreciation) on:
Investments	242,654	139,177
Futures contracts	–	–
Forward foreign currency exchange contracts	(40)	(13)
Translation of other assets and liabilities denominated in foreign currencies	(19)	22
Net Gains (Losses) on Investments and Foreign Currency	277,306	154,192
Net Increase (Decrease) in Net Assets Resulting from Operations	$281,870	$158,489

(1)	Commenced investment operations on September 23, 2009.
(2)	Amount includes dividend income from Diversified Assets Portfolio of the Northern Institutional Funds of $25, $17, $59, $24, $12, $14, $2, respectively.
(3)	Net of $1,060, $316, $2,229, respectively in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS OR PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)

MULTI-MANAGER INTERNATIONAL EQUITY FUND	MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND(1)

$21,103 (3)	$4,910	$4,107	$1,460	$2
328	46	11	6	19
82	29	14	17	5
21,513	4,985	4,132	1,483	26

8,085	2,117	2,491	1,873	19
1,126	353	415	255	3
689	51	80	71	3
84	33	37	27	1
751	235	277	170	2
14	12	11	10	1
27	10	10	10	–
29	10	10	10	1
10	3	4	4	–
14	5	5	5	–
10,829	2,829	3,340	2,435	30
(111)	(8)	(18)	(51)	(4)
–	(1)	–	–	–
10,718	2,820	3,322	2,384	26
10,795	2,165	810	(901)	–

(57,460)	(9,393)	(14,796)	9,238	1
13,216	3,283	3,836	2,627	–
398	–	–	–	(1)
514,626	121,202	188,997	106,264	(326)
(1,171)	(464)	(551)	(283)	–
16	–	–	–	5
121	–	–	–	(4)
469,746	114,628	177,486	117,846	(325)
$480,541	$116,793	$178,296	$116,945	$(325)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MULTI-MANAGER EMERGING MARKETS EQUITY FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND
Amounts in thousands	SEPT. 30, 2009	MARCH 31, 2009(1)	SEPT. 30, 2009	MARCH 31, 2009
OPERATIONS:
Net investment income (loss)	$4,564	$283	$4,297	$2,954
Net realized gains (losses)	34,711	(1,327)	15,006	(18,890)
Net change in unrealized appreciation (depreciation)	242,595	23,267	139,186	899
Net Increase (Decrease) in Net Assets Resulting from Operations	281,870	22,223	158,489	(15,037)
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	463,643	246,127	168,441	202,521
Net Increase in Net Assets Resulting from Capital Share Transactions	463,643	246,127	168,441	202,521
DISTRIBUTIONS PAID:
From net investment income	–	–	(3,486)	(1,753)
From net realized gains	–	–	–	(306)
Total Distributions Paid	–	–	(3,486)	(2,059)
Total Increase (Decrease) in Net Assets	745,513	268,350	323,444	185,425
NET ASSETS:
Beginning of period	268,350	–	185,425	–
End of period	$1,013,863	$268,350	$508,869	$185,425
Accumulated Undistributed Net Investment Income (Loss)	$4,513	$(51)	$858	$47

(1)	Commenced investment operations on November 19, 2008.
(2)	Commenced investment operations on September 23, 2009.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS OR PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED) OR THE FISCAL YEAR OR PERIOD ENDED MARCH 31, 2009

MULTI-MANAGER INTERNATIONAL EQUITY FUND		MULTI-MANAGER LARGE CAP FUND		MULTI-MANAGER MID CAP FUND		MULTI-MANAGER SMALL CAP FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009	MARCH 31, 2009	SEPT. 30, 2009(2)

$10,795	$16,099	$2,165	$2,879	$810	$2,467	$(901)	$(839)	$ –
(43,846)	(373,730)	(6,110)	(68,237)	(10,960)	(87,954)	11,865	(97,155)	–
513,592	(325,792)	120,738	(51,235)	188,446	(98,106)	105,981	(23,936)	(325)
480,541	(683,423)	116,793	(116,593)	178,296	(183,593)	116,945	(121,930)	(325)

595,210	252,970	161,773	186,238	143,278	113,858	85,849	60,260	148,428
595,210	252,970	161,773	186,238	143,278	113,858	85,849	60,260	148,428

–	(12,000)	(1,917)	(2,836)	–	(2,300)	–	–	–
–	(13,395)	–	–	–	(2,279)	–	(355)	–
–	(25,395)	(1,917)	(2,836)	–	(4,579)	–	(355)	–
1,075,751	(455,848)	276,649	66,809	321,574	(74,314)	202,794	(62,025)	148,103

1,048,341	1,504,189	329,025	262,216	376,217	450,531	230,043	292,068	–
$2,124,092	$1,048,341	$605,674	$329,025	$697,791	$376,217	$432,837	$230,043	$148,103
$17,425	$6,630	$300	$52	$1,401	$591	$(550)	$351	$ –

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	PERIOD ENDED MARCH 31, 2009(1)
Net Asset Value, Beginning of Period	$12.03	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.09)	0.01
Net realized and unrealized gains	7.66	2.02
Total from Investment Operations	7.57	2.03
Net Asset Value, End of Period	$19.60	$12.03
Total Return(2)	62.93%	20.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,013,863	$268,350
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.50%	1.50%
Expenses, before reimbursements and credits	1.57%	1.68%
Net investment income, net of reimbursements and credits	1.38%	0.54	%(4)
Net investment income, before reimbursements and credits	1.31%	0.36	%(4)
Portfolio Turnover Rate	39.57%	23.99%

(1)	Commenced investment operations on November 19, 2008.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	As the Fund commenced investment operations on November 19, 2008, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	PERIOD ENDED MARCH 31, 2009(1)
Net Asset Value, Beginning of Period	$9.87	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.15
Net realized and unrealized gains (losses)	6.46	(0.17)
Total from Investment Operations	6.56	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.13)	(0.09)
From net realized gains	–	(0.02)
Total Distributions Paid	(0.13)	(0.11)
Net Asset Value, End of Period	$16.30	$9.87
Total Return(3)	66.68%	(0.43)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$508,869	$185,425
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.30%	1.30%
Expenses, before reimbursements and credits	1.49%	1.55%
Net investment income, net of reimbursements and credits	2.48%	3.68	%(5)
Net investment income, before reimbursements and credits	2.29%	3.43	%(5)
Portfolio Turnover Rate	44.01%	55.99%

(1)	Commenced investment operations on November 19, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	As the Fund commenced investment operations on November 19, 2008, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$6.28	$11.15	$11.89	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.11	0.11	0.03
Net realized and unrealized gains (losses)	2.50	(4.79)	(0.16)	1.89
Total from Investment Operations	2.53	(4.68)	(0.05)	1.92
LESS DISTRIBUTIONS PAID :
From net investment income(2)	–	(0.09)	(0.10)	(0.03)
From net realized gains	–	(0.10)	(0.59)	–
Total Distributions Paid	–	(0.19)	(0.69)	(0.03)
Net Asset Value, End of Period	$8.81	$6.28	$11.15	$11.89
Total Return(3)	40.29%	(42.04)%	(0.84)%	19.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,124,092	$1,048,341	$1,504,189	$1,088,091
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.43%	1.44%	1.45%	1.45%
Expenses, before reimbursements and credits	1.44%	1.47%	1.47%	1.48%
Net investment income, net of reimbursements and credits	1.43%	1.27%	0.96%	0.47%
Net investment income, before reimbursements and credits	1.42%	1.24%	0.94%	0.44%
Portfolio Turnover Rate	29.24%	69.98%	77.15%	40.59%

(1)	Commenced investment operations on June 22, 2006.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	PERIOD ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$5.68	$8.76	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.07	0.03
Net realized and unrealized gains (losses)	1.66	(3.08)	(1.24)
Total from Investment Operations	1.69	(3.01)	(1.21)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.07)	(0.03)
Total Distributions Paid	(0.03)	(0.07)	(0.03)
Net Asset Value, End of Period	$7.34	$5.68	$8.76
Total Return(2)	29.71%	(34.53)%	(12.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$605,674	$329,025	$262,216
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.20%	1.20%	1.20%
Expenses, before reimbursements and credits	1.20%	1.23%	1.36%
Net investment income, net of reimbursements and credits	0.92%	1.01%	1.11%
Net investment income, before reimbursements and credits	0.92%	0.98%	0.95%
Portfolio Turnover Rate	20.34%	57.53%	15.71%

(1)	Commenced investment operations on October 17, 2007.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER MID CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$6.26	$9.99	$11.25	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.05	0.03	0.02
Net realized and unrealized gains (losses)	2.49	(3.68)	(0.88)	1.25
Total from Investment Operations	2.50	(3.63)	(0.85)	1.27
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.05)	(0.02)	(0.02)
From net realized gains	–	(0.05)	(0.39)	–
Total Distributions Paid	–	(0.10)	(0.41)	(0.02)
Net Asset Value, End of Period	$8.76	$6.26	$9.99	$11.25
Total Return(2)	39.94%	(36.44)%	(7.91)%	12.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$697,791	$376,217	$450,531	$343,971
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.20%	1.20%	1.20%	1.20%
Expenses, before reimbursements and credits	1.21%	1.21%	1.21%	1.29%
Net investment income, net of reimbursements andcredits	0.29%	0.59%	0.29%	0.29%
Net investment income, before reimbursements andcredits	0.28%	0.58%	0.28%	0.20%
Portfolio Turnover Rate	62.92%	123.45%	35.17%	16.95%

(1)	Commenced investment operations on June 22, 2006.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER SMALL CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008	PERIOD ENDED MARCH 31, 2007(1)
Net Asset Value, Beginning of Period	$5.53	$8.90	$11.47	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gains (losses)	2.47	(3.34)	(1.80)	1.55
Total from Investment Operations	2.45	(3.36)	(1.84)	1.52
LESS DISTRIBUTIONS PAID:
From net realized gains	–	(0.01)	(0.73)	(0.05)
Total Distributions Paid	–	(0.01)	(0.73)	(0.05)
Net Asset Value, End of Period	$7.98	$5.53	$8.90	$11.47
Total Return(2)	44.30%	(37.76)%	(16.80)%	15.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$432,837	$230,043	$292,068	$226,753
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.40%	1.40%	1.40%	1.40%
Expenses, before reimbursements and credits	1.43%	1.44%	1.44%	1.54%
Net investment loss, net of reimbursements and credits	(0.53)%	(0.31)%	(0.46)%	(0.51)%
Net investment loss, before reimbursements and credits	(0.56)%	(0.35)%	(0.50)%	(0.65)%
Portfolio Turnover Rate	81.73%	185.25%	185.20%	70.83%

(1)	Commenced investment operations on June 22, 2006.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	PERIOD ENDED SEPT. 30, 2009 (UNAUDITED)(1)
Net Asset Value, Beginning of Period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	–
Net realized and unrealized losses	(0.03)
Total from Investment Operations	(0.03)
Net Asset Value, End of Period	$9.97
Total Return(2)	(0.30)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$148,103
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.10%
Expenses, before reimbursements and credits	1.29%
Net investment income (loss), net of reimbursements and credits	(0.02	)%(4)
Net investment income (loss), before reimbursements and credits	(0.21	)%(4)
Portfolio Turnover Rate	0.37%

(1)	Commenced investment operations on September 23, 2009.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	As the Fund commenced investment operations on September 23, 2009, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 84.8%

Australia – 0.2%
Centamin Egypt Ltd. *	1,501,000	$2,299

Brazil – 10.8%

Banco do Brasil S.A.	111,079	1,958

BR Malls Participacoes S.A. *	431,700	5,093

Brasil Foods S.A. *	133,800	3,565

Brasil Telecom Participacoes S.A.	34,644	639

Cia de Concessoes Rodoviarias	228,800	3,914

Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	85,500	4,814

Cosan S.A. Industria e Comercio *	298,800	3,299

EDP - Energias do Brasil S.A.	31,949	527

Empresa Brasileira de Aeronautica S.A. ADR *	186,400	4,276

Empresa Brasileira de Aeronautica S.A. *	145,428	841

Equatorial Energia S.A.	16,248	160

Gerdau S.A. ADR	103,667	1,393

Light S.A.	65,251	910

Localiza Rent A CAR	365,000	3,649

Natura Cosmeticos S.A.	688,717	12,421

PDG Realty S.A. Empreendimentose Participacoes	736,100	6,108

Petroleo Brasileiro S.A. – Petrobras	179,756	4,145

Petroleo Brasileiro S.A. ADR	637,176	29,246

Redecard S.A.	20,819	320

Souza Cruz S.A.	113,676	3,992

Sul America S.A.	18,554	398

Tivit Terceirizacao de Tecnologia e Servicos S.A. *	446,300	3,275

Vale S.A. ADR	445,500	10,304
Votorantim Celulose e Papel S.A. ADR *	272,646	4,474
		109,721

Canada – 0.4%
Pacific Rubiales Energy Corp. *	317,700	3,935

Chile – 0.2%

Banco Santander Chile S.A. ADR	17,651	1,016
Enersis S.A. ADR	54,541	1,006
		2,022

China – 6.6%

Bank of China Ltd., Class H	5,579,000	2,918

Central China Real Estate Ltd.	1,318,000	345

China Construction Bank Corp., Class H	4,199,929	3,337

China High Speed Transmission Equipment Group Co. Ltd.	1,827,000	3,718

China Merchants Bank Co. Ltd., Class H	2,389,150	5,281

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 84.8% – continued

China – 6.6% – continued

China Molybdenum Co. Ltd., Class H	1,111,743	$880

China Petroleum & Chemical Corp., Class H	2,178,141	1,854

China Telecom Corp. Ltd., Class H	2,071,015	980

Dongfeng Motor Group Co. Ltd., Class H	1,102,000	1,159

Golden Eagle Retail Group Ltd.	496,000	829

Industrial & Commercial Bank of China, Class H	17,442,924	13,072

Maanshan Iron & Steel, Class H *	5,570,000	3,333

People’s Food Holdings Ltd.	106,483	57

PetroChina Co. Ltd., Class H	907,529	1,033

Renhe Commercial Holdings Co. Ltd.	4,206,000	844

Shanda Games Ltd. ADR *	239,500	2,802

Sinotrans Shipping Ltd.	2,092,500	836

Tencent Holdings Ltd.	412,221	6,671

Tingyi Cayman Islands Holding Corp.	200,000	413

Wumart Stores, Inc., Class H	796,000	1,185

Yanzhou Coal Mining Co. Ltd., Class H	5,420,000	7,799

Zhejiang Expressway Co. Ltd., Class H	1,151,690	1,002
Zijin Mining Group Co. Ltd., Class H	6,393,167	6,229
		66,577

Czech Republic – 0.8%

Central European Media Enterprises Ltd., Class A *	205,782	7,048
Komercni Banka A/S	4,572	913
		7,961

Egypt – 0.0%
National Societe Generale Bank S.A.E	16,541	85

Hong Kong – 5.7%

Belle International Holdings Ltd.	3,345,000	3,399

Cheung Kong Holdings Ltd.	53,000	667

China Foods Ltd.	660,000	455

China Mobile Ltd.	1,791,490	17,593

China Pharmaceutical Group Ltd.	1,478,000	828

CNOOC Ltd.	10,926,000	14,774

Cnpc Hong Kong Ltd.	1,380,000	1,086

Denway Motors Ltd.	17,934,000	7,932

Digital China Holdings Ltd.	169,000	161

GZI Real Estate Investment Trust	412,000	151

Hong Kong Exchanges and Clearing Ltd.	10,399	187

Hopewell Holdings Ltd.	264,081	826

Huabao International Holdings Ltd.	453,820	486

Jardine Matheson Holdings Ltd.	145,200	4,399

Nine Dragons Paper Holdings Ltd.	1,387,000	1,770

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 84.8% – continued

Hong Kong – 5.7% – continued

Shanghai Industrial Holdings Ltd.	217,000	$976

Sino Biopharmaceutical	756,000	174

Sinolink Worldwide Holdings Ltd.	3,066,000	768
Skyworth Digital Holdings Ltd.	2,260,000	1,045
		57,677

Hungary – 0.1%
Magyar Telekom Telecommunications PLC	263,076	1,153

India – 3.9%

ACC Ltd.	40,722	690

Bank of Baroda	111,511	1,116

Bank of India	123,307	1,064

Canara Bank	154,180	1,033

Chennai Petroleum Corp. Ltd. *	22,584	124

Corp Bank	27,145	239

Grasim Industries Ltd.	16,891	974

HCL Technologies Ltd.	25,673	182

HDFC Bank Ltd. ADR	67,900	8,037

Hindustan Petroleum Corp. Ltd.	14,141	118

ICICI Bank Ltd. ADR	112,400	4,334

IDBI Bank Ltd.	356,432	939

Indian Bank	116,579	397

Indian Overseas Bank	210,671	556

Oil & Natural Gas Corp. Ltd.	58,312	1,420

Oriental Bank Of Commerce	105,487	523

Patni Computer Systems Ltd.	113,938	1,081

Punjab National Bank Ltd.	56,236	932

State Bank of India Ltd.	27,579	1,252

Steel Authority Of India Ltd.	310,810	1,098

Sterlite Industries India Ltd.	7,208	115

Tata Steel Ltd.	105,914	1,115

Union Bank Of India	197,128	977
Wipro Ltd.	906,620	11,327
		39,643

Indonesia – 5.9%

Astra International Tbk PT	5,620,000	19,351

Bank Central Asia Tbk PT	31,122,500	14,824

Bank Mandiri Tbk PT	2,847,000	1,383

Bank Rakyat Indonesia	7,985,177	6,156

Gudang Garam Tbk PT	25,000	38

Perusahaan Gas Negara PT	13,985,000	5,280

Semen Gresik Persero Tbk PT	1,667,500	1,083

Telekomunikasi Indonesia Tbk PT	575,634	512

Telekomunikasi Indonesia Tbk PT ADR	138,500	4,944

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 84.8% – continued

Indonesia – 5.9% – continued

Unilever Indonesia Tbk PT	104,600	$116
United Tractors Tbk PT	4,033,500	6,506
		60,193

Israel – 1.5%

Bezeq Israeli Telecommunication Corp. Ltd.	125,724	271

Cellcom Israel Ltd.	140,900	4,288

Check Point Software Technologies *	45,401	1,287

Israel Chemicals Ltd.	430,165	4,941

Strauss Group Ltd.	242,581	3,205
Teva Pharmaceutical Industries Ltd.	21,625	1,092
		15,084

Luxembourg – 0.7%

Evraz Group S.A. GDR *	45,714	1,197
Tenaris S.A. ADR	154,000	5,486
		6,683

Macau – 0.2%
Wynn Macau Ltd. *	1,487,300	1,935

Malaysia – 0.9%

British American Tobacco Malaysia Bhd.	52,300	665

CIMB Group Holdings Bhd.	1,363,461	4,358

Hong Leong Financial Group Bhd.	101,700	158

KLCC Property Holdings Bhd.	91,022	87

Lafarge Malayan Cement Bhd.	387,900	702

PLUS Expressways Bhd.	278,221	267

PPB Group Bhd.	141,900	630

Public Bank Bhd.	335,020	986

SapuraCrest Petroleum Bhd.	268,400	147

Telekom Malaysia Bhd.	180,600	161

Tenaga Nasional Bhd.	536,800	1,268
YTL Power International Bhd.	149,147	94
		9,523

Mexico – 6.3%

Alfa S.A.B. de C.V., Class A	65,154	315

America Movil S.A.B. de C.V. ADR, Series L	449,082	19,683

America Movil S.A.B. de C.V., Series L	487,019	1,066

Banco Compartamos S.A. de C.V.	85,993	314

Cemex S.A.B. de C.V. ADR *	398,000	5,142

Corporacion GEO S.A.B. de C.V., Series B *	1,778,900	4,837

Embotelladoras Arca S.A.B. de C.V.	1,019,009	2,519

Fomento Economico Mexicano S.A.B. de C.V. ADR	286,391	10,897

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 84.8% – continued

Mexico – 6.3% – continued

Grupo Aeroportuario de Sureste S.A.B. ADR	100,700	$4,296

Grupo Bimbo S.A.B. de C.V., Series A	196,417	1,094

Grupo Carso S.A.B. de C.V., Series A1	300,933	984

Grupo Financiero Banorte S.A.B. de C.V., Class O	1,669,800	5,586

Grupo Mexico S.A.B. de C.V., Series B *	297,289	548

Grupo Simec S.A.B. de C.V., Series B *	53,246	141

Grupo Televisa S.A. ADR	78,065	1,451

Industrias C.H. S.A.B. de C.V., Series B *	135,012	470
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,361,300	4,720
		64,063

Peru – 1.0%

Cia de Minas Buenaventura S.A. ADR	135,500	4,771
Credicorp Ltd.	70,900	5,513
		10,284

Philippines – 0.6%

Megaworld Corp.	3,178,184	100

Metropolitan Bank & Trust	4,530,900	3,669

Philippine Long Distance Telephone Co. ADR	23,561	1,211

San Miguel Corp., Class B	41,900	59
SM Investments Corp.	120,840	827
		5,866

Poland – 0.1%

Asseco Poland S.A.	2,675	58
KGHM Polska Miedz S.A.	39,785	1,212
		1,270

Russia – 4.1%

CTC Media, Inc. *	53,600	843

Gazprom OAO ADR (London Exchange)	9,854	230

Gazprom OAO ADR (OTC Exchange)	192,123	4,542

LUKOIL ADR (London Exchange)	127,160	6,927

LUKOIL ADR (OTC Exchange)	47,581	2,610

MMC Norilsk Nickel ADR *	65,346	809

Mobile Telesystems OJSC ADR	101,400	4,894

Novolipetsk Steel OJSC GDR (Registered) *	210,516	5,382

Rosneft Oil Co. GDR	825,931	6,252

Sberbank	3,035,672	6,136

Severstal GDR (Reg)	156,519	1,204

Surgutneftegaz ADR (London Exchange)	115,911	997

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 84.8% – continued

Russia – 4.1% – continued
Surgutneftegaz ADR (OTC Exchange)	49,498	$433
		41,259

Singapore – 0.5%

Wilmar International Ltd.	849,000	3,785
Yangzijiang Shipbuilding Holdings Ltd.	1,871,101	1,273
		5,058

South Africa – 5.7%

ABSA Group Ltd.	79,609	1,273

ArcelorMittal South Africa Ltd.	72,320	1,159

Aveng Ltd.	985,219	5,684

FirstRand Ltd.	470,808	1,039

Foschini Ltd.	59,655	494

Gold Fields Ltd.	76,147	1,043

Investec Ltd.	137,944	1,056

Kumba Iron Ore Ltd.	33,351	1,107

Massmart Holdings Ltd.	433,926	5,096

Metropolitan Holdings Ltd.	309,310	527

MTN Group Ltd.	157,716	2,572

Naspers Ltd., Class N	118,929	4,078

Remgro Ltd.	82,695	976

Sanlam Ltd.	496,868	1,360

Santam Ltd.	7,846	92

Sasol Ltd.	5,899	224

Shoprite Holdings Ltd.	351,412	2,911

Standard Bank Group Ltd.	1,050,380	13,600

Truworths International Ltd.	2,360,383	13,411

Vodacom Group (Pty) Ltd. *	27,933	209
Woolworths Holdings Ltd.	101,129	218
		58,129

South Korea – 13.6%

Busan Bank	104,190	1,152

Cheil Worldwide, Inc.	3,887	958

Daegu Bank	81,780	1,169

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	43,380	631

Daishin Securities Co. Ltd.	64,170	878

Dongbu Insurance Co. Ltd.	19,810	605

GS Engineering & Construction Corp.	6,982	544

Hankook Tire Co. Ltd.	348,580	6,918

Hanwha Chem Corp.	94,080	1,017

Hyosung Corp.	13,219	756

Hyundai Department Store Co. Ltd.	10,692	996

Hyundai Heavy Industries	7,247	1,104

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 84.8% – continued

South Korea – 13.6% – continued

Hyundai Motor Co.	64,093	$6,040

Kangwon Land, Inc.	47,140	695

Korea Plant Service & Engineering Co. Ltd.	3,620	99

Korea Zinc Co. Ltd.	8,626	1,277

Korean Reinsurance Co.	25,500	256

KT Corp.	21,210	730

KT Corp., ADR	221,100	3,843

LG Chem Ltd.	10,814	2,003

LG Corp.	108,005	7,222

LG Display Co. Ltd.	50,900	1,465

LG Electronics, Inc.	53,695	5,697

Lotte Shopping Co. Ltd.	2,532	681

LS Industrial Systems Co. Ltd.	965	76

MegaStudy Co. Ltd.	23,207	4,759

NCSoft Corp.	149,990	21,463

Neowiz Games Corp. *	9,574	357

Samsung Electronics Co. Ltd.	44,273	30,525

Samsung SDI Co. Ltd.	4,496	566

Samsung Techwin Co. Ltd.	69,050	5,452

Shinhan Financial Group Co. Ltd. *	514,844	20,603

Shinsegae Co. Ltd.	9,794	4,941

SK Holdings Co. Ltd.	7,485	713

SK Telecom Co. Ltd.	1,430	222

STX Pan Ocean Co. Ltd.	33,366	306
Woori Investment & Securities Co. Ltd.	49,460	699
		137,418

Taiwan – 10.8%

Advanced Semiconductor Engineering, Inc.	1,461,000	1,204

Asia Cement Corp.	3,287,760	3,666

AU Optronics Corp.	1,506,120	1,464

Chinatrust Financial Holding Co. Ltd.	10,841,148	7,018

Chunghwa Telecom Co. Ltd.	695,681	1,252

Compal Electronics, Inc.	1,110,035	1,287

Far Eastern Textile Co. Ltd.	3,414,940	3,992

Formosa Plastics Corp.	49,730	101

Fubon Financial Holding Co. Ltd. *	802,000	904

HON HAI Precision Industry Co. Ltd. GDR (Reg)	178,350	1,463

HON HAI Precision Industry Co. Ltd.	2,596,700	10,391

Inventec Co. Ltd.	642,100	372

KGI Securities Co. Ltd.	834,000	447

Lite-On Technology Corp.	954,330	1,252

Macronix International	1,127,665	621

MediaTek, Inc.	429,102	7,158

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 84.8% – continued

Taiwan – 10.8% – continued

Novatek Microelectronics Corp. Ltd.	299,284	$708

President Chain Store Corp.	2,522,408	6,173

Quanta Computer, Inc.	718,730	1,510

Siliconware Precision Industries Co.	914,628	1,290

Siliconware Precision Industries Co. ADR	762,300	5,473

Taiwan Cement Corp.	6,227,000	6,959

Taiwan Semiconductor Manufacturing Co. Ltd.	8,089,648	16,241

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	630,828	6,914

U-Ming Marine Transport Corp.	381,360	640

Uni-President Enterprises Corp.	3,421,655	4,031

United Microelectronics Corp. *	2,900,000	1,413

Walsin Lihwa Corp. *	2,736,000	938

Wistron Corp.	3,195,399	5,946

Yageo Corp.	11,398,000	3,182
Yuanta Financial Holding Co. Ltd.	6,913,000	5,087
		109,097

Thailand – 1.9%

Bangkok Bank PCL (Registered)	34,400	127

Bangkok Bank PCL NVDR	306,500	1,110

Banpu PCL (Registered)	27,600	353

CP ALL PCL	137,569	81

Kasikornbank PCL NVDR	2,729,794	6,737

Krung Thai Bank PCL	1,312,034	357

Land and Houses PCL	16,324,221	3,271

PTT Exploration & Production PCL (Registered)	203,700	881

PTT PCL	7,600	60

PTT PCL (Registered)	130,800	1,006

Siam Cement PCL NVDR	143,406	952

Siam Commercial Bank PCL (Registered)	388,913	952

Tisco Financial Group PCL	3,735,800	2,561
Tisco Financial Group PCL NVDR	1,453,898	990
		19,438

Turkey – 0.9%

Ford Otomotiv Sanayi A.S.	151,524	953

Turkcell Iletisim Hizmet A.S.	173,670	1,240

Turkiye Garanti Bankasi A.S.	1,374,966	5,223

Turkiye Halk Bankasi A.S.	178,306	1,064
Turkiye Is Bankasi, Class C	173,320	682
		9,162

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 8 4.8% – continued

United Kingdom – 0.8%
Anglo American PLC *	243,674	$7,798

United States – 0.6%
Cognizant Technology Solutions Corp., Class A *	161,200	6,232
Total Common Stocks
(Cost $628,904) (1)		859,565

CONVERTIBLE PREFERRED STOCKS – 4.1%

Brazil – 4.1%

Banco Itau Holding Financeira S.A. ADR	1,585,701	31,952

Brasil Telecom Participacoes S.A. ADR	129,068	6,879

Cia de Bebidas das Americas ADR	22,453	1,847
Tele Norte Leste Participacoes S.A. ADR	23,759	447
		41,125
Total Convertible Preferred Stocks
(Cost $26,176) (1)		41,125

PREFERRED STOCKS – 3.0%

Brazil – 3.0%

Brasil Telecom S.A.	116,006	1,027

Braskem S.A., Class A *	36,523	232

Centrais Eletricas Brasileilas S.A.	47,779	978

Centrais Eletricas Brasileiras S.A., Class B	75,123	1,056

Cia Brasileira de *	35,930	1,014

Cia Paranaense de Energia, Class B	58,643	1,038

Investimentos Itau S.A.	285,257	1,726

Itau Unibanco Holding S.A.	20,444	412

Metalurgica Gerdau S.A.	71,346	1,194

Petroleo Brasileiro S.A. – Petrobras	232,380	4,591

Petroleo Brasileiro S.A. ADR	214,559	8,434

Telecomunicacoes de Sao Paulo S.A.	33,719	845

Universo Online S.A.	19,874	94

Usinas Siderurgicas de Minas Gerais S.A.,

Class A	208,300	5,492

Vale S.A., Class A	58,917	1,217
Vivo Participacoes S.A.	47,919	1,209
		30,559
Total Preferred Stocks
(Cost $23,173) (1)		30,559

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 9.2%

iShares MSCI Emerging Markets Index Fund	970,629	$37,767
Northern Institutional Funds – Diversified Assets Portfolio (2)(3)	55,356,967	55,357
Total Investment Companies
(Cost $81,357)		93,124

WARRANTS – 0.4%

United States – 0.4%
UBS A.G. London, Exp. 5/08/12, Strike $1 *	180,261	4,264
Total Warrants
(Cost $3,165)		4,264

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.0%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$10,252	$10,252
Total Short-Term Investments
(Cost $10,252)		10,252

Total Investments – 102.5%
(Cost $773,027)		1,038,889
Liabilities less Other Assets – (2.5%)		(25,026)
NET ASSETS – 100.0%		$1,013,863

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $22,467,000 with net purchases of approximately $32,890,000 during the six months ended September 30, 2009.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

At September 30, 2009, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.4%
Consumer Staples	8.8
Energy	11.3
Financials	26.7
Health Care	0.3
Industrials	6.9
Information Technology	16.5
Materials	10.3
Telecommunication Services	8.1
Utilities	0.7

Total	100.0%

At September 30, 2009, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	31.0%
South Korean Won	13.8
Hong Kong Dollar	12.3
Taiwan Dollar	9.9
Brazilian Real	7.9
South African Rand	6.8
Indonesian Rupiah	5.1
All other currencies less than 5%	13.2

Total	100.0%

At September 30, 2009, the Multi-Manager Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Thai Baht	219	U.S. Dollar	6	10/1/09	$–
U.S. Dollar	473	Indonesian Rupiah	4,568,677	10/1/09	–
U.S. Dollar	75	Israeli Shekel	284	10/1/09	–
U.S. Dollar	50	Israeli Shekel	188	10/1/09	–
U.S. Dollar	337	Israeli Shekel	1,270	10/1/09	–
U.S. Dollar	961	South African Rand	7,157	10/1/09	(8)
U.S. Dollar	445	South African Rand	3,310	10/1/09	(5)
U.S. Dollar	3,126	South Korean Won	3,682,605	10/1/09	(1)
U.S. Dollar	48	Thai Baht	1,601	10/1/09	–
U.S. Dollar	215	Turkish Lira	321	10/1/09	1
Hong Kong Dollar	195	U.S. Dollar	25	10/2/09	–
South African Rand	4,184	U.S. Dollar	563	10/2/09	6

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
U.S. Dollar	51	Czech Koruna	881	10/2/09	$–
U.S. Dollar	3,129	Hong Kong Dollar	24,246	10/2/09	–
U.S. Dollar	1,883	Hong Kong Dollar	14,592	10/2/09	–
U.S. Dollar	63	Hungarian Forint	11,736	10/2/09	–
U.S. Dollar	265	Mexican Peso	3,572	10/2/09	–
U.S. Dollar	66	Polish Zloty	191	10/2/09	1
U.S. Dollar	73	Singapore Dollar	103	10/2/09	1
U.S. Dollar	346	Thai Baht	11,597	10/2/09	1
U.S. Dollar	3,847	Hong Kong Dollar	29,812	10/5/09	–
U.S. Dollar	893	Mexican Peso	12,057	10/5/09	–
U.S. Dollar	563	South African Rand	4,175	10/5/09	(8)
U.S. Dollar	684	South African Rand	5,088	10/6/09	(8)
U.S. Dollar	410	South African Rand	3,044	10/6/09	(6)
U.S. Dollar	1,954	Hong Kong Dollar	15,143	10/9/09	–

Total					$(26)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by the Fund’s Valuation Committee, taking into consideration the time to expiration, market value of the underlying equity and other factors.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Advertising	$–	$958	$–	$958
Aerospace/Defense	5,117	–	–	5,117
Agriculture	3,992	4,488	–	8,480
Apparel	–	3,993	–	3,993
Auto Manufacturers	–	16,084	–	16,084
Auto Parts&Equipment	–	6,918	–	6,918
Banks	26,759	106,630	–	133,389
Beverages	13,416	59	–	13,475
Building Materials	5,142	13,945	–	19,087
Chemicals	–	8,549	–	8,549
Coal	–	8,152	–	8,152
Commercial Services	7,563	6,028	–	13,591
Computers	9,507	21,752	–	31,259
Cosmetics/Personal Care	12,421	–	–	12,421
Distribution/Wholesale	–	917	–	917
Diversified Finan Serv	320	40,588	–	40,908

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Electric	$2,603	$1,362	$–	$3,965
Electrical Compo&Equip	–	10,428	–	10,428
Electronics	–	18,530	–	18,530
Engineering&Construction	4,296	6,328	–	10,624
Food	12,771	11,701	–	24,472
Forest Products&Paper	4,474	1,770	–	6,244
Gas	–	5,280	–	5,280
Holding Companies – Diversified	1,299	13,573	–	14,872
Home Builders	4,836	3,271	–	8,107
Home Furnishings	–	1,045	–	1,045
Household Products/Wares	–	116	–	116
Insurance	398	2,841	–	3,239
Internet	–	28,491	–	28,491
Iron/Steel	1,535	15,596	–	17,131
Lodging	–	695	1,935	2,630
Machinery – Constr&Mining	–	6,506	–	6,506
Machinery-Diversified	470	–	–	470
Materials	1,082	–	–	1,082
Media	9,342	4,077	–	13,419
Metal Fabricate/ Hardware	5,486	–	–	5,486
Mining	17,922	19,364	–	37,286
Oil&Gas	43,558	39,199	–	82,757
Pharmaceuticals	–	2,094	–	2,094
Real Estate	11,201	3,636	–	14,837
REITS	–	151	–	151
Retail	4,719	57,682	–	62,401
Semiconductors	12,387	64,612	–	76,999
Shipbuilding	–	3,008	–	3,008
Software	4,089	1,263	–	5,352
Telecommunications	40,569	26,894	–	67,463
Transportation	–	1,783	–	1,783
Convertible Preferred Stock
Banks	31,952	–	–	31,952
Beverages	1,847	–	–	1,847
Telecommunication	7,326	–	–	7,326
Preferred Stock Banks	412	–	–	412
Chemicals	232	–	–	232
Electric	3,071	–	–	3,071
Food	1,014	–	–	1,014
Holding Companies – Diversified	1,726	–	–	1,726
Internet	94	–	–	94
Iron/Steel	6,686	–	–	6,686
Mining	1217	–	–	1217
Oil&Gas	13025	–	–	13025
Telecommunications	3081	–	–	3081
Investment Companies	93,124	–	–	93,124
Warrants	4,264	–	–	4,264
Short-Term Investments	–	10,252	–	10,252
Total Investments	$436,345	$600,609	$1,935	$1,038,889

Other Financial Instruments *	$–	$(26)	$–	$(26)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)		NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Common Stock
Lodging	$–	$–		$(19)	$1,954	$–	$1,935
Total	$–	$–		$(19)	$1,954	$–	$1,935

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6%

Australia – 8.3%

BGP Holdings PLC – Fractional Shares	5,947,304	$–

CFS Retail Property Trust	328,400	580

Commonwealth Property Office Fund	1,888,925	1,578

Dexus Property Group	4,647,548	3,452

Goodman Group	6,347,222	3,697

GPT Group	5,845,661	3,518

ING Office Fund	3,002,835	1,477

Mirvac Group	2,427,207	3,582

Stockland	2,889,245	10,351
Westfield Group	1,169,282	14,236
		42,471

Austria – 0.4%

Atrium European Real Estate Ltd. *	235,043	1,689

Atrium European Real Estate Ltd.

(Amsterdam Exchange) *	46,430	319
CA Immobilien Anlagen A.G *	2,911	38
		2,046

Brazil – 0.4%

BR Malls Participacoes S.A. *	116,613	1,376
MRV Engenharia e Participacoes S.A.	41,447	795
		2,171

Canada – 1.4%

Boardwalk Real Estate Investment Trust	30,030	1,081

Brookfield Properties Corp.	187,320	2,109

Calloway Real Estate Investment Trust	45,900	815

Canadian Real Estate Investment Trust	31,637	763

Cominar Real Estate Investment Trust	17,200	313

H&R Real Estate Investment Trust	32,200	419

Primaris Retail Real Estate Investment Trust	62,560	888
RioCan Real Estate Investment Trust	54,800	921
		7,309

China – 3.7%

Agile Property Holdings Ltd.	493,000	575

China Overseas Land & Investment Ltd.	4,682,076	10,030

China Resources Land Ltd.	1,887,230	4,106

Guangzhou R&F Properties Co. Ltd., Class H	750,000	1,307

Shimao Property Holdings Ltd.	718,000	1,208

Shui On Land Ltd.	460,400	263
Sino-Ocean Land Holdings Ltd.	1,347,600	1,210
		18,699

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6% – continued

Finland – 0.3%

Citycon OYJ	94,346	$401
Sponda OYJ *	316,831	1,257
		1,658

France – 6.7%

Gecina S.A.	13,735	1,641

ICADE	46,054	4,935

Klepierre	219,700	8,716

Mercialys S.A.	25,881	1,028
Unibail-Rodamco S.E.	84,474	17,572
		33,892

Germany – 0.2%

GAGFAH S.A.	69,890	774
IVG Immobilien A.G. *	19,187	210
		984

Hong Kong – 14.2%

Cheung Kong Holdings Ltd.	104,000	1,310

Glorious Property Holdings Ltd. *	1,693,000	961

Great Eagle Holdings Ltd.	87,700	216

Hang Lung Properties Ltd.	2,539,200	9,276

Henderson Land Development Co. Ltd.	556,000	3,644

Hongkong Land Holdings Ltd.	2,250,200	9,730

Hysan Development Co. Ltd.	2,253,902	5,608

Kerry Properties Ltd.	1,683,200	8,943

Lifestyle International Holdings Ltd.	3,094,400	4,697

Link REIT (The)	1,373,000	3,021

New World China Land Ltd.	337,300	159

New World Development Ltd.	911,000	1,946

Shangri-La Asia Ltd.	2,014,000	3,794

Sino Land Co. Ltd.	152,000	271

Sun Hung Kai Properties Ltd.	1,141,785	16,735
Wharf Holdings Ltd.	348,400	1,838
		72,149

Japan – 10.2%

Aeon Mall Co. Ltd.	328,300	6,772

DA Office Investment Corp.	107	351

Daiwa House Industry Co. Ltd.	365,000	3,825

Frontier Real Estate Investment Corp.	52	402

Goldcrest Co. Ltd.	22,900	688

Japan Excellent, Inc.	17	92

Japan Logistics Fund, Inc.	64	520

Japan Prime Realty Investment Corp.	271	657

Japan Real Estate Investment Corp.	113	922

Japan Retail Fund Investment Corp.	18	98

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6% – continued

Japan – 10.2% – continued

Kenedix Realty Investment Corp.	265	$994

Mitsubishi Estate Co. Ltd.	782,800	12,236

Mitsui Fudosan Co. Ltd.	905,084	15,170

Nippon Accommodations Fund, Inc.	48	267

Nippon Building Fund, Inc.	68	606

Nomura Real Estate Holdings, Inc.	11,280	183

Nomura Real Estate Office Fund, Inc.	5	33

NTT Urban Development Corp.	807	736

Orix JREIT, Inc.	69	356

Sumitomo Realty & Development Co. Ltd.	315,500	5,715

Tokyo Tatemono Co. Ltd.	148,000	717

Top REIT, Inc.	15	72
United Urban Investment Corp.	89	521
		51,933

Netherlands – 1.6%

Corio N.V.	80,853	5,578
Eurocommercial Properties N.V.	65,340	2,590
		8,168

Norway – 0.3%
Norwegian Property ASA *	894,333	1,521

Singapore – 3.9%

Ascendas Real Estate Investment Trust	953,146	1,297

CapitaCommercial Trust	656,000	481

CapitaLand Ltd.	3,321,400	8,694

CapitaMall Trust	742,700	969

City Developments Ltd.	650,000	4,719
Keppel Land Ltd.	1,913,100	3,686
		19,846

Spain – 0.9%
Sol Melia S.A.	464,000	4,692

Sweden – 0.5%

Castellum AB	61,800	599

Fabege AB *	17,314	102

Fabege AB (Stokhlom Exchange)	172,389	1,015
Wihlborgs Fastigheter AB	32,997	612
		2,328

Switzerland – 0.1%
Swiss Prime Site A.G. (Registered) *	4,520	239

Thailand – 0.7%
Central Pattana PCL	5,250,000	3,660

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6% – continued

United Kingdom – 6.4%

Big Yellow Group PLC *	52,515	$315

British Land Co. PLC	817,830	6,215

Derwent London PLC	348,170	6,790

Grainger PLC	25,270	120

Great Portland Estates PLC	159,629	675

Hammerson PLC	485,904	3,067

Helical Bar PLC	36,460	219

Land Securities Group PLC	775,667	7,752

Liberty International PLC	223,846	1,718

London & Stamford Property Ltd.	143,791	296

Safestore Holdings PLC	163,000	394

Segro PLC	694,068	4,081

Shaftesbury PLC	100,000	572
Unite Group PLC	113,592	478
		32,692

United States – 33.4%

Acadia Realty Trust	26,631	401

Alexandria Real Estate Equities, Inc.	16,900	918

AMB Property Corp.	56,000	1,285

American Campus Communities, Inc.	89,600	2,406

Apartment Investment & Management Co., Class A	127,974	1,888

AvalonBay Communities, Inc.	30,147	2,193

BioMed Realty Trust, Inc.	66,593	919

Boston Properties, Inc.	117,849	7,725

Brandywine Realty Trust	105,963	1,170

BRE Properties, Inc.	32,700	1,023

Brookdale Senior Living, Inc.	118,084	2,141

Camden Property Trust	29,900	1,205

Colonial Properties Trust	21,251	207

Corporate Office Properties Trust SBI of Maryland	3,500	129

Cousins Properties, Inc.	89,591	742

Developers Diversified Realty Corp.	170,529	1,576

Digital Realty Trust, Inc.	33,100	1,513

Douglas Emmett, Inc.	183,300	2,251

Duke Realty Corp.	86,900	1,044

Equity Lifestyle Properties, Inc.	13,914	595

Equity Residential	171,671	5,270

Essex Property Trust, Inc.	75,800	6,032

Extra Space Storage, Inc.	41,800	441

Federal Realty Investment Trust	97,600	5,990

Forest City Enterprises, Inc., Class A	68,615	917

HCP, Inc.	330,186	9,490

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6% – continued

United States – 33.4% – continued

Health Care REIT, Inc.	44,000	$1,831

Highwoods Properties, Inc.	168,600	5,302

Hospitality Properties Trust	35,929	732

Host Hotels & Resorts, Inc.	498,022	5,862

Inland Real Estate Corp.	70,855	621

Kilroy Realty Corp.	116,943	3,244

Kimco Realty Corp.	154,029	2,008

Liberty Property Trust	86,684	2,820

Macerich (The) Co.	112,535	3,413

Nationwide Health Properties, Inc.	53,300	1,652

Omega Healthcare Investors, Inc.	41,900	671

Orient-Express Hotels Ltd.	69,644	802

Post Properties, Inc.	80,668	1,452

ProLogis	475,394	5,667

PS Business Parks, Inc.	26,707	1,371

Public Storage	154,557	11,629

Regency Centers Corp.	28,200	1,045

Simon Property Group, Inc.	395,207	27,439

SL Green Realty Corp.	56,609	2,482

Sovran Self Storage, Inc.	29,889	909

Tanger Factory Outlet Centers, Inc.	65,900	2,461

Taubman Centers, Inc.	135,800	4,900

UDR, Inc.	77,622	1,222

U-Store-It Trust	64,639	404

Ventas, Inc.	150,600	5,798

Vornado Realty Trust	193,315	12,451
Weingarten Realty Investors	114,011	2,271
		169,930
Total Common Stocks
(Cost $336,424) (1)		476,388

INVESTMENT COMPANIES – 4.7%

Northern Institutional Funds – Diversified Assets Portfolio (2)(3)	23,642,924	23,643
ProLogis European Properties	79,736	497
Total Investment Companies
(Cost $24,025)		24,140

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.8%
Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$8,958	$8,958
Total Short-Term Investments
(Cost $8,958)		8,958

Total Investments – 100.1%
(Cost $369,407)		509,486
Liabilities less Other Assets – (0.1)%		(617)
NET ASSETS – 100.0%		$508,869

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,051,000 with net purchases of approximately $12,592,000 during the six months ended September 30, 2009.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Household Durables	0.2%
Hotel Restaurants & Leisure	2.1
Multiline Retail	1.1
Real Estate Investment Trusts	60.1
Real Estate Management & Development	36.5

Total	100.0%

At September 30, 2009, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	41.0%
Hong Kong Dollar	16.2
Euro	10.4
Japanese Yen	10.4
Australian Dollar	8.5
British Pound	6.5
All other currencies less than 5%	7.0

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

At September 30, 2009, the Multi-Manager Global Real Estate Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
Australian Dollar	94	U.S. Dollar	82	10/1/09	$(1)
Japanese Yen	4,130	U.S. Dollar	46	10/1/09	–
Japanese Yen	40,157	U.S Dollar	447	10/1/09	–
U.S Dollar	18	British Pound	11	10/1/09	–
U.S Dollar	31	Euro	22	10/1/09	–
U.S Dollar	21.00	Norveign Krone	120	10/1/09	–
Japanese Yen	22,295	U.S Dollar	249	10/2/09	–
Swedish Kronor	34	U.S Dollar	5	10/2/09	–
U.S Dollar	22	British Pound	14	10/2/09	–
U.S Dollar	3,074	Hong Kong Dollar	23,827	10/2/09	–
U.S Dollar	22	Norwegian Krone	128	10/2/09	–
Swedish Kronor	94	U.S Dollar	14	10/5/09	–
U.S Dollar	299	British Pound	183	10/5/09	(7)
U.S Dollar	43	Norwegian Krone	248	10/5/09	–
Total					$(8)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1—Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2—Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3—Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by the Fund’s Valuation Committee, taking into consideration the time to expiration, market value of the underlying equity and other factors.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$1,597	$13,184	$ –	$14,781
Financials	175,774	283,228	961	459,963
Health Care	2,141	–	–	2,141
Short-Term Investments	23,643	8,958	–	32,601
Total Investments	$203,155	$305,370	$961	$509,486

Other Financial Instruments *	$ –	$(8)	$ –	$(8)

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)		NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Common Stocks
Financials	$–	$–	$(10)		$971	$–	$961
Total	$–	$–		$(10)	$971	$–	$961

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.0%

Australia – 2.8%

Alumina Ltd. *	1,877,700	$2,985

AMP Ltd.	1,470,417	8,418

BHP Billiton Ltd.	156,596	5,174

BHP Billiton Ltd. ADR	72,119	4,761

Incitec Pivot Ltd.	2,162,556	5,376

MacArthur Coal Ltd.	280,706	2,320

National Australia Bank Ltd.	283,372	7,659

Newcrest Mining Ltd.	487,110	13,694

Woolworths Ltd.	168,085	4,331
WorleyParsons Ltd.	176,375	4,614
		59,332

Belgium – 0.9%

Anheuser-Busch InBev N.V.	201,239	9,202
Belgacom S.A.	271,724	10,588
		19,790

Brazil – 1.5%

BM&FBOVESPA S.A.	1,457,727	10,746

Centrais Eletricas Brasileiras S.A.	237,292	3,697

Gafisa S.A.	325,000	4,895

Petroleo Brasileiro S.A. ADR	155,698	7,147

Redecard S.A.	70,500	1,084

Vale S.A. ADR	134,500	3,111
Weg S.A.	211,100	2,011
		32,691

Canada – 5.1%

Agnico-Eagle Mines Ltd.	26,197	1,778

Agrium, Inc.	86,660	4,315

Barrick Gold Corp.	525,408	19,913

Brookfield Asset Management, Inc., Class A	235,926	5,358

Canadian National Railway Co.	154,549	7,571

EnCana Corp.	108,539	6,285

Goldcorp, Inc.	86,606	3,496

Inmet Mining Corp.	44,588	2,497

Ivanhoe Mines Ltd. *	506,978	6,484

Kinross Gold Corp.	98,400	2,144

Kinross Gold Corp. (New York Exchange)	485,580	10,537

Magna International, Inc., Class A	260,400	11,072

Nexen, Inc.	398,605	8,997

Research In Motion Ltd. *	55,091	3,721

Shoppers Drug Mart Corp.	84,850	3,482

Suncor Energy, Inc.	68,536	2,369

Tim Hortons, Inc.	95,704	2,721

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.0% – continued

Canada – 5.1% – continued
Yamana Gold, Inc. (New York Exchange)	530,610	$5,683
		108,423

China – 1.2%

China Life Insurance Co. Ltd., Class H	2,422,000	10,591

China Railway Construction Corp. Ltd., Class H	3,439,500	4,547

China Zhongwang Holdings Ltd. *	4,745,600	4,622

Industrial & Commercial Bank of China, Class H	5,434,000	4,072
Suntech Power Holdings Co. Ltd. ADR *	86,600	1,316
		25,148

Denmark – 0.7%

Novo-Nordisk A/S, Class B	157,507	9,893
Vestas Wind Systems A/S *	78,345	5,691
		15,584

Egypt – 0.1%
Orascom Constuction Industries GDR	58,723	2,477

Finland – 0.7%

Nokia OYJ	469,261	6,869
Nokia OYJ ADR	599,426	8,764
		15,633

France – 8.0%

Alcatel-Lucent *	1,421,052	6,367

Alstom S.A.	138,921	10,160

Areva S.A.	9,050	5,227

BNP Paribas	94,348	7,546

Carrefour S.A.	319,508	14,506

Cie de Saint-Gobain	86,130	4,480

Compagnie Generale de Geophysique-Veritas *	179,292	4,196

Compagnie Generale des Establissements Michelin, Class B	38,377	3,020

Gemalto N.V. *	117,591	5,485

Iliad S.A.	45,927	5,183

L’Oreal S.A.	63,238	6,321

Nexans S.A.	47,151	3,814

Sanofi-Aventis S.A.	388,460	28,519

Schneider Electric S.A.	61,318	6,221

Societe Generale	65,002	5,238

SOITEC *	311,120	4,363

Technip S.A.	70,163	4,491

Thales S.A.	232,063	11,517

Total S.A.	145,136	8,640

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.0% – continued

France – 8.0% – continued

Total S.A. ADR	19,900	$1,179

UBISOFT Entertainment *	237,041	4,503

Vallourec S.A.	25,906	4,394

Vinci S.A.	123,642	7,007
Vivendi	275,442	8,541
		170,918

Germany – 3.5%

Adidas A.G.	142,720	7,555

Allianz S.E. (Registered)	46,250	5,779

BASF S.E.	44,374	2,349

Daimler A.G. (Registered)	56,430	2,842

E.ON A.G.	181,860	7,722

GEA Group A.G.	165,141	3,446

Metro A.G.	48,543	2,746

SAP A.G.	263,227	12,826

Siemens A.G. (Registered)	197,372	18,296

Symrise A.G.	472,855	9,013
United Internet A.G. (Registered) *	150,598	2,275
		74,849

Greece – 0.5%

National Bank of Greece S.A. *	225,720	8,162
Public Power Corp. S.A. *	107,296	2,398
		10,560

Hong Kong – 2.9%

ASM Pacific Technology Ltd.	380,400	2,682

Belle International Holdings Ltd.	4,788,000	4,865

Cheung Kong Holdings Ltd.	598,598	7,537

China Overseas Land & Investment Ltd.	2,400,000	5,142

China Resources Land Ltd.	1,714,000	3,729

CNOOC Ltd.	3,720,000	5,030

Hong Kong Exchanges and Clearing Ltd.	291,200	5,231

Li & Fung Ltd.	1,374,000	5,507

Li Ning Co. Ltd.	1,457,500	4,476

Lonking Holdings Ltd.	2,382,000	1,353

Noble Group Ltd.	3,234,000	5,570

Shangri-La Asia Ltd.	1,440,000	2,713

Sino Land Co. Ltd.	2,104,000	3,744
Sun Hung Kai Properties Ltd.	344,000	5,042
		62,621

India – 1.2%

HDFC Bank Ltd. ADR	24,873	2,944

ICICI Bank Ltd. ADR	261,200	10,072

Infosys Technologies Ltd. ADR	203,945	9,889

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.0% – continued

India – 1.2% – continued

Reliance Industries Ltd., GDR (London Exchange) (1)*	21,982	$2,034
Reliance Industries Ltd., GDR (OTC Exchange) (1)*	486	45
		24,984

Indonesia – 0.2%
Bank Rakyat Indonesia	5,821,000	4,487

Ireland – 1.7%

Covidien PLC	266,080	11,511

CRH PLC	187,347	5,192

Experian PLC	1,499,141	12,614
Ryanair Holdings PLC ADR *	213,767	6,208
		35,525

Israel – 0.5%
Teva Pharmaceutical Industries Ltd. ADR	210,045	10,620

Italy – 1.7%

Ansaldo STS S.p.A.	123,492	2,530

ENI S.p.A.	237,682	5,951

ERG S.p.A.	16,482	251

Saipem S.p.A.	396,784	11,943
Telecom Italia S.p.A. (RSP)	13,132,958	16,153
		36,828

Japan – 19.1%

Advantest Corp.	293,400	8,014

Asahi Glass Co. Ltd.	519,000	4,157

Bank of Yokohama (The) Ltd.	985,300	4,793

Canon, Inc.	248,832	9,954

Coca-Cola West Co. Ltd.	817,500	16,024

Dai Nippon Printing Co. Ltd.	1,151,000	15,749

Daikin Industries Ltd.	131,600	4,708

Fanuc Ltd.	81,990	7,325

Fast Retailing Co. Ltd.	30,100	3,795

FUJIFILM Holdings Corp.	389,200	11,574

Honda Motor Co. Ltd.	194,200	5,889

Hosiden Corp.	108,500	1,467

Ibiden Co. Ltd.	46,800	1,725

Joyo Bank (The) Ltd.	1,073,893	5,249

JS Group Corp.	440,500	7,677

JTEKT Corp.	251,900	2,910

Jupiter Telecommunications Co. Ltd.	5,322	5,150

Kao Corp.	210,000	5,177

Keyence Corp.	54,773	11,646

Komatsu Ltd.	110,700	2,056

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.0% – continued

Japan – 19.1% – continued

Kose Corp.	281,084	$6,841

Kurita Water Industries Ltd.	216,400	7,739

Mabuchi Motor Co. Ltd.	321,900	16,304

MID REIT, Inc.	652	1,458

Mitsubishi Corp.	984,343	19,769

Mitsui & Co. Ltd.	421,610	5,487

Mitsui Fudosan Co. Ltd.	217,000	3,637

Mitsui Sumitomo Insurance Group Holdings, Inc.	541,046	14,900

Nintendo Co. Ltd.	20,300	5,191

Nippon Steel Corp.	466,000	1,688

Nippon Telegraph & Telephone Corp. ADR	690,760	15,908

Nipponkoa Insurance Co. Ltd.	1,254,779	7,800

Nomura Holdings, Inc.	1,554,069	9,494

Nomura Research Institute Ltd.	383,408	9,114

Rohm Co. Ltd.	151,600	10,545

Secom Co. Ltd.	101,463	5,085

Sega Sammy Holdings, Inc.	600,400	7,814

Sekisui House Ltd.	906,000	8,115

Seven & I Holdings Co. Ltd.	977,219	23,293

Shiseido Co. Ltd.	741,000	12,906

SMC Corp. of Japan	42,930	5,251

Sugi Holdings Co. Ltd.	251,254	5,330

Sumco Corp.	209,900	4,735

Sumitomo Metal Mining Co. Ltd.	499,590	8,135

Sumitomo Trust & Banking (The) Co. Ltd.	2,794,350	14,691

Suzuki Motor Corp.	240,610	5,590

Terumo Corp.	101,300	5,548

Tokyu Land Corp.	872,000	3,466

Toyo Seikan Kaisha Ltd.	245,400	4,699

Toyota Motor Corp.	157,200	6,187

United Urban Investment Corp.	270	1,580
Wacoal Holdings Corp.	867,000	11,293
		404,632

Luxembourg – 0.4%

Evraz Group S.A. GDR *	197,112	5,163
Millicom International Cellular S.A. *	52,700	3,833
		8,996

Malaysia – 0.2%
Sime Darby Bhd.	1,424,246	3,487

Netherlands – 2.8%

ArcelorMittal	88,670	3,309

ASML Holding N.V. *	72,713	2,144

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.0% – continued

Netherlands – 2.8% – continued

Heineken N.V.	246,604	$11,377

Koninklijke Philips Electronics N.V.,

New York Shares	157,300	3,832

New World Resources N.V.	229,950	2,272

Qiagen N.V. *	244,607	5,193

Royal Dutch Shell PLC ADR	287,587	16,039

TomTom N.V. *	416,166	7,167
Wolters Kluwer N.V.	375,880	8,044
		59,377

Norway – 0.6%

Seadrill Ltd. *	299,000	6,235
StatoilHydro ASA	260,989	5,865
		12,100

Portugal – 0.2%
Energias de Portugal S.A.	885,459	4,058

Russia – 0.5%

Gazprom OAO ADR (London Exchange)	242,760	5,674

Gazprom OAO ADR (OTC Exchange)	5,089	120
Mechel ADR	240,700	4,328
		10,122

Singapore – 0.9%

CapitaLand Ltd.	2,164,000	5,665

DBS Group Holdings Ltd.	485,107	4,540

Golden Agri-Resources Ltd. *	11,726,000	3,547
Wilmar International Ltd.	1,174,000	5,233
		18,985

South Africa – 2.3%

AngloGold Ashanti Ltd. ADR	339,531	13,839

Gold Fields Ltd.	758,783	10,390

Gold Fields Ltd. ADR	133,380	1,838

Impala Platinum Holdings Ltd.	401,007	9,402

MTN Group Ltd.	472,916	7,711
Naspers Ltd., Class N	189,600	6,501
		49,681

South Korea – 2.3%

Hyundai Motor Co.	9,726	917

KB Financial Group, Inc. ADR *	126,093	6,490

Korea Electric Power Corp. ADR *	674,576	10,281

LG Chem Ltd.	20,376	3,774

POSCO ADR	25,900	2,692

Samsung Electronics Co. Ltd.	11,581	7,985

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.0% – continued

South Korea – 2.3% – continued
SK Telecom Co. Ltd. ADR	1,015,267	$17,716
		49,855

Spain – 2.3%

Banco Santander S.A.	659,322	10,652

Gamesa Corp. Tecnologica S.A.	67,259	1,509

Gestevision Telecinco S.A.	226,265	2,857

Iberdrola Renovables S.A.	747,649	3,682

Iberdrola S.A.	91,431	899

Inditex S.A.	177,354	10,186

Tecnicas Reunidas S.A.	40,201	2,196
Telefonica S.A.	579,767	16,003
		47,984

Sweden – 0.6%

Hennes & Mauritz AB, Class B	87,250	4,903
Telefonaktiebolaget LM Ericsson ADR, Class B	809,501	8,121
		13,024

Switzerland – 5.8%

ABB Ltd. (Registered) *	320,390	6,438

Actelion Ltd. (Registered) *	90,318	5,615

Alcon, Inc.	15,400	2,136

Credit Suisse Group A.G. (Registered)	254,989	14,193

Julius Baer Holding A.G. (Registered)	172,831	8,653

Nestle S.A. (Registered)	436,009	18,600

Novartis A.G. (Registered)	396,567	19,908

Roche Holding A.G. (Genusschein)	54,665	8,849

Sonova Holding A.G. (Registered)	23,697	2,392

STMicroelectronics N.V.	450,743	4,282

Swatch Group (The) A.G.(Registered)	59,702	2,719

UBS A.G. *	375,518	6,876

Xstrata PLC *	523,002	7,702
Zurich Financial Services A.G. (Registered)	59,508	14,182
		122,545

Taiwan – 0.9%

MediaTek, Inc.	316,478	5,279

Siliconware Precision Industries Co.	2,433,000	3,432

Taiwan Semiconductor Manufacturing Co. Ltd.	4,704,965	9,446
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	108,439	1,188
		19,345

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.0% – continued

Thailand - 0.2%
Bangkok Bank PCL (Registered)	1,002,848	$3,690

Turkey – 0.4%

Tekfen Holding A.S. *	1,467,322	4,247
Turkiye Garanti Bankasi A.S.	1,043,845	3,965
		8,212

United Kingdom – 12.5%

Amec PLC	288,088	3,480

Amlin PLC	433,997	2,660

Anglo American PLC *	317,726	10,112

Antofagasta PLC	483,463	5,863

AstraZeneca PLC	48,819	2,189

Autonomy Corp. PLC *	448,936	11,714

BAE Systems PLC	440,787	2,460

Barclays PLC *	1,336,686	7,899

BG Group PLC	962,438	16,750

BP PLC ADR	489,868	26,076

British Sky Broadcasting Group PLC	1,011,027	9,243

Cadbury PLC	553,823	7,107

Cairn Energy PLC *	81,948	3,655

Capita Group PLC	396,243	4,577

Diageo PLC	557,840	8,569

GlaxoSmithKline PLC	564,397	11,109

HSBC Holdings PLC (London Exchange)	269,349	3,083

HSBC Holdings PLC (Hong Kong Exchange)	736,400	8,458

International Power PLC	365,191	1,689

John Wood Group PLC	282,158	1,374

Petrofac Ltd.	267,833	4,235

Reckitt Benckiser Group PLC	239,351	11,697

Reed Elsevier PLC	678,589	5,082

Rolls-Royce Group PLC *	1,058,606	7,970

Rotork PLC	138,313	2,501

Scottish & Southern Energy PLC	265,036	4,969

Standard Chartered PLC	672,986	16,593

Subsea 7, Inc. *	353,200	4,756

Taylor Wimpey PLC *	2,389,244	1,613

Tullow Oil PLC	611,502	11,047

United Utilities Group PLC	1,275,677	9,315

Vedanta Resources PLC	222,843	6,794

Vodafone Group PLC	4,604,064	10,332

Vodafone Group PLC ADR	495,276	11,144
WPP PLC	1,014,432	8,720
		264,835

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 86.0% – continued

United States – 0.8%

Foster Wheeler A.G. *	128,095	$4,088

Newmont Mining Corp.	127,521	5,613
Philip Morris International, Inc.	131,246	6,397
		16,098
Total Common Stocks
(Cost $1,649,697) (2)		1,827,496

CONVERTIBLE PREFERRED STOCKS – 0.6%

Brazil – 0.3%
Itau Unibanco Holding S.A. ADR	330,032	6,650

United States – 0.3%

Lucent Technologies Capital Trust I *	8,125	6,216
Total Convertible Preferred Stocks
(Cost $6,453) (2)		12,866

PREFERRED STOCKS – 1.0%

Brazil – 0.5%

Centrais Eletricas Brasileiras S.A. ADR	294,000	4,081
Petroleo Brasileiro S.A. – Petrobras	305,698	6,039
		10,120

Germany – 0.5%

Henkel A.G. & Co. KGaA	242,978	10,481
Total Preferred Stocks
(Cost $16,186) (2)		20,601

INVESTMENT COMPANIES – 8.8%

iShares MSCI Emerging Markets Index Fund	2,249,605	87,532

Northern Institutional Funds – Diversified Assets Portfolio (3)(4)	100,158,497	100,159
Total Investment Companies
(Cost $195,158)		187,691

RIGHTS – 0.0%

France – 0.0%

BNP Paribas *	94,348	204
Total Rights
(Cost $–)		204

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT- TERM INVESTMENTS – 3.5%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$65,213	$65,213
U.S. Treasury Bill, 0.24%, 11/19/09 (5)	8,435	8,432
Total Short-Term Investments
(Cost $73,645)		73,645

Total Investments – 99.9%
(Cost $1,941,139)		2,122,503
Other Assets less Liabilities – 0.1%		1,589
NET ASSETS – 100.0%		$2,124,092

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $40,297,000 with net purchases of approximately $59,862,000 during the six months ended September 30, 2009.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
E-Mini MSCI EAFE Index	998	$77,145	Long	12/09	$122

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

At September 30, 2009, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.0%
Consumer Staples	9.9
Energy	9.5
Financials	20.9
Health Care	6.3
Industrials	13.0
Information Technology	11.4
Materials	11.4
Telecommunication Services	5.9
Utilities	2.7

Total	100.0%

At September 30, 2009, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	23.0%
Euro	22.0
Japanese Yen	19.9
British Pound	12.2
Swiss Franc	5.2
All other currencies less than 5%	17.7

Total	100.0%

At September 30, 2009, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
U.S. Dollar	1,174	Euro	803	10/1/09	$1
U.S. Dollar	810	British Pound	509	10/1/09	4
U.S. Dollar	508	Japanese Yen	45,536	10/1/09	(1)
U.S. Dollar	1,325	Japanese Yen	118,591	10/1/09	(4)
Japanese Yen	123,499	U.S. Dollar	1,379	10/1/09	3
Japanese Yen	164,700	U.S. Dollar	1,827	10/1/09	(8)
Japanese Yen	193,200	U.S. Dollar	2,143	10/2/09	(9)
U.S. Dollar	459	Japanese Yen	41,346	10/2/09	2
U.S. Dollar	158	South African Rand	1,166	10/2/09	(3)
U.S. Dollar	627	Japanese Yen	56,111	10/5/09	(2)
Hong Kong Dollar	211	U.S. Dollar	27	10/5/09	–
U.S. Dollar	3,733	Euro	2,548	10/5/09	(5)
U.S. Dollar	1,206	British Pound	754	10/5/09	(1)
U.S. Dollar	6,051	Euro	4,169	10/13/09	50
Euro	4,169	U.S. Dollar	5,949	10/13/09	(152)
U.S. Dollar	3,560	British Pound	2,149	10/14/09	(126)
British Pound	2,149	U.S. Dollar	3,657	10/14/09	223
U.S. Dollar	3,562	British Pound	2,150	10/15/09	(126)
British Pound	2,150	U.S. Dollar	3,602	10/15/09	166

Total					$12

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using a quote from a single broker.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$18,688	$161,302	$–	$179,990
Consumer Staples	9,879	172,809	–	182,688
Energy	68,211	112,418	44	180,673
Financials	42,486	263,679	–	306,165
Health Care	24,266	99,214	–	123,480
Industrials	25,026	227,944	–	252,970
Information Technology	24,647	190,544	–	215,191
Materials	93,029	130,030	–	223,059
Telecommunication
Services	48,602	65,970	–	114,572
Utilities	13,977	34,731	–	48,708
Convertible Preferred Stocks
Financials	6,650	–	–	6,650
Telecommunication Services	6,216	–	–	6,216
Preferred Stocks
Consumer Staples	–	10,481	–	10,481
Energy	6,039	–	–	6,039
Utilities	4,081	–	–	4,081
Investment Companies	87,532	–	–	87,532
Rights
Financials	–	204	–	204
Short-Term Investments	100,159	73,645	–	173,804
Total Investments	$579,488	$1,542,971	$44	$2,122,503

Other Financial Instruments*	$122	$12	$–	$134

* Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/09 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)
Common Stocks

Energy	$29	$–	$15	$–	$–	$44
Warrants	571	–	(571)	–	–	–
Total	$600	$–	$(556)	$–	$–	$44

The amount of change in total unrealized loss on investments in Level 3 securities still held at September 30, 2009 was approximately $(556).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.0%

Aerospace/Defense – 2.8%

Boeing (The) Co.	64,000	$3,466

General Dynamics Corp.	78,136	5,047

Northrop Grumman Corp.	155,500	8,047
United Technologies Corp.	8,610	525
		17,085

Agriculture – 0.8%
Archer-Daniels-Midland Co.	163,900	4,789

Apparel – 1.7%

Coach, Inc.	19,930	656

NIKE, Inc., Class B	80,857	5,232
Polo Ralph Lauren Corp.	57,000	4,367
		10,255

Auto Parts & Equipment – 0.1%
Johnson Controls, Inc.	29,400	751

Banks – 9.8%

Banco Santander S.A. ADR	200,000	3,230

Bank of America Corp.	349,824	5,919

Bank of New York Mellon (The) Corp.	162,900	4,722

East-West Bancorp, Inc.	70,380	584

Goldman Sachs Group (The), Inc.	51,148	9,429

HSBC Holdings PLC	51,400	2,948

Itau Unibanco Holding S.A.	115,400	2,325

JPMorgan Chase & Co.	274,201	12,016

M&T Bank Corp.	57,500	3,583

Mitsubishi UFJ Financial Group, Inc. ADR	706,000	3,770

Synovus Financial Corp.	364,000	1,365

U.S. Bancorp	91,081	1,991

Wells Fargo & Co.	200,780	5,658
Zions Bancorporation	114,000	2,049
		59,589

Beverages – 1.0%

Diageo PLC ADR	60,500	3,720
PepsiCo, Inc. of North Carolina	36,500	2,141
		5,861

Biotechnology – 1.6%

Amgen, Inc. *	9,200	554

Celgene Corp. *	41,000	2,292

Gilead Sciences, Inc. *	128,881	6,003

Illumina, Inc. *	4,300	183
Vertex Pharmaceuticals, Inc. *	20,200	766
		9,798

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS –91.0% – continued

Chemicals – 3.9%

Air Products & Chemicals, Inc.	54,500	$4,228

Dow Chemical (The) Co.	190,335	4,962

du Pont (E.I.) de Nemours & Co.	142,900	4,593

Monsanto Co.	38,293	2,964

Potash Corp. of Saskatchewan, Inc.	15,838	1,431

PPG Industries, Inc.	36,764	2,140
Praxair, Inc.	40,775	3,331
		23,649

Commercial Services – 2.0%

Mastercard, Inc., Class A	24,786	5,010
Visa, Inc.	99,344	6,866
		11,876

Computers – 6.7%

Apple, Inc. *	88,623	16,428

EMC Corp. of Massachusetts *	263,000	4,481

Hewlett-Packard Co.	57,000	2,691

IBM Corp.	132,675	15,869
NetApp, Inc. *	43,800	1,169
		40,638

Cosmetics/Personal Care – 1.0%

Colgate-Palmolive Co.	32,000	2,441
L’Oreal S.A. ADR	191,000	3,814
		6,255

Diversified Financial Services – 1.3%

American Express Co.	107,719	3,652
Charles Schwab (The) Corp.	224,200	4,293
		7,945

Electric – 3.0%

Dominion Resources, Inc. of Virginia	115,500	3,985

Edison International	144,200	4,842

FPL Group, Inc.	75,600	4,175

NRG Energy, Inc. *	22,405	632
Progress Energy, Inc.	119,400	4,664
		18,298

Electrical Components & Equipment – 0.4%

Molex, Inc.	48,000	1,002
Molex, Inc., Class A	87,000	1,635
		2,637

Electronics – 0.6%

Agilent Technologies, Inc. *	48,829	1,359

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.0% – continued

Electronics – 0.6% – continued
Gentex Corp.	155,000	$2,193
		3,552

Entertainment – 0.0%
Warner Music Group Corp. *	8,300	46

Environmental Control – 0.8%
Waste Management, Inc.	161,200	4,807

Food – 6.1%

Cadbury PLC ADR	26,900	1,378

ConAgra Foods, Inc.	191,500	4,152

Heinz (H.J.) Co.	118,100	4,694

Hershey (The) Co.	100,000	3,886

Kellogg Co.	88,000	4,332

Kraft Foods, Inc., Class A	178,800	4,697

Safeway, Inc.	402,962	7,946

Sysco Corp.	64,730	1,609

Unilever N.V. (New York Shares)	122,500	3,535
Unilever PLC ADR	24,600	706
		36,935

Healthcare – Products – 3.1%

Alcon, Inc.	19,700	2,732

Baxter International, Inc.	135,600	7,731

Hospira, Inc. *	77,500	3,456
Johnson & Johnson	78,900	4,804
		18,723

Healthcare – Services – 1.2%

Quest Diagnostics, Inc.	93,500	4,880
Universal Health Services, Inc., Class B	39,800	2,465
		7,345

Household Products/Wares – 0.8%
Kimberly-Clark Corp.	82,200	4,848

Insurance – 2.0%

Aflac, Inc.	59,500	2,543

Allstate (The) Corp.	151,800	4,648
Travelers Cos. (The), Inc.	100,700	4,958
		12,149

Internet – 3.7%

Amazon.com, Inc. *	60,036	5,605

Baidu, Inc. ADR *	7,298	2,854

Google, Inc., Class A *	24,380	12,089

Tencent Holdings Ltd.	43,000	690

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.0% – continued

Internet – 3.7% – continued
Yahoo!, Inc. *	77,398	$1,378
		22,616

Lodging – 0.1%
Marriott International, Inc., Class A	23,600	651

Machinery – Diversified – 0.6%
Deere & Co.	78,500	3,369

Media – 0.5%

DIRECTV Group (The), Inc. *	22,518	621
Disney (The Walt) Co.	85,100	2,337
		2,958

Metal Fabrication/Hardware – 0.1%
Precision Castparts Corp.	3,200	326

Mining – 0.6%
BHP Billiton PLC ADR	63,100	3,477

Office/Business Equipment – 0.7%
Xerox Corp.	584,100	4,521

Oil & Gas – 6.1%

Chevron Corp.	65,200	4,592

ConocoPhillips	186,100	8,404

EOG Resources, Inc.	4,818	402

Marathon Oil Corp.	144,000	4,594

Occidental Petroleum Corp.	28,300	2,219

Petroleo Brasileiro S.A. ADR	118,544	5,441

Questar Corp.	74,500	2,798

Southwestern Energy Co. *	43,800	1,870

Transocean Ltd. *	67,791	5,798
XTO Energy, Inc.	12,314	509
		36,627

Oil & Gas Services – 1.5%

National-Oilwell Varco, Inc. *	72,161	3,112

Schlumberger Ltd.	22,900	1,365
Weatherford International Ltd. *	220,300	4,567
		9,044

Pharmaceuticals – 7.3%

Abbott Laboratories	126,934	6,280

Bristol-Myers Squibb Co.	219,900	4,952

Cardinal Health, Inc.	179,100	4,800

Lilly (Eli) & Co.	95,500	3,154

Medco Health Solutions, Inc. *	48,100	2,661

Merck & Co., Inc.	211,356	6,685

Mylan, Inc. *	53,200	852

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.0% – continued

Pharmaceuticals – 7.3% – continued

Pfizer, Inc.	286,300	$4,738

Roche Holding A.G. ADR	62,100	2,521

Shire PLC ADR	21,990	1,150

Teva Pharmaceutical Industries Ltd. ADR	59,500	3,008
Wyeth	69,000	3,352
		44,153

Retail – 6.1%

Advance Auto Parts, Inc.	35,519	1,395

Chipotle Mexican Grill, Inc., Class B *	7,648	636

Costco Wholesale Corp.	40,800	2,304

CVS Caremark Corp.	195,400	6,984

Gap (The), Inc.	208,800	4,468

Home Depot (The), Inc.	152,500	4,063

Kohl’s Corp. *	30,200	1,723

Lowe’s Cos., Inc.	66,545	1,393

McDonald’s Corp.	94,713	5,405

Penney (J.C.) Co., Inc.	85,000	2,869

Starbucks Corp. *	42,200	871

Target Corp.	40,200	1,877

Tiffany & Co.	6,800	262
Yum! Brands, Inc.	83,225	2,810
		37,060

Semiconductors – 2.1%

Analog Devices, Inc.	42,900	1,184

Intel Corp.	352,127	6,891

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	87,799	962
Texas Instruments, Inc.	148,500	3,518
		12,555

Software –3.4%

Adobe Systems, Inc. *	249,512	8,244

Microsoft Corp.	126,600	3,278

Oracle Corp.	289,600	6,035

Salesforce.com, Inc. *	20,100	1,144
SAP A.G. ADR	33,200	1,623
		20,324

Telecommunications – 5.7%

American Tower Corp., Class A *	39,340	1,432

AT&T, Inc.	179,400	4,846

Cisco Systems, Inc. *	153,800	3,620

Juniper Networks, Inc. *	45,664	1,234

Motorola, Inc.	555,200	4,769

QUALCOMM, Inc.	225,003	10,121

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.0% – continued

Telecommunications – 5.7% – continued

Verizon Communications, Inc.	160,500	$4,858
Vodafone Group PLC ADR	156,500	3,521
		34,401

Toys, Games & Hobbies – 0.8%
Mattel, Inc.	262,200	4,840

Transportation – 1.0%

Norfolk Southern Corp.	41,365	1,783
Union Pacific Corp.	74,307	4,336
		6,119
Total Common Stocks
(Cost $495,092)		550,872

PREFERRED STOCKS – 0.1%

Banks – 0.1%
Wells Fargo & Co. (Depository Shares) *	34,675	864
Total Preferred Stocks
(Cost $575)		864

INVESTMENT COMPANIES – 2.8%
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	17,157,320	17,157
Total Investment Companies
(Cost $17,158)		17,157

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.6%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$6,929	$6,929
U.S. Treasury Bill, 0.27%, 11/19/09 (3)	2,715	2,714
Total Short-Term Investments
(Cost $9,643)		9,643

Total Investments – 95.5%
(Cost $522,468)		578,536
Other Assets less Liabilities – 4.5%		27,138
NET ASSETS – 100.0%		$605,674

(1)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

$35,425,000 with net sales of approximately $18,268,000 during the six months ended September 30, 2009.

(2) Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

(3) Security pledged as collateral to cover margin requirements for open futures contracts.

* Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P 500	37	$9,739	Long	12/09	$242

At September 30, 2009, the industry sectors for the Multi-Manager Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.9%
Consumer Staples	12.8
Energy	7.5
Financials	14.6
Health Care	14.7
Industrials	5.8
Information Technology	23.3
Materials	4.8
Telecommunication Services	2.6
Utilities	4.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$550,872(1)	$–	$–	$550,872
Preferred Stocks	864(1)	–	–	864
Investment Companies	17,157(1)	–	–	17,157
Short-Term Investments	–	9,643	–	9,643
Total Investments	$568,893	$9,643	$–	$578,536

Other Financial Instruments*	$242	$–	$–	$242

(1)	Classifications as defined in the Schedule of Investments.

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6%

Aerospace/Defense – 1.4%

Aerovironment, Inc. *	33,085	$929

Esterline Technologies Corp. *	21,600	847

Goodrich Corp.	15,400	837

L-3 Communications Holdings, Inc.	45,960	3,691

Spirit Aerosystems Holdings, Inc., Class A *	96,900	1,750
Teledyne Technologies, Inc. *	39,000	1,404
		9,458

Agriculture – 0.7%

Archer-Daniels-Midland Co.	79,100	2,311

Bunge Ltd.	13,400	839
Lorillard, Inc.	18,600	1,382
		4,532

Airlines – 0.2%
Skywest, Inc.	68,200	1,131

Apparel – 0.6%

Coach, Inc.	51,680	1,701

Jones Apparel Group, Inc.	42,900	769
Warnaco Group (The), Inc. *	37,200	1,632
		4,102

Auto Parts & Equipment – 0.3%
Autoliv, Inc.	67,850	2,280

Banks – 2.0%

Banco Latinoamericano de Comercio Exterior S.A., Class E	42,000	597

BB&T Corp.	30,200	823

Comerica, Inc.	30,800	914

Huntington Bancshares, Inc. of Ohio	288,700	1,360

KeyCorp	43,200	281

MB Financial, Inc.	85,200	1,787

Park National Corp.	15,500	904

Prosperity Bancshares, Inc.	70,600	2,456

Regions Financial Corp.	111,000	689

Signature Bank of New York *	72,148	2,092
State Street Corp.	40,200	2,114
		14,017

Beverages – 1.2%

Coca-Cola Enterprises, Inc.	39,300	841

Dr Pepper Snapple Group, Inc. *	119,600	3,439

Hansen Natural Corp. *	64,077	2,354
Molson Coors Brewing Co., Class B	39,950	1,945
		8,579

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6% – continued

Biotechnology – 1.2%

Amylin Pharmaceuticals, Inc. *	51,405	$704

Genzyme Corp. *	41,900	2,377

Human Genome Sciences, Inc. *	81,400	1,532

InterMune, Inc. *	38,000	605

Life Technologies Corp. *	32,775	1,525
Vertex Pharmaceuticals, Inc. *	43,900	1,664
		8,407

Chemicals – 2.0%

Airgas, Inc.	16,800	812

Arch Chemicals, Inc.	26,500	795

Celanese Corp., Class A	44,550	1,114

CF Industries Holdings, Inc.	30,100	2,595

Lubrizol Corp.	32,300	2,308

NewMarket Corp.	18,300	1,703

PolyOne Corp. *	112,700	752

PPG Industries, Inc.	28,100	1,636

Schulman (A.), Inc.	8,600	171

Sigma-Aldrich Corp.	19,130	1,033
Stepan Co.	18,790	1,129
		14,048

Coal – 0.2%
Walter Energy, Inc.	25,100	1,507

Commercial Services – 3.5%

Advance America Cash Advance Centers, Inc.	116,100	650

Alliance Data Systems Corp. *	26,500	1,619

Capella Education Co. *	25,800	1,737

Convergys Corp. *	203,200	2,020

Donnelley (R.R.) & Sons Co.	64,900	1,380

FTI Consulting, Inc. *	29,800	1,270

Global Payments, Inc.	50,725	2,369

K12, Inc. *	100,000	1,648

Morningstar, Inc. *	30,345	1,473

Pre-Paid Legal Services, Inc. *	11,700	594

Quanta Services, Inc. *	99,800	2,209

Resources Connection, Inc. *	106,500	1,817
Strayer Education, Inc.	26,415	5,750
		24,536

Computers – 2.4%

Cognizant Technology Solutions Corp., Class A *	83,825	3,241

Computer Sciences Corp. *	34,200	1,803

IHS, Inc., Class A*	34,480	1,763

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6% – continued

Computers – 2.4% – continued

Lexmark International, Inc., Class A *	41,000	$883

Micros Systems, Inc. *	75,615	2,283

NCR Corp. *	69,200	956

Seagate Technology	120,400	1,831
Western Digital Corp. *	113,000	4,128
		16,888

Cosmetics/Personal Care – 0.2%
Alberto-Culver Co.	57,920	1,603

Distribution/Wholesale – 1.1%

Fastenal Co.	58,160	2,251

Ingram Micro, Inc., Class A *	55,300	932

LKQ Corp. *	190,390	3,530
Tech Data Corp. *	19,600	815
		7,528

Diversified Financial Services – 2.6%

Affiliated Managers Group, Inc. *	25,195	1,638

AmeriCredit Corp. *	41,200	651

Ameriprise Financial, Inc.	38,300	1,391

Discover Financial Services	204,950	3,326

Eaton Vance Corp.	28,845	807

IntercontinentalExchange, Inc. *	27,055	2,630

Invesco Ltd.	176,030	4,006

Raymond James Financial, Inc.	35,100	817
Stifel Financial Corp. *	49,700	2,729
		17,995

Electric – 3.9%

AES (The) Corp. *	241,300	3,576

Alliant Energy Corp.	29,300	816

Ameren Corp.	34,800	880

American Electric Power Co., Inc.	77,750	2,409

CMS Energy Corp.	315,600	4,229

DTE Energy Co.	23,200	815

El Paso Electric Co. *	51,600	912

Mirant Corp. *	139,700	2,295

Northeast Utilities	104,800	2,488

NorthWestern Corp.	40,400	987

NRG Energy, Inc. *	51,600	1,455

NV Energy, Inc.	161,400	1,871

Pepco Holdings, Inc.	45,300	674

Pinnacle West Capital Corp.	28,400	932

SCANA Corp.	23,400	817

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6% – continued

Electric - 3.9% – continued
Xcel Energy, Inc.	94,550	$1,819
		26,975

Electrical Components & Equipment – 0.6%

AMETEK, Inc.	40,535	1,415

General Cable Corp. *	50,700	1,985
Hubbell, Inc., Class B	19,600	823
		4,223

Electronics – 1.7%

Amphenol Corp., Class A	65,685	2,475

Benchmark Electronics, Inc. *	48,000	864

FLIR Systems, Inc. *	70,405	1,969

Sanmina-SCI Corp. *	9,700	83

Technitrol, Inc.	33,600	310

Thomas & Betts Corp. *	27,400	824

Trimble Navigation Ltd. *	71,440	1,708

Tyco Electronics Ltd.	144,150	3,212
Vishay Intertechnology, Inc. *	76,700	606
		12,051

Energy – Alternate Sources – 0.1%
First Solar, Inc. *	4,100	627

Engineering & Construction – 0.6%

Fluor Corp.	41,450	2,108

Foster Wheeler A.G. *	27,200	868
Shaw Group (The), Inc. *	38,400	1,232
		4,208

Entertainment – 0.2%
DreamWorks Animation SKG, Inc., Class A *	30,800	1,096

Environmental Control – 0.7%

Clean Harbors, Inc. *	43,700	2,459
Stericycle, Inc. *	45,950	2,226
		4,685

Food – 1.9%

Cal-Maine Foods, Inc.	29,200	782

ConAgra Foods, Inc.	88,200	1,912

Dean Foods Co. *	61,700	1,098

Del Monte Foods Co.	83,300	965

Flowers Foods, Inc.	82,210	2,161

Fresh Del Monte Produce, Inc. *	29,300	663

JM Smucker (The) Co.	28,700	1,521

Safeway, Inc.	99,700	1,966

Sara Lee Corp.	75,400	840

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6% – continued

Food – 1.9% – continued

Seaboard Corp.	191	$248
SUPERVALU, Inc.	67,800	1,021
		13,177

Gas – 0.5%

AGL Resources, Inc.	21,900	772

Centerpoint Energy, Inc.	50,400	627

Sempra Energy	16,500	822
Southern Union Co.	63,000	1,310
		3,531

Hand/Machine Tools – 0.5%

Black & Decker Corp.	17,800	824

Lincoln Electric Holdings, Inc.	35,095	1,665
Snap-On, Inc.	33,000	1,147
		3,636

Healthcare – Products – 2.9%

Bard (C.R.), Inc.	24,015	1,888

Dentsply International, Inc.	66,185	2,286

Hill-Rom Holdings, Inc.	73,800	1,607

IDEXX Laboratories, Inc. *	45,215	2,261

Intuitive Surgical, Inc. *	11,700	3,068

Kinetic Concepts, Inc. *	48,900	1,808

Masimo Corp. *	44,400	1,163

ResMed, Inc. *	46,385	2,097

Thoratec Corp. *	54,600	1,653
Varian Medical Systems, Inc. *	53,680	2,262
		20,093

Healthcare – Services – 1.4%

CIGNA Corp.	23,200	652

Covance, Inc. *	35,240	1,908

Coventry Health Care, Inc. *	55,400	1,106

Health Management Associates, Inc., Class A *	500,800	3,751

Healthsouth Corp. *	25,100	392

Lincare Holdings, Inc. *	26,200	819
Universal Health Services, Inc., Class B	17,300	1,071
		9,699

Home Furnishings – 0.4%
Whirlpool Corp.	37,800	2,644

Household Products/Wares – 0.7%

American Greetings Corp., Class A	31,900	711

Blyth, Inc.	12,175	472

Church & Dwight Co., Inc.	35,795	2,031

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6% – continued

Household Products/Wares – 0.7% – continued

Fortune Brands, Inc.	25,400	$1,092
Jarden Corp.	23,700	665
		4,971

Housewares – 0.5%
Newell Rubbermaid, Inc.	224,600	3,524

Insurance – 5.3%

ACE Ltd.	42,200	2,256

Aflac, Inc.	19,300	825

Allied World Assurance Co. Holdings Ltd.	11,890	570

Allstate (The) Corp.	55,200	1,690

American Financial Group, Inc. of Ohio	31,800	811

Arch Capital Group Ltd. *	37,200	2,512

Aspen Insurance Holdings Ltd.	30,700	813

Assurant, Inc.	11,300	362

Chubb Corp.	42,400	2,137

Cincinnati Financial Corp.	30,200	785

Endurance Specialty Holdings Ltd.	53,153	1,939

Everest Re Group Ltd.	23,100	2,026

Genworth Financial, Inc., Class A	35,900	429

Lincoln National Corp.	14,400	373

Montpelier Re Holdings Ltd.	33,200	542

PartnerRe Ltd.	10,700	823

Presidential Life Corp.	44,400	460

Protective Life Corp.	127,150	2,724

Prudential Financial, Inc.	86,450	4,315

Tower Group, Inc.	65,000	1,585

Unum Group	254,300	5,452

Validus Holdings Ltd.	32,200	831

W.R. Berkley Corp.	25,200	637

White Mountains Insurance Group Ltd.	4,010	1,231
XL Capital Ltd., Class A	63,100	1,102
		37,230

Internet – 2.0%

Akamai Technologies, Inc. *	102,400	2,015

Baidu, Inc. ADR *	7,300	2,855

Ctrip.com International Ltd. ADR *	39,600	2,328

Digital River, Inc. *	23,720	956

McAfee, Inc. *	60,845	2,665

MercadoLibre, Inc. *	60,356	2,321
Perfect World Co. Ltd. ADR *	18,920	910
		14,050

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6% – continued

Investment Companies – 0.0%
Allied Capital Corp.	31,500	$97

Iron/Steel – 0.3%

Carpenter Technology Corp.	29,500	690
Cliffs Natural Resources, Inc.	49,450	1,600
		2,290

Leisure Time – 0.4%

Brunswick Corp.	50,300	603

Harley-Davidson, Inc.	36,100	830
Polaris Industries, Inc.	32,600	1,329
		2,762

Lodging – 0.6%

Wyndham Worldwide Corp.	185,300	3,024
Wynn Resorts Ltd. *	17,500	1,241
		4,265

Machinery – Construction & Mining – 0.1%
Terex Corp. *	26,200	543

Machinery – Diversified – 1.4%

Flowserve Corp.	24,420	2,406

IDEX Corp.	48,305	1,350

Rockwell Automation, Inc.	58,300	2,484

Roper Industries, Inc.	46,855	2,389
Wabtec Corp.	28,200	1,058
		9,687

Media – 1.6%

DISH Network Corp., Class A *	47,700	919

FactSet Research Systems, Inc.	24,255	1,607

Gannett Co., Inc.	310,900	3,889

McGraw-Hill Cos. (The), Inc.	63,350	1,593

Shaw Communications, Inc., Class B	136,500	2,458
Time Warner Cable, Inc.	18,900	814
		11,280

Metal Fabrication/Hardware – 0.1%
Timken (The) Co.	37,700	883

Mining – 0.5%

Thompson Creek Metals Co., Inc. *	233,900	2,823
USEC, Inc. *	172,000	807
		3,630

Miscellaneous Manufacturing – 2.0%

Cooper Industries PLC, Class A	70,950	2,666

Crane Co.	80,700	2,083

Donaldson Co., Inc.	32,005	1,108

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6% – continued

Miscellaneous Manufacturing – 2.0% – continued

EnPro Industries, Inc. *	42,200	$965

Harsco Corp.	35,500	1,257

Ingersoll-Rand PLC	38,250	1,173

ITT Corp.	23,250	1,212

SPX Corp.	27,700	1,697
Tyco International Ltd.	58,200	2,007
		14,168

Office/Business Equipment – 0.3%
Xerox Corp.	238,200	1,844

Oil & Gas – 3.5%

Berry Petroleum Co., Class A	71,500	1,915

Contango Oil & Gas Co. *	33,800	1,726

Frontier Oil Corp.	30,600	426

Holly Corp.	26,500	679

Newfield Exploration Co. *	51,600	2,196

Noble Corp.	106,750	4,052

Patterson-UTI Energy, Inc.	49,200	743

Southwestern Energy Co. *	65,570	2,798

Sunoco, Inc.	47,300	1,346

Tesoro Corp.	51,800	776

Ultra Petroleum Corp. *	33,800	1,655

Valero Energy Corp.	46,200	896

Whiting Petroleum Corp. *	55,800	3,213
XTO Energy, Inc.	54,855	2,266
		24,687

Oil & Gas Services – 2.3%

Core Laboratories N.V.	23,100	2,381

FMC Technologies, Inc. *	47,585	2,486

Helix Energy Solutions Group, Inc. *	54,500	817

Hornbeck Offshore Services, Inc. *	29,800	821

National-Oilwell Varco, Inc. *	55,300	2,385

Oceaneering International, Inc. *	49,200	2,792

SEACOR Holdings, Inc. *	11,500	939
Smith International, Inc.	125,055	3,589
		16,210

Packaging & Containers – 0.8%

Crown Holdings, Inc. *	52,000	1,414

Owens-Illinois, Inc. *	22,200	819

Sonoco Products Co.	21,700	598
Temple-Inland, Inc.	166,500	2,734
		5,565

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6% – continued

Pharmaceuticals – 1.9%

AmerisourceBergen Corp.	98,100	$2,195

Endo Pharmaceuticals Holdings, Inc. *	41,700	944

Forest Laboratories, Inc. *	61,400	1,808

Herbalife Ltd.	25,600	838

Isis Pharmaceuticals, Inc. *	50,500	736

King Pharmaceuticals, Inc. *	78,200	842

Medivation, Inc. *	20,300	551

Mylan, Inc. *	268,800	4,303

Watson Pharmaceuticals, Inc. *	22,400	821
XenoPort, Inc. *	19,500	414
		13,452

Pipelines – 0.7%

El Paso Corp.	235,350	2,429
Spectra Energy Corp.	120,000	2,273
		4,702

Real Estate Investment Trusts – 2.2%

Annaly Capital Management, Inc.	84,600	1,535

Boston Properties, Inc.	14,400	944

Capstead Mortgage Corp.	45,100	627

Digital Realty Trust, Inc.	46,500	2,126

Health Care REIT, Inc.	73,100	3,042

Hospitality Properties Trust	55,000	1,120

HRPT Properties Trust	196,800	1,480

Medical Properties Trust, Inc.	154,300	1,205

Parkway Properties, Inc. of Maryland	21,200	418

Simon Property Group, Inc.	32,685	2,269
Sunstone Hotel Investors, Inc. *	81,476	579
		15,345

Retail – 4.1%

Bob Evans Farms, Inc.	22,700	660

Brinker International, Inc.	52,100	819

Cabela’s, Inc. *	99,900	1,333

Chipotle Mexican Grill, Inc., Class B *	17,000	1,415

Copart, Inc. *	45,085	1,497

Dick’s Sporting Goods, Inc. *	104,560	2,342

Gap (The), Inc.	61,700	1,320

Guess?, Inc.	44,900	1,663

Kohl’s Corp. *	46,250	2,639

O’Reilly Automotive, Inc. *	68,320	2,469

Panera Bread Co., Class A *	43,765	2,407

Phillips-Van Heusen Corp.	77,050	3,297

RadioShack Corp.	150,500	2,494

Ruby Tuesday, Inc. *	71,600	603

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6% – continued

Retail – 4.1% – continued

Tractor Supply Co. *	45,505	$2,203
World Fuel Services Corp.	29,000	1,394
		28,555

Savings & Loans – 1.2%

First Niagara Financial Group, Inc.	270,500	3,335

Hudson City Bancorp, Inc.	260,300	3,423
People’s United Financial, Inc.	104,500	1,626
		8,384

Semiconductors – 1.2%

Analog Devices, Inc.	69,950	1,929

Avago Technologies Ltd. *	61,100	1,043

Cavium Networks, Inc. *	85,305	1,832

Marvell Technology Group Ltd. *	153,000	2,477

Semtech Corp. *	41,400	704
Skyworks Solutions, Inc. *	51,800	686
		8,671

Software – 4.5%

Adobe Systems, Inc. *	63,770	2,107

ANSYS, Inc. *	107,980	4,046

Cerner Corp. *	41,880	3,133

Citrix Systems, Inc. *	76,390	2,997

Concur Technologies, Inc. *	28,400	1,129

Electronic Arts, Inc. *	109,400	2,084

Fiserv, Inc. *	45,045	2,171

Informatica Corp. *	94,250	2,128

Intuit, Inc. *	75,145	2,142

Longtop Financial Technologies Ltd. ADR *	34,800	991

MSCI, Inc. Class A *	49,946	1,479

Nuance Communications, Inc. *	77,200	1,155

Salesforce.com, Inc. *	53,400	3,040

Shanda Games Ltd. ADR *	28,900	338
VMware, Inc., Class A *	65,002	2,611
		31,551

Telecommunications – 2.2%

3Com Corp. *	188,200	984

CenturyTel, Inc.	29,400	988

Cincinnati Bell, Inc. *	483,300	1,692

Clearwire Corp., Class A *	184,218	1,498

Harris Corp.	32,200	1,211

NII Holdings, Inc. *	35,800	1,073

NTELOS Holdings Corp.	242,700	4,286

Qwest Communications International, Inc.	329,200	1,254

Tellabs, Inc. *	219,700	1,520

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 77.6% – continued

Telecommunications – 2.2% – continued
USA Mobility, Inc.	41,200	$531
		15,037

Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	30,000	832

Transportation – 2.1%

C.H. Robinson Worldwide, Inc.	81,355	4,698

Expeditors International of Washington, Inc.	103,435	3,636

Kirby Corp. *	52,000	1,915

Overseas Shipholding Group, Inc.	49,700	1,857

Ryder System, Inc.	25,200	984
Tidewater, Inc.	30,700	1,446
		14,536
Total Common Stocks
(Cost $480,689)		542,007

INVESTMENT COMPANIES – 1.7%

Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	11,822,856	11,823
Total Investment Companies
(Cost $11,823)		11,823

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.3%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$6,910	$6,910

U.S. Treasury Bill, 0.22%, 11/19/09 (3)	2,020	2,019
Total Short-Term Investments
(Cost $8,929)		8,929

Total Investments – 80.6%
(Cost $501,441)		562,759
Other Assets less Liabilities – 19.4%		135,032
NET ASSETS – 100.0%		$697,791

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $12,524,000 with net sales of approximately $701,000 during the six months ended September 30, 2009.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
S&P Midcap 400 E-mini	133	$9,166	Long	12/09	$262

At September 30, 2009, the industry sectors for the Multi-Manager Mid Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.5%
Consumer Staples	6.1
Energy	9.4
Financials	17.0
Health Care	10.0
Industrials	14.7
Information Technology	16.3
Materials	4.5
Telecommunication Services	1.9
Utilities	5.6

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stock	$542,007(1)	$–	$–	$542,007
Short-Term Investments	11,823	8,929	–	20,752
Total Investments	$553,830	$8,929	$–	$562,759

Other Financial Instruments*	$262	$–	$–	$262

(1)	Classifications as defined in the Schedule of Investments.

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.7%

Aerospace/Defense – 1.8%

AAR Corp. *	99,200	$2,176
TransDigm Group, Inc. *	115,993	5,778
		7,954

Airlines – 0.2%
Skywest, Inc.	62,200	1,031

Apparel – 0.3%
Volcom, Inc. *	68,000	1,121

Auto Parts & Equipment – 0.4%

ATC Technology Corp. *	52,500	1,037
Exide Technologies *	103,717	827
		1,864

Banks – 5.3%

Ameris Bancorp	4,770	34

Banco Latinoamericano de Comercio Exterior SA., Class E	55,695	792

Bank of the Ozarks, Inc.	59,700	1,584

Cathay General Bancorp	176,000	1,424

CVB Financial Corp.	195,000	1,480

First Financial Bankshares, Inc.	14,900	737

First of Long Island (The) Corp.	34,863	927

International Bancshares Corp.	105,000	1,712

National Bankshares, Inc.	12,800	326

Old Point Financial Corp.	9,900	165

Oriental Financial Group, Inc.	118,400	1,504

PrivateBancorp, Inc.	39,640	970

Prosperity Bancshares, Inc.	40,800	1,419

Republic Bancorp, Inc., Class A	61,800	1,233

Signature Bank of New York *	75,301	2,184

Sterling Bancorp of New York	48,100	347

Synovus Financial Corp.	328,000	1,230

Tompkins Financial Corp.	32,500	1,420

UMB Financial Corp.	11,600	469

United Bankshares, Inc.	30,300	594
Zions Bancorporation	134,000	2,408
		22,959

Beverages – 1.2%
Green Mountain Coffee Roasters, Inc. *	70,875	5,233

Biotechnology – 1.5%

Alnylam Pharmaceuticals, Inc. *	29,809	676

Bio-Rad Laboratories, Inc., Class A *	14,600	1,341

Charles River Laboratories

International, Inc. *	47,000	1,738

Dendreon Corp. *	37,795	1,058

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.7% – continued

Biotechnology – 1.5% – continued

Emergent Biosolutions, Inc. *	33,679	$595
Vertex Pharmaceuticals, Inc. *	27,770	1,053
		6,461

Building Materials – 0.8%

Comfort Systems USA, Inc.	149,900	1,738
Gibraltar Industries, Inc.	115,700	1,535
		3,273

Chemicals – 2.0%

Lubrizol Corp.	20,288	1,450

Minerals Technologies, Inc.	6,400	304

PolyOne Corp. *	304,900	2,034

Schulman (A.), Inc.	101,600	2,025
Solutia, Inc. *	232,652	2,694
		8,507

Commercial Services – 8.8%

Advance America Cash Advance Centers, Inc.	142,300	797

Alliance Data Systems Corp. *	19,751	1,206

AMN Healthcare Services, Inc. *	155,000	1,474

Bridgepoint Education, Inc. *	76,860	1,173

Capella Education Co. *	27,790	1,871

Chemed Corp.	29,500	1,295

Deluxe Corp.	86,000	1,471

DeVry, Inc.	17,428	964

Dollar Thrifty Automotive Group, Inc. *	49,561	1,219

Emergency Medical Services Corp., Class A *	19,500	907

Euronet Worldwide, Inc. *	48,610	1,168

FTI Consulting, Inc. *	35,000	1,491

Global Cash Access Holdings, Inc. *	62,600	458

Grand Canyon Education, Inc. *	47,305	843

Heidrick & Struggles International, Inc.	15,830	368

HMS Holdings Corp. *	29,410	1,124

ICF International, Inc. *	50,290	1,525

ICT Group, Inc. *	49,336	518

Monster Worldwide, Inc. *	197,487	3,452

Morningstar, Inc. *	40,180	1,951

PHH Corp. *	58,800	1,167

Resources Connection, Inc. *	67,000	1,143

Ritchie Bros. Auctioneers Inc.	76,670	1,882

SEI Investments Co.	79,679	1,568

Ticketmaster Entertainment, Inc. *	93,410	1,092

VistaPrint N.V. *	95,497	4,846

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.7% – continued

Commercial Services – 8.8% – continued
WNS Holdings Ltd. ADR *	67,001	$1,071
		38,044

Computers – 2.8%

3PAR, Inc. *	97,447	1,075

Agilysys, Inc.	89,000	586

CACI International, Inc., Class A *	71,540	3,382

CIBER, Inc. *	84,525	338

Cognizant Technology Solutions Corp., Class A *	34,551	1,336

Electronics for Imaging, Inc. *	164,300	1,852

Imation Corp.	58,101	538

SYKES Enterprises, Inc. *	30,932	644

Unisys Corp. *	442,000	1,180
VanceInfo Technologies, Inc. ADR *	50,821	988
		11,919

Distribution/Wholesale – 1.6%

Huttig Building Products, Inc. *	86,500	71

Owens & Minor, Inc.	44,000	1,991

School Specialty, Inc. *	105,800	2,510
United Stationers, Inc. *	53,000	2,523
		7,095

Diversified Financial Services – 3.4%

Affiliated Managers Group, Inc. *	52,310	3,401

Greenhill & Co., Inc.	35,727	3,200

MF Global Ltd. *	276,239	2,008

National Financial Partners Corp. *	144,586	1,261

Portfolio Recovery Associates, Inc. *	62,520	2,834

Raymond James Financial, Inc.	14,300	333
World Acceptance Corp. *	61,300	1,545
		14,582

Electric – 1.2%

CH Energy Group, Inc.	30,900	1,369

El Paso Electric Co. *	63,000	1,113

Pike Electric Corp. *	137,000	1,641
Westar Energy, Inc.	49,600	968
		5,091

Electrical Components & Equipment – 0.9%

AMETEK, Inc.	46,000	1,606

Belden, Inc.	47,600	1,100
EnerSys *	54,300	1,201
		3,907

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.7% – continued

Electronics – 3.1%

Coherent, Inc. *	61,000	$1,423

CTS Corp.	83,203	774

Cymer, Inc. *	54,351	2,112

Dolby Laboratories, Inc., Class A *	43,181	1,649

Gentex Corp.	85,540	1,210

Imax Corp. *	194,100	1,827

Jabil Circuit, Inc.	130,000	1,743

Newport Corp. *	150,600	1,319

Plexus Corp. *	32,000	843
Technitrol, Inc.	61,000	562
		13,462

Engineering & Construction – 0.5%

EMCOR Group, Inc. *	68,300	1,729
Granite Construction, Inc.	17,000	526
		2,255

Entertainment – 0.3%
Lions Gate Entertainment Corp. *	193,560	1,192

Food – 2.1%

American Italian Pasta Co., Class A *	24,500	666

Flowers Foods, Inc.	60,000	1,577

J & J Snack Foods Corp.	25,100	1,084

Nash Finch Co.	69,551	1,901

Ralcorp Holdings, Inc. *	25,000	1,462

Ruddick Corp.	38,300	1,020
Smart Balance, Inc. *	194,150	1,192
		8,902

Forest Products & Paper – 1.3%

Glatfelter	275,804	3,166

Neenah Paper, Inc.	62,000	730
Wausau Paper Corp.	161,546	1,615
		5,511

Hand/Machine Tools – 0.4%
Kennametal, Inc.	70,203	1,728

Healthcare – Products – 3.9%

American Medical Systems Holdings, Inc. *	79,190	1,340

Conceptus, Inc. *	96,086	1,781

Cooper Cos. (The), Inc.	52,300	1,555

Cyberonics, Inc. *	54,466	868

Haemonetics Corp. of Massachusetts *	65,256	3,662

ICU Medical, Inc. *	23,500	866

Insulet Corp. *	56,102	630

Inverness Medical Innovations, Inc. *	27,750	1,075

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.7% – continued

Healthcare – Products – 3.9% – continued

Kensey Nash Corp. *	39,820	$1,153

Merit Medical Systems, Inc. *	43,012	745

NuVasive, Inc. *	38,450	1,606
SurModics, Inc. *	61,260	1,507
		16,788

Healthcare – Services – 2.7%

Air Methods Corp. *	44,400	1,446

Amedisys, Inc. *	25,000	1,091

Centene Corp. *	67,800	1,284

Covance, Inc. *	37,000	2,004

Healthspring, Inc. *	74,400	911

Healthways, Inc. *	83,410	1,278

Icon PLC ADR *	61,260	1,500

IPC The Hospitalist Co., Inc. *	20,718	652
Psychiatric Solutions, Inc. *	63,450	1,698
		11,864

Home Builders – 0.3%
Thor Industries, Inc.	46,000	1,424

Home Furnishings – 0.9%

DTS, Inc. *	85,290	2,335
TiVo, Inc. *	135,571	1,405
		3,740

Household Products/Wares – 1.0%

American Greetings Corp., Class A	66,800	1,490

Jarden Corp.	99,610	2,796
Oil-Dri Corp. of America	12,500	181
		4,467

Insurance – 2.4%

Harleysville Group, Inc.	24,500	775

Horace Mann Educators Corp.	113,500	1,586

Montpelier Re Holdings Ltd.	40,300	658

National Interstate Corp.	13,797	242

Platinum Underwriters Holdings Ltd.	25,400	910

RLI Corp.	13,300	702

Selective Insurance Group, Inc.	156,400	2,460

Tower Group, Inc.	74,800	1,824
Zenith National Insurance Corp.	44,700	1,381
		10,538

Internet – 2.9%

Blue Coat Systems, Inc. *	41,149	930

CyberSource Corp. *	73,150	1,219

DealerTrack Holdings, Inc. *	174,906	3,308

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.7% – continued

Internet – 2.9% – continued

GSI Commerce, Inc. *	58,295	$1,126

j2 Global Communications, Inc. *	67,000	1,542

Priceline.com, Inc. *	6,236	1,034

United Online, Inc.	212,230	1,706
ValueClick, Inc. *	117,390	1,548
		12,413

Leisure Time – 0.4%
WMS Industries, Inc. *	37,840	1,686

Lodging – 0.2%
Wyndham Worldwide Corp.	51,294	837

Machinery – Construction & Mining – 1.5%

Bucyrus International, Inc.	65,019	2,316
Terex Corp. *	203,720	4,223
		6,539

Machinery – Diversified – 0.7%

Alamo Group, Inc.	71,200	1,125

Chart Industries, Inc. *	17,000	367
Wabtec Corp.	35,500	1,332
		2,824

Media – 0.8%

DG FastChannel, Inc. *	119,240	2,497
Mediacom Communications Corp., Class A *	184,126	1,060
		3,557

Mining – 0.5%
Horsehead Holding Corp. *	181,140	2,123

Miscellaneous Manufacturing – 1.1%

Griffon Corp. *	45,773	461

Hexcel Corp. *	105,500	1,207

Matthews International Corp., Class A	37,640	1,332
Sturm Ruger & Co., Inc.	128,200	1,658
		4,658

Oil & Gas – 2.2%

Comstock Resources, Inc. *	71,842	2,879

Concho Resources, Inc. *	66,519	2,416

Delek US Holdings, Inc.	90,516	776

Rosetta Resources, Inc. *	54,655	803

Swift Energy Co. *	26,590	630

Western Refining, Inc. *	164,600	1,062
Whiting Petroleum Corp. *	19,613	1,129
		9,695

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.7% – continued

Oil & Gas Services – 1.2%

Lufkin Industries, Inc.	16,646	$885

Oceaneering International, Inc. *	23,000	1,305

Superior Energy Services, Inc. *	91,704	2,065
Tetra Technologies, Inc. *	118,500	1,149
		5,404

Packaging & Containers – 0.5%

Rock-Tenn Co., Class A	18,500	871
Silgan Holdings, Inc.	24,500	1,292
		2,163

Pharmaceuticals – 1.7%

BioMarin Pharmaceutical, Inc. *	68,880	1,245

Catalyst Health Solutions, Inc. *	61,670	1,798

Medivation, Inc. *	50,396	1,368

Par Pharmaceutical Cos., Inc. *	52,000	1,118

Savient Pharmaceuticals, Inc. *	46,551	708

SXC Health Solutions Corp. *	10,886	509
Vanda Pharmaceuticals, Inc. *	42,852	499
		7,245

Real Estate Investment Trusts – 0.9%

Anworth Mortgage Asset Corp.	105,200	829

Inland Real Estate Corp.	144,200	1,263

Pennsylvania Real Estate Investment Trust	95,000	723

Ramco-Gershenson Properties Trust	22,413	200
U-Store-It Trust	166,500	1,041
		4,056

Retail – 7.6%

Asbury Automotive Group, Inc. *	66,582	844

Bob Evans Farms, Inc.	72,000	2,092

Borders Group, Inc. *	367,000	1,141

Buckle (The), Inc.	58,500	1,997

Burger King Holdings, Inc.	86,000	1,513

Cabela’s, Inc. *	15,500	207

Chipotle Mexican Grill, Inc., Class B *	15,112	1,258

Coldwater Creek, Inc. *	118,663	973

Copart, Inc. *	51,500	1,710

Dick’s Sporting Goods, Inc. *	83,710	1,875

Finish Line (The), Inc., Class A	91,500	930

Fuqi International, Inc. *	20,113	589

Genesco, Inc. *	58,500	1,408

Group 1 Automotive, Inc.	39,500	1,061

Guess?, Inc.	30,159	1,117

Gymboree Corp. *	45,577	2,205

Hibbett Sports, Inc. *	65,958	1,202

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.7% – continued

Retail – 7.6% – continued

Lithia Motors, Inc., Class A	50,300	$784

Men’s Wearhouse (The), Inc.	47,917	1,184

Pantry (The), Inc. *	75,400	1,182

Papa John’s International, Inc. *	39,500	970

Pep Boys – Manny, Moe & Jack	149,000	1,456

Ruby Tuesday, Inc. *	118,600	999

Sonic Automotive, Inc., Class A	73,645	773

Stein Mart, Inc. *	100,000	1,271

Ulta Salon Cosmetics & Fragrance, Inc. *	101,340	1,673
Zumiez, Inc. *	39,828	654
		33,068

Savings & Loans – 0.1%

Flushing Financial Corp.	17,600	201
Provident New York Bancorp	30,200	288
		489

Semiconductors – 2.7%

Aixtron A.G. ADR	36,240	990

Cavium Networks, Inc. *	71,930	1,544

Entegris, Inc. *	680,000	3,366

Power Integrations, Inc.	40,186	1,339

Silicon Laboratories, Inc. *	40,290	1,868

TriQuint Semiconductor, Inc. *	120,170	928
Varian Semiconductor Equipment Associates, Inc. *	50,000	1,642
		11,677

Software – 6.5%

ArcSight, Inc. *	51,686	1,244

Avid Technology, Inc. *	136,500	1,923

Blackboard, Inc. *	69,494	2,625

CommVault Systems, Inc. *	40,384	838

Concur Technologies, Inc. *	40,840	1,624

Innerworkings, Inc. *	264,100	1,305

JDA Software Group, Inc. *	39,765	872

MedAssets, Inc. *	82,700	1,867

MSCI, Inc., Class A *	94,747	2,806

Schawk, Inc.	126,231	1,473

SolarWinds, Inc. *	55,706	1,227

Solera Holdings, Inc.	55,500	1,727

THQ, Inc. *	393,348	2,691

Ultimate Software Group, Inc. *	96,210	2,763
VeriFone Holdings, Inc. *	186,000	2,956
		27,941

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.7% – continued

Telecommunications – 2.9%

Arris Group, Inc. *	78,700	$1,024

Aruba Networks, Inc. *	102,934	910

Black Box Corp.	50,700	1,272

Finisar Corp. *	59,428	575

General Communication, Inc., Class A *	204,427	1,402

Novatel Wireless, Inc. *	64,364	731

Plantronics, Inc.	40,850	1,095

Polycom, Inc. *	148,300	3,967

RF Micro Devices, Inc. *	150,000	815
Symmetricom, Inc. *	129,836	673
		12,464

Toys, Games & Hobbies – 0.3%
RC2 Corp. *	101,900	1,452

Transportation – 1.9%

Atlas Air Worldwide Holdings, Inc. *	29,063	929

Forward Air Corp.	65,000	1,505

Genco Shipping & Trading Ltd.	54,188	1,126

HUB Group, Inc., Class A *	52,128	1,191

Knight Transportation, Inc.	137,700	2,311
Landstar System, Inc.	35,500	1,351
		8,413
Total Common Stocks
(Cost $322,878)		379,616

CONVERTIBLE PREFERRED STOCKS – 0.3%

Banks – 0.3%
East West Bancorp, Inc. *	1,486	1,189
Total Convertible Preferred Stocks
(Cost $1,486)		1,189

INVESTMENT COMPANIES – 4.1%

iShares Russell 2000 Growth Index Fund	34,381	2,252

iShares Russell 2000 Value Index Fund	52,600	2,974
Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	12,627,959	12,628
Total Investment Companies
(Cost $17,488)		17,854

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.8%

Credit Industriel et Commercial, Grand Cayman, Eurodollar Time Deposit, 0.06%, 10/1/09	$6,746	$6,746
U.S. Treasury Bill, 0.27%, 11/19/09 (3)	1,035	1,035
Total Short-Term Investments
(Cost $7,781)		7,781

Total Investments – 93.9%
(Cost $349,633)		406,440
Other Assets less Liabilities – 6.1%		26,397
NET ASSETS – 100.0%		$432,837

(1)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2009, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,383,000 with net purchases of approximately $1,245,000 during the six months ended September 30, 2009.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2009, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
Russell 2000 Mini	133	$8,020	Long	12/09	$251

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

At September 30, 2009, the industry sectors for the Multi-Manager Small Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.3%
Consumer Staples	4.0
Energy	4.0
Financials	16.7
Health Care	13.3
Industrials	16.6
Information Technology	23.8
Materials	4.6
Telecommunication Services	0.4
Utilities	1.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$379,617(1)	$–	$–	$379,617
Convertible Preferred Stocks	1,189(1)	–	–	1,189
Investment Companies	5,226(1)	–	–	5,226
Short-Term Investments	12,628	7,780	–	20,408
Total Investments	$398,660	$7,780	$–	$406,440

Other Financial Instruments *	$251	$–	$–	$251

(1)	Classifications as defined in the Schedule of Investments.

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.7%

Aerospace/Defense – 0.9%

L-3 Communications Corp., 6.13%, 7/15/13	$875	$886
TransDigm, Inc., 7.75%, 7/15/14 (1)	500	486
		1,372

Airlines – 0.4%
Continental Airlines, Inc., 6.80%, 8/2/18 6.70%, 6/15/21	458 176	396 160
		556

Apparel – 0.6%

Jones Apparel Group, Inc., 6.13%, 11/15/34	330	244
Levi Strauss & Co., 8.88%, 4/1/16	600	608
		852

Auto Parts & Equipment – 0.4%

Goodyear Tire & Rubber (The) Co., 7.00%, 3/15/28	80	66
TRW Automotive, Inc., 7.25%, 3/15/17 (1)	600	528
		594

Banks – 0.6%
GMAC, Inc., 7.00%, 2/1/12 (1) 6.75%, 12/1/14 (1)	625 280	581 238
		819

Beverages – 0.6%
Constellation Brands, Inc., 8.38%, 12/15/14	855	891

Building Materials – 0.4%

Interline Brands, Inc., 8.13%, 6/15/14	300	294
USG Corp., 9.50%, 1/15/18	250	241
		535

Chemicals – 0.3%
MacDermid, Inc., 9.50%, 4/15/17 (1)	500	460

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.7% – continued

Coal – 0.2%
Drummond Co., Inc., 7.38%, 2/15/16 (1)	$350	$308

Commercial Services – 1.3%

ARAMARK Corp., 5.00%, 6/1/12	275	260

Corrections Corp. of America, 6.75%, 1/31/14	875	865

Kendle International, Inc., 3.38%, 7/15/12	300	262
United Rentals North America, Inc., 7.00%, 2/15/14	700	609
		1,996

Cosmetics/Personal Care – 0.2%
Elizabeth Arden, Inc., 7.75%, 1/15/14	325	309

Diversified Financial Services – 2.8%

E*Trade Financial Corp., 12.50%, 11/30/17	275	305

Ford Motor Credit Co. LLC, 8.70%, 10/1/14 8.00%, 12/15/16	1,500 550	1,469 510

International Lease Finance Corp., 5.63%, 9/20/13	305	233

Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 10.63%, 4/1/17	500	511
SLM Corp., 8.45%, 6/15/18	1,450	1,156
		4,184

Electric – 2.5%

Edison Mission Energy, 7.75%, 6/15/16 7.63%, 5/15/27	822 660	719 472

Mirant Americas Generation LLC, 8.50%, 10/1/21	750	653

NRG Energy, Inc., 7.38%, 1/15/17 8.50%, 6/15/19	500 850	484 851
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	750	540
		3,719

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.7% – continued

Entertainment – 0.8%

Marquee Holdings, Inc., 12.00%, 8/15/14	$700	$579
Pinnacle Entertainment, Inc., 7.50%, 6/15/15	650	576
		1,155

Food – 0.8%

Del Monte Corp., 7.50%, 10/15/19 (1)	350	353

Dole Food Co., Inc., 8.75%, 7/15/13	584	583
SUPERVALU, Inc., 7.50%, 11/15/14	250	251
		1,187

Forest Products & Paper – 0.4%

Georgia-Pacific LLC, 7.75%, 11/15/29	315	290
NewPage Corp., 11.38%, 12/31/14 (1)	300	295
		585

Healthcare – Products – 0.3%

Hologic, Inc., 2.00%, 12/15/37	95	78
Inverness Medical Innovations, Inc., 9.00%, 5/15/16	400	398
		476

Healthcare – Services – 2.7%

CHS/Community Health Systems, Inc., 8.88%, 7/15/15	575	589

DaVita, Inc., 7.25%, 3/15/15	925	916

HCA, Inc., 5.75%, 3/15/14 9.63%, 11/15/16 7.69%, 6/15/25	1,000 1,125 150	882 1,170 122
Psychiatric Solutions, Inc., 7.75%, 7/15/15	260	251
		3,930

Home Builders – 0.8%

KB Home, 7.25%, 6/15/18	750	731

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.7% – continued

Home Builders – 0.8% – continued
Pulte Homes, Inc., 7.88%, 6/15/32	$500	$440
		1,171

Household Products/Wares – 0.2%
ACCO Brands Corp., 7.63%, 8/15/15	385	320

Iron/Steel – 0.7%

Steel Dynamics, Inc., 6.75%, 4/1/15	510	488
United States Steel Corp., 6.65%, 6/1/37	605	494
		982

Lodging – 0.5%

Harrah’s Operating Co., Inc., 11.25%, 6/1/17 (1)	300	303
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	525	496
		799

Machinery – Diversified – 0.3%
Case New Holland, Inc., 7.13%, 3/1/14	385	377

Media – 2.0%

CSC Holdings, Inc., 8.63%, 2/15/19 (1)	1,125	1,190

DISH DBS Corp., 7.88%, 9/1/19 (1)	875	884

Gannett Co., Inc., 8.75%, 11/15/14 (1) 9.38%, 11/15/17 (1)	75 175	74 172

Mediacom LLC / Mediacom Capital Corp., 9.13%, 8/15/19 (1)	300	308
Sinclair Broadcast Group, Inc., 8.00%, 3/15/12	325	288
		2,916

Miscellaneous Manufacturing – 0.3%

Trinity Industries, Inc., 3.88%, 6/1/36	650	479

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.7% – continued

Oil & Gas – 3.3%

Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp., 12.13%, 8/1/17	$275	$296

Chesapeake Energy Corp.,

6.88%, 1/15/16	1,000	948

6.50%, 8/15/17	405	372

Cimarex Energy Co., 7.13%, 5/1/17	325	302

EXCO Resources, Inc., 7.25%, 1/15/11	425	421

Hilcorp Energy I LP/Hilcorp Finance Co., 7.75%, 11/1/15	500	472

Mariner Energy, Inc., 11.75%, 6/30/16	270	291

Penn Virginia Corp.,

4.50%, 11/15/12	270	243

10.38%, 6/15/16	275	297

Pioneer Natural Resources Co., 7.20%, 1/15/28	580	503

Sabine Pass LNG LP, 7.25%, 11/30/13	325	290

SandRidge Energy, Inc., 8.00%, 6/1/18 (1)	510	491
Swift Energy Co., 7.13%, 6/1/17	10	9
		4,935

Oil & Gas Services – 0.3%
Dresser-Rand Group, Inc., 7.38%, 11/1/14	460	451

Packaging & Containers – 0.6%

Crown Americas LLC / Crown Americas Capital Corp., 7.75%, 11/15/15	325	331
Owens-Illinois, Inc., 7.80%, 5/15/18	580	581
		912

Pharmaceuticals – 0.2%
Omnicare, Inc., 3.25%, 12/15/35	410	316

Pipelines – 1.9%

Atlas Pipeline Partners LP, 8.75%, 6/15/18	375	300

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.7% – continued

Pipelines – 1.9% – continued

Copano Energy LLC / Copano Energy Finance Corp., 8.13%, 3/1/16	$300	$292

Dynegy Holdings, Inc.,

8.38%, 5/1/16	750	701

7.75%, 6/1/19	590	503

El Paso Corp., 6.95%, 6/1/28	900	749
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 8.50%, 7/15/16	215	213
		2,758

Real Estate Investment Trusts – 1.2%

Felcor Lodging LP, 10.00%, 10/1/14 (1)	260	252

Host Hotels & Resorts LP, 6.38%, 3/15/15	1,140	1,080
ProLogis, 5.63%, 11/15/15	535	486
		1,818

Retail – 2.3%

Dillard’s, Inc., 7.75%, 7/15/26	25	18

Freedom Group, Inc., 10.25%, 8/1/15 (1)	200	212

J.C. Penney Corp., Inc., 7.40%, 4/1/37	750	667

Limited Brands, Inc., 7.60%, 7/15/37	400	333

Macy’s Retail Holdings, Inc., 6.90%, 4/1/29	470	371

Michaels Stores, Inc., 11.38%, 11/1/16	510	477

New Albertsons, Inc., 7.45%, 8/1/29	290	249

QVC, Inc., 7.50%, 10/1/19 (1)	300	300

Toys R Us Property Co. I LLC, 10.75%, 7/15/17 (1)	275	296
Toys R US, Inc., 7.38%, 10/15/18	560	487
		3,410

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 37.7% – continued

Telecommunications – 6.9%

Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	$650	$495

Ciena Corp., 0.88%, 6/15/17	715	505

Cincinnati Bell, Inc., 7.00%, 2/15/15	500	485

Crown Castle International Corp., 9.00%, 1/15/15	675	707

Embarq Corp., 8.00%, 6/1/36	465	486

Frontier Communications Corp.,

7.88%, 1/15/27	600	547

9.00%, 8/15/31	600	588

GeoEye, Inc., 9.63%, 10/1/15 (1)(2)	300	304

Intelsat Corp., 6.88%, 1/15/28	185	153

Level 3 Financing, Inc.,

12.25%, 3/15/13	600	606

9.25%, 11/1/14	535	471

Nextel Communications, Inc.,

5.95%, 3/15/14	1,300	1,150

7.38%, 8/1/15	625	561

Qwest Capital Funding Inc., 6.50%, 11/15/18	650	535

Qwest Corp., 7.13%, 11/15/43	1,525	1,144

SBA Telecommunications, Inc., 8.00%, 8/15/16 (1)	275	281

Sprint Capital Corp., 8.75%, 3/15/32	650	614

Windstream Corp.,

8.63%, 8/1/16	380	389

7.88%, 11/1/17 (1)(2)	275	274
		10,295
Total Corporate Bonds
(Cost $56,215)		55,867

FOREIGN ISSUER BONDS – 3.0%

Computers – 0.4%

Seagate Technology HDD Holdings, 6.80%, 10/1/16	600	550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 3.0% – continued

Diversified Financial Services – 0.7%

General Motors Acceptance Corp. of Canada Ltd., 7.13%, 9/13/11	$195	$154

Petroplus Finance Ltd.,

7.00%, 5/1/17 (1)	525	478

9.38%, 9/15/19 (1)	475	468
		1,100

Leisure Time – 0.1%
Royal Caribbean Cruises Ltd., 7.00%, 6/15/13	220	209

Miscellaneous Manufacturing – 0.4%
Bombardier, Inc., 7.45%, 5/1/34 (1)	700	611

Oil & Gas – 0.1%
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (1)	125	102

Pharmaceuticals – 0.2%
Elan Corp. PLC, 8.75%, 10/15/16 (1)	250	247

Sovereign – 0.4%

Canadian Government Bond,

2.00%, 9/1/12	410	384

3.50%, 6/1/13	220	215
		599

Telecommunications – 0.7%

America Movil S.A.B. de C.V., 8.46%, 12/18/36	3,400	209

Axtel S.A.B de C.V., 9.00%, 9/22/19 (1)	245	249

True Move Co. Ltd., 10.75%, 12/16/13 (1)	300	288
Wind Acquisition Finance S.A., 11.75%, 7/15/17 (1)	250	282
		1,028
Total Foreign Issuer Bonds
(Cost $4,440)		4,446

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2009 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 57.5%

iShares iBoxx $ High Yield Corporate Bond Fund	173,894	$15,016
Northern Institutional Funds - Diversified Assets Portfolio (3)(4)	70,167,112	70,167
Total Investment Companies
(Cost $85,167)		85,183

Total Investments – 98.2%
(Cost $145,822)		145,496
Other Assets less Liabilities – 1.8%		2,607
NET ASSETS – 100.0%		$148,103

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	When-Issued Security.
(3)	The Fund had approximately $70,167,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the period ended September 30, 2009.
(4)	Investment in affiliated fund. Northern Trust Investments, N.A. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2009, the credit quality distribution for the Multi-Manager High Yield Opportunity Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
A	0.2%
BBB & Above	1.1
BB	17.7
B	17.4
CCC	8.9
CC	0.6
Other	0.2
Cash & Equivalents	53.9

Total	100.0%

* Standard & Poor’s Rating Services.

At September 30, 2009, the Multi-Manager High Yield Opportunity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
U.S. Dollar	213	Canadian Dollar	233	10/1/09	$5

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by the Fund’s Valuation Committee, taking into consideration the time to expiration, market value and other factors. The Fund valued certain securities using a quote from a single broker.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities . Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments, which are carried at fair value, as of September 30, 2009:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds
Aerospace/Defense	$–	$886	$486	$1,372
Airlines	–	556	–	556
Apparel	–	852	–	852
Auto Parts&Equipment	–	594	–	594
Banks	–	819	–	819
Beverages	–	891	–	891
Building Materials	–	535	–	535
Chemicals	–	460	–	460
Coal	–	308	–	308
Commercial Services	–	1,996	–	1,996
Cosmetics/Personal Care	–	309	–	309
Diversified Financial
Services	–	4,184	–	4,184
Electric	–	3,719	–	3,719
Entertainment	–	1,155	–	1,155
Food	–	1,187	–	1,187
Forest Products&Paper	–	585	–	585
Healthcare-Products	–	476	–	476
Healthcare-Services	–	3,930	–	3,930
Home Builders	–	1,171	–	1,171
Household
Products/Wares	–	320	–	320
Iron/Steel	–	982	–	982
Lodging	–	799	–	799
Machinery-Diversified	–	377	–	377
Media	–	2,669	247	2,916
Miscellaneous Manufacturing	–	479	–	479
Oil&Gas	–	4,935	–	4,935
Oil&Gas Services	–	451	–	451
Packaging&Containers	–	912	–	912
Pharmaceuticals	–	316	–	316
Pipelines	–	2,758	–	2,758
REITS	–	1,818	–	1,818
Retail	–	3,410	–	3,410
Telecommunications	–	10,021	274	10,295
Foreign Issuer Bonds
Computers	–	550	–	550
Diversified Financial Services	–	632	468	1,100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	SEPTEMBER 30, 2009 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Leisure Time	$–	$209	$–	$209
Miscellaneous Manufacturing	–	611	–	611
Oil&Gas	–	102	–	102
Pharmaceuticals	–	–	247	247
Sovereign	–	599	–	599
Telecommunications	–	1,028	–	1,028
Investment Companies	85,183	–	–	85,183
Total Investments	$85,183	$58,591	$1,722	$145,496

Other Financial Instruments*	$–	$5	$–	$5

* Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 9/23/09 (000s)*	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/09 (000s)

Corporate Bonds

Aerospace/Defense	$–	$–	$–	$486	$–	$486

Media	–	–	1	246	–	247

Telecommunications	–	–	3	271	–	274

Foreign Issuer Bonds

Diversified Financial Services	–	–	(1)	469	–	468
Pharmaceuticals	–	–	–	247	–	247
Total	$–	$–	$3	$1,719	$–	$1,722

* Commenced investment operations on September 23, 2009.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2009 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust currently includes 44 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap, Multi-Manager Small Cap and Multi-Manager High Yield Opportunity Funds (collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein. The Multi-Manager High Yield Opportunity Fund was funded on September 23, 2009.

Northern Trust Global Advisors, Inc. (“NTGA”) is a subsidiary of Northern Trust Corporation and Northern Trust Investments, N.A. (“NTI”) is a subsidiary of The Northern Trust Company (“Northern Trust”). NTGA and NTI serve jointly as the investment advisers of the Funds. Northern Trust serves as the custodian, fund accountant and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with

NORTHERN FUNDS SEMIANNUAL REPORT	59	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that as the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligation under the contract. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2009, the Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap and Multi-Manager Small Cap Funds had entered into exchange-traded long futures contracts. The aggregate value of securities pledged to cover margin requirements for open positions was approximately $8,432,000, $2,714,000, $2,019,000 and $1,034,000, respectively.

C) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees were less than $500 for the six months ended September 30, 2009, for the Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, and Multi-Manager International Equity Funds. Redemption fees were less the $500 for the fiscal year ended March 31, 2009, for the Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate and Multi-Manager International Equity Funds. These amounts are

MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

included in “Proceeds from Shares Sold” in Note 7 – Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Multi-Manager Emerging Markets Equity	Annually
Multi-Manager Global Real Estate	Quarterly
Multi-Manager International Equity	Annually
Multi-Manager Large Cap	Quarterly
Multi-Manager Mid Cap	Annually
Multi-Manager Small Cap	Annually
Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or the NAVs of the Funds.

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2008, through the fiscal year ended March 31, 2009, the following Funds incurred net capital losses and/or Section 988 net currency losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Multi-Manager International Equity	$164,623
Multi-Manager Large Cap	19,958
Multi-Manager Mid Cap	48,127
Multi-Manager Small Cap	48,571

At March 31, 2009, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration are as follows:

Amounts in thousands	MARCH 31, 2016	MARCH 31, 2017
Multi-Manager Emerging Markets Equity	$ —	$183
Multi-Manager International Equity	—	132,432
Multi-Manager Large Cap	17	39,726
Multi-Manager Mid Cap	—	30,745
Multi-Manager Small Cap	—	53,569

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2009, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains/losses were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAIN/LOSSES
Multi-Manager Emerging Markets Equity	$ —	$ —	$22,582
Multi-Manager International Equity	6,962	—	(417,229)
Multi-Manager Large Cap	54	—	(77,471)
Multi-Manager Mid Cap	593	—	(135,710)
Multi-Manager Small Cap	—	—	(63,400)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized gains at November 30, 2008, the Multi-Manager Global Real Estate Fund's last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAIN
Multi-Manager Global Real Estate	$1,021	$1	$26,653

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The taxable character of distributions paid during the fiscal year or period ended March 31, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager International Equity	$12,000	$13,395
Multi-Manager Large Cap	2,836	—
Multi-Manager Mid Cap	2,300	2,279
Multi-Manager Small Cap	355	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year or period ended March 31, 2008, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager International Equity	$55,680	$20,729
Multi-Manager Large Cap	685	—
Multi-Manager Mid Cap	10,452	4,769
Multi-Manager Small Cap	9,605	8,807

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2009, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2006 through March 31, 2008 remain subject to examination by the Internal Revenue Service.

3. BANK LOANS

The Trust has entered into a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement depends on the type of loan. For base rate loans, the interest rate is sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate is the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate is the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there is an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears which is included in other expense. The agreement will expire on December 10, 2009, unless renewed.

At September 30, 2009, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

Amounts in thousands	Dollar Amount	Rate
Multi-Manager International Equity	$400	1.15%

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to receive a joint advisory fee, computed daily and payable monthly, at annual rates set forth in the following tables (expressed as a percentage of each Fund’s respective average daily net assets). For the six months ended September 30, 2009, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below.

The annual advisory fees and expense limitations for the Funds for the six months ended September 30, 2009, were as follows:

	CONTRACTUAL RATE
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	EXPENSE LIMITATIONS
Multi-Manager Emerging Markets Equity	1.20%	1.13%	1.08%	1.50%
Multi-Manager Global Real Estate	1.10%	1.03%	0.99%	1.30%
Multi-Manager International Equity	1.10%	1.03%	0.99%	1.44%
Multi-Manager Large Cap	0.90%	0.85%	0.81%	1.20%
Multi-Manager Mid Cap	0.90%	0.85%	0.81%	1.20%
Multi-Manager Small Cap	1.10%	1.03%	0.99%	1.40%

	CONTRACTUAL RATE
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATIONS
Multi-Manager High Yield Opportunity*	0.80%	0.75%	0.72%	1.10%

*	Commenced investment operations on September 23, 2009.

MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

The reimbursements described above are voluntary and may be modified or terminated at any time.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, each of NTI and NTGA is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI and NTGA oversee and monitor the selection and performance of Sub-Advisers and allocate resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI and NTGA. NTI and NTGA manage the cash portion of each Fund as well as the emerging market investments of the Multi-Manager International Equity Fund.

As of September 30, 2009, Axiom International Investors, LLC, PanAgora Asset Management, Inc. and Westwood Global Investments, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Equity Fund.

As of September 30, 2009, Cohen & Steers Capital Management, Inc., EII Realty Securities, Inc. and ING Clarion Real Estate Securities, LLC are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2009, Altrinsic Global Advisors, LLC, Tradewinds Global Investors, LLC, UBS Global Asset Management (Americas) Inc. and William Blair & Company, LLC are the Sub-Advisers for the Multi-Manager International Equity Fund.

As of September 30, 2009, Delaware Management Company, Inc., Jennison Associates LLC, Marsico Capital Management, LLC and Metropolitan West Capital Management, LLC are the Sub-Advisers for the Multi-Manager Large Cap Fund.

As of September 30, 2009, Geneva Capital Management Ltd., LSV Asset Management, Systematic Financial Management LP and TCW Investment Management Company are the Sub-Advisers for the Multi-Manager Mid Cap Fund.

As of September 30, 2009, Copper Rock Capital Partners LLC, Metropolitan West Capital Management, LLC, OFI Institutional Asset Management, Inc., and William Blair & Company, LLC are the Sub-Advisers for the Multi-Manager Small Cap Fund.

As of September 30, 2009, Loomis, Sayles & Company, L.P. and Stone Harbor Investment Partners LP are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

The Investment Advisers are responsible for payment of sub-advisory fees to these sub-advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets. NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s secretary also serves as legal counsel to the Trust and the independent Trustees and receives legal fees from the Funds for those services. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Each Fund bears indirectly

NORTHERN FUNDS SEMIANNUAL REPORT	63	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custodial fees payable to NTI and/or its affiliates on the uninvested cash invested in the Portfolio are 0.35 percent. NTI is currently reimbursing each of the Funds invested in the Portfolio for the advisory fees received by NTI from the Portfolio in respect of each Fund’s assets invested in the Portfolio. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2009, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Multi-Manager Emerging Markets Equity	$ —	$690,875	$ —	$249,169
Multi-Manager Global Real Estate	—	293,855	—	143,058
Multi-Manager International Equity	—	927,039	—	411,506
Multi-Manager Large Cap	—	234,032	—	88,526
Multi-Manager Mid Cap	—	326,028	—	320,889
Multi-Manager Small Cap	—	310,356	—	256,955
Multi-Manager High Yield Opportunity	—	75,932	—	279

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2009, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Multi-Manager Emerging Markets Equity	$267,723	$(1,861)	$265,862	$773,027
Multi-Manager Global Real Estate	141,183	(1,105)	140,078	369,407
Multi-Manager International Equity	249,753	(68,387)	181,366	1,941,139
Multi-Manager Large Cap	67,404	(11,336)	56,068	522,468
Multi-Manager Mid Cap	93,261	(31,943)	61,318	501,441
Multi-Manager Small Cap	66,438	(9,631)	56,807	349,633
Multi-Manager High Yield Opportunity	130	(456)	(326)	145,822

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Multi-Manager Emerging Markets Equity	31,463	$497,672	—	$—	(2,056)	$(34,029)	29,407	$463,643
Multi-Manager Global Real Estate	15,562	208,893	11	151	(3,145)	(40,603)	12,428	168,441
Multi-Manager International Equity	98,119	778,052	—	—	(24,212)	(182,842)	73,907	595,210
Multi-Manager Large Cap	32,633	215,709	18	121	(8,127)	(54,057)	24,524	161,773
Multi-Manager Mid Cap	25,086	187,229	—	—	(5,564)	(43,951)	19,522	143,278
Multi-Manager Small Cap	17,139	117,466	—	—	(4,497)	(31,617)	12,642	85,849
Multi-Manager High Yield Opportunity	14,855	148,498	—	—	(7)	(70)	14,848	148,428

MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

Transactions in shares for the fiscal year or period ended March 31, 2009, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Multi-Manager Emerging Markets Equity	23,752	$262,324	—	$—	(1,437)	$(16,197)	22,315	$246,127
Multi-Manager Global Real Estate	26,121	276,028	23	286	(7,360)	(73,793)	18,784	202,521
Multi-Manager International Equity	113,945	873,391	1,602	10,878	(83,445)	(631,299)	32,102	252,970
Multi-Manager Large Cap	46,267	309,881	28	183	(18,263)	(123,826)	28,032	186,238
Multi-Manager Mid Cap	34,568	260,887	291	1,918	(19,838)	(148,947)	15,021	113,858
Multi-Manager Small Cap	26,141	182,939	43	263	(17,394)	(122,942)	8,790	60,260

8. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statement of Asset and Liabilities as of September 30, 2009:

	MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$8	Unrealized loss on forward foreign currency exchange contracts	$(35)

	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$1	Unrealized loss on forward foreign currency exchange contracts	$(9)

	MULTI-MANAGER INTERNATIONAL EQUITY FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$152	Payable for variation margin on futures contracts	$—
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$450	Unrealized loss on forward foreign currency exchange contracts	$438

	MULTI-MANAGER LARGE CAP FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$18

	MULTI-MANAGER MID CAP FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$5	Payable for variation margin on futures contracts	$47

NORTHERN FUNDS SEMIANNUAL REPORT	65	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	MULTI-MANAGER SMALL CAP FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Equity contracts	Receivable for variation margin on futures contracts	$3	Payable for variation margin on futures contracts	$46

	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Amounts in thousands	ASSETS		LIABILITIES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$4	Unrealized loss on forward foreign currency exchange contracts	$—

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended September 30, 2009:

	MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Amounts in thousands
	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$(677)

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	$(59)

	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Amounts in thousands
	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$(6)

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	$9

	MULTI-MANAGER INTERNATIONAL EQUITY FUND
Amounts in thousands
	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$13,216
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	398

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(1,171)
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	137

MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

	MULTI-MANAGER LARGE CAP FUND
Amounts in thousands
	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$3,283

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(464)

	MULTI-MANAGER MID CAP FUND
Amounts in thousands
	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$3,836

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(552)

	MULTI-MANAGER SMALL CAP FUND
Amounts in thousands
	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net realized gains (losses) on futures contracts	$2,627

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(283)

	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Amounts in thousands
	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$(1)

	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency transactions and forward foreign currency exchange contracts	$1

NORTHERN FUNDS SEMIANNUAL REPORT	67	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2009 (UNAUDITED)

VOLUME OF DERIVATIVE ACTIVITY FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009*

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Multi-Manager Emerging Markets Equity	2,129	$34,150	—	—
Multi-Manager Global Real Estate	4,429	502	—	—
Multi-Manager International Equity	3,078	6,192	158	6,229
Multi-Manager Large Cap	—	—	180	1,537
Multi-Manager Mid Cap	—	—	167	1,986
Multi-Managers Small Cap	—	—	163	1,180
Multi-Manager High Yield Opportunity	4	147	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and equity contracts.

**	Amounts in thousands

9. SUBSEQUENT EVENT

Effective October 1, 2009, NTGA was reorganized into The Northern Trust Company of Connecticut (“NTCC”), also a subsidiary of Northern Trust Corporation. At that time, NTCC assumed the responsibilities of NTGA as co-investment adviser under the advisory agreement with the Trust with respect to the Funds. The fees payable by the Trust under the agreement, the personnel who manage the Funds and the services provided to the Funds remain unchanged as a result of the assumption of these responsibilities. NTCC will also assume the responsibilities of NTGA under sub-advisory agreements with each of the sub-advisers to the Funds.

Management has evaluated subsequent events for the Funds through November 23, 2009, the date the financial statements were available to be issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

FUND EXPENSES	SEPTEMBER 30, 2009 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity Fund and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009, through September 30, 2009.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/09 - 9/30/09” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 60) in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Real Estate, Multi-Manager International Equity Fund and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MULTI-MANAGER EMERGING MARKETS EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.50%	$1,000.00	$1,629.30	$9.89
Hypothetical	1.50%	$1,000.00	$1,017.55	$7.59	**

MULTI-MANAGER GLOBAL REAL ESTATE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.30%	$1,000.00	$1,666.80	$8.69
Hypothetical	1.30%	$1,000.00	$1,018.55	$6.58	**

MULTI-MANAGER INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.43%	$1,000.00	$1,402.90	$8.61
Hypothetical	1.43%	$1,000.00	$1,017.90	$7.23	**

MULTI-MANAGER LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.20%	$1,000.00	$1,297.10	$6.91
Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07	**

MULTI-MANAGER MID CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.20%	$1,000.00	$1,399.40	$7.22
Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annual-ized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	69	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2009 (UNAUDITED)

MULTI-MANAGER SMALL CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.40%	$1,000.00	$1,443.00	$8.57
Hypothetical	1.40%	$1,000.00	$1,018.05	$7.08	**

MULTI-MANAGER HIGH YIELD OPPORTUNITY(1)

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/09	ENDING ACCOUNT VALUE 9/30/09	EXPENSES PAID* 4/1/09 - 9/30/09
Actual	1.10%	$1,000.00	$997.00	$0.21
Hypothetical	1.10%	$1,000.00	$1,000.75	$0.21	**

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2009. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annual-ized expense ratios and an assumed rate of return of 5 percent per year before expenses.

(1)	Commenced investment operations on September 23, 2009. Thus, to calculate account values and expenses paid, the 7 day rate of return was used (as opposed to a six-month rate of return).

MULTI-MANAGER FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI MANAGER FUNDS

TRUSTEES AND OFFICERS SEPTEMBER 30, 2009 (UNAUDITED)

MULTI-MANAGER ADVISORY AGREEMENT APPROVAL

The Trustees oversee the management of Northern Funds (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Multi-Manager Funds”) at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Multi-Manager Funds with Northern Trust Global Advisors, Inc. (now known as Northern Trust Company of Connecticut) and Northern Trust Investments, N.A. (together, “Northern”).

At meetings held on May 8, 2009 and August 28, 2009 (together, the “Meeting”), the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”) voting separately, considered and reapproved the Advisory Agreement. At the August 28th meeting, the Trustees, including a majority of the Independent Trustees voting separately, also considered and approved the investment advisory agreement for the new Multi-Manager High Yield Opportunity Fund (together with the Advisory Agreement, the “Agreement”).

In evaluating the Agreement, generally the Trustees relied upon their knowledge of Northern and its services, resulting from their meetings and interactions with management throughout the year. The Trustees also relied upon written materials specifically provided to them for the purpose of their consideration of the Agreement, which they had received in preparation for their consideration of the Agreement. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meetings without employees of Northern present.

In connection with their approvals of the Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the nature, extent and quality of the services provided by Northern. In evaluating whether to continue and approve the Agreement for the Multi-Manager Funds, the Trustees considered that Northern engages sub-advisers, subject to the Trustees’ approval, to manage the assets of the Funds. They also considered that Northern provided general investment management services to the Multi-Manager Funds and also has the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern is also responsible for selecting each Multi-Manger Fund’s investment strategies; allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; monitoring and evaluating sub-adviser performance; and implementing procedures relating to the sub-advisers’ compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions. In addition to providing these services, Northern managed the cash portion of each Multi-Manager Fund and the emerging markets investments of the Multi-Manager International Equity Fund.

The Board considered that Northern selects the sub-advisers to manage the Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. Northern then allocates assets to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Fund are complementary. Therefore, the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Fund.

The Trustees also considered that the prospectus for the Multi-Manager Funds discloses Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. Finally, the Trustees also considered that Northern currently supervises approximately 20 sub-advisers (22, counting the sub-advisers for the new Multi-Manager High Yield Opportunity Fund).

The Trustees concluded that Northern had both committed substantial financial and other resources to the operations of the Multi-Manager Funds and provided quality services to the Multi-Manager Funds. The Trustees also believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds and had enhanced their program to monitor the sub-advisers’ compliance policies and procedures in the past year by hiring additional staff at a time when their competitors were generally reducing staff as a result of the market downturn. The Trustees also considered Northern’s ability to attract and retain portfolio management talent, their expertise in managing multi-manager strategies and the continued active involvement of internal audit in reviewing operations related to the Multi-Manager Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to provide quality services to the Funds, including the Multi-Manager High Yield Opportunity Fund.

FEES, EXPENSES AND PERFORMANCE

The Trustees considered the Multi-Manager Funds’ contractual advisory fee rates; the Multi-Manager Funds’ total operating

NORTHERN FUNDS SEMIANNUAL REPORT	71	MULTI-MANAGER FUNDS

MULTI MANAGER FUNDS

TRUSTEES AND OFFICERS continued

expense ratios; Northern’s voluntary expense reimbursements and expense caps with respect to the Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees also considered the current assets in the Multi-Manager Funds and the net advisory fees at those levels after Northern’s payment of the sub-advisory fees; the information provided by Northern relating to the costs of the services to be provided by Northern and their affiliates and the profits realized by them; the spreads between Northern’s effective fee rates and the sub-advisers’ fees; and information comparing the fee rates charged by Northern with the fee rates charged by other, unaffiliated investment managers to their clients as presented in Lipper reports. The Lipper information showed that in each case the Multi-Manager Funds’ overall expense ratios were below the objective median expense ratio, although advisory fees were generally above the median. Information was also provided on the advisory fee rates charged by Northern to similar privately managed accounts. The Trustees discussed with Northern the similarities and differences among these accounts and the Multi-Manager Funds. These comparisons assisted the Trustees in evaluating the reasonability of the Multi-Manager Funds’ investment advisory fees.

Regarding profitability, it was noted that Northern had presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Multi-Manager Funds’ exemptive order. The annual profitability report had shown that Northern’s profitability was generally in line with profitability of other publicly-traded investment advisory organizations, although the Trustees found these comparisons to third parties’ profitability not particularly helpful given the differences among the firms. The Trustees also reviewed Northern’s cost allocation, which had not changed from prior presentations. It was noted that Northern’s cost allocation methodology had been reviewed by the Multi-Manager Funds’ auditors for reasonability during prior periods.

The Trustees also considered the Multi-Manager Funds’ performance since inception and during the one-year period, and for the three-year period in the case of the Multi-Manager Small Cap, Mid Cap and International Equity Funds. This information included comparisons to other similarly managed, unaffiliated funds as well as to each Multi-Manager Fund’s benchmark index. In the case of the Multi-Manager Global Real Estate and Emerging Markets Equity Funds, the Trustees placed more emphasis on the longer since-inception performance in which both Funds had outperformed their benchmarks. The Trustees took into account the relatively short period that the Multi-Manager Global Real Estate and Emerging Markets Equity Funds had been in operation and the unusual market conditions in the past year and its impact on sub-adviser investment models. In the case of the Multi-Manager International Equity Fund, the Trustees noted that the Fund underperformed its benchmark for the three-year period but had outperformed its benchmark for the one-year period and performed competitively versus its peers. The Multi-Manager Large Cap and Mid Cap Funds had beaten their respective benchmarks in all periods and had also performed competitively with their peers. The Multi-Manager Small Cap Fund had lagged its benchmark for the three-year period but had outperformed its benchmark in the one-year period, and was performing competitively with its peers in the more recent period. The Trustees did not consider performance of the Multi-Manager High Yield Opportunity Fund, which had not yet commenced operations.

The Trustees also considered the promptness with which Northern had acted to replace sub-advisers who were not performing as expected, as well as Northern’s continual monitoring of sub-advisers during the period, which included multiple due diligence on site visits and meetings.

Based on their review of performance, the Trustees concluded that Northern was devoting appropriate resources to the Funds’ performance.

ECONOMIES OF SCALE

The Trustees also reviewed information as to whether Northern was likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the current Multi-Manager Funds were sharing in economies of scale through the level at which the Multi-Manager Funds’ advisory fees are set, through Northern’s voluntary expense caps for the Multi-Manager Funds and through the advisory fee breakpoints in the Agreement.

OTHER BENEFITS

The Trustees considered other benefits derived by Northern and its affiliates as a result of its relationship with the Multi-Manager Funds. The Trustees considered the non-advisory services provided to the Multi-Manager Funds by Northern and their affiliates, which included services as the Multi-Manager Funds’ custodian, transfer agent and co-administrator. The Trustees also considered that many of the Multi-Manager Funds’ shareholders were likely to have other client relationships with Northern.

All of the foregoing information assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Multi-Manager Funds.

*    *    *    *    *

MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2009 (UNAUDITED)

After deliberation, the Trustees concluded that the investment advisory fees paid by the Multi-Manager Funds were reasonable on a Fund-by-Fund basis in light of the services provided by Northern, their costs and profitability and that the Agreement should be re-approved, and approved in the case of the Multi-Manager High Yield Opportunity Fund.

*    *    *    *    *

SUB-ADVISORY AGREEMENT APPROVAL

The Trustees, including a majority of the Independent Trustees voting separately, also considered and reapproved the Sub-Advisory Agreements for the Multi-Manager Funds at the May and August Meetings referenced above. The Trustees, including the independent Trustees voting separately, also considered and approved the Sub-Advisory Agreements at the August Meeting for two new sub-advisers, Stone Harbor Investment Partners LP and Loomis Sayles & Company LP. These sub-advisers were proposed to advise the Multi-Manager High Yield Opportunity Fund.

At the Meeting, the Trustees reviewed information and written materials from Northern and the sub-advisers to the Multi-Manager Funds regarding (i) the nature and quality of the investment advisory services provided by each sub-adviser, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) each sub-adviser’s broker and soft dollar practices and any potential conflicts of interest with Northern; (iv) each sub-adviser’s investment strategies and style of investing; (v) the performance history of the sub-advisers with respect to accounts or funds managed similarly to the Multi-Manger Funds; (vi) each sub-adviser’s compliance policies and procedures (including its codes of ethics) and Northern’s and the Trust’s Chief Compliance Officers’ evaluations of such policies, procedures and codes; and (vii) the terms of the Sub-Advisory Agreements.

The Trustees also reviewed Northern’s proprietary methodology for allocating assets among the various sub-advisers, the current and proposed allocations to each sub-adviser within each Multi-Manager Fund and the recommended mix of sub-advisers for each Multi-Manger Fund based on their investment styles and strategies.

In connection with the approvals of the Sub-Advisory Agreements for each of the Multi-Manager Funds, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendations and evaluations of Northern with respect to each of the sub-advisers.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the information provided by Northern with respect to each sub-adviser’s qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Fund. In this regard, the Trustees relied upon Northern’s analyses of each sub-adviser’s portfolio management and compliance staff and resources. The Trustees also considered the reports provided by the Trust’s Chief Compliance Officer on the quality of each sub-adviser’s compliance program. The Trustees concluded that each sub-adviser had provided, or was able to provide, quality services to the Funds.

FEES, EXPENSES AND PERFORMANCE

With respect to the sub-advisory fees, the Trustees considered that the sub-advisers were each paid by Northern out of their advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each Sub-Advisory Agreement had been negotiated at arms length between Northern and the respective sub-advisers. The Trustees did not consider sub-adviser profitability information, because they did not consider this information to be particularly relevant given that Northern pays the sub-advisers from their advisory fees and has an incentive to negotiate the lowest possible sub-advisory fees. Standard fee schedules for each sub-adviser were presented, and it was noted that Northern had negotiated substantially lower advisory fees for the Multi-Manager Funds in most cases. The Trustees also reviewed and considered the sub-advisers’ fee rates with fee rates of sub-advisers to peer funds. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and/or anticipated quality of the services to be performed by them.

The Trustees also considered and evaluated performance information presented with respect to each existing and proposed sub-adviser’s allocated assets and Northern’s evaluation of the sub-adviser’s performance versus its respective benchmarks and the applicable Multi-Manager Fund’s benchmark. The Trustees concluded that performance of the existing sub-advisers was generally in line with Northern’s expectations.

ECONOMIES OF SCALE

The Trustees noted that while each sub-adviser was paid fees that included breakpoints, they considered economies of scale with respect to the Multi-Manager Funds primarily at the advisory fee level given that Northern pays the sub-advisers out of their advisory fees. See discussion of economies of scale above.

NORTHERN FUNDS SEMIANNUAL REPORT	73	MULTI-MANAGER FUNDS

MULTI MANAGER FUNDS

TRUSTEES AND OFFICERS continued	SEPTEMBER 30, 2009 (UNAUDITED)

OTHER BENEFITS

The Trustees considered the other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Funds. These benefits included research received as a result of Multi-Manager Fund commissions and affiliated brokerage commissions received on Multi-Manager Fund brokerage transactions. The Trustees also considered the relationships that certain of the sub-advisers had with Northern, including sub-advisory relationships with other Northern clients.

*    *    *    *    *

Based on the Trustee’s deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to the sub-advisers on a Fund-by-Fund basis were reasonable in light of the services provided by each of them and that the Sub-Advisory Agreements should be reapproved, and approved in the case of the Multi-Manager High Yield Opportunity Fund.

MULTI-MANAGER FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	75	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MULTI-MANAGER FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

Item 2.	Code of Ethics.

Not applicable for the reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 4, 2009

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 4, 2009